FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8090

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders

Lincoln Variable Insurance Products Trust:

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund

LVIP American Income Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Funds

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

LVIP Baron Growth Opportunities Fund

LVIP BlackRock Inflation Protected Bond Fund

LVIP Capital Growth Fund

LVIP Cohen & Steers Global Real Estate Fund

LVIP Columbia Value Opportunities Fund

LVIP Delaware Bond Fund

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Foundation Aggressive Allocation Fund

LVIP Delaware Foundation Conservative Allocation Fund

LVIP Delaware Foundation Moderate Allocation Fund

LVIP Delaware Growth and Income Fund

LVIP Delaware Social Awareness Fund

LVIP Delaware Special Opportunities Fund

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional Non-US Equity Fund

LVIP Dimensional US Equity Fund

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

LVIP Global Income Fund

LVIP Janus Capital Appreciation Fund

LVIP JP Morgan High Yield Fund

LVIP MFS International Growth Fund

LVIP MFS Value Fund

LVIP Mid-Cap Value Fund

LVIP Mondrian International Value Fund

LVIP Money Market Fund

LVIP Protected American Allocation Target Risk Funds:

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Target Risk Funds:

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile Target Maturity Funds:

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

LVIP SSgA S&P 500 Index Fund

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Bond Index Fund

LVIP SSgA Funds

LVIP SSgA Developed International 150 Fund

LVIP SSgA Emerging Markets 100 Fund

LVIP SSgA Large Cap 100 Fund

LVIP SSgA Small/Mid-Cap 200 Fund

LVIP SSgA Allocation Funds

LVIP SSgA Conservative Index Allocation Fund

LVIP SSgA Conservative Structured Allocation Fund

LVIP SSgA Moderately Aggressive Index Allocation Fund

LVIP SSgA Moderately Aggressive Structured Allocation Fund

LVIP SSgA Moderate Index Allocation Fund

LVIP SSgA Moderate Structured Allocation Fund

LVIP SSgA Global Tactical Allocation Fund

LVIP SSgA International Index Fund

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP Templeton Growth Fund

LVIP Turner Mid-Cap Growth Fund

LVIP Wells Fargo Intrinsic Value Fund

LVIP American Allocation Funds

LVIP American Allocation Funds

American Balanced Allocation Fund

American Growth Allocation Fund

American Income Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP American Allocation Funds

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Balanced Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,055.10	0.20%	$1.02
Service Class Shares	1,000.00	1,053.30	0.55%	2.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.87	0.20%	$1.01
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP American Growth Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,059.90	0.21%	$1.08
Service Class Shares	1,000.00	1,058.00	0.56%	2.87
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.82	0.21%	$1.06
Service Class Shares	1,000.00	1,022.08	0.56%	2.82

LVIP American Income Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,044.00	0.23%	$1.17
Service Class Shares	1,000.00	1,042.10	0.58%	2.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.72	0.23%	$1.16
Service Class Shares	1,000.00	1,021.98	0.58%	2.92

*	Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP American Allocation Funds–1

LVIP American Allocation Funds

Security Type/Sector Allocations

As of June 30, 2012 (Unaudited)

LVIP American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	100.00%
Asset Allocation Fund	18.23%
Equity Funds	32.22%
Fixed Income Funds	30.45%
International Equity Funds	14.17%
International Fixed Income Fund	4.93%
Short-Term Investment	0.04%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	99.90%
Asset Allocation Fund	15.13%
Equity Funds	36.10%
Fixed Income Funds	21.53%
International Equity Funds	23.21%
International Fixed Income Fund	3.93%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

LVIP American Income Allocation Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	100.01%
Asset Allocation Fund	20.38%
Equity Funds	23.28%
Fixed Income Funds	48.39%
International Equity Fund	2.01%
International Fixed Income Fund	5.95%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

LVIP American Allocation Funds–2

LVIP American Balanced Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.00%
Asset Allocation Fund–18.23%
*American Funds®–Capital Income Builder	2,361,888	$120,763,336

		120,763,336

Equity Funds–32.22%
*American Funds–
AMCAP Fund	980,428	19,932,093
Mutual Fund	977,425	26,761,885
**American Funds Insurance Series®–
Blue Chip Income & Growth Fund	5,487,311	53,446,409
Growth Fund	583,386	32,803,793
Growth-Income Fund	2,236,289	80,506,393

		213,450,573

Fixed Income Funds–30.45%
*American Funds–
Intermediate Bond Fund of America	1,421,066	19,482,814
Short-Term Bond Fund of America	1,285,419	12,957,020
**American Funds Insurance Series–
Bond Fund	6,926,323	78,128,927
High-Income Bond Fund	1,792,095	19,784,733
Mortgage Bond	3,081,393	32,447,072
U.S. Government/AAA-Rated Securities Fund	3,040,336	38,885,892

		201,686,458

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–14.17%
**American Funds Insurance Series–
Global Growth Fund	1,591,057	$33,650,854
Global Small Capitalization Fund	1,459,273	26,500,393
International Fund	2,122,000	33,718,584

		93,869,831

International Fixed Income Fund–4.93%
**American Funds Insurance Series–
Global Bond Fund	2,697,688	32,642,022

		32,642,022

Total Unaffiliated Investment Companies (Cost $650,281,370)		662,412,220

SHORT-TERM INVESTMENT–0.04%
Money Market Mutual Fund–0.04%
Dreyfus Treasury & Agency Cash Management Fund	290,036	290,036

Total Short-Term Investment (Cost $290,036)		290,036

TOTAL VALUE OF SECURITIES–100.04% (Cost $650,571,406)	662,702,256
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(249,002)

NET ASSETS APPLICABLE TO 59,622,127 SHARES OUTSTANDING–100.00%	$662,453,254

NET ASSET VALUE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($15,000,543 / 1,348,259 Shares)	$11.126

NET ASSET VALUE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($647,452,711 / 58,273,868 Shares)	$11.111

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$643,077,140
Undistributed net investment income	11,577,289
Accumulated net realized loss on investments	(4,332,025)
Net unrealized appreciation of investments	12,130,850

Total net assets	$662,453,254

*	Class F-2 shares

**	Class 1 shares

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–3

LVIP American Growth Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.90%
Asset Allocation Fund–15.13%
*American Funds®–Capital Income Builder	1,775,575	$90,785,159

		90,785,159

Equity Funds–36.10%
*American Funds–
AMCAP Fund	884,423	17,980,322
Mutual Fund	1,102,179	30,177,664
**American Funds Insurance Series®–
Blue Chip Income & Growth Fund	6,187,674	60,267,946
Growth Fund	631,501	35,509,276
Growth-Income Fund	2,017,361	72,625,000

		216,560,208

Fixed Income Funds–21.53%
*American Funds–Intermediate Bond Fund of America	1,281,934	17,575,315
**American Funds Insurance Series– Bond Fund	5,206,755	58,732,201
High-Income Bond Fund	1,079,417	11,916,763
Mortgage Bond	1,111,883	11,708,127
U.S. Government/AAA-Rated Securities Fund	2,285,538	29,232,029

		129,164,435

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–23.21%
**American Funds Insurance Series–
Global Growth & Income Fund	1,251,226	$12,111,872
Global Growth Fund	1,722,382	36,428,369
Global Small Capitalization Fund	1,316,389	23,905,620
International Fund	3,443,722	54,720,750
New World Fund	587,891	12,098,802

		139,265,413

International Fixed Income Fund–3.93%
**American Funds Insurance Series–Global Bond Fund	1,946,766	23,555,864

		23,555,864

Total Unaffiliated Investment Companies (Cost $590,423,423)		599,331,079

TOTAL VALUE OF SECURITIES–99.90% (Cost $590,423,423)	599,331,079
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	608,933

NET ASSETS APPLICABLE TO 54,055,063 SHARES OUTSTANDING–100.00%	$599,940,012

NET ASSET VALUE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($11,076,867 / 996,741 Shares)	$11.113

NET ASSET VALUE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($588,863,145 / 53,058,322 Shares)	$11.098

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$584,879,592
Undistributed net investment income	10,636,453
Accumulated net realized loss on investments	(4,483,689)
Net unrealized appreciation of investments	8,907,656

Total net assets	$599,940,012

*	Class F-2 shares

**	Class 1 shares

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–4

LVIP American Income Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.01%
Asset Allocation Fund–20.38%
*American Funds®–Capital Income Builder	712,403	$36,425,171

		36,425,171

Equity Funds–23.28%
*American Funds–
AMCAP Fund	177,402	3,606,579
Mutual Fund	198,975	5,447,938
**American Funds Insurance Series®–
Blue Chip Income & Growth Fund	930,882	9,066,792
Growth Fund	158,330	8,902,922
Growth-Income Fund	404,659	14,567,726

		41,591,957

Fixed Income Funds–48.39%
*American Funds–
Intermediate Bond Fund of America	514,311	7,051,209
Short-Term Bond Fund of America	697,830	7,034,127

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
**American Funds Insurance Series–
Bond Fund	2,820,451	$31,814,690
High-Income Bond Fund	486,498	5,370,943
Mortgage Bond	1,338,277	14,092,057
U.S. Government/AAA-Rated Securities Fund	1,650,555	21,110,598

		86,473,624

International Equity Fund–2.01%
**American Funds Insurance Series– Global Small Capitalization Fund	198,038	3,596,371

		3,596,371

International Fixed Income Fund–5.95%
**American Funds Insurance Series– Global Bond Fund	878,760	10,632,996

		10,632,996

Total Unaffiliated Investment Companies (Cost $174,229,017)		178,720,119

TOTAL VALUE OF SECURITIES–100.01% (Cost $174,229,017)	178,720,119
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(15,143)

NET ASSETS APPLICABLE TO 16,081,726 SHARES OUTSTANDING–100.00%	$178,704,976

NET ASSET VALUE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($4,867,295 / 437,370 Shares)	$11.129

NET ASSET VALUE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($173,837,681 / 15,644,356 Shares)	$11.112

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$171,221,618
Undistributed net investment income	3,562,640
Accumulated net realized loss on investments	(570,384)
Net unrealized appreciation of investments	4,491,102

Total net assets	$178,704,976

*	Class F-2 shares

**	Class 1 shares

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–5

LVIP American Allocation Funds

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$4,981,202	$4,155,716	$1,430,902

EXPENSES:
Distribution expenses–Service Class	1,013,690	944,740	277,223
Management fees	740,086	687,690	202,981
Accounting and administration expenses	50,161	48,319	30,818
Professional fees	13,075	12,806	9,792
Reports and statements to shareholders	12,362	12,130	6,881
Trustees’ fees	6,340	6,148	1,781
Custodian fees	5,390	5,357	2,849
Pricing fees	247	228	67
Other	5,771	5,703	2,577

	1,847,122	1,723,121	534,969
Less expenses waived/reimbursed	(237,261)	(209,483)	(67,752)

Total operating expenses	1,609,861	1,513,638	467,217

NET INVESTMENT INCOME	3,371,341	2,642,078	963,685

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distribution from unaffiliated investment companies	1,474,240	1,065,859	737,307
Investments in unaffiliated investment companies	(1,744,441)	(943,606)	(260,795)

Net realized gain (loss)	(270,201)	122,253	476,512
Net change in unrealized appreciation (depreciation) of investments	22,775,321	24,203,893	4,732,046

NET REALIZED AND UNREALIZED GAIN	22,505,120	24,326,146	5,208,558

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,876,461	$26,968,224	$6,172,243

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–6

LVIP American Allocation Funds

Statements of Changes in Net Assets

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,371,341	$7,330,773	$2,642,078	$7,462,892	$963,685	$2,032,038
Net realized gain (loss)	(270,201)	(2,368,367)	122,253	(3,389,372)	476,512	(300,611)
Net change in unrealized appreciation (depreciation)	22,775,321	(10,752,059)	24,203,893	(15,433,141)	4,732,046	(305,912)

Net increase (decrease) in net assets resulting from operations	25,876,461	(5,789,653)	26,968,224	(11,359,621)	6,172,243	1,425,515

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(68,132)	—	(40,827)	—	(18,391)
Service Class	—	(1,020,578)	—	(856,905)	—	(238,685)
Net realized gain:
Standard Class	—	(6)	—	(4)	—	(5)
Service Class	—	(285)	—	(305)	—	(239)

	—	(1,089,001)	—	(898,041)	—	(257,320)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,147,951	13,916,036	3,379,162	10,924,095	2,047,562	3,900,746
Service Class	217,962,535	506,873,816	159,713,987	484,783,571	61,769,575	139,558,057
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	68,138	—	40,831	—	18,396
Service Class	—	1,020,863	—	857,210	—	238,924

	224,110,486	521,878,853	163,093,149	496,605,707	63,817,137	143,716,123

Cost of shares repurchased:
Standard Class	(1,856,166)	(4,438,078)	(1,116,141)	(2,450,226)	(293,056)	(1,058,718)
Service Class	(55,636,272)	(78,035,814)	(47,681,470)	(55,460,387)	(24,804,645)	(28,222,706)

	(57,492,438)	(82,473,892)	(48,797,611)	(57,910,613)	(25,097,701)	(29,281,424)

Increase in net assets derived from capital share transactions	166,618,048	439,404,961	114,295,538	438,695,094	38,719,436	114,434,699

NET INCREASE IN NET ASSETS	192,494,509	432,526,307	141,263,762	426,437,432	44,891,679	115,602,894
NET ASSETS:
Beginning of period	469,958,745	37,432,438	458,676,250	32,238,818	133,813,297	18,210,403

End of period	$662,453,254	$469,958,745	$599,940,012	$458,676,250	$178,704,976	$133,813,297

Undistributed net investment income	$11,577,289	$7,482,347	$10,636,453	$7,488,160	$3,562,640	$2,240,715

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–7

LVIP American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.545	$10.659	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.081	0.336	0.691
Net realized and unrealized gain (loss)	0.500	(0.369)	(0.032)

Total from investment operations	0.581	(0.033)	0.659

Less dividends and distributions from:
Net investment income	—	(0.081)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.081)	—

Net asset value, end of period	$11.126	$10.545	$10.659

Total return[5]	5.51%	(0.30% )	6.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,000	$10,124	$722
Ratio of expenses to average net assets[6]	0.20%	0.23%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.28%	0.30%	2.54%
Ratio of net investment income to average net assets	1.48%	3.15%	15.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.40%	3.08%	13.50%
Portfolio turnover	6%	33%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $6 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–8

LVIP American Balanced Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.549	$10.644	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.062	0.298	0.678
Net realized and unrealized gain (loss)	0.500	(0.366)	(0.034)

Total from investment operations	0.562	(0.068)	0.644

Less dividends and distributions from:
Net investment income	—	(0.027)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.027)	—

Net asset value, end of period	$11.111	$10.549	$10.644

Total return[5]	5.33%	(0.64% )	6.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$647,453	$459,835	$36,710
Ratio of expenses to average net assets[6]	0.55%	0.58%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%	0.65%	2.89%
Ratio of net investment income to average net assets	1.13%	2.80%	15.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.05%	2.73%	13.15%
Portfolio turnover	6%	33%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $285 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–9

LVIP American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.485	$10.763	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.072	0.335	0.671
Net realized and unrealized gain (loss)	0.556	(0.536)	0.092

Total from investment operations	0.628	(0.201)	0.763

Less dividends and distributions from:
Net investment income	—	(0.077)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.077)	—

Net asset value, end of period	$11.113	$10.485	$10.763

Total return[5]	5.99%	(1.87% )	7.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,077	$8,324	$24
Ratio of expenses to average net assets[6]	0.21%	0.23%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%	0.30%	3.01%
Ratio of net investment income to average net assets	1.30%	3.14%	15.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.22%	3.07%	12.82%
Portfolio turnover	5%	26%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $4 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–10

LVIP American Growth Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.490	$10.749	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.052	0.297	0.675
Net realized and unrealized gain (loss)	0.556	(0.534)	0.074

Total from investment operations	0.608	(0.237)	0.749

Less dividends and distributions from:
Net investment income	—	(0.022)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.022)	—

Net asset value, end of period	$11.098	$10.490	$10.749

Total return[5]	5.80%	(2.20% )	7.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$588,863	$450,352	$32,215
Ratio of expenses to average net assets[6]	0.56%	0.58%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.64%	0.65%	3.36%
Ratio of net investment income to average net assets	0.95%	2.79%	15.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.87%	2.72%	12.47%
Portfolio turnover	5%	26%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $305 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–11

LVIP American Income Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.660	$10.440	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.084	0.347	0.431
Net realized and unrealized gain (loss)	0.385	(0.049)	0.009

Total from investment operations	0.469	0.298	0.440

Less dividends and distributions from:
Net investment income	—	(0.078)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.078)	—

Net asset value, end of period	$11.129	$10.660	$10.440

Total return[5]	4.40%	2.86%	4.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,867	$2,963	$75
Ratio of expenses to average net assets[6]	0.23%	0.27%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.38%	5.16%
Ratio of net investment income to average net assets	1.53%	3.27%	10.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.45%	3.16%	5.18%
Portfolio turnover	10%	41%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $5 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–12

LVIP American Income Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.663	$10.426	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.064	0.309	0.420
Net realized and unrealized gain (loss)	0.385	(0.048)	0.006

Total from investment operations	0.449	0.261	0.426

Less dividends and distributions from:
Net investment income	—	(0.024)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.024)	—

Net asset value, end of period	$11.112	$10.663	$10.426

Total return[5]	4.21%	2.50%	4.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,838	$130,850	$18,135
Ratio of expenses to average net assets[6]	0.58%	0.62%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.66%	0.73%	5.51%
Ratio of net investment income to average net assets	1.18%	2.92%	9.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.10%	2.81%	4.83%
Portfolio turnover	10%	41%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $239 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–13

LVIP American Allocation Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund will invest a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of each Fund’s investment sub-advisor, and provides certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is in addition to the management fee paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily

LVIP American Allocation Funds–14

LVIP American Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

net assets of each Fund. This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the LVIP American Income Allocation Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.30% of average daily net assets for the Standard Class (and 0.65% for the Service Class). The agreement will continue at least through September 30, 2012, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC. Prior to May 1, 2012, LIAC had contractually agreed to reimburse the LVIP American Balanced Allocation Fund and the LVIP American Growth Allocation Fund to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.30% of average daily net assets for the Standard Class (and 0.65% for the Service Class).

LIAC has retained Wilshire Associates Incorporated (Wilshire) to provide consulting services to LIAC relating to asset allocation for the Funds. LIAC pays Wilshire’s consulting fees out of its advisory fees. Wilshire has no advisory authority in relation to the Funds.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Funds during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administration fees	$23,683	$22,006	$6,495
Legal fees	2,979	2,813	823

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2012, the Funds had liabilities payable to affiliates as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$89,980	$83,088	$23,937
Distribution fees payable to LFD	181,261	164,166	49,376

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$208,821,971	$146,164,325	$58,111,527
Sales	37,231,553	27,947,954	16,591,214

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$653,822,900	$593,892,772	$175,056,605

Aggregate unrealized appreciation	$16,287,376	$15,825,470	$4,785,636
Aggregate unrealized depreciation	(7,408,020)	(10,387,163)	(1,122,122)

Net unrealized appreciation	$8,879,356	$5,438,307	$3,663,514

LVIP American Allocation Funds–15

LVIP American Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investment Companies	$662,412,220	$599,331,079	$178,720,119
Short-Term Investment	290,036	—	—

Total	$662,702,256	$599,331,079	$178,720,119

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Ordinary Income	$1,089,001	$898,041	$257,320

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Shares of beneficial interest	$643,077,140	$584,879,592	$171,221,618
Undistributed ordinary income	11,882,028	10,718,237	3,587,334
Undistributed long-term capital gains	223,634	199,315	102,874
Realized gains (losses) 1/1/12-6/30/12	(1,608,904)	(1,295,439)	129,636
Unrealized appreciation	8,879,356	5,438,307	3,663,514

Net assets	$662,453,254	$599,940,012	$178,704,976

LVIP American Allocation Funds–16

LVIP American Allocation Funds

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from the Underlying Funds. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Undistributed net investment income	$723,601	$506,215	$358,240
Accumulated net realized loss	(723,601)	(506,215)	(358,240)

6. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	557,099	1,299,645	303,616	1,012,856	185,891	368,723
Service Class	19,730,910	47,349,257	14,442,896	45,007,921	5,626,877	13,181,658
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,500	—	3,912	—	1,738
Service Class	—	97,437	—	82,110	—	22,637

	20,288,009	48,752,839	14,746,512	46,106,799	5,812,768	13,574,756

Shares repurchased:
Standard Class	(168,883)	(413,840)	(100,796)	(225,103)	(26,481)	(99,735)
Service Class	(5,048,518)	(7,304,020)	(4,317,664)	(5,153,892)	(2,254,184)	(2,672,066)

	(5,217,401)	(7,717,860)	(4,418,460)	(5,378,995)	(2,280,665)	(2,771,801)

Net increase	15,070,608	41,034,979	10,328,052	40,727,804	3,532,103	10,802,955

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds–17

LVIP American Funds

LVIP American Funds

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP American Funds

LVIP American Funds

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Global Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Service Class II Shares	$1,000.00	$1,087.30	0.65%	$3.37
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.63	0.65%	$3.27

LVIP American Global Small Capitalization Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Service Class II Shares	$1,000.00	$1,060.40	0.65%	$3.33
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.63	0.65%	$3.27

LVIP American Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Service Class II Shares	$1,000.00	$1,079.90	0.62%	$3.21
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.78	0.62%	$3.12

LVIP American Growth-Income Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Service Class II Shares	$1,000.00	$1,082.40	0.63%	$3.26
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.73	0.63%	$3.17

LVIP American Funds–1

LVIP American Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP American International Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Service Class II Shares	$1,000.00	$1,042.40	0.65%	$3.30
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.63	0.65%	$3.27

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP American Funds–2

LVIP American Global Growth Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.08%
International Equity Fund–100.08%
American Funds Insurance Series®–Global Growth Fund Class 1	2,152,790	$45,531,510

Total Unaffiliated Investment Company (Cost $45,523,682)		45,531,510

TOTAL VALUE OF SECURITIES–100.08% (Cost $45,523,682)	45,531,510
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(35,143)

NET ASSETS APPLICABLE TO 3,702,456 SHARES OUTSTANDING–100.00%	$45,496,367

NET ASSET VALUE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($45,496,367 / 3,702,456 Shares)	$12.288

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$45,411,102
Undistributed net investment income	393,960
Accumulated net realized loss on investments	(316,523)
Net unrealized appreciation of investments	7,828

Total net assets	$45,496,367

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–3

LVIP American Global Small Capitalization Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.08%
International Equity Fund–100.08%
American Funds Insurance Series®–Global Small Capitalization Fund Class 1	2,594,352	$47,113,433

Total Unaffiliated Investment Company (Cost $51,478,882)		47,113,433

TOTAL VALUE OF SECURITIES–100.08% (Cost $51,478,882)	47,113,433
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(36,051)

NET ASSETS APPLICABLE TO 4,311,090 SHARES OUTSTANDING–100.00%	$47,077,382

NET ASSET VALUE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($47,077,382 / 4,311,090 Shares)	$10.920

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$51,162,345
Undistributed net investment income	540,259
Accumulated net realized loss on investments	(259,773)
Net unrealized depreciation of investments	(4,365,449)

Total net assets	$47,077,382

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–4

LVIP American Growth Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–Growth Fund Class 1	3,450,122	$194,000,338

Total Unaffiliated Investment Company (Cost $190,461,898)		194,000,338

TOTAL VALUE OF SECURITIES–100.06% (Cost $190,461,898)	194,000,338
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(108,456)

NET ASSETS APPLICABLE TO 14,978,896 SHARES OUTSTANDING–100.00%	$193,891,882

NET ASSET VALUE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($193,891,882 / 14,978,896 Shares)	$12.944

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$190,350,119
Undistributed net investment income	554,366
Accumulated net realized loss on investments	(551,043)
Net unrealized appreciation of investments	3,538,440

Total net assets	$193,891,882

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–5

LVIP American Growth-Income Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY– 100.06%
Equity Fund–100.06%
American Funds Insurance Series®–Growth-Income Fund Class 1	4,168,806	$150,077,023

Total Unaffiliated Investment Company (Cost $144,500,348)		150,077,023

TOTAL VALUE OF SECURITIES–100.06% (Cost $144,500,348)	150,077,023
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(86,794)

NET ASSETS APPLICABLE TO 11,570,470 SHARES OUTSTANDING–100.00%	$149,990,229

NET ASSET VALUE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($149,990,229 / 11,570,470 Shares)	$12.963

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$143,101,978
Undistributed net investment income	1,462,724
Accumulated net realized loss on investments	(151,148)
Net unrealized appreciation of investments	5,576,675

Total net assets	$149,990,229

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–6

LVIP American International Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–International Fund Class 1	6,485,560	$103,055,548

Total Unaffiliated Investment Company (Cost $109,705,656)		103,055,548

TOTAL VALUE OF SECURITIES–100.06% (Cost $109,705,656)	103,055,548
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(64,150)

NET ASSETS APPLICABLE TO 9,341,998 SHARES OUTSTANDING–100.00%	$102,991,398

NET ASSET VALUE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($102,991,398 / 9,341,998 Shares)	$11.025

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$108,896,833
Undistributed net investment income	1,250,102
Accumulated net realized loss on investments	(505,429)
Net unrealized depreciation of investments	(6,650,108)

Total net assets	$102,991,398

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–7

LVIP American Funds

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies
	$26,083	$593,008	$596,521	$520,457	$96,665

EXPENSES:
Distribution expenses–Service Class II	115,478	120,299	497,008	363,552	256,020
Accounting and administration expenses	25,395	25,474	31,640	29,452	27,697
Reports and statements to shareholders	7,753	7,986	14,089	11,958	10,252
Professional fees	7,104	7,127	8,123	7,770	7,481
Trustees’ fees	466	482	1,892	1,406	1,004
Custodian fees	347	356	1,087	829	618
Pricing fees	18	18	76	55	39
Other	1,797	1,818	2,923	2,488	2,195

	158,358	163,560	556,838	417,510	305,306
Less expenses waived/reimbursed	(21,884)	(21,389)	—	—	(3,068)

Total operating expenses	136,474	142,171	556,838	417,510	302,238

NET INVESTMENT INCOME (LOSS)	(110,391)	450,837	39,683	102,947	(205,573)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from investments in unaffiliated investment companies	(202,027)	(158,132)	(342,762)	(71,691)	(187,310)
Net change in unrealized appreciation (depreciation) of investments	3,300,742	1,619,130	11,146,848	8,847,173	2,825,615

NET REALIZED AND UNREALIZED GAIN	3,098,715	1,460,998	10,804,086	8,775,482	2,638,305

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,988,324	$1,911,835	$10,843,769	$8,878,429	$2,432,732

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–8

LVIP American Funds

Statements of Changes in Net Assets

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund		LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(110,391)	$393,960	$450,837	$243,243	$39,683	$514,683	$102,947	$1,359,777	$(205,573)	$1,250,102
Net realized loss	(202,027)	(114,308)	(158,132)	(101,519)	(342,762)	(208,143)	(71,691)	(79,316)	(187,310)	(317,904)
Net change in unrealized appreciation (depreciation)	3,300,742	(3,354,286)	1,619,130	(6,058,070)	11,146,848	(7,802,889)	8,847,173	(3,366,355)	2,825,615	(9,541,237)

Net increase (decrease) in net assets resulting from operations	2,988,324	(3,074,634)	1,911,835	(5,916,346)	10,843,769	(7,496,349)	8,878,429	(2,085,894)	2,432,732	(8,609,039)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(18,184)	—	(164,614)	—	(46,351)	—	(64,946)	—	(39,386)
Net realized gain	—	(157)	—	(200)	—	(114)	—	(72)	—	(124)

	—	(18,341)	—	(164,814)	—	(46,465)	—	(65,018)	—	(39,510)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,411,525	38,957,455	13,102,210	43,169,191	66,490,885	146,151,778	47,077,015	108,586,273	32,840,830	86,335,586
Net asset value of shares issued upon reivestment of dividends and distributions	—	18,341	—	164,814	—	46,465	—	65,018	—	39,510
Cost of shares repurchased	(5,336,032)	(4,373,311)	(3,595,642)	(5,273,616)	(20,624,402)	(14,499,393)	(10,029,933)	(11,636,676)	(6,985,620)	(9,300,699)

Increase in net assets derived from capital share transactions	8,075,493	34,602,485	9,506,568	38,060,389	45,866,483	131,698,850	37,047,082	97,014,615	25,855,210	77,074,397

NET INCREASE IN NET ASSETS	11,063,817	31,509,510	11,418,403	31,979,229	56,710,252	124,156,036	45,925,511	94,863,703	28,287,942	68,425,848
NET ASSETS:
Beginning of period	34,432,550	2,923,040	35,658,979	3,679,750	137,181,630	13,025,594	104,064,718	9,201,015	74,703,456	6,277,608

End of period	$45,496,367	$34,432,550	$47,077,382	$35,658,979	$193,891,882	$137,181,630	$149,990,229	$104,064,718	$102,991,398	$74,703,456

Undistributed net investment income	$393,960	$393,960	$540,259	$89,422	$554,366	$514,683	$1,462,724	$1,359,777	$1,250,102	$1,250,102

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–9

LVIP American Global Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$11.301		$12.463	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.032)		0.230	0.540
Net realized and unrealized gain (loss)	1.019		(1.384)	1.923

Total from investment operations	0.987		(1.154)	2.463

Less dividends and distributions from:
Net investment income	—		(0.008)	—
Net realized gain	—		— [4]	—

Total dividends and distributions	—		(0.008)	—

Net asset value, end of period	$12.288		$11.301	$12.463

Total return[5]	8.73%		(9.26% )	24.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,496		$34,433	$2,923
Ratio of expenses to average net assets[6]	0.65%		0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.75%		0.95%	18.78%
Ratio of net investment income (loss) to average net assets	(0.53%	)	1.93%	8.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.63%	)	1.63%	(9.25%	)
Portfolio turnover	5%		3%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $157 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–10

LVIP American Global Small Capitalization Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$10.298	$12.852	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.115	0.129	0.305
Net realized and unrealized gain (loss)	0.507	(2.631)	2.547

Total from investment operations	0.622	(2.502)	2.852

Less dividends and distributions from:
Net investment income	—	(0.052)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.052)	—

Net asset value, end of period	$10.920	$10.298	$12.852

Total return[5]	6.04%	(19.48% )	28.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,077	$35,659	$3,680
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.75%	0.93%	17.47%
Ratio of net investment income to average net assets	2.06%	1.12%	4.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.96%	0.84%	(11.95%	)
Portfolio turnover	2%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $200 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–11

LVIP American Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$11.986	$12.580	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.003	0.081	0.454
Net realized and unrealized gain (loss)	0.955	(0.669)	2.126

Total from investment operations	0.958	(0.588)	2.580

Less dividends and distributions from:
Net investment income	—	(0.006)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.006)	—

Net asset value, end of period	$12.944	$11.986	$12.580

Total return[5]	7.99%	(4.68% )	25.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193,892	$137,182	$13,026
Ratio of expenses to average net assets[6]	0.62%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%	0.68%	6.41%
Ratio of net investment income to average net assets	0.04%	0.65%	7.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.04%	0.62%	1.50%
Portfolio turnover	4%	2%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $114 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–12

LVIP American Growth-Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$11.976	$12.261	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.010	0.288	0.882
Net realized and unrealized gain (loss)	0.977	(0.562)	1.379

Total from investment operations	0.987	(0.274)	2.261

Less dividends and distributions from:
Net investment income	—	(0.011)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.011)	—

Net asset value, end of period	$12.963	$11.976	$12.261

Total return[5]	8.24%	(2.23% )	22.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,990	$104,065	$9,201
Ratio of expenses to average net assets[6]	0.63%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%	0.71%	8.84%
Ratio of net investment income to average net assets	0.16%	2.39%	14.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.16%	2.33%	6.32%
Portfolio turnover	1%	1%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $72 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–13

LVIP American International Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American International Fund Service Class II
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$10.577		$12.355	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)		0.348	0.736
Net realized and unrealized gain (loss)	0.473		(2.118)	1.619

Total from investment operations	0.448		(1.770)	2.355

Less dividends and distributions from:
Net investment income	—		(0.008)	—
Net realized gain	—		— [4]	—

Total dividends and distributions	—		(0.008)	—

Net asset value, end of period	$11.025		$10.577	$12.355

Total return[5]	4.24%		(14.32% )	23.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102,991		$74,703	$6,278
Ratio of expenses to average net assets[6]	0.65%		0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.66%		0.77%	11.91%
Ratio of net investment income (loss) to average net assets	(0.44%	)	3.05%	12.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.45%	)	2.93%	0.75%
Portfolio turnover	1%		4%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $124 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–14

LVIP American Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Service Class II shares. The Service Class II shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate in the manner of Fund of Funds and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.

The investment objective of the LVIP American Growth Fund is growth of capital.

The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ notes to financial statements, which are delivered together with this report.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open year tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and provides certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered

LVIP American Funds–15

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

investment company, the Trust will not pay the adviser any advisory fees. To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:

Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%

The fee is in addition to the management fee paid indirectly to the investment advisor of the Underlying Funds.

LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s Other Expenses exceed 0.10% of average daily net assets. This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administration fees	$1,680	$1,750	$7,229	$5,288	$3,724
Legal fees	215	224	911	664	473

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class II shares, an annual fee (Plan Fee) not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.55% of the average daily net assets of the Service Class II shares. The Plan Fee may be adjusted by the Trust’s Board.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2012, the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Receivables from LIAC	$3,713	$3,660	$—	$—	$678
Distribution fees payable to LFD	19,754	20,413	85,667	65,179	44,214

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$10,201,527	$10,853,075	$53,871,029	$38,847,230	$26,714,622
Sales	2,219,694	878,703	7,926,047	1,663,541	1,039,240

LVIP American Funds–16

LVIP American Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$45,840,205	$51,738,655	$191,013,142	$144,651,496	$110,211,085

Aggregate unrealized appreciation	$7,828	$—	$3,538,440	$5,576,675	$—
Aggregate unrealized depreciation	(316,523)	(4,625,222)	(551,244)	(151,148)	(7,155,537)

Net unrealized appreciation (depreciation)	$(308,695)	$(4,625,222)	$2,987,196	$5,425,527	$(7,155,537)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investment Companies	$45,531,510	$47,113,433	$194,000,338	$150,077,023	$103,055,548

There were no Level 3 securities at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a), quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income

LVIP American Funds–17

LVIP American Funds

Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)

tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Ordinary income	$18,341	$164,814	$46,465	$65,018	$39,510

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Shares of beneficial interest	$45,411,102	$51,162,345	$190,350,119	$143,101,978	$108,896,833
Undistributed ordinary income	393,960	540,259	554,567	1,462,724	1,250,102
Unrealized appreciation (depreciation)	(308,695)	(4,625,222)	2,987,196	5,425,527	(7,155,537)

Net assets	$45,496,367	$47,077,382	$193,891,882	$149,990,229	$102,991,398

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP American Global Growth Fund	LVIP American International Fund
Accumulated net investment loss	$110,391	$205,573
Paid-in capital	(110,391)	(205,573)

6. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold	1,086,560	3,169,899	1,165,331	3,602,832	5,101,281	11,569,397
Shares issued upon reinvestment of dividends and distributions	—	1,675	—	15,473	—	3,948
Shares repurchased	(430,953)	(359,260)	(316,845)	(442,013)	(1,567,353)	(1,163,788)

Net increase	655,607	2,812,314	848,486	3,176,292	3,533,928	10,409,557

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold	3,661,903	8,903,245	2,897,744	7,353,417
Shares issued upon reinvestment of dividends and distributions	—	5,825	—	3,799
Shares repurchased	(781,067)	(969,874)	(618,724)	(802,335)

Net increase	2,880,836	7,939,196	2,279,020	6,554,881

LVIP American Funds–18

LVIP American Funds

Notes to Financial Statements (continued)

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds–19

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,075.20	1.04%	$5.37
Service Class Shares	1,000.00	1,073.90	1.29%	6.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.69	1.04%	$5.22
Service Class Shares	1,000.00	1,018.45	1.29%	6.47

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	96.64%
Capital Markets	4.30%
Chemicals	0.15%
Commercial Services & Supplies	2.54%
Construction & Engineering	0.26%
Consumer Finance	0.37%
Distributors	2.40%
Diversified Consumer Services	2.42%
Diversified Financial Services	2.10%
Electric Utilities	1.49%
Electrical Equipment	1.82%
Energy Equipment & Services	4.96%
Food & Staples Retailing	1.81%
Food Products	1.55%
Health Care Equipment & Supplies	3.39%
Health Care Providers & Services	4.64%
Health Care Technology	0.41%
Hotels, Restaurants & Leisure	11.54%
Household Products	1.18%
Insurance	3.44%
Internet Software & Services	2.03%
IT Services	4.42%
Life Sciences Tools & Services	2.69%
Machinery	2.96%
Media	1.59%
Oil, Gas & Consumable Fuels	2.14%
Pharmaceuticals	0.68%
Professional Services	2.06%
Real Estate Investment Trusts	5.08%
Road & Rail	3.41%
Semiconductors & Semiconductor Equipment	1.30%
Software	7.86%
Specialty Retail	2.87%
Textiles, Apparel & Luxury Goods	4.93%
Trading Companies & Distributors	1.85%
Short-Term Investment	3.32%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Vail Resorts	3.00%
Dick’s Sporting Goods	2.87%
AMERIGROUP	2.84%
Choice Hotels International	2.66%
Genesee & Wyoming Class A	2.64%
Under Armour Class A	2.49%
Ralph Lauren	2.44%
LKQ	2.40%
Arch Capital Group	2.38%
MSCI Class A	2.10%
Total	25.82%

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.64%
Capital Markets–4.30%
†Carlyle Group	130,000	$2,913,300
Cohen & Steers	132,899	4,586,344
Eaton Vance	90,000	2,425,500
†Financial Engines	70,000	1,501,500
Jefferies Group	60,000	779,400
Manning & Napier	193,642	2,755,526
Oaktree Capital Group	50,770	1,794,720

		16,756,290

Chemicals–0.15%
†Intrepid Potash	25,000	569,000

		569,000

Commercial Services & Supplies–2.54%
†Copart	250,400	5,931,975
Ritchie Brothers Auctioneers	56,926	1,209,678
†Tetra Tech	105,208	2,743,825

		9,885,478

Construction & Engineering–0.26%
†AECOM Technology	62,500	1,028,125

		1,028,125

Consumer Finance–0.37%
†Green Dot Class A	65,930	1,458,372

		1,458,372

Distributors–2.40%
†LKQ	279,500	9,335,300

		9,335,300

Diversified Consumer Services–2.42%
DeVry	185,000	5,729,450
Strayer Education	34,000	3,706,680

		9,436,130

Diversified Financial Services–2.10%
†MSCI Class A	240,000	8,164,800

		8,164,800

Electric Utilities–1.49%
ITC Holdings	84,420	5,817,382

		5,817,382

Electrical Equipment–1.82%
Generac Holdings	295,365	7,106,482

		7,106,482

Energy Equipment & Services–4.96%
Carbo Ceramics	58,000	4,450,340
Core Laboratories	62,000	7,185,800
Helmerich & Payne	87,400	3,800,152

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†SEACOR Holdings	43,700	$3,905,906

		19,342,198

Food & Staples Retailing–1.81%
†United Natural Foods	128,284	7,037,660

		7,037,660

Food Products–1.55%
†Dole Food	35,000	307,300
†TreeHouse Foods	92,300	5,749,367

		6,056,667

Health Care Equipment & Supplies–3.39%
†Edwards Lifesciences	48,500	5,010,050
†IDEXX Laboratories	75,000	7,209,750
†Neogen	21,700	1,002,540

		13,222,340

Health Care Providers & Services–4.64%
†AMERIGROUP	168,000	11,072,880
†Community Health Systems	250,000	7,007,500

		18,080,380

Health Care Technology–0.41%
†athenahealth	20,000	1,583,400

		1,583,400

Hotels, Restaurants & Leisure–11.54%
Ameristar Casinos	168,838	3,000,251
Choice Hotels International	259,500	10,361,835
Interval Leisure Group	82,830	1,574,598
†Panera Bread Class A	37,200	5,187,168
†Peet's Coffee & Tea	102,500	6,154,100
†Penn National Gaming	156,600	6,982,794
Vail Resorts	233,300	11,683,665

		44,944,411

Household Products–1.18%
Church & Dwight	82,800	4,592,916

		4,592,916

Insurance–3.44%
†Arch Capital Group	233,300	9,259,677
Primerica	155,500	4,156,515

		13,416,192

Internet Software & Services–2.03%
†Equinix	45,000	7,904,250

		7,904,250

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–4.42%
Booz Allen Hamilton Holding	260,000	$3,972,800
†Gartner	174,900	7,529,445
MAXIMUS	110,800	5,733,900

		17,236,145

Life Sciences Tools & Services–2.69%
†Mettler-Toledo International	44,000	6,857,400
Techne	48,600	3,606,120

		10,463,520

Machinery–2.96%
†Colfax	129,300	3,564,801
†Middleby	53,400	5,319,174
Valmont Industries	21,800	2,637,146

		11,521,121

Media–1.59%
Morningstar	107,000	6,188,880

		6,188,880

Oil, Gas & Consumable Fuels–2.14%
†Ceres	75,000	678,750
†Denbury Resources	70,000	1,057,700
†GeoResources	4,598	168,333
†Oasis Petroleum	11,960	289,193
SM Energy	50,000	2,455,500
Targa Resources	86,196	3,680,569

		8,330,045

Pharmaceuticals–0.68%
@#CFR Pharmaceuticals 144A ADR	118,379	2,651,334

		2,651,334

Professional Services–2.06%
†CoStar Group	87,351	7,092,901
†IHS Class A	8,700	937,251

		8,030,152

Real Estate Investment Trusts–5.08%
Alexander's	11,600	5,000,876
Alexandria Real Estate Equities	34,000	2,472,480
American Assets Trust	100,000	2,425,000
American Campus Communities	38,000	1,709,240
Douglas Emmett	272,200	6,287,820
LaSalle Hotel Properties	64,500	1,879,530

		19,774,946

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–3.41%
†Genesee & Wyoming Class A	194,400	$10,272,096
Landstar System	58,300	3,015,276

		13,287,372

Semiconductors & Semiconductor Equipment–1.30%
†Cymer	86,144	5,078,189

		5,078,189

Software–7.86%
†Advent Software	125,000	3,388,750
†ANSYS	126,300	7,970,793
†Concur Technologies	60,000	4,086,000
FactSet Research Systems	50,900	4,730,646
Pegasystems	119,000	3,924,620
†RealPage	76,507	1,771,902
†SS&C Technologies Holdings	190,000	4,750,000

		30,622,711

Specialty Retail–2.87%
Dick's Sporting Goods	233,300	11,198,400

		11,198,400

Textiles, Apparel & Luxury Goods–4.93%
Ralph Lauren	68,000	9,524,080
†Under Armour Class A	102,500	9,684,200

		19,208,280

Trading Companies & Distributors–1.85%
†Air Lease	191,000	3,703,490
MSC Industrial Direct Class A	53,400	3,500,370

		7,203,860

Total Common Stock (Cost $213,361,683)		376,532,728

SHORT-TERM INVESTMENT–3.32%
Money Market Mutual Fund–3.32%
Dreyfus Treasury & Agency Cash Management Fund	12,956,356	12,956,356

Total Short-Term Investment (Cost $12,956,356)		12,956,356

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.96% (Cost $226,318,039)	$389,489,084
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	148,833

NET ASSETS APPLICABLE TO 11,518,095 SHARES OUTSTANDING–100.00%	$389,637,917

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($12,400,650 / 362,036 Shares)	$34.253

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($377,237,267 / 11,156,059 Shares)	$33.815

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$195,839,317
Accumulated net realized gain on investments	30,627,555
Net unrealized appreciation of investments	163,171,045

Total net assets	$389,637,917

†	Non income producing security.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $2,651,334, which represented 0.68% of the Fund’s net assets. See Note 7 in "Notes to Financial Statements."

@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $2,651,334, which represented 0.68% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

ADR–American Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Baron Growth Opportunities Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,534,537
Foreign tax withheld	(22,110)

1,512,427

EXPENSES:
Management fees	1,913,496
Distribution expenses-Service Class	466,827
Accounting and administration expenses	83,216
Reports and statements to shareholders	37,366
Professional fees	12,580
Custodian fees	4,820
Trustees’ fees	4,756
Pricing fees	923
Other	5,763

2,529,747
Less expenses waived/reimbursed	(72,883)

Total operating expenses	2,456,864

NET INVESTMENT LOSS	(944,437)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	12,057,963
Net change in unrealized appreciation (depreciation) of investments	15,768,800

NET REALIZED AND UNREALIZED GAIN	27,826,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,882,326

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(944,437)	$(2,911,967)
Net realized gain	12,057,963	40,288,410
Net change in unrealized appreciation (depreciation)	15,768,800	(24,013,172)

Net increase in net assets resulting from operations	26,882,326	13,363,271

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,786,793	33,617,773
Service Class	32,843,583	78,739,336

	37,630,376	112,357,109

Cost of shares repurchased:
Standard Class	(842,387)	(66,063,767)
Service Class	(35,735,942)	(93,127,272)

	(36,578,329)	(159,191,039)

Increase (decrease) in net assets derived from capital share transactions	1,052,047	(46,833,930)

NET INCREASE (DECREASE) IN NET ASSETS	27,934,373	(33,470,659)
NET ASSETS:
Beginning of period	361,703,544	395,174,203

End of period (there was no undistributed net investment income either period ended)	$389,637,917	$361,703,544

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/12[1]		Year Ended							6/5/07[2] to
	(Unaudited)		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07
Net asset value, beginning of period	$31.857		$30.546		$24.109		$17.386		$29.986	$31.455

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.042)		(0.158)		(0.069)		(0.125)		(0.095)	0.009
Net realized and unrealized gain (loss)	2.438		1.469		6.506		6.848		(11.146)	(1.478)

Total from investment operations	2.396		1.311		6.437		6.723		(11.241)	(1.469)

Less dividends and distributions from:
Net realized gain	—		—		—		—		(1.359)	—

Total dividends and distributions	—		—		—		—		(1.359)	—

Net asset value, end of period	$34.253		$31.857		$30.546		$24.109		$17.386	$29.986

Total return[4]	7.52%		4.29%		26.70%		38.67%		(38.98% )	(4.67%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,401		$7,770		$40,730		$53,680		$28,648	$16,095
Ratio of expenses to average net assets	1.04%		1.04%		1.04%		1.04%		1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%		1.08%		1.09%		1.09%		1.09%	1.08%
Ratio of net investment income (loss) to average net assets	(0.25%	)	(0.49%	)	(0.27%	)	(0.63%	)	(0.38% )	0.05%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.29%	)	(0.53%	)	(0.32%	)	(0.68%	)	(0.43% )	0.01%
Portfolio turnover	7%		18%		14%		10%		23%	23%	[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/12[1]		Year Ended
	(Unaudited)		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07[2]
Net asset value, beginning of period	$31.488		$30.270		$23.951		$17.315		$29.944	$32.302

Income (loss) from investment operations:
Net investment loss[3]	(0.083)		(0.233)		(0.133)		(0.174)		(0.156)	(0.124)
Net realized and unrealized gain (loss)	2.410		1.451		6.452		6.810		(11.114)	1.314

Total from investment operations	2.327		1.218		6.319		6.636		(11.270)	1.190

Less dividends and distributions from:
Net realized gain	—		—		—		—		(1.359)	(3.548)

Total dividends and distributions	—		—		—		—		(1.359)	(3.548)

Net asset value, end of period	$33.815		$31.488		$30.270		$23.951		$17.315	$29.944

Total return[4]	7.39%		4.02%		26.38%		38.32%		(39.13% )	3.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$377,237		$353,934		$354,444		$290,589		$212,368	$344,883
Ratio of expenses to average net assets	1.29%		1.29%		1.29%		1.29%		1.29%	1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.33%		1.33%		1.34%		1.34%		1.34%	1.32%
Ratio of net investment loss to average net assets	(0.50%	)	(0.74%	)	(0.52%	)	(0.88%	)	(0.63% )	(0.39% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.54%	)	(0.78%	)	(0.57%	)	(0.93%	)	(0.68% )	(0.42% )
Portfolio turnover	7%		18%		14%		10%		23%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective June 5, 2007, the Baron Capital Asset Fund (the Baron Fund), a series of the Baron Capital Funds Trust, was reorganized into the Fund. The Service Class shares financial highlights for the periods prior to June 5, 2007 reflect the performance of the Insurance Shares Class of the Baron Fund.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. The commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,554 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund’s average daily net assets.

BAMCO, Inc. (BAMCO) (Sub-Advisor) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays BAMCO a fee based on the Fund’s average daily net assets.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 1.04% of the Fund’s average daily net assets for the Standard Class (and 1.29% for the Service Class). The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $15,308 and $2,039, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$296,630
Distribution fees payable to LFD	74,738

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $26,187,423 and sales of $38,597,626 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $226,363,044. At June 30, 2012, net unrealized appreciation was $163,126,040, of which $166,250,097 related to unrealized appreciation of investments and $3,124,057 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$373,881,394	$2,651,334	$376,532,728
Short-Term Investment	12,956,356	—	12,956,356

Total	$386,837,750	$2,651,334	$389,489,084

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$195,839,317
Undistributed long-term capital gains	30,672,560
Unrealized appreciation	163,126,040

Net assets	$389,637,917

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Paid-in Capital	Net Investment Loss
$(944,437)	$944,437

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	142,990	1,054,345
Service Class	983,129	2,469,970

	1,126,119	3,524,315

Shares repurchased:
Standard Class	(24,849)	(2,143,845)
Service Class	(1,067,260)	(2,939,110)

	(1,092,109)	(5,082,955)

Net increase (decrease)	34,010	(1,558,640)

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

7. Market Risk

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Event

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund–12

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,039.20	0.51%	$2.59
Service Class Shares	1,000.00	1,037.90	0.76%	3.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.33	0.51%	$2.56
Service Class Shares	1,000.00	1,021.08	0.76%	3.82

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Security Type/Sector Allocation

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Mortgage-Backed Securities	19.30%
Corporate Bonds	0.04%
Sovereign Bonds	20.06%
France	4.93%
Germany	14.79%
Italy	0.34%
U.S. Treasury Obligations	52.38%
Short-Term Investments	6.94%
Total Value of Securities	98.72%
Receivables and Other Assets Net of Liabilities	1.28%
Total Net Assets	100.00%

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Principal Amount°		Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–19.30%
Fannie Mae S.F. 30 yr 3.50% 6/1/42		38,522,447	$40,628,107
Freddie Mac S.F. 30 yr 3.50% 6/1/42		38,580,000	40,518,560
GNMA S.F. 30 yr 3.50% 6/15/42		29,065,000	31,136,663

Total Agency Mortgage-Backed Securities (Cost $112,198,768)			112,283,330

CORPORATE BONDS–0.04%
Capital Markets–0.02%
•Morgan Stanley 4.851% 3/5/18		143,000	135,192

			135,192

Insurance–0.02%
•Prudential Financial 4.20% 6/10/15		114,000	115,378

			115,378

Total Corporate Bonds (Cost $251,531)			250,570

SOVEREIGN BONDS–20.06%
France–4.93%
France Government Bond O.A.T 1.60% 7/25/15	EUR	21,484,237	28,659,126

			28,659,126

Germany–14.79%
Deutschland Republic Inflation Linked
0.10% 4/15/23	EUR	2,433,964	3,119,219
1.50% 4/15/16	EUR	56,294,615	76,272,824
1.75% 4/15/20	EUR	4,599,692	6,679,955

			86,071,998

Italy–0.34%
Italy Buoni Poliennali Del Tesoro 2.15% 9/15/14	EUR	1,623,848	2,003,169

			2,003,169

Total Sovereign Bonds (Cost $115,881,568)			116,734,293

U.S. TREASURY OBLIGATIONS–52.38%
U. S. Treasury Inflation Index Bonds
0.75% 2/15/42		14,478,802	15,243,018
1.75% 1/15/28		7,138,820	8,962,010
2.00% 1/15/26		4,465,083	5,709,377
2.125% 2/15/40		5,371,355	7,644,110
2.125% 2/15/41		14,136,000	20,229,815
2.375% 1/15/25		26,281,629	34,677,375
2.375% 1/15/27		10,485,489	14,096,429

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U. S. Treasury Inflation Index Bonds (continued)
2.50% 1/15/29	9,798,295	$13,621,922
3.375% 4/15/32	1,179,458	1,904,456
3.625% 4/15/28	5,109,409	7,895,232
3.875% 4/15/29	17,632,733	28,551,258
U.S. Treasury Inflation Index Notes
¥0.125% 4/15/16	22,280,456	23,199,792
0.125% 4/15/17	2,513,075	2,654,436
0.125% 1/15/22	954,458	1,010,755
0.50% 4/15/15	11,407,968	11,851,806
0.625% 4/15/13	911,235	913,300
0.625% 7/15/21	420,798	468,932
1.125% 1/15/21	699,973	806,390
1.25% 4/15/14	3,163,505	3,268,050
1.375% 1/15/20	214,609	249,784
1.625% 1/15/15	3,289,113	3,497,252
1.875% 7/15/13	1,073,356	1,099,855
1.875% 7/15/15	10,440,749	11,360,840
1.875% 7/15/19	4,306,157	5,155,616
2.00% 1/15/14	2,456,451	2,552,040
2.00% 7/15/14	10,165,407	10,777,710
2.00% 1/15/16	6,627,896	7,337,286
2.00% 4/30/16	27,480,000	28,987,113
2.125% 1/15/19	5,122,320	6,135,177
2.375% 1/15/17	5,649,885	6,523,855
2.50% 7/15/16	12,052,760	13,805,123
2.625% 7/15/17	740,692	880,498
3.00% 7/15/12	3,656,785	3,659,356

Total U.S. Treasury Obligations (Cost $289,148,989)		304,729,968

	Number of Shares
SHORT-TERM INVESTMENTS–6.94%
Money Market Mutual Funds–6.94%
BlackRock Liquidity Funds	19,344,609	19,344,609
Dreyfus Treasury Cash Management Fund	21,004,531	21,004,531

Total Short-Term Investments (Cost $40,349,140)		40,349,140

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.72% (Cost $557,829,996)	$574,347,301
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.28%	7,456,237

NET ASSETS APPLICABLE TO 50,829,172 SHARES OUTSTANDING–100.00%	$581,803,538

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($247,623,914 / 21,616,926 Shares)	$11.455

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($334,179,624 / 29,212,246 Shares)	$11.440

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unauthorization–no par)	$544,214,590
Undistributed net investment income	4,738,162
Accumulated net realized gain on investments	17,782,971
Net unrealized appreciation of investments and derivatives	15,067,815

Total net assets	$581,803,538

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

«	Includes foreign currency valued at $271,797 with a cost of $267,393.

The	following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
CITI	EUR (9,747,000)	USD 12,866,040	7/25/12	$533,924
MNB	EUR (4,756,740)	USD 5,920,702	7/2/12	(96,485)
MNB	EUR (3,081,000)	USD 4,009,583	7/25/12	111,435
MNB	JPY (231,015,000)	USD 2,882,211	9/4/12	(10,581)
RBS	EUR (84,228,000)	USD 105,205,152	7/25/12	(1,361,940)
RBS	JPY (179,707,410)	USD 2,301,952	9/4/12	51,639
UBS	EUR 5,380,000	USD (6,703,867)	7/25/12	103,025

				$(668,983)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(489) Euro Bobl	$(77,229,380)	$(77,870,588)	8/25/12	$(641,208)
(84) Euro Bund	(15,153,647)	(14,971,442)	9/11/12	182,205
(82) U.S. Long Bond	(12,140,323)	(12,133,437)	9/28/12	6,886
(2) U.S. Treasury 2 yr Notes	(440,653)	(440,375)	10/3/12	278
232 U.S. Treasury 5 yr Notes	28,730,921	28,760,750	10/3/12	29,829
65 U.S. Treasury 10 yr Notes	8,695,888	8,669,375	9/28/12	(26,513)
(206) U.S. Ultra Bond	(34,158,485)	(34,369,812)	9/28/12	(211,327)

	$(101,695,679)			$(659,850)

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Index Swap Contract

Total Return Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$229,078,000	7/25/12	Agreement with Barclays to receive the notional amount multiplied by the BARCLAYS Capital TIPS Index (LBUTTRUU) Daily Index Levels and to pay the notional amount multiplied by the fixed rate of 0.44525%.	$55,808	*

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CITI–Citigroup Global Markets

EUR–European Monetary Unit

GNMA–Government National Mortgage Association

JPY–Japanese Yen

MNB–Mellon National Bank

O.A.T–Obligations Assimilables du Trésor

RBS–Royal Bank of Scotland

S.F.–Single Family

yr–Year

UBS–United Bank of Switzerland

USD–United States Dollar

[1]	See Note 7 in “Notes to Financial Statements.”

*	Swap contract was fair valued at June 30, 2012.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP BlackRock Inflation Protected Bond Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$5,678,406
Dividends	2,660

5,681,066

EXPENSES:
Management fees	1,006,559
Distribution expenses-Service Class	361,406
Accounting and administration expenses	97,416
Professional fees	17,357
Reports and statements to shareholders	13,078
Custodian fees	5,825
Other	5,338
Trustees’ fees	5,265
Pricing fees	3,392

Total operating expenses	1,515,636

NET INVESTMENT INCOME	4,165,430

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,436,840
Foreign currencies	(3,021,496)
Foreign currency exchange contracts	3,271,763
Futures contracts	134,157
Swap contracts	3,422,188

Net realized gain	9,243,452

Net change in unrealized appreciation (depreciation) of:
Investments	3,268,163
Foreign currencies	86,268
Foreign currency exchange contracts	(1,327,947)
Futures contracts	(543,907)
Swap contracts	947,382

Net change in unrealized appreciation (depreciation)	2,429,959

NET REALIZED AND UNREALIZED GAIN	11,673,411

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,838,841

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,165,430	$5,471,883
Net realized gain	9,243,452	11,833,216
Net change in unrealized appreciation (depreciation)	2,429,959	13,819,158

Net increase in net assets resulting from operations	15,838,841	31,124,257

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,299,697)
Service Class	—	(3,921,266)
Net realized gain:
Standard Class	—	(1,453,861)
Service Class	—	(1,667,738)

	—	(10,342,562)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	144,818,724	58,687,327
Service Class	123,604,691	254,406,889
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,753,558
Service Class	—	5,589,004

	268,423,415	323,436,778

Cost of shares repurchased:
Standard Class	(59,051,521)	(68,334,582)
Service Class	(41,040,369)	(41,815,530)

	(100,091,890)	(110,150,112)

Increase in net assets derived from capital share transactions	168,331,525	213,286,666

NET INCREASE IN NET ASSETS	184,170,366	234,068,361
NET ASSETS:
Beginning of period	397,633,172	163,564,811

End of period (including undistributed net investment income of $4,738,162 and $437,812, respectively)	$581,803,538	$397,633,172

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were follows:

	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	5/3/10[2] to 12/31/10
Net asset value, beginning of period	$11.023	$10.131	$10.000

Income from investment operations:
Net investment income[3]	0.113	0.220	0.080
Net realized and unrealized gain	0.319	1.010	0.156

Total from investment operations	0.432	1.230	0.236

Less dividends and distributions from:
Net investment income	—	(0.231)	(0.105)
Net realized gain	—	(0.107)	—

Total dividends and distributions	—	(0.338)	(0.105)

Net asset value, end of period	$11.455	$11.023	$10.131

Total return[4]	3.92%	12.14%	2.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$247,624	$156,626	$148,262
Ratio of expenses to average net assets	0.51%	0.52%	0.55%
Ratio of net investment income to average net assets	2.02%	2.06%	1.18%
Portfolio turnover	283%	657%	359%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were follows:

	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	5/3/10[2] to 12/31/10
Net asset value, beginning of period	$11.022	$10.129	$10.000

Income from investment operations:
Net investment income[3]	0.099	0.197	0.063
Net realized and unrealized gain	0.319	1.005	0.155

Total from investment operations	0.418	1.202	0.218

Less dividends and distributions from:
Net investment income	—	(0.202)	(0.089)
Net realized gain	—	(0.107)	—

Total dividends and distributions	—	(0.309)	(0.089)

Net asset value, end of period	$11.440	$11.022	$10.129

Total return[4]	3.79%	11.88%	2.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$334,180	$241,007	$15,303
Ratio of expenses to average net assets	0.76%	0.77%	0.80%
Ratio of net investment income to average net assets	1.77%	1.81%	0.93%
Portfolio turnover	283%	657%	359%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage- backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the average daily net assets of the Fund and 0.40% of average daily net assets in excess of $500 million.

BlackRock Financial Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $17,918 and $2,276, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$190,655
Distribution fees payable to LFD	67,936

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $411,808,698 and sales of $325,315,706 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2012, the Fund made purchases of $932,313,139 and sales of $878,703,337 of long-term U.S. government securities.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $559,099,000. At June 30, 2012, net unrealized appreciation was $15,248,301, of which $17,275,365 related to unrealized appreciation of investments and $2,027,064 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$112,283,330	$—	$112,283,330
Corporate Debt	—	250,570	—	250,570
Foreign Debt	—	116,734,293	—	116,734,293
U.S. Treasury Obligations	—	304,729,968	—	304,729,968
Short-Term Investments	40,349,140	—	—	40,349,140

Total	$40,349,140	$533,998,161	$—	$574,347,301

Foreign Currency Exchange Contracts	$—	$(668,983)	$—	$(668,983)

Futures Contracts	$(659,850)	$—	$—	$(659,850)

Index Swap Contract	$—	$—	$55,808	$55,808

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim, or end of the period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$10,266,222
Long-term capital gains	76,340

Total	$10,342,562

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$544,214,590
Undistributed ordinary income	22,046,211
Undistributed long-term capital gains	970,271
Unrealized appreciation	14,572,466

Net assets	$581,803,538

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of swap contracts, and mark-to-market of futures contracts and foreign currency contracts.

LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and paydown gain (loss) of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investments Income	Accumulated Net Realized Gain
$134,920	$(134,920)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	12,628,291	5,498,754
Service Class	10,985,754	23,722,608
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	429,102
Service Class	—	504,849

	23,614,045	30,155,313

Shares repurchased:
Standard Class	(5,219,790)	(6,354,592)
Service Class	(3,639,275)	(3,872,528)

	(8,859,065)	(10,227,120)

Net increase	14,754,980	19,928,193

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

Swap Contracts–The Fund may enter into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps.    Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.    Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2012 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$641,318	Receivables and other assets net of liabilities	$(1,310,301)
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	311,795	Receivables and other assets net of liabilities	(971,645)
Index contracts (Index Swap contracts)	Receivables and other assets net of liabilities	55,808	Receivables and other assets net of liabilities	—

Total		$1,008,921		$(2,281,946)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized depreciation of foreign currency exchange contracts	$3,271,763	$(1,327,947)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized depreciation of futures contracts	134,157	(543,907)
Index contracts (Index swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation of swap contracts	3,422,188	947,382

Total		$6,828,108	$(924,472)

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$10,811,070	$32,798,783
Futures contracts (average notional value)	71,551,058	79,895,318
Swap contracts (average notional value)	—	254,546

8. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund–14

LVIP Capital Growth Fund

LVIP Capital Growth Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Capital Growth Fund

LVIP Capital Growth Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,102.30	0.77%	$4.02
Service Class Shares	1,000.00	1,101.00	1.02%	5.33
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.03	0.77%	$3.87
Service Class Shares	1,000.00	1,019.79	1.02%	5.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	94.02%
Aerospace & Defense	1.46%
Air Freight & Logistics	1.58%
Automobiles	0.38%
Beverages	1.59%
Biotechnology	2.53%
Chemicals	1.89%
Communications Equipment	3.98%
Computers & Peripherals	11.95%
Consumer Finance	1.10%
Electrical Equipment	1.23%
Energy Equipment & Services	3.88%
Food & Staples Retailing	3.19%
Food Products	1.59%
Health Care Equipment & Supplies	4.38%
Health Care Providers & Services	1.54%
Hotels, Restaurants & Leisure	3.43%
Household Durables	1.52%
Internet & Catalog Retail	3.14%
Internet Software & Services	6.34%
IT Services	4.01%
Life Sciences Tools & Services	0.27%
Machinery	2.15%
Media	6.33%
Multiline Retail	2.03%
Oil, Gas & Consumable Fuels	2.11%
Professional Services	1.17%
Road & Rail	2.48%
Semiconductors & Semiconductor Equipment	3.09%
Software	6.73%
Specialty Retail	4.04%
Textiles, Apparel & Luxury Goods	2.21%
Tobacco	0.70%
Short-Term Investment	5.37%
Total Value of Securities	99.39%
Receivables and Other Assets Net of Liabilities	0.61%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	9.68%
Oracle	3.33%
eBay	2.93%
Amazon.com	2.23%
Altera	2.22%
Wal-Mart Stores	2.07%
News Class A	2.04%
Edwards Lifescience	2.03%
QUALCOMM	1.93%
Monsanto	1.89%
Total	30.35%

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–94.02%
Aerospace & Defense–1.46%
Boeing	70,675	$5,251,153

		5,251,153

Air Freight & Logistics–1.58%
C.H. Robinson Worldwide	42,140	2,466,454
Expeditors International of Washington	82,655	3,202,881

		5,669,335

Automobiles–0.38%
Harley-Davidson	30,235	1,382,647

		1,382,647

Beverages–1.59%
PepsiCo	80,700	5,702,262

		5,702,262

Biotechnology–2.53%
†Biogen Idec	25,375	3,663,643
†Gilead Sciences	105,990	5,435,167

		9,098,810

Chemicals–1.89%
Monsanto	81,935	6,782,579

		6,782,579

Communications Equipment–3.98%
†Acme Packet	181,985	3,394,020
†Juniper Networks	242,790	3,959,905
QUALCOMM	124,605	6,938,007

		14,291,932

Computers & Peripherals–11.95%
†Apple	59,550	34,777,201
†EMC	197,505	5,062,053
†NetApp	97,385	3,098,791

		42,938,045

Consumer Finance–1.10%
American Express	67,805	3,946,929

		3,946,929

Electrical Equipment–1.23%
AMETEK	88,850	4,434,504

		4,434,504

Energy Equipment & Services–3.88%
†Cameron International	60,505	2,584,169
ENSCO ADR	87,475	4,108,700
National Oilwell Varco	51,320	3,307,061
Schlumberger	60,445	3,923,485

		13,923,415

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–3.19%
CVS Caremark	85,885	$4,013,406
Wal-Mart Stores	106,785	7,445,050

		11,458,456

Food Products–1.59%
†Green Mountain Coffee Roasters	262,535	5,718,012

		5,718,012

Health Care Equipment & Supplies–4.38%
Covidien	63,425	3,393,238
†Edwards Lifesciences	70,525	7,285,232
†Hologic	280,275	5,056,161

		15,734,631

Health Care Providers & Services–1.54%
UnitedHealth Group	94,695	5,539,658

		5,539,658

Hotels, Restaurants & Leisure–3.43%
Dunkin’ Brands Group	129,115	4,433,808
Starbucks	81,405	4,340,515
Yum Brands	54,980	3,541,812

		12,316,135

Household Durables–1.52%
D.R. Horton	191,415	3,518,208
Lennar Class A	63,195	1,953,357

		5,471,565

Internet & Catalog Retail–3.14%
†Amazon.com	35,080	8,010,518
†priceline.com	4,910	3,262,793

		11,273,311

Internet Software & Services–6.34%
†eBay	250,315	10,515,733
†Facebook Class A	60,770	1,891,162
†Google Class A	10,685	6,198,048
†VeriSign	95,935	4,179,888

		22,784,831

IT Services–4.01%
†Alliance Data Systems	36,860	4,976,100
†Cognizant Technology Solutions Class A	54,905	3,294,300
MasterCard Class A	14,235	6,122,616

		14,393,016

Life Sciences Tools & Services–0.27%
Agilent Technologies	24,722	970,091

		970,091

LVIP Capital Growth Fund–3

LVIP Capital Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–2.15%
Cummins	12,360	$1,197,808
Eaton	74,740	2,961,946
Joy Global	62,755	3,560,091

		7,719,845

Media–6.33%
Comcast Class A	161,250	5,155,163
Disney (Walt)	134,060	6,501,910
News Class A	328,440	7,320,927
†Sirius XM Radio	2,029,965	3,755,435

		22,733,435

Multiline Retail–2.03%
†Dollar General	71,480	3,887,798
Family Dollar Stores	51,455	3,420,728

		7,308,526

Oil, Gas & Consumable Fuels–2.11%
Anadarko Petroleum	74,450	4,928,590
†Cobalt International Energy	113,040	2,656,440

		7,585,030

Professional Services–1.17%
†IHS Class A	39,159	4,218,599

		4,218,599

Road & Rail–2.48%
Hunt (J.B.) Transport	65,270	3,890,092
Norfolk Southern	69,855	5,013,493

		8,903,585

Semiconductors & Semiconductor Equipment–3.09%
Altera	235,255	7,961,029
†Broadcom Class A	92,580	3,129,204

		11,090,233

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–6.73%
†BMC Software	100,484	$4,288,657
†Citrix Systems	11,442	960,441
Oracle	403,205	11,975,189
†Rovi	57,915	1,136,292
†salesforce.com	13,210	1,826,415
†Splunk	45,100	1,267,310
†TIBCO Software	59,270	1,773,358
†VMware Class A	10,545	960,017

		24,187,679

Specialty Retail–4.04%
Abercrombie & Fitch	104,375	3,563,363
†AutoZone	12,535	4,602,476
Lowe’s	223,465	6,355,344

		14,521,183

Textiles, Apparel & Luxury Goods–2.21%
Coach	40,175	2,349,434
†Fossil	41,350	3,164,929
†Michael Kors Holdings	9,120	381,581
PVH	18,690	1,453,895
Ralph Lauren	4,105	574,946

		7,924,785

Tobacco–0.70%
Lorillard	18,955	2,501,112

		2,501,112

Total Common Stock (Cost $294,255,603)		337,775,329

SHORT-TERM INVESTMENT–5.37%
Money Market Mutual Fund–5.37%
Dreyfus Treasury & Agency Cash Management Fund	19,301,615	19,301,615

Total Short-Term Investment (Cost $19,301,615)		19,301,615

TOTAL VALUE OF SECURITIES–99.39% (Cost $313,557,218)	357,076,944
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	2,208,879

NET ASSETS APPLICABLE TO 14,044,292 SHARES OUTSTANDING–100.00%	$359,285,823

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND STANDARD CLASS ($101,329,061 / 3,944,237 Shares)	$25.690

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND SERVICE CLASS ($257,956,762 / 10,100,055 Shares)	$25.540

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$370,696,647
Accumulated net realized loss on investments	(54,930,550)
Net unrealized appreciation of investments	43,519,726

Total net assets	$359,285,823

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–4

LVIP Capital Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Capital Growth Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,172,865

EXPENSES:
Management fees	1,230,335
Distribution expenses-Service Class	307,064
Accounting and administration expenses	76,497
Reports and statements to shareholders	32,380
Professional fees	12,252
Trustees’ fees	4,045
Custodian fees	3,264
Pricing fees	622
Other	4,642

Total operating expenses	1,671,101

NET INVESTMENT LOSS	(498,236)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	7,295,229
Net change in unrealized appreciation (depreciation) of investments	23,095,047

NET REALIZED AND UNREALIZED GAIN	30,390,276

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,892,040

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(498,236)	$(228,968)
Net realized gain	7,295,229	5,635,940
Net change in unrealized appreciation (depreciation)	23,095,047	(34,507,884)

Net increase (decrease) in net assets resulting from operations	29,892,040	(29,100,912)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,243,377	4,089,579
Service Class	58,558,834	91,718,464

	60,802,211	95,808,043

Cost of shares repurchased:
Standard Class	(7,968,120)	(15,020,335)
Service Class	(20,965,882)	(17,992,434)

	(28,934,002)	(33,012,769)

Increase in net assets derived from capital share transactions	31,868,209	62,795,274

NET INCREASE IN NET ASSETS	61,760,249	33,694,362
NET ASSETS:
Beginning of period	297,525,574	263,831,212

End of period (there was no undistributed net investment income at either period ended)	$359,285,823	$297,525,574

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–5

LVIP Capital Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Capital Growth Fund Standard Class
	Six Months Ended 6/30/12[1]				Year Ended
	(Unaudited)		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07[2]
Net asset value, beginning of period	$23.305		$25.613	$21.540	$16.019	$27.511	$23.586

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.019	0.057	0.094	0.068	0.045
Net realized and unrealized gain (loss)	2.399		(2.327)	4.026	5.490	(11.511)	3.906

Total from investment operations	2.385		(2.308)	4.083	5.584	(11.443)	3.951

Less dividends and distributions from:
Net investment income	—		—	(0.010)	(0.063)	(0.049)	(0.026)

Total dividends and distributions	—		—	(0.010)	(0.063)	(0.049)	(0.026)

Net asset value, end of period	$25.690		$23.305	$25.613	$21.540	$16.019	$27.511

Total return[4]	10.23%		(9.01% )	18.95%	34.87%	(41.59% )	16.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$101,329		$96,924	$117,429	$112,475	$145,464	$262,609
Ratio of expenses to average net assets	0.77%		0.79%	0.80%	0.78%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.77%		0.79%	0.81%	0.83%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets	(0.11%	)	0.08%	0.26%	0.52%	0.31%	0.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.11%	)	0.08%	0.25%	0.47%	0.28%	0.16%
Portfolio turnover	39%		37%	62%	102%	106%	104%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Capital Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the period prior to April 30, 2007 reflect the performance of the JPVF Fund.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–6

LVIP Capital Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Capital Growth Fund Service Class
	Six Months Ended 6/30/12[1]		Year Ended					4/30/07[2] to
	(Unaudited)		12/31/11		12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$23.197		$25.559		$21.539	$16.020	$27.494	$24.406

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.047)		(0.044)		0.002	0.047	0.018	(0.027)
Net realized and unrealized gain (loss)	2.390		(2.318)		4.018	5.484	(11.492)	3.115

Total from investment operations	2.343		(2.362)		4.020	5.531	(11.474)	3.088

Less dividends and distributions from:
Net investment income	—		—		—	(0.012)	—	—

Total dividends and distributions	—		—		—	(0.012)	—	—

Net asset value, end of period	$25.540		$23.197		$25.559	$21.539	$16.020	$27.494

Total return[4]	10.10%		(9.24%	)	18.66%	34.53%	(41.73% )	12.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,957		$200,602		$146,402	$58,662	$8,308	$1,989
Ratio of expenses to average net assets	1.02%		1.04%		1.05%	1.03%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.02%		1.04%		1.06%	1.08%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets	(0.36%	)	(0.17%	)	0.01%	0.27%	0.06%	(0.15%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.36%	)	(0.17%	)	0.00%	0.22%	0.03%	(0.18%	)
Portfolio turnover	39%		37%		62%	102%	106%	104%	[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–7

LVIP Capital Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Capital Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $4,016 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

LVIP Capital Growth Fund–8

LVIP Capital Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% on the first $100 million of the average daily net assets of the Fund; 0.70% on the next $150 million; 0.65% on the next $750 million; and 0.60% on average daily net assets in excess of $1 billion.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $14,072 and $1,845, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$199,009
Distribution fees payable to LFD	50,746

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $152,577,030 and sales of $131,154,507 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments for federal income tax purposes was $315,546,145. At June 30, 2012, net unrealized appreciation was $41,530,799, of which $63,992,271 related to unrealized appreciation of investments and $22,461,472 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Common Stock	$337,775,329
Short-Term Investment	19,301,615

Total	$357,076,944

LVIP Capital Growth Fund–9

LVIP Capital Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

There were no Level 3 investments at the beginning or the end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$370,696,647
Realized gains 1/1/12-6/30/12	6,847,054
Capital loss carryforwards as of 12/31/11	(59,788,677)
Unrealized appreciation of investments	41,530,799

Net assets	$359,285,823

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Loss	Paid-in Capital
$498,236	$(498,236)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $18,965,032 expires in 2016 and $40,823,645 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital gains of $6,847,054 which may reduce the capital loss carryforwards.

LVIP Capital Growth Fund–10

LVIP Capital Growth Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	84,503	158,563
Service Class	2,229,161	3,611,514

	2,313,664	3,770,077

Shares repurchased:
Standard Class	(299,231)	(584,328)
Service Class	(776,820)	(691,931)

	(1,076,051)	(1,276,259)

Net increase	1,237,613	2,493,818

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Capital Growth Fund–11

LVIP Cohen & Steers Global Real Estate Fund

LVIP Cohen & Steers Global Real Estate Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Cohen & Steers Global Real Estate Fund

LVIP Cohen & Steers Global Real Estate Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,127.50	0.85%	$4.50
Service Class Shares	1,000.00	1,126.20	1.10%	5.82
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.64	0.85%	$4.27
Service Class Shares	1,000.00	1,019.39	1.10%	5.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Cohen & Steers Global Real Estate Fund–1

LVIP Cohen & Steers Global Real Estate Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Security Type/Country	Percentage of Net Assets
Common Stock	96.22%
Australia	5.31%
Bermuda	0.76%
Brazil	0.30%
Canada	1.70%
China	2.12%
France	4.95%
Germany	1.71%
Hong Kong	12.67%
Indonesia	0.21%
Japan	8.83%
Netherlands	1.35%
Norway	0.43%
Philippines	0.74%
Singapore	3.96%
Sweden	1.14%
United Kingdom	6.11%
United States	43.93%
Short-Term Investment	3.20%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Diversified REITs	23.41%
Health Care REITs	2.83%
Hotel REITs	1.72%
Hotels, Resorts & Cruise Lines	2.29%
Industrial REITs	3.56%
Office REITs	5.48%
Real Estate Management & Development	31.29%
Residential REITs	8.33%
Retail REITs	14.56%
Storage REITs	2.75%
Total	96.22%

REITs–Real Estate Investment Trusts

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Simon Property Group	5.66%
Vornado Realty Trust	3.61%
Misubishi Estate	3.43%
Unibail-Rodamco	3.26%
Sun Hung Kai Properties	3.21%
Equity Residential	2.91%
ProLogis	2.80%
Hang Lung Properties	2.48%
Public Storage	2.24%
Brookfield Properties	2.19%
Total	31.79%

LVIP Cohen & Steers Global Real Estate Fund–2

LVIP Cohen & Steers Global Real Estate Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK–96.22%
Australia–5.31%
Dexus Property Group	2,820,017	$2,699,279
GPT Group	994,048	3,363,411
@=†GPT Group In-Specie	4,536,115	0
Mirvac Group	945,541	1,242,787
Stockland	998,358	3,169,620
Westfield Group	423,833	4,151,130

		14,626,227

Bermuda–0.76%
†Orient-Express Hotels Class A	248,263	2,077,961

		2,077,961

Brazil–0.30%
MRV Engenharia e Participacoes	126,452	582,525
PDG Realty	135,949	239,000

		821,525

Canada–1.70%
Boardwalk Real Estate Investment Trust	10,451	601,673
Primaris Retail Real Estate Investment Trust	84,943	1,965,775
RioCan REIT	77,302	2,103,301

		4,670,749

☐China–2.12%
Agile Property Holdings	1,774,000	2,311,741
Country Garden Holdings	7,366,323	2,925,058
Guangzhou R&F Properties	457,500	609,207

		5,846,006

France–4.95%
Gecina	1,772	157,900
ICADE	10,359	783,116
Klepierre	113,005	3,712,167
Unibail-Rodamco	48,805	8,986,469

		13,639,652

Germany–1.71%
Deutsche Wohnen	280,121	4,708,252

		4,708,252

■Hong Kong–12.67%
China Overseas Land & Investment	832,150	1,959,730
China Resources Land	8	17
Hang Lung Properties	2,000,000	6,841,238
Hongkong Land Holdings	869,600	5,016,518
Hysan Development	468,000	1,783,925
Kerry Properties	83,000	357,163
Link REIT	47,002	192,655
Shagri-La Asia	574,001	1,102,554
Sino Land	2,807,200	4,262,643
Sun Hung Kai Properties	742,443	8,826,865

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Hong Kong (continued)
Wharf Holdings	816,580	$4,540,968

		34,884,276

Indonesia–0.21%
Ciputra Development	8,274,500	578,102

		578,102

Japan–8.83%
Advance Residence Investment	681	1,323,853
Mitsubishi Estate	526,000	9,436,862
Mitsui Fudosan	276,620	5,367,213
Nippon Building Fund	222	2,146,446
Nomura Real Estate	139,700	2,558,236
Sumitomo Realty & Development	142,000	3,492,687

		24,325,297

Netherlands–1.35%
Corio	31,716	1,395,766
Eurocommercial Properties CVA	67,132	2,321,559

		3,717,325

Norway–0.43%
Norwegian Property	869,167	1,189,464

		1,189,464

Philippines–0.74%
SM Prime Holdings	6,513,948	2,028,943

		2,028,943

Singapore–3.96%
CapitaCommerical Trust	904,000	909,080
CapitaLand	221,000	476,435
CapitaMall Trust	1,339,000	2,027,850
CapitaMalls Asia	1,549,000	1,931,836
City Developments	238,000	2,121,176
†Global Logistic Properties	2,057,000	3,423,870

		10,890,247

Sweden–1.14%
Fabege	399,585	3,133,075

		3,133,075

United Kingdom–6.11%
British Land	679,241	5,438,847
Derwent London	93,846	2,728,359
Hammerson	290,401	2,016,818
Land Securities Group	519,035	6,013,322
Segro	183,829	626,284

		16,823,630

United States–43.93%
Alexandria Real Estate Equities	28,275	2,056,158
American Assets Trust	53,798	1,304,602

LVIP Cohen & Steers Global Real Estate Fund–3

LVIP Cohen & Steers Global Real Estate Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
United States (continued)
American Tower	19,053	$1,331,995
Apartment Investment & Management Class A	141,861	3,834,503
AvalonBay Communities	19,445	2,751,079
Boston Properties	29,851	3,234,953
Brookfield Properties	346,659	6,038,800
CBL & Associates Properties	70,078	1,369,324
Colonial Properties Trust	87,888	1,945,840
Corporate Office Properties Trust	88,989	2,092,131
CubeSmart	119,810	1,398,183
Digital Realty Trust	41,640	3,125,915
DuPont Fabros Technology	68,885	1,967,356
Education Realty Trust	165,999	1,839,269
Equity Lifestyle Properties	29,447	2,030,960
Equity Residential	128,557	8,016,814
†First Industrial Realty Trust	166,804	2,105,066
General Growth Properties	330,779	5,983,792
HCP	63,227	2,791,472
Hersha Hospitality Trust	338,695	1,788,310
Host Hotels & Resorts	104,804	1,657,999
†Hyatt Hotels Class A	84,398	3,136,230
Liberty Property Trust	54,536	2,009,106

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
United States (continued)
Kilroy Realty	56,416	$2,731,099
ProLogis	231,641	7,697,430
Public Storage	42,665	6,161,253
Regency Centers	73,960	3,518,277
Simon Property Group	100,124	15,585,295
SL Green Realty	25,651	2,058,236
†Strategic Hotel & Resorts	198,975	1,285,379
Taubman Centers	17,602	1,358,170
Ventas	79,081	4,991,593
Vornado Realty Trust	118,274	9,932,650
Weingarten Realty Investors	69,625	1,833,923

		120,963,162

Total Common Stock (Cost $217,601,233)		264,923,893

SHORT-TERM INVESTMENT–3.20%
Money Market Mutual Fund–3.20%
Dreyfus Treasury & Agency Cash Management Fund	8,818,877	8,818,877

Total Short-Term Investment (Cost $8,818,877)		8,818,877

TOTAL VALUE OF SECURITIES–99.42% (Cost $226,420,110)	273,742,770
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	1,599,456

NET ASSETS APPLICABLE TO 35,932,199 SHARES OUTSTANDING–100.00%	$275,342,226

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND STANDARD CLASS ($173,872,263 / 22,629,073 Shares)	$7.684

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND SERVICE CLASS ($101,469,963 / 13,303,126 Shares)	$7.628

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$325,445,512
Accumulated net investment loss	(3,251,951)
Accumulated net realized loss on investments	(94,184,091)
Net unrealized appreciation of investments and derivatives	47,332,756

Total net assets	$275,342,226

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 “Notes to Financial Statements.”

†	Non income producing security.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

«	Includes foreign currency valued at $(3,314) with a proceed of $(4,772).

LVIP Cohen & Steers Global Real Estate Fund–4

LVIP Cohen & Steers Global Real Estate Fund

Statement of Net Assets (continued)

The	following foreign currency exchange contracts were outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	BRL	(603,697)	USD	288,023	7/2/12	$(12,430)
MNB	BRL	(367,035)	USD	179,042	7/3/12	(3,587)
MNB	CAD	(304,457)	USD	298,926	7/5/12	(92)
MNB	EUR	(23,546)	USD	29,950	7/2/12	165
MNB	EUR	44,251	USD	(55,102)	7/3/12	875
MNB	EUR	(381,843)	USD	483,104	7/5/12	68
MNB	HKD	(2,197,498)	USD	283,227	7/3/12	(35)
MNB	HKD	(2,768,403)	USD	356,911	7/5/12	57
MNB	SGD	(190,610)	USD	149,190	7/2/12	(1,257)
MNB	SGD	(382,588)	USD	298,663	7/3/12	(3,312)
MNB	SGD	(506,064)	USD	399,441	7/5/12	7

						$(19,541)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

BRL–Brazilian Real

CAD–Canadian Dollar

CVA–Dutch Certificate

EUR–European Monetary Unit

HKD–Hong Kong Dollar

MNB–Mellon National Bank

SGD–Singapore Dollar

REIT–Real Estate Investment Trust

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Cohen & Steers Global Real Estate Fund–5

LVIP Cohen & Steers Global Real Estate Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Cohen & Steers Global Real Estate Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$4,754,398
Foreign tax withheld	(250,180)

4,504,218

EXPENSES:
Management fees	1,197,541
Distribution expenses-Service Class	121,668
Accounting and administration expenses	54,836
Custodian fees	54,345
Reports and statements to shareholders	21,808
Professional fees	13,412
Pricing fees	4,851
Trustees' fees	3,068
Other	3,923

1,475,452
Less expenses waived/reimbursed	(280,127)

Total operating expenses	1,195,325

NET INVESTMENT INCOME	3,308,893

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7,719,428
Foreign currencies	(49,383)
Foreign currency exchange contracts	(4,850)

Net realized gain	7,665,195

Net change in unrealized appreciation (depreciation) of:
Investments	18,730,396
Foreign currencies	24,082
Foreign currency exchange contracts	(16,601)

Net change in unrealized appreciation (depreciation)	18,737,877

NET REALIZED AND UNREALIZED GAIN	26,403,072

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,711,965

See accompanying notes, which are an integral part of the financial statements.

	Six Months
	Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,308,893	$4,013,387
Net realized gain	7,665,195	525,870
Net change in unrealized appreciation (depreciation)	18,737,877	(26,198,273)

Net increase (decrease) in net assets resulting from operations	29,711,965	(21,659,016)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	30,938,575	33,115,194
Service Class	14,361,770	34,834,816

	45,300,345	67,950,010

Cost of shares repurchased:
Standard Class	(17,313,644)	(27,045,359)
Service Class	(12,676,242)	(19,107,077)

	(29,989,886)	(46,152,436)

Increase in net assets derived from capital share transactions	15,310,459	21,797,574

NET INCREASE IN NET ASSETS	45,022,424	138,558
NET ASSETS:
Beginning of period	230,319,802	230,181,244

End of period (including accumulated net investment loss of $3,251,951 and $6,506,611, respectively)	$275,342,226	$230,319,802

See accompanying notes, which are an integral part of the financial statements.

LVIP Cohen & Steers Global Real Estate Fund–6

LVIP Cohen & Steers Global Real Estate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund Standard Class

	Six Months Ended 6/30/12[1]	Year Ended				4/30/07[2] to
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$6.815	$7.462	$6.326	$4.591	$8.051	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.100	0.130	0.185	0.131	0.167	0.111
Net realized and unrealized gain (loss)	0.769	(0.777)	0.951	1.604	(3.534)	(2.013)

Total from investment operations	0.869	(0.647)	1.136	1.735	(3.367)	(1.902)

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.093)	(0.047)

Total dividends and distributions	—	—	—	—	(0.093)	(0.047)

Net asset value, end of period	$7.684	$6.815	$7.462	$6.326	$4.591	$8.051

Total return[4]	12.75%	(8.67% )	17.96%	37.79%	(42.03% )	(19.04% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,872	$141,780	$149,233	$149,081	$97,428	$151,254
Ratio of expenses to average net assets	0.85%	0.84%	0.88%	0.88%	0.85%	0.85%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly	1.07%	1.06%	1.10%	1.14%	1.13%	1.10%
Ratio of net investment income to average net assets	2.72%	1.77%	2.80%	2.63%	2.48%	1.89%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed and expense paid indirectly	2.50%	1.55%	2.58%	2.37%	2.20%	1.64%
Portfolio turnover	51%	95%	119%	180%	125%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Cohen & Steers Global Real Estate Fund–7

LVIP Cohen & Steers Global Real Estate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund Service Class

	Six Months Ended 6/30/12[1]	Year Ended				4/30/07[2] to
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$6.773	$7.435	$6.319	$4.598	$8.049	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.090	0.111	0.169	0.118	0.151	0.097
Net realized and unrealized gain (loss)	0.765	(0.773)	0.947	1.603	(3.528)	(2.013)

Total from investment operations	0.855	(0.662)	1.116	1.721	(3.377)	(1.916)

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.074)	(0.035)

Total dividends and distributions	—	—	—	—	(0.074)	(0.035)

Net asset value, end of period	$7.628	$6.773	$7.435	$6.319	$4.598	$8.049

Total return[4]	12.62%	(8.90% )	17.66%	37.43%	(42.17% )	(19.18% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$101,470	$88,540	$80,948	$61,012	$42,103	$34,207
Ratio of expenses to average net assets	1.10%	1.09%	1.13%	1.13%	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly	1.32%	1.31%	1.35%	1.39%	1.38%	1.35%
Ratio of net investment income to average net assets	2.47%	1.52%	2.55%	2.38%	2.23%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed and expense paid indirectly	2.25%	1.30%	2.33%	2.12%	1.95%	1.39%
Portfolio turnover	51%	95%	119%	180%	125%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Cohen & Steers Global Real Estate Fund–8

LVIP Cohen & Steers Global Real Estate Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Cohen & Steers Global Real Estate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance

LVIP Cohen & Steers Global Real Estate Fund–9

LVIP Cohen & Steers Global Real Estate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,258 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.95% of the Fund’s average daily net assets.

LIAC has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the Fund and 0.32% of the Fund’s average daily net assets in excess of $250 million. The fee waiver will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Cohen & Steers Capital Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $10,085 and $1,332, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$153,662
Distribution fees payable to LFD	19,884

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $137,766,042 and sales of $125,701,531 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $255,884,299. At June 30, 2012, net unrealized appreciation was $17,858,471, of which $50,009,173 related to unrealized appreciation of investments and $32,150,702 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset

LVIP Cohen & Steers Global Real Estate Fund–10

LVIP Cohen & Steers Global Real Estate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$128,533,396	$136,390,497	$264,923,893
Short-Term Investment	8,818,877	—	8,818,877

Total	$137,352,273	$136,390,497	$273,742,770

Foreign Currency Exchange Contracts	$—	$(19,541)	$(19,541)

The value of Level 3 investments was zero at the end of the period.

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $92,447,138 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011.

LVIP Cohen & Steers Global Real Estate Fund–11

LVIP Cohen & Steers Global Real Estate Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$325,445,512
Undistributed ordinary income	5,449,385
Capital loss carryforwards as of 12/31/11	(78,726,826)
Realized gains 1/1/12–6/30/12	5,303,001
Unrealized appreciation	17,871,154

Net assets	$275,342,226

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency exchange contracts and tax treatment of unrealized gain on passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net Investment Loss	Accumulated Net Realized Loss
$(54,233)	$54,233

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $32,742,224 expires in 2016 and $43,681,858 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $2,302,744 carried forward under the Act.

For the six months ended June 30, 2012, the Fund had capital gains of $5,303,001, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	4,167,528	4,564,805
Service Class	1,950,102	4,801,520

	6,117,630	9,366,325

Shares repurchased:
Standard Class	(2,343,814)	(3,759,411)
Service Class	(1,719,049)	(2,616,878)

	(4,062,863)	(6,376,289)

Net increase	2,054,767	2,990,036

LVIP Cohen & Steers Global Real Estate Fund–12

LVIP Cohen & Steers Global Real Estate Fund

Notes to Financial Statements (continued)

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$872,694	$718,113

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Cohen & Steers Global Real Estate Fund–13

LVIP Columbia Value Opportunities Fund

LVIP Columbia Value Opportunities Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Columbia Value Opportunities Fund

LVIP Columbia Value Opportunities Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,064.10	1.11%	$5.70
Service Class Shares	1,000.00	1,062.70	1.36%	6.97
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.34	1.11%	$5.57
Service Class Shares	1,000.00	1,018.10	1.36%	6.82

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Columbia Value Opportunities Fund–1

LVIP Columbia Value Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.44%
Air Freight & Logistics	0.61%
Airlines	1.68%
Auto Components	2.38%
Building Products	0.77%
Capital Markets	0.91%
Commercial Banks	12.33%
Commercial Services & Supplies	3.69%
Communications Equipment	0.88%
Construction & Engineering	0.61%
Containers & Packaging	0.61%
Diversified Consumer Services	1.78%
Electric Utilities	1.20%
Electronic Equipment, Instruments & Components	2.19%
Energy Equipment & Services	1.85%
Food & Staples Retailing	1.54%
Food Products	1.28%
Gas Utilities	2.92%
Health Care Equipment & Supplies	2.88%
Health Care Providers & Services	3.79%
Hotels, Restaurants & Leisure	0.64%
Household Durables	1.71%
Insurance	7.65%
Internet Software & Services	0.78%
IT Services	3.31%
Life Sciences Tools & Services	0.10%
Machinery	2.22%
Metals & Mining	2.14%
Multi-Utilities	1.25%
Oil, Gas & Consumable Fuels	2.03%
Paper & Forest Products	1.87%
Personal Products	0.88%
Professional Services	0.96%
Real Estate Investment Trusts	10.00%
Road & Rail	1.50%
Semiconductors & Semiconductor Equipment	4.43%
Software	2.04%
Specialty Retail	4.37%
Thrift & Mortgage Finance	3.09%
Trading Companies & Distributors	3.57%
Short-Term Investment	2.14%
Total Value of Securities	100.58%
Liabilities Net of Receivables and Other Assets	(0.58%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Avista	1.25%
UIL Holdings	1.20%
New Jersey Resources	1.17%
Umpqua Holdings	1.16%
South Jersey Industries	1.16%
Deluxe	1.16%
Texas Capital Bancshares	1.15%
Helen of Troy	1.14%
CubeSmart	1.13%
Kilroy Realty	1.13%
Total	11.65%

LVIP Columbia Value Opportunities Fund–2

LVIP Columbia Value Opportunities Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.44%
Air Freight & Logistics–0.61%
†Pacer International	48,000	$260,160

		260,160

Airlines–1.68%
†Alaska Air Group	10,400	373,360
†US Airways Group	26,000	346,580

		719,940

Auto Components–2.38%
Cooper Tire & Rubber	15,000	263,100
Dana Holdings	17,900	229,299
†Tenneco	8,800	236,016
†Tower International	28,000	294,000

		1,022,415

Building Products–0.77%
†USG	17,300	329,565

		329,565

Capital Markets–0.91%
Apollo Investment	24,193	185,802
Medley Capital	17,207	207,173

		392,975

Commercial Banks–12.33%
†Citizens Republic Bancorp	17,000	291,210
Community Bank System	16,900	458,328
East West Bancorp	16,300	382,398
FNB	37,000	402,190
IBERIABANK	7,400	373,330
Independent Bank	16,500	481,965
Prosperity Bancshares	10,500	441,315
Sandy Spring Bancorp	19,000	342,000
Sterling Bancorp	41,689	416,056
Susquehanna Bancshares	36,166	372,510
†SVB Financial Group	5,800	340,576
†Texas Capital Bancshares	12,200	492,758
Umpqua Holdings	38,000	500,079

		5,294,715

Commercial Services & Supplies–3.69%
†Cenveo	62,000	119,660
Deluxe	20,000	498,800
†Geo Group	15,000	340,800
†TMS International Class A	25,000	249,250
United Stationers	14,000	377,300

		1,585,810

Communications Equipment–0.88%
†Ciena	23,000	376,510

		376,510

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.61%
EMCOR	9,500	$264,290

		264,290

Containers & Packaging–0.61%
Boise	39,855	262,246

		262,246

Diversified Consumer Services–1.78%
†Bridgepoint Education	17,000	370,600
Stewart Enterprises Class A	55,000	392,700

		763,300

Electric Utilities–1.20%
UIL Holdings	14,400	516,384

		516,384

Electronic Equipment, Instruments & Components–2.19%
Anixter International	4,200	222,810
†Rofin-Sinar Technologies	9,000	170,370
†Rogers	8,500	336,685
†TTM Technologies	22,500	211,725

		941,590

Energy Equipment & Services–1.85%
†Hornbeck Offshore Services	11,700	453,726
†Key Energy Services	45,000	342,000

		795,726

Food & Staples Retailing–1.54%
Andersons	5,600	238,896
Harris Teeter Supermarkets	10,300	422,197

		661,093

Food Products–1.28%
†Dean Foods	19,500	332,085
Sanderson Farms	4,800	219,936

		552,021

Gas Utilities–2.92%
New Jersey Resources	11,500	501,515
South Jersey Industries	9,800	499,506
Southwest Gas	5,800	253,170

		1,254,191

Health Care Equipment & Supplies–2.88%
Conmed	14,500	401,215
Cooper	3,600	287,136
†ICU Medical	8,000	427,040
†Symmetry Medical	14,000	120,120

		1,235,511

LVIP Columbia Value Opportunities Fund–3

LVIP Columbia Value Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–3.79%
†Kindred Healthcare	32,500	$319,475
†Metropolitan Health Networks	37,522	359,086
†Vanguard Health Systems	21,000	186,690
†VCA Antech	15,000	329,700
†WellCare Health Plans	8,200	434,600

		1,629,551

Hotels, Restaurants & Leisure–0.64%
†Sonic	27,500	275,550

		275,550

Household Durables–1.71%
†Helen of Troy	14,500	491,405
KB HOME	25,000	245,000

		736,405

Insurance–7.65%
Alterra Capital Holdings	16,000	373,600
American Equity Investment Life Holding	27,500	302,775
†AMERISAFE	17,500	454,125
Amtrust Financial Services	15,800	469,418
Argo Group International Holdings	9,500	278,065
CNO Financial Group	35,000	273,000
†National Financial Partners	28,000	375,200
Platinum Underwriters Holdings	8,300	316,230
Symetra Financial	35,000	441,700

		3,284,113

Internet Software & Services–0.78%
†Saba Software	35,975	333,848

		333,848

IT Services–3.31%
†Cardtronics	12,500	377,625
†Global Cash Access Holdings	55,000	396,550
Lender Processing Services	9,000	227,520
†NeuStar Class A	12,590	420,506

		1,422,201

Life Sciences Tools & Services–0.10%
†Cambrex	4,445	41,827

		41,827

Machinery–2.22%
Robbins & Myers	8,500	355,470
Trinity Industries	11,300	282,274
†Wabash National	47,500	314,450

		952,194

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining–2.14%
†Metals USA Holdings	24,500	$389,795
†RTI International Metals	10,700	242,141
Worthington Industries	14,000	286,580

		918,516

Multi-Utilities–1.25%
Avista	20,100	536,670

		536,670

Oil, Gas & Consumable Fuels–2.03%
†Bill Barrett	7,500	160,650
†Midstates Petroleum	28,000	271,880
†Renewable Energy Group	22,800	169,404
†Swift Energy	14,500	269,845

		871,779

Paper & Forest Products–1.87%
Neenah Paper	15,000	400,350
Schweitzer-Mauduit International	5,900	402,026

		802,376

Personal Products–0.88%
Nu Skin Enterprises Class A	8,100	379,890

		379,890

Professional Services–0.96%
†Navigant Consulting	32,500	410,800

		410,800

Real Estate Investment Trusts–10.00%
American Assets Trust	19,600	475,300
BioMed Realty Trust	23,000	429,640
Brandywine Realty Trust	29,000	357,860
Capstead Mortgage	16,700	232,297
CBL & Associates Properties	14,000	273,560
CubeSmart	41,700	486,639
†First Industrial Realty Trust	34,000	429,080
Highwoods Properties	8,000	269,200
Kilroy Realty	10,000	484,100
LaSalle Hotel Properties	12,000	349,680
MFA Financial	28,700	226,443
Omega Healthcare Investors	12,500	281,250

		4,295,049

Road & Rail–1.50%
†Swift Transportation	25,000	236,250
Werner Enterprises	17,000	406,130

		642,380

LVIP Columbia Value Opportunities Fund–4

LVIP Columbia Value Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–4.43%
†Cirrus Logic	13,700	$409,356
†Fairchild Semiconductor International	19,500	274,950
†IXYS	29,000	323,930
†Kulicke & Soffa Industries	33,000	294,360
Micrel	26,000	247,780
†Silicon Image	54,000	223,560
†Ultra Clean Holdings	20,000	128,600

		1,902,536

Software–2.04%
†Envivio	25,000	160,250
EPIQ Systems	28,400	347,900
†Mentor Graphics	24,600	369,000

		877,150

Specialty Retail–4.37%
†Express	18,500	336,145
Finish Line Class A	10,500	219,555
†Genesco	5,200	312,780
GNC Holdings	10,700	419,440
Pier 1 Imports	18,000	295,740
Sonic Automotive Class A	21,500	293,905

		1,877,565

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance–3.09%
†EverBank Financial	30,048	$326,622
Flushing Financial	16,000	218,080
Northwest Bancshares	37,000	433,270
Oritani Financial	24,324	350,022

		1,327,994

Trading Companies & Distributors–3.57%
†Beacon Roofing Supply	14,000	353,080
Houston Wire & Cable	19,400	212,042
Textainer Group Holdings	10,200	376,380
†Titan Machinery	12,933	392,775
†United Rentals	5,800	197,432

		1,531,709

Total Common Stock (Cost $35,743,851)		42,278,545

SHORT-TERM INVESTMENT–2.14%
Money Market Mutual Fund–2.14%
Dreyfus Treasury & Agency Cash Management Fund	920,018	920,018

Total Short-Term Investment (Cost $920,018)		920,018

LVIP Columbia Value Opportunities Fund–5

TOTAL VALUE OF SECURITIES–100.58% (Cost $36,663,869)	43,198,563
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.58%)	(248,778)

NET ASSETS APPLICABLE TO 3,910,028 SHARES OUTSTANDING–100.00%	$42,949,785

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND STANDARD CLASS ($16,349,889 / 1,483,512 Shares)	$11.021

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND SERVICE CLASS ($26,599,896 / 2,426,516 Shares)	$10.962

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$46,461,136
Undistributed net investment income	230,087
Accumulated net realized loss on investments	(10,276,132)
Net unrealized appreciation of investments	6,534,694

Total net assets	$42,949,785

†	Non income producing security.

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Value Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Columbia Value Opportunities Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$350,818

EXPENSES:
Management fees	257,493
Distribution expenses–Service Class	33,882
Reports and statements to shareholders	12,017
Accounting and administration expenses	10,731
Professional fees	9,950
Pricing fees	880
Trustees’ fees	602
Custodian fees	555
Other	2,251

328,361
Less expenses waived/reimbursed	(22,071)

Total operating expenses	306,290

NET INVESTMENT INCOME	44,528

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	2,279,910
Foreign currencies	5

Net realized gain	2,279,915
Net change in unrealized appreciation (depreciation) of investments	290,489

NET REALIZED AND UNREALIZED GAIN	2,570,404

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,614,932

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,528	$155,067
Net realized gain (loss)	2,279,915	(4,127,764)
Net change in unrealized appreciation (depreciation)	290,489	(2,205,674)

Net increase (decrease) in net assets resulting from operations	2,614,932	(6,178,371)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,975,614	39,307,561
Service Class	6,753,261	18,012,281

	9,728,875	57,319,842

Cost of shares repurchased:
Standard Class	(8,537,011)	(60,689,229)
Service Class	(6,801,489)	(8,440,225)

	(15,338,500)	(69,129,454)

Decrease in net assets derived from capital share transactions	(5,609,625)	(11,809,612)

NET DECREASE IN NET ASSETS	(2,994,693)	(17,987,983)
NET ASSETS:
Beginning of period	45,944,478	63,932,461

End of period (including undistributed net investment income of $230,087 and $185,554, respectively)	$42,949,785	$45,944,478

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Value Opportunities Fund–6

LVIP Columbia Value Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10[2]	Year Ended 12/31/09	12/31/08	12/31/07[3,4]
Net asset value, beginning of period	$10.357	$10.544	$8.457	$6.821	$14.660	$14.491

Income (loss) from investment operations:
Net investment income[5]	0.018	0.030	0.033	0.046	0.090	0.076
Net realized and unrealized gain (loss)	0.646	(0.217)	2.061	1.633	(3.750)	0.184

Total from investment operations	0.664	(0.187)	2.094	1.679	(3.660)	0.260

Less dividends and distributions from:
Net investment income	—	—	(0.007)	(0.043)	(0.038)	(0.091)
Net realized gain	—	—	—	—	(4.141)	—

Total dividends and distributions	—	—	(0.007)	(0.043)	(4.179)	(0.091)

Net asset value, end of period	$11.021	$10.357	$10.544	$8.457	$6.821	$14.660

Total return[6]	6.41%	(1.77% )	24.77%	24.65%	(33.95% )	1.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,350	$20,844	$47,733	$16,729	$20,205	$24,565
Ratio of expenses to average net assets	1.11%	1.02%	1.23%	1.25%	1.25%	1.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.20%	1.08%	1.26%	1.25%	1.25%	1.26%
Ratio of net investment income to average net assets	0.32%	0.27%	0.35%	0.66%	0.85%	0.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.23%	0.21%	0.32%	0.66%	0.85%	0.50%
Portfolio turnover	26%	87%	57%	76%	59%	152%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund's sub-advisor.

[3]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Small Cap Value Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[4]	Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund's sub-advisor.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Value Opportunities Fund–7

LVIP Columbia Value Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Service Class
	Six Months Ended 6/30/12[1]		Year Ended					4/30/07[3,4] to
	(Unaudited)		12/31/11		12/31/10[2]	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.315		$10.526		$8.458	$6.823	$14.657	$14.962

Income (loss) from investment operations:
Net investment income[5]	0.004		0.003		0.010	0.028	0.067	0.067
Net realized and unrealized gain (loss)	0.643		(0.214)		2.058	1.632	(3.747)	(0.302)

Total from investment operations	0.647		(0.211)		2.068	1.660	(3.680)	(0.235)

Less dividends and distributions from:
Net investment income	—		—		—	(0.025)	(0.013)	(0.070)
Net realized gain	—		—		—	—	(4.141)	—

Total dividends and distributions	—		—		—	(0.025)	(4.154)	(0.070)

Net asset value, end of period	$10.962		$10.315		$10.526	$8.458	$6.823	$14.657

Total return[6]	6.27%		(2.00%	)	24.45%	24.36%	(34.13% )	(1.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,600		$25,100		$16,199	$8,063	$4,317	$1,063
Ratio of expenses to average net assets	1.36%		1.27%		1.48%	1.50%	1.50%	1.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.45%		1.33%		1.51%	1.50%	1.50%	1.45%
Ratio of net investment income to average net assets	0.07%		0.02%		0.10%	0.41%	0.60%	0.65%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.02%	)	(0.04%	)	0.07%	0.41%	0.60%	0.65%
Portfolio turnover	26%		87%		57%	76%	59%	152% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund's sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund's sub-advisor.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[7]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Value Opportunities Fund–8

LVIP Columbia Value Opportunities Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Columbia Value Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation by investing in securities of small-cap companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Columbia Value Opportunities Fund–9

LVIP Columbia Value Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $4,705 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of average daily net assets in excess of $150 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% of the first $60 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Columbia Management Investment Advisors, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $1,962 and $334, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$34,524
Distribution fees payable to LFD	5,394

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $12,233,700 and sales of $16,419,363 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $37,615,240. At June 30, 2012, net unrealized appreciation was $5,583,323, of which $8,372,618 related to unrealized appreciation of investments and $2,789,295 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Columbia Value Opportunities Fund–10

LVIP Columbia Value Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Common Stock	$42,278,545
Short-Term Investment	920,018

Total	$43,198,563

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$46,461,136
Undistributed ordinary income	230,087
Realized gains 1/1/12–6/30/12	2,258,561
Capital loss carryforwards as of 12/31/11	(11,583,322)
Unrealized appreciation	5,583,323

Net assets	$42,949,785

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$5	$(5)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $7,850,925 expires in 2017.

LVIP Columbia Value Opportunities Fund–11

LVIP Columbia Value Opportunities Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $3,732,397 will be carried forward under the Act.

For the six months ended June 30, 2012, the Fund had capital gains of $2,258,561 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	266,659	3,567,304
Service Class	607,847	1,706,225

	874,506	5,273,529

Shares repurchased:
Standard Class	(795,702)	(6,081,943)
Service Class	(614,781)	(811,816)

	(1,410,483)	(6,893,759)

Net decrease	(535,977)	(1,620,230)

7. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Effective after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. will replace Columbia Management Investment Advisors, LLC as the Fund’s Sub-Advisor and the Fund will also change its name from the LVIP Columbia Value Opportunities Fund to the LVIP JPMorgan Mid Cap Value RPM Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Columbia Value Opportunities Fund–12

LVIP Columbia Value Opportunities Fund

Other Fund Information

Sub-Advisory Agreement Board Considerations

On June 11-12, 2012, the Board of Trustees (“Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider Fund Management’s (defined below) proposal to restructure the LVIP Janus Capital Appreciation Fund, LVIP Wells Fargo Intrinsic Value Fund, LVIP Columbia Value Opportunities Fund, LVIP Turner Mid-Cap Growth Fund, LVIP Templeton Growth Fund and LVIP SSgA Global Tactical Allocation Fund by implementing a Risk Portfolio Management (“RPM”) strategy for each Fund. The Independent Trustees considered that as part of the RPM strategy described by Fund Management, LIAC would, with respect to 0-20% of each Fund’s assets, actively manage each Fund’s exposure to equity market risk primarily through investment in exchange-traded futures contracts and that the sub-adviser would manage the remaining 80-100% of the Fund’s assets according to the respective investment mandate. As part of its proposal, Fund Management proposed a new sub-adviser and a new sub-advisory agreement for each of the LVIP Janus Capital Appreciation Fund, LVIP Wells Fargo Intrinsic Value Fund, LVIP Columbia Value Opportunities Fund and the LVIP Turner Mid-Cap Growth Fund.

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (“the Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by Lincoln Investment Advisors Corporation (“LIAC”) and The Lincoln National Life Insurance Company (together, “Fund Management”) and the four proposed sub-advisers. In addition, the Independent Trustees were advised of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in approving such agreements by their independent legal counsel. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board. Upon receiving the Independent Trustees’ report, the Board adopted the considerations and conclusions of the Independent Trustees.

Approval of Sub-Advisory Agreement with JPMorgan

In considering the approval of the proposed sub-advisory agreement between LIAC and J.P. Morgan Investment Management, Inc. (“JPMorgan”), on behalf of the LVIP Columbia Value Opportunities Fund, to be renamed the LVIP JPMorgan Mid Cap Value RPM Fund, the Board considered the nature, extent and quality of services proposed to be provided by JPMorgan under the proposed sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains similar terms as those in place under the current sub-advisory agreements for the other LVIP Funds and with JPMorgan for the LVIP J.P. Morgan High Yield Bond Fund, except that the proposed sub-advisory agreement provides that the sub-adviser manages only a portion of the Fund’s assets and is paid only on the assets managed.

The Board considered the in-person presentation by JPMorgan that described its midcap value philosophy and investment process, and sell discipline. The Board also considered the returns and standard deviation of the JPM US Mid Cap Value composite provided by Fund Management compared to average returns of the Lipper Mid-Cap Value Funds peer group, the Fund’s return and the Russell Midcap Value Index over various time periods from May 2001 – March 2012. The Board reviewed the background of the investment professionals proposed to manage the Fund and the information provided regarding portfolio manager compensation, trading and brokerage arrangements, soft dollar policies, disaster recovery/business continuity plan and its compliance program and regulatory matters. The Board concluded that the services to be provided by JPMorgan were expected to be satisfactory.

With respect to the sub-advisory fee to be paid to JPMorgan, the Board considered that the rate of the proposed sub-advisory fee, which includes breakpoints and is lower than the current sub-advisory fee schedule, was negotiated between LIAC and JPMorgan, an unaffiliated third party, and that LIAC would compensate JPMorgan from LIAC’s advisory fee and concluded that the proposed sub-advisory fee was reasonable.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed sub-advisory agreement are fair and reasonable and that approval of the agreement is in the best interests of the Fund. The Board unanimously approved the sub-advisory agreement for the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Columbia Value Opportunities Fund–13

LVIP Delaware Bond Fund

LVIP Delaware Bond Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Delaware Bond Fund

LVIP Delaware Bond Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,036.10	0.38%	$1.92
Service Class Shares	1,000.00	1,034.30	0.73%	3.69
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.97	0.38%	$1.91
Service Class Shares	1,000.00	1,021.23	0.73%	3.67

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Security Type/Sector Allocation

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.75%
Agency Mortgage-Backed Securities	23.02%
Commercial Mortgage-Backed Securities	4.82%
Corporate Bonds	39.06%
Aerospace & Defense	0.11%
Beverages	0.97%
Biotechnology	0.33%
Capital Markets	0.49%
Chemicals	1.25%
Commercial Banks	5.08%
Commercial Services & Supplies	0.89%
Communications Equipment	0.18%
Computers & Peripherals	0.12%
Construction & Engineering	0.21%
Construction Materials	0.12%
Diversified Consumer Services	0.45%
Diversified Financial Services	2.78%
Diversified Telecommunication Services	0.81%
Electric Utilities	2.31%
Energy Equipment & Services	1.12%
Food & Staples Retailing	0.26%
Food Products	0.62%
Gas Utilities	0.20%
Health Care Equipment & Supplies	0.72%
Health Care Providers & Services	1.00%
Hotels, Restaurants & Leisure	0.22%
Household Durables	0.23%
Household Products	0.14%
Industrial Conglomerates	0.37%
Insurance	2.03%
IT Services	0.08%
Machinery	0.07%
Media	1.49%
Metals & Mining	2.00%
Multiline Retail	0.42%
Multi-Utilities	1.39%
Office Electronics	0.09%
Oil, Gas & Consumable Fuels	4.45%
Paper & Forest Products	0.88%
Pharmaceuticals	0.34%
Real Estate Investment Trusts	2.11%
Road & Rail	0.33%
Semiconductors & Semiconductor Equipment	0.37%
Software	0.18%
Specialty Retail	0.14%
Wireless Telecommunication Services	1.71%

Security Type/Sector	Percentage of Net Assets
Municipal Bonds	3.39%
Non-Agency Asset-Backed Securities	3.85%
Non-Agency Collateralized Mortgage Obligations	0.33%
Regional Bonds	1.49%
Sovereign Bonds	3.64%
Supranational Banks	0.28%
U.S. Treasury Obligations	11.64%
Preferred Stock	0.39%
Short-Term Investments	19.72%
Total Value of Securities	113.38%
Liabilities Net of Receivables and Other Assets	(13.38%)
Total Net Assets	100.00%

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.75%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	120,065	$139,758
Series 2002-83 GH 5.00% 12/25/17	6,853,967	7,345,960
Series 2003-38 MP 5.50% 5/25/23	6,001,416	6,618,856
Series 2003-122 AJ 4.50% 2/25/28	366,816	372,596
Series 2005-110 MB 5.50% 9/25/35	1,510,387	1,659,312
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	905,317	1,036,160
Series 2004-W11 1A2 6.50% 5/25/44	266,811	302,781
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	114,859	132,187
Series 2326 ZQ 6.50% 6/15/31	563,605	643,728
Series 2512 PG 5.50% 10/15/22	177,790	196,703
Series 2557 WE 5.00% 1/15/18	5,157,000	5,548,588
Series 2622 PE 4.50% 5/15/18	23,090	24,481
Series 2717 MH 4.50% 12/15/18	1,805,247	1,919,702
Series 2762 LG 5.00% 9/15/32	28,576	29,619
Series 2890 PC 5.00% 7/15/30	918,577	921,402
Series 3123 HT 5.00% 3/15/26	362,000	406,971
Series 3131 MC 5.50% 4/15/33	3,317,000	3,452,826
Series 3173 PE 6.00% 4/15/35	7,180,000	7,644,761
Series 3416 GK 4.00% 7/15/22	1,000,298	1,030,469
Series 3455 MB 4.50% 6/15/23	10,000,000	10,937,732
Series 3656 PM 5.00% 4/15/40	6,893,000	7,842,974
•Series 3800 AF 0.742% 2/15/41	1,450,368	1,453,498
¿Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	883,825	1,028,925
•Series T-60 1A4C 5.116% 3/25/44	893,563	910,572
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,753,446
Series 2010-113 KE 4.50% 9/20/40	7,175,000	8,228,517

Total Agency Collateralized Mortgage Obligations (Cost $67,571,841)		71,582,524

AGENCY MORTGAGE-BACKED SECURITIES–23.02%
Fannie Mae 6.50% 8/1/17	358,364	395,525
•Fannie Mae ARM
2.325% 8/1/36	545	571
2.784% 4/1/36	815,675	873,025
5.116% 11/1/35	1,458,884	1,559,700

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Relocation 15 yr 4.00% 9/1/20	1,100,882	$1,153,868
Fannie Mae Relocation 30 yr
4.00% 3/1/35	1,374,150	1,446,360
5.00% 11/1/33	183,985	197,331
5.00% 1/1/34	275,788	295,794
5.00% 11/1/34	79,792	85,580
5.00% 10/1/35	704,713	755,835
5.00% 1/1/36	124,395	133,419
5.00% 2/1/36	1,337,612	1,434,646
Fannie Mae S.F. 15 yr
3.00% 4/1/27	2,144,301	2,250,384
3.50% 8/1/26	3,477,521	3,678,303
4.00% 10/1/25	7,537,188	8,020,527
4.00% 11/1/25	3,996,629	4,309,124
4.00% 1/1/26	267,487	284,640
4.00% 3/1/26	8,753,778	9,438,233
4.00% 4/1/27	1,093,253	1,165,752
4.50% 6/1/23	135,319	145,160
¥4.50% 9/1/24	5,215,511	5,593,972
5.00% 2/1/21	5,405	5,849
5.00% 9/1/25	4,401,577	4,748,557
5.50% 6/1/20	979,425	1,067,385
5.50% 1/1/21	4,059	4,438
6.00% 8/1/21	2,967,767	3,262,949
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27	69,320,000	72,623,527
3.00% 8/1/27	56,769,000	59,367,953
3.00% 9/1/27	29,006,000	30,275,013
Fannie Mae S.F. 30 yr
3.50% 3/1/42	12,966,265	13,675,009
4.00% 1/1/42	5,588,144	5,958,630
5.00% 2/1/35	12,850,537	13,983,545
5.00% 10/1/35	21,329,433	23,196,116
5.00% 11/1/38	1,091,003	1,181,058
5.50% 2/1/37	5,524,068	6,035,074
5.50% 6/1/38	28,628,585	31,276,881
6.00% 8/1/36	809,995	892,614
6.00% 9/1/36	3,241,595	3,572,234
6.00% 11/1/36	308,058	339,479
6.00% 3/1/37	411,307	455,060
6.00% 8/1/37	2,133,932	2,351,590
6.00% 2/1/38	186,456	205,474
6.00% 4/1/38	8,579,937	9,436,313
6.00% 7/1/38	3,753,728	4,136,605
6.00% 12/1/38	215,155	236,630
6.00% 11/1/39	2,788,826	3,073,284
6.00% 1/1/40	24,168,551	26,633,717
6.00% 4/1/40	6,074,853	6,691,999
6.00% 6/1/40	45,927,983	50,612,586
6.00% 2/1/41	15,511,841	17,147,354
6.50% 3/1/36	223,924	254,426
6.50% 6/1/36	1,798,558	2,043,554
6.50% 10/1/36	1,300,159	1,477,264

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 8/1/37	551,841	$626,442
6.50% 12/1/37	2,221,516	2,538,704
7.00% 12/1/37	476,784	554,920
7.50% 4/1/31	112,718	137,975
7.50% 4/1/32	18,032	22,146
7.50% 9/1/32	888	1,087
7.50% 11/1/34	10,560	10,857
Fannie Mae S.F. 30 yr TBA
3.50% 8/1/42	302,023,000	316,605,062
5.50% 8/1/42	5,197,000	5,666,354
5.50% 9/1/42	9,815,000	10,696,816
•Freddie Mac ARM 2.56% 4/1/34	183,229	195,594
Freddie Mac Relocation 30 yr 5.00% 9/1/33	658,437	702,857
Freddie Mac S.F. 15 yr
4.00% 4/1/26	5,799,308	6,139,486
5.00% 6/1/18	687,350	735,738
5.00% 1/1/24	2,124,947	2,274,612
5.50% 8/1/23	1,283,890	1,396,093
Freddie Mac S.F. 30 yr
5.50% 7/1/38	5,300,769	5,762,959
5.50% 12/1/39	4,584,886	4,988,954
5.50% 7/1/40	70,590,238	76,943,740
6.00% 8/1/38	11,678,974	12,955,985
6.00% 10/1/38	16,585,232	18,398,706
6.00% 5/1/40	30,887,408	33,897,933
7.00% 11/1/33	86,216	102,001
GNMA I S.F. 30 yr
7.00% 12/15/34	1,902,913	2,237,709
7.50% 12/15/31	9,996	12,223
7.50% 7/15/32	32,922	40,424

Total Agency Mortgage-Backed Securities (Cost $938,749,055)		943,085,293

COMMERCIAL MORTGAGE-BACKED SECURITIES–4.82%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	4,948,000	5,248,888
BAML Commercial Mortgage
•Series 2005-1 A5 5.342% 11/10/42	5,724,000	6,257,276
•Series 2005-6 A4 5.366% 9/10/47	2,815,000	3,147,497
Series 2006-4 A4 5.634% 7/10/46	8,251,000	9,300,981
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	2,990,000	3,341,196
Series 2005-T20 A4A 5.298% 10/12/42	1,846,000	2,056,533

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Bear Stearns Commercial Mortgage Securities (continued)
Series 2006-PW12 A4 5.901% 9/11/38	2,059,000	$2,338,853
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	1,345,000	1,434,395
¿Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	16,297,000	17,996,011
Series 2006-C7 A2 5.69% 6/10/46	53,344	53,330
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.593% 2/15/39	995,774	1,045,636
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46	6,148,000	6,951,396
•Series 2011-LC1A C 5.728% 11/10/46	1,755,000	1,803,317
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32	38,736	20,926
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	1,091,212	1,111,699
•Series 2004-GG2 A6 5.396% 8/10/38	4,943,000	5,294,749
Series 2005-GG4 A4 4.761% 7/10/39	12,796,000	13,785,771
Series 2005-GG4 A4A 4.751% 7/10/39	18,589,650	20,068,661
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	3,944,512
#Series 2010-C1 A2 144A 4.592% 8/10/43	4,200,000	4,669,253
•#Series 2010-C1 C 144A 5.635% 8/10/43	2,315,000	2,459,451
•#Series 2011-GC3 B 144A 5.361% 3/10/44	3,115,000	3,344,195
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	6,400,000	6,994,189
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	7,684,000	8,459,600

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•JPMorgan Chase Commercial Mortgage Securities (continued)
Series 2005-LDP4 A4 4.918% 10/15/42	4,150,000	$4,520,371
Series 2005-LDP5 A4 5.362% 12/15/44	2,790,000	3,121,229
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	2,185,000	2,290,732
Series 2004-C2 A4 4.367% 3/15/36	1,458,000	1,524,454
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	749,500	671,450
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	2,189,000	2,397,413
Series 2005-IQ9 A5 4.70% 7/15/56	5,000,000	5,361,345
•Series 2007-T27 A4 5.824% 6/11/42	19,316,000	22,439,649
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.607% 2/15/33	850,000	834,661
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	2,447,000	2,609,114
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	3,345,000	3,818,776
•#Sovereign Commercial Mortgage Securities Trust Series 2007-C1 A2 144A 5.994% 7/22/30	2,260,860	2,304,783
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	7,456,000	8,351,667
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	5,415,000	5,944,159

Total Commercial Mortgage-Backed Securities (Cost $173,829,805)		197,318,118

CORPORATE BONDS–39.06%
Aerospace & Defense–0.11%
Embraer 5.15% 6/15/22	4,150,000	4,270,350
United Technologies 3.10% 6/1/22	274,000	287,727

		4,558,077

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Beverages–0.97%
#Heineken 144A 3.40% 4/1/22		5,990,000	$6,147,495
Molson Coors Brewing
3.50% 5/1/22		3,339,000	3,435,547
5.00% 5/1/42		2,431,000	2,636,901
#Pernod-Ricard 144A
2.95% 1/15/17		2,025,000	2,051,961
4.45% 1/15/22		5,725,000	5,943,477
5.50% 1/15/42		2,660,000	2,734,068
#SABMiller Holdings 144A
2.45% 1/15/17		3,345,000	3,451,511
3.75% 1/15/22		12,482,000	13,300,707

			39,701,667

Biotechnology–0.33%
Amgen 5.375% 5/15/43		5,790,000	6,287,598
Celgene
2.45% 10/15/15		1,845,000	1,891,348
3.95% 10/15/20		5,055,000	5,319,200

			13,498,146

Capital Markets–0.49%
•Bear Stearns
3.905% 12/7/12	AUD	1,620,000	1,652,169
4.60% 4/24/14	AUD	2,700,000	2,697,271
Goldman Sachs Group 5.75% 1/24/22		2,925,000	3,093,331
Jefferies Group
6.25% 1/15/36		3,769,000	3,429,790
6.45% 6/8/27		1,741,000	1,671,360
Lazard Group 6.85% 6/15/17		6,725,000	7,388,401

			19,932,322

Chemicals–1.25%
CF Industries 6.875% 5/1/18		8,357,000	9,934,384
Dow Chemical 8.55% 5/15/19		16,407,000	21,852,433
Eastman Chemical 3.60% 8/15/22		6,965,000	7,118,516
#LyondellBasell Industries 144A 5.75% 4/15/24		11,346,000	12,196,950

			51,102,283

Commercial Banks–5.08%
Abbey National Treasury Services 4.00% 4/27/16		4,023,000	3,967,450
AgriBank 9.125% 7/15/19		5,515,000	7,139,394
Bank of America
3.75% 7/12/16		3,475,000	3,506,511
3.875% 3/22/17		6,088,000	6,208,475
5.70% 1/24/22		1,308,000	1,443,177

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
BB&T
3.95% 3/22/22	4,550,000	$4,767,299
5.25% 11/1/19	18,600,000	21,051,145
•BB&T Capital Trust IV 6.82% 6/12/57	1,770,000	1,787,700
•Branch Banking & Trust 0.788% 9/13/16	9,458,000	8,950,068
City National 5.25% 9/15/20	4,622,000	4,923,900
#CoBank ACB 144A 7.875% 4/16/18	3,750,000	4,580,486
Fifth Third Bancorp 3.50% 3/15/22	1,618,000	1,638,429
•Fifth Third Capital Trust IV 6.50% 4/15/37	7,423,000	7,404,443
#HSBC Bank 144A 3.10% 5/24/16	6,954,000	7,187,286
HSBC Holdings 4.00% 3/30/22	8,532,000	8,877,469
KeyBank 6.95% 2/1/28	8,063,000	9,602,098
KeyCorp 5.10% 3/24/21	9,198,000	10,276,889
Korea Development Bank 8.00% 1/23/14	204,000	223,073
Lloyds TSB Bank 4.20% 3/28/17	6,728,000	6,947,400
#National Australia Bank 144A 5.35% 6/12/13	11,000,000	11,463,881
•National City Bank 0.838% 6/7/17	4,980,000	4,665,473
PNC Bank 6.875% 4/1/18	9,960,000	11,895,606
PNC Funding
3.30% 3/8/22	2,574,000	2,630,355
5.125% 2/8/20	2,428,000	2,812,501
5.625% 2/1/17	78,000	86,876
SunTrust Bank
•0.757% 8/24/15	3,385,000	3,161,719
3.50% 1/20/17	1,699,000	1,760,694
SVB Financial Group 5.375% 9/15/20	960,000	1,038,845
US Bank 4.95% 10/30/14	1,640,000	1,784,536
•USB Capital IX 3.50% 10/29/49	21,158,000	16,311,760
Wachovia
•0.837% 10/15/16	3,135,000	2,982,887
5.60% 3/15/16	11,957,000	13,393,323
Wells Fargo
2.10% 5/8/17	3,842,000	3,855,005
3.50% 3/8/22	1,123,000	1,157,893
4.75% 2/9/15	3,424,000	3,671,733
Zions Bancorp
4.50% 3/27/17	2,414,000	2,429,623
7.75% 9/23/14	2,358,000	2,558,675

		208,144,077

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.89%
#ADT 144A 3.50% 7/15/22	5,335,000	$5,364,161
#Brambles USA 144A
3.95% 4/1/15	3,680,000	3,847,271
5.35% 4/1/20	6,665,000	7,467,838
International Lease Finance
5.875% 4/1/19	1,600,000	1,603,755
6.25% 5/15/19	3,271,000	3,333,149
6.625% 11/15/13	3,640,000	3,776,500
8.75% 3/15/17	2,975,000	3,354,313
#Penske Truck Leasing 144A 3.75% 5/11/17	4,115,000	4,151,961
Republic Services 3.55% 6/1/22	3,383,000	3,426,675

		36,325,623

Communications Equipment–0.18%
Motorola Solutions 3.75% 5/15/22	7,315,000	7,228,573

		7,228,573

Computers & Peripherals–0.12%
Hewlett-Packard 4.05% 9/15/22	248,000	250,364
#Seagate Technology International 144A 10.00% 5/1/14	4,191,000	4,672,965

		4,923,329

Construction & Engineering–0.21%
ABB Finance 2.875% 5/8/22	4,861,000	4,927,673
#URS 144A 5.00% 4/1/22	3,665,000	3,627,064

		8,554,737

Construction Materials–0.12%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	1,155,000	983,194
•#Cemex SAB 144A 5.461% 9/30/15	4,529,000	4,116,861

		5,100,055

Diversified Consumer Services–0.45%
#BAT International Finance 144A 3.25% 6/7/22	6,705,000	6,640,290
Yale University 2.90% 10/15/14	11,103,000	11,707,714

		18,348,004

Diversified Financial Services–2.78%
#CDP Financial 144A
4.40% 11/25/19	7,352,000	8,323,376
5.60% 11/25/39	5,637,000	7,007,546
Citigroup 4.50% 1/14/22	3,395,000	3,513,323

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ford Motor Credit
3.00% 6/12/17		3,020,000	$3,006,784
#144A 3.984% 6/15/16		3,050,000	3,144,080
5.00% 5/15/18		5,243,000	5,580,555
General Electric Capital
2.30% 4/27/17		2,613,000	2,633,651
#144A 3.80% 6/18/19		3,740,000	3,779,622
4.65% 10/17/21		94,000	104,589
5.875% 1/14/38		2,046,000	2,357,047
6.00% 8/7/19		22,749,000	26,657,201
•7.125% 12/15/49		3,300,000	3,499,241
#Hyundai Capital Services 144A
3.50% 9/13/17		2,570,000	2,594,731
4.375% 7/27/16		8,621,000	9,068,887
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		2,107,000	1,548,645
John Deere Capital 2.80% 1/27/23		4,970,000	4,999,358
JPMorgan Chase
4.50% 1/24/22		3,431,000	3,703,157
6.00% 10/1/17		11,253,000	12,613,419
JPMorgan Chase Capital XXV 6.80% 10/1/37		8,274,000	8,294,644
•#USB Realty 144A 1.614% 12/22/49		1,900,000	1,411,491

			113,841,347

Diversified Telecommunication Services–0.81%
CenturyLink 5.80% 3/15/22		7,008,000	6,989,303
#Deutsche Telekom International Finance 144A
2.25% 3/6/17		412,000	407,552
3.125% 4/11/16		3,715,000	3,845,853
#Oi 144A
5.75% 2/10/22		3,887,000	3,970,571
9.75% 9/15/16	BRL	6,640,000	3,480,465
Qwest 6.75% 12/1/21		3,396,000	3,827,893
Telecom Italia Capital 5.25% 10/1/15		1,222,000	1,212,835
Telefonica Emisiones
5.462% 2/16/21		34,000	29,656
6.421% 6/20/16		10,020,000	9,623,459

			33,387,587

Electric Utilities–2.31%
#American Transmission Systems 144A 5.25% 1/15/22		5,622,000	6,347,598
Baltimore Gas & Electric 3.50% 11/15/21		3,450,000	3,651,956
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		7,150,000	7,850,699

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
ComEd Financing III 6.35% 3/15/33	4,153,000	$4,190,718
Commonwealth Edison 5.95% 8/15/16	522,000	613,217
Consumers Energy 2.85% 5/15/22	4,500,000	4,587,359
Detroit Edison 2.65% 6/15/22	2,095,000	2,112,376
Florida Power 5.65% 6/15/18	1,236,000	1,491,805
Great Plains Energy 5.292% 6/15/22	6,431,000	6,950,741
#Instituto Costarricense de Electricidad 144A 6.95% 11/10/21	2,833,000	2,919,463
Ipalco Enterprises 5.00% 5/1/18	2,440,000	2,482,700
Jersey Central Power & Light 5.625% 5/1/16	2,588,000	2,967,893
LG&E & KU Energy
3.75% 11/15/20	6,099,000	6,259,739
4.375% 10/1/21	7,299,000	7,867,868
•NextEra Energy Capital Holdings 6.35% 10/1/66	7,318,000	7,471,239
PacifiCorp 2.95% 2/1/22	4,548,000	4,680,106
Pennsylvania Electric 5.20% 4/1/20	6,313,000	7,132,895
PPL Capital Funding
4.20% 6/15/22	1,420,000	1,427,431
•6.70% 3/30/67	2,696,000	2,695,326
Progress Energy Carolinas 2.80% 5/15/22	214,000	217,979
Public Service Company of Oklahoma 5.15% 12/1/19	6,073,000	7,036,785
Public Service Electric & Gas 3.50% 8/15/20	3,225,000	3,513,557

		94,469,450

Energy Equipment & Services–1.12%
Pride International 6.875% 8/15/20	15,411,000	18,939,287
Transocean
5.05% 12/15/16	8,750,000	9,500,120
6.375% 12/15/21	1,854,000	2,124,391
Weatherford International Bermuda
4.50% 4/15/22	9,218,000	9,465,817
9.625% 3/1/19	4,619,000	6,027,481

		46,057,096

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing–0.26%
Kroger 3.40% 4/15/22	4,835,000	$4,840,826
Safeway 4.75% 12/1/21	5,908,000	5,870,148

		10,710,974

Food Products–0.62%
#Brasil Foods 144A 5.875% 6/6/22	6,595,000	6,809,338
Kellogg
1.75% 5/17/17	581,000	581,644
3.125% 5/17/22	226,000	230,234
#Kraft Foods Group 144A
3.50% 6/6/22	5,320,000	5,470,599
5.00% 6/4/42	3,305,000	3,511,830
Tyson Foods 4.50% 6/15/22	8,620,000	8,921,699

		25,525,344

Gas Utilities–0.20%
CenterPoint Energy 5.95% 2/1/17	4,976,000	5,679,527
Southwest Gas 3.875% 4/1/22	2,506,000	2,646,604

		8,326,131

Health Care Equipment & Supplies–0.72%
Boston Scientific 6.00% 1/15/20	4,984,000	5,953,273
CareFusion 6.375% 8/1/19	12,989,000	15,341,438
Zimmer Holdings 4.625% 11/30/19	7,144,000	8,120,042

		29,414,753

Health Care Providers & Services–1.00%
Coventry Health Care 5.45% 6/15/21	7,498,000	8,443,685
#Express Scripts 144A
2.65% 2/15/17	1,975,000	2,011,478
3.50% 11/15/16	1,807,000	1,904,452
3.90% 2/15/22	920,000	955,503
4.75% 11/15/21	1,467,000	1,626,454
#Highmark 144A
4.75% 5/15/21	2,438,000	2,499,033
6.125% 5/15/41	917,000	983,778
Quest Diagnostics
4.70% 4/1/21	12,618,000	14,075,845
4.75% 1/30/20	849,000	941,945
WellPoint
3.125% 5/15/22	4,831,000	4,880,011
4.625% 5/15/42	2,516,000	2,604,299

		40,926,483

Hotels, Restaurants & Leisure–0.22%
Wyndham Worldwide
4.25% 3/1/22	2,155,000	2,174,139
5.625% 3/1/21	2,880,000	3,141,236
5.75% 2/1/18	3,303,000	3,676,889

		8,992,264

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables–0.23%
Koninklijke Philips Electronics
3.75% 3/15/22	4,372,000	$4,546,823
5.00% 3/15/42	4,470,000	4,824,614
Stanley Black & Decker 3.40% 12/1/21	255,000	263,424

		9,634,861

Household Products–0.14%
Energizer Holdings 4.70% 5/24/22	5,599,000	5,853,346

		5,853,346

Industrial Conglomerates–0.37%
General Electric 5.00% 2/1/13	10,167,000	10,428,505
Tyco Electronics Group 3.50% 2/3/22	4,798,000	4,792,094

		15,220,599

Insurance–2.03%
Alleghany 4.95% 6/27/22	3,120,000	3,185,255
American International Group
4.875% 6/1/22	1,725,000	1,768,513
5.85% 1/16/18	579,000	641,623
8.25% 8/15/18	4,553,000	5,509,913
•Chubb 6.375% 3/29/67	12,383,000	12,847,363
•ING Groep 5.775% 12/29/49	2,647,000	2,263,185
#Liberty Mutual Group 144A
4.95% 5/1/22	5,164,000	5,141,846
6.50% 5/1/42	5,163,000	5,243,254
MetLife
6.40% 12/15/36	50,000	49,264
6.817% 8/15/18	11,819,000	14,434,083
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	656,735
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,506,000	9,232,380
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	1,235,000	1,284,920
Prudential Financial
3.875% 1/14/15	1,852,000	1,940,396
4.50% 11/15/20	1,586,000	1,684,088
4.50% 11/16/21	636,000	661,362
6.00% 12/1/17	3,392,000	3,906,061
=‡¿ #Twin Reefs Pass Through Trust 144A 1.386% 12/31/49	2,600,000	0
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65	12,801,000	12,865,005

		83,315,246

IT Services–0.08%
Western Union 3.65% 8/22/18	2,982,000	3,232,935

		3,232,935

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery–0.07%
Caterpillar 2.60% 6/26/22	2,970,000	$2,968,690

		2,968,690

Media–1.49%
Comcast 3.125% 7/15/22	4,280,000	4,309,352
DIRECTV Holdings 3.80% 3/15/22	12,785,000	12,955,476
Historic TW 6.875% 6/15/18	10,187,000	12,567,325
Interpublic Group 4.00% 3/15/22	6,241,000	6,348,701
Time Warner
3.40% 6/15/22	1,840,000	1,859,357
4.90% 6/15/42	1,385,000	1,410,827
Time Warner Cable 8.25% 4/1/19	6,569,000	8,595,346
#Vivendi 144A
3.45% 1/12/18	3,148,000	3,086,535
6.625% 4/4/18	9,013,000	9,974,579

		61,107,498

Metals & Mining–2.00%
Alcoa
5.40% 4/15/21	5,289,000	5,275,740
6.75% 7/15/18	5,424,000	6,139,561
#Anglo American Capital 144A 2.625% 4/3/17	8,428,000	8,418,367
ArcelorMittal
6.25% 2/25/22	1,398,000	1,371,653
9.85% 6/1/19	14,886,000	17,737,831
Barrick Gold
3.85% 4/1/22	13,824,000	14,341,364
5.25% 4/1/42	1,024,000	1,101,265
Barrick North America Finance 4.40% 5/30/21	2,276,000	2,457,679
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	5,900,000	5,816,639
Kinross Gold 5.125% 9/1/21	3,695,000	3,745,041
Teck Resources
3.00% 3/1/19	2,275,000	2,263,386
4.75% 1/15/22	1,490,000	1,604,101
Vale Overseas 4.375% 1/11/22	11,284,000	11,547,177

		81,819,804

Multiline Retail–0.42%
Dollar General 4.125% 7/15/17	1,060,000	1,079,875
Macy’s Retail Holdings
3.875% 1/15/22	955,000	1,006,021
5.90% 12/1/16	4,034,000	4,654,409
Target 4.00% 7/1/42	5,610,000	5,549,923
#Woolworths 144A
3.15% 4/12/16	3,143,000	3,278,671
4.55% 4/12/21	1,586,000	1,763,264

		17,332,163

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities–1.39%
Ameren Illinois 9.75% 11/15/18	13,436,000	$18,144,673
CMS Energy
4.25% 9/30/15	3,083,000	3,220,748
6.25% 2/1/20	3,189,000	3,557,425
•Integrys Energy Group 6.11% 12/1/66	3,428,000	3,431,442
Nisource Finance 5.80% 2/1/42	4,423,000	4,902,427
Puget Energy 6.00% 9/1/21	2,034,000	2,168,759
•Puget Sound Energy 6.974% 6/1/67	7,777,000	7,850,648
SCANA 4.125% 2/1/22	4,453,000	4,502,090
•Wisconsin Energy 6.25% 5/15/67	8,805,000	9,166,753

		56,944,965

Office Electronics–0.09%
Xerox 6.35% 5/15/18	3,131,000	3,654,863

		3,654,863

Oil, Gas & Consumable Fuels–4.45%
Apache
3.25% 4/15/22	245,000	256,356
4.75% 4/15/43	6,845,000	7,635,139
#CNOOC Finance 2012 144A 3.875% 5/2/22	6,477,000	6,712,705
Devon Energy
1.875% 5/15/17	170,000	170,227
3.25% 5/15/22	1,911,000	1,948,224
4.75% 5/15/42	1,700,000	1,791,093
Ecopetrol 7.625% 7/23/19	1,361,000	1,721,665
El Paso Pipeline Partners Operating 6.50% 4/1/20	5,585,000	6,509,748
•Enbridge Energy Partners 8.05% 10/1/37	8,282,000	8,982,119
Energy Transfer Partners 9.70% 3/15/19	4,191,000	5,380,741
#ENI 144A 4.15% 10/1/20	6,757,000	6,717,039
Enterprise Products Operating
•7.034% 1/15/68	8,834,000	9,463,210
9.75% 1/31/14	4,133,000	4,664,636
#IPIC GMTN 144A 5.50% 3/1/22	3,024,000	3,311,280
Kinder Morgan Energy Partners
3.95% 9/1/22	4,294,000	4,359,179
9.00% 2/1/19	7,116,000	9,204,233
Lukoil International Finance 6.125% 11/09/20	5,575,000	5,874,378
Occidental Petroleum 2.70% 2/15/23	6,075,000	6,126,978
Pemex Project Funding Master Trust 6.625% 6/15/35	252,000	301,140
#Pertamina Persero 144A
4.875% 5/3/22	1,100,000	1,105,500
6.00% 5/3/42	4,020,000	3,989,850

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance
5.375% 1/27/21	13,259,000	$14,356,462
5.75% 1/20/20	113,000	124,173
Petroleos de Venezuela 9.00% 11/17/21	9,165,600	6,709,219
#Petroleos Mexicanos 144A 5.50% 6/27/44	7,370,000	7,554,250
Plains All American Pipeline 8.75% 5/1/19	6,223,000	8,218,865
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	2,260,587	2,427,305
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17	5,317,000	5,420,357
Talisman Energy 5.50% 5/15/42	6,865,000	7,077,678
TransCanada Pipelines
3.80% 10/1/20	132,000	145,581
•6.35% 5/15/67	11,503,000	11,857,545
Williams Partners
4.00% 11/15/21	3,699,000	3,849,923
7.25% 2/1/17	5,610,000	6,728,645
#Woodside Finance 144A
8.125% 3/1/14	6,460,000	7,096,329
8.75% 3/1/19	3,419,000	4,432,590

		182,224,362

Paper & Forest Products–0.88%
Domtar 4.40% 4/1/22	3,269,000	3,209,066
Georgia-Pacific 8.00% 1/15/24	11,464,000	15,343,590
International Paper
4.75% 2/15/22	10,426,000	11,402,061
6.00% 11/15/41	1,305,000	1,476,631
9.375% 5/15/19	997,000	1,340,236
#Votorantim Cimentos 144A 7.25% 4/5/41	3,250,000	3,282,500

		36,054,084

Pharmaceuticals–0.34%
Cardinal Health
1.90% 6/15/17	1,487,000	1,499,897
3.20% 6/15/22	3,133,000	3,179,657
GlaxoSmithKline
2.85% 5/8/22	4,489,000	4,576,014
4.85% 5/15/13	4,500,000	4,672,584

		13,928,152

Real Estate Investment Trusts–2.11%
Alexandria Real Estate Equities 4.60% 4/1/22	5,877,000	6,028,967
American Tower
4.70% 3/15/22	1,670,000	1,717,725
5.90% 11/1/21	10,640,000	11,861,877

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Boston Properties 3.85% 2/1/23	4,290,000	$4,339,472
Brandywine Operating Partnership 4.95% 4/15/18	4,618,000	4,735,140
Developers Diversified Realty
4.625% 7/15/22	1,635,000	1,616,827
4.75% 4/15/18	3,227,000	3,351,246
7.50% 4/1/17	1,020,000	1,171,401
7.875% 9/1/20	5,792,000	6,936,320
9.625% 3/15/16	478,000	581,076
Digital Realty Trust
5.25% 3/15/21	8,118,000	8,656,840
5.875% 2/1/20	3,169,000	3,496,095
Host Hotels & Resorts
#144A 5.25% 3/15/22	6,051,000	6,232,530
5.875% 6/15/19	2,255,000	2,446,675
Liberty Property 4.125% 6/15/22	2,585,000	2,613,885
Mack-Cali Realty 4.50% 4/18/22	3,835,000	3,942,629
Regency Centers
4.80% 4/15/21	1,740,000	1,864,048
5.875% 6/15/17	2,752,000	3,086,665
UDR 4.625% 1/10/22	4,775,000	5,066,958
#WEA Finance 144A 4.625% 5/10/21	6,314,000	6,684,960

		86,431,336

Road & Rail–0.33%
Burlington Northern Santa Fe
4.40% 3/15/42	343,000	346,820
5.65% 5/1/17	1,185,000	1,390,836
#ERAC USA Finance 144A 5.25% 10/1/20	10,411,000	11,613,928

		13,351,584

Semiconductors & Semiconductor Equipment–0.37%
National Semiconductor 6.60% 6/15/17	8,480,000	10,494,220
#Samsung Electronics America 144A 1.75% 4/10/17	4,495,000	4,488,460

		14,982,680

Software–0.18%
Symantec
2.75% 6/15/17	3,390,000	3,409,072
4.20% 9/15/20	4,015,000	4,114,187

		7,523,259

Specialty Retail–0.14%
Lowe’s 3.12% 4/15/22	5,568,000	5,709,053

		5,709,053

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–1.71%
America Movil 5.00% 3/30/20	12,382,000	$14,123,454
#Crown Castle Towers 144A 4.883% 8/15/20	31,495,000	34,252,482
#VimpelCom Holdings 144A
•4.461% 6/29/14	2,340,000	2,296,525
7.504% 3/1/22	2,280,000	2,147,623
Virgin Media Secured Finance 6.50% 1/15/18	15,805,000	17,266,963

		70,087,047

Total Corporate Bonds (Cost $1,523,897,847)		1,600,444,849

MUNICIPAL BONDS–3.39%
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	23,864,033
Massachusetts State Transportation Fund Revenue Taxable Build America Bonds Recovery Zone Economic Development Bonds 5.731% 6/1/40	6,425,000	8,456,264
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	19,019,938
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	4,810,469
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	24,032,433
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE) (FGIC)	400,000	436,300
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bonds Series A2 5.45% 11/15/32	18,055,000	20,959,508
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,385,832
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	15,528,696

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Texas State Tax & Revenue Anticipation Notes Series A 2.50% 8/30/12	5,000,000	$5,019,450
University of Missouri Systems Facilities Revenue Board of Curators Taxable Build America Bonds 5.792% 11/1/41	9,235,000	12,487,382

Total Municipal Bonds (Cost $109,067,491)		139,000,305

NON-AGENCY ASSET-BACKED SECURITIES–3.85%
AEP Texas Central Transition Funding Series 2012-1 A2 1.976% 6/1/21	7,253,000	7,414,176
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16	4,616,000	4,646,208
•American Express Credit Account Master Trust Series 2010-1 B 0.842% 11/16/15	2,136,000	2,140,278
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	5,356,000	5,460,143
Bank of America Auto Trust Series 2012-1 A3 0.78% 6/15/16	8,426,000	8,444,489
#Cabela’s Master Credit Card Trust 144A
Series 2010-2A A1 2.29% 9/17/18	4,650,000	4,838,199
Series 2012-1A A1 1.63% 2/18/20	3,794,600	3,841,209
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	16,434,000	19,958,402
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	4,510,000	4,650,609
•#Centurion CDO VII Series 2004-7A A2 144A 0.866% 1/30/16	2,454,815	2,425,578
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13	264,226	264,670
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	4,526,000	6,131,317
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	76,917	74,316
Series 2006-3 A5 5.948% 11/25/36	5,708,000	4,795,816

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•#CNH Wholesale Master Note Trust 144A
Series 2009-1A A 1.942% 7/15/15		4,500,000	$4,503,497
Series 2011-1A A 1.042% 12/15/15		700,000	702,056
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		5,310,000	6,428,900
Series 2012-A1 A1 0.81% 8/15/17		5,862,000	5,869,556
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17		2,000,000	2,000,588
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	2,140,000	2,144,099
Ford Credit Auto Lease Trust Series 2012-A A4 1.03% 4/15/15		7,252,000	7,280,249
General Electric Capital Credit Card Master Note Trust
Series 2009-2 A 3.69% 7/15/15		10,000,000	10,000,000
Series 2012-2 A 2.22% 1/15/22		4,720,000	4,819,853
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		3,420,000	3,474,104
#Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14		4,990,000	5,005,406
Harley-Davidson Motorcycle Trust Series 2008-1 A4 4.90% 12/15/13		39,351	39,488
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18		4,633,000	4,748,312
•Merrill Auto Trust Securitization Series 2007-1 A4 0.302% 12/15/13		18,212	18,210
Mid-State Trust Series 11 A1 4.864% 7/15/38		778,434	798,119
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15		6,385,000	6,383,799
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		2,046,263	2,152,231

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.642% 10/15/15	3,022,000	$3,031,973
•#Victoria Falls CLO Series 2005-1A A2 144A 0.796% 2/17/17	2,938,335	2,859,294
#Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17	6,106,000	6,131,615
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	4,375,000	4,379,189

Total Non-Agency Asset-Backed Securities (Cost $152,819,057)		157,855,948

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.33%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	236,725	239,444
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.997% 5/25/33	4,998	3,962
Series 2004-L 4A1 5.112% 1/25/35	1,049,025	1,028,782
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	827,778	862,945
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	541,969	531,562
Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35	1,873,674	1,352,954
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	235,857	249,773
•#GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	378,322	401,227
•JPMorgan Mortgage Trust Series 2006-A2 3A3 5.558% 4/25/36	3,572,305	3,073,262
Lehman Mortgage Trust Series 2006-1 1A3 5.50% 2/25/36	397,959	295,023
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	175,611	178,827

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33		314,427	$305,089
Series 2005-6 7A1 5.318% 6/25/35		981,400	980,123
Series 2006-2 4A1 4.509% 2/25/36		780,408	677,552
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		659,147	665,580
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.53% 2/25/35		327,204	168,576
•Structured ARM Loan Trust Series 2004-3AC A2 2.852% 3/25/34		190,044	174,536
¿Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		781,257	811,361
Series 2004-CB3 1A 6.00% 10/25/34		41,779	43,538
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		1,628,520	1,504,063

Total Non-Agency Collateralized Mortgage Obligations (Cost $14,795,233)			13,548,179

rREGIONAL BONDS–1.49%
Australia–1.22%
New South Wales Treasury 6.00% 4/1/19	AUD	15,910,000	18,674,227
Queensland Treasury
6.00% 9/14/17	AUD	4,606,000	5,261,559
6.25% 6/14/19	AUD	20,852,000	24,586,807
Western Australia Treasury 7.00% 7/15/21	AUD	1,190,000	1,500,410

			50,023,003

Canada–0.27%
Province of Manitoba 1.75% 5/30/19		494,000	497,304
Province of Ontario
3.15% 6/2/22	CAD	8,648,000	8,778,648
4.00% 6/2/21	CAD	445,000	484,484
Province of Quebec 4.25% 12/1/21	CAD	1,288,000	1,418,388

			11,178,824

Total Regional Bonds (Cost $58,022,249)			61,201,827

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS–3.64%
Brazil–0.25%
Brazilian Government International
5.625% 1/7/41		5,582,000	$6,874,233
8.875% 10/14/19		2,406,000	3,422,535

			10,296,768

Canada–0.45%
Canadian Government
3.75% 6/1/19	CAD	4,928,000	5,567,108
4.00% 6/1/17	CAD	3,122,000	3,462,244
#Export Development Canada 144A 0.30% 3/7/13		9,500,000	9,497,520

			18,526,872

Chile–0.16%
Chile Government International 5.50% 8/5/20	CLP	3,139,500,000	6,715,364

			6,715,364

Colombia–0.11%
Colombia Government International 6.125% 1/18/41		3,428,000	4,473,540

			4,473,540

Finland–0.14%
Finland Government 4.00% 7/4/25	EUR	3,771,000	5,619,486

			5,619,486

Germany–0.01%
Deutschland Republic 2.50% 1/4/21	EUR	210,897	291,563

			291,563

Indonesia–0.25%
Indonesia Treasury
7.00% 5/15/22	IDR	33,786,000,000	3,831,935
11.00% 11/15/20	IDR	20,152,000,000	2,835,477
#Republic of Indonesia 144A 5.25% 1/17/42		3,516,000	3,696,195

			10,363,607

Mexico–0.26%
Mexican Bonos 8.50% 5/21/39	MXN	79,810,700	7,316,784
Mexico Government International 4.75% 3/8/44		3,006,000	3,246,480

			10,563,264

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Norway–0.72%
Norway Government
4.25% 5/19/17	NOK	12,774,000	$2,423,330
4.50% 5/22/19	NOK	61,296,000	12,184,806
5.00% 5/15/15	NOK	80,786,000	14,955,522

			29,563,658

Peru–0.05%
Peruvian Government International 5.625% 11/18/50		1,812,000	2,206,110

			2,206,110

Philippines–0.34%
Philippine Government International
5.00% 1/13/37		4,400,000	4,807,000
9.50% 10/21/24		5,867,000	8,917,840

			13,724,840

Poland–0.05%
Poland Government
5.00% 10/24/13	PLN	1,490,000	449,180
5.25% 10/25/17	PLN	5,164,000	1,584,298

			2,033,478

Russia–0.17%
Russian-Eurobond 7.50% 3/31/30		1,610,000	1,936,975
#VEB Finance 144A 6.025% 7/5/22		5,115,000	5,146,662

			7,083,637

Slovakia–0.01%
#Slovakia Government International 144A 4.375% 5/21/22		210,000	207,900

			207,900

South Africa–0.23%
South Africa Government Bond 8.00% 12/21/18	ZAR	71,723,000	9,299,351

			9,299,351

Sweden–0.00%
Sweden Government 3.00% 7/12/16	SEK	1,270,000	197,011

			197,011

United Kingdom–0.44%
United Kingdom Gilt
4.00% 3/7/22	GBP	3,602,712	6,780,878

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
United Kingdom (continued)
4.25% 12/7/27	GBP	2,880,000	$5,604,101
4.75% 3/7/20	GBP	2,812,000	5,488,217

			17,873,196

Total Sovereign Bonds (Cost $143,397,636)			149,039,645

SUPRANATIONAL BANKS–0.28%
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	620,000	95,192
3.375% 4/30/15	NOK	17,480,000	3,048,364
7.50% 7/30/14	NZD	9,690,000	8,468,272

Total Supranational Banks (Cost $10,712,721)			11,611,828

U.S. TREASURY OBLIGATIONS–11.64%
U.S. Treasury Bond 3.125% 2/15/42		48,920,000	52,550,793
U.S. Treasury Notes
0.375% 4/15/15		183,000	182,900
0.625% 5/31/17		17,135,000	17,058,698
0.75% 6/30/17		93,735,000	93,844,857
0.875% 4/30/17		4,760,000	4,796,819
1.75% 5/15/22		287,302,000	289,681,148
2.00% 11/15/21		1,068,000	1,107,466
3.125% 4/30/17		15,884,000	17,688,327

Total U.S. Treasury Obligations (Cost $474,374,608)			476,911,008

	Number of Shares
PREFERRED STOCK–0.39%
Alabama Power 5.625%		122,235	3,123,104
BB&T 5.85%		89,975	2,361,844
•PNC Financial Services Group
6.125%		90,000	2,371,500
8.25%		5,625,000	5,838,576
•US Bancorp 6.00%		86,000	2,354,680

Total Preferred Stock (Cost $14,867,783)			16,049,704

	Principal Amount°
SHORT-TERM INVESTMENTS–19.72%
Certificates of Deposit–2.81%
Bank of Montreal Chicago 0.12% 7/5/12		50,000,000	49,999,585
Bank of Nova Scotia Housing 0.18% 8/30/12		35,000,000	35,000,000

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
Certificates of Deposit (continued)
National Bank of Canada New York 0.58% 6/13/13	10,225,000	$10,179,831
US Bank National Association of Cincinnati 0.15% 7/23/12	20,000,000	20,000,134

		115,179,550

≠Discounted Commercial Paper–16.91%
Abbey National North America 0.17% 7/2/12	50,000,000	49,999,764
American Honda Finance
0.15% 8/7/12	25,000,000	24,996,146
0.16% 7/5/12	25,000,000	24,999,125
Archer Daniels Midland
0.10% 7/13/12	26,000,000	25,998,029
0.12% 7/25/12	30,000,000	29,994,864
Baker Hughes 0.13% 7/26/12	25,000,000	24,995,500
Bank of Nova Scotia New York 0.08% 7/2/12	20,000,000	19,999,956
Barclays US Funding 0.02% 7/2/12	55,000,000	54,999,969
BASF
0.17% 7/2/12	25,000,000	24,999,750
0.18% 8/9/12	10,000,000	9,998,633
0.25% 9/4/12	13,501,000	13,497,583
Brown University 0.17% 8/1/12	5,300,000	5,299,205
Catholic Health Initiatives 0.17% 9/12/12	10,750,000	10,745,077
Colgate-Palmolive 0.08% 7/12/12	49,200,000	49,198,578
Cornell University 0.16% 9/12/12	4,500,000	4,498,470
duPont (E.I.) deNemours 0.19% 9/10/12	44,250,000	44,229,450

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Emory University
0.17% 9/12/12	7,500,000	$7,499,850
0.17% 9/18/12	5,000,000	4,999,900
General Electric Capital
0.07% 7/2/12	25,000,000	24,999,951
0.24% 10/23/12	25,000,000	24,979,135
JPMorgan Chase 0.45% 10/25/12	25,000,000	24,979,733
Leland Stanford Junior University 0.15% 8/30/12	20,580,000	20,574,032
L’Oreal USA 0.13% 8/8/12	10,000,000	9,997,189
National Australia Funding 0.07% 7/2/12	50,000,000	49,999,902
Schlumberger Technology 0.17% 7/16/12	5,000,000	4,999,512
Toyota Motor Credit
0.04% 7/2/12	9,650,000	9,649,989
0.38% 8/13/12	17,500,000	17,496,938
Unilever Capital 0.45% 1/17/13	18,250,000	18,219,280
University of Chicago 0.16% 8/7/12	21,500,000	21,496,130
Yale University
0.13% 7/9/12	19,895,000	19,894,198
0.15% 8/1/12	14,250,000	14,246,996

		692,482,834

	Number of Shares
Money Market Mutual Fund–0.00%
Dreyfus Treasury & Agency Cash Management Fund	47,813	47,813

		47,813

Total Short-Term Investments (Cost $807,738,794)		807,710,197

TOTAL VALUE OF SECURITIES–113.38% (Cost $4,489,844,120)	4,645,359,425
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.38%)	(548,119,507)

NET ASSETS APPLICABLE TO 284,457,977 SHARES OUTSTANDING–100.00%	$4,097,239,918

NET ASSET VALUE–LVIP DELAWARE BOND FUND STANDARD CLASS ($1,781,171,651 / 123,541,112 Shares)	$14.418

NET ASSET VALUE–LVIP DELAWARE BOND FUND SERVICE CLASS ($2,316,068,267 / 160,916,865 Shares)	$14.393

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$3,774,034,761
Undistributed net investment income	39,343,271
Accumulated net realized gain on investments	127,891,491
Net unrealized appreciation of investments and derivatives	155,970,395

Total net assets	$4,097,239,918

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥	Fully or partially pledged as collateral for futures contracts.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $504,784,176, which represented 12.32% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

‡	Non income producing security. Security is currently in default.

r	Securities have been classified by country of origin.

≠	The rate shown is the effective yield at the time of purchase.

«

Of this amount, $974,298,133 represents payables for securities purchased, $387,012,365 represents receivables for securities sold as of June 30, 2012 and foreign currencies valued $9,869,658 with a cost of $9,618,386.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(1,410,132)	USD	1,373,342	7/13/12	$(68,369)
BAML	BRL	3,244,238	USD	(1,578,705)	7/13/12	31,976
BAML	CLP	(1,822,140,000)	USD	3,556,228	7/13/12	(85,649)
BAML	EUR	(18,175,645)	USD	22,858,963	7/13/12	(134,977)
BAML	HUF	(5,113,819,650)	USD	21,652,023	7/13/12	(940,675)
BAML	JPY	372,667,200	USD	(4,692,625)	7/13/12	(29,534)
BAML	MXN	(54,873,843)	USD	4,098,917	7/13/12	(7,469)
BAML	NZD	(9,015,642)	USD	6,774,038	7/13/12	(434,272)
BCLY	AUD	(4,722,836)	USD	4,603,018	7/13/12	(225,579)
BCLY	EUR	(755,366)	USD	951,292	7/13/12	(4,318)
BCLY	PLN	(19,624,486)	USD	5,740,000	7/13/12	(138,344)
CITI	EUR	(5,713,845)	USD	7,191,240	7/13/12	(37,324)
CITI	HUF	(1,341,601,590)	USD	5,740,000	7/13/12	(187,155)
GSC	BRL	18,019,510	USD	(8,690,808)	7/13/12	255,414
GSC	GBP	(5,520,699)	USD	8,661,976	7/13/12	16,306
HSBC	AUD	(6,275,429)	USD	6,285,469	7/3/12	(136,789)
HSBC	AUD	(15,321,403)	USD	14,939,900	7/13/12	(724,602)
HSBC	CAD	3,605,210	USD	(3,507,252)	7/13/12	32,919
HSBC	EUR	(453,301)	USD	570,344	7/13/12	(3,126)
HSBC	JPY	295,586,200	USD	(3,719,469)	7/13/12	(20,873)
HSBC	NOK	(14,080,714)	USD	2,346,707	7/13/12	(15,774)
JPMC	BRL	9,318,750	USD	(4,552,394)	7/13/12	74,125
JPMC	CAD	(4,744,482)	USD	4,619,749	7/13/12	(39,142)
JPMC	CHF	1,492,247	USD	(1,563,029)	7/13/12	9,018
JPMC	EUR	(1,608,035)	USD	2,023,229	7/13/12	(11,089)
JPMC	NOK	(22,329,753)	USD	3,715,124	7/13/12	(31,392)
MNB	GBP	33,480	USD	(51,941)	7/2/12	492
MNB	PLN	13,360	USD	(4,019)	7/2/12	(11)
MSC	BRL	10,218,201	USD	(5,000,211)	7/13/12	72,862
MSC	EUR	(4,488,910)	USD	5,652,260	7/13/12	(26,643)
MSC	JPY	(355,520,790)	USD	4,475,760	7/13/12	27,217
MSC	NOK	(3,377,021)	USD	561,935	7/13/12	(4,666)
MSC	PLN	(21,020,147)	USD	6,150,000	7/13/12	(146,401)
UBS	ZAR	(34,431,665)	USD	4,182,509	7/3/12	(30,304)

						$(2,964,148)

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
36 Long Gilt	$6,662,771	$6,715,374	9/26/12	$52,603

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	ITRAXX Europe Subordinate
	Financials 16.1 5 yr CDS	EUR 33,000,000	5.00%	6/20/17	2,369,092
	Japan
MSC	5 yr CDS	USD 3,800,000	1.00%	9/20/16	(66,997)
MSC	5 yr CDS	5,786,000	1.00%	3/20/17	(145,376)
	Kingdom of Belgium
MSC	5 yr CDS	8,236,000	1.00%	12/20/16	(301,813)
MSC	5 yr CDS	2,485,000	1.00%	3/20/17	(106,901)
MSC	5 yr CDS	5,634,000	1.00%	6/20/17	(92,923)
	Kingdom of Spain
MSC	5 yr CDS	6,210,000	1.00%	6/20/16	471,440
MSC	5 yr CDS	4,750,000	1.00%	9/20/16	196,379
MSC	5 yr CDS	16,252,000	1.00%	12/20/16	939,181
MSC	5 yr CDS	5,240,000	1.00%	3/20/17	236,579
MSC	5 yr CDS	3,580,000	1.00%	6/20/17	41,885
	Republic of France
MSC	5 yr CDS	12,101,000	0.25%	9/20/16	(97,598)
MSC	5 yr CDS	6,676,000	0.25%	12/20/16	(87,256)
MSC	5 yr CDS	11,290,000	0.25%	6/20/17	(126,251)
	Republic of Italy
MSC	5 yr CDS	2,485,000	1.00%	3/20/17	(40,202)

Total					$3,189,239

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CHF–Swiss Franc

CITI–Citigroup Global Markets

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

EUR–European Monetary Unit

FGIC–Insured by Financial Guaranty Insurance Company

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesia Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MASTR–Mortgage Asset Securitization Transaction, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NATL-RE–Insured by National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NZD–New Zealand Dollar

REMIC–Real Estate Mortgage Investment Conduit

PLN–Polish Zloty

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Statement of Asset & Liabilities

June 30, 2012 (Unaudited)

ASSETS:
Investments, at value	$3,837,649,228
Short-term investments, at value	807,710,197
Receivables for securities sold	387,012,365
Dividends and interest receivable	26,932,982
Foreign currencies	9,869,658
Unrealized gain on credit default swap contracts[1]	7,524,660
Receivables for fund shares sold	2,928,589
Unrealized gain on foreign currency exchange contracts	273,721
Cash	120,059

TOTAL ASSETS	5,080,021,459

LIABILITIES:
Payables for securities purchased	974,298,133
Unrealized loss on foreign currency exchange contracts	3,237,869
Payable for fund shares redeemed	3,098,437
Due to manager and affiliates	1,672,665
Other accrued expenses	233,307
Other liabilities	103,812
Annual protection payments on swap contracts	85,767
Variation margin payable on futures contracts	51,551

TOTAL LIABILITIES	982,781,541

TOTAL NET ASSETS	$4,097,239,918

Investments, at cost	$3,682,105,326
Short-term investments, at cost	807,738,794
Foreign currencies, at cost	9,618,386
[1]Including upfront payments received	4,335,421

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Delaware Bond Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$53,593,994
Dividends	388,458

53,982,452

EXPENSES:
Management fees	5,622,863
Distribution expenses-Service Class	3,825,997
Accounting and administration expenses	774,604
Reports and statements to shareholders	168,835
Trustees’ fees	43,515
Professional fees	41,796
Custodian fees	36,176
Pricing fees	30,158
Other	43,934

Total operating expenses	10,587,878

NET INVESTMENT INCOME	43,394,574

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	52,850,567
Futures contracts	(8,819,964)
Foreign currencies	197,090
Foreign currency exchange contracts	(993,345)
Options written	1,973,980
Swap contracts	(6,061,079)

Net realized gain	39,147,249

Net change in unrealized appreciation (depreciation) of:
Investments	43,028,770
Futures contracts	(65,343)
Foreign currencies	443,294
Foreign currency exchange contracts	(6,179,627)
Options written	(165,983)
Swap contracts	3,281,515

Net change in unrealized appreciation (depreciation)	40,342,626

NET REALIZED AND UNREALIZED GAIN	79,489,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,884,449

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$43,394,574	$87,940,029
Net realized gain	39,147,249	91,533,620
Net change in unrealized appreciation (depreciation)	40,342,626	42,470,089

Net increase in net assets resulting from operations	122,884,449	221,943,738

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(44,765,777)
Service Class	—	(58,985,428)
Net realized gain:
Standard Class	—	(32,334,170)
Service Class	—	(44,698,421)

	—	(180,783,796)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	532,847,555	329,245,085
Service Class	351,559,566	604,909,534
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	77,099,947
Service Class	—	103,683,849

	884,407,121	1,114,938,415

Cost of shares repurchased:
Standard Class	(101,645,730)	(360,627,685)
Service Class	(129,316,999)	(298,694,757)

	(230,962,729)	(659,322,442)

Increase in net assets derived from capital share transactions	653,444,392	455,615,973

NET INCREASE IN NET ASSETS	776,328,841	496,775,915
NET ASSETS:
Beginning of period	3,320,911,077	2,824,135,162

End of period (including undistributed (distributions in excess of) net investment income of $39,343,271 and $(5,022,048), respectively)	$4,097,239,918	$3,320,911,077

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$13.916	$13.695	$13.322	$11.676	$12.678	$12.640

Income (loss) from investment operations:
Net investment income[2]	0.187	0.427	0.514	0.655	0.603	0.648
Net realized and unrealized gain (loss)	0.315	0.611	0.617	1.553	(0.990)	0.032

Total from investment operations	0.502	1.038	1.131	2.208	(0.387)	0.680

Less dividends and distributions from:
Net investment income	—	(0.479)	(0.479)	(0.562)	(0.610)	(0.642)
Net realized gain	—	(0.338)	(0.279)	—	(0.005)	—

Total dividends and distributions	—	(0.817)	(0.758)	(0.562)	(0.615)	(0.642)

Net asset value, end of period	$14.418	$13.916	$13.695	$13.322	$11.676	$12.678

Total return[3]	3.61%	7.64%	8.49%	18.90%	(2.92% )	5.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,781,172	$1,301,203	$1,238,884	$1,139,218	$898,902	$992,363
Ratio of expenses to average net assets	0.38%	0.39%	0.39%	0.41%	0.40%	0.40%
Ratio of net investment income to average net assets	2.65%	3.03%	3.68%	5.13%	4.83%	5.06%
Portfolio turnover	226%	379%	312%	270%	261%	462%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$13.916	$13.697	$13.324	$11.682	$12.676	$12.640

Income (loss) from investment operations:
Net investment income[2]	0.162	0.377	0.465	0.610	0.559	0.616
Net realized and unrealized gain (loss)	0.315	0.610	0.617	1.549	(0.986)	0.030

Total from investment operations	0.477	0.987	1.082	2.159	(0.427)	0.646

Less dividends and distributions from:
Net investment income	—	(0.430)	(0.430)	(0.517)	(0.562)	(0.610)
Net realized gain	—	(0.338)	(0.279)	—	(0.005)	—

Total dividends and distributions	—	(0.768)	(0.709)	(0.517)	(0.567)	(0.610)

Net asset value, end of period	$14.393	$13.916	$13.697	$13.324	$11.682	$12.676

Total return[3]	3.43%	7.26%	8.12%	18.48%	(3.26% )	5.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,316,068	$2,019,708	$1,585,251	$1,068,928	$652,550	$589,154
Ratio of expenses to average net assets	0.73%	0.74%	0.74%	0.76%	0.75%	0.65%
Ratio of net investment income to average net assets	2.30%	2.68%	3.33%	4.78%	4.48%	4.81%
Portfolio turnover	226%	379%	312%	270%	261%	462%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income consistent with a prudent investment strategy.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (Sub-Advisor), a series of Delaware Management Business Trust is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $142,517 and $18,511, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$1,006,500
Distribution fees payable to LFD	666,165

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $5,641,506,484 and sales of $4,921,266,496 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2012, the Fund made purchases of $2,521,976,528 and sales of $2,702,343,525 of long-term U.S. government securities.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $4,491,655,032. At June 30, 2012, net unrealized appreciation was $153,704,393, of which $170,093,403 related to unrealized appreciation of investments and $16,389,010 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$1,371,830,191	$11,559,871	$1,383,390,062
Corporate Debt	—	1,600,444,849	—	1,600,444,849
Foreign Debt	—	221,853,300	—	221,853,300
Municipal Bonds	—	139,000,305	—	139,000,305
U.S. Treasury Obligations	—	476,911,008	—	476,911,008
Short-Term Investments	47,813	807,662,384	—	807,710,197
Preferred Stock	10,211,128	5,838,576	—	16,049,704

Total	$10,258,941	$4,623,540,613	$11,559,871	$4,645,359,425

Foreign Currency Exchange Contracts	$—	$(2,964,148)	$—	$(2,964,148)

Futures Contracts	$52,603	$—	$—	$52,603

Swap Contracts	$—	$3,189,239	$—	$3,189,239

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim or end of the period in relation to net assets. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency, Asset- and Mortgage- Backed Securities
Balance as of 12/31/11	$5,801,279
Purchases	9,587,121
Sales	(66,639)
Net realized gain	741
Transfer out of Level 3	(3,837,912)
Net change in unrealized appreciation (depreciation)	75,281

Balance as of 6/30/12	$11,559,871

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/12	$10,469

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

for the transfers and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $3,837,912 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for investment that had been utilizing a broker quoted prices.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments or Level 2 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$172,909,303
Long-term capital gains	7,874,493

Total	$180,783,796

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,774,034,761
Undistributed ordinary income	131,098,285
Undistributed long-term capital gains	44,188,245
Other temporary differences	(2,952,925)
Unrealized appreciation	150,871,552

Net assets	$4,097,239,918

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, tax treatment of CDS contracts, mark-to-market of futures contracts and mark-to-market of foreign currency exchange contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and paydown gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Gain
$970,745	$(970,745)

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	37,225,025	23,182,785
Service Class	24,874,137	43,160,241
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,510,663
Service Class	—	7,416,178

	62,099,162	79,269,867

Shares repurchased:
Standard Class	(7,189,894)	(25,651,335)
Service Class	(9,092,929)	(21,181,522)

	(16,282,823)	(46,832,857)

Net increase	45,816,339	32,437,010

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration

LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended June 30, 2012 for the Fund were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2011	371	$396,202
Options written	5,086	3,234,389
Options expired	(814)	(927,279)
Options terminated in closing purchase transactions	(4,643)	(2,703,312)

Options outstanding at June 30, 2012	—	$—

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps.    A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, net unrealized appreciation of CDS contracts was $3,189,239. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 33,000,000 and USD 94,525,000 less the value of the contracts’ related reference obligations. The Fund has received $8,830,000 in securities as collateral for open swap contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.    Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Delaware Bond Fund–28

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2012 were as follows:

	Asset Derivatives			Liabilities Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$273,721		Unrealized loss on foreign currency exchange contracts	$(3,237,869)
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	52,603	*	Variation margin payable on futures contracts	—
Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	3,189,239		Unrealized loss on credit default swap contracts	—

Total		$3,515,563			$(3,237,869)

*	Includes cumulative appreciation on futures contracts from the date the contracts are opened through June 30, 2012. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currencies	$(993,345)	$(6,179,627)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(8,819,964)	(65,343)
Interest rate contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	1,973,980	(165,983)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(6,061,079)	3,281,515

Total		$(13,900,408)	$(3,129,438)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	44,817,946	USD	146,162,091
Futures contracts (average notional value)		30,134,763		95,784,197
Options contracts (average notional value)		138,500		525,972
Swap contracts (average notional value)	EUR	—	EUR	32,064,000
Swap contracts (average notional value)	USD	—	USD	76,598,320

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Delaware Bond Fund–29

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

8. Credit and Market Risk (continued)

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of June 30, 2012, there were no Section 4(2) securities and no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund–30

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified

Floating Rate Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified Floating Rate Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,019.30	0.70%	$3.51
Service Class Shares	1,000.00	1,018.00	0.95%	4.77
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.38	0.70%	$3.52
Service Class Shares	1,000.00	1,020.14	0.95%	4.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Security Type/Sector Allocation

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.41%
Commercial Mortgage-Backed Securities	0.60%
Convertible Bonds	1.42%
Corporate Bonds	66.10%
Aerospace & Defense	1.21%
Automobiles & Automotive Parts	1.91%
Beverages	3.91%
Biotechnology	0.43%
Building & Materials	1.64%
Capital Markets	0.78%
Chemicals	2.01%
Commercial Banks	9.04%
Commercial Services & Supplies	0.52%
Communications Equipment	0.47%
Computers & Peripherals	1.01%
Construction & Engineering	0.18%
Consumer Finance	1.08%
Diversified Financial Services	3.66%
Diversified Telecommunication Services	2.89%
Electric Utilities	6.06%
Energy Equipment & Services	2.61%
Food & Stapling Retailing	0.13%
Food Products	2.43%
Gas Utilities	0.06%
Health Care Equipment & Supplies	0.37%
Health Care Providers & Services	1.32%
Hotel, Restaurants & Leisure	0.05%
Household Durables	0.53%
Industrial Conglomerates	0.11%
Insurance	3.46%
Internet & Catalog Retail	0.17%
IT Services	0.32%
Life Sciences Tools & Services	0.19%
Machinery	0.07%
Media	1.58%
Metals & Mining	1.52%
Multiline Retail	0.87%
Multi-Utilities	2.09%
Office Electronics	0.42%
Oil, Gas & Consumable Fuels	3.80%
Paper & Forest Products	0.86%
Real Estate Investment Trusts	2.36%
Road & Rail	0.10%
Semiconductors & Semiconductor Equipment	0.96%
Software	0.09%
Specialty Retail	0.13%
Textiles, Apparel & Luxury Goods	0.37%

Security Type/Sector	Percentage of Net Assets
Tobacco	0.17%
Wireless Telecommunication Services	2.16%
Municipal Bonds	2.82%
Non-Agency Asset-Backed Securities	10.38%
Regional Bond	0.35%
Senior Secured Loans	10.28%
Sovereign Bonds	1.13%
Preferred Stock	0.15%
Short-Term Investment	4.83%
Total Value of Securities	100.47%
Liabilities Net of Receivables and Other Assets	(0.47%)
Total Net Assets	100.00%

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.41%
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	8,280	$9,638
•Series 2005-106 QF 0.755% 12/25/35	3,209,593	3,218,381
•Series 2006-40 F 0.545% 5/25/36	470,260	469,932
•Freddie Mac REMICs Series 3152 JF 0.692% 8/15/35	522,982	523,889
Series 3311 VF 0.482% 5/15/37	756,019	754,459
Series 3780 LF 0.642% 3/15/29	100,272	100,097
Series 3800 AF 0.742% 2/15/41	1,395,115	1,398,126
•GNMA Series 2010-46 MF 0.643% 5/16/34	706,374	708,492

Total Agency Collateralized Mortgage Obligations (Cost $7,162,886)		7,183,014

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.60%
•#American Tower Trust Series 2007-1A AFL 144A 0.432% 4/15/37	1,125,000	1,100,914
•#GS Mortgage Securities II Series 2011-GC3 C 144A 5.728% 3/10/44	350,000	345,678
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	300,000	329,316

Total Commercial Mortgage-Backed Securities (Cost $1,743,655)		1,775,908

CONVERTIBLE BONDS–1.42%
Advanced Micro Devices 5.75% exercise price $20.13, expiration date 8/15/12	704,000	709,280
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	410,000	414,100
Health Care REIT 3.00% exercise price $51.02, expiration date 11/30/29	390,000	463,613
L-3 Communications Holdings 3.00% exercise price $95.46, expiration date 8/1/35	815,000	798,699

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	410,000	$425,375
Live Nation Entertainment 2.875% exercise price $27.15, expiration date 7/14/27	705,000	675,038
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	45,000	77,625
PHH 4.00% exercise price $25.80, expiration date 9/1/14	650,000	649,188
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	9,000	9,450

Total Convertible Bonds (Cost $4,098,950)		4,222,368

CORPORATE BONDS–66.10%
Aerospace & Defense–1.21%
Embraer 5.15% 6/15/22	320,000	329,280
•United Technologies 0.967% 6/1/15	3,250,000	3,287,746

		3,617,026

Automobiles & Automotive Parts–1.91%
•#Daimler Finance North America 144A 1.668% 9/13/13	1,260,000	1,267,898
Delphi 6.125% 5/15/21	1,200,000	1,317,000
•Johnson Controls 0.876% 2/4/14	2,000,000	2,007,357
•#Volkswagen International Finance 144A 1.218% 3/21/14	1,100,000	1,100,965

		5,693,220

Beverages–3.91%
•Anheuser-Busch Inbev Worldwide 0.827% 7/14/14	2,200,000	2,213,620
1.016% 1/27/14	1,053,000	1,062,084
1.192% 3/26/13	950,000	955,166
•Coca-Cola Enterprises 0.767% 2/18/14	2,330,000	2,335,222
#Heineken 144A 3.40% 4/1/22	420,000	431,043
Molson Coors Brewing 3.50% 5/1/22	235,000	241,795
PepsiCo 4.50% 1/15/20	2,000,000	2,279,538
#Pernod-Ricard 144A 2.95% 1/15/17	400,000	405,326
4.45% 1/15/22	550,000	570,989

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
#SABMiller Holdings 144A 3.75% 1/15/22	1,110,000	$1,182,806

		11,677,589

Biotechnology–0.43%
Amgen 4.10% 6/15/21	505,000	542,747
Genzyme 3.625% 6/15/15	700,000	751,511

		1,294,258

Building & Materials–1.64%
•Danaher 0.718% 6/21/13	3,135,000	3,145,318
•Eaton 0.798% 6/16/14	1,750,000	1,756,368

		4,901,686

Capital Markets–0.78%
Goldman Sachs Group 3.30% 5/3/15	1,105,000	1,105,588
5.75% 1/24/22	200,000	211,510
Lazard Group 6.85% 6/15/17	915,000	1,005,262

		2,322,360

Chemicals–2.01%
CF Industries 6.875% 5/1/18	85,000	101,044
7.125% 5/1/20	500,000	610,000
Dow Chemical 8.55% 5/15/19	475,000	632,651
•duPont (E.I.) deNemours 0.888% 3/25/14	3,140,000	3,167,007
Eastman Chemical 3.60% 8/15/22	555,000	567,233
#LyondellBasell Industries 144A 5.75% 4/15/24	840,000	903,000

		5,980,935

Commercial Banks–9.04%
•Abbey National Treasury Services 2.046% 4/25/14	1,360,000	1,302,056
American Express Bank FSB 5.55% 10/17/12	500,000	507,041
•#Australia & New Zealand Banking Group 144A 1.209% 1/10/14	675,000	675,483
Bank of America
•1.886% 1/30/14	710,000	702,910
3.75% 7/12/16	400,000	403,627
3.875% 3/22/17	535,000	545,587
•Bank of Montreal 0.936% 4/29/14	1,125,000	1,129,323

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
•Bank of New York Mellon 1.317% 11/24/14	500,000	$505,691
•Barclays Bank 1.509% 1/13/14	555,000	555,837
•Branch Banking & Trust 0.767% 5/23/17	980,000	908,182
0.788% 9/13/16	1,755,000	1,660,748
•Capital One Financial 1.617% 7/15/14	1,070,000	1,063,951
•#CoBank 144A 1.068% 6/15/22	425,000	339,968
Fifth Third Bancorp 3.50% 3/15/22	115,000	116,452
•Fifth Third Bank 0.576% 5/17/13	1,545,000	1,539,752
•Fifth Third Capital Trust IV 6.50% 4/15/37	100,000	99,750
#HSBC Bank 144A 4.75% 1/19/21	340,000	371,263
HSBC Holdings 4.00% 3/30/22	395,000	410,994
JPMorgan Chase Bank 4.35% 8/15/21	325,000	343,651
4.50% 1/24/22	240,000	259,038
KeyCorp 5.10% 3/24/21	950,000	1,061,431
Lloyds TSB Bank 4.20% 3/28/17	450,000	464,675
•#National Australia Bank 144A 0.969% 7/8/14	250,000	252,295
1.189% 4/11/14	1,110,000	1,111,129
•National City Bank 0.838% 6/7/17	1,610,000	1,508,315
•PNC Funding 0.666% 1/31/14	870,000	866,172
Regions Financial 5.75% 6/15/15	385,000	405,213
•#Standard Chartered 144A 1.417% 5/12/14	1,300,000	1,299,474
•SunTrust Bank 0.757% 8/24/15	1,415,000	1,321,664
SVB Financial Group 5.375% 9/15/20	310,000	335,460
•#Swedbank 144A 0.917% 1/14/13	600,000	600,172
•USB Capital IX 3.50% 10/29/49	525,000	404,749
•Wachovia 0.837% 10/15/16	2,449,000	2,330,171
Zions Bancorp 4.50% 3/27/17	200,000	201,294
7.75% 9/23/14	1,260,000	1,367,231

		26,970,749

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.52%
#ADT 144A 3.50% 7/15/22	380,000	$382,077
International Lease Finance 5.875% 4/1/19	105,000	105,246
6.25% 5/15/19	796,000	811,124
Republic Services 3.55% 6/1/22	235,000	238,034

		1,536,481

Communications Equipment–0.47%
Motorola Solutions 3.75% 5/15/22	1,425,000	1,408,164

		1,408,164

Computers & Peripherals–1.01%
•Hewlett-Packard 0.747% 5/24/13	1,490,000	1,487,142
International Business Machines 1.25% 2/6/17	985,000	988,682
#Seagate Technology International 144A 10.00% 5/1/14	469,000	522,935

		2,998,759

Construction & Engineering–0.18%
ABB Finance USA 2.875% 5/8/22	335,000	339,595
#URS 144A 5.00% 4/1/22	200,000	197,930

		537,525

Consumer Finance–1.08%
Ford Motor Credit 3.00% 6/12/17	1,400,000	1,393,874
•PACCAR Financial 0.718% 6/5/14	1,830,000	1,835,969

		3,229,843

Diversified Financial Services–3.66%
•#American Honda Finance 144A 0.844% 6/18/14	2,500,000	2,499,999
•Caterpillar Financial Services 0.627% 2/22/13	750,000	751,919
#CDP Financial 144A 4.40% 11/25/19	600,000	679,274
Citigroup 4.50% 1/14/22	245,000	253,539
#ERAC USA Finance 144A 5.25% 10/1/20	730,000	814,347
General Electric Capital 2.30% 4/27/17	950,000	957,508

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
#144A 3.80% 6/18/19	250,000	$252,649
•7.125% 12/15/49	300,000	318,113
#Hyundai Capital America 144A 4.00% 6/8/17	200,000	207,157
#Hyundai Capital Services 144A 3.50% 9/13/17	200,000	201,925
John Deere Capital
•0.617% 7/15/13	500,000	501,566
•0.699% 4/25/14	1,500,000	1,502,162
2.80% 1/27/23	235,000	236,388
•National Rural Utilities Cooperative Finance 0.719% 4/4/14	1,750,000	1,753,349

		10,929,895

Diversified Telecommunication Services–2.89%
•British Telecommunications 1.593% 12/20/13	2,000,000	2,012,344
CenturyLink 5.80% 3/15/22	1,395,000	1,391,278
#Deutsche Telekom International Finance 144A 2.25% 3/6/17	450,000	445,142
3.125% 4/11/16	980,000	1,014,519
Qwest 6.75% 12/1/21	165,000	185,984
•Telefonica Emisiones 0.796% 2/4/13	1,040,000	1,019,382
Verizon Communications 2.00% 11/1/16	855,000	875,856
3.50% 11/1/21	1,080,000	1,152,136
6.10% 4/15/18	425,000	518,424

		8,615,065

Electric Utilities–6.06%
#American Transmission Systems 144A 5.25% 1/15/22	1,040,000	1,174,227
Baltimore Gas & Electric 3.50% 11/15/21	245,000	259,342
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21	720,000	790,560
CMS Energy
•1.417% 1/15/13	1,846,000	1,850,633
5.05% 3/15/22	200,000	208,448
Commonwealth Edison 1.95% 9/1/16	1,600,000	1,638,918
Consumers Energy 2.85% 5/15/22	235,000	239,562
Detroit Edison 2.65% 6/15/22	150,000	151,244
•DTE Energy 1.17% 6/3/13	2,100,000	2,103,974

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
•Georgia Power
0.737% 1/15/13	1,000,000	$1,001,152
0.788% 3/15/13	790,000	790,932
Great Plains Energy 5.292% 6/15/22	430,000	464,752
#Instituto Costarricense de Electricidad 144A 6.95% 11/10/21	279,000	287,515
LG&E & KU Energy 3.75% 11/15/20	980,000	1,005,828
•NextEra Energy Capital Holdings
0.866% 11/9/12	1,515,000	1,513,670
6.35% 10/1/66	1,000,000	1,020,940
•Northeast Utilities 1.218% 9/20/13	1,100,000	1,104,799
PacifiCorp 2.95% 2/1/22	1,050,000	1,080,499
PPL Capital Funding
4.20% 6/15/22	110,000	110,576
•6.70% 3/30/67	200,000	199,950
•Southern California Edison 0.918% 9/15/14	1,060,000	1,065,067

		18,062,588

Energy Equipment & Services–2.61%
•BP Capital Markets 1.068% 3/11/14	1,955,000	1,969,527
Noble Holding International 3.05% 3/1/16	450,000	466,150
Petrohawk Energy 7.875% 6/1/15	1,100,000	1,144,257
•#Schlumberger Investment 144A 1.018% 9/12/14	970,000	971,453
•Total Capital Canada 0.846% 1/17/14	1,405,000	1,412,177
Transocean
5.05% 12/15/16	620,000	673,151
6.375% 12/15/21	120,000	137,501
Weatherford International 4.50% 4/15/22	970,000	996,077

		7,770,293

Food & Staples Retailing–0.13%
Safeway 4.75% 12/1/21	405,000	402,405

		402,405

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products–2.43%
#Brasil Foods 144A 5.875% 6/6/22	650,000	$671,125
•General Mills 0.816% 5/16/14	2,775,000	2,781,940
Kraft Foods
•1.344% 7/10/13	750,000	752,933
5.375% 2/10/20	850,000	1,007,456
#Kraft Foods Group 144A 2.25% 6/5/17	810,000	830,305
3.50% 6/6/22	500,000	514,154
Tyson Foods 4.50% 6/15/22	655,000	677,925

		7,235,838

Gas Utilities–0.06%
Southwest Gas 3.875% 4/1/22	175,000	184,819

		184,819

Health Care Equipment & Supplies–0.37%
•DENTSPLY International 1.967% 8/15/13	1,100,000	1,106,434

		1,106,434

Health Care Providers & Services–1.32%
Cardinal Health
1.90% 6/15/17	105,000	105,911
3.20% 6/15/22	225,000	228,351
•Quest Diagnostics 1.318% 3/24/14	2,580,000	2,602,505
WellPoint 3.125% 5/15/22	1,000,000	1,010,145

		3,946,912

Hotels, Restaurants & Leisure–0.05%
Wyndham Worldwide 4.25% 3/1/22	155,000	156,377

		156,377

Household Durables–0.53%
Energizer Holdings 4.70% 5/24/22	735,000	768,389
Koninklijke Philips Electronics 3.75% 3/15/22	780,000	811,190

		1,579,579

Industrial Conglomerates–0.11%
Tyco Electronics Group 1.60% 2/3/15	265,000	266,276
3.50% 2/3/22	60,000	59,926

		326,202

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance–3.46%
Alleghany 4.95% 6/27/22	225,000	$229,706
American International Group 4.875% 6/1/22	125,000	128,153
8.25% 8/15/18	250,000	302,543
•Berkshire Hathaway Finance 0.799% 1/10/14	1,480,000	1,484,892
•Chubb 6.375% 3/29/67	1,045,000	1,084,188
#Liberty Mutual Group 144A 4.95% 5/1/22	1,105,000	1,100,260
•#MassMutual Global Funding II 144A 0.847% 1/14/14	400,000	400,223
0.961% 9/27/13	550,000	552,281
•#MetLife Institutional Funding II 144A 1.368% 4/4/14	3,150,000	3,166,915
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	104,042
#New York Life Global Funding 144A
•0.728% 4/4/14	765,000	764,735
1.65% 5/15/17	1,000,000	998,320

		10,316,258

Internet & Catalog Retail–0.17%
#QVC 144A 5.125% 7/2/22	500,000	511,381

		511,381

IT Services–0.32%
•Western Union 1.048% 3/7/13	940,000	944,123

		944,123

Life Sciences Tools & Services–0.19%
Thermo Fisher Scientific 3.20% 5/1/15	525,000	558,585

		558,585

Machinery–0.07%
Caterpillar 2.60% 6/26/22	215,000	214,905

		214,905

Media–1.58%
#COX Communications 144A 6.25% 6/1/18	350,000	412,043
DIRECTV Holdings 3.80% 3/15/22	1,250,000	1,266,667
Historic TW 6.875% 6/15/18	430,000	530,475

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Interpublic Group of Cos 4.00% 3/15/22	460,000	$467,938
NBCUniversal Media 5.15% 4/30/20	450,000	517,478
Time Warner 3.40% 6/15/22	140,000	141,473
Time Warner Cable 8.25% 4/1/19	400,000	523,388
#Vivendi 144A 6.625% 4/4/18	775,000	857,683

		4,717,145

Metals & Mining–1.52%
Alcoa 5.40% 4/15/21	640,000	638,396
#Anglo American Capital 144A 2.625% 4/3/17	415,000	414,526
ArcelorMittal
6.25% 2/25/22	1,200,000	1,177,384
9.85% 6/1/19	530,000	631,536
Barrick Gold 3.85% 4/1/22	490,000	508,338
Barrick North America Finance 4.40% 5/30/21	155,000	167,373
BHP Billiton Finance USA 3.25% 11/21/21	155,000	162,084
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	555,000	547,158
Teck Resources 4.75% 1/15/22	260,000	279,910

		4,526,705

Multiline Retail–0.87%
Dollar General 4.125% 7/15/17	75,000	76,406
Macy’s Retail Holdings 3.875% 1/15/22	490,000	516,178
•Target 0.636% 7/18/14	2,000,000	2,006,901

		2,599,485

Multi-Utilities–2.09%
Ameren Illinois 9.75% 11/15/18	385,000	519,924
CenterPoint Energy 6.50% 5/1/18	850,000	1,010,499
•Integrys Energy Group 6.11% 12/1/66	375,000	375,377
SCANA 4.125% 2/1/22	745,000	753,213
•Sempra Energy 1.228% 3/15/14	2,675,000	2,681,764

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
•Wisconsin Energy 6.25% 5/15/67	856,000	$891,169

		6,231,946

Office Electronics–0.42%
Xerox
•1.868% 9/13/13	1,200,000	1,208,818
6.35% 5/15/18	40,000	46,693

		1,255,511

Oil, Gas & Consumable Fuels–3.80%
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	373,101
El Paso Pipeline Partners Operating 6.50% 4/1/20	860,000	1,002,396
•Enbridge Energy Partners 8.05% 10/1/37	1,090,000	1,182,143
Enterprise Products Operating
3.20% 2/1/16	50,000	52,418
•7.034% 1/15/68	1,010,000	1,081,938
Kinder Morgan Energy Partners
3.95% 9/1/22	600,000	609,107
6.00% 2/1/17	775,000	895,990
Occidental Petroleum 2.70% 2/15/23	435,000	438,722
•#Pemex Project Funding Master Trust 144A 1.067% 12/3/12	1,200,000	1,197,600
Petrobras International Finance 5.375% 1/27/21	727,000	787,175
Pioneer Natural Resources 3.95% 7/15/22	250,000	251,110
Plains All American Pipeline 5.00% 2/1/21	640,000	724,474
•TransCanada PipeLines 6.35% 5/15/67	1,485,000	1,530,770
Williams Partners 7.25% 2/1/17	575,000	689,656
#Woodside Finance 144A 8.125% 3/1/14	475,000	521,789

		11,338,389

Paper & Forest Products–0.86%
Domtar 4.40% 4/1/22	160,000	157,067
Georgia-Pacific 8.00% 1/15/24	605,000	809,741
International Paper 4.75% 2/15/22	1,450,000	1,585,746

		2,552,554

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts–2.36%
Alexandria Real Estate Equities 4.60% 4/1/22	725,000	$743,747
American Tower
4.70% 3/15/22	970,000	997,721
5.90% 11/1/21	865,000	964,335
Boston Properties 3.85% 2/1/23	325,000	328,748
DDR 4.625% 7/15/22	115,000	113,722
Digital Realty Trust 5.25% 3/15/21	1,300,000	1,386,289
#Host Hotels & Resorts 144A 5.25% 3/15/22	545,000	561,350
Liberty Property 4.125% 6/15/22	195,000	197,179
Mack-Cali Realty 4.50% 4/18/22	265,000	272,437
UDR 4.625% 1/10/22	255,000	270,591
•#USB Realty 144A 1.614% 12/22/49	1,600,000	1,188,624

		7,024,743

Road & Rail–0.10%
#Penske Truck Leasing 144A 3.75% 5/11/17	305,000	307,740

		307,740

Semiconductors & Semiconductor Equipment–0.96%
National Semiconductor 6.60% 6/15/17	500,000	618,763
#Samsung Electronics America 144A 1.75% 4/10/17	400,000	399,418
•Texas Instruments 0.647% 5/15/13	1,850,000	1,856,360

		2,874,541

Software–0.09%
Symantec 2.75% 6/15/17	260,000	261,463

		261,463

Specialty Retail–0.13%
Lowe’s 3.12% 4/15/22	385,000	394,753

		394,753

Textiles, Apparel & Luxury Goods–0.37%
•VF 1.217% 8/23/13	1,100,000	1,100,375

		1,100,375

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco–0.17%
#BAT International Finance 144A 3.25% 6/7/22	505,000	$500,126

		500,126

Wireless Telecommunication Services–2.16%
#Crown Castle Towers 144A 4.883% 8/15/20	3,500,000	3,806,435
•#VimpelCom Holdings 144A 4.461% 6/29/14	1,030,000	1,010,864
Virgin Media Secured Finance 6.50% 1/15/18	1,500,000	1,638,750

		6,456,049

Total Corporate Bonds (Cost $194,201,035)		197,171,779

MUNICIPAL BONDS–2.82%
•Kentucky Higher Education Student Loan Revenue Series 1 Class A-1 0.966% 5/1/20	290,000	289,455
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.317% 8/27/29	690,009	693,556
•New Jersey Economic Development Authority Revenue (Building America Bonds) 1.468% 6/15/13	525,000	525,551
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.667% 12/1/38	580,000	569,166
•North Texas Higher Education Authority Student Loan Revenue (Libor Floating) Series 1 1.568% 4/1/40	705,218	708,807
Series 1 Class A-2 1.368% 7/1/30	925,000	908,840
•Oklahoma Student Loan Authority Revenue (Libor-Indexed)
Series 1 1.617% 6/1/40	2,292,136	2,307,540
Series A-2A 1.667% 9/1/37	655,000	640,714
•State of Connecticut Series A 1.73% 3/1/21	1,750,000	1,768,270

Total Municipal Bonds (Cost $8,412,363)		8,411,899

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–10.38%
•Ally Master Owner Trust Series 2010-4 A 1.312% 8/15/17		650,000	$658,333
•American Express Credit Account Master Trust
Series 2008-6 A 1.442% 2/15/18		2,500,000	2,583,307
Series 2011-2 A 0.362% 6/15/16		700,000	700,189
•#Avenue Fund Series 2007-6A A1 144A 0.691% 7/17/19		1,193,844	1,134,833
•#Babson Series 2005-3A A 144A 0.716% 11/10/19		967,124	922,966
•Bank of America Credit Card Trust Series 2007-A6 A6 0.302% 9/15/16		1,106,500	1,105,332
•Capital One Multi-Asset Execution Trust Series 2006-A8 A8 0.272% 4/15/16		390,000	389,921
•#Centurion VII Series 2004-7A A2 144A 0.866% 1/30/16		409,136	404,263
•Citibank Credit Card Issuance Trust Series 2008-A6 A6 1.444% 5/22/17		400,000	411,765
•#CNH Wholesale Master Note Trust 144A
Series 2009-1A A 1.942% 7/15/15		1,500,000	1,501,166
Series 2011-1A A 1.042% 12/15/15		1,276,000	1,279,748
•Discover Card Master Trust Series 2010-A1 A1 0.892% 9/15/15		806,000	809,065
Series 2011-A1 A1 0.592% 8/15/16		1,300,000	1,305,811
•Discover Card Master Trust I Series 2005-4 A2 0.332% 6/16/15		444,000	444,061
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17		200,000	200,059
•#Flagship Series 2005-4A AFUN 144A 0.717% 6/1/17		1,250,000	1,160,613
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	100,192
•#Ford Credit Floorplan Master Owner Trust Series 2010-3 A2 144A 1.942% 2/15/17		1,015,000	1,047,780

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•GE Capital Credit Card Master Note Trust Series 2011-1 A 0.792% 1/15/17	1,700,000	$1,709,820
Series 2011-3 A 0.472% 9/15/16	1,245,000	1,244,990
•#LCM Series 6A A 144A 0.697% 5/28/19	999,000	943,016
•MBNA Credit Card Master Note Trust Series 2006-A5 A5 0.302% 10/15/15	1,000,000	999,994
•#NYLIM Flatiron Series 2006-1A A2A 144A 0.686% 8/8/20	500,000	478,010
•#Penarth Master Issuer Series 2011-2A A1 144A 0.993% 11/18/15	820,000	821,163
•#PFS Financing Series 2010-DA A 144A 1.692% 2/15/15	1,000,000	1,004,427
#Porsche Financial Auto Securitization Trust Series 2011-1 A4 144A 1.19% 12/17/18	3,000,000	3,024,182
•#Textainer Marine Containers Series 2005-1A A 144A 0.49% 5/15/20	2,041,667	1,984,071
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.642% 10/15/15	205,000	205,677
•#Victoria Falls Series 2005-1A A2 144A 0.796% 2/17/17	393,945	383,348
•#Volkswagen Credit Auto Master Trust Series 2011-1A Note 144A 1.071% 9/20/16	2,000,000	2,014,097

Total Non-Agency Asset-Backed Securities (Cost $30,982,228)		30,972,199

ΔREGIONAL BOND–0.35%
Canada–0.35%
Province of Nova Scotia 2.375% 7/21/15	1,000,000	1,046,509

Total Regional Bond (Cost $1,045,164)		1,046,509

«SENIOR SECURED LOANS–10.28%
Alliance HealthCare Services 7.25% 6/1/16	219,157	205,185

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Anchor Glass Container 6.00% 2/3/16	74,438	$74,717
Ashland Tranche B 3.75% 5/31/18	494,650	496,223
Aspect Software Tranche B 6.25% 5/7/16	119,450	118,823
Avis Budget Group Tranche B 6.25% 6/13/18	1,246,143	1,249,483
Bausch & Lomb Term Loan B 4.75% 4/17/19	1,515,000	1,509,319
BNY ConvergEx Group 8.75% 11/29/17	88,674	84,240
8.75% 12/16/17	211,327	200,760
Brickman Group Holdings Tranche B1 5.50% 10/14/16	369,387	370,312
Brock Holdings III 10.00% 2/15/18	285,000	282,150
Tranche B 6.00% 2/15/17	473,764	473,070
Burlington Coat Factory 5.75% 5/1/17	343,983	342,884
Caesars Entertainment Tranche B6 5.494% 1/28/18	633,000	565,348
Cengage Learning Acquisitions 7.50% 7/7/14	318,555	305,115
Chesapeake Energy 8.50% 12/2/17	200,000	198,603
Chrysler Group 6.00% 4/28/17	1,220,086	1,230,762
Clear Channel Communication Tranche A 3.639% 7/30/14	1,078,336	987,572
Covanta Energy Tranche B 4.00% 3/1/19	448,875	448,314
Datatel Tranche B 6.25% 6/5/18	184,538	185,941
DaVita Tranche B 4.50% 10/20/16	760,000	760,756
Delos Aircraft 4.75% 3/17/16	250,000	251,146
Delta Air Lines Tranche B 5.50% 3/29/17	887,791	888,071
Dynegy 9.25% 8/5/16	248,125	258,449
Emdeon Tranche B 5.00% 11/2/18	398,003	398,605
Endo Pharmaceutical Holdings Tranche B 4.00% 4/14/18	333,214	334,047
First Data 5.00% 3/24/17	1,305,209	1,247,290
Frac Tech International Tranche B 6.25% 4/19/16	706,107	646,889
Generac Power Systems Tranche B 6.25% 5/8/13	400,000	399,626

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
GenOn Energy Tranche B 6.00% 6/20/17	280,013	$278,176
Goodman Global Tranche B 5.75% 10/28/16	148,933	149,221
Houghton International Tranche B 6.75% 1/11/16	393,285	396,234
IASIS Healthcare Tranche B 5.00% 4/18/18	630,380	620,136
Immucor Tranche B 7.25% 7/2/18	456,550	459,833
Ineos US Finance 5.50% 5/4/15	498,750	503,114
Intelsat Jackson Holdings 5.25% 4/3/18	550,000	550,514
Kinetic Concepts Tranche B 7.00% 1/12/18	796,000	803,960
Kronos 1st Lien 6.25% 12/11/17	263,675	263,566
Lawson Software Term Loan B 6.25% 3/16/18	580,000	583,941
Level 3 Financing 5.75% 9/1/18	65,000	65,112
Tranche B 5.75% 4/11/18	610,000	611,049
Lord & Taylor 5.75% 12/2/18	473,813	474,751
LPL Holdings Tranche B 4.00% 3/6/19	947,625	940,992
MultiPlan 4.75% 8/26/17	570,237	564,355
NRG Energy Tranche B 4.00% 7/1/18	492,513	489,981
Nuveen Investments 5.863% 5/13/17	325,000	320,694
8.25% 3/1/19	505,000	507,841
NXP 5.25% 2/13/19	748,125	746,255
Pinnacle Foods Finance Tranche E 4.75% 10/17/18	214,463	212,854
Reynolds & Reynolds Tranche B 3.75% 3/9/18	1,527,857	1,528,178
Reynolds Group Holdings 6.50% 7/7/18	245,449	247,941
ROUNDY’S Supermarkets Tranche B 5.75% 1/24/19	224,438	225,159

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
RPI Finance Trust Tranche B 4.00% 4/13/18		2,545,156	$2,526,704
Sealed Air Tranche B 4.75% 5/31/18		93,338	94,260
Swift Transportation Tranche B2 1.25% 12/15/17		233,871	235,113
Toys R US Tranche B 6.00% 9/1/16		393,000	370,894
Univision Communications 4.489% 3/29/17		903,220	856,862
Visant 5.25% 12/31/16		175,123	170,363
Zayo Group Tranche B 7.125% 3/18/19		350,000	351,813

Total Senior Secured Loans (Cost $30,560,200)			30,663,566

ΔSOVEREIGN BONDS–1.13%
Brazil–0.35%
Brazil Notas do Tesouro Nacional Series B 6.00% 5/15/15	BRL	90,000	1,036,289

			1,036,289

Ireland–0.07%
#Vnesheconombank Finance 144A 6.025% 7/5/22		215,000	216,331

			216,331

Mexico–0.21%
Mexican Bonos 7.50% 6/3/27	MXN	7,200,000	613,910

			613,910

South Africa–0.32%
South Africa Government Inflation-Linked 2.75% 1/31/22	ZAR	7,389,453	965,297

			965,297

Sweden–0.18%
•Svensk Exportkredit 1.217% 8/14/14		550,000	551,134

			551,134

Total Sovereign Bonds (Cost $3,643,987)			3,382,961

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.15%
BB&T 5.85%	6,600	$173,250
•PNC Financial Services Group 6.125%	5,000	131,750
•U.S. Bancorp 6.50%	5,000	136,900

Total Preferred Stock (Cost $415,000)		441,900

	Number of Shares	Value (U.S. $)

SHORT-TERM INVESTMENT–4.83%
Money Market Mutual Fund–4.83%
Dreyfus Treasury & Agency Cash Management Fund	14,416,561	$14,416,561

Total Short-Term Investment (Cost $14,416,561)		14,416,561

TOTAL VALUE OF SECURITIES–100.47% (Cost $296,682,029)	299,688,664
*LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.47%)	(1,413,076)

NET ASSETS APPLICABLE TO 29,682,144 SHARES OUTSTANDING–100.00%	$298,275,588

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($127,733,756 / 12,702,756 Shares)	$10.056

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($170,541,832 / 16,979,388 Shares)	$10.044

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$299,502,291
Undistributed net investment income	2,085,914
Accumulated net realized loss	(5,309,037)
Net unrealized appreciation of investments and derivatives	1,996,420

Total net assets	$298,275,588

°	Principal amount shown is stated in the currency in which each security is denominated.

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $62,720,410, which represented 21.03% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.

Δ	Securities have been classified by country of origin.

*	Includes foreign currency valued at $1,472,100 with a cost of $1,499,293.

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	BRL	(1,799,600)	USD	880,000	7/13/12	$(13,455)
BAML	EUR	335,983	USD	(422,555)	7/13/12	2,495
HSBC	AUD	(516,073)	USD	503,223	7/13/12	(24,407)
JPMC	CHF	670,051	USD	(701,833)	7/13/12	4,050
MSC	EUR	(2,509,667)	USD	3,160,074	7/13/12	(14,896)

						$(46,213)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
	ITRAXX Europe Crossover Financials 17.1
MSC	5 yr CDS	EUR 1,385,000	5.00%	6/20/17	$(23,595)
	ITRAXX Europe Subordinate Financials 17.1
MSC	5 yr CDS	EUR 1,415,000	5.00%	6/20/17	101,584
MSC	Kingdom of Belgium 5 yr CDS	USD 587,000	1.00%	12/20/16	(14,128)
	Kingdom of Spain
MSC	5 yr CDS	569,000	1.00%	9/20/16	23,524
MSC	5 yr CDS	1,180,000	1.00%	3/20/17	50,869
MSC	5 yr CDS	1,400,000	1.00%	6/20/17	16,380
	People’s Republic of China
MSC	5 yr CDS	488,000	1.00%	12/20/16	(16,395)
	Republic of France
MSC	5 yr CDS	1,217,000	0.25%	6/20/17	(12,635)
MSC	5 yr CDS	879,000	0.25%	12/20/16	(7,175)

					$118,429

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value	Fixed Interest Rate Received	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley
3 yr Interest Rate Swap	$6,400,000	0.853%	0.469%	1/5/15	$(40,340)
5 yr Interest Rate Swap	26,000,000	1.142%	0.468%	3/12/17	(268,054)
10 yr Interest Rate Swap	30,300,000	2.099%	0.468%	3/12/22	(981,275)

Total	$62,700,000				$(1,289,669)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BRL–Brazilian Real

CAD–Canadian Dollar

CHF–Swiss Franc

CDS–Credit Default Swap

EUR–European Monetary Unit

GNMA–Government National Mortgage Association

HSBC–Hong Kong Shanghai Bank

JPMC–JPMorgan Chase Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

USD–United States Dollar

yr–year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Delaware Diversified Floating Rate Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$3,523,070
Dividends	1,771

3,524,841

EXPENSES:
Management fees	759,671
Distribution expenses-Service Class	191,012
Accounting and administration expenses	55,068
Pricing fees	25,610
Reports and statements to shareholders	17,270
Professional fees	16,269
Custodian fees	4,324
Trustees’ fees	2,967
Other	3,957

Total operating expenses	1,076,148

NET INVESTMENT INCOME	2,448,693

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,159,519
Foreign currencies	10,861
Foreign currency exchange contracts	252,410
Futures	53,096
Swap contracts	(2,235,576)

Net realized loss	(759,690)

Net change in unrealized appreciation (depreciation) of:
Investments	3,512,919
Foreign currencies	(26,475)
Foreign currency exchange contracts	(213,959)
Swap contracts	(612,355)

Net change in unrealized appreciation (depreciation)	2,660,130

NET REALIZED AND UNREALIZED GAIN	1,900,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,349,133

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,448,693	$3,309,799
Net realized loss	(759,690)	(4,755,409)
Net unrealized appreciation (depreciation)	2,660,130	(827,847)

Net increase (decrease) in net assets resulting from operations	4,349,133	(2,273,457)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,659,558)
Service Class	—	(2,095,337)
Net realized gain on investments:
Standard Class	—	(59,137)
Service Class	—	(92,745)

	—	(3,906,777)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	45,674,749	86,524,777
Service Class	54,691,262	158,774,498
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,718,695
Service Class	—	2,188,082

	100,366,011	249,206,052

Cost of shares repurchased:
Standard Class	(5,269,408)	(71,564,039)
Service Class	(21,778,758)	(35,392,998)

	(27,048,166)	(106,957,037)

Increase in net assets derived from capital share transactions	73,317,845	142,249,015

NET INCREASE IN NET ASSETS	77,666,978	136,068,781
NET ASSETS:
Beginning of period	220,608,610	84,539,829

End of period (including undistributed (distributions in excess of) net investment income of $2,067,617 and $(626,459), respectively)	$298,275,588	$220,608,610

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	5/3/10[2] to 12/31/10
Net asset value, beginning of period	$9.866	$10.089	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.104	0.188	0.134
Net realized and unrealized gain (loss)	0.086	(0.213)	0.018

Total from investment operations	0.190	(0.025)	0.152

Less dividends and distributions from:
Net investment income	—	(0.190)	(0.063)
Net realized gain	—	(0.008)	—

Total dividends and distributions	—	(0.198)	(0.063)

Net asset value, end of period	$10.056	$9.866	$10.089

Total return[4]	1.93%	(0.24% )	1.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,734	$85,546	$71,412
Ratio of expenses to average net assets	0.70%	0.71%	0.78%
Ratio of net investment income to average net assets	2.08%	1.86%	2.00%
Portfolio turnover	49%	80%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	5/3/10[2] to 12/31/10
Net asset value, beginning of period	$9.866	$10.086	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.091	0.162	0.119
Net realized and unrealized gain (loss)	0.087	(0.212)	0.015

Total from investment operations	0.178	(0.050)	0.134

Less dividends and distributions from:
Net investment income	—	(0.162)	(0.048)
Net realized gain	—	(0.008)	—

Total dividends and distributions	—	(0.170)	(0.048)

Net asset value, end of period	$10.044	$9.866	$10.086

Total return[4]	1.80%	(0.49% )	1.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,542	$135,063	$13,128
Ratio of expenses to average net assets	0.95%	0.96%	1.03%
Ratio of net investment income to average net assets	1.83%	1.61%	1.75%
Portfolio turnover	49%	80%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are

LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the average daily net assets of the Fund and 0.55% of the average daily net assets of the Fund in excess of $500 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $10,129 and $1,311, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee maybe adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$142,283
Distribution fees payable to LFD	34,493

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $184,928,184 and sales of $118,861,264 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $296,826,151. At June 30, 2012, net unrealized appreciation was $2,862,513, of which $4,223,752 related to unrealized appreciation of investments and $1,361,239 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates)

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LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$39,625,252	$305,869	$39,931,121
Corporate Debt	—	232,057,713	—	232,057,713
Foreign Debt	—	3,393,181	1,036,289	4,429,470
Municipal Bonds	—	8,411,899	—	8,411,899
Short-Term Investment	14,416,561	—	—	14,416,561
Preferred Stock	441,900	—	—	441,900

Total	$14,858,461	$283,488,045	$1,342,158	$299,688,664

Foreign Currency Exchange Contracts	$—	$(46,213)	$—	$(46,213)

Swap Contracts	$—	$(1,171,240)	$—	$(1,171,240)

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim or end of the period in relation to net assets. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset- & Mortgage- Backed Securities	Foreign Debt	Total
Balance as of 12/31/11	$1,500,575	$1,053,288	$2,553,863
Purchases	205,000	—	205,000
Transfer out of Level 3	(1,400,403)	—	(1,400,403)
Net change in unrealized appreciation (depreciation)	697	(16,999)	(16,302)

Balance as of 6/30/12	$305,869	$1,036,289	$1,342,158

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/12	$697	$(16,999)	$(16,302)

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $1,400,403 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for investment that had been utilizing a broker quoted prices. During the six months ended June 30, 2012, there were no transfers of investments between Level 1 and Level 2 that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reported period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are

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LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)

treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$3,906,777

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$299,502,291
Undistributed ordinary income	2,721,831
Realized losses 1/1/12-6/30/12	(1,725,166)
Other temporary differences	(12,545)
Capital loss carryforwards as of 12/31/11	(3,494,260)
Unrealized appreciation	1,283,437

Net assets	$298,275,588

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, CDS contracts, mark-to-market of foreign currency exchange contracts, contingent payment debt instruments and tax deferral of losses on straddles.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and paydown gain (loss) on mortgage-and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$263,680	$(263,680)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $3,494,260 will be carried forward under the Act.

For the six months ended June 30, 2012, the Fund had capital losses of $1,725,166 which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	4,559,631	8,502,317
Service Class	5,468,924	15,673,532
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	174,236
Service Class	—	221,783

	10,028,555	24,571,868

Shares repurchased:
Standard Class	(527,773)	(7,084,028)
Service Class	(2,179,468)	(3,506,913)

	(2,707,241)	(10,590,941)

Net increase	7,321,314	13,980,927

LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps.    A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, the net unrealized appreciation of credit default swaps was $118,429. The Fund has posted $1,390,000 as cash collateral for open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 2,800,000 and USD 6,320,000 less the value of the contracts’ related reference obligations.

LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2012 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$4,050	Liabilities net of receivables and other assets	$(50,263)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(1,171,240)

Total		$4,050		$(1,221,503)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$252,410	$(213,959)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	53,096	—
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,235,576)	(612,355)

Total		$(1,930,070)	$(826,314)

Derivatives Generally-The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume		Liability Derivative Volume
Forward foreign currency contracts (average cost)	USD	776,515	USD	5,325,922
Futures contracts (average notional value)		181,937		—
Swap contracts (average notional value)		—	EUR	3,275,600
Swap contracts (average notional value)		—	USD	82,348,040

8. Credit and Market Risk

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts

LVIP Delaware Diversified Floating Rate Fund–23

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

8. Credit and Market Risk (continued)

in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2012, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

LVIP Delaware Foundation® Aggressive Allocation Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Delaware Foundation® Aggressive Allocation Fund

LVIP Delaware Foundation® Aggressive Allocation Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,052.00	0.73%	$3.72
Service Class Shares	1,000.00	1,050.70	0.98%	5.00
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.23	0.73%	$3.67
Service Class Shares	1,000.00	1,019.99	0.98%	4.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sec tor Allocation, Top 10 Equity Holdings and Geography Allocation

As of June 30, 2012 (Unaudited)

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	65.52%
U.S. Markets	41.93%
Aerospace & Defense	1.37%
Air Freight & Logistics	0.37%
Auto Components	0.11%
Automobiles	0.11%
Beverages	0.31%
Biotechnology	0.47%
Building Products	0.04%
Capital Markets	0.70%
Chemicals	0.76%
Commercial Banks	0.68%
Commercial Services & Supplies	0.58%
Communications Equipment	1.81%
Computers & Peripherals	1.84%
Construction & Engineering	0.19%
Consumer Finance	0.10%
Containers & Packaging	0.07%
Diversified Consumer Services	0.20%
Diversified Financial Services	1.09%
Diversified Telecommunication Services	1.06%
Electric Utilities	0.55%
Electrical Equipment	0.04%
Electronic Equipment, Instruments & Components	0.11%
Energy Equipment & Services	0.79%
Food & Staples Retailing	1.30%
Food Products	1.11%
Gas Utilities	0.06%
Health Care Equipment & Supplies	0.70%
Health Care Providers & Services	1.17%
Health Care Technology	0.07%
Hotels, Restaurants & Leisure	0.58%
Household Durables	0.12%
Household Products	0.75%
Industrial Conglomerates	0.16%
Insurance	1.99%
Internet & Catalog Retail	0.57%
Internet Software & Services	1.80%
IT Services	2.01%
Life Sciences Tools & Services	0.11%
Machinery	0.70%
Media	0.83%
Metals & Mining	0.17%
Multiline Retail	0.32%
Multi-Utilities	0.10%
Office Electronics	0.38%
Oil, Gas & Consumable Fuels	3.27%
Paper & Forest Products	0.09%

Security Type/Sector	Percentage of Net Assets
Personal Products	0.39%
Pharmaceuticals	2.71%
Professional Services	0.24%
Real Estate Investment Trusts	2.07%
Road & Rail	0.21%
Semiconductors & Semiconductor Equipment	0.72%
Software	1.81%
Specialty Retail	0.76%
Textiles, Apparel & Luxury Goods	0.50%
Thrifts & Mortgage Finance	0.08%
Trading Companies & Distributors	0.11%
Wireless Telecommunication Services	0.67%
Developed Markets	14.60%
Air Freight & Logistics	0.36%
Auto Components	0.19%
Automobiles	0.74%
Beverages	0.66%
Biotechnology	0.06%
Building Products	0.14%
Chemicals	0.46%
Commercial Banks	1.18%
Construction Materials	0.14%
Containers & Packaging	0.55%
Electrical Equipment	0.28%
Energy Equipment & Services	0.40%
Food & Staples Retailing	0.59%
Food Products	0.53%
Household Durables	0.31%
Industrial Conglomerates	0.09%
Insurance	0.34%
IT Services	0.54%
Life Sciences Tools & Services	0.04%
Media	0.22%
Metals & Mining	1.14%
Multiline Retail	0.51%
Multi-Utilities	0.56%
Oil, Gas & Consumable Fuels	0.39%
Pharmaceuticals	2.02%
Professional Services	0.37%
Road & Rail	0.45%
Semiconductors & Semiconductor Equipment	0.06%
Specialty Retail	0.07%
Textiles, Apparel & Luxury Goods	0.39%
Trading Companies & Distributors	0.36%
Wireless Telecommunication Services	0.46%
Emerging Markets	8.94%
Airlines	0.05%
Automobiles	0.16%

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets
Emerging Markets (continued)
Beverages	0.50%
Building Products	0.13%
Chemicals	0.05%
Commercial Banks	1.22%
Construction Materials	0.24%
Diversified Telecommunication Services	0.58%
Electronic Equipment, Instruments & Components	0.30%
Food & Staples Retailing	0.18%
Food Products	0.29%
Household Durables	0.08%
Insurance	0.15%
Internet & Catalog Retail	0.16%
Internet Software & Services	0.28%
IT Services	0.02%
Machinery	0.08%
Media	0.21%
Metals & Mining	0.53%
Oil, Gas & Consumable Fuels	1.41%
Paper & Forest Products	0.12%
Personal Products	0.09%
Real Estate Management & Development	0.14%
Road & Rail	0.06%
Semiconductors & Semiconductor Equipment	0.82%
Transportation Infrastructure	0.08%
Wireless Telecommunication Services	1.01%
Convertible Preferred Stock	0.03%
Exchange-Traded Funds	9.60%
Preferred Stock	0.04%
Agency Collateralized Mortgage Obligations	0.20%
Agency Mortgage-Backed Securities	2.75%
Commercial Mortgage-Backed Securities	1.07%
Convertible Bonds	0.30%
Corporate Bonds	10.94%
Aerospace & Defense	0.03%
Airlines	0.02%
Auto Components	0.12%
Automobiles	0.07%
Beverages	0.18%
Biotechnology	0.09%
Building Products	0.03%
Capital Markets	0.14%
Chemicals	0.31%
Commercial Banks	1.42%
Commercial Services & Supplies	0.19%
Communications Equipment	0.10%
Computers & Peripherals	0.04%
Construction & Engineering	0.03%
Construction Materials	0.06%
Consumer Finance	0.03%

Security Type/Sector	Percentage of Net Assets
Containers & Packaging	0.06%
Diversified Financial Services	0.54%
Diversified Telecommunication Services	0.48%
Electric Utilities	0.55%
Energy Equipment & Services	0.21%
Food & Staples Retailing	0.12%
Food Products	0.20%
Gas Utilities	0.04%
Health Care Equipment & Supplies	0.27%
Health Care Providers & Services	0.14%
Hotels, Restaurants & Leisure	0.15%
Household Durables	0.10%
Household Products	0.04%
Independent Power Producers & Energy Traders	0.07%
Industrial Conglomerates	0.07%
Insurance	0.46%
Internet Software & Services	0.10%
IT Services	0.06%
Life Sciences Tools & Services	0.00%
Machinery	0.02%
Media	0.44%
Metals & Mining	0.53%
Multiline Retail	0.07%
Multi-Utilities	0.46%
Oil, Gas & Consumable Fuels	1.51%
Paper & Forest Products	0.27%
Pharmaceuticals	0.04%
Professional Services	0.02%
Real Estate Investment Trusts	0.61%
Real Estate Management & Development	0.05%
Road & Rail	0.01%
Semiconductors & Semiconductor Equipment	0.09%
Textiles, Apparel & Luxury Goods	0.02%
Trading Companies & Distributors	0.02%
Wireless Telecommunication Services	0.26%
Non-Agency Asset-Backed Securities	0.36%
Non-Agency Collateralized Mortgage Obligations	0.07%
Regional Bonds	0.80%
Senior Secured Loans	1.43%
Sovereign Bonds	2.05%
U.S. Treasury Obligations	1.80%
Warrant	0.01%
Short-Term Investments	3.37%
Total Value of Securities	100.34%
Liabilities Net of Receivables and Other Assets	(0.34%)
Total Net Assets	100.00%

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	1.60%
QUALCOMM	0.75%
Google Class A	0.67%
Pfizer	0.65%
Crown Castle International	0.65%
AT&T	0.65%
Visa Class A	0.64%
Teva Pharmaceutical Industries ADR	0.62%
Merck	0.62%
MasterCard Class A	0.62%
Total	7.47%

Geography	Percentage of Net Assets
Argentina	0.04%
Australia	1.00%
Bermuda	0.16%
Brazil	1.76%
Canada	2.23%
Cayman Islands	0.42%
Chile	0.12%
China	0.89%
Colombia	0.09%
Denmark	0.70%
Finland	0.05%
France	2.51%
Germany	0.58%
Guernsey	0.02%
Hong Kong	1.11%
India	0.57%
Indonesia	0.18%
Ireland	0.28%
Israel	0.70%
Italy	0.07%
Japan	2.35%
Jersey	0.02%
Luxembourg	0.17%
Malaysia	0.14%
Mexico	0.80%
Netherlands	0.21%
Norway	0.31%
Panama	0.07%
Peru	0.12%
Philippines	0.10%
Poland	0.13%
Qatar	0.05%
Republic of Korea	2.03%
Russia	0.86%
Singapore	0.06%
South Africa	1.06%
Spain	0.09%
Sweden	0.57%
Switzerland	1.34%
Taiwan	0.74%
Thailand	0.22%
Turkey	0.16%
United Kingdom	3.67%
United States	67.99%
Uruguay	0.05%
Venezuela	0.18%
Total	96.97%

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–65.52%
U.S. MARKETS–41.93%
Aerospace & Defense–1.37%
†Esterline Technologies	2,410	$150,264
Honeywell International	5,260	293,718
†KEYW Holding	6,900	69,276
Lockheed Martin	2,070	180,256
Northrop Grumman	14,200	905,818
Raytheon	16,100	911,099
Rockwell Collins	1,460	72,051
Triumph Group	3,890	218,890
United Technologies	5,340	403,330

		3,204,702

Air Freight & Logistics–0.37%
Expeditors International of Washington	13,975	541,531
FedEx	1,760	161,234
†Hub Group Class A	4,270	154,574

		857,339

Auto Components–0.11%
†BorgWarner	990	64,934
Cooper Tire & Rubber	4,970	87,174
†Tenneco	3,620	97,088

		249,196

Automobiles–0.11%
Ford Motor	26,360	252,792

		252,792

Beverages–0.31%
Coca-Cola	3,050	238,480
PepsiCo	6,850	484,021

		722,501

Biotechnology–0.47%
†Acorda Therapeutics	3,350	78,926
†Celgene	3,520	225,843
†Gilead Sciences	5,770	295,886
†Incyte	4,140	93,978
†InterMune	4,780	57,121
†ONYX Pharmaceuticals	820	54,489
†Spectrum Pharmaceuticals	7,520	117,011
†Vertex Pharmaceuticals	3,350	187,332

		1,110,586

Building Products–0.04%
AAON	5,025	94,721

		94,721

Capital Markets–0.70%
Ameriprise Financial	3,540	185,000
Bank of New York Mellon	41,420	909,169

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
BlackRock	1,430	$242,843
†Piper Jaffray	3,070	71,930
State Street	4,920	219,629
Walter Investment Management	800	18,752

		1,647,323

Chemicals–0.76%
Celanese Class A	4,680	162,022
duPont (E.I.) deNemours	22,010	1,113,045
Eastman Chemical	3,610	181,836
†Ferro	17,080	81,984
Innophos Holdings	1,840	103,886
Koppers Holdings	1,770	60,180
†TPC Group	1,770	65,402

		1,768,355

Commercial Banks–0.68%
†BBCN Bancorp	6,250	68,063
Cardinal Financial	7,310	89,767
City Holding	2,240	75,466
Home Bancshares	3,220	98,468
Independent Bank	3,330	97,269
Park National	1,600	111,600
Prosperity Bancshares	2,350	98,771
Susquehanna Bancshares	11,440	117,832
†Texas Capital Bancshares	2,740	110,669
Trustmark	3,600	88,128
Webster Financial	5,210	112,849
Wells Fargo	15,980	534,370

		1,603,252

Commercial Services & Supplies–0.58%
McGrath RentCorp	2,510	66,515
Republic Services	3,470	91,816
†Tetra Tech	3,550	92,584
United Stationers	4,090	110,226
US Ecology	5,040	89,410
Waste Management	27,000	901,799

		1,352,350

Communications Equipment–1.81%
Adtran	3,700	111,703
Cisco Systems	56,570	971,307
Motorola Solutions	18,428	886,571
†NETGEAR	2,160	74,542
Plantronics	3,160	105,544
†Polycom	23,750	249,850
QUALCOMM	31,480	1,752,806
†ViaSat	1,920	72,518

		4,224,841

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals–1.84%
†Apple	6,415	$3,746,360
†Dell	8,950	112,054
†EMC	13,910	356,513
†Synaptics	2,860	81,882

		4,296,809

Construction & Engineering–0.19%
Fluor	3,420	168,742
Granite Construction	3,120	81,463
†MYR Group	5,010	85,471
URS	3,020	105,338

		441,014

Consumer Finance–0.10%
Capital One Financial	4,230	231,212

		231,212

Containers & Packaging–0.07%
Boise	11,200	73,696
Silgan Holdings	2,350	100,322

		174,018

Diversified Consumer Services–0.20%
†Apollo Group Class A	12,650	457,804

		457,804

Diversified Financial Services–1.09%
CME Group	3,105	832,482
†IntercontinentalExchange	9,355	1,272,092
JPMorgan Chase	12,650	451,985

		2,556,559

Diversified Telecommunication Services–1.06%
AT&T	42,427	1,512,947
Atlantic Tele-Network	1,600	53,968
Verizon Communications	20,443	908,487

		2,475,402

Electric Utilities–0.55%
Cleco	3,000	125,490
Edison International	19,400	896,280
OGE Energy	3,380	175,050
UIL Holdings	2,220	79,609

		1,276,429

Electrical Equipment–0.04%
Acuity Brands	1,930	98,256

		98,256

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components–0.11%
Anixter International	1,720	$91,246
†FARO Technologies	2,730	114,878
†Rofin-Sinar Technologies	2,410	45,621

		251,745

Energy Equipment & Services–0.79%
Baker Hughes	1,820	74,802
Bristow Group	2,600	105,742
Halliburton	29,900	848,861
†Key Energy Services	9,760	74,176
Lufkin Industries	1,570	85,282
National Oilwell Varco	1,740	112,126
†Pioneer Drilling	11,720	93,408
†RigNet	4,710	81,907
Schlumberger	5,880	381,671

		1,857,975

Food & Staples Retailing–1.30%
Casey’s General Stores	2,940	173,431
CVS Caremark	27,788	1,298,533
†Fresh Market	1,430	76,691
Safeway	49,500	898,425
†Susser Holdings	4,220	156,857
Walgreen	15,225	450,356

		3,054,293

Food Products–1.11%
Archer-Daniels-Midland	45,944	1,356,266
General Mills	6,370	245,500
J&J Snack Foods	2,130	125,883
Kraft Foods	22,600	872,812

		2,600,461

Gas Utilities–0.06%
AGL Resources	3,590	139,113

		139,113

Health Care Equipment & Supplies–0.70%
†Align Technology	4,370	146,220
Baxter International	17,100	908,865
Conmed	3,270	90,481
†CryoLife	9,170	47,959
†Haemonetics	1,610	119,317
†Merit Medical Systems	7,710	106,475
†Quidel	6,180	96,902
West Pharmaceutical Services	2,540	128,245

		1,644,464

Health Care Providers & Services–1.17%
†Air Methods	1,460	143,445
Cardinal Health	20,900	877,800

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
†Express Scripts Holding	6,100	$340,563
Quest Diagnostics	15,300	916,470
UnitedHealth Group	8,000	468,000

		2,746,278

Health Care Technology–0.07%
†Greenway Medical Technologies	3,990	65,077
Quality Systems	3,600	99,036

		164,113

Hotels, Restaurants & Leisure–0.58%
†AFC Enterprises	5,920	136,989
†Bally Technologies	1,390	64,857
†Buffalo Wild Wings	1,180	102,235
CEC Entertainment	2,540	92,380
†Cheesecake Factory	2,550	81,498
†Jack in the Box	4,310	120,163
McDonald's	4,470	395,729
†Shuffle Master	9,330	128,754
Starbucks	4,030	214,880
Starwood Hotels & Resorts Worldwide	475	25,194

		1,362,679

Household Durables–0.12%
Jarden	6,460	271,449

		271,449

Household Products–0.75%
Kimberly-Clark	14,480	1,212,990
Procter & Gamble	8,680	531,650

		1,744,640

Industrial Conglomerates–0.16%
General Electric	18,410	383,664

		383,664

Insurance–1.99%
AFLAC	5,150	219,339
Allstate	25,500	894,795
American Equity Investment Life Holding	10,170	111,972
Marsh & McLennan	28,100	905,663
Primerica	4,150	110,930
ProAssurance	1,170	104,235
Progressive	45,275	943,078
Prudential Financial	4,760	230,527
Travelers	17,830	1,138,266

		4,658,805

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet & Catalog Retail–0.57%
†priceline.com	1,915	$1,272,556
†Shutterfly	2,200	67,518

		1,340,074

Internet Software & Services–1.80%
†comScore	3,470	57,116
†eBay	2,430	102,084
†Google Class A	2,705	1,569,089
j2 Global	4,140	109,379
†Liquidity Services	1,720	88,047
†LogMeln	2,960	90,339
†OpenTable	1,180	53,112
†QuinStreet	4,860	45,004
†ValueClick	5,330	87,359
†VeriSign	23,525	1,024,984
†Vocus	5,230	97,278
†Yahoo	56,382	892,527

		4,216,318

IT Services–2.01%
Accenture Class A	4,310	258,988
†Cognizant Technology Solutions Class A	3,760	225,600
†EPAM Systems	2,790	47,402
†ExlService Holdings	2,110	51,990
International Business Machines	900	176,022
MasterCard Class A	3,350	1,440,869
Syntel	1,270	77,089
†TeleTech Holdings	5,820	93,120
†Teradata	11,550	831,716
Visa Class A	12,075	1,492,831

		4,695,627

Life Sciences Tools & Services–0.11%
Thermo Fisher Scientific	5,020	260,589

		260,589

Machinery–0.70%
Barnes Group	4,610	111,977
Caterpillar	8,575	728,102
†Chart Industries	1,810	124,456
†Columbus McKinnon	5,300	79,977
Cummins	1,310	126,952
Deere	3,540	286,280
ESCO Technologies	2,550	92,922
†Kadant	3,980	93,331

		1,643,997

Media–0.83%
Cinemark Holdings	4,020	91,857
Comcast Class A	28,300	904,750

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Media (continued)
Comcast Special Class A	14,620	459,068
National CineMedia	5,350	$81,160
Regal Entertainment Group Class A	4,550	62,608
Viacom Class B	7,410	348,418

		1,947,861

Metals & Mining–0.17%
Allegheny Technologies	2,300	73,347
†Castle (A.M.)	8,660	91,969
Cliffs Natural Resources	2,250	110,903
†Coeur d'Alene Mines	3,590	63,040
†US Silica Holdings	5,300	59,678

		398,937

Multiline Retail–0.32%
Macy's	6,810	233,924
Nordstrom	5,150	255,904
Target	4,530	263,601

		753,429

Multi-Utilities–0.10%
MDU Resources Group	7,540	162,939
NorthWestern	2,220	81,474

		244,413

Office Electronics–0.38%
Xerox	113,100	890,097

		890,097

Oil, Gas & Consumable Fuels–3.27%
Berry Petroleum Class A	2,420	95,977
†Carrizo Oil & Gas	3,920	92,159
Chevron	13,116	1,383,738
ConocoPhillips	13,800	771,144
EOG Resources	14,625	1,317,859
Exxon Mobil	8,480	725,634
Hess	3,480	151,206
Kinder Morgan	27,941	900,259
Marathon Oil	35,785	915,022
†Newfield Exploration	3,820	111,964
Occidental Petroleum	2,030	174,113
†Rosetta Resources	2,520	92,333
†Swift Energy	3,310	61,599
Williams	29,900	861,718

		7,654,725

Paper & Forest Products–0.09%
Buckeye Technologies	1,770	50,427
International Paper	5,930	171,436

		221,863

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Personal Products–0.39%
Avon Products	51,700	$838,057
†Prestige Brands Holdings	4,580	72,410

		910,467

Pharmaceuticals–2.71%
Abbott Laboratories	5,750	370,703
Allergan	14,125	1,307,551
Johnson & Johnson	14,102	952,731
Medicis Pharmaceutical Class A	2,030	69,325
Merck	34,620	1,445,385
Perrigo	5,340	629,746
Pfizer	66,395	1,527,084
†Salix Pharmaceuticals	650	35,386

		6,337,911

Professional Services–0.24%
†CRA International	2,710	39,810
†FTI Consulting	2,140	61,525
†Kforce	8,140	109,564
Manpower	2,380	87,227
†RPX	2,820	40,467
Towers Watson Class A	3,150	188,685
†WageWorks	1,660	25,000

		552,278

Real Estate Investment Trusts–2.07%
Acadia Realty Trust	1,125	26,078
American Tower	475	33,207
Apartment Investment & Management	1,550	41,897
AvalonBay Communities	1,000	141,480
Boston Properties	1,675	181,519
Brandywine Realty Trust	2,400	29,616
BRE Properties	600	30,012
Camden Property Trust	1,075	72,745
CBL & Associates Properties	925	18,075
Colonial Properties Trust	1,450	32,103
DCT Industrial Trust	17,410	109,683
DDR	4,650	68,076
Digital Realty Trust	950	71,317
Douglas Emmett	1,075	24,833
Duke Realty	1,050	15,372
DuPont Fabros Technology	4,310	123,094
EastGroup Properties	3,435	183,085
Education Realty Trust	3,300	36,564
Entertainment Properties Trust	2,600	106,886
Equity Lifestyle Properties	550	37,934
Equity Residential	3,175	197,992
Essex Property Trust	400	61,568

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage	1,075	$32,895
Federal Realty Investment Trust	600	62,454
General Growth Properties	2,200	39,798
HCP	3,775	166,666
Health Care REIT	1,650	96,195
Healthcare Realty Trust	950	22,648
Highwoods Properties	1,525	51,316
Home Properties	1,010	61,974
Host Hotels & Resorts	21,425	338,943
Kilroy Realty	1,250	60,513
Kimco Realty	3,050	58,042
LaSalle Hotel Properties	5,585	162,747
Lexington Realty Trust	3,175	26,892
Liberty Property Trust	1,950	71,838
Macerich	2,225	131,386
National Retail Properties	4,990	141,167
ProLogis	3,775	125,443
PS Business Parks	500	33,860
Public Storage	1,175	169,681
Ramco-Gershenson Properties Trust	1,325	16,655
Rayonier	550	24,695
Regency Centers	1,600	76,112
Simon Property Group	3,175	494,220
SL Green Realty	1,075	86,258
Sovran Self Storage	2,910	145,762
†Strategic Hotels & Resorts	3,625	23,418
†Sunstone Hotel Investors	2,000	21,980
Tanger Factory Outlet Centers	1,650	52,883
Taubman Centers	575	44,367
UDR	2,025	52,326
Ventas	2,675	168,846
Vornado Realty Trust	1,625	136,468

		4,841,584

Road & Rail–0.21%
Hunt (J.B.) Transport Services	2,680	159,728
Union Pacific	2,720	324,523

		484,251

Semiconductors & Semiconductor Equipment–0.72%
†Amkor Technology	11,870	57,926
†Applied Micro Circuits	12,870	73,616
†Cirrus Logic	3,390	101,293
Intel	45,076	1,201,276
†IXYS	6,860	76,626

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
†Semtech	3,720	$90,470
Texas Instruments	3,100	88,939

		1,690,146

Software–1.81%
†Adobe Systems	30,350	982,430
†BMC Software	24,000	1,024,320
†Citrix Systems	1,400	117,516
Intuit	19,075	1,132,100
Microsoft	22,740	695,617
†Nuance Communications	4,790	114,098
†SolarWinds	870	37,897
†SS&C Technologies Holdings	4,850	121,250

		4,225,228

Specialty Retail–0.76%
DSW Class A	3,950	214,880
†Jos. A Bank Clothiers	2,860	121,436
Lowe’s	30,900	878,795
Staples	42,525	554,951

		1,770,062

Textiles, Apparel & Luxury Goods–0.50%
†G-III Apparel Group	3,880	91,917
†Iconix Brand Group	6,770	118,272
Jones Group	2,930	28,011
†Madden (Steven)	4,040	128,270
NIKE Class B	7,975	700,046
†Perry Ellis International	5,210	108,108

		1,174,624

Thrifts & Mortgage Finance–0.08%
Dime Community Bancshares	6,390	84,923
Flushing Financial	7,330	99,908

		184,831

Trading Companies & Distributors–0.11%
Applied Industrial Technologies	3,870	142,610
†Titan Machinery	3,630	110,243

		252,853

Wireless Telecommunication Services–0.67%
†Crown Castle International	25,925	1,520,760
NTELOS Holdings	3,030	57,116

		1,577,876

Total U.S. Markets (Cost $71,671,449)		98,245,181

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–14.60%
Air Freight & Logistics–0.36%
Deutsche Post	47,587	$841,613

		841,613

Auto Components–0.19%
Sumitomo Rubber Industries	33,367	434,604

		434,604

Automobiles–0.74%
Bayerische Motoren Werke	7,216	521,980
Toyota Motor	30,100	1,214,903

		1,736,883

Beverages–0.66%
Carlsberg	8,287	653,860
Coca-Cola Amatil	64,892	892,034

		1,545,894

Biotechnology–0.06%
†Alkermes	8,500	144,245

		144,245

Building Products–0.14%
Cie de Saint-Gobain	8,964	331,069

		331,069

Chemicals–0.46%
Agrium	850	75,200
Israel Chemicals	18,025	199,432
Syngenta ADR	11,650	797,326

		1,071,958

Commercial Banks–1.18%
BNP Paribas	678	26,113
Mitsubishi UFJ Financial Group	208,200	997,460
Nordea Bank	100,792	868,110
Standard Chartered	39,932	867,413

		2,759,096

Construction Materials–0.14%
Lafarge	7,599	339,211

		339,211

Containers & Packaging–0.55%
Rexam	195,405	1,289,618

		1,289,618

Electrical Equipment–0.28%
Alstom	20,942	662,286

		662,286

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services–0.40%
†Noble	5,630	$183,144
Subsea 7	37,307	737,268
=Veripos	3,292	8,845

		929,257

Food & Staples Retailing–0.59%
Greggs	70,218	554,686
Tesco	169,314	822,810

		1,377,496

Food Products–0.53%
†Aryzta	24,977	1,242,698

		1,242,698

Household Durables–0.31%
Techtronic Industries	569,000	722,452

		722,452

Industrial Conglomerates–0.09%
Koninklijke Philips Electronics	10,328	203,432

		203,432

Insurance–0.34%
Alterra Capital Holdings	4,980	116,283
AXA	50,768	678,408

		794,691

IT Services–0.65%
†CGI Group Class A	48,966	1,176,954
†InterXion Holding	4,820	87,290

		1,264,244

Life Sciences Tools & Services–0.04%
†ICON ADR	4,280	96,428

		96,428

Media–0.22%
Publicis Groupe	11,437	522,827

		522,827

Metals & Mining–1.14%
Anglo American ADR	10,085	165,178
†AuRico Gold	99,297	797,849
Rio Tinto	13,486	640,883
Yamana Gold	69,013	1,064,972

		2,668,882

Multiline Retail–0.51%
Don Quijote	23,300	802,455
PPR	2,786	396,920

		1,199,375

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Multi-Utilities–0.56%
National Grid	123,655	$1,310,458

		1,310,458

Oil, Gas & Consumable Fuels–0.39%
Total	20,312	913,824

		913,824

Pharmaceuticals–2.02%
Meda Class A	48,326	460,401
Novartis	16,380	915,442
Novo Nordisk ADR	6,725	977,412
Sanofi	12,193	922,619
Teva Pharmaceutical Industries ADR	36,700	1,447,448

		4,723,322

Professional Services–0.37%
Teleperformance	38,865	858,703

		858,703

Road & Rail–0.45%
East Japan Railway	16,672	1,046,855

		1,046,855

Semiconductors & Semiconductor Equipment–0.06%
Avago Technologies	4,080	146,472

		146,472

Specialty Retail–0.07%
Nitori Holdings	1,649	155,928

		155,928

Textiles, Apparel & Luxury Goods–0.39%
Yue Yuen Industrial Holdings	291,500	916,494

		916,494

Trading Companies & Distributors–0.36%
ITOCHU	80,160	842,534

		842,534

Wireless Telecommunication Services–0.46%
Vodafone Group	293,698	825,487
Vodafone Group ADR	9,060	255,311

		1,080,798

Total Developed Markets (Cost $30,160,197)		34,173,647

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS–8.94%
Airlines–0.05%
†Gol Linhas Aereas Inteligentes ADR	24,200	$106,722

		106,722

Automobiles–0.16%
Hyundai Motor	809	166,670
Mahindra & Mahindra	15,682	201,587

		368,257

Beverages–0.50%
Fomento Economico Mexicano ADR	3,265	291,401
Lotte Chilsung Beverage	385	495,663
Tsingtao Brewery	32,072	183,268
United Spirits	15,576	192,957

		1,163,289

Building Products–0.13%
KCC	1,211	297,916

		297,916

Chemicals–0.05%
Braskem ADR	9,768	130,012

		130,012

Commercial Banks–1.22%
Banco Santander Brasil ADR	26,504	205,406
Bangkok Bank	34,993	213,433
China Construction Bank	313,239	216,409
ICICI Bank ADR	5,100	165,291
Industrial & Commercial Bank of China	558,238	312,942
Itau Unibanco Holding ADR	16,600	231,072
KB Financial Group ADR	14,203	464,296
=Sberbank	192,128	512,367
Standard Bank Group	27,154	368,412
VTB Bank GDR	46,044	163,546

		2,853,174

Construction Materials–0.24%
Cemex ADR	36,102	242,966
Siam Cement NVDR	8,259	82,983
Ultratech Cement	8,343	228,588

		554,537

Diversified Telecommunication Services–0.58%
China Telecom	420,800	184,708
China Unicom Hong Kong ADR	25,720	322,786

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Telecommunication Services (continued)
Chunghwa Telecom ADR	8,027	$252,289
KT ADR	27,366	360,684
Telefonica Brasil ADR	9,495	234,906

		1,355,373

Electronic Equipment, Instruments & Components–0.30%
Hon Hai Precision Industry	185,996	564,086
LG Display ADR	13,591	128,435

		692,521

Food & Staples Retailing–0.18%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,500	219,945
Wal-Mart de Mexico Series V	74,614	199,561

		419,506

Food Products–0.29%
†Brazil Foods ADR	12,999	197,455
China Mengniu Dairy	58,000	153,584
Lotte Confectionery	192	263,404
Tingyi Cayman Islands Holding	21,541	55,498

		669,941

Household Durables–0.08%
LG Electronics	3,323	179,684

		179,684

Insurance–0.15%
Samsung Life Insurance	4,420	362,466

		362,466

Internet & Catalog Retail–0.16%
Hyundai Home Shopping Network	3,873	380,362

		380,362

Internet Software & Services–0.28%
†Baidu ADR	2,000	229,960
†Sina	3,596	186,309
†Sohu.com	5,400	241,056

		657,325

IT Services–0.02%
†WNS Holdings ADR	5,570	54,196

		54,196

Machinery–0.08%
United Tractors	84,671	194,816

		194,816

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Media–0.21%
Grupo Televisa ADR	23,214	$498,637

		498,637

Metals & Mining–0.53%
Anglo American Platinum	2,677	159,570
ArcelorMittal South Africa	20,256	130,277
Gerdau	19,400	139,803
Gerdau ADR	14,100	123,516
Impala Platinum Holdings	9,093	151,117
Vale ADR	26,452	525,072

		1,229,355

Oil, Gas & Consumable Fuels–1.41%
CNOOC ADR	1,177	236,871
Gazprom ADR	39,489	374,964
LUKOIL ADR	5,108	286,457
PetroChina ADR	1,736	224,187
Petroleo Brasileiro SA ADR	40,069	752,095
†Polski Koncern Naftowy Orlen	11,629	130,970
PTT	22,278	227,140
#Reliance Industries GDR 144A	18,798	500,354
Rosneft Oil GDR	39,878	251,174
Sasol ADR	5,253	222,990
YPF ADR	8,000	98,800

		3,306,002

Paper & Forest Products–0.12%
†Fibria Celulose ADR	38,210	286,194

		286,194

Personal Products–0.09%
†Hypermarcas	35,100	206,794

		206,794

Real Estate Management & Development–0.14%
=#†Etalon Group GDR 144A	10,500	57,225
†UEM Land Holdings	395,304	262,078

		319,303

Road & Rail–0.06%
All America Latina Logistica	32,452	137,052

		137,052

Semiconductors & Semiconductor Equipment–0.82%
MediaTek	18,007	166,823
Samsung Electronics	947	1,006,403
Taiwan Semiconductor Manufacturing	88,944	244,225
Taiwan Semiconductor Manufacturing ADR	13,300	185,668

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
United Microelectronics	751,000	$327,950

		1,931,069

Transportation Infrastructure–0.08%
Santos Brasil Participacoes	12,575	186,939

		186,939

Wireless Telecommunication Services–1.01%
America Movil ADR	9,758	254,293
China Mobile ADR	8,893	486,180
Mobile Telesystems ADR	10,300	177,160
MTN Group	11,317	196,140
SK Telecom ADR	45,200	546,920
†Turkcell Iletisim Hizmet ADR	20,110	252,381
Vodacom Group	39,983	455,791

		2,368,865

Total Emerging Markets (Cost $21,625,603)		20,910,307

Total Common Stock (Cost $123,457,249)		153,329,135

CONVERTIBLE PREFERRED STOCK–0.03%
Apache 6.00% exercise price $109.12, expiration date 8/1/13	400	20,096
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	368	20,447
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	5	4,876
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	4	3,415
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	30	31,808

Total Convertible Preferred Stock
(Cost $85,201)		80,642

EXCHANGE-TRADED FUNDS–9.60%
iShares MSCI EAFE Growth Index Fund	219,300	11,745,708
iShares MSCI EAFE Index Fund	131,520	6,570,739
Vanguard MSCI EAFE	131,100	4,138,827

Total Exchange-Traded Funds (Cost $20,614,589)		22,455,274

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.04%
Alabama Power 5.625%	2,475	$63,236
BB&T 5.85%	1,600	42,000
†U.S. Airways Series A	8	0

Total Preferred Stock (Cost $100,266)		105,236

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	71	81
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,656	1,928
Series 2003-26 AT 5.00% 11/25/32	106,264	112,316
Series 2003-122 AJ 4.50% 2/25/28	9,303	9,450
Series 2010-41 PN 4.50% 4/25/40	65,000	72,839
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	14,798	16,902
Series 2890 PC 5.00% 7/15/30	5,652	5,669
Series 4065 DE 3.00% 6/15/32	10,000	10,075
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	177,758
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	50,000	53,313

Total Agency Collateralized Mortgage Obligations (Cost $435,118)		460,331

AGENCY MORTGAGE-BACKED SECURITIES–2.75%
•Fannie Mae ARM 5.075% 8/1/35	4,514	4,838
Fannie Mae S.F. 15 yr 4.00% 11/1/25	194,518	209,727
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27	431,000	451,540
3.00% 8/1/27	455,000	475,830
3.00% 9/1/27	175,000	182,656
Fannie Mae S.F. 30 yr
5.00% 2/1/35	93,476	101,718
5.00% 9/1/35	21,871	23,731
5.00% 10/1/35	275,988	300,141
5.50% 2/1/37	30,083	32,866
5.50% 4/1/37	83,706	92,992
5.50% 6/1/38	157,045	171,573
6.00% 9/1/36	29,597	32,616
6.00% 2/1/38	9,323	10,274

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 11/1/39	25,460	$28,057
6.00% 4/1/40	59,605	65,660
6.00% 6/1/40	211,155	232,693
6.00% 11/1/40	220,366	242,843
6.00% 2/1/41	57,138	63,162
Fannie Mae S.F. 30 yr TBA 3.50% 8/1/42	1,582,000	1,658,380
•Freddie Mac ARM
2.342% 12/1/33	19,173	20,294
5.615% 6/1/37	8,675	9,269
Freddie Mac S.F. 15 yr
4.50% 5/1/20	13,116	14,019
5.50% 5/1/20	294,683	322,570
Freddie Mac S.F. 30 yr
3.50% 4/1/42	326,878	343,303
5.50% 12/1/39	24,952	27,152
5.50% 7/1/40	714,441	778,743
6.00% 8/1/38	42,978	47,677
6.00% 10/1/38	61,032	67,706
6.00% 5/1/40	385,433	423,000

Total Agency Mortgage-Backed Securities
(Cost $6,376,903)		6,435,030

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.07%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	100,000	106,081
BAML Commercial Mortgage
•Series 2005-1 A5 5.342% 11/10/42	60,000	65,590
•Series 2005-6 A4 5.366% 9/10/47	100,000	111,812
Series 2006-4 A4 5.634% 7/10/46	150,000	169,088
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	60,000	67,047
Series 2006-PW12 A4 5.901% 9/11/38	150,000	170,388
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	100,000	106,647
¿#Commercial Mortgage Pass Through Certificates Series 2010-C1 A1 144A 3.156% 7/10/46	67,611	70,867
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	300,000	339,202
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	125,000	133,895

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Goldman Sachs Mortgage Securities II (continued)
Series 2005-GG4 A4 4.761% 7/10/39	40,000	$43,094
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	53,978
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	111,173
•#Series 2011-GC3 C 144A 5.728% 3/10/44	100,000	98,765
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	250,000	273,210
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	50,000	55,047
Series 2005-LDP4 A4 4.918% 10/15/42	70,000	76,247
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	35,000	36,694
•Morgan Stanley Capital I Series 2007-T27 A4 5.824% 6/11/42	175,000	203,300
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	114,164
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	85,000	93,306

Total Commercial Mortgage-Backed Securities
(Cost $2,191,515)		2,499,595

CONVERTIBLE BONDS–0.30%
AAR 1.75% exercise price $28.91, expiration date 1/1/26	21,000	20,843
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	25,000	25,344
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	27,000	19,035
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	40,000	39,649
Alere 3.00% exercise price $43.98, expiration date 5/15/16	21,000	18,953

#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	23,000	23,518

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	38,000	$28,024
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	11,000	10,285
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	16,000	10,120
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	10,000	7,000
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	8,000	11,970
fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	18,000	17,618
Health Care REIT 3.00% exercise price $51.02, expiration date 11/30/29	23,000	27,341
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	20,000	20,875
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	9,000	8,078
Intel 2.95% exercise price $29.96, expiration date 12/15/35	35,000	39,768
Jefferies Group 3.875% exercise price $37.77, expiration date 11/1/29	33,000	29,988
L-3 Communications Holdings 3.00% exercise price $95.46, expiration date 8/1/35	24,000	23,520
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	40,000	38,149
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30	12,000	15,750
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	48,000	45,959
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	14,000	24,150
National Retail Properties 3.95% exercise price $23.55, expiration date 9/15/26	8,000	9,540
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	6,000	6,653
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	18,000	17,843

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	28,000	$26,880
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	17,000	17,043
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	5,000	4,081
PHH 4.00% exercise price $25.80, expiration date 9/1/14	24,000	23,970
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	21,000	20,318
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	26,000	26,878
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	8,000	15,470
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	9,000	9,450
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	11,000	15,373

Total Convertible Bonds (Cost $706,916)		699,436

CORPORATE BONDS–10.94%
Aerospace & Defense–0.03%
Embraer 5.15% 6/15/22	60,000	61,740

		61,740

Airlines–0.02%
#United Air Lines 144A 12.00% 11/1/13	53,000	55,518

		55,518

Auto Components–0.12%
American Axle & Manufacturing 7.875% 3/1/17	62,000	64,170
ArvinMeritor 8.125% 9/15/15	77,000	81,523
Delphi 6.125% 5/15/21	65,000	71,338
Tomkins 9.00% 10/1/18	54,000	60,345

		277,376

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles–0.07%
Ford Motor 7.45% 7/16/31	126,000	$158,523

		158,523

Beverages–0.18%
Constellation Brands 6.00% 5/1/22	55,000	59,263
Molson Coors Brewing
3.50% 5/1/22	50,000	51,446
5.00% 5/1/42	50,000	54,235
#SABMiller Holdings 144A 2.45% 1/15/17	240,000	247,641

		412,585

Biotechnology–0.09%
Amgen 5.375% 5/15/43	95,000	103,164
Celgene 3.95% 10/15/20	105,000	110,488

		213,652

Building Products–0.03%
Nortek 8.50% 4/15/21	70,000	68,775

		68,775

Capital Markets–0.14%
Jefferies Group
6.25% 1/15/36	90,000	81,900
6.45% 6/8/27	25,000	24,000
Lazard Group 6.85% 6/15/17	153,000	168,093
Nuveen Investments 10.50% 11/15/15	55,000	56,100

		330,093

Chemicals–0.31%
CF Industries
6.875% 5/1/18	75,000	89,156
7.125% 5/1/20	50,000	61,000
Dow Chemical 8.55% 5/15/19	223,000	297,013
Eastman Chemical 3.60% 8/15/22	120,000	122,645
Hexion US Finance 8.875% 2/1/18	50,000	51,250
#MacDermid 144A 9.50% 4/15/17	49,000	51,450
Momentive Performance Materials 11.50% 12/1/16	75,000	56,250

		728,764

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks–1.42%
Abbey National Treasury Services 4.00% 4/27/16	75,000	$73,964
BB&T 5.25% 11/1/19	160,000	181,085
•BB&T Capital Trust IV 6.82% 6/12/57	35,000	35,350
Capital One Capital V 10.25% 8/15/39	65,000	66,625
City National 5.25% 9/15/20	100,000	106,532
•Fifth Third Capital Trust IV 6.50% 4/15/37	115,000	114,713
#HSBC Bank 144A 4.75% 1/19/21	150,000	163,792
HSBC Holdings 4.00% 3/30/22	195,000	202,896
JPMorgan Chase Bank 6.00% 10/1/17	250,000	280,223
KeyBank 5.45% 3/3/16	250,000	277,808
•National City Bank 0.838% 6/7/17	335,000	313,841
PNC Funding 5.125% 2/8/20	115,000	133,212
•#PNC Preferred Funding Trust II 144A 1.69% 3/29/49	100,000	74,206
SunTrust Banks 3.50% 1/20/17	85,000	88,087
SVB Financial Group 5.375% 9/15/20	160,000	173,141
U.S. Bank North America 6.30% 2/4/14	250,000	270,761
•USB Capital IX 3.50% 10/29/49	285,000	219,721
Wachovia
•0.837% 10/15/16	45,000	42,817
5.25% 8/1/14	195,000	208,123
5.625% 10/15/16	120,000	135,400
Wells Fargo
2.10% 5/8/17	65,000	65,220
3.50% 3/8/22	20,000	20,621
Zions Bancorporation
4.50% 3/27/17	60,000	60,388
7.75% 9/23/14	20,000	21,702

		3,330,228

Commercial Services & Supplies–0.19%
#ADT 144A 3.50% 7/15/22	75,000	75,410
#Brambles USA 144A 3.95% 4/1/15	175,000	182,953
Geo Group 6.625% 2/15/21	35,000	36,313

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
International Lease Finance
5.875% 4/1/19	25,000	$25,059
6.25% 5/15/19	63,000	64,197
8.25% 12/15/20	35,000	40,169
8.75% 3/15/17	25,000	28,188

		452,289

Communications Equipment–0.10%
Avaya
#144A 7.00% 4/1/19	55,000	51,288
9.75% 11/1/15	55,000	45,788
Motorola Solutions 3.75% 5/15/22	130,000	128,463

		225,539

Computers & Peripherals–0.04%
#Seagate Technology International 144A 10.00% 5/1/14	73,000	81,395

		81,395

Construction & Engineering–0.03%
ABB Finance USA 2.875% 5/8/22	80,000	81,097

		81,097

Construction Materials–0.06%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	85,000	72,356
Headwaters 7.625% 4/1/19	80,000	79,000

		151,356

Consumer Finance–0.03%
John Deere Capital 2.80% 1/27/23	65,000	65,384

		65,384

Containers & Packaging–0.06%
Berry Plastics 9.75% 1/15/21	60,000	65,550
#Consolidated Container 144A 10.125% 7/15/20	20,000	20,700
#Plastipak Holdings 144A 10.625% 8/15/19	44,000	50,105

		136,355

Diversified Financial Services–0.54%
Bank of America
3.75% 7/12/16	50,000	50,453
5.70% 1/24/22	25,000	27,584
#CDP Financial 144A 4.40% 11/25/19	250,000	283,031

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Citigroup 4.50% 1/14/22	45,000	$46,568
#ERAC USA Finance 144A 5.25% 10/1/20	95,000	105,977
General Electric Capital
5.875% 1/14/38	25,000	28,801
6.00% 8/7/19	316,000	370,288
•7.125% 12/15/49	100,000	106,038
•#HBOS Capital Funding 144A 6.071% 6/29/49	65,000	42,900
•ING Groep 5.775% 12/29/49	50,000	42,750
Lloyds TSB Bank 4.20% 3/28/17	60,000	61,957
PHH 9.25% 3/1/16	95,000	101,413

		1,267,760

Diversified Telecommunication Services–0.48%
CenturyLink 5.80% 3/15/22	120,000	119,680
#Clearwire Communications 144A 12.00% 12/1/15	94,000	85,705
Intelsat Jackson Holdings 7.25% 10/15/20	75,000	79,125
Level 3 Financing 10.00% 2/1/18	55,000	59,813
Qwest 6.75% 12/1/21	55,000	61,995
Telecom Italia Capital 5.25% 10/1/15	55,000	54,588
Telefonica Emisiones 6.421% 6/20/16	150,000	144,064
#Telesat Canada 144A 6.00% 5/15/17	40,000	40,900
Virgin Media Secured Finance 6.50% 1/15/18	200,000	218,499
#Vivendi 144A
3.45% 1/12/18	120,000	117,657
6.625% 4/4/18	85,000	94,068
Windstream 7.875% 11/1/17	32,000	35,040

		1,111,134

Electric Utilities–0.55%
#American Transmission Systems 144A 5.25% 1/15/22	135,000	152,423
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21	210,000	230,579
ComEd Financing III 6.35% 3/15/33	60,000	60,545

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Detroit Edison 2.65% 6/15/22	30,000	$30,249
Great Plains Energy 5.292% 6/15/22	100,000	108,082
Ipalco Enterprises 5.00% 5/1/18	45,000	45,788
Jersey Central Power & Light 5.625% 5/1/16	50,000	57,340
LG&E & KU Energy 3.75% 11/15/20	100,000	102,636
4.375% 10/1/21	110,000	118,573
•NextEra Energy Capital Holdings 6.35% 10/1/66	120,000	122,512
NiSource Finance 5.80% 2/1/42	75,000	83,130
Pennsylvania Electric 5.20% 4/1/20	55,000	62,143
•PPL Capital Funding 6.70% 3/30/67	40,000	39,990
Public Service Company of Oklahoma 5.15% 12/1/19	70,000	81,109

		1,295,099

Energy Equipment & Services–0.21%
#Hercules Offshore 144A 10.50% 10/15/17	65,000	65,325
Transocean
5.05% 12/15/16	140,000	152,003
6.375% 12/15/21	35,000	40,104
Weatherford Bermuda 4.50% 4/15/22	120,000	123,226
9.625% 3/1/19	85,000	110,919

		491,577

Food & Staples Retailing–0.12%
Ingles Markets 8.875% 5/15/17	32,000	35,000
Kroger 3.40% 4/15/22	85,000	85,102
Safeway 4.75% 12/1/21	100,000	99,360
#Woolworths 144A 3.15% 4/12/16	30,000	31,295
4.55% 4/12/21	35,000	38,912

		289,669

Food Products–0.20%
Del Monte 7.625% 2/15/19	60,000	60,825
•Kraft Foods 1.344% 7/10/13	120,000	120,469

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
#Kraft Foods Group 144A 3.50% 6/6/22	85,000	$87,406
5.00% 6/4/42	55,000	58,442
Tyson Foods 4.50% 6/15/22	125,000	129,375

		456,517

Gas Utilities–0.04%
AmeriGas Finance 6.75% 5/20/20	40,000	40,900
Southwest Gas 3.875% 4/1/22	40,000	42,244

		83,144

Health Care Equipment & Supplies–0.27%
Boston Scientific 6.00% 1/15/20	85,000	101,531
CareFusion 6.375% 8/1/19	225,000	265,750
#Kinetic Concepts 144A 12.50% 11/1/19	50,000	45,750
Zimmer Holdings
3.375% 11/30/21	90,000	92,793
4.625% 11/30/19	120,000	136,395

		642,219

Health Care Providers & Services–0.14%
#AMGH Merger Sub 144A 9.25% 11/1/18	45,000	47,025
Community Health Systems 8.00% 11/15/19	20,000	21,400
8.875% 7/15/15	5,000	5,138
#Highmark 144A
4.75% 5/15/21	40,000	41,001
6.125% 5/15/41	20,000	21,456
#MultiPlan 144A 9.875% 9/1/18	65,000	71,500
WellPoint
3.125% 5/15/22	70,000	70,710
4.625% 5/15/42	40,000	41,404

		319,634

Hotels, Restaurants & Leisure–0.15%
Ameristar Casinos 7.50% 4/15/21	40,000	43,000
CKE Restaurants 11.375% 7/15/18	44,000	50,490
OSI Restaurant Partners 10.00% 6/15/15	37,000	38,157
Pinnacle Entertainment 8.75% 5/15/20	60,000	66,000
Wyndham Worldwide 5.625% 3/1/21	55,000	59,989

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide (continued)
5.75% 2/1/18	65,000	$72,357
Wynn Las Vegas 7.75% 8/15/20	10,000	11,125

		341,118

Household Durables–0.10%
Jarden 6.125% 11/15/22	45,000	47,700
M/I Homes 8.625% 11/15/18	50,000	51,875
Mohawk Industries 6.125% 1/15/16	4,000	4,430
Norcraft 10.50% 12/15/15	35,000	34,825
Ryland Group 8.40% 5/15/17	34,000	38,675
Standard Pacific 10.75% 9/15/16	45,000	53,325

		230,830

Household Products–0.04%
Energizer Holdings 4.70% 5/24/22	95,000	99,316

		99,316

Independent Power Producers & Energy Traders–0.07%
AES 8.00% 6/1/20	35,000	40,338
#Calpine 144A 7.875% 7/31/20	45,000	49,837
GenOn Energy 9.875% 10/15/20	40,000	39,200
NRG Energy 7.875% 5/15/21	40,000	40,600

		169,975

Industrial Conglomerates–0.07%
Koninklijke Philips Electronics
3.75% 3/15/22	70,000	72,799
5.00% 3/15/42	75,000	80,950

		153,749

Insurance–0.46%
Alleghany 4.95% 6/27/22	45,000	45,941
American International Group
4.875% 6/1/22	25,000	25,631
5.85% 1/16/18	10,000	11,082
•Chubb 6.375% 3/29/67	115,000	119,312
•#ILFC E-Capital Trust I 144A 4.28% 12/21/65	120,000	81,521

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
#Liberty Mutual Group 144A
4.95% 5/1/22	100,000	$99,571
6.50% 5/1/42	40,000	40,622
•7.00% 3/15/37	35,000	31,325
MetLife 6.817% 8/15/18	310,000	378,590
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	104,042
Prudential Financial
3.875% 1/14/15	30,000	31,432
6.00% 12/1/17	55,000	63,335
•XL Group 6.50% 12/29/49	65,000	53,138

		1,085,542

Internet Software & Services–0.10%
GXS Worldwide 9.75% 6/15/15	96,000	96,240
Symantec
2.75% 6/15/17	55,000	55,309
4.20% 9/15/20	85,000	87,100

		238,649

IT Services–0.06%
First Data
9.875% 9/24/15	40,000	40,700
11.25% 3/31/16	40,000	37,900
Western Union 3.65% 8/22/18	50,000	54,208

		132,808

Life Sciences Tools & Services–0.00%
Bio-Rad Laboratories 8.00% 9/15/16	4,000	4,440

		4,440

Machinery–0.02%
Caterpillar 2.60% 6/26/22	45,000	44,980

		44,980

Media–0.44%
Affinion Group 7.875% 12/15/18	65,000	55,738
Clear Channel Communications 9.00% 3/1/21	35,000	30,625
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20	35,000	34,388
Comcast 3.125% 7/15/22	60,000	60,411

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
DIRECTV Holdings 3.80% 3/15/22	215,000	$217,866
DISH DBS
#144A 5.875% 7/15/22	40,000	40,600
7.875% 9/1/19	40,000	46,300
Historic TW 6.875% 6/15/18	170,000	209,723
#Sinclair Television Group 144A 9.25% 11/1/17	32,000	35,520
#Sirius XM Radio 144A 8.75% 4/1/15	70,000	79,100
Time Warner 4.90% 6/15/42	25,000	25,466
Time Warner Cable 8.25% 4/1/19	78,000	102,061
#Univision Communications 144A 6.875% 5/15/19	50,000	51,750
#XM Satellite Radio 144A 13.00% 8/1/13	40,000	44,800

		1,034,348

Metals & Mining–0.53%
AK Steel 7.625% 5/15/20	35,000	29,750
Alcoa 5.40% 4/15/21	90,000	89,774
ArcelorMittal 9.85% 6/1/19	160,000	190,652
Barrick Gold 3.85% 4/1/22	240,000	248,982
Barrick North America Finance 4.40% 5/30/21	40,000	43,193
Century Aluminum 8.00% 5/15/14	56,000	55,720
#Essar Steel Algoma 144A 9.875% 6/15/15	35,000	29,838
#FMG Resources August 2006 144A 7.00% 11/1/15	55,000	56,375
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	90,000	88,728
Novelis 8.75% 12/15/20	60,000	64,950
Ryerson 12.00% 11/1/15	56,000	56,560
Steel Dynamics 7.75% 4/15/16	32,000	33,120
Teck Resources
3.00% 3/1/19	40,000	39,796
4.75% 1/15/22	20,000	21,532
Vale Overseas 4.375% 1/11/22	194,000	198,525

		1,247,495

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail–0.07%
Dollar General 4.125% 7/15/17	15,000	$15,281
Macy's Retail Holdings 5.90% 12/1/16	67,000	77,304
Target 4.00% 7/1/42	75,000	74,197

		166,782

Multi-Utilities–0.46%
Ameren Illinois 9.75% 11/15/18	258,000	348,417
CenterPoint Energy 5.95% 2/1/17	95,000	108,431
CMS Energy
4.25% 9/30/15	65,000	67,904
6.25% 2/1/20	60,000	66,932
•Integrys Energy Group 6.11% 12/1/66	55,000	55,055
Puget Energy 6.00% 9/1/21	35,000	37,319
•Puget Sound Energy 6.974% 6/1/67	145,000	146,373
SCANA 4.125% 2/1/22	75,000	75,827
•Wisconsin Energy 6.25% 5/15/67	165,000	171,779

		1,078,037

Oil, Gas & Consumable Fuels–1.51%
#Continental Resources 144A 5.00% 9/15/22	35,000	35,569
Ecopetrol 7.625% 7/23/19	64,000	80,960
El Paso Pipeline Partners Operating 6.50% 4/1/20	90,000	104,902
•Enbridge Energy Partners 8.05% 10/1/37	135,000	146,412
Energy Transfer Partners 9.70% 3/15/19	65,000	83,452
#ENI 144A 4.15% 10/1/20	175,000	173,965
•Enterprise Products Operating 7.034% 1/15/68	165,000	176,752
Forest Oil 7.25% 6/15/19	47,000	43,358
Holly 9.875% 6/15/17	40,000	44,200
#IPIC GMTN 144A 5.50% 3/1/22	200,000	219,000
Kinder Morgan Energy Partners
3.95% 9/1/22	70,000	71,063
9.00% 2/1/19	110,000	142,280

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Murray Energy 144A 10.25% 10/15/15	46,000	$40,595
Newfield Exploration 5.625% 7/1/24	20,000	20,475
#NFR Energy 144A 9.75% 2/15/17	45,000	37,575
Occidental Petroleum 2.70% 2/15/23	80,000	80,684
Pemex Project Funding Master Trust 6.625% 6/15/35	30,000	35,850
Petrobras International Finance
5.375% 1/27/21	162,000	175,409
5.75% 1/20/20	113,000	124,173
PetroHawk Energy 7.25% 8/15/18	90,000	101,338
Petroleos de Venezuela 9.00% 11/17/21	573,000	419,436
#Petroleos Mexicanos 144A 5.50% 6/27/44	80,000	82,000
Petroleum Development 12.00% 2/15/18	34,000	36,550
Plains All American Pipeline 8.75% 5/1/19	115,000	151,883
Pride International 6.875% 8/15/20	200,000	245,789
Range Resources 5.00% 8/15/22	50,000	49,438
Talisman Energy 5.50% 5/15/42	105,000	108,253
•TransCanada PipeLines 6.35% 5/15/67	190,000	195,856
Williams Partners
4.00% 11/15/21	65,000	67,652
7.25% 2/1/17	90,000	107,946
#Woodside Finance 144A 8.75% 3/1/19	100,000	129,646

		3,532,461

Paper & Forest Products–0.27%
Domtar 4.40% 4/1/22	55,000	53,992
Georgia-Pacific 8.00% 1/15/24	215,000	287,759
International Paper
4.75% 2/15/22	155,000	169,511
6.00% 11/15/41	45,000	50,918
9.375% 5/15/19	15,000	20,164
Smurfit Kappa Funding 7.75% 4/1/15	41,000	41,615

		623,959

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals–0.04%
NBTY 9.00% 10/1/18	85,000	$94,350

		94,350

Professional Services–0.02%
FTI Consulting 6.75% 10/1/20	45,000	47,700

		47,700

Real Estate Investment Trusts–0.61%
Alexandria Real Estate Equities 4.60% 4/1/22	95,000	97,457
American Tower 4.70% 3/15/22	30,000	30,857
5.90% 11/1/21	100,000	111,484
Boston Properties 3.85% 2/1/23	60,000	60,692
Brandywine Operating Partnership 4.95% 4/15/18	90,000	92,283
DDR 4.625% 7/15/22	25,000	24,722
Developers Diversified Realty 4.75% 4/15/18	65,000	67,503
7.50% 4/1/17	10,000	11,484
7.875% 9/1/20	120,000	143,708
9.625% 3/15/16	30,000	36,469
Digital Realty Trust 5.25% 3/15/21	175,000	186,615
Host Hotels & Resorts
#144A 5.25% 3/15/22	35,000	36,050
5.875% 6/15/19	30,000	32,550
6.00% 11/1/20	40,000	43,600
6.00% 10/1/21	31,000	34,178
Liberty Property 4.125% 6/15/22	40,000	40,447
Mack-Cali Realty 4.50% 4/18/22	55,000	56,544
Regency Centers 4.80% 4/15/21	95,000	101,773
UDR 4.625% 1/10/22	85,000	90,197
#WEA Finance 144A 4.625% 5/10/21	120,000	127,050

		1,425,663

Real Estate Management & Development–0.05%
#Qatari Diar Finance 144A 5.00% 7/21/20	100,000	112,500

		112,500

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail–0.01%
Burlington Northern Santa Fe 5.65% 5/1/17		25,000	$29,343

			29,343

Semiconductors & Semiconductor Equipment–0.09%
National Semiconductor 6.60% 6/15/17		165,000	204,192

			204,192

Textiles, Apparel & Luxury Goods–0.02%
Hanesbrands 6.375% 12/15/20		50,000	52,875

			52,875

Trading Companies & Distributors–0.02%
RSC Equipment Rental 10.25% 11/15/19		45,000	50,850

			50,850

Wireless Telecommunication Services–0.26%
#Crown Castle Towers 144A 4.883% 8/15/20		455,000	494,836
NII Capital 7.625% 4/1/21		63,000	54,338
#Sprint Nextel 144A 9.125% 3/1/17		55,000	57,888

			607,062

Total Corporate Bonds (Cost $24,342,899)			25,596,446

NON-AGENCY ASSET-BACKED SECURITIES–0.36%
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16		100,000	100,654
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		100,000	101,944
#Cabela’s Master Credit Card Trust Series 2012-1A A1 144A 1.63% 2/18/20		100,000	101,228
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		12,950	12,972
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		100,000	121,073
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	100,192

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.792% 9/15/14		100,000	$100,323
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		100,000	101,582
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		38,700	40,704
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.642% 10/15/15		50,000	50,165

Total Non-Agency Asset-Backed Securities
(Cost $803,761)			830,837

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.07%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		7,510	7,597
Series 2005-6 7A1 5.50% 7/25/20		5,919	5,899
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		100,000	78,134
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 4.966% 1/25/36		26,747	22,026
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.277% 4/25/35		4,313	4,349
Series 2007-A1 7A4 3.414% 7/25/35		33,687	16,008
•MASTR ARM Trust Series 2006-2 4A1 4.51% 2/25/36		10,506	9,121
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		28,807	26,605

Total Non-Agency Collateralized Mortgage Obligations (Cost $137,387)			169,739

rREGIONAL BONDS–0.80%
Australia–0.51%
New South Wales Treasury 6.00% 4/1/19	AUD	203,000	238,270
Queensland Treasury
6.00% 9/14/17	AUD	156,000	178,203
6.25% 6/14/19	AUD	656,000	773,496

			1,189,969

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

rREGIONAL BONDS (continued)
Canada–0.29%
Province of Ontario 3.15% 6/2/22	CAD	461,000	$467,964
Province of Quebec 4.25% 12/1/21	CAD	200,000	220,247

			688,211

Total Regional Bonds (Cost $1,787,524)			1,878,180

«SENIOR SECURED LOANS–1.43%
Allied Security Holdings Tranche 2L 8.50% 1/21/18		35,000	35,153
Bausch & Lomb Tranche B 4.75% 4/17/19		65,000	64,756
BNY ConvergEx Group
8.75% 12/16/17		45,787	43,498
(EZE Castle Software) 8.75% 11/29/17		19,213	18,252
Brock Holdings III
10.00% 2/15/18		30,000	29,700
Tranche B 6.00% 2/15/17		28,743	28,701
Burlington Coat Factory Warehouse 5.75% 5/1/17		137,613	137,173
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		228,000	203,633
Chrysler Group 6.00% 4/28/17		190,572	192,239
Clear Channel Communications Tranche A 3.639% 7/30/14		109,473	100,258
Consolidated Container 5.75% 9/28/14		35,000	34,886
DaVita Tranche B 4.50% 10/20/16		25,000	25,025
Delos Aircraft 4.75% 3/17/16		215,000	215,986
Delta Air Lines Tranche B 5.50% 3/29/17		59,524	59,543
Emdeon Tranche B 5.00% 11/2/18		59,700	59,791
First Data
5.00% 3/24/17		220,450	210,667
Tranche B2 2.995% 9/24/14		60,000	57,916
Frac Tech International Tranche B 6.25% 4/19/16		44,480	40,749
GenOn Energy Tranche B 6.00% 6/20/17		64,023	63,603
Hologic 7.50% 4/29/19		50,000	50,125

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Houghton International Tranche B1 6.75% 1/11/16	34,412	$34,671
IASIS Healthcare Tranche B 5.00% 4/18/18	64,836	63,782
Immucor Tranche B 7.25% 7/2/18	24,813	24,991
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18	60,000	60,056
Knology Tranche B 4.00% 8/8/17	75,000	74,898
Lawson Software Tranche B 6.25% 3/16/18	205,000	206,393
Level 3 Financing Tranche B2 5.75% 4/11/18	75,000	75,129
Lord & Taylor 5.75% 12/2/18	29,925	29,984
Multiplan Tranche B 4.75% 8/26/17	31,680	31,353
Nuveen Investments
5.863% 5/13/17	95,812	94,543
8.25% 3/1/19	120,000	120,675
OSI Restaurant Partners
2.563% 6/13/14	72,351	71,401
2.593% 6/14/13	7,179	7,085
PQ 6.74% 7/30/15	65,000	61,943
Protection One 5.75% 3/31/19	60,000	59,924
Remy International Tranche B 6.25% 12/16/16	62,504	62,660
Reynolds Group Holdings Tranche C 6.50% 7/7/18	158,467	160,076
Sensus USA 2nd Lien 8.50% 4/13/18	80,000	79,800
Toys R Us Delaware Tranche B 6.00% 9/1/16	69,296	65,399
Univision Communications 4.489% 3/29/17	173,872	164,948
Visant 5.25% 12/31/16	51,957	50,545
Zayo Group Tranche B 7.125% 3/18/19	70,000	70,363

Total Senior Secured Loans
(Cost $3,323,998)		3,342,273

rSOVEREIGN BONDS– 2.05%
Brazil–0.06%
Federal Republic of Brazil 5.625% 1/7/41	106,000	130,539

		130,539

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Canada–0.08%
Canadian Government
3.75% 6/1/19	CAD	97,000	$109,580
4.00% 6/1/17	CAD	68,000	75,411

			184,991

Chile–0.12%
Chile Government International 5.50% 8/5/20	CLP	130,000,000	278,069

			278,069

Colombia–0.06%
Colombia Government International 6.125% 1/18/41		105,000	137,025

			137,025

Finland–0.05%
Finland Government 4.00% 7/4/25	EUR	72,000	107,293

			107,293

Indonesia–0.10%
Indonesia Treasury
7.00% 5/15/22	IDR	1,380,000,000	156,517
11.00% 11/15/20	IDR	484,000,000	68,101

			224,618

Malaysia–0.03%
Malaysia Government 4.262% 9/15/16	MYR	217,000	71,463

			71,463

Mexico–0.13%
Mexican Bonos
6.50% 6/10/21	MXN	878,100	71,500
8.50% 5/31/29	MXN	1,777,300	162,937
Mexico Government International 4.75% 3/8/44		70,000	75,600

			310,037

Norway–0.31%
Norwegian Government
3.75% 5/25/21	NOK	1,433,000	277,677
4.25% 5/19/17	NOK	484,000	91,819
4.50% 5/22/19	NOK	1,840,000	365,766

			735,262

Panama–0.07%
Panama Government International
6.70% 1/26/36		27,000	36,585

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Panama (continued)
7.25% 3/15/15		58,000	$66,410
8.875% 9/30/27		44,000	68,530

			171,525

Peru–0.12%
Republic of Peru
5.625% 11/18/50		30,000	36,525
7.125% 3/30/19		191,000	246,390

			282,915

Philippines–0.09%
Republic of Philippines
6.50% 1/20/20		100,000	124,750
9.50% 10/21/24		65,000	98,800

			223,550

Poland–0.07%
Poland Government
5.00% 10/24/13	PLN	96,000	28,940
5.25% 10/25/17	PLN	470,000	144,195

			173,135

Republic of Korea–0.04%
Korea Treasury Inflation-Linked 2.75% 6/10/20	KRW	93,450,937	92,929

			92,929

Russia–0.11%
Russian-Eurobond 7.50% 3/31/30		214,016	257,480

			257,480

South Africa–0.34%
#Eskom Holdings 144A 5.75% 1/26/21		230,000	252,713
South Africa Government 7.25% 1/15/20	ZAR	659,000	81,192
8.00% 12/21/18	ZAR	3,110,000	403,232
10.50% 12/21/26	ZAR	360,000	53,575

			790,712

Turkey–0.05%
Turkey Government International 5.625% 3/30/21		100,000	109,625

			109,625

United Kingdom–0.17%
United Kingdom Gilt 4.25% 12/7/27	GBP	55,000	107,023

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
United Kingdom (continued)
4.50% 3/7/19	GBP	47,000	$89,491
4.75% 3/7/20	GBP	100,000	195,171

			391,685

Uruguay–0.05%
Republic of Uruguay 8.00% 11/18/22		82,500	116,531

			116,531

Total Sovereign Bonds (Cost $4,556,474)			4,789,384

U.S. TREASURY OBLIGATIONS–1.80%
U.S. Treasury Bond 3.125% 2/15/42		1,850,000	1,987,305
U.S. Treasury Notes 0.75% 6/30/17		115,000	115,135
¥1.75% 5/15/22		2,100,000	2,117,390

Total U.S. Treasury Obligations (Cost $4,212,921)			4,219,830

	Number of Shares	Value (U.S. $)

WARRANT–0.01%
†Kinder Morgan	14,644	$31,631

Total Warrant (Cost $26,213)	Principal Amount°	31,631

SHORT-TERM INVESTMENTS–3.37%
≠Discounted Commercial Paper–3.35%
Abbey National North America 0.17% 7/2/12	7,835,000	7,834,963

		7,834,963

	Number of Shares
Money Market Mutual Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund	55,232	55,232

		55,232

Total Short-Term Investments (Cost $7,890,195)		7,890,195

TOTAL VALUE OF SECURITIES–100.34% (Cost $201,049,129)	234,813,194
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)	(802,340)

NET ASSETS APPLICABLE TO 18,766,696 SHARES OUTSTANDING–100.00%	$234,010,854

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND STANDARD CLASS ($205,369,562 / 16,466,638 Shares)	$12.472

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND SERVICE CLASS ($28,641,292 / 2,300,058 Shares)	$12.452

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$227,301,303
Undistributed net investment income	3,182,062
Accumulated net realized loss	(30,267,996)
Net unrealized appreciation of investments and derivatives	33,795,485

Total net assets	$234,010,854

†	Non income producing security.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

=	Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $578,437, which represented 0.25% of the Fund's net assets. See Note 1 in “Notes to Financial Statements.”

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $7,609,117, which represented 3.25% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.’’

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

f	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2012.

r	Securities have been classified by country of origin.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.

¥	Fully or partially pledged as collateral for futures contracts.

≠	The rate shown is the effective yield at the time of purchase.

«	Includes foreign currencies valued at $1,151,160 with a cost of $1,162,119.

The	following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(226,053)	USD	220,155	7/13/12	$(10,960)
BAML	BRL	205,790	USD	(100,141)	7/13/12	2,028
BAML	CLP	(50,615,000)	USD	98,784	7/13/12	(2,379)
BAML	EUR	(558,662)	USD	702,613	7/13/12	(4,149)
BAML	HUF	(182,118,050)	USD	769,436	7/13/12	(35,156)
BAML	JPY	(33,614,194)	USD	423,275	7/13/12	2,669
BAML	MXN	(2,180,492)	USD	159,705	7/13/12	(3,468)
BAML	NOK	(1,196,608)	USD	198,723	7/13/12	(2,046)
BAML	NZD	(84,484)	USD	63,478	7/13/12	(4,069)
BAML	ZAR	(661,000)	USD	78,711	7/13/12	(2,039)
BCLY	AUD	(164,290)	USD	160,122	7/13/12	(7,847)
BCLY	JPY	12,352,985	USD	(155,473)	7/13/12	(904)
BCLY	PLN	(615,402)	USD	180,000	7/13/12	(4,338)
CITI	EUR	(237,235)	USD	298,575	7/13/12	(1,550)
CITI	HUF	(42,071,130)	USD	180,000	7/13/12	(5,869)
CITI	JPY	14,637,525	USD	(184,382)	7/13/12	(1,226)
GSC	BRL	675,236	USD	(327,707)	7/13/12	7,530
GSC	GBP	(171,025)	USD	268,338	7/13/12	505
GSC	NOK	(387,520)	USD	64,501	7/13/12	(518)
HSBC	AUD	(197,714)	USD	198,031	7/3/12	(4,310)
HSBC	AUD	(311,302)	USD	303,551	7/13/12	(14,723)
HSBC	CAD	197,006	USD	(191,653)	7/13/12	1,799
HSBC	EUR	(65,086)	USD	81,891	7/13/12	(449)
HSBC	GBP	(69,000)	USD	107,305	7/13/12	(752)
HSBC	JPY	20,725,130	USD	(260,605)	7/13/12	(1,276)
HSBC	NOK	(1,168,749)	USD	194,785	7/13/12	(1,309)
JPMC	BRL	337,250	USD	(164,753)	7/13/12	2,683
JPMC	CAD	(165,043)	USD	160,704	7/13/12	(1,362)
JPMC	CHF	251,223	USD	(263,139)	7/13/12	1,518
JPMC	EUR	(205,487)	USD	258,543	7/13/12	(1,417)
JPMC	IDR	(348,170,000)	USD	36,192	7/13/12	(808)
JPMC	NOK	(1,983,608)	USD	330,024	7/13/12	(2,789)
MNB	CAD	(56,514)	USD	54,556	7/3/12	(952)
MNB	HKD	(15,539)	USD	2,004	7/2/12	1
MNB	JPY	12,420,727	USD	(156,472)	7/3/12	(1,077)
MNB	KRW	10,018,507	USD	(8,747)	7/2/12	29
MNB	KRW	6,030,514	USD	(5,287)	7/3/12	(5)
MNB	PLN	1,931	USD	(581)	7/2/12	(1)

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MSC	BRL	310,065	USD	(151,746)	7/13/12	$2,194
MSC	EUR	(410,877)	USD	517,361	7/13/12	(2,438)
MSC	GBP	(58,800)	USD	92,231	7/13/12	148
MSC	JPY	11,230,768	USD	(141,388)	7/13/12	(859)
MSC	NOK	(1,716,191)	USD	285,574	7/13/12	(2,371)
MSC	PLN	(581,045)	USD	170,000	7/13/12	(4,047)

						$(106,359)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7 Long Gilt	$1,296,002	$1,305,767	9/26/12	$9,765
5 U.S. Treasury 10 yr Notes	663,960	666,875	9/28/12	2,915

	$1,959,962			$12,680

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	ITRAXX Europe Crossover 16.1 5 yr CDS	EUR 880,000	5.00%	12/20/16	$(26,640)
MSC	ITRAXX Europe Subordinate Financials 17.1 5 yr CDS	EUR 1,905,000	5.00%	6/20/17	136,761
	Japan
MSC	5 yr CDS	USD 160,000	1.00%	9/20/16	(2,821)
MSC	5 yr CDS	226,000	1.00%	3/20/17	(5,678)
	Kingdom of Belgium
MSC	5 yr CDS	292,000	1.00%	12/20/16	(10,701)
MSC	5 yr CDS	90,000	1.00%	3/20/17	(3,872)
MSC	5 yr CDS	92,000	1.00%	6/20/17	(1,517)
	Kingdom of Spain
MSC	5 yr CDS	603,000	1.00%	6/20/16	53,603
MSC	5 yr CDS	230,000	1.00%	9/20/16	9,509
MSC	5 yr CDS	190,000	1.00%	3/20/17	8,578
MSC	5 yr CDS	100,000	1.00%	6/20/17	1,170
	Republic of France
MSC	5 yr CDS	445,000	0.25%	9/20/16	(3,589)
MSC	5 yr CDS	154,000	0.25%	12/20/16	(2,013)
MSC	5 yr CDS	244,000	0.25%	6/20/17	(2,780)
	Republic of Italy
MSC	5 yr CDS	160,000	1.00%	9/20/16	7,310
MSC	5 yr CDS	90,000	1.00%	3/20/17	(1,456)

					$155,864

The use of foreign currency exchange contracts, futures contracts and swaps contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CHF–Swiss Franc

CITI–Citigroup Global Markets

CLP–Chilean Peso

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transaction, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Opera tions

Six Months Ended June 30, 2012 (Unaudited)

LVIP Delaware Foundation® Aggressive Allocation Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$2,695,615
Interest	1,304,156
Foreign tax withheld	(110,788)

3,888,983

EXPENSES:
Management fees	990,074
Accounting and administration expenses	57,427
Reports and statements to shareholders	50,655
Distribution expenses-Service Class	37,040
Custodian fees	25,510
Pricing fees	22,938
Professional fees	20,062
Trustees’ fees	3,358
Other	23,793

1,230,857
Less expenses waived/reimbursed	(230,145)

Total operating expenses	1,000,712

NET INVESTMENT INCOME	2,888,271

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,454,631
Foreign currencies	(81,554)
Foreign currency exchange contracts	(44,162)
Futures contracts	(98,051)
Swap contracts	(566,667)
Options written	36,422

Net realized gain	5,700,619

Net change in unrealized appreciation (depreciation) of:
Investments	4,512,212
Foreign currencies	(21,887)
Foreign currency exchange contracts	(276,278)
Futures contracts	(5,654)
Swap contracts	183,092
Options written	(3,135)

Net change in unrealized appreciation (depreciation)	4,388,350

NET REALIZED AND UNREALIZED GAIN	10,088,969

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,977,240

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,888,271	$5,686,792
Net realized gain	5,700,619	11,187,310
Net change in unrealized appreciation (depreciation)	4,388,350	(21,965,141)

Net increase (decrease) in net assets resulting from operations	12,977,240	(5,091,039)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,162,193)
Service Class	—	(587,336)

	—	(5,749,529)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,218,279	17,162,052
Service Class	2,843,019	6,578,930
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,162,193
Service Class	—	587,336

	13,061,298	29,490,511

Cost of shares repurchased:
Standard Class	(45,737,607)	(41,249,699)
Service Class	(4,822,511)	(13,026,279)

	(50,560,118)	(54,275,978)

Decrease in net assets derived from capital share transactions	(37,498,820)	(24,785,467)

NET DECREASE IN NET ASSETS	(24,521,580)	(35,626,035)
NET ASSETS:
Beginning of period	258,532,434	294,158,469

End of period (including undistributed net investment income of $3,182,062 and $403,345, respectively)	$234,010,854	$258,532,434

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Aggressive Allocation Fund

Fin ancial Highlights1

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Standard Class

	Six Months Ended 6/30/12[2] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09[3]	12/31/08	12/31/07
Net asset value, beginning of period	$11.855	$12.376	$11.303	$8.695	$15.589	$15.646

Income (loss) from investment operations:
Net investment income[4]	0.138	0.255	0.257	0.200	0.275	0.301
Net realized and unrealized gain (loss)	0.479	(0.508)	1.138	2.575	(5.059)	0.668

Total from investment operations	0.617	(0.253)	1.395	2.775	(4.784)	0.969

Less dividends and distributions from:
Net investment income	—	(0.268)	(0.322)	(0.167)	(0.828)	(0.272)
Net realized gain	—	—	—	—	(1.267)	(0.754)
Return on capital	—	—	—	—	(0.015)	—

Total dividends and distributions	—	(0.268)	(0.322)	(0.167)	(2.110)	(1.026)

Net asset value, end of period	$12.472	$11.855	$12.376	$11.303	$8.695	$15.589

Total return[5]	5.20%	(2.03% )	12.48%	31.99%	(33.22% )	6.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$205,370	$229,418	$257,945	$246,994	$158,129	$280,964
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.79%	0.85%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.90%	0.89%	0.93%	0.93%	0.85%	0.87%
Ratio of net investment income to average net assets	2.22%	2.04%	2.23%	2.07%	2.10%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.05%	1.88%	2.03%	1.93%	2.10%	1.88%
Portfolio turnover	44%	81%	95%	185%	116%	99%

[1]

Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund's sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–30

LVIP Delaware Foundation® Aggressive Allocation Fund

Financial Highlights1 (continued)

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Service Class

	Six Months Ended 6/30/12[2] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09[3]	12/31/08	12/31/07
Net asset value, beginning of period	$11.851	$12.371	$11.300	$8.696	$15.573	$15.631

Income (loss) from investment operations:
Net investment income[4]	0.122	0.223	0.228	0.176	0.243	0.261
Net realized and unrealized gain (loss)	0.479	(0.506)	1.136	2.573	(5.048)	0.667

Total from investment operations	0.601	(0.283)	1.364	2.749	(4.805)	0.928

Less dividends and distributions from:
Net investment income	—	(0.237)	(0.293)	(0.145)	(0.788)	(0.232)
Net realized gain	—	—	—	—	(1.267)	(0.754)
Return on capital	—	—	—	—	(0.017)	—

Total dividends and distributions	—	(0.237)	(0.293)	(0.145)	(2.072)	(0.986)

Net asset value, end of period	$12.452	$11.851	$12.371	$11.300	$8.696	$15.573

Total return[5]	5.07%	(2.27% )	12.21%	31.66%	(33.38% )	6.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,641	$29,114	$36,213	$41,423	$46,292	$63,912
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	1.04%	1.10%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.15%	1.14%	1.18%	1.18%	1.10%	1.12%
Ratio of net investment income to average net assets	1.97%	1.79%	1.98%	1.82%	1.85%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.80%	1.63%	1.78%	1.68%	1.85%	1.63%
Portfolio turnover	44%	81%	95%	185%	116%	99%

[1]

Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund's sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–31

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Fi nancial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Aggressive Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Delaware Foundation® Aggressive Allocation Fund–32

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.10% of average daily net assets of the Fund’s advisory fee. The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Delaware Management Company (DMC) (Sub-Advisor), a series of Delaware Management Business Trust is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $10,561 and $1,465, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$100,813
Distribution fees payable to LFD	5,767

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $90,474,447 and sales of $126,646,001 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2012, the Fund made purchases of $22,462,739 and sales of $23,301,668 of long-term U.S. government securities.

LVIP Delaware Foundation® Aggressive Allocation Fund–33

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $203,514,374. At June 30, 2012, net unrealized appreciation was $31,298,820, of which $41,813,501 related to unrealized appreciation of investments and $10,514,681 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$10,245,175	$150,357	$10,395,532
Common Stock	116,131,410	36,619,288	578,437	153,329,135
Corporate Debt	20,096	29,648,576	50,125	29,718,797
Foreign Debt	—	6,667,564	—	6,667,564
Investment Companies	22,455,274	—	—	22,455,274
U.S. Treasury Obligations	—	4,219,830	—	4,219,830
Other	136,867	—	—	136,867
Short-Term Investments	55,232	7,834,963	—	7,890,195

Total	$138,798,879	$95,235,396	$778,919	$234,813,194

Foreign Currency Exchange Contracts	$—	$(106,359)	$—	$(106,359)

Futures Contracts	$12,680	$—	$—	$12,680

Swap Contracts	$—	$155,864	$—	$155,864

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

LVIP Delaware Foundation® Aggressive Allocation Fund–34

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $34,084,187 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$5,749,529

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$227,301,303
Undistributed ordinary income	3,728,777
Realized gains 1/1/12-6/30/12	5,078,463
Capital loss carryforwards as of 12/31/11	(33,134,695)
Other temporary differences	(126,950)
Unrealized appreciation	31,163,956

Net assets	$234,010,854

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax deferral of losses on straddles, tax treatment of CDS contracts, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax treatment of market discount and premium on debt instruments and unrealized gain on passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, and paydown gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Gain
$(109,554)	$109,554

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $33,134,695 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital gains of $5,078,463, which may reduce the capital loss carryforwards.

LVIP Delaware Foundation® Aggressive Allocation Fund–35

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	814,155	1,372,038
Service Class	227,195	526,970
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	436,986
Service Class	—	49,797

	1,041,350	2,385,791

Shares repurchased:
Standard Class	(3,700,066)	(3,299,430)
Service Class	(383,805)	(1,047,410)

	(4,083,871)	(4,346,840)

Net decrease	(3,042,521)	(1,961,049)

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including

LVIP Delaware Foundation® Aggressive Allocation Fund–36

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended June 30, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2011	7	$7,479
Options written	87	57,776
Options expired	(15)	(17,008)
Options terminated in closing purchase transactions	(79)	(48,247)

Options outstanding at June 30, 2012	—	$—

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps.    A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, net unrealized appreciation of CDS contracts was $155,864. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 2,785,000 and USD 3,076,000 less the value of the contracts’ related reference obligations. The Fund received $350,000 in securities collateral for open swap contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.    Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Delaware Foundation® Aggressive Allocation Fund–37

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$7,540	Liabilities net of receivables and other assets	$(113,899)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	12,680	Liabilities net of receivables and other assets	—
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	155,864	Liabilities net of receivables and other assets	—

Total		$176,084		$(113,899)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(44,162)	$(276,278)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(98,051)	(5,654)
Interest rate contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	36,422	(3,135)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(566,667)	183,092

Total		$(672,458)	$(101,975)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD 3,270,607	USD 7,895,925
Futures contracts (average notional value)	2,249,461	651,491
Options contracts (average notional value)	2,305	9,544
Swap contracts (average notional value)	—	EUR 2,742,280
Swap contracts (average notional value)	—	USD 3,734,880

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

LVIP Delaware Foundation® Aggressive Allocation Fund–38

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

8. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and Illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Aggressive Allocation Fund–39

LVIP Delaware Foundation® Conservative Allocation Fund

LVIP Delaware Foundation® Conservative Allocation Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Delaware Foundation® Conservative Allocation Fund

LVIP Delaware Foundation® Conservative Allocation Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the tables reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,046.70	0.73%	$3.71
Service Class Shares	1,000.00	1,045.50	0.98%	4.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.23	0.73%	$3.67
Service Class Shares	1,000.00	1,019.99	0.98%	4.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation

As of June 30, 2012 (Unaudited)

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	32.57%
U.S. Markets	20.98%
Aerospace & Defense	0.68%
Air Freight & Logistics	0.18%
Auto Components	0.05%
Automobiles	0.05%
Beverages	0.15%
Biotechnology	0.24%
Building Products	0.02%
Capital Markets	0.35%
Chemicals	0.38%
Commercial Banks	0.34%
Commercial Services & Supplies	0.29%
Communications Equipment	0.90%
Computers & Peripherals	0.92%
Construction & Engineering	0.09%
Consumer Finance	0.05%
Containers & Packaging	0.04%
Diversified Consumer Services	0.10%
Diversified Financial Services	0.55%
Diversified Telecommunication Services	0.53%
Electric Utilities	0.27%
Electrical Equipment	0.02%
Electronic Equipment, Instruments & Components	0.05%
Energy Equipment & Services	0.39%
Food & Staples Retailing	0.65%
Food Products	0.56%
Gas Utilities	0.03%
Health Care Equipment & Supplies	0.36%
Health Care Providers & Services	0.59%
Health Care Technology	0.04%
Hotels, Restaurants & Leisure	0.29%
Household Durables	0.06%
Household Products	0.37%
Industrial Conglomerates	0.08%
Insurance	1.00%
Internet & Catalog Retail	0.29%
Internet Software & Services	0.87%
IT Services	1.00%
Life Sciences Tools & Services	0.06%
Machinery	0.35%
Media	0.42%
Metals & Mining	0.08%
Multiline Retail	0.16%
Multi-Utilities	0.05%
Office Electronics	0.19%
Oil, Gas & Consumable Fuels	1.64%

Security Type/Sector	Percentage of Net Assets
Paper & Forest Products	0.05%
Personal Products	0.19%
Pharmaceuticals	1.36%
Professional Services	0.12%
Real Estate Investment Trusts	1.04%
Road & Rail	0.10%
Semiconductors & Semiconductor Equipment	0.36%
Software	0.91%
Specialty Retail	0.38%
Textiles, Apparel & Luxury Goods	0.25%
Thrifts & Mortgage Finance	0.04%
Trading Companies & Distributors	0.06%
Wireless Telecommunication Services	0.34%
Developed Markets	7.18%
Air Freight & Logistics	0.18%
Auto Components	0.09%
Automobiles	0.36%
Beverages	0.32%
Biotechnology	0.03%
Building Products	0.07%
Chemicals	0.23%
Commercial Banks	0.57%
Construction Materials	0.07%
Containers & Packaging	0.27%
Electrical Equipment	0.14%
Energy Equipment & Services	0.20%
Food & Staples Retailing	0.29%
Food Products	0.26%
Household Durables	0.15%
Industrial Conglomerates	0.04%
Insurance	0.17%
IT Services	0.27%
Life Sciences Tools & Services	0.02%
Media	0.11%
Metals & Mining	0.56%
Multiline Retail	0.25%
Multi-Utilities	0.27%
Oil, Gas & Consumable Fuels	0.19%
Pharmaceuticals	1.00%
Professional Services	0.18%
Road & Rail	0.22%
Semiconductors & Semiconductor Equipment	0.03%
Specialty Retail	0.03%
Textiles, Apparel & Luxury Goods	0.19%
Trading Companies & Distributors	0.18%
Wireless Telecommunication Services	0.24%

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets
Emerging Markets	4.41%
Airlines	0.02%
Automobiles	0.08%
Beverages	0.26%
Building Products	0.06%
Chemicals	0.03%
Commercial Banks	0.58%
Construction Materials	0.12%
Diversified Telecommunication Services	0.30%
Electronic Equipment, Instruments & Components	0.15%
Food & Staples Retailing	0.09%
Food Products	0.15%
Household Durables	0.02%
Insurance	0.06%
Internet & Catalog Retail	0.07%
Internet Software & Services	0.14%
IT Services	0.01%
Machinery	0.04%
Media	0.11%
Metals & Mining	0.28%
Oil, Gas & Consumable Fuels	0.70%
Paper & Forest Products	0.06%
Pharmaceuticals	0.04%
Real Estate Management & Development	0.06%
Road & Rail	0.03%
Semiconductors & Semiconductor Equipment	0.43%
Transportation Infrastructure	0.04%
Wireless Telecommunication Services	0.48%
Convertible Preferred Stock	0.14%
Exchange-Traded Funds	5.04%
Preferred Stock	0.46%
Agency Collateralized Mortgage Obligations	0.82%
Agency Mortgage-Backed Securities	6.38%
Commercial Mortgage-Backed Securities	2.26%
Convertible Bonds	1.01%
Corporate Bonds	31.92%
Aerospace & Defense	0.10%
Airlines	0.07%
Auto Components	0.32%
Automobiles	0.25%
Beverages	0.46%
Biotechnology	0.22%
Building Products	0.11%
Capital Markets	0.43%
Chemicals	1.05%
Commercial Banks	2.83%
Commercial Services & Supplies	0.64%
Communications Equipment	0.24%
Computers & Peripherals	0.09%

Security Type/Sector	Percentage of Net Assets
Construction & Engineering	0.15%
Construction Materials	0.28%
Consumer Finance	0.38%
Containers & Packaging	0.19%
Diversified Consumer Services	0.17%
Diversified Financial Services	1.91%
Diversified Telecommunication Services	1.78%
Electric Utilities	1.30%
Electronic Equipment, Instruments & Components	0.03%
Energy Equipment & Services	0.54%
Food & Staples Retailing	0.33%
Food Products	0.70%
Gas Utilities	0.12%
Health Care Equipment & Supplies	0.84%
Health Care Providers & Services	0.37%
Hotels, Restaurants & Leisure	0.43%
Household Durables	0.28%
Household Products	0.10%
Independent Power Producers & Energy Traders	0.19%
Industrial Conglomerates	0.75%
Insurance	1.27%
Internet Software & Services	0.25%
IT Services	0.17%
Life Sciences Tools & Services	0.00%
Machinery	0.08%
Media	1.22%
Metals & Mining	1.54%
Multiline Retail	0.27%
Multi-Utilities	1.10%
Office Electronics	0.04%
Oil, Gas & Consumable Fuels	4.36%
Paper & Forest Products	0.62%
Pharmaceuticals	0.10%
Professional Services	0.05%
Real Estate Investment Trusts	1.64%
Real Estate Management & Development	0.08%
Road & Rail	0.05%
Semiconductors & Semiconductor Equipment	0.37%
Textiles, Apparel & Luxury Goods	0.11%
Trading Companies & Distributors	0.06%
Wireless Telecommunication Services	0.89%
Municipal Bond	0.17%
Non-Agency Asset-Backed Securities	0.83%
Non-Agency Collateralized Mortgage Obligations	0.24%
Regional Bonds	1.70%
Senior Secured Loans	3.53%
Sovereign Bonds	5.16%

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets
U.S. Treasury Obligations	1.83%
Warrant	0.01%
Short-Term Investments	6.45%
Total Value of Securities	100.52%
Liabilities Net of Receivables and Other Assets	(0.52%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	0.80%
QUALCOMM	0.38%
Google Class A	0.34%
Crown Castle International	0.33%
Pfizer	0.33%
AT&T	0.32%
Merck	0.32%
Visa Class A	0.32%
MasterCard Class A	0.31%
Teva Pharmaceutical Industries ADR	0.30%
Total	3.75%

Geography	Percentage of Net Assets
Argentina	0.02%
Australia	1.85%
Bermuda	0.29%
Brazil	1.88%
British Virgin	0.17%
Canada	2.40%
Cayman Islands	0.91%
Chile	0.34%
China	0.46%
Colombia	0.32%
Denmark	0.35%
Finland	0.11%
France	1.50%
Germany	0.29%
Guernsey	0.01%
Hong Kong	0.55%
India	0.30%
Indonesia	0.45%
Ireland	0.34%
Israel	0.35%
Italy	0.14%
Japan	1.15%
Jersey	0.05%
Luxembourg	0.37%

Geography	Percentage of Net Assets
Malaysia	0.11%
Mexico	0.74%
Netherlands	0.80%
Norway	0.73%
Panama	0.23%
Peru	0.25%
Philippines	0.30%
Poland	0.19%
Qatar	0.14%
Republic of Korea	1.11%
Russia	0.52%
Singapore	0.03%
South Africa	1.07%
Spain	0.16%
Sweden	0.28%
Switzerland	0.66%
Taiwan	0.38%
Thailand	0.12%
Turkey	0.16%
United Kingdom	2.88%
United States	68.04%
Uruguay	0.13%
Venezuela	0.44%
Total	94.07%

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–32.57%
U.S. MARKETS–20.98%
Aerospace & Defense–0.68%
†Esterline Technologies	1,800	$112,230
Honeywell International	3,850	214,984
†KEYW Holding	5,160	51,806
Lockheed Martin	1,450	126,266
Northrop Grumman	10,600	676,174
Raytheon	12,000	679,080
Rockwell Collins	1,050	51,818
Triumph Group	2,870	161,495
United Technologies	4,000	302,120

		2,375,973

Air Freight & Logistics–0.18%
Expeditors International of Washington	10,550	408,813
FedEx	1,250	114,513
†Hub Group Class A	3,150	114,030

		637,356

Auto Components–0.05%
†BorgWarner	750	49,193
Cooper Tire & Rubber	3,740	65,600
†Tenneco	2,720	72,950

		187,743

Automobiles–0.05%
Ford Motor	19,850	190,362

		190,362

Beverages–0.15%
Coca-Cola	2,250	175,928
PepsiCo	5,050	356,833

		532,761

Biotechnology–0.24%
†Acorda Therapeutics	2,480	58,429
†Celgene	2,600	166,816
†Gilead Sciences	4,280	219,478
†Incyte	3,100	70,370
†InterMune	3,610	43,140
†ONYX Pharmaceuticals	620	41,199
†Spectrum Pharmaceuticals	5,610	87,292
†Vertex Pharmaceuticals	2,500	139,800

		826,524

Building Products–0.02%
AAON	3,710	69,934

		69,934

Capital Markets–0.35%
Ameriprise Financial	2,650	138,489
Bank of New York Mellon	30,400	667,280

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
BlackRock	1,050	$178,311
†Piper Jaffray	2,300	53,889
State Street	3,700	165,168
Walter Investment Management	600	14,064

		1,217,201

Chemicals–0.38%
Celanese Class A	3,550	122,901
duPont (E.I.) deNemours	16,428	830,763
Eastman Chemical	2,600	130,962
†Ferro	12,880	61,824
Innophos Holdings	1,370	77,350
Koppers Holdings	1,310	44,540
†TPC Group	1,330	49,144

		1,317,484

Commercial Banks–0.34%
†BBCN Bancorp	4,790	52,163
Cardinal Financial	5,480	67,294
City Holding	1,610	54,241
Home Bancshares	2,420	74,004
Independent Bank	2,440	71,272
Park National	1,190	83,003
Prosperity Bancshares	1,750	73,553
Susquehanna Bancshares	8,530	87,859
†Texas Capital Bancshares	1,910	77,145
Trustmark	2,550	62,424
Webster Financial	3,830	82,958
Wells Fargo	11,950	399,608

		1,185,524

Commercial Services & Supplies–0.29%
McGrath RentCorp	1,870	49,555
Republic Services	3,200	84,672
†Tetra Tech	2,630	68,590
United Stationers	3,120	84,084
U.S. Ecology	3,800	67,412
Waste Management	20,100	671,340

		1,025,653

Communications Equipment–0.90%
Adtran	2,750	83,023
Cisco Systems	41,800	717,706
Motorola Solutions	13,700	659,107
†NETGEAR	1,620	55,906
Plantronics	2,370	79,158
†Polycom	17,950	188,834
QUALCOMM	23,665	1,317,667
†ViaSat	1,420	53,633

		3,155,034

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals–0.92%
†Apple	4,805	$2,806,120
†Dell	6,750	84,510
†EMC	10,900	279,367
†Synaptics	2,150	61,555

		3,231,552

Construction & Engineering–0.09%
Fluor	2,550	125,817
Granite Construction	2,390	62,403
†MYR Group	3,750	63,975
URS	2,200	76,736

		328,931

Consumer Finance–0.05%
Capital One Financial	3,100	169,446

		169,446

Containers & Packaging–0.04%
Boise	8,310	54,680
Silgan Holdings	1,670	71,292

		125,972

Diversified Consumer Services–0.10%
†Apollo Group Class A	9,550	345,615

		345,615

Diversified Financial Services–0.55%
CME Group	2,350	630,059
†IntercontinentalExchange	7,025	955,259
JPMorgan Chase	9,400	335,862

		1,921,180

Diversified Telecommunication Services–0.53%
AT&T	31,557	1,125,323
Atlantic Tele-Network	1,200	40,476
Verizon Communications	15,160	673,710

		1,839,509

Electric Utilities–0.27%
Cleco	2,270	94,954
Edison International	14,500	669,900
OGE Energy	2,550	132,065
UIL Holdings	1,660	59,528

		956,447

Electrical Equipment–0.02%
Acuity Brands	1,430	72,801

		72,801

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components–0.05%
Anixter International	1,290	$68,435
†FARO Technologies	2,060	86,685
†Rofin-Sinar Technologies	1,790	33,885

		189,005

Energy Equipment & Services–0.39%
Baker Hughes	1,350	55,485
Bristow Group	1,920	78,086
Halliburton	22,200	630,257
†Key Energy Services	7,300	55,480
Lufkin Industries	1,180	64,098
National Oilwell Varco	1,250	80,550
†Pioneer Drilling	8,650	68,941
†RigNet	3,510	61,039
Schlumberger	4,350	282,359

		1,376,295

Food & Staples Retailing–0.65%
Casey’s General Stores	2,170	128,008
CVS Caremark	20,640	964,507
†Fresh Market	1,080	57,920
Safeway	36,900	669,735
†Susser Holdings	3,180	118,201
Walgreen	11,500	340,170

		2,278,541

Food Products–0.56%
Archer-Daniels-Midland	34,500	1,018,440
General Mills	4,750	183,065
J&J Snack Foods	1,610	95,151
Kraft Foods	16,900	652,678

		1,949,334

Gas Utilities–0.03%
AGL Resources	2,650	102,688

		102,688

Health Care Equipment & Supplies–0.36%
†Align Technology	3,300	110,418
Baxter International	13,100	696,264
Conmed	2,430	67,238
†CryoLife	6,740	35,250
†Haemonetics	1,200	88,932
†Merit Medical Systems	5,917	81,714
†Quidel	4,610	72,285
West Pharmaceutical Services	1,850	93,407

		1,245,508

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services–0.59%
†Air Methods	1,080	$106,110
Cardinal Health	15,600	655,200
†Express Scripts Holding	4,550	254,027
Quest Diagnostics	11,400	682,860
UnitedHealth Group	5,950	348,075

		2,046,272

Health Care Technology–0.04%
†Greenway Medical Technologies	2,970	48,441
Quality Systems	2,700	74,277

		122,718

Hotels, Restaurants & Leisure–0.29%
†AFC Enterprises	4,470	103,436
†Bally Technologies	1,040	48,526
†Buffalo Wild Wings	870	75,377
CEC Entertainment	1,880	68,376
†Cheesecake Factory	1,940	62,002
†Jack in the Box	3,190	88,937
McDonald’s	3,350	296,576
†Shuffle Master	6,800	93,840
Starbucks	3,050	162,626
Starwood Hotels & Resorts Worldwide	350	18,564

		1,018,260

Household Durables–0.06%
Jarden	4,800	201,696

		201,696

Household Products–0.37%
Kimberly-Clark	10,800	904,716
Procter & Gamble	6,370	390,163

		1,294,879

Industrial Conglomerates–0.08%
General Electric	13,800	287,592

		287,592

Insurance–1.00%
AFLAC	3,800	161,842
Allstate	19,000	666,710
American Equity Investment Life Holding	7,580	83,456
Marsh & McLennan	21,100	680,053
Primerica	3,090	82,596
ProAssurance	870	77,508
Progressive	34,200	712,386
Prudential Financial	3,600	174,348
Travelers	13,305	849,390

		3,488,289

	Number of Shares	Value (U.S. $)

COMMON STOCK(continued)
U.S. MARKETS (continued)
Internet & Catalog Retail–0.29%
†priceline.com	1,445	$960,231
†Shutterfly	1,660	50,945

		1,011,176

Internet Software & Services–0.87%
†comScore	2,570	42,302
†eBay	1,850	77,719
†Google Class A	2,020	1,171,742
j2 Global	3,070	81,109
†Liquidity Services	1,300	66,547
†LogMeln	2,240	68,365
†OpenTable	900	40,509
†QuinStreet	3,670	33,984
†ValueClick	3,980	65,232
VeriSign	17,725	772,278
†Vocus	4,000	74,400
†Yahoo	34,300	542,969

		3,037,156

IT Services–1.00%
Accenture Class A	3,200	192,288
†Cognizant Technology Solutions Class A	2,750	165,000
†EPAM Systems	2,130	36,189
†ExlService Holdings	1,570	38,685
International Business Machines	640	125,171
MasterCard Class A	2,525	1,086,028
Syntel	970	58,879
†TeleTech Holdings	4,360	69,760
†Teradata	8,725	628,287
Visa Class A	9,100	1,125,032

		3,525,319

Life Sciences Tools & Services–0.06%
Thermo Fisher Scientific	3,750	194,662

		194,662

Machinery–0.35%
Barnes Group	3,460	84,043
Caterpillar	6,475	549,792
†Chart Industries	1,340	92,138
†Columbus McKinnon	3,960	59,756
Cummins	1,000	96,910
Deere	2,650	214,306
ESCO Technologies	1,900	69,236
†Kadant	2,990	70,116

		1,236,297

Media–0.42%
Cinemark Holdings	2,990	68,322
Comcast Class A	21,100	674,567
Comcast Special Class	10,950	343,830

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Media (continued)
National CineMedia	3,970	$60,225
Regal Entertainment Group Class A	3,350	46,096
Viacom Class B	5,450	256,259

		1,449,299

Metals & Mining–0.08%
Allegheny Technologies	1,700	54,213
†Castle (A.M.)	6,420	68,180
Cliffs Natural Resources	1,650	81,329
†Coeur d’Alene Mines	2,660	46,710
†US Silica Holdings	3,960	44,590

		295,022

Multiline Retail–0.16%
Macy’s	5,150	176,903
Nordstrom	3,800	188,822
Target	3,400	197,846

		563,571

Multi-Utilities–0.05%
MDU Resources Group	5,650	122,097
NorthWestern	1,700	62,390

		184,487

Office Electronics–0.19%
Xerox	84,200	662,654

		662,654

Oil, Gas & Consumable Fuels–1.64%
Berry Petroleum Class A	1,880	74,561
†Carrizo Oil & Gas	3,060	71,941
Chevron	9,871	1,041,390
ConocoPhillips	9,700	542,036
EOG Resources	11,050	995,715
Exxon Mobil	6,350	543,370
Hess	2,600	112,970
Kinder Morgan	21,103	679,938
Marathon Oil	27,115	693,330
†Newfield Exploration	2,850	83,534
Occidental Petroleum	1,500	128,655
†Rosetta Resources	1,900	69,616
†Swift Energy	2,480	46,153
Williams	22,100	636,922

		5,720,131

Paper & Forest Products–0.05%
Buckeye Technologies	1,300	37,037
International Paper	4,500	130,095

		167,132

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Personal Products–0.19%
Avon Products	38,200	$619,222
†Prestige Brands Holdings	3,490	55,177

		674,399

Pharmaceuticals–1.36%
Abbott Laboratories	4,250	273,998
Allergan	10,675	988,185
Johnson & Johnson	10,489	708,637
Medicis Pharmaceutical	1,520	51,908
Merck	26,397	1,102,074
Perrigo	4,025	474,668
Pfizer	49,494	1,138,361
†Salix Pharmaceuticals	490	26,676

		4,764,507

Professional Services–0.12%
†CRA International	2,060	30,261
†FTI Consulting	1,640	47,150
†Kforce	6,050	81,433
Manpower	1,800	65,970
†RPX	2,110	30,279
Towers Watson Class A	2,300	137,770
†WageWorks	1,250	18,825

		411,688

Real Estate Investment Trusts–1.04%
Acadia Realty Trust	850	19,703
American Tower	350	24,469
Apartment Investment & Management	1,150	31,085
AvalonBay Communities	750	106,110
Boston Properties	1,250	135,462
Brandywine Realty Trust	1,775	21,904
BRE Properties	450	22,509
Camden Property Trust	825	55,828
CBL & Associates Properties	700	13,678
Colonial Properties Trust	1,075	23,801
DCT Industrial Trust	12,900	81,270
DDR	3,475	50,874
Digital Realty Trust	700	52,549
Douglas Emmett	800	18,480
Duke Realty	800	11,712
DuPont Fabros Technology	3,180	90,821
EastGroup Properties	575	135,115
Education Realty Trust	2,475	27,423
Entertainment Properties Trust	1,920	78,931
Equity Lifestyle Properties	375	25,864
Equity Residential	2,375	148,104
Essex Property Trust	300	46,176
Extra Space Storage	800	24,480
Federal Realty Investment Trust	450	46,841

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
General Growth Properties	1,650	$29,849
HCP	2,825	124,723
Health Care REIT	1,250	72,875
Healthcare Realty Trust	700	16,688
Highwoods Properties	1,150	38,698
Home Properties	780	47,861
Host Hotels & Resorts	5,475	252,407
Kilroy Realty	950	45,990
Kimco Realty	2,300	43,769
LaSalle Hotel Properties	650	121,514
Lexington Reality Trust	2,375	20,116
Liberty Property Trust	1,450	53,418
Macerich	1,675	98,909
National Retail Properties	1,350	106,088
Prologis	2,825	93,875
PS Business Parks	350	23,702
Public Storage	875	126,358
Ramco-Gershenson Properties Trust	1,000	12,570
Rayonier	400	17,960
Regency Centers	1,200	57,084
Simon Property Group	2,375	369,692
SL Green Realty	825	66,198
Sovran Self Storage	2,180	109,196
†Strategic Hotel & Resorts	2,700	17,442
†Sunstone Hotel Investors	1,500	16,485
Tanger Factory Outlet Centers	1,300	41,665
Taubman Centers	425	32,793
UDR	1,525	39,406
Ventas	2,000	126,239
Vornado Realty Trust	1,225	102,876

		3,619,635

Road & Rail–0.10%
Hunt (J.B.) Transport Services	2,000	119,200
Union Pacific	2,050	244,586

		363,786

Semiconductors & Semiconductor Equipment–0.36%
†Amkor Technology	8,880	43,334
†Applied Micro Circuits	9,590	54,855
†Cirrus Logic	2,520	75,298
Intel	33,511	893,068
†IXYS	5,070	56,632
†Semtech	2,750	66,880
Texas Instruments	2,300	65,987

		1,256,054

Software–0.91%
†Adobe Systems	22,975	743,701
†BMC Software	18,125	773,575

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†Citrix Systems	1,050	$88,137
Intuit	14,400	854,639
Microsoft	16,950	518,501
†Nuance Communications	3,600	85,752
†SolarWinds	650	28,314
†SS&C Technologies Holdings	3,640	91,000

		3,183,619

Specialty Retail–0.38%
DSW Class A	3,070	167,008
†Jos. A Bank Clothiers	2,150	91,289
Lowe’s	23,000	654,120
Staples	32,125	419,231

		1,331,648

Textiles, Apparel & Luxury Goods–0.25%
†G-III Apparel Group	2,920	69,175
†Iconix Brand Group	5,010	87,525
Jones Group	2,200	21,032
NIKE Class B	6,025	528,874
†Perry Ellis International	3,890	80,718
†Steven Madden	2,995	95,091

		882,415

Thrifts & Mortgage Finance–0.04%
Dime Community Bancshares	4,800	63,792
Flushing Financial	5,410	73,738

		137,530

Trading Companies & Distributors–0.06%
Applied Industrial Technologies	2,930	107,971
†Titan Machinery	2,740	83,214

		191,185

Wireless Telecommunication Services–0.34%
†Crown Castle International	19,600	1,149,735
NTELOS Holdings	2,240	42,224

		1,191,959

Total U.S. Markets (Cost $54,061,037)		73,369,410

§DEVELOPED MARKETS–7.18%
Air Freight & Logistics–0.18%
Deutsche Post	34,843	616,225

		616,225

Auto Components–0.09%
Sumitomo Rubber Industries	24,451	318,473

		318,473

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Automobiles–0.36%
Bayerische Motoren Werke	5,284	$382,226
Toyota Motor	22,000	887,968

		1,270,194

Beverages–0.32%
Carlsberg	6,068	478,776
Coca-Cola Amatil	47,513	653,134

		1,131,910

Biotechnology–0.03%
†Alkermes	6,360	107,929

		107,929

Building Products–0.07%
Cie de Saint-Gobain	6,564	242,429

		242,429

Chemicals–0.23%
Agrium	650	57,506
Israel Chemicals	14,219	157,322
Syngenta ADR	8,800	602,272

		817,100

Commercial Banks–0.57%
Mitsubishi UFJ Financial Group	152,500	730,608
Nordea Bank	73,799	635,622
Standard Chartered	29,238	635,116

		2,001,346

Construction Materials–0.07%
Lafarge	5,564	248,370

		248,370

Containers & Packaging–0.27%
Rexam	143,074	944,249

		944,249

Electrical Equipment–0.14%
Alstom	15,334	484,935

		484,935

Energy Equipment & Services–0.20%
†Noble	4,200	136,626
Subsea 7	27,316	539,824
=Veripos	2,402	6,455

		682,905

Food & Staples Retailing–0.29%
Greggs	51,413	406,136
Tesco	123,970	602,453

		1,008,589

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food Products–0.26%
†Aryzta	18,288	$909,896

		909,896

Household Durables–0.15%
Techtronic Industries	416,500	528,825

		528,825

Industrial Conglomerates–0.04%
Koninklijke Philips Electronics	7,562	148,950

		148,950

Insurance–0.17%
Alterra Capital Holdings	3,700	86,395
AXA	37,172	496,726

		583,121

IT Services–0.27%
†CGI Group Class A	35,708	858,283
†InterXion Holding	3,600	65,196

		923,479

Life Sciences Tools & Services–0.02%
†ICON ADR	3,120	70,294

		70,294

Media–0.11%
Publicis Groupe	8,374	382,806

		382,806

Metals & Mining–0.56%
Anglo American ADR	7,500	122,840
†AuRico Gold	72,704	584,174
Rio Tinto	9,874	469,234
Yamana Gold	50,531	779,766

		1,956,014

Multiline Retail–0.25%
Don Quijote	17,100	588,927
PPR	2,040	290,638

		879,565

Multi-Utilities–0.27%
National Grid	90,539	959,503

		959,503

Oil, Gas & Consumable Fuels–0.19%
Total	14,872	669,081

		669,081

Pharmaceuticals–1.00%
Meda Class A	35,384	337,103

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Novartis	11,993	$670,262
Novo Nordisk ADR	5,075	737,601
Sanofi	8,928	675,564
Teva Pharmaceutical Industries ADR	26,900	1,060,935

		3,481,465

Professional Services–0.18%
Teleperformance	28,457	628,743

		628,743

Road & Rail–0.22%
East Japan Railway	12,167	763,981

		763,981

Semiconductors & Semiconductor Equipment–0.03%
Avago Technologies	3,050	109,495

		109,495

Specialty Retail–0.03%
Nitori Holdings	1,209	114,322

		114,322

Textiles, Apparel & Luxury Goods–0.19%
Yue Yuen Industrial Holdings	213,500	671,257

		671,257

Trading Companies & Distributors–0.18%
ITOCHU	58,142	611,110

		611,110

Wireless Telecommunication Services–0.24%
Vodafone Group	215,044	604,417
Vodafone Group ADR	7,700	216,986

		821,403

Total Developed Markets (Cost $22,674,026)		25,087,964

×EMERGING MARKETS–4.41%
Airlines–0.02%
Gol Linhas Aereas Inteligentes ADR	16,213	71,499

		71,499

Automobiles–0.08%
Hyundai Motor	696	143,389
Mahindra & Mahindra	9,257	118,996

		262,385

Beverages–0.26%
Fomento Economico Mexicano ADR	2,734	244,010
Lotte Chilsung Beverage	288	370,782

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages (continued)
Tsingtao Brewery	25,542	$145,954
United Spirits	13,260	164,266

		925,012

Building Products–0.06%
KCC	898	220,915

		220,915

Chemicals–0.03%
Braskem ADR	8,603	114,506

		114,506

Commercial Banks–0.58%
Banco Santander Brasil ADR	22,500	174,375
Bangkok Bank	28,163	171,775
China Construction Bank	229,619	158,638
ICICI Bank ADR	4,000	129,640
Industrial & Commercial Bank of China	412,080	231,007
Itau Unibanco Holding ADR	14,140	196,829
KB Financial Group ADR	10,122	330,888
=Sberbank	106,086	282,910
Standard Bank Group	17,894	242,777
VTB Bank GDR	34,070	121,015

		2,039,854

Construction Materials–0.12%
Cemex ADR	26,597	178,998
Siam Cement NVDR	6,900	69,328
Ultratech Cement	6,156	168,667

		416,993

Diversified Telecommunication Services–0.30%
China Telecom	344,000	150,997
China Unicom Hong Kong ADR	19,458	244,198
Chunghwa Telecom ADR	5,950	187,009
KT ADR	21,600	284,688
Telefonica Brasil ADR	7,195	178,004

		1,044,896

Electronic Equipment, Instruments & Components–0.15%
Hon Hai Precision Industry	137,412	416,740
LG Display ADR	10,700	101,115

		517,855

Food & Staples Retailing–0.09%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,800	151,962
Wal-Mart de Mexico Series V	55,050	147,236

		299,198

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food Products–0.15%
Brazil Foods ADR	9,201	$139,763
China Mengniu Dairy	42,000	111,216
Lotte Confectionery	141	193,437
Tingyi Cayman Islands Holding	24,606	63,395

		507,811

Household Durables–0.02%
LG Electronics	1,577	85,273

		85,273

Insurance–0.06%
Samsung Life Insurance	2,390	195,994

		195,994

Internet & Catalog Retail–0.07%
Hyundai Home Shopping Network	2,662	261,432

		261,432

Internet Software & Services–0.14%
†Baidu ADR	1,500	172,470
†Sina	2,625	136,001
†Sohu.com	4,000	178,560

		487,031

IT Services–0.01%
†WNS Holdings ADR	4,270	41,547

		41,547

Machinery–0.04%
United Tractors	56,990	131,126

		131,126

Media–0.11%
Grupo Televisa ADR	18,098	388,745

		388,745

Metals & Mining–0.28%
Anglo American Platinum	1,954	116,473
ArcelorMittal South Africa	18,580	119,498
Gerdau	13,500	97,286
Gerdau ADR	9,800	85,848
Impala Platinum Holdings	7,189	119,474
Steel Authority of India	31,955	52,675
Vale ADR	20,100	398,985

		990,239

Oil, Gas & Consumable Fuels–0.70%
CNOOC ADR	990	199,238
Gazprom ADR	28,500	270,619
LUKOIL ADR	3,698	207,384
PetroChina ADR	1,208	156,001
Petroleo Brasileiro SA ADR	28,555	535,977

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Polski Koncern Naftowy Orlen	8,580	$96,631
PTT	18,378	187,377
#Reliance Industries GDR 144A	13,800	367,320
†Rosneft Oil GDR	28,475	179,352
Sasol ADR	3,724	158,084
YPF ADR	5,900	72,865

		2,430,848

Paper & Forest Products–0.06%
Fibria Celulose ADR	25,805	193,279

		193,279

Pharmaceuticals–0.04%
†Hypermarcas	26,500	156,127

		156,127

Real Estate Management & Development–0.06%
=#†Etalon Group GDR 144A	6,900	37,605
†UEM Land Holdings	254,176	168,513

		206,118

Road & Rail–0.03%
All America Latina Logistica	27,626	116,670

		116,670

Semiconductors & Semiconductor Equipment–0.43%
MediaTek	14,005	129,747
Samsung Electronics	734	780,041
Taiwan Semiconductor Manufacturing	73,594	202,077
Taiwan Semiconductor Manufacturing ADR	9,600	134,016
United Microelectronics	594,000	259,391

		1,505,272

Transportation Infrastructure–0.04%
Santos Brasil Participacoes	8,438	125,439

		125,439

Wireless Telecommunication Services–0.48%
America Movil ADR	7,600	198,056
China Mobile ADR	6,500	355,355
Mobile Telesystems ADR	8,200	141,040
MTN Group	8,351	144,735
SK Telecom ADR	31,300	378,730
Turkcell Iletisim Hizmet ADR	14,351	180,105
Vodacom Group	25,984	296,208

		1,694,229

Total Emerging Markets (Cost $16,025,335)		15,430,293

Total Common Stock (Cost $92,760,398)		113,887,667

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.14%
Apache 6.00% exercise price $109.12, expiration date 8/1/13	1,700	$85,408
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	1,514	84,122
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	24	23,406
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	19	16,221
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	123	130,411
PPL 9.50% exercise price $28.80, expiration date 7/1/13	1,800	96,228
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	480	51,810

Total Convertible Preferred Stock (Cost $513,621)		487,606

EXCHANGE-TRADED FUNDS–5.04%
iShares MSCI EAFE Growth Index Fund	171,800	9,201,608
iShares MSCI EAFE Index Fund	106,400	5,315,744
Vanguard MSCI EAFE	97,900	3,090,703

Total Exchange-Traded Funds (Cost $16,254,054)		17,608,055

PREFERRED STOCK–0.46%
Alabama Power 5.625%	9,280	237,104
BB&T 5.85%	5,725	150,281
•PNC Financial Services Group 6.125%	5,000	131,750
•†PNC Financial Services Group 8.25%	800,000	830,375
•U.S. Bancorp 6.50%	9,200	262,936

Total Preferred Stock (Cost $1,530,408)		1,612,446

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.82%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	5,796	6,747
Series 2003-26 AT 5.00% 11/25/32	387,348	409,415
Series 2003-122 AJ 4.50% 2/25/28	46,050	46,775
Series 2010-41 PN 4.50% 4/25/40	235,000	263,340
Series 2010-96 DC 4.00% 9/25/25	450,000	491,257
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	126,148	144,380
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	12,684	14,488
Series 2557 WE 5.00% 1/15/18	25,000	26,898
Series 2622 PE 4.50% 5/15/18	19,242	20,400
Series 2762 LG 5.00% 9/15/32	23,814	24,683
Series 2890 PC 5.00% 7/15/30	4,710	4,724

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Freddie Mac REMICs (continued)
Series 3131 MC 5.50% 4/15/33	285,000	$296,670
Series 3416 GK 4.00% 7/15/22	75,811	78,098
Series 4065 DE 3.00% 6/15/32	40,000	40,298
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	121,731	141,716
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	659,429
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	190,000	202,588

Total Agency Collateralized Mortgage Obligations (Cost $2,730,130)		2,871,906

AGENCY MORTGAGE-BACKED SECURITIES–6.38%
Fannie Mae 6.50% 8/1/17	41,514	45,819
•Fannie Mae ARM
2.784% 4/1/36	68,167	72,959
5.075% 8/1/35	3,611	3,870
5.116% 11/1/35	88,851	94,991
Fannie Mae Relocation 15 yr 4.00% 9/1/20	149,069	156,244
Fannie Mae Relocation 30 yr
4.00% 3/1/35	198,756	209,200
5.00% 1/1/34	46,059	49,401
5.00% 10/1/35	44,911	48,169
5.00% 2/1/36	196,665	210,932
Fannie Mae S.F. 15 yr
4.00% 11/1/25	761,860	821,430
5.50% 6/1/23	196,348	214,718
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27	1,472,000	1,542,150
3.00% 8/1/27	1,790,000	1,871,948
3.00% 9/1/27	615,000	641,906
3.50% 8/1/27	6,391,000	6,699,566
Fannie Mae S.F. 30 yr
5.00% 2/1/35	326,135	354,890
5.00% 9/1/35	15,310	16,612
5.00% 10/1/35	1,016,428	1,105,382
5.00% 11/1/38	136,375	147,632
5.50% 2/1/37	70,112	76,598
5.50% 4/1/37	494,264	549,099
5.50% 6/1/38	380,682	415,897
6.00% 9/1/36	36,826	40,582
6.00% 2/1/38	7,575	8,347
6.00% 11/1/39	31,678	34,909
6.00% 4/1/40	71,980	79,292
6.00% 6/1/40	458,740	505,531
6.00% 1/1/40	274,692	302,711
6.00% 2/1/41	178,229	197,021
6.50% 2/1/36	164,019	186,361
6.50% 6/1/36	140,911	160,105
6.50% 10/1/36	101,712	115,567
6.50% 8/1/37	11,608	13,177

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 12/1/37	173,053	$197,761
7.00% 12/1/37	45,743	53,240
7.50% 6/1/31	22,338	27,303
•Freddie Mac ARM
2.342% 12/1/33	14,380	15,220
2.511% 7/1/36	80,459	85,677
2.56% 4/1/34	21,718	23,184
5.615% 6/1/37	6,196	6,621
Freddie Mac S.F. 15 yr
4.50% 5/1/20	9,182	9,813
5.00% 6/1/18	80,758	86,443
Freddie Mac S.F. 30 yr
3.50% 4/1/42	631,327	663,050
5.50% 8/1/38	672,107	732,601
5.50% 12/1/39	59,992	65,279
5.50% 7/1/40	1,712,826	1,866,990
6.00% 8/1/38	134,129	148,795
6.00% 10/1/38	190,477	211,304
6.00% 5/1/40	821,340	901,394
7.00% 11/1/33	3,492	4,131
GNMA I S.F. 30 yr
7.00% 12/15/34	161,238	189,606
7.50% 1/15/32	9,813	12,004

Total Agency Mortgage-Backed Securities (Cost $21,988,380)		22,293,432

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.26%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	200,000	212,162
•Bank of America Merrill Lynch Commercial Mortgage Series 2005-1 A5 5.342% 11/10/42	225,000	245,962
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	220,000	245,841
Series 2005-T20 A4A 5.298% 10/12/42	135,000	150,396
Series 2006-PW12 A4 5.901% 9/11/38	855,000	971,208
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	140,000	149,305
¿Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	300,000	331,276
Series 2006-C7 A2 5.69% 6/10/46	5,777	5,775
#Series 2010-C1 A1 144A 3.156% 7/10/46	246,297	258,158
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46	390,000	440,964

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
#DBUBS Mortgage Trust 144A (continued)
•Series 2011-LC1A C 5.728% 11/10/46	145,000	$148,992
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	295,000	315,993
Series 2005-GG4 A4 4.761% 7/10/39	370,000	398,620
Series 2005-GG4 A4A 4.751% 7/10/39	255,000	275,288
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	239,095
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	383,546
•#Series 2010-C1 C 144A 5.635% 8/10/43	175,000	185,920
•#Series 2011-GC3 B 144A 5.361% 3/10/44	120,000	128,829
•#Series 2011-GC3 C 144A 5.728% 3/10/44	170,000	167,901
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4 A4 4.918% 10/15/42	265,000	288,650
Series 2005-LDP5 A4 5.362% 12/15/44	235,000	262,899
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	130,000	136,291
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	246,363
•Morgan Stanley Capital I Series 2007-T27 A4 5.824% 6/11/42	740,000	859,668
Morgan Stanley Dean Witter Capital I
•#Series 2001-TOP1 E 144A 7.607% 2/15/33	100,000	98,195
Series 2003-TOP9 A2 4.74% 11/13/36	103,013	103,977
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	280,000	319,658
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	315,000	345,782

Total Commercial Mortgage-Backed Securities (Cost $7,006,188)		7,916,714

CONVERTIBLE BONDS–1.01%
AAR 1.75% exercise price $28.91, expiration date 1/1/26	111,000	110,168
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	120,000	121,650

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	109,000	$76,845
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	131,000	129,853
Alere 3.00% exercise price $43.98, expiration date 5/15/16	78,000	70,395
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	85,000	86,913
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	140,000	103,250
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	56,000	52,360
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	85,000	53,763
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	40,000	28,000
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	82,000	82,820
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	39,000	58,354
fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	68,000	66,555
Health Care REIT 3.00% exercise price $51.02, expiration date 11/30/29	93,000	110,554
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	96,000	100,200
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	32,000	29,800
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	49,000	43,978
Intel 2.95% exercise price $29.96, expiration date 12/15/35	155,000	176,118
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	70,000	77,613
Jefferies Group 3.875% exercise price $37.77, expiration date 11/1/29	140,000	127,224
L-3 Communications Holdings 3.00% exercise price $95.46, expiration date 8/1/35	110,000	107,800
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	165,000	157,368
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30	61,000	80,063
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	120,000	124,500

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	182,000	$174,264
Medtronic 1.625% exercise price $53.13, expiration date 4/15/13	87,000	87,653
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	79,000	80,284
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	48,000	82,800
National Retail Properties 3.95% exercise price $23.55, expiration date 9/15/26	43,000	51,278
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	36,000	39,915
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	75,000	74,344
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	170,000	163,199
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	87,000	87,218
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	38,000	31,018
PHH 4.00% exercise price $25.80, expiration date 9/1/14	140,000	139,824
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	41,000	39,668
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	106,000	109,578
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	43,000	83,151
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	43,000	45,150
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	60,000	83,850

Total Convertible Bonds (Cost $3,516,241)		3,549,338

CORPORATE BONDS–31.92%
Aerospace & Defense–0.10%
Embraer 5.15% 6/15/22	245,000	252,105
Kratos Defense & Security Solutions 10.00% 6/1/17	100,000	108,250

		360,355

Airlines–0.07%
#United Air Lines 144A 12.00% 11/1/13	220,000	230,450

		230,450

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.32%
American Axle & Manufacturing 7.875% 3/1/17	255,000	$263,925
ArvinMeritor 8.125% 9/15/15	330,000	349,388
Delphi 6.125% 5/15/21	240,000	263,400
Tomkins 9.00% 10/1/18	216,000	241,380

		1,118,093

Automobiles–0.25%
Chrysler Group 8.25% 6/15/21	240,000	247,800
Ford Motor 7.45% 7/16/31	495,000	622,463

		870,263

Beverages–0.46%
Constellation Brands 6.00% 5/1/22	200,000	215,500
Molson Coors Brewing
3.50% 5/1/22	185,000	190,349
5.00% 5/1/42	120,000	130,164
#Pernod-Ricard 144A
4.45% 1/15/22	200,000	207,632
5.50% 1/15/42	170,000	174,734
#SABMiller Holdings 144A
2.45% 1/15/17	430,000	443,692
3.75% 1/15/22	240,000	255,742

		1,617,813

Biotechnology–0.22%
Amgen 5.375% 5/15/43	345,000	374,650
Celgene 3.95% 10/15/20	390,000	410,383

		785,033

Building Products–0.11%
Nortek 8.50% 4/15/21	265,000	260,362
Ply Gem Industries 13.125% 7/15/14	115,000	117,013

		377,375

Capital Markets–0.43%
E Trade Financial 12.50% 11/30/17	296,000	340,770
Jefferies Group
6.25% 1/15/36	240,000	218,400
6.45% 6/8/27	110,000	105,600
Lazard Group 6.85% 6/15/17	567,000	622,933
Nuveen Investments 10.50% 11/15/15	205,000	209,100

		1,496,803

Chemicals–1.05%
CF Industries 6.875% 5/1/18	245,000	291,244
7.125% 5/1/20	210,000	256,200
Dow Chemical 8.55% 5/15/19	1,129,000	1,503,711

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Eastman Chemical 3.60% 8/15/22	435,000	$444,588
Hexion U.S. Finance 8.875% 2/1/18	190,000	194,750
#LyondellBasell Industries 144A
5.75% 4/15/24	320,000	344,000
6.00% 11/15/21	200,000	220,500
#MacDermid 144A 9.50% 4/15/17	186,000	195,300
Momentive Performance Materials 11.50% 12/1/16	290,000	217,500

		3,667,793

Commercial Banks–2.83%
Abbey National Treasury Services 4.00% 4/27/16	280,000	276,134
BB&T 5.25% 11/1/19	765,000	865,813
•BB&T Capital Trust IV 6.82% 6/12/57	130,000	131,300
•Branch Banking & Trust 0.788% 9/13/16	475,000	449,491
Capital One Capital V 10.25% 8/15/39	240,000	246,000
City National 5.25% 9/15/20	365,000	388,841
#CoBank ACB 144A 7.875% 4/16/18	250,000	305,366
•Fifth Third Capital Trust IV 6.50% 4/15/37	415,000	413,963
#HSBC Bank 144A 4.75% 1/19/21	365,000	398,561
HSBC Holdings 4.00% 3/30/22	895,000	931,238
JPMorgan Chase Bank 6.00% 10/1/17	535,000	599,678
KeyBank 6.95% 2/1/28	615,000	732,394
KeyCorp 5.10% 3/24/21	250,000	279,324
PNC Bank 6.875% 4/1/18	740,000	883,810
•#PNC Preferred Funding Trust II 144A 1.69% 3/29/49	500,000	371,030
•SunTrust Bank 0.757% 8/24/15	220,000	205,488
SunTrust Banks 3.50% 1/20/17	105,000	108,813
U.S. Bank North America 4.95% 10/30/14	250,000	272,033
•USB Capital IX 3.50% 10/29/49	825,000	636,034
•Wachovia 0.837% 10/15/16	240,000	228,355
Wachovia Bank North America 5.60% 3/15/16	265,000	296,833
Wells Fargo
2.10% 5/8/17	230,000	230,779
3.50% 3/8/22	70,000	72,175
Wells Fargo Bank 4.75% 2/9/15	250,000	268,088
Zions Bancorporation
4.50% 3/27/17	115,000	115,744
7.75% 9/23/14	165,000	179,042

		9,886,327

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.64%
#ADT 144A 3.50% 7/15/22	285,000	$286,558
#Brambles USA 144A 3.95% 4/1/15	750,000	784,090
Casella Waste Systems 11.00% 7/15/14	175,000	186,156
Geo Group 6.625% 2/15/21	135,000	140,063
International Lease Finance
5.875% 4/1/19	95,000	95,223
6.25% 5/15/19	238,000	242,522
8.25% 12/15/20	135,000	154,936
8.75% 3/15/17	70,000	78,925
#Penske Truck Leasing 144A 3.75% 5/11/17	260,000	262,335

		2,230,808

Communications Equipment–0.24%
Avaya
#144A 7.00% 4/1/19	225,000	209,813
9.75% 11/1/15	230,000	191,475
Motorola Solutions 3.75% 5/15/22	460,000	454,565

		855,853

Computers & Peripherals–0.09%
#Seagate Technology International 144A 10.00% 5/1/14	270,000	301,050

		301,050

Construction & Engineering–0.15%
ABB Finance USA 2.875% 5/8/22	290,000	293,977
#URS 144A 5.00% 4/1/22	220,000	217,723

		511,700

Construction Materials–0.28%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	135,000	114,919
Headwaters 7.625% 4/1/19	310,000	306,125
#Votorantim Cimentos 144A 7.25% 4/5/41	535,000	540,350

		961,394

Consumer Finance–0.38%
Ford Motor Credit
#144A 3.984% 6/15/16	205,000	211,323
5.00% 5/15/18	380,000	404,465
12.00% 5/15/15	370,000	462,500
John Deere Capital 2.80% 1/27/23	260,000	261,536

		1,339,824

Containers & Packaging–0.19%
Berry Plastics 9.75% 1/15/21	225,000	245,813
#Consolidated Container 144A 10.125% 7/15/20	95,000	98,325

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
#Plastipak Holdings 144A 10.625% 8/15/19	280,000	$318,850

		662,988

Diversified Consumer Services–0.17%
Yale University 2.90% 10/15/14	560,000	590,500

		590,500

Diversified Financial Services–1.91%
AgriBank FCB 9.125% 7/15/19	405,000	524,289
Bank of America
3.75% 7/12/16	185,000	186,678
3.875% 3/22/17	390,000	397,718
5.70% 1/24/22	80,000	88,268
#CDP Financial 144A 4.40% 11/25/19	250,000	283,031
5.60% 11/25/39	535,000	665,077
Citigroup 4.50% 1/14/22	180,000	186,273
#ERAC USA Finance 144A 5.25% 10/1/20	675,000	752,992
General Electric Capital
#144A 3.80% 6/18/19	250,000	252,649
5.875% 1/14/38	85,000	97,922
6.00% 8/7/19	1,159,000	1,358,116
•7.125% 12/15/49	200,000	212,075
•#HBOS Capital Funding 144A 6.071% 6/29/49	245,000	161,700
#Hyundai Capital Services 144A 3.50% 9/13/17	200,000	201,925
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	130,000	95,550
•ING Groep 5.775% 12/29/49	195,000	166,725
JPMorgan Chase Capital XXV 6.80% 10/1/37	337,000	337,841
Lloyds TSB Bank 4.20% 3/28/17	225,000	232,337
PHH 9.25% 3/1/16	370,000	394,975
•#USB Realty 144A 1.614% 12/22/49	100,000	74,289

		6,670,430

Diversified Telecommunication Services–1.78%
#Brasil Telecom 144A 5.75% 2/10/22	600,000	612,899
CenturyLink 5.80% 3/15/22	420,000	418,879
#Clearwire Communications 144A 12.00% 12/1/15	376,000	343,010
#Deutsche Telekom International Finance 144A
2.25% 3/6/17	405,000	400,628
3.125% 4/11/16	355,000	367,504
Intelsat Jackson Holdings 7.25% 10/15/20	280,000	295,400
Level 3 Financing 10.00% 2/1/18	215,000	233,813

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Oi 144A 9.75% 9/15/16	BRL	959,000	$502,676
Qwest 6.75% 12/1/21		205,000	231,071
Telefonica Emisiones 6.421% 6/20/16		465,000	446,598
#Telesat Canada 144A 6.00% 5/15/17		135,000	138,038
#UPCB Finance III 144A 6.625% 7/1/20		245,000	249,900
Virgin Media Secured Finance 6.50% 1/15/18		860,000	939,549
#Vivendi 144A
3.45% 1/12/18		220,000	215,705
6.625% 4/4/18		495,000	547,811
West 7.875% 1/15/19		85,000	89,250
#Wind Acquisition Finance 144A 7.25% 2/15/18		220,000	193,600

			6,226,331

Electric Utilities–1.30%
#American Transmission Systems 144A 5.25% 1/15/22		540,000	609,694
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		422,000	463,356
ComEd Financing III 6.35% 3/15/33		220,000	221,998
Detroit Edison 2.65% 6/15/22		115,000	115,954
Great Plains Energy 5.292% 6/15/22		380,000	410,711
Ipalco Enterprises 5.00% 5/1/18		175,000	178,063
Jersey Central Power & Light 5.625% 5/1/16		90,000	103,211
LG&E & KU Energy
3.75% 11/15/20		310,000	318,170
4.375% 10/1/21		395,000	425,786
•NextEra Energy Capital Holdings 6.35% 10/1/66		435,000	444,109
NiSource Finance 5.80% 2/1/42		275,000	304,808
Pennsylvania Electric 5.20% 4/1/20		220,000	248,572
PPL Capital Funding
4.20% 6/15/22		85,000	85,445
•6.70% 3/30/67		150,000	149,963
Public Service Company of Oklahoma 5.15% 12/1/19		415,000	480,860

			4,560,700

Electronic Equipment, Instruments & Components–0.03%
Jabil Circuit 7.75% 7/15/16		85,000	97,325

			97,325

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services–0.54%
#Helix Energy Solutions Group 144A 9.50% 1/15/16	114,000	$119,558
#Hercules Offshore 144A 10.50% 10/15/17	240,000	241,200
Transocean
5.05% 12/15/16	510,000	553,721
6.375% 12/15/21	115,000	131,772
Weatherford Bermuda
4.50% 4/15/22	415,000	426,157
9.625% 3/1/19	320,000	417,578

		1,889,986

Food & Staples Retailing–0.33%
Ingles Markets 8.875% 5/15/17	139,000	152,031
Kroger 3.40% 4/15/22	305,000	305,368
Safeway 4.75% 12/1/21	355,000	352,725
Tops Holding 10.125% 10/15/15	90,000	96,075
#Woolworths 144A 3.15% 4/12/16	125,000	130,396
4.55% 4/12/21	120,000	133,412

		1,170,007

Food Products–0.70%
#BRF-Brasil Foods 144A 5.875% 6/6/22	400,000	413,000
Del Monte 7.625% 2/15/19	210,000	212,888
#Dole Food 144A 8.00% 10/1/16	290,000	304,138
•Kraft Foods 1.344% 7/10/13	440,000	441,721
#Kraft Foods Group 144A
3.50% 6/6/22	320,000	329,059
5.00% 6/4/42	205,000	217,829
Tyson Foods 4.50% 6/15/22	510,000	527,849

		2,446,484

Gas Utilities–0.12%
AmeriGas Finance 6.75% 5/20/20	155,000	158,488
Inergy 6.875% 8/1/21	115,000	115,575
Southwest Gas 3.875% 4/1/22	150,000	158,416

		432,479

Health Care Equipment & Supplies–0.84%
Accellent 8.375% 2/1/17	125,000	127,188
Biomet PIK 10.375% 10/15/17	118,000	126,703
Boston Scientific 6.00% 1/15/20	300,000	358,343
CareFusion 6.375% 8/1/19	1,095,000	1,293,314
#Kinetic Concepts 144A 12.50% 11/1/19	195,000	178,425
Zimmer Holdings 3.375% 11/30/21	330,000	340,243
4.625% 11/30/19	450,000	511,481

		2,935,697

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services–0.37%
#AMGH Merger Sub 144A 9.25% 11/1/18	185,000	$193,325
Community Health Systems
8.00% 11/15/19	80,000	85,600
8.875% 7/15/15	16,000	16,440
#Highmark 144A
4.75% 5/15/21	150,000	153,755
6.125% 5/15/41	65,000	69,733
#MultiPlan 144A 9.875% 9/1/18	245,000	269,501
Radnet Management 10.375% 4/1/18	95,000	95,475
WellPoint
3.125% 5/15/22	265,000	267,688
4.625% 5/15/42	150,000	155,264

		1,306,781

Hotels, Restaurants & Leisure–0.43%
Ameristar Casinos 7.50% 4/15/21	155,000	166,625
CKE Restaurants 11.375% 7/15/18	185,000	212,288
MGM Resorts International 11.375% 3/1/18	140,000	165,550
OSI Restaurant Partners 10.00% 6/15/15	138,000	142,314
Pinnacle Entertainment 8.75% 5/15/20	240,000	264,000
Wyndham Worldwide
5.625% 3/1/21	210,000	229,048
5.75% 2/1/18	240,000	267,167
Wynn Las Vegas 7.75% 8/15/20	50,000	55,625

		1,502,617

Household Durables–0.28%
Jarden 6.125% 11/15/22	160,000	169,600
M/I Homes 8.625% 11/15/18	195,000	202,313
Mohawk Industries 6.125% 1/15/16	3,000	3,323
Norcraft 10.50% 12/15/15	125,000	124,375
Ryland Group 8.40% 5/15/17	135,000	153,563
Scotts Miracle-Gro 6.625% 12/15/20	90,000	96,975
Standard Pacific 10.75% 9/15/16	180,000	213,299

		963,448

Household Products–0.10%
Energizer Holdings 4.70% 5/24/22	330,000	344,991

		344,991

Independent Power Producers & Energy Traders–0.19%
AES 8.00% 6/1/20	140,000	161,350
#Calpine 144A 7.875% 7/31/20	170,000	188,275

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power Producers & Energy Traders (continued)
GenOn Energy 9.875% 10/15/20	145,000	$142,100
NRG Energy 7.875% 5/15/21	155,000	157,325

		649,050

Industrial Conglomerates–0.75%
General Electric 5.00% 2/1/13	2,000,000	2,051,441
Koninklijke Philips Electronics
3.75% 3/15/22	260,000	270,397
5.00% 3/15/42	270,000	291,420

		2,613,258

Insurance–1.27%
Alleghany 4.95% 6/27/22	170,000	173,556
American International Group
4.875% 6/1/22	90,000	92,270
5.85% 1/16/18	35,000	38,786
•Chubb 6.375% 3/29/67	415,000	430,563
•#ILFC E-Capital Trust I 144A 4.28% 12/21/65	340,000	230,976
#Liberty Mutual Group 144A
4.95% 5/1/22	340,000	338,541
6.50% 5/1/42	145,000	147,254
•7.00% 3/15/37	140,000	125,300
MetLife 6.817% 8/15/18	775,000	946,476
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	492,000
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	104,042
Prudential Financial
3.875% 1/14/15	160,000	167,637
6.00% 12/1/17	300,000	345,465
=‡¿#Twin Reefs Pass-Through Trust 144A 4.058% 12/31/49	200,000	0
•XL Group 6.50% 12/31/49	255,000	208,463
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65	605,000	608,025

		4,449,354

Internet Software & Services–0.25%
GXS Worldwide 9.75% 6/15/15	370,000	370,925
Symantec
2.75% 6/15/17	200,000	201,125
4.20% 9/15/20	300,000	307,411

		879,461

IT Services–0.17%
First Data
9.875% 9/24/15	170,000	172,975
11.25% 3/31/16	245,000	232,137

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Western Union 3.65% 8/22/18	190,000	$205,989

		611,101

Life Sciences Tools & Services–0.00%
Bio-Rad Laboratories 8.00% 9/15/16	2,000	2,220

		2,220

Machinery–0.08%
Caterpillar 2.60% 6/26/22	165,000	164,927
Trimas 9.75% 12/15/17	104,000	114,920

		279,847

Media–1.22%
Affinion Group 7.875% 12/15/18	240,000	205,800
Clear Channel Communications 9.00% 3/1/21	130,000	113,750
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20	140,000	137,550
Comcast 3.125% 7/15/22	225,000	226,543
DIRECTV Holdings 3.80% 3/15/22	775,000	785,333
DISH DBS
#144A 5.875% 7/15/22	155,000	157,325
7.875% 9/1/19	155,000	179,413
Historic TW 6.875% 6/15/18	620,000	764,871
#Nara Cable Funding 144A 8.875% 12/1/18	320,000	276,800
#Sinclair Television Group 144A 9.25% 11/1/17	140,000	155,400
#Sirius XM Radio 144A 8.75% 4/1/15	265,000	299,450
Time Warner 4.90% 6/15/42	85,000	86,585
Time Warner Cable 8.25% 4/1/19	382,000	499,836
#Univision Communications 144A 6.875% 5/15/19	200,000	207,000
#XM Satellite Radio 144A 13.00% 8/1/13	160,000	179,200

		4,274,856

Metals & Mining–1.54%
AK Steel 7.625% 5/15/20	140,000	119,000
Alcoa 5.40% 4/15/21	330,000	329,173
6.75% 7/15/18	325,000	367,876
#Anglo American Capital 144A 2.625% 4/3/17	570,000	569,348
ArcelorMittal 9.85% 6/1/19	475,000	566,000
Barrick Gold 3.85% 4/1/22	885,000	918,121
Barrick North America Finance 4.40% 5/30/21	135,000	145,776
Century Aluminum 8.00% 5/15/14	230,000	228,850

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Essar Steel Algoma 144A 9.875% 6/15/15	170,000	$144,925
#FMG Resources August 2006 144A 6.875% 4/1/22	260,000	262,600
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	325,000	320,408
Novelis 8.75% 12/15/20	215,000	232,738
Ryerson 12.00% 11/1/15	246,000	248,460
Teck Resources
3.00% 3/1/19	140,000	139,285
4.75% 1/15/22	70,000	75,360
Vale Overseas 4.375% 1/11/22	688,000	704,046

		5,371,966

Multiline Retail–0.27%
Dollar General 4.125% 7/15/17	55,000	56,031
Macy’s Retail Holdings 5.90% 12/1/16	273,000	314,986
SCANA 4.125% 2/1/22	265,000	267,921
Target 4.00% 7/1/42	295,000	291,841

		930,779

Multi-Utilities–1.10%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,467,941
CenterPoint Energy 5.95% 2/1/17	345,000	393,777
CMS Energy
4.25% 9/30/15	220,000	229,830
6.25% 2/1/20	215,000	239,839
•Integrys Energy Group 6.11% 12/1/66	200,000	200,201
Puget Energy 6.00% 9/1/21	130,000	138,613
•Puget Sound Energy 6.974% 6/1/67	540,000	545,114
•Wisconsin Energy 6.25% 5/15/67	615,000	640,267

		3,855,582

Office Electronics–0.04%
CDW 12.535% 10/12/17	125,000	136,250

		136,250

Oil, Gas & Consumable Fuels–4.36%
Antero Resources Finance 9.375% 12/1/17	85,000	94,350
Apache 4.75% 4/15/43	370,000	412,710
#CNOOC Finance 2012 144A 3.875% 5/2/22	315,000	326,463
#Continental Resources 144A 5.00% 9/15/22	140,000	142,275
Ecopetrol 7.625% 7/23/19	467,000	590,755
El Paso Pipeline Partners Operating 6.50% 4/1/20	340,000	396,296

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•Enbridge Energy Partners 8.05% 10/1/37	510,000	$553,113
Energy Transfer Partners 9.70% 3/15/19	253,000	324,822
#ENI 144A 4.15% 10/1/20	480,000	477,161
•Enterprise Products Operating 7.034% 1/15/68	745,000	798,063
Forest Oil 7.25% 6/15/19	184,000	169,740
Holly 9.875% 6/15/17	168,000	185,640
#IPIC GMTN 144A 5.50% 3/1/22	228,000	249,660
Kinder Morgan Energy Partners
3.95% 9/1/22	260,000	263,947
9.00% 2/1/19	440,000	569,121
Linn Energy 8.625% 4/15/20	110,000	119,075
Lukoil International Finance 6.125% 11/9/20	305,000	321,379
#Murray Energy 144A 10.25% 10/15/15	175,000	154,438
Newfield Exploration 5.625% 7/1/24	75,000	76,781
#NFR Energy 144A 9.75% 2/15/17	170,000	141,950
Occidental Petroleum 2.70% 2/15/23	320,000	322,738
Pemex Project Funding Master Trust 6.625% 6/15/35	115,000	137,425
#Pertamina Persero 144A 4.875% 5/3/22	200,000	201,000
Petrobras International Finance 5.375% 1/27/21	915,000	990,735
PetroHawk Energy 7.25% 8/15/18	345,000	388,463
Petroleos de Venezuela 9.00% 11/17/21	2,114,000	1,547,449
#Petroleos Mexicanos 144A 5.50% 6/27/44	310,000	317,750
Petroleum Development 12.00% 2/15/18	122,000	131,150
Plains All American Pipeline 8.75% 5/1/19	435,000	574,515
Pride International 6.875% 8/15/20	875,000	1,075,328
Quicksilver Resources 9.125% 8/15/19	115,000	100,625
Range Resources 5.00% 8/15/22	200,000	197,750
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	223,997	240,516
#SandRidge Energy 144A 8.125% 10/15/22	105,000	106,181
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17	270,000	275,249
Talisman Energy 5.50% 5/15/42	390,000	402,082

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•TransCanada PipeLines 6.35% 5/15/67	695,000	$716,421
Williams Partners
4.00% 11/15/21	230,000	239,384
7.25% 2/1/17	340,000	407,797
#Woodside Finance 144A 8.75% 3/1/19	380,000	492,654

		15,232,951

Paper & Forest Products–0.62%
Domtar 4.40% 4/1/22	195,000	191,425
Georgia-Pacific 8.00% 1/15/24	730,000	977,043
International Paper
4.75% 2/15/22	575,000	628,830
6.00% 11/15/41	120,000	135,782
9.375% 5/15/19	60,000	80,656
Smurfit Kappa Funding 7.75% 4/1/15	157,000	159,355

		2,173,091

Pharmaceuticals–0.10%
NBTY 9.00% 10/1/18	325,000	360,750

		360,750

Professional Services–0.05%
FTI Consulting 6.75% 10/1/20	180,000	190,800

		190,800

Real Estate Investment Trusts–1.64%
Alexandria Real Estate Equities 4.60% 4/1/22	355,000	364,180
American Tower
4.70% 3/15/22	110,000	113,144
5.90% 11/1/21	695,000	774,811
Boston Properties 3.85% 2/1/23	260,000	262,998
Brandywine Operating Partnership 4.95% 4/15/18	340,000	348,624
DDR 4.625% 7/15/22	90,000	89,000
Developers Diversified Realty
4.75% 4/15/18	100,000	103,850
7.50% 4/1/17	110,000	126,328
7.875% 9/1/20	505,000	604,772
9.625% 3/15/16	100,000	121,564
Digital Realty Trust 5.25% 3/15/21	645,000	687,813
Host Hotels & Resorts
#144A 5.25% 3/15/22	125,000	128,750
5.875% 6/15/19	115,000	124,775
6.00% 11/1/20	140,000	152,600
6.00% 10/1/21	121,000	133,403
Liberty Property 4.125% 6/15/22	155,000	156,732
Mack-Cali Realty 4.50% 4/18/22	230,000	236,455

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Regency Centers
4.80% 4/15/21	175,000	$187,476
5.875% 6/15/17	171,000	191,795
UDR 4.625% 1/10/22	320,000	339,566
#WEA Finance 144A 4.625% 5/10/21	455,000	481,732

		5,730,368

Real Estate Management & Development–0.08%
#Qatari Diar Finance 144A 5.00% 7/21/20	236,000	265,500

		265,500

Road & Rail–0.05%
Burlington Northern Santa Fe 5.65% 5/1/17	150,000	176,055

		176,055

Semiconductors & Semiconductor Equipment–0.37%
Amkor Technology 7.375% 5/1/18	120,000	125,250
National Semiconductor 6.60% 6/15/17	605,000	748,703
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	414,396

		1,288,349

Textiles, Apparel & Luxury Goods–0.11%
Hanesbrands 6.375% 12/15/20	190,000	200,925
Quiksilver 6.875% 4/15/15	200,000	194,000

		394,925

Trading Companies & Distributors–0.06%
RSC Equipment Rental 10.25% 11/15/19	200,000	226,000

		226,000

Wireless Telecommunication Services–0.89%
Cricket Communications 7.75% 10/15/20	350,000	336,000
#Crown Castle Towers 144A 4.883% 8/15/20	1,580,000	1,718,333
MetroPCS Wireless 6.625% 11/15/20	115,000	113,563
NII Capital 7.625% 4/1/21	250,000	215,625
Sprint Capital 8.75% 3/15/32	120,000	109,800
Sprint Nextel
6.00% 12/1/16	100,000	96,250
8.375% 8/15/17	110,000	113,300
#144A 9.125% 3/1/17	200,000	210,500

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
•#VimpelCom Holdings 144A 4.461% 6/29/14		200,000	$196,284

			3,109,655

Total Corporate Bonds (Cost $106,255,356)			111,613,866

MUNICIPAL BOND–0.17%
Oregon State Taxable Pension 5.892% 6/1/27		485,000	612,123

Total Municipal Bond (Cost $485,000)			612,123

NON-AGENCY ASSET-BACKED SECURITIES–0.83%
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16		350,000	352,290
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		205,000	208,986
#Cabela’s Master Credit Card Trust Series 2012-1A A1 144A 1.63% 2/18/20		230,000	232,825
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		190,000	230,747
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		22,016	22,053
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		195,000	264,164
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	336,077
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17		200,000	200,059
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	160,000	160,306
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.792% 9/15/14		235,000	235,759
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		210,000	213,322
Mid-State Trust Series 11 A1 4.864% 7/15/38		104,294	106,932
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		140,288	147,553
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.642% 10/15/15		180,000	180,594

Total Non-Agency Asset-Backed Securities (Cost $2,779,214)			2,891,667

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.24%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		28,539	$28,867
Series 2005-6 7A1 5.50% 7/25/20		23,675	23,597
•Bank of America Mortgage Securities Series 2003-D 1A2 2.997% 5/25/33		529	420
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		255,000	199,240
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		30,985	32,813
•#GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27		47,391	50,260
•JPMorgan Mortgage Trust Series 2005-A2 5A1 4.277% 4/25/35		2,875	2,900
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33		35,381	34,331
Series 2005-6 7A1 5.318% 6/25/35		85,422	85,310
Series 2006-2 4A1 4.51% 2/25/36		7,504	6,515
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		58,591	59,163
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		153,400	159,311
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		176,459	169,465

Total Non-Agency Collateralized Mortgage Obligations (Cost $776,860)			852,192

rREGIONAL BONDS–1.70%
Australia–1.37%
New South Wales Treasury 6.00% 4/1/19	AUD	753,000	883,827
Queensland Treasury
6.00% 9/14/17	AUD	578,000	660,265
6.25% 6/14/19	AUD	2,565,000	3,024,419
Western Australia Treasury 7.00% 7/15/21	AUD	189,000	238,300

			4,806,811

		Principal Amount°	Value (U.S. $)

rREGIONAL BONDS (continued)
Canada–0.33%
Province of Ontario 3.15% 6/2/22	CAD	774,000	$785,693
Province of Quebec 4.25% 12/1/21	CAD	330,000	363,407

			1,149,100

Total Regional Bonds (Cost $5,676,635)			5,955,911

«SENIOR SECURED LOANS–3.53%
Allied Security Holdings Tranche 2L 8.50% 1/21/18		120,000	120,530
Bausch & Lomb Tranche B 4.75% 4/17/19		230,000	229,138
BNY ConvergEx Group
8.75% 12/16/17		165,539	157,262
(EZE Castle Software) 8.75% 11/29/17		69,461	65,988
Brock Holdings III
10.00% 2/15/18		110,000	108,900
Tranche B 6.00% 2/15/17		105,390	105,235
Burlington Coat Factory Warehouse 5.75% 5/1/17		569,206	567,387
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		831,000	742,187
Chrysler Group 6.00% 4/28/17		746,107	752,635
Clear Channel Communications Tranche A 3.639% 7/30/14		412,222	377,525
Consolidated Container 5.75% 9/28/14		140,000	139,545
DaVita Tranche B 4.50% 10/20/16		90,000	90,090
Delos Aircraft 4.75% 3/17/16		765,000	768,507
Delta Air Lines Tranche B 5.50% 3/29/17		218,248	218,316
Emdeon Tranche B 5.00% 11/2/18		213,926	214,250
First Data
5.00% 3/24/17		778,637	744,085
Tranche B2 2.995% 9/24/14		225,000	217,185
Frac Tech International Tranche B 6.25% 4/19/16		136,674	125,212
GenOn Energy Tranche B 6.00% 6/20/17		231,466	229,948
Hologic 7.50% 4/29/19		185,000	185,463
Houghton International Tranche B1 6.75% 1/11/16		122,902	123,823
IASIS Healthcare Tranche B 5.00% 4/18/18		119,697	117,752
Immucor Tranche B 7.25% 7/2/18		198,500	199,927
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		220,000	220,206

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Knology Tranche B 4.00% 8/8/17		270,000	$269,633
Lawson Software Tranche B 6.25% 3/16/18		625,000	629,247
Level 3 Financing Tranche B2 5.75% 4/11/18		300,000	300,516
Lord & Taylor 5.75% 12/2/18		109,725	109,942
Multiplan Tranche B 4.75% 8/26/17		122,194	120,933
Nuveen Investments
5.863% 5/13/17		232,133	229,057
8.25% 3/1/19		545,000	548,066
OSI Restaurant Partners
2.563% 6/13/14		402,453	397,170
2.593% 6/14/13		39,932	39,408
PQ 6.74% 7/30/15		231,000	220,136
Protection One 5.75% 3/31/19		210,000	209,735
Remy International Tranche B 6.25% 12/16/16		225,975	226,540
Reynolds Group Holdings Tranche C 6.50% 7/7/18		598,895	604,977
Sensus USA 2nd Lien 8.50% 4/13/18		300,000	299,252
Toys R US Delaware Tranche B 6.00% 9/1/16		257,736	243,238
Univision Communications 4.489% 3/29/17		632,348	599,893
Visant 5.25% 12/31/16		207,711	202,064
Zayo Group Tranche B 7.125% 3/18/19		265,000	266,373

Total Senior Secured Loans (Cost $12,207,942)			12,337,276

rSOVEREIGN BONDS–5.16%
Brazil–0.30%
Federal Republic of Brazil
5.625% 1/7/41		393,000	483,980
8.875% 10/14/19		400,000	569,000

			1,052,980

Canada–0.25%
Canadian Government
3.75% 6/1/19	CAD	345,000	389,743
4.00% 6/1/17	CAD	436,000	483,516

			873,259

Chile–0.34%
Chile Government International 5.50% 8/5/20	CLP	564,000,000	1,206,391

			1,206,391

		Principal Amount°	Value (U.S. $)

rSOVEREIGN BONDS (continued)
Colombia–0.15%
Colombia Government International 6.125% 1/18/41		393,000	$512,865

			512,865

Finland–0.11%
Finland Government 4.00% 7/4/25	EUR	265,000	394,899

			394,899

Indonesia–0.35%
Indonesia Treasury
7.00% 5/15/22	IDR	4,787,000,000	542,931
11.00% 11/15/20	IDR	2,150,000,000	302,515
#Republic of Indonesia 144A 5.25% 1/17/42		367,000	385,809

			1,231,255

Malaysia–0.06%
Malaysia Government 4.262% 9/15/16	MYR	666,000	219,328

			219,328

Mexico–0.32%
Mexican Bonos
6.50% 6/10/21	MXN	2,647,600	215,583
8.50% 5/31/29	MXN	6,487,900	594,790
Mexico Government International 4.75% 3/8/44		270,000	291,600

			1,101,973

Norway–0.73%
Norwegian Government
3.75% 5/25/21	NOK	3,754,000	727,424
4.25% 5/19/17	NOK	1,790,000	339,577
4.50% 5/22/19	NOK	7,553,000	1,501,432

			2,568,433

Panama–0.23%
Panama Government International
6.70% 1/26/36		74,000	100,270
7.125% 1/29/26		195,000	264,225
7.25% 3/15/15		122,000	139,690
8.875% 9/30/27		184,000	286,580

			790,765

Peru–0.25%
Republic of Peru
5.625% 11/18/50		110,000	133,925
7.125% 3/30/19		575,000	741,750

			875,675

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

rSOVEREIGN BONDS (continued)
Philippines–0.30%
Republic of Philippines
5.00% 1/13/37		260,000	$284,050
6.50% 1/20/20		300,000	374,250
9.50% 10/21/24		256,000	389,120

			1,047,420

Poland–0.17%
Poland Government
5.00% 10/24/13	PLN	335,000	100,990
5.25% 10/25/17	PLN	1,566,000	480,444

			581,434

Republic of Korea–0.10%
Korea Treasury Inflation-Linked 2.75% 6/10/20	KRW	349,865,417	347,912

			347,912

Russia–0.18%
Russian-Eurobond 7.50% 3/31/30		519,668	625,207

			625,207

South Africa–0.73%
#Eskom Holdings 144A 5.75% 1/26/21		559,000	614,201
South Africa Government
7.25% 1/15/20	ZAR	2,109,000	259,840
8.00% 12/21/18	ZAR	11,400,000	1,478,083
10.50% 12/21/26	ZAR	1,338,000	199,122

			2,551,246

Turkey–0.11%
Turkey Government International 5.625% 3/30/21		350,000	383,688

			383,688

United Kingdom–0.35%
United Kingdom Gilt
4.25% 12/7/27	GBP	203,000	395,011
4.50% 3/7/19	GBP	134,000	255,144
4.75% 3/7/20	GBP	300,000	585,514

			1,235,669

	Principal Amount°	Value (U.S. $)

rSOVEREIGN BONDS (continued)
Uruguay–0.13%
Republic of Uruguay 8.00% 11/18/22	311,250	$439,641

		439,641

Total Sovereign Bonds (Cost $17,295,272)		18,040,040

U.S. TREASURY OBLIGATIONS–1.83%
¥U.S. Treasury Bond 3.125% 2/15/42	5,670,000	6,090,822
U.S. Treasury Notes
0.75% 6/30/17	15,000	15,018
1.75% 5/15/22	300,000	302,484

Total U.S. Treasury Obligations (Cost $6,478,520)		6,408,324

	Number of Shares
WARRANT–0.01%
†Kinder Morgan	11,028	23,820

Total Warrant (Cost $19,740)		23,820

	Principal Amount°
SHORT-TERM INVESTMENTS–6.45%
#Certificate of Deposit–0.43%
National Bank of Canada 0.43% 7/11/12	1,500,000	1,500,185

		1,500,185

#Discounted Commercial Paper–5.99%
Abbey National North America 0.17% 7/2/12	18,450,000	18,449,912
Toyota Motor Credit 0.381% 8/13/12	2,500,000	2,499,563

		20,949,475

	Number of Shares
Money Market Mutual Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund	89,781	89,781

		89,781

Total Short-Term Investments (Cost $22,538,559)		22,539,441

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.52% (Cost $320,812,518)	$351,501,824
êLIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.52%)	(1,812,688)

NET ASSETS APPLICABLE TO 24,867,182 SHARES OUTSTANDING–100.00%	$349,689,136

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND STANDARD CLASS ($304,151,454 / 21,625,809 Shares)	$14.064

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND SERVICE CLASS ($45,537,682 / 3,241,373 Shares)	$14.049

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$315,542,779
Undistributed net investment income	5,000,002
Accumulated net realized loss	(1,640,860)
Net unrealized appreciation of investments and derivatives	30,787,215

Total net assets	$349,689,136

†	Non income producing security.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $34,179,953, which represented 9.77% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $326,970, which represented 0.09% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

¡	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

f	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2012.

‡	Non income producing security. Security is currently in default.

r	Securities have been classified by country of origin.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.

¥	Fully or partially pledged as collateral for futures contracts.

≠	The rate shown is the effective yield at the time of purchase.

ê	Includes foreign currency valued at $5,732,280 with a cost of $5,804,450.

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

The	following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(1,531,532)	USD	1,491,575	7/13/12	$(74,254)
BAML	BRL	597,986	USD	(290,991)	7/13/12	5,894
BAML	CLP	(278,382,500)	USD	543,313	7/13/12	(13,085)
BAML	EUR	(1,969,979)	USD	2,477,584	7/13/12	(14,630)
BAML	HUF	(663,920,000)	USD	2,806,037	7/13/12	(127,141)
BAML	JPY	(89,273,432)	USD	1,124,146	7/13/12	7,090
BAML	MXN	(7,476,962)	USD	549,409	7/13/12	(10,116)
BAML	NOK	(3,589,824)	USD	596,168	7/13/12	(6,138)
BAML	NZD	(253,452)	USD	190,435	7/13/12	(12,208)
BAML	ZAR	(2,115,000)	USD	251,852	7/13/12	(6,523)
BCLY	AUD	(586,171)	USD	571,300	7/13/12	(27,997)
BCLY	JPY	39,339,302	USD	(495,120)	7/13/12	(2,878)
BCLY	PLN	(2,324,852)	USD	680,000	7/13/12	(16,389)
CITI	EUR	(884,459)	USD	1,113,148	7/13/12	(5,778)
CITI	HUF	(158,935,380)	USD	680,000	7/13/12	(22,172)
CITI	JPY	42,908,859	USD	(540,502)	7/13/12	(3,594)
GSC	BRL	2,459,878	USD	(1,193,841)	7/13/12	27,425
GSC	GBP	(603,139)	USD	946,325	7/13/12	1,781
GSC	NOK	(1,162,560)	USD	193,503	7/13/12	(1,553)
HSBC	AUD	(771,429)	USD	772,663	7/3/12	(16,815)
HSBC	AUD	(1,160,342)	USD	1,131,449	7/13/12	(54,877)
HSBC	CAD	689,521	USD	(670,786)	7/13/12	6,296
HSBC	CLP	(315,303,879)	USD	614,344	7/13/12	(15,847)
HSBC	EUR	(202,631)	USD	254,951	7/13/12	(1,398)
HSBC	GBP	(210,000)	USD	326,581	7/13/12	(2,288)
HSBC	JPY	60,922,665	USD	(766,043)	7/13/12	(3,733)
HSBC	NOK	(4,547,807)	USD	757,943	7/13/12	(5,095)
JPMC	BRL	1,207,000	USD	(589,643)	7/13/12	9,601
JPMC	CAD	(588,858)	USD	573,377	7/13/12	(4,858)
JPMC	CHF	770,537	USD	(807,086)	7/13/12	4,657
JPMC	EUR	(625,697)	USD	787,252	7/13/12	(4,315)
JPMC	IDR	(1,035,100,000)	USD	107,599	7/13/12	(2,401)
JPMC	NOK	(7,424,360)	USD	1,235,232	7/13/12	(10,438)
MNB	CAD	(33,853)	USD	32,680	7/3/12	(570)
MNB	HKD	(10,683)	USD	1,377	7/2/12	—
MNB	JPY	9,106,525	USD	(114,721)	7/3/12	(790)
MNB	KRW	11,404,199	USD	(9,972)	7/2/12	17
MSC	BRL	1,178,609	USD	(576,809)	7/13/12	8,340
MSC	EUR	(1,656,609)	USD	2,085,938	7/13/12	(9,832)
MSC	GBP	(215,599)	USD	338,181	7/13/12	544
MSC	JPY	19,221,228	USD	(241,982)	7/13/12	(1,471)
MSC	NOK	(7,363,013)	USD	1,225,202	7/13/12	(10,174)
MSC	PLN	(2,221,642)	USD	650,000	7/13/12	(15,473)

						$(433,186)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
29 Long Gilt	$5,369,164	$5,0409,607	9/26/12	$40,443
47 U.S. Treasury 10 yr Notes	6,263,551	6,268,625	9/28/12	5,074

	$11,632,715			$45,517

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	ITRAXX Europe Crossover 16.1 5 yr CDS	EUR	3,345,000	5.00%	12/20/16	$(100,681)
MSC	ITRAXX Europe Subordinate Financials 17.1 5 yr CDS	EUR	7,215,000	5.00%	6/20/17	517,970
	Japan
MSC	5 yr CDS	USD	600,000	1.00%	9/20/16	(10,579)
MSC	5 yr CDS		828,000	1.00%	3/20/17	(20,804)
	Kingdom of Belgium
MSC	5 yr CDS		1,096,000	1.00%	12/20/16	(40,164)
MSC	5 yr CDS		334,000	1.00%	3/20/17	(14,368)
MSC	5 yr CDS		338,000	1.00%	6/20/17	(5,575)
	Kingdom of Spain
MSC	5 yr CDS		2,239,000	1.00%	6/20/16	199,244
MSC	5 yr CDS		840,000	1.00%	9/20/16	34,728
MSC	5 yr CDS		680,000	1.00%	3/20/17	30,701
MSC	5 yr CDS		350,000	1.00%	6/20/17	4,095
	Republic of France
MSC	5 yr CDS		1,633,000	0.25%	9/20/16	(13,171)
MSC	5 yr CDS		648,000	0.25%	12/20/16	(8,469)
MSC	5 yr CDS		902,000	0.25%	6/20/17	(10,278)
	Republic of Italy
MSC	5 yr CDS		600,000	1.00%	9/20/16	27,410
MSC	5 yr CDS		334,000	1.00%	3/20/17	(5,403)

Total						$584,656

The use of foreign currency exchange contracts, futures contracts and swaps contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipts

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CHF–Swiss Franc

CITI–Citibank

CLP–Chilean Peso

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipts

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesian Rupiah

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

Summary of Abbreviations (continued):

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transaction, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipts

NZD–New Zealand Dollar

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Delaware Foundation® Conservative Allocation Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$5,110,109
Dividends	1,948,504
Foreign tax withheld	(77,998)

6,980,615

EXPENSES:
Management fees	1,378,822
Accounting and administration expenses	79,962
Reports and statements to shareholders	70,611
Distribution expenses-Service Class	57,132
Pricing fees	27,775
Custodian fees	26,228
Professional fees	21,096
Trustees’ fees	4,692
Other	24,075

1,690,393
Less expenses waived/reimbursed	(291,207)

Total operating expenses	1,399,186

NET INVESTMENT INCOME	5,581,429

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investment	6,653,013
Foreign currencies	11,593
Foreign currency exchange contracts	(43,204)
Futures contracts	(357,175)
Options written	124,984
Swap contracts	(2,136,211)

Net realized gain	4,253,000

Net change in unrealized appreciation (depreciation) of:
Investments	7,235,539
Foreign currencies	(49,920)
Foreign currency exchange contracts	(1,079,247)
Futures contracts	(22,938)
Options written	(11,022)
Swap contracts	688,334

Net change in unrealized appreciation (depreciation)	6,760,746

NET REALIZED AND UNREALIZED GAIN	11,013,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,595,175

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,581,429	$11,537,447
Net realized gain	4,253,000	10,894,314
Net change in unrealized appreciation (depreciation)	6,760,746	(13,753,425)

Net increase in net assets resulting from operations	16,595,175	8,678,336

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(21,331,346)
Service Class	—	(2,906,286)

	—	(24,237,632)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,285,446	14,166,292
Service Class	2,163,903	3,042,450
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	21,331,346
Service Class	—	2,906,286

	12,449,349	41,446,374

Cost of shares repurchased:
Standard Class	(38,748,643)	(46,807,109)
Service Class	(3,516,987)	(8,461,960)

	(42,265,630)	(55,269,069)

Decrease in net assets derived from capital share transactions	(29,816,281)	(13,822,695)

NET DECREASE IN NET ASSETS	(13,221,106)	(29,381,991)
NET ASSETS:
Beginning of period	362,910,242	392,292,233

End of period (including undistributed (accumulated) net investment income (loss) of $5,000,002 and $(1,034,036), respectively)	$349,689,136	$362,910,242

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Standard Class
	Six Months Ended 6/30/12[2] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$13.436	$14.066	$12.957	$10.834	$16.910	$16.957

Income (loss) from investment operations:
Net investment income[3]	0.213	0.433	0.476	0.402	0.347	0.416
Net realized and unrealized gain (loss)	0.415	(0.132)	0.867	2.065	(4.569)	0.353

Total from investment operations	0.628	0.301	1.343	2.467	(4.222)	0.769

Less dividends and distributions from:
Net investment income	—	(0.931)	(0.234)	(0.344)	(0.351)	(0.421)
Net realized gain	—	—	—	—	(1.503)	(0.395)

Total dividends and distributions	—	(0.931)	(0.234)	(0.344)	(1.854)	(0.816)

Net asset value, end of period	$14.064	$13.436	$14.066	$12.957	$10.834	$16.910

Total return[4]	4.67%	2.23%	10.43%	22.85%	(26.96% )	4.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$304,151	$318,061	$342,989	$341,991	$290,659	$477,666
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.67%	0.52%	0.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.89%	0.88%	0.92%	0.79%	0.52%	0.48%
Ratio of net investment income to average net assets	3.07%	3.04%	3.56%	3.48%	2.39%	2.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.91%	2.89%	3.37%	3.36%	2.39%	2.38%
Portfolio turnover	80%	146%	171%	178%	116%	174%

[1]

Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund

Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Service Class
	Six Months Ended 6/30/12[2] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$13.438	$14.067	$12.972	$10.841	$16.899	$16.946

Income (loss) from investment operations:
Net investment income[3]	0.196	0.397	0.442	0.368	0.297	0.372
Net realized and unrealized gain (loss)	0.415	(0.131)	0.866	2.062	(4.557)	0.352

Total from investment operations	0.611	0.266	1.308	2.430	(4.260)	0.724

Less dividends and distributions from:
Net investment income	—	(0.895)	(0.213)	(0.299)	(0.295)	(0.376)
Net realized gain	—	—	—	—	(1.503)	(0.395)

Total dividends and distributions	—	(0.895)	(0.213)	(0.299)	(1.798)	(0.771)

Net asset value, end of period	$14.049	$13.438	$14.067	$12.972	$10.841	$16.899

Total return[4]	4.55%	1.98%	10.15%	22.49%	(27.21% )	4.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,538	$44,849	$49,303	$50,602	$46,811	$74,799
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.96%	0.87%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.14%	1.13%	1.17%	1.08%	0.87%	0.73%
Ratio of net investment income to average net assets	2.82%	2.79%	3.31%	3.19%	2.04%	2.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.66%	2.64%	3.12%	3.07%	2.04%	2.13%
Portfolio turnover	80%	146%	171%	178%	116%	174%

[1]

Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Conservative Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Delaware Foundation® Conservative Allocation Fund–33

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.10% of average daily net asset of the Fund’s advisory fee. The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Delaware Management Company (DMC) (Sub-Advisor), a series of Delaware Management Business Trust is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DMC a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $14,707 and $2,014, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$158,116
Distribution fees payable to LFD	9,249

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $224,184,627 and sales of $252,114,654 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2012, the Fund made purchases of $58,229,581 and sales of $68,303,452 of long-term U.S. government securities.

LVIP Delaware Foundation® Conservative Allocation Fund–34

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $323,468,800. At June 30, 2012, net unrealized appreciation was $28,033,024, of which $37,688,553 related to unrealized appreciation of investments and $9,655,529 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$36,485,011	$340,900	$36,825,911
Common Stock	86,712,768	26,847,928	326,970	113,887,666
Corporate Debt	85,408	127,717,215	185,463	127,988,086
Foreign Debt	—	23,995,951	—	23,995,951
Investment Companies	17,608,055	—	—	17,608,055
Municipal Bonds	—	612,123	—	612,123
U.S. Treasury Obligations	—	6,408,324	—	6,408,324
Short-Term Investments	89,781	22,449,660	—	22,539,441
Other	805,892	830,375	—	1,636,267

Total	$105,301,904	$245,346,587	$853,333	$351,501,824

Foreign Currency Exchange Contracts	$—	$(433,186)	$—	$(433,186)

Futures Contracts	$45,517	$—	$—	$45,517

Swap Contracts	$—	$584,656	$—	$584,656

A reconciliation of Level 3 investments was not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

LVIP Delaware Foundation® Conservative Allocation Fund–35

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $26,454,470 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing International Fair Value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$24,237,632

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$315,542,779
Undistributed ordinary income	6,467,629
Realized gains 1/1/12–6/30/12	3,648,882
Capital loss carryforwards as of 12/31/11	(2,959,614)
Other temporary differences	(531,847)
Unrealized appreciation of investments and derivatives	27,521,307

Net assets	$349,689,136

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax deferral of losses on straddles, mark-to-market of financial futures contracts and foreign currency contracts, tax treatment of market discount and premium on debt instruments, tax treatment of passive foreign investment companies and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to market discount and premium on certain debt instruments, tax treatment of gain (loss) on foreign currency transactions and paydown gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$440,081	$(440,081)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $2,959,916 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital gains of $3,648,882 which may reduce the capital loss carryforwards.

LVIP Delaware Foundation® Conservative Allocation Fund–36

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	735,479	1,001,144
Service Class	155,700	214,072
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,582,455
Service Class	—	215,697

	891,179	3,013,368

Shares repurchased:
Standard Class	(2,781,554)	(3,296,666)
Service Class	(251,723)	(597,155)

	(3,033,277)	(3,893,821)

Net decrease	(2,142,098)	(880,453)

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration

LVIP Delaware Foundation® Conservative Allocation Fund–37

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended June 30, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2011	24	$25,678
Options written	144	174,231
Options expired	(52)	(60,085)
Options terminated in closing purchase transactions	(116)	(139,824)

Options outstanding at June 30, 2012	—	$—

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps.    A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, net unrealized appreciation of CDS contracts was $584,656. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 10,560,000 and USD 11,422,000 less the value of the contracts’ related reference obligations. The Fund received $1,279,000 in securities collateral for open swap contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.    Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Delaware Foundation® Conservative Allocation Fund–38

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$27,653	Liabilities net of receivables and other assets	$(460,839)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	45,517	Liabilities net of receivables and other assets	—
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	584,656	Liabilities net of receivables and other assets	—

Total		$657,826		$(460,839)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(43,204)	$(1,079,247)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(357,175)	(22,938)
Equity contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	124,984	(11,022)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,136,211)	688,334

Total		$(2,411,606)	$(424,873)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Forward foreign currency contracts (average cost)	USD 10,377,329	USD 28,701,807
Futures contracts (average notional value)	9,110,191	5,445,190
Options contracts (average notional value)	8,634	35,442
Swap contracts (average notional value)	—	13,873,114
Swap contracts (average notional value)	—	EUR 10,396,320

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the

LVIP Delaware Foundation® Conservative Allocation Fund–39

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

8. Credit and Market Risk (continued)

aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2012, no securities have been determined be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Conservative Allocation Fund–40

LVIP Delaware Foundation® Moderate Allocation Fund

LVIP Delaware Foundation® Moderate Allocation Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Delaware Foundation® Moderate Allocation Fund

LVIP Delaware Foundation® Moderate Allocation Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the tables reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,046.70	0.73%	$3.71
Service Class Shares	1,000.00	1,045.50	0.98%	4.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.23	0.73%	$3.67
Service Class Shares	1,000.00	1,019.99	0.98%	4.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings

and Geography Allocation

As of June 30, 2012 (Unaudited)

Sector and geographical designations may be different than these presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	48.50%
U.S. Markets	31.33%
Aerospace & Defense	1.02%
Air Freight & Logistics	0.28%
Auto Components	0.08%
Automobiles	0.08%
Beverages	0.23%
Biotechnology	0.36%
Building Products	0.03%
Capital Markets	0.53%
Chemicals	0.57%
Commercial Banks	0.51%
Commercial Services & Supplies	0.44%
Communications Equipment	1.36%
Computers & Peripherals	1.37%
Construction & Engineering	0.14%
Consumer Finance	0.07%
Containers & Packaging	0.06%
Diversified Consumer Services	0.15%
Diversified Financial Services	0.82%
Diversified Telecommunication Services	0.78%
Electric Utilities	0.41%
Electrical Equipment	0.03%
Electronic Equipment, Instruments & Components	0.08%
Energy Equipment & Services	0.61%
Food & Staples Retailing	0.98%
Food Products	0.84%
Gas Utilities	0.04%
Health Care Equipment & Supplies	0.53%
Health Care Providers & Services	0.88%
Health Care Technology	0.05%
Hotels, Restaurants & Leisure	0.43%
Household Durables	0.09%
Household Products	0.55%
Independent Power Producers & Energy Traders	0.00%
Industrial Conglomerates	0.12%
Insurance	1.49%
Internet & Catalog Retail	0.43%
Internet Software & Services	1.29%
IT Services	1.50%
Life Sciences Tools & Services	0.08%
Machinery	0.53%
Media	0.62%
Metals & Mining	0.13%
Multiline Retail	0.24%
Multi-Utilities	0.08%
Office Electronics	0.29%

Security Type/Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	2.50%
Paper & Forest Products	0.07%
Personal Products	0.31%
Pharmaceuticals	2.02%
Professional Services	0.18%
Real Estate Investment Trusts	1.43%
Road & Rail	0.15%
Semiconductors & Semiconductor Equipment	0.54%
Software	1.34%
Specialty Retail	0.57%
Textiles, Apparel & Luxury Goods	0.38%
Thrifts & Mortgage Finance	0.06%
Trading Companies & Distributors	0.08%
Wireless Telecommunication Services	0.50%
Developed Markets	10.58%
Air Freight & Logistics	0.26%
Auto Components	0.13%
Automobiles	0.53%
Beverages	0.48%
Biotechnology	0.05%
Building Products	0.10%
Chemicals	0.34%
Commercial Banks	0.84%
Construction Materials	0.11%
Containers & Packaging	0.40%
Electrical Equipment	0.20%
Energy Equipment & Services	0.29%
Food & Staples Retailing	0.43%
Food Products	0.38%
Household Durables	0.22%
Industrial Conglomerates	0.06%
Insurance	0.25%
IT Services	0.39%
Life Sciences Tools & Services	0.03%
Media	0.16%
Metals & Mining	0.83%
Multiline Retail	0.37%
Multi-Utilities	0.40%
Oil, Gas & Consumable Fuels	0.28%
Pharmaceuticals	1.47%
Professional Services	0.27%
Road & Rail	0.32%
Semiconductors & Semiconductor Equipment	0.05%
Specialty Retail	0.05%
Textiles, Apparel & Luxury Goods	0.28%
Trading Companies & Distributors	0.27%
Wireless Telecommunication Services	0.34%

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets
Emerging Markets	6.59%
Airlines	0.03%
Automobiles	0.11%
Beverages	0.34%
Building Products	0.10%
Chemicals	0.05%
Commercial Banks	0.84%
Construction Materials	0.18%
Diversified Telecommunication Services	0.42%
Electronic Equipment, Instruments & Components	0.21%
Food & Staples Retailing	0.14%
Food Products	0.23%
Household Durables	0.04%
Insurance	0.10%
Internet & Catalog Retail	0.15%
Internet Software & Services	0.27%
IT Services	0.02%
Machinery	0.06%
Media	0.16%
Metals & Mining	0.41%
Oil, Gas & Consumable Fuels	1.02%
Paper & Forest Products	0.09%
Personal Products	0.07%
Real Estate Management & Development	0.10%
Road & Rail	0.05%
Semiconductors & Semiconductor Equipment	0.55%
Transportation Infrastructure	0.06%
Wireless Telecommunication Services	0.79%
Convertible Preferred Stock	0.14%
Exchange-Traded Funds	7.47%
Preferred Stock	0.29%
Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	0.64%
Agency Mortgage-Backed Securities	5.71%
Commercial Mortgage-Backed Securities	1.22%
Convertible Bonds	0.84%
Corporate Bonds	16.93%
Aerospace & Defense	0.06%
Auto Components	0.22%
Beverages	0.26%
Biotechnology	0.17%
Building Products	0.05%
Capital Markets	0.18%
Chemicals	0.26%
Commercial Banks	2.32%
Commercial Services & Supplies	0.53%
Communications Equipment	0.16%

Security Type/Sector	Percentage of Net Assets
Computers & Peripherals	0.07%
Construction Materials	0.12%
Consumer Finance	0.05%
Containers & Packaging	0.06%
Diversified Consumer Services	0.10%
Diversified Financial Services	0.62%
Diversified Telecommunication Services	0.62%
Electric Utilities	0.86%
Energy Equipment & Services	0.45%
Food & Staples Retailing	0.15%
Food Products	0.34%
Health Care Equipment & Supplies	0.31%
Health Care Providers & Services	0.26%
Hotels, Restaurants & Leisure	0.22%
Household Durables	0.01%
Industrial Conglomerates	0.08%
Insurance	0.68%
Internet Software & Services	0.13%
IT Services	0.09%
Life Sciences Tools & Services	0.01%
Machinery	0.05%
Media	0.66%
Metals & Mining	0.79%
Multiline Retail	0.25%
Multi-Utilities	0.88%
Office Electronics	0.04%
Oil, Gas & Consumable Fuels	3.00%
Paper & Forest Products	0.44%
Pharmaceuticals	0.07%
Real Estate Investment Trusts	0.84%
Road & Rail	0.02%
Textiles, Apparel & Luxury Goods	0.04%
Wireless Telecommunication Services	0.41%
Municipal Bond	0.05%
Non-Agency Asset-Backed Securities	0.57%
Non-Agency Collateralized Mortgage Obligations	0.17%
Regional Bonds	1.52%
Senior Secured Loans	2.75%
Sovereign Bonds	3.65%
Supranational Banks	0.15%
U.S. Treasury Obligations	4.11%
Warrant	0.01%
Short-Term Investments	7.77%
Total Value of Securities	102.49%
Liabilities Net of Receivables and Other Assets	(2.49%)
Total Net Assets	100.00%

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	1.19%
QUALCOMM	0.56%
Google Class A	0.50%
Pfizer	0.49%
AT&T	0.49%
Crown Castle International	0.48%
Visa Class A	0.48%
MasterCard Class A	0.46%
Merck	0.46%
Teva Pharmaceutical Industries ADR	0.45%
Total	5.56%

Geography	Percentage of Net Assets
Australia	1.59%
Bermuda	0.31%
Brazil	1.72%
Canada	2.36%
Cayman Islands	0.76%
Chile	0.14%
China	0.78%
Colombia	0.24%
Denmark	0.51%
Finland	0.09%
France	1.94%
Germany	0.42%
Guernsey	0.02%
Hong Kong	0.79%
India	0.48%
Indonesia	0.23%
Ireland	0.24%
Israel	0.52%
Italy	0.11%
Japan	1.70%
Jersey	0.03%
Luxembourg	0.40%
Malaysia	0.12%
Mexico	0.84%
Netherlands	0.31%
Norway	0.47%
Panama	0.15%
Peru	0.21%
Philippines	0.38%
Poland	0.17%
Qatar	0.02%
Republic of Korea	1.57%
Russia	0.68%
Singapore	0.05%
Supranational	0.15%

Geography	Percentage of Net Assets
South Africa	0.92%
Spain	0.13%
Sweden	0.41%
Switzerland	0.98%
Taiwan	0.51%
Thailand	0.17%
Turkey	0.06%
United Kingdom	2.90%
United States	67.70%
Uruguay	0.09%
Venezuela	0.35%
Total	94.72%

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–48.50%
U.S. MARKETS–31.33%
Aerospace & Defense–1.02%
†Esterline Technologies	685	$42,710
Honeywell International	1,440	80,410
†KEYW Holding	1,965	19,729
Lockheed Martin	580	50,506
Northrop Grumman	4,000	255,159
Raytheon	4,400	248,996
Rockwell Collins	410	20,234
Triumph Group	1,120	63,022
United Technologies	1,520	114,806

		895,572

Air Freight & Logistics–0.28%
Expeditors International of Washington	3,900	151,125
FedEx	510	46,721
†Hub Group Class A	1,210	43,802

		241,648

Auto Components–0.08%
†BorgWarner	280	18,365
Cooper Tire & Rubber	1,430	25,082
†Tenneco	1,040	27,893

		71,340

Automobiles–0.08%
Ford Motor	7,470	71,637

		71,637

Beverages–0.23%
Coca-Cola	850	66,462
PepsiCo	1,880	132,841

		199,303

Biotechnology–0.36%
†Acorda Therapeutics	975	22,971
†Celgene	970	62,235
†Gilead Sciences	1,620	83,073
†Incyte	1,175	26,673
†InterMune	1,380	16,491
†ONYX Pharmaceuticals	235	15,616
†Spectrum Pharmaceuticals	2,165	33,687
†Vertex Pharmaceuticals	950	53,124

		313,870

Building Products–0.03%
AAON	1,405	26,484

		26,484

Capital Markets–0.53%
Ameriprise Financial	1,030	53,828
Bank of New York Mellon	11,700	256,815
BlackRock	400	67,928

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
†Piper Jaffray	895	$20,970
State Street	1,410	62,942
Walter Investment Management	200	4,688

		467,171

Chemicals–0.57%
Celanese Class A	1,320	45,698
duPont (E.I.) deNemours	6,230	315,051
Eastman Chemical	990	49,866
†Ferro	4,865	23,352
Innophos Holdings	525	29,642
Koppers Holdings	510	17,340
†TPC Group	505	18,660

		499,609

Commercial Banks–0.51%
†BBCN Bancorp	1,840	20,038
Cardinal Financial	2,140	26,279
City Holding	630	21,225
Home Bancshares	945	28,898
Independent Bank	945	27,603
Park National	455	31,736
Prosperity Bancshares	670	28,160
Susquehanna Bancshares	3,265	33,630
†Texas Capital Bancshares	675	27,263
Trustmark	900	22,032
Webster Financial	1,465	31,732
Wells Fargo	4,430	148,139

		446,735

Commercial Services & Supplies–0.44%
McGrath RentCorp	710	18,815
Republic Services	990	26,195
†Tetra Tech	985	25,689
United Stationers	1,205	32,475
US Ecology	1,435	25,457
Waste Management	7,700	257,180

		385,811

Communications Equipment–1.36%
Adtran	1,075	32,454
Cisco Systems	15,870	272,488
Motorola Solutions	5,228	251,519
†NETGEAR	635	21,914
Plantronics	910	30,394
†Polycom	6,625	69,695
QUALCOMM	8,790	489,428
†ViaSat	555	20,962

		1,188,854

LVIP Delaware Foundation® Moderate Allocation Fund–5

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals–1.37%
†Apple	1,792	$1,046,528
†Dell	2,590	32,427
†EMC	3,860	98,932
†Synaptics	815	23,333

		1,201,220

Construction & Engineering–0.14%
Fluor	970	47,861
Granite Construction	885	23,107
†MYR Group	1,400	23,884
URS	830	28,950

		123,802

Consumer Finance–0.07%
Capital One Financial	1,190	65,045

		65,045

Containers & Packaging–0.06%
Boise	3,190	20,990
Silgan Holdings	805	34,365

		55,355

Diversified Consumer Services–0.15%
†Apollo Group Class A	3,525	127,570

		127,570

Diversified Financial Services–0.82%
CME Group	865	231,915
†IntercontinentalExchange	2,640	358,987
JPMorgan Chase	3,490	124,698

		715,600

Diversified Telecommunication Services–0.78%
AT&T	11,950	426,138
Atlantic Tele-Network	465	15,684
=Century Communications Tracking	5,000	0
Verizon Communications	5,500	244,420

		686,242

Electric Utilities–0.41%
Cleco	850	35,556
Edison International	5,500	254,099
OGE Energy	940	48,683
UIL Holdings	615	22,054

		360,392

Electrical Equipment–0.03%
Acuity Brands	530	26,982

		26,982

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components–0.08%
Anixter International	490	$25,995
†FARO Technologies	785	33,033
†Rofin-Sinar Technologies	685	12,967

		71,995

Energy Equipment & Services–0.61%
Baker Hughes	560	23,016
Bristow Group	760	30,909
Halliburton	8,500	241,314
†Key Energy Services	3,070	23,332
Lufkin Industries	450	24,444
National Oilwell Varco	490	31,576
†Pioneer Drilling	3,230	25,743
†RigNet	1,340	23,303
Schlumberger	1,670	108,400

		532,037

Food & Staples Retailing–0.98%
Casey’s General Stores	820	48,372
CVS Caremark	7,750	362,157
†Fresh Market	415	22,256
Safeway	14,100	255,915
†Susser Holdings	1,210	44,976
Walgreen	4,250	125,715

		859,391

Food Products–0.84%
Archer-Daniels-Midland	12,980	383,170
General Mills	1,750	67,445
J&J Snack Foods	610	36,051
Kraft Foods	6,400	247,168

		733,834

Gas Utilities–0.04%
AGL Resources	990	38,363

		38,363

Health Care Equipment & Supplies–0.53%
†Align Technology	1,255	41,992
Baxter International	4,800	255,119
Conmed	930	25,733
†CryoLife	2,600	13,598
†Haemonetics	465	34,461
†Merit Medical Systems	2,255	31,142
†Quidel	1,770	27,754
West Pharmaceutical Services	675	34,081

		463,880

Health Care Providers & Services–0.88%
†Air Methods	420	41,265
Cardinal Health	5,900	247,800
†Express Scripts Holding	1,700	94,911

LVIP Delaware Foundation® Moderate Allocation Fund–6

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	4,300	$257,570
UnitedHealth Group	2,210	129,285

		770,831

Health Care Technology–0.05%
†Greenway Medical Technologies	1,105	18,023
Quality Systems	1,020	28,060

		46,083

Hotels, Restaurants & Leisure–0.43%
†AFC Enterprises	1,685	38,991
†Bally Technologies	380	17,731
†Buffalo Wild Wings	335	29,024
CEC Entertainment	715	26,005
†Cheesecake Factory	725	23,171
†Jack in the Box	1,245	34,711
McDonald’s	1,250	110,662
†Shuffle Master	2,485	34,293
Starbucks	1,070	57,052
Starwood Hotels & Resorts Worldwide	125	6,630

		378,270

Household Durables–0.09%
Jarden	1,830	76,897

		76,897

Household Products–0.55%
Kimberly-Clark	3,960	331,729
Procter & Gamble	2,400	147,000

		478,729

Independent Power Producers & Energy Traders–0.00%
=Calpine	200	0

		0

Industrial Conglomerates–0.12%
General Electric	5,140	107,117

		107,117

Insurance–1.49%
AFLAC	1,430	60,904
Allstate	7,200	252,648
American Equity Investment Life Holding	2,880	31,709
Marsh & McLennan	8,000	257,840
Primerica	1,160	31,007
ProAssurance	310	27,618
Progressive	12,650	263,500
Prudential Financial	1,350	65,381
Travelers	5,000	319,199

		1,309,806

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet & Catalog Retail–0.43%
†priceline.com	535	$355,518
†Shutterfly	640	19,642

		375,160

Internet Software & Services–1.29%
†comScore	980	16,131
†eBay	680	28,567
†Google Class A	762	442,013
j2 Global	1,175	31,044
†Liquidity Services	490	25,083
†LogMeln	870	26,552
†OpenTable	345	15,528
†QuinStreet	1,425	13,196
†ValueClick	1,575	25,814
VeriSign	6,575	286,473
†Vocus	1,575	29,295
†Yahoo	12,400	196,292

		1,135,988

IT Services–1.50%
Accenture Class A	1,190	71,507
†Cognizant Technology Solutions Class A	1,070	64,200
†EPAM Systems	820	13,932
†ExlService Holdings	625	15,400
International Business Machines	250	48,895
MasterCard Class A	935	402,153
Syntel	375	22,763
†TeleTech Holdings	1,700	27,200
†Teradata	3,225	232,232
Visa Class A	3,375	417,250

		1,315,532

Life Sciences Tools & Services–0.08%
Thermo Fisher Scientific	1,410	73,193

		73,193

Machinery–0.53%
Barnes Group	1,290	31,334
Caterpillar	2,405	204,208
†Chart Industries	525	36,099
†Columbus McKinnon	1,465	22,107
Cummins	370	35,857
Deere	990	80,061
ESCO Technologies	730	26,601
†Kadant	1,135	26,616

		462,883

Media–0.62%
Cinemark Holdings	1,170	26,735
Comcast Class A	8,000	255,759
Comcast Special Class	4,150	130,310

LVIP Delaware Foundation® Moderate Allocation Fund–7

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Media (continued)
National CineMedia	1,540	$23,362
Regal Entertainment Group Class A	1,260	17,338
Viacom Class B	1,970	92,629

		546,133

Metals & Mining–0.13%
Allegheny Technologies	650	20,729
†Castle (A.M.)	2,460	26,125
Cliffs Natural Resources	620	30,560
†Coeur d’Alene Mines	1,040	18,262
†US Silica Holdings	1,620	18,241

		113,917

Multiline Retail–0.24%
Macy’s	1,950	66,983
Nordstrom	1,460	72,547
Target	1,270	73,901

		213,431

Multi-Utilities–0.08%
MDU Resources Group	2,100	45,381
NorthWestern	630	23,121

		68,502

Office Electronics–0.29%
Xerox	32,100	252,627

		252,627

Oil, Gas & Consumable Fuels–2.50%
Berry Petroleum Class A	700	27,762
†Carrizo Oil & Gas	1,140	26,801
Chevron	3,690	389,294
ConocoPhillips	4,500	251,460
EOG Resources	4,090	368,550
Exxon Mobil	2,390	204,512
Hess	990	43,016
Kinder Morgan	7,798	251,252
Marathon Oil	10,200	260,814
†Newfield Exploration	1,070	31,362
Occidental Petroleum	590	50,604
†Rosetta Resources	725	26,564
†Swift Energy	945	17,586
Williams	8,500	244,970

		2,194,547

Paper & Forest Products–0.07%
Buckeye Technologies	515	14,672
International Paper	1,690	48,858

		63,530

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Personal Products–0.31%
Avon Products	15,800	$256,118
†Prestige Brands Holdings	1,250	19,763

		275,881

Pharmaceuticals–2.02%
Abbott Laboratories	1,590	102,507
Allergan	3,950	365,652
Johnson & Johnson	3,960	267,538
Medicis Pharmaceutical Class A	580	19,807
Merck	9,600	400,800
Perrigo	1,500	176,895
Pfizer	18,623	428,328
†Salix Pharmaceuticals	185	10,071

		1,771,598

Professional Services–0.18%
†CRA International	780	11,458
†FTI Consulting	610	17,538
†Kforce	2,310	31,093
Manpower	670	24,556
†RPX	805	11,552
Towers Watson Class A	870	52,112
†WageWorks	475	7,154

		155,463

Real Estate Investment Trusts–1.43%
Acadia Realty Trust	300	6,954
American Tower	125	8,739
Apartment Investment & Management	400	10,812
AvalonBay Communities	250	35,370
Boston Properties	425	46,057
Brandywine Realty Trust	625	7,713
BRE Properties	150	7,503
Camden Property Trust	275	18,609
CBL & Associates Properties	250	4,885
Colonial Properties Trust	375	8,303
DCT Industrial Trust	4,935	31,091
DDR	1,175	17,202
Digital Realty Trust	250	18,768
Douglas Emmett	275	6,353
Duke Realty	275	4,026
DuPont Fabros Technology	1,220	34,843
EastGroup Properties	940	50,101
Education Realty Trust	850	9,418
Entertainment Properties Trust	730	30,010
Equity Lifestyle Properties	125	8,621
Equity Residential	800	49,887
Essex Property Trust	100	15,392
Extra Space Storage	275	8,415

LVIP Delaware Foundation® Moderate Allocation Fund–8

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Federal Realty Investment Trust	150	$15,614
General Growth Properties	575	10,402
HCP	950	41,943
Health Care REIT	425	24,778
Healthcare Realty Trust	250	5,960
Highwoods Properties	400	13,460
Home Properties	155	9,511
Host Hotels & Resorts	5,840	92,388
Kilroy Realty	325	15,733
Kimco Realty	775	14,748
LaSalle Hotel Properties	1,605	46,769
Lexington Realty Trust	800	6,776
Liberty Property Trust	475	17,499
Macerich	575	33,954
National Retail Properties	1,385	39,182
Prologis	975	32,399
PS Business Parks	125	8,465
Public Storage	300	43,323
Ramco-Gershenson Properties Trust	350	4,400
Rayonier	150	6,735
Regency Centers	400	19,028
Simon Property Group	800	124,527
SL Green Realty	275	22,066
Sovran Self Storage	800	40,072
†Strategic Hotels & Resorts	925	5,976
†Sunstone Hotel Investors	500	5,495
Tanger Factory Outlet Centers	225	7,211
Taubman Centers	150	11,574
UDR	525	13,566
Ventas	675	42,606
Vornado Realty Trust	425	35,692

		1,250,924

Road & Rail–0.15%
Hunt (J.B.) Transport Services	730	43,508
Union Pacific	770	91,869

		135,377

Semiconductors & Semiconductor Equipment–0.54%
†Amkor Technology	3,355	16,372
†Applied Micro Circuits	3,680	21,050
†Cirrus Logic	985	29,432
Intel	12,700	338,456
†IXYS	1,960	21,893
†Semtech	960	23,347
Texas Instruments	870	24,960

		475,510

Software–1.34%
†Adobe Systems	8,500	275,145
†BMC Software	6,700	285,956

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†Citrix Systems	410	$34,415
Intuit	5,325	316,039
Microsoft	6,160	188,434
†Nuance Communications	1,330	31,681
†SolarWinds	250	10,890
†SS&C Technologies Holdings	1,395	34,875

		1,177,435

Specialty Retail–0.57%
DSW Class A	1,090	59,296
†Jos. A Bank Clothiers	817	34,690
Lowe’s	8,800	250,272
Staples	11,875	154,969

		499,227

Textiles, Apparel & Luxury Goods–0.38%
†G-III Apparel Group	1,110	26,296
†Iconix Brand Group	1,970	34,416
Jones Group	850	8,126
NIKE Class B	2,225	195,311
†Perry Ellis International	1,505	31,229
†Steven Madden	1,072	34,036

		329,414

Thrifts & Mortgage Finance–0.06%
Dime Community Bancshares	1,840	24,454
Flushing Financial	2,090	28,486

		52,940

Trading Companies & Distributors–0.08%
Applied Industrial Technologies	1,125	41,456
†Titan Machinery	1,035	31,433

		72,889

Wireless Telecommunication Services–0.50%
†Crown Castle International	7,250	425,284
NTELOS Holdings	890	16,777

		442,061

Total U.S. Markets (Cost $20,329,347)		27,491,637

§DEVELOPED MARKETS–10.58%
Air Freight & Logistics–0.26%
Deutsche Post	12,892	228,005

		228,005

Auto Components–0.13%
Sumitomo Rubber Industries	9,075	118,202

		118,202

LVIP Delaware Foundation® Moderate Allocation Fund–9

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Automobiles–0.53%
Bayerische Motoren Werke	1,955	$141,418
Toyota Motor	8,100	326,934

		468,352

Beverages–0.48%
Carlsberg	2,245	177,135
Coca-Cola Amatil	17,581	241,676

		418,811

Biotechnology–0.05%
†Alkermes	2,410	40,898

		40,898

Building Products–0.10%
Cie de Saint-Gobain	2,429	89,711

		89,711

Chemicals–0.34%
Agrium	240	21,233
Israel Chemicals	5,300	58,640
Syngenta ADR	3,250	222,430

		302,303

Commercial Banks–0.84%
Mitsubishi UFJ Financial Group	56,400	270,206
Nordea Bank	27,307	235,192
Standard Chartered	10,819	235,013

		740,411

Construction Materials–0.11%
Lafarge	2,059	91,912

		91,912

Containers & Packaging–0.40%
Rexam	52,939	349,383

		349,383

Electrical Equipment–0.20%
Alstom	5,674	179,439

		179,439

Energy Equipment & Services–0.29%
†Noble	1,550	50,422
Subsea 7	10,107	199,736
=Veripos	885	2,378

		252,536

Food & Staples Retailing–0.43%
Greggs	19,024	150,280
Tesco	45,871	222,918

		373,198

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food Products–0.38%
†Aryzta	6,767	$336,683

		336,683

Household Durables–0.22%
Techtronic Industries	154,000	195,532

		195,532

Industrial Conglomerates–0.06%
Koninklijke Philips Electronics	2,798	55,113

		55,113

Insurance–0.25%
Alterra Capital Holdings	1,380	32,223
AXA	13,754	183,793

		216,016

IT Services–0.39%
†CGI Group Class A	13,128	315,547
†InterXion Holding	1,380	24,992

		340,539

Life Sciences Tools & Services–0.03%
†ICON ADR	1,190	26,811

		26,811

Media–0.16%
Publicis Groupe	3,099	141,667

		141,667

Metals & Mining–0.83%
Anglo American ADR	2,800	45,860
†AuRico Gold	26,902	216,157
Rio Tinto	3,654	173,646
Yamana Gold	18,697	288,521

		724,184

Multiline Retail–0.37%
Don Quijote	6,300	216,973
PPR	755	107,565

		324,538

Multi-Utilities–0.40%
National Grid	33,501	355,033

		355,033

Oil, Gas & Consumable Fuels–0.28%
Total	5,503	247,577

		247,577

LVIP Delaware Foundation® Moderate Allocation Fund–10

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals–1.47%
Meda Class A	13,092	$124,727
Novartis	4,438	248,030
Novo Nordisk ADR	1,875	272,513
Sanofi	3,303	249,931
Teva Pharmaceutical Industries ADR	10,000	394,400

		1,289,601

Professional Services–0.27%
Teleperformance	10,529	232,632

		232,632

Road & Rail–0.32%
East Japan Railway	4,466	280,426

		280,426

Semiconductors & Semiconductor Equipment–0.05%
Avago Technologies	1,150	41,285

		41,285

Specialty Retail–0.05%
Nitori Holdings	449	42,457

		42,457

Textiles, Apparel & Luxury Goods–0.28%
Yue Yuen Industrial Holdings	79,000	248,380

		248,380

Trading Companies & Distributors–0.27%
ITOCHU	22,114	232,433

		232,433

Wireless Telecommunication Services–0.34%
Vodafone Group	79,569	223,642
Vodafone Group ADR	2,570	72,423

		296,065

Total Developed Markets (Cost $8,112,643)		9,233,133

×EMERGING MARKETS–6.59%
Airlines–0.03%
†Gol Linhas Aereas Inteligentes ADR	6,500	28,665

		28,665

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Automobiles–0.11%
Hyundai Motor	219	$45,118
Mahindra & Mahindra	4,252	54,658

		99,776

Beverages–0.34%
Fomento Economico Mexicano ADR	1,000	89,250
Lotte Chilsung Beverage	75	96,558
Tsingtao Brewery	9,305	53,171
United Spirits	5,005	62,002

		300,981

Building Products–0.10%
KCC	353	86,841

		86,841

Chemicals–0.05%
Braskem ADR	3,100	41,261

		41,261

Commercial Banks–0.84%
Banco Santander Brasil ADR	7,400	57,350
Bangkok Bank	10,585	64,561
China Construction Bank	92,028	63,579
ICICI Bank ADR	1,500	48,615
Industrial & Commercial Bank of China	151,406	84,876
Itau Unibanco Holding ADR	5,200	72,384
KB Financial Group ADR	3,778	123,503
=Sberbank	33,200	88,538
Standard Bank Group	7,508	101,865
VTB Bank GDR	9,740	34,596

		739,867

Construction Materials–0.18%
Cemex ADR	9,752	65,631
Siam Cement NVDR	2,300	23,109
Ultratech Cement	2,513	68,853

		157,593

Diversified Telecommunication Services–0.42%
China Telecom	126,000	55,307
China Unicom Hong Kong ADR	6,500	81,575
Chunghwa Telecom ADR	2,403	75,526
KT ADR	7,400	97,532
Telefonica Brasil ADR	2,480	61,355

		371,295

LVIP Delaware Foundation® Moderate Allocation Fund–11

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components–0.21%
Hon Hai Precision Industry	45,784	$138,852
LG Display ADR	4,300	40,635

		179,487

Food & Staples Retailing–0.14%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,600	63,984
Wal-Mart de Mexico Series V	22,479	60,122

		124,106

Food Products–0.23%
Brazil Foods ADR	3,440	52,254
China Mengniu Dairy	15,000	39,720
Lotte Confectionery	46	63,107
Tingyi Cayman Islands Holding	18,000	46,375

		201,456

Household Durables–0.04%
LG Electronics	705	38,121

		38,121

Insurance–0.10%
Samsung Life Insurance	1,044	85,614

		85,614

Internet & Catalog Retail–0.15%
Hyundai Home Shopping Network	1,376	135,135

		135,135

Internet Software & Services–0.27%
†Baidu ADR	600	68,988
†Sina	1,000	51,810
†Sohu.com	2,500	111,600

		232,398

IT Services–0.02%
†WNS Holdings ADR	1,640	15,957

		15,957

Machinery–0.06%
United Tractors	23,031	52,991

		52,991

Media–0.16%
Grupo Televisa ADR	6,700	143,916

		143,916

Metals & Mining–0.41%
Anglo American Platinum	719	42,858
ArcelorMittal South Africa	6,048	38,898

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining (continued)
Gerdau	4,200	$30,267
Gerdau ADR	3,100	27,156
Impala Platinum Holdings	2,466	40,983
Steel Authority of India	19,736	32,533
Vale ADR	7,200	142,920

		355,615

Oil, Gas & Consumable Fuels–1.02%
CNOOC ADR	400	80,500
Gazprom ADR	11,000	104,449
LUKOIL ADR	1,500	84,120
PetroChina ADR	500	64,570
Petroleo Brasileiro SA ADR	11,200	210,224
†Polski Koncern Naftowy Orlen	3,153	35,510
PTT	6,124	62,439
#Reliance Industries GDR 144A	5,100	135,749
Rosneft Oil GDR	9,000	56,687
Sasol ADR	1,500	63,675

		897,923

Paper & Forest Products–0.09%
Fibria Celulose ADR	10,431	78,128

		78,128

Personal Products–0.07%
†Hypermarcas	10,800	63,629

		63,629

Real Estate Management & Development–0.10%
=#†Etalon Group GDR 144A	3,000	16,350
†UEM Land Holdings	101,700	67,425

		83,775

Road & Rail–0.05%
All America Latina Logistica	10,153	42,878

		42,878

Semiconductors & Semiconductor Equipment–0.55%
†MediaTek	5,001	46,331
Samsung Electronics	233	247,615
Taiwan Semiconductor Manufacturing	18,204	49,985
Taiwan Semiconductor Manufacturing ADR	4,100	57,236
United Microelectronics	188,600	82,359

		483,526

Transportation Infrastructure–0.06%
Santos Brasil Participacoes	3,300	49,058

		49,058

LVIP Delaware Foundation® Moderate Allocation Fund–12

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services–0.79%
America Movil ADR	2,800	$72,968
China Mobile ADR	2,300	125,741
Mobile Telesystems ADR	3,000	51,600
MTN Group	3,034	52,584
SK Telecom ADR	21,300	257,730
Turkcell Iletisim Hizmet ADR	3,900	48,945
Vodacom Group	7,478	85,246

		694,814

Total Emerging Markets (Cost $5,826,277)		5,784,806

Total Common Stock (Cost $34,268,267)		42,556,576

CONVERTIBLE PREFERRED STOCK–0.14%
Apache 6.00% exercise price $109.12, expiration date 8/1/13	300	15,072
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	318	17,669
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	6	5,852
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49	7	5,976
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	23	24,386
PPL 9.50% exercise price $28.80, expiration date 7/1/13	450	24,057
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	89	9,606
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	15	16,875

Total Convertible Preferred Stock (Cost $124,750)		119,493

EXCHANGE-TRADED FUNDS–7.47%
iShares MSCI EAFE Growth Index Fund	62,620	3,353,927
iShares MSCI EAFE Index Fund	25,550	1,276,478
Vanguard MSCI EAFE	60,930	1,923,560

Total Exchange-Traded Funds (Cost $6,045,936)		6,553,965

	Number of Shares		Value (U.S. $)

PREFERRED STOCK–0.29%
Alabama Power 5.625%		1,650	$42,158
BB&T 5.85%		1,350	35,438
•†PNC Financial Services Group 8.25%		125,000	129,745
•US Bancorp 6.50%		1,600	45,728

Total Preferred Stock (Cost $238,910)			253,069

	Principal Amount°
AGENCY ASSET-BACKED SECURITIES–0.00%
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.585% 11/25/32	USD	641	592

Total Agency Asset-Backed Securities (Cost $641)			592

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.64%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		7,452	8,675
Series 2003-26 AT 5.00% 11/25/32		65,129	68,840
Series 2003-122 AJ 4.50% 2/25/28		3,721	3,780
Series 2010-41 PN 4.50% 4/25/40		40,000	44,824
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		11,970	13,700
Series 2004-W11 1A2 6.50% 5/25/44		13,341	15,139
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		5,921	6,814
Series 2326 ZQ 6.50% 6/15/31		27,483	31,390
Series 2557 WE 5.00% 1/15/18		25,000	26,898
Series 3173 PE 6.00% 4/15/35		95,000	101,149
Series 3656 PM 5.00% 4/15/40		70,000	79,647
Series 4065 DE 3.00% 6/15/32		5,000	5,037
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		16,042	18,676
GNMA Series 2010-113 KE 4.50% 9/20/40		95,000	108,948
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		30,000	31,988

Total Agency Collateralized Mortgage Obligations
(Cost $533,164)			565,505

LVIP Delaware Foundation® Moderate Allocation Fund–13

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–5.71%
Fannie Mae 6.50% 8/1/17	4,884	$5,390
•Fannie Mae ARM
2.784% 4/1/36	4,648	4,975
4.708% 3/1/38	7,367	7,826
5.116% 11/1/35	5,923	6,333
5.941% 8/1/37	11,056	12,017
Fannie Mae Relocation 30 yr 5.00% 11/1/34	5,813	6,234
Fannie Mae S.F. 15 yr
4.00% 11/1/25	117,521	126,710
5.00% 5/1/21	12,260	13,274
5.50% 4/1/23	13,592	14,864
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27	254,000	266,105
3.00% 8/1/27	620,000	648,383
3.00% 9/1/27	105,000	109,594
3.50% 8/1/27	1,344,000	1,408,889
Fannie Mae S.F. 30 yr
5.00% 2/1/35	16,152	17,576
5.00% 10/1/35	345,213	375,425
5.50% 2/1/37	49,976	54,599
5.50% 4/1/37	59,790	66,423
5.50% 6/1/38	252,216	275,547
6.00% 8/1/36	5,060	5,576
6.00% 9/1/36	25,897	28,539
6.00% 11/1/36	103,969	114,574
6.00% 8/1/37	57,249	63,088
6.00% 4/1/38	124,925	137,394
6.00% 12/1/38	1,100	1,209
6.00% 4/1/40	32,783	36,108
6.00% 2/1/41	123,323	136,326
6.50% 2/1/36	21,164	24,047
7.50% 6/1/31	9,745	11,911
•Freddie Mac ARM
2.511% 7/1/36	5,587	5,950
2.56% 4/1/34	2,506	2,675
5.814% 10/1/36	9,834	10,520
Freddie Mac S.F. 15 yr 5.00% 6/1/18	4,858	5,200
Freddie Mac S.F. 30 yr 3.50% 4/1/42	163,439	171,652
5.50% 12/1/39	39,818	43,327
5.50% 7/1/40	494,613	539,131
6.00% 8/1/38	92,884	103,040
6.00% 10/1/38	131,904	146,327
7.00% 11/1/33	4,656	5,509
GNMA I S.F. 30 yr 7.50% 1/15/32	2,387	2,918

Total Agency Mortgage-Backed Securities
(Cost $4,981,186)		5,015,185

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.22%
Bank of America Merrill Lynch Commercial Mortgage
•Series 2005-1 A5 5.342% 11/10/42	30,000	$32,795
Series 2006-4 A4 5.634% 7/10/46	10,000	11,273
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	25,000	27,936
Series 2006-PW12 A4 5.901% 9/11/38	95,000	107,912
¿Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	115,000	126,989
Series 2006-C7 A2 5.69% 6/10/46	498	498
#Series 2010-C1 A1 144A 3.156% 7/10/46	43,464	45,557
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.593% 2/15/39	10,231	10,743
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	70,000	74,981
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	21,591
•Series 2006-GG6 A4 5.553% 4/10/38	20,000	22,241
•#Series 2011-GC3 C 144A 5.728% 3/10/44	100,000	98,765
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	40,000	44,037
Series 2005-LDP4 A4 4.918% 10/15/42	35,000	38,124
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	30,000	31,452
•Morgan Stanley Capital I Series 2007-T27 A4 5.824% 6/11/42	115,000	133,598
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36	61,808	62,386
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	114,164

LVIP Delaware Foundation® Moderate Allocation Fund–14

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	60,000	$65,863

Total Commercial Mortgage-Backed Securities
(Cost $953,906)		1,070,905

CONVERTIBLE BONDS–0.84%
AAR 1.75% exercise price $28.91, expiration date 1/1/26	13,000	12,903
Advanced Micro Devices 5.75% exercise price $20.13, expiration date 8/15/12	17,000	17,128
6.00% exercise price $28.08, expiration date 4/30/15	24,000	24,330
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	15,000	10,575
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	22,000	21,808
Alere 3.00% exercise price $43.98, expiration date 5/15/16	17,000	15,343
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	14,000	14,315
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	27,000	19,913
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	12,000	11,220
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	15,000	12,131
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	15,000	9,488
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	27,000	26,695
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	10,000	7,000
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	15,000	15,150
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	9,000	13,466
fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	14,000	13,703
Health Care REIT 3.00% exercise price $51.02, expiration date 11/30/29	19,000	22,586

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	20,000	$20,875
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	7,000	6,519
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	10,000	8,975
Intel 2.95% exercise price $29.96, expiration date 12/15/35	10,000	11,363
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	22,000	24,393
Jefferies Group 3.875% exercise price $37.77, expiration date 11/1/29	27,000	24,536
L-3 Communications Holdings 3.00% exercise price $96.46, expiration date 8/1/35	18,000	17,640
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	32,000	30,519
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30	12,000	15,750
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	21,000	21,788
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	37,000	35,427
MGM MIRAGE 4.25% exercise price $18.58, expiration date 4/10/15	20,000	20,325
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	12,000	20,700
National Retail Properties 3.95% exercise price $23.55, expiration date 9/15/26	9,000	10,733
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	8,000	8,870
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	14,000	13,878
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	35,000	33,599
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	16,000	16,040
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	3,000	2,449
PHH 4.00% exercise price $25.80, expiration date 9/1/14	31,000	30,960
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	18,000	17,415

LVIP Delaware Foundation® Moderate Allocation Fund–15

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	17,000	$17,574
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	7,000	13,536
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	13,000	13,650
Transocean 1.50% exercise price $158.97 expiration date 12/15/37	16,000	16,000
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	12,000	16,770

Total Convertible Bonds (Cost $711,127)		738,038

CORPORATE BONDS–16.93%
Aerospace & Defense–0.06%
Embraer 5.15% 6/15/22	55,000	56,595

		56,595

Auto Components–0.22%
American Axle & Manufacturing 7.875% 3/1/17	45,000	46,575
ArvinMeritor 8.125% 9/15/15	45,000	47,644
Delphi 6.125% 5/15/21	50,000	54,875
Tomkins 9.00% 10/1/18	36,000	40,230

		189,324

Beverages–0.26%
Constellation Brands 6.00% 5/1/22	40,000	43,100
#Heineken 144A 3.40% 4/1/22	85,000	87,236
Molson Coors Brewing
3.50% 5/1/22	45,000	46,301
5.00% 5/1/42	45,000	48,811

		225,448

Biotechnology–0.17%
Amgen 5.375% 5/15/43	80,000	86,875
Celgene 3.95% 10/15/20	60,000	63,136

		150,011

Building Products–0.05%
Nortek 8.50% 4/15/21	45,000	44,213

		44,213

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–0.18%
Jefferies Group 6.25% 1/15/36	35,000	$31,850
6.45% 6/8/27	25,000	24,000
Lazard Group 6.85% 6/15/17	95,000	104,371

		160,221

Chemicals–0.26%
CF Industries 6.875% 5/1/18	80,000	95,100
7.125% 5/1/20	30,000	36,600
Eastman Chemical 3.60% 8/15/22	55,000	56,212
Momentive Performance Materials 11.50% 12/1/16	50,000	37,500

		225,412

Commercial Banks–2.32%
Abbey National Treasury Services 4.00% 4/27/16	55,000	54,241
BB&T 5.25% 11/1/19	107,000	121,101
•BB&T Capital Trust IV 6.82% 6/12/57	25,000	25,250
Capital One Capital V 10.25% 8/15/39	40,000	41,000
City National 5.25% 9/15/20	60,000	63,919
Fifth Third Bancorp 3.50% 3/15/22	25,000	25,316
•Fifth Third Capital Trust IV 6.50% 4/15/37	95,000	94,763
HSBC Holdings 4.00% 3/30/22	290,000	301,741
JPMorgan Chase Bank 6.00% 10/1/17	250,000	280,223
KeyCorp 5.10% 3/24/21	165,000	184,354
PNC Funding 5.625% 2/1/17	38,000	42,324
•#PNC Preferred Funding Trust II 144A 1.69% 3/29/49	100,000	74,206
SunTrust Banks 3.50% 1/20/17	65,000	67,360
SVB Financial Group 5.375% 9/15/20	100,000	108,213
•USB Capital IX 3.50% 10/29/49	145,000	111,788
Wachovia 5.625% 10/15/16	45,000	50,775
Wells Fargo 2.10% 5/8/17	55,000	55,186

LVIP Delaware Foundation® Moderate Allocation Fund–16

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Wells Fargo Bank 4.75% 2/9/15	250,000	$268,087
Zions Bancorporation 4.50% 3/27/17	40,000	40,259
7.75% 9/23/14	25,000	27,128

		2,037,234

Commercial Services & Supplies–0.53%
#ADT 144A 3.50% 7/15/22	50,000	50,273
#Brambles USA 144A 3.95% 4/1/15	115,000	120,227
International Lease Finance 5.875% 4/1/19	20,000	20,047
6.25% 5/15/19	44,000	44,836
8.25% 12/15/20	125,000	143,460
8.75% 3/15/17	80,000	90,200

		469,043

Communications Equipment–0.16%
Avaya
#144A 7.00% 4/1/19	40,000	37,300
9.75% 11/1/15	40,000	33,300
Motorola Solutions 3.75% 5/15/22	70,000	69,173

		139,773

Computers & Peripherals–0.07%
#Seagate Technology International 144A 10.00% 5/1/14	58,000	64,670

		64,670

Construction Materials–0.12%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20 Amb	70,000	59,588
Headwaters 7.625% 4/1/19	50,000	49,375

		108,963

Consumer Finance–0.05%
John Deere Capital 2.80% 1/27/23	45,000	45,266

		45,266

Containers & Packaging–0.06%
Berry Plastics 9.75% 1/15/21	35,000	38,238
#Consolidated Container 144A 10.125% 7/15/20	10,000	10,350

		48,588

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services–0.10%
Yale University 2.90% 10/15/14	80,000	$84,357

		84,357

Diversified Financial Services–0.62%
Bank of America 3.75% 7/12/16	40,000	40,363
3.875% 3/22/17	95,000	96,880
5.70% 1/24/22	20,000	22,067
Citigroup 4.50% 1/14/22	30,000	31,046
General Electric Capital 6.00% 8/7/19	190,000	222,641
•#HBOS Capital Funding 144A 6.071% 6/29/49	40,000	26,400
•ING Groep 5.775% 12/29/49	40,000	34,200
PHH 9.25% 3/1/16	70,000	74,725

		548,322

Diversified Telecommunication Services–0.62%
CenturyLink 5.80% 3/15/22	105,000	104,720
#Clearwire Communications 144A 12.00% 12/1/15	35,000	32,025
Intelsat Bermuda 11.25% 2/4/17	35,000	36,181
Intelsat Jackson Holdings 7.25% 10/15/20	40,000	42,200
Level 3 Financing 10.00% 2/1/18	35,000	38,063
Qwest 6.75% 12/1/21	45,000	50,723
Telefonica Emisiones 5.462% 2/16/21	55,000	47,973
6.421% 6/20/16	10,000	9,604
#Vivendi 144A 3.45% 1/12/18	110,000	107,852
6.625% 4/4/18	64,000	70,828

		540,169

Electric Utilities–0.86%
Baltimore Gas & Electric 3.50% 11/15/21	45,000	47,634
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21	200,000	219,599
ComEd Financing III 6.35% 3/15/33	50,000	50,454
Ipalco Enterprises 5.00% 5/1/18	35,000	35,613
Jersey Central Power & Light 5.625% 5/1/16	25,000	28,670

LVIP Delaware Foundation® Moderate Allocation Fund–17

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities(continued)
LG&E and KU Energy 4.375% 10/1/21	85,000	$91,625
•NextEra Energy Capital Holdings 6.35% 10/1/66	105,000	107,199
Pennsylvania Electric 5.20% 4/1/20	70,000	79,091
•PPL Capital Funding 6.70% 3/30/67	35,000	34,991
Public Service Company of Oklahoma 5.15% 12/1/19	50,000	57,935

		752,811

Energy Equipment & Services–0.45%
#Hercules Offshore 144A 10.50% 10/15/17	45,000	45,225
Transocean 5.05% 12/15/16	120,000	130,287
Weatherford Bermuda
4.50% 4/15/22	130,000	133,495
9.625% 3/1/19	65,000	84,821

		393,828

Food & Staples Retailing–0.15%
Safeway 4.75% 12/1/21	85,000	84,456
#Woolworths 144A
3.15% 4/12/16	20,000	20,863
4.55% 4/12/21	25,000	27,794

		133,113

Food Products–0.34%
Del Monte 7.625% 2/15/19	38,000	38,523
•Kraft Foods 1.344% 7/10/13	95,000	95,371
#Kraft Foods Group 144A 3.50% 6/6/22	75,000	77,123
Tyson Foods 4.50% 6/15/22	85,000	87,975

		298,992

Health Care Equipment & Supplies–0.31%
Boston Scientific 6.00% 1/15/20	70,000	83,613
#Kinetic Concepts 144A 12.50% 11/1/19	35,000	32,025
Zimmer Holdings
3.375% 11/30/21	70,000	72,173
4.625% 11/30/19	70,000	79,564

		267,375

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services–0.26%
Community Health Systems 8.00% 11/15/19	15,000	$16,050
8.875% 7/15/15	4,000	4,110
#Highmark 144A
4.75% 5/15/21	35,000	35,876
6.125% 5/15/41	15,000	16,092
#MultiPlan 144A 9.875% 9/1/18	50,000	55,000
WellPoint
3.125% 5/15/22	65,000	65,660
4.625% 5/15/42	35,000	36,228

		229,016

Hotels, Restaurants & Leisure–0.22%
Pinnacle Entertainment 8.75% 5/15/20	45,000	49,500
Wyndham Worldwide 4.25% 3/1/22	30,000	30,266
5.625% 3/1/21	40,000	43,628
5.75% 2/1/18	50,000	55,661
Wynn Las Vegas 7.75% 8/15/20	10,000	11,125

		190,180

Household Durables–0.01%
Mohawk Industries 6.375% 1/15/16	11,000	12,183

		12,183

Industrial Conglomerates–0.08%
Koninklijke Philips Electronics 5.00% 3/15/42	65,000	70,157

		70,157

Insurance–0.68%
Alleghany 4.95% 6/27/22	40,000	40,837
American International Group 4.875% 6/1/22	15,000	15,378
•Chubb 6.375% 3/29/67	70,000	72,625
#Liberty Mutual Group 144A 4.95% 5/1/22	95,000	94,592
6.50% 5/1/42	30,000	30,466
•7.00% 3/15/37	20,000	17,900
MetLife 6.40% 12/15/36	50,000	49,264
6.817% 8/15/18	150,000	183,190
Prudential Financial
4.50% 11/15/20	20,000	21,237
6.00% 12/1/17	35,000	40,304
•XL Group 6.50% 12/29/49	40,000	32,700

		598,493

LVIP Delaware Foundation® Moderate Allocation Fund–18

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services–0.13%
GXS Worldwide 9.75% 6/15/15	65,000	$65,163
Symantec 2.75% 6/15/17	50,000	50,281

		115,444

IT Services–0.09%
First Data 11.25% 3/31/16	40,000	37,900
Western Union 3.65% 8/22/18	40,000	43,366

		81,266

Life Sciences Tools & Services–0.01%
Bio-Rad Laboratories 8.00% 9/15/16	9,000	9,990

		9,990

Machinery–0.05%
Caterpillar 2.60% 6/26/22	40,000	39,982

		39,982

Media–0.66%
Affinion Group 7.875% 12/15/18	35,000	30,013
Comcast 3.125% 7/15/22	40,000	40,274
DIRECTV Holdings 3.80% 3/15/22	130,000	131,733
#DISH DBS 144A 5.875% 7/15/22	35,000	35,525
Historic TW 6.875% 6/15/18	140,000	172,713
#Sirius XM Radio 144A 8.75% 4/1/15	40,000	45,200
Time Warner Cable 8.25% 4/1/19	65,000	85,051
#Univision Communications 144A 6.875% 5/15/19	35,000	36,225

		576,734

Metals & Mining–0.79%
Alcoa 5.40% 4/15/21	185,000	184,536
ArcelorMittal 9.85% 6/1/19	75,000	89,368
Barrick Gold 3.85% 4/1/22	240,000	248,982
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	80,000	78,870

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Novelis 8.75% 12/15/20	40,000	$43,300
Teck Resources 3.00% 3/1/19	30,000	29,847
4.75% 1/15/22	20,000	21,532

		696,435

Multiline Retail–0.25%
Dollar General 4.125% 7/15/17	10,000	10,188
Macy’s Retail Holdings 3.875% 1/15/22	110,000	115,876
5.90% 12/1/16	35,000	40,383
Target 4.00% 7/1/42	50,000	49,465

		215,912

Multi-Utilities–0.88%
Ameren Illinois 9.75% 11/15/18	155,000	209,320
CenterPoint Energy 5.95% 2/1/17	65,000	74,190
CMS Energy 4.25% 9/30/15	135,000	141,032
•Integrys Energy Group 6.11% 12/1/66	50,000	50,050
•Puget Sound Energy 6.974% 6/1/67	110,000	111,042
SCANA 4.125% 2/1/22	60,000	60,661
•Wisconsin Energy 6.25% 5/15/67	120,000	124,930

		771,225

Office Electronics–0.04%
Xerox 6.35% 5/15/18	30,000	35,019

		35,019

Oil, Gas & Consumable Fuels–3.00%
Ecopetrol 7.625% 7/23/19	67,000	84,755
El Paso Pipeline Partners Operating 6.50% 4/1/20	210,000	244,770
•Enbridge Energy Partners 8.05% 10/1/37	105,000	113,876
Energy Transfer Partners 9.70% 3/15/19	43,000	55,207
#ENI 144A 4.15% 10/1/20	100,000	99,409
•Enterprise Products Operating 7.034% 1/15/68	110,000	117,835

LVIP Delaware Foundation® Moderate Allocation Fund–19

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#IPIC GMTN 144A 5.50% 3/1/22	200,000	$219,000
Kinder Morgan Energy Partners 9.00% 2/1/19	85,000	109,944
Newfield Exploration 5.625% 7/1/24	15,000	15,356
Occidental Petroleum 2.70% 2/15/23	55,000	55,471
Pemex Project Funding Master Trust 6.625% 6/15/35	30,000	35,850
Petrobras International Finance 5.375% 1/27/21	131,000	141,843
5.75% 1/20/20	87,000	95,602
PetroHawk Energy 7.25% 8/15/18	60,000	67,559
Petroleos de Venezuela 9.00% 11/17/21	423,000	309,635
#Petroleos Mexicanos 144A 5.50% 6/27/44	80,000	82,000
Plains All American Pipeline 8.75% 5/1/19	85,000	112,262
Pride International 6.875% 8/15/20	100,000	122,895
Range Resources 5.00% 8/15/22	35,000	34,606
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	17,778	19,089
Talisman Energy 5.50% 5/15/42	95,000	97,943
•TransCanada PipeLines 6.35% 5/15/67	155,000	159,777
Williams Partners 4.00% 11/15/21	50,000	52,040
7.25% 2/1/17	75,000	89,955
#Woodside Finance 144A 8.75% 3/1/19	75,000	97,234

		2,633,913

Paper & Forest Products–0.44%
Domtar 4.40% 4/1/22	45,000	44,175
Georgia-Pacific 8.00% 1/15/24	130,000	173,994
International Paper 4.75% 2/15/22	110,000	120,298
6.00% 11/15/41	20,000	22,630
9.375% 5/15/19	15,000	20,164

		381,261

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals–0.07%
NBTY 9.00% 10/1/18	55,000	$61,050

		61,050

Real Estate Investment Trusts–0.84%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	82,069
American Tower 4.70% 3/15/22	25,000	25,714
Brandywine Operating Partnership 4.95% 4/15/18	60,000	61,522
DDR 4.625% 7/15/22	20,000	19,778
Developers Diversified Realty 4.75% 4/15/18	35,000	36,348
7.50% 4/1/17	15,000	17,226
7.875% 9/1/20	80,000	95,805
9.625% 3/15/16	20,000	24,313
Digital Realty Trust 5.25% 3/15/21	140,000	149,292
Host Hotels & Resorts 6.00% 10/1/21	29,000	31,973
Liberty Property 4.125% 6/15/22	35,000	35,391
Regency Centers
4.80% 4/15/21	45,000	48,208
5.875% 6/15/17	15,000	16,824
#WEA Finance 144A 4.625% 5/10/21	85,000	89,994

		734,457

Road & Rail–0.02%
Burlington Northern Santa Fe 5.65% 5/1/17	15,000	17,606

		17,606

Textiles, Apparel & Luxury Goods–0.04%
Hanesbrands 6.375% 12/15/20	35,000	37,013

		37,013

Wireless Telecommunication Services–0.41%
#Crown Castle Towers 144A 4.883% 8/15/20	270,000	293,638
NII Capital 7.625% 4/1/21	35,000	30,188
#Sprint Nextel 144A 9.125% 3/1/17	35,000	36,838

		360,664

Total Corporate Bonds (Cost $14,156,606)		14,851,728

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BOND–0.05%
Oregon State Taxable Pension 5.892% 6/1/27	35,000	$44,174

Total Municipal Bond (Cost $35,000)		44,174

NON-AGENCY ASSET-BACKED SECURITIES–0.57%
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16	100,000	100,654
#Cabela’s Master Credit Card Trust Series 2012-1A A1 144A 1.63% 2/18/20	100,000	101,228
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	95,000	115,374
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19	100,000	101,582
Mid-State Trust Series 11 A1 4.864% 7/15/38	13,314	13,651
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	29,025	30,528
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.642% 10/15/15	40,000	40,132

Total Non-Agency Asset-Backed Securities
(Cost $489,171)		503,149

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.17%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	25,790	24,762
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	18,025	18,232
Series 2005-6 7A1 5.50% 7/25/20	2,959	2,950
•Bank of America Mortgage Securities Series 2003-D 1A2 2.997% 5/25/33	62	49
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36	100,000	78,133
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	4,106	4,349

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•#GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27		13,463	$14,279
•MASTR ARM Trust Series 2003-6 1A2 2.70% 12/25/33		4,339	4,210
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		6,658	6,723

Total Non-Agency Collateralized Mortgage Obligations (Cost $127,080)			153,687

rREGIONAL BONDS–1.52%
Australia–1.15%
New South Wales Treasury 6.00% 4/1/19	AUD	325,000	381,466
Queensland Treasury
6.00% 9/14/17	AUD	123,000	140,506
6.25% 6/14/19	AUD	413,000	486,973

			1,008,945

Canada–0.37%
Province of Ontario 3.15% 6/2/22	CAD	221,000	224,338
Province of Quebec 4.25% 12/1/21	CAD	89,000	98,010

			322,348

Total Regional Bonds (Cost $1,272,425)			1,331,293

«SENIOR SECURED LOANS–2.75%
Bausch & Lomb Tranche B 4.75% 4/17/19		55,000	54,795
Brock Holdings III
10.00% 2/15/18		20,000	19,800
Tranche B 6.00% 2/15/17		19,162	19,134
Burlington Coat Factory Warehouse 5.75% 5/1/17		186,812	186,215
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		189,000	168,801
Chrysler Group 6.00% 4/28/17		163,737	165,169
Clear Channel Communications Tranche A 3.639% 7/30/14		76,086	69,682
Consolidated Container 5.75% 9/28/14		25,000	24,919
DaVita Tranche B 4.50% 10/20/16		45,000	45,045

LVIP Delaware Foundation® Moderate Allocation Fund–21

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Delos Aircraft 4.75% 3/17/16	180,000	$180,824
Delta Air Lines Tranche B 5.50% 3/29/17	49,624	49,640
Emdeon Tranche B 5.00% 11/2/18	44,775	44,843
First Data 5.00% 3/24/17	217,237	207,596
Tranche B2 2.995% 9/24/14	25,000	24,132
Frac Tech International Tranche B 6.25% 4/19/16	31,001	28,401
Hologic 7.50% 4/29/19	35,000	35,088
Houghton International Tranche B1 6.75% 1/11/16	19,664	19,812
Immucor Tranche B 7.25% 7/2/18	19,850	19,993
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18	180,000	180,168
Lawson Software Tranche B 6.25% 3/16/18	175,000	176,189
Level 3 Financing Tranche B2 5.75% 4/11/18	60,000	60,103
Lord & Taylor 5.75% 12/2/18	24,938	24,987
Multiplan 4.75% 8/26/17	27,154	26,874
Nuveen Investments 5.863% 5/13/17	52,330	51,637
8.25% 3/1/19	70,000	70,394
PQ 6.74% 7/30/15	40,000	38,119
Remy International Tranche B 6.25% 12/16/16	38,464	38,560
Reynolds Group Holdings Tranche C 6.50% 7/7/18	128,159	129,460
Toys R Us Tranche B 6.00% 9/1/16	54,472	51,408
Univision Communications 4.489% 3/29/17	139,392	132,238
Zayo Group Tranche B 7.125% 3/18/19	65,000	65,337

Total Senior Secured Loans (Cost $2,378,165)		2,409,363

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS–3.65%
Brazil–0.24%
Federal Republic of Brazil 5.625% 1/7/41		100,000	$123,150
8.875% 10/14/19		60,000	85,350

			208,500

Canada–0.24%
Canadian Government 3.75% 6/1/19	CAD	94,000	106,191
4.00% 6/1/17	CAD	91,000	100,917

			207,108

Chile–0.14%
Chile Government International 5.50% 8/5/20	CLP	57,000,000	121,923

			121,923

Colombia–0.15%
Colombia Government International 6.125% 1/18/41		100,000	130,500

			130,500

Finland–0.09%
Finland Government 4.00% 7/4/25	EUR	52,000	77,490

			77,490

Indonesia–0.17%
Indonesia Treasury 7.00% 5/15/22	IDR	920,000,000	104,344
11.00% 11/15/20	IDR	325,000,000	45,729

			150,073

Malaysia–0.04%
Malaysia Government 4.262% 9/15/16	MYR	112,000	36,884

			36,884

Mexico–0.26%
Mexican Bonos 6.50% 6/10/21	MXN	476,100	38,767
8.50% 5/31/29	MXN	1,320,600	121,068
Mexico Government International 4.75% 3/8/44		60,000	64,800

			224,635

Norway–0.47%
Norwegian Government 3.75% 5/25/21	NOK	589,000	114,132
4.25% 5/19/17	NOK	354,000	67,157
4.50% 5/22/19	NOK	1,174,000	233,375

			414,664

LVIP Delaware Foundation® Moderate Allocation Fund–22

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Panama–0.15%
Panama Government International 6.70% 1/26/36		32,000	$43,360
7.25% 3/15/15		33,000	37,785
8.875% 9/30/27		34,000	52,955

			134,100

Peru–0.21%
Republic of Peru 5.625% 11/18/50		20,000	24,350
7.125% 3/30/19		126,000	162,540

			186,890

Philippines–0.38%
Republic of Philippines 9.50% 10/21/24		218,000	331,360

			331,360

Poland–0.13%
Poland Government 5.00% 10/24/13	PLN	54,000	16,279
5.25% 10/25/17	PLN	330,000	101,243

			117,522

Republic of Korea–0.07%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	58,237,384	57,912

			57,912

Russia–0.20%
Russian-Eurobond 7.50% 3/31/30		146,209	175,903

			175,903

South Africa–0.44%
South Africa Government 7.25% 1/15/20	ZAR	395,000	48,666
8.00% 12/21/18	ZAR	2,262,000	293,283
10.50% 12/21/26	ZAR	284,000	42,265

			384,214

United Kingdom–0.18%
United Kingdom Gilt 4.25% 12/7/27	GBP	40,000	77,835
4.50% 3/7/19	GBP	42,000	79,970

			157,805

Uruguay–0.09%
Republic of Uruguay 8.00% 11/18/22		58,500	82,631

			82,631

Total Sovereign Bonds (Cost $3,100,715)			3,200,114

	Principal Amount°		Value (U.S. $)

SUPRANATIONAL BANKS–0.15%
International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	490,000	$85,452
3.625% 6/22/20	NOK	270,000	47,359

Total Supranational Banks (Cost $130,954)			132,811

U.S. TREASURY OBLIGATIONS–4.11%
U.S. Treasury Bond 3.125% 2/15/42		1,150,000	1,235,352
U.S. Treasury Notes 0.75% 6/30/17		645,000	645,756
¥ 1.75% 5/15/22		1,685,000	1,698,953
3.125% 4/30/17		25,000	27,840

Total U.S. Treasury Obligations (Cost $3,588,372)			3,607,901

		Number of Shares
WARRANT–0.01%
†Kinder Morgan		4,048	8,744

Total Warrant (Cost $7,246)			8,744

		Principal Amount°
SHORT-TERM INVESTMENTS–7.77%
≠Discounted Commercial Paper–7.70%
Abbey National North America 0.17%		4,100,000	4,099,980
Barclays U.S. Funding 0.20%		2,655,000	2,654,999

			6,754,979

		Number of Shares
Money Market Mutual Fund–0.07%
Dreyfus Treasury & Agency Cash Management Fund		58,855	58,855

			58,855

Total Short-Term Investments (Cost $6,813,834)			6,813,834

LVIP Delaware Foundation® Moderate Allocation Fund–23

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–102.49% (Cost $79,957,455)	$89,930,126
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.49%)	(2,187,952)

NET ASSETS APPLICABLE TO 6,284,243 SHARES OUTSTANDING–100.00%	$87,742,174

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND STANDARD CLASS ($86,011,624 / 6,162,435 Shares)	$13.957

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND SERVICE CLASS ($1,730,550 / 121,808 Shares)	$14.207

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$75,865,135
Undistributed net investment income	1,601,279
Accumulated net realized gain on investments	249,606
Net unrealized appreciation of investments and derivatives	10,026,154

Total net assets	$87,742,174

†	Non income producing security.

§	Developed Market–countries that are thought to be most developed and therefore less risky than emerging markets.

×	Emerging Market–developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $3,397,511, which represented 3.87% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $107,266, which represented 0.12% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

f	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2012.

r	Securities have been classified by country of origin.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.

¥	Fully or partially pledged as collateral for futures contracts.

≠	The rate shown is the effective yield at the time of purchase.

«	Includes foreign currency valued at $427,426 with a cost of $420,903.

LVIP Delaware Foundation® Moderate Allocation Fund–24

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

The	following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(32,202)	USD	31,362	7/13/12	$(1,561)
BAML	BRL	131,145	USD	(63,817)	7/13/12	1,293
BAML	EUR	(407,601)	USD	512,628	7/13/12	(3,027)
BAML	HUF	(141,679,350)	USD	597,834	7/13/12	(28,101)
BAML	JPY	(9,922,814)	USD	124,951	7/13/12	789
BAML	MXN	(1,417,655)	USD	104,072	7/13/12	(2,017)
BAML	NOK	(628,542)	USD	104,383	7/13/12	(1,075)
BAML	NZD	(36,207)	USD	27,205	7/13/12	(1,744)
BAML	ZAR	(396,000)	USD	47,155	7/13/12	(1,221)
BCLY	AUD	(140,965)	USD	137,389	7/13/12	(6,733)
BCLY	JPY	6,519,333	USD	(82,052)	7/13/12	(477)
BCLY	PLN	(547,024)	USD	160,000	7/13/12	(3,856)
CITI	EUR	(172,755)	USD	217,423	7/13/12	(1,128)
CITI	HUF	(37,396,560)	USD	160,000	7/13/12	(5,217)
CITI	JPY	6,273,225	USD	(79,021)	7/13/12	(526)
GSC	BRL	536,012	USD	(260,180)	7/13/12	5,936
GSC	GBP	(47,429)	USD	74,416	7/13/12	140
GSC	NOK	(166,080)	USD	27,643	7/13/12	(222)
HSBC	AUD	(351,007)	USD	345,568	7/3/12	(13,424)
HSBC	CAD	167,455	USD	(162,905)	7/13/12	1,529
HSBC	EUR	(30,843)	USD	38,806	7/13/12	(212)
HSBC	GBP	(40,000)	USD	62,206	7/13/12	(436)
HSBC	JPY	11,449,641	USD	(143,967)	7/13/12	(700)
HSBC	NOK	(882,171)	USD	147,024	7/13/12	(988)
JPMC	BRL	266,250	USD	(130,068)	7/13/12	2,118
JPMC	CAD	(141,611)	USD	137,888	7/13/12	(1,168)
JPMC	CHF	172,964	USD	(181,167)	7/13/12	1,045
JPMC	EUR	(91,487)	USD	115,108	7/13/12	(631)
JPMC	IDR	(207,020,000)	USD	21,520	7/13/12	(480)
JPMC	NOK	(1,416,863)	USD	235,731	7/13/12	(1,992)
MNB	CAD	(30,708)	USD	29,644	7/3/12	(517)
MNB	HKD	(5,099)	USD	657	7/2/12	—
MNB	JPY	3,381,993	USD	(42,605)	7/3/12	(293)
MNB	KRW	5,756,377	USD	(5,033)	7/2/12	9
MNB	ZAR	15,144	USD	(1,856)	7/2/12	(2)
MSC	BRL	288,912	USD	(141,397)	7/13/12	2,040
MSC	EUR	(261,395)	USD	329,139	7/13/12	(1,551)
MSC	GBP	(45,733)	USD	71,735	7/13/12	115
MSC	JPY	1,633,230	USD	(20,561)	7/13/12	(125)
MSC	NOK	(442,888)	USD	73,696	7/13/12	(612)
MSC	PLN	(375,970)	USD	110,000	7/13/12	(2,619)

						$(67,641)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
6 Long Gilt	$1,110,848	$1,119,229	9/26/12	$8,381

LVIP Delaware Foundation® Moderate Allocation Fund–25

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	ITRAXX Europe Crossover 16.1 5 yr CDS	EUR 705,000	5.00%	12/20/16	$(20,760)
MSC	ITRAXX Europe Crossover 17.1 yr CDS	1,470,000	5.00%	6/20/17	105,532
	Japan
MSC	5 yr CDS	USD 120,000	1.00%	9/20/16	(2,116)
MSC	5 yr CDS	182,000	1.00%	3/20/17	(4,573)
	Kingdom of Belgium
MSC	5 yr CDS	222,000	1.00%	12/20/16	(8,135)
MSC	5 yr CDS	72,000	1.00%	3/20/17	(3,097)
MSC	5 yr CDS	80,000	1.00%	6/20/17	(1,319)
	Kingdom of Spain
MSC	5 yr CDS	413,000	1.00%	6/20/16	36,697
MSC	5 yr CDS	170,000	1.00%	9/20/16	7,028
MSC	5 yr CDS	150,000	1.00%	3/20/17	6,772
MSC	5 yr CDS	80,000	1.00%	6/20/17	936
	Republic of France
MSC	5 yr CDS	336,000	0.25%	9/20/16	(2,710)
MSC	5 yr CDS	122,000	0.25%	12/20/16	(1,595)
MSC	5 yr CDS	214,000	0.25%	6/20/17	(2,438)
	Republic of Italy
MSC	5 yr CDS	120,000	1.00%	9/20/16	5,482
MSC	5 yr CDS	72,000	1.00%	3/20/17	(1,165)

					$114,539

The use of foreign currency exchange contracts, futures contracts and swaps contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CHF–Swiss Franc

CITI–Citibank

CLP–Chilean Peso

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesian Rupiah

LVIP Delaware Foundation® Moderate Allocation Fund–26

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transaction, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipts

NZD–New Zealand Dollar

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–27

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Assets and Liabilities

Six Months Ended June 30, 2012 (Unaudited)

ASSETS:
Investments, at value	$83,116,292
Short-term investments, at value	6,813,834
Receivable for securities sold	6,009,417
Dividends and interest receivable	517,313
Foreign currencies, at value	427,426
Cash	220,884
Unrealized gain on credit default swap contracts (including up front payments received $85,023)	199,562
Receivable for fund shares sold	10,892
Unrealized gain on foreign currency exchange contracts	5,854

TOTAL ASSETS	97,321,474

LIABILITIES:
Payable for securities purchased	9,291,578
Payable for fund shares redeemed	122,417
Unrealized loss on foreign currency exchange contracts	73,495
Other accrued expenses	41,344
Due to manager and affiliates	35,851
Variation margin payable on futures contracts	8,595
Annual protection payments on swap contracts	4,768
Other liabilities	1,252

TOTAL LIABILITIES	9,579,300

TOTAL NET ASSETS	$87,742,174

Investments, at cost	$73,143,621
Short-term investments, at cost	$6,813,834
Foreign currencies, at cost	$420,903

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–28

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Delaware Foundation® Moderate Allocation Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$936,675
Dividends	922,791
Foreign tax withheld	(36,367)

1,823,099

EXPENSES:
Management fees	454,026
Custodian fees	28,035
Accounting and administration expenses	26,368
Pricing fees	24,489
Professional fees	18,963
Reports and statements to shareholders	15,662
Distribution expenses-Service Class	1,754
Trustees’ fees	1,486
Other	24,640

595,423
Less expenses waived/reimbursed	(151,749)

Total operating expenses	443,674

NET INVESTMENT INCOME	1,379,425

NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on:
Investments	1,547,256
Foreign currencies	(11,717)
Foreign currency exchange contracts	(60,831)
Futures contracts	(112,666)
Options written	26,062
Swap contracts	(434,461)

Net realized gain	953,643

Net change in unrealized appreciation (depreciation) of:
Investments	2,413,081
Foreign currencies	8,463
Foreign currency exchange contracts	(172,842)
Futures contracts	(13,601)
Options written	(2,954)
Swap contracts	137,887

Net change in unrealized appreciation (depreciation)	2,370,034

NET REALIZED AND UNREALIZED GAIN	3,323,677

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,703,102

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,379,425	$2,524,951
Net realized gain	953,643	2,388,585
Net change in unrealized appreciation (depreciation)	2,370,034	(4,704,587)

Net increase in net assets resulting from operations	4,703,102	208,949

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,846,637)
Service Class	—	(21,042)

	—	(2,867,679)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,213,796	26,305,743
Service Class	693,061	704,175
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,846,637
Service Class	—	21,042

	17,906,857	29,877,597

Cost of shares repurchased:
Standard Class	(48,119,314)	(15,805,729)
Service Class	(55,068)	(24,054)

	(48,174,382)	(15,829,783)

Increase (decrease) in net assets derived from capital share transactions	(30,267,525)	14,047,814

NET INCREASE (DECREASE) IN NET ASSETS	(25,564,423)	11,389,084
NET ASSETS:
Beginning of period	113,306,597	101,917,513

End of period (including undistributed net investment income of $1,601,279 and $166,956, respectively)	$87,742,174	$113,306,597

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–29

LVIP Delaware Foundation® Moderate Allocation Fund

Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/12[2] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$13.334	$13.650	$12.613	$11.050	$14.800	$15.260

Income (loss) from investment operations:
Net investment income[3]	0.158	0.320	0.334	0.363	0.411	0.441
Net realized and unrealized gain (loss)	0.465	(0.286)	1.044	1.841	(3.622)	(0.404)

Total from investment operations	0.623	0.034	1.378	2.204	(3.211)	0.037

Less dividends and distributions from:
Net investment income	—	(0.350)	(0.341)	(0.641)	(0.539)	(0.497)

Total dividends and distributions	—	(0.350)	(0.341)	(0.641)	(0.539)	(0.497)

Net asset value, end of period	$13.957	$13.334	$13.650	$12.613	$11.050	$14.800

Total return[4]	4.67%	0.27%	11.00%	21.04%	(22.48% )	0.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,012	$112,260	$101,545	$83,514	$16,687	$27,018
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.77%	0.99%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.98%	0.97%	1.00%	1.01%	0.99%	0.86%
Ratio of net investment income to average net assets	2.28%	2.31%	2.58%	3.10%	3.19%	2.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.03%	2.07%	2.31%	2.86%	3.19%	2.86%
Portfolio turnover	98%	143%	148%	67% [5]	131%	134%

[1]

Effective June 15 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–30

LVIP Delaware Foundation® Moderate Allocation Fund

Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Service Class
	Six Months Ended 6/30/12[2] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$13.589	$13.905	$12.855	$11.130	$14.770	$15.240

Income (loss) from investment operations:
Net investment income[3]	0.144	0.289	0.312	0.332	0.376	0.403
Net realized and unrealized gain (loss)	0.474	(0.289)	1.057	1.955	(3.515)	(0.409)

Total from investment operations	0.618	—	1.369	2.287	(3.139)	(0.006)

Less dividends and distributions from:
Net investment income	—	(0.316)	(0.319)	(0.562)	(0.501)	(0.464)

Total dividends and distributions	—	(0.316)	(0.319)	(0.562)	(0.501)	(0.464)

Net asset value, end of period	$14.207	$13.589	$13.905	$12.855	$11.130	$14.770

Total return[4]	4.55%	0.02%	10.73%	21.55%	(21.98% )	0.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,730	$1,047	$373	$21	$—	$6
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	1.02%	1.24%	1.08%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.23%	1.22%	1.25%	1.26%	1.29%	1.16%
Ratio of net investment income to average net assets	2.03%	2.06%	2.33%	2.85%	2.94%	2.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.78%	1.82%	2.06%	2.61%	2.89%	2.56%
Portfolio turnover	98%	143%	148%	67% [5]	131%	134%

[1]

Effective June 15 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–31

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Moderate Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and viewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities.

LVIP Delaware Foundation® Moderate Allocation Fund–32

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.10% of average daily net asset of the Fund’s advisory fee. The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.73% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Delaware Management Company (DMC) (Sub-Advisor), a series of Delaware Management Business Trust is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DMC a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $4,843 and $720, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$35,514
Distribution fees payable to LFD	337

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $62,316,774 and sales of $102,571,420 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2012, the Fund made purchases of $47,602,966 and sales of $36,624,729 of long-term U.S. government securities.

LVIP Delaware Foundation® Moderate Allocation Fund–33

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $80,614,861. At June 30, 2012, net unrealized appreciation was $9,315,265, of which $11,605,225 related to unrealized appreciation of investments and $2,289,960 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$7,268,891	$40,132	$7,309,023
Common Stock	32,577,188	9,872,123	107,265	42,556,576
Corporate Debt	31,947	18,051,587	35,088	18,118,622
Foreign Debt	—	4,664,218	—	4,664,218
Investment Companies	6,553,965	—	—	6,553,965
Municipal Bond	—	44,174	—	44,174
U.S. Treasury Obligations	—	3,607,901	—	3,607,901
Short-Term Investments	58,855	6,754,979	—	6,813,834
Other	132,067	129,746	—	261,813

Total	$39,354,022	$50,393,619	$182,485	$89,930,126

Foreign Currency Exchange Contracts	$—	$(67,641)	$—	$(67,641)

Futures Contracts	8,381	—	—	8,381

Swap Contracts	—	114,539	—	114,539

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

LVIP Delaware Foundation® Moderate Allocation Fund–34

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $10,854,315 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$2,867,879

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$75,865,135
Undistributed ordinary income	1,822,180
Undistributed long-term capital gains	831,848
Other temporary differences	(40,856)
Unrealized appreciation	9,263,867

Net assets	$87,742,174

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax deferral of losses on straddles, mark-to-market of futures contracts and foreign currency contracts, tax treatment of market discount and premium on debt instruments, tax treatment of passive foreign investment companies and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to market discount and premium on certain debt instruments, tax treatment of gain (loss) on foreign currency transactions, and paydown gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Gain
$54,898	$(54,898)

LVIP Delaware Foundation® Moderate Allocation Fund–35

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	1,230,391	1,903,568
Service Class	48,612	50,434
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	214,264
Service Class	—	1,555

	1,279,003	2,169,821

Shares repurchased:
Standard Class	(3,487,069)	(1,138,055)
Service Class	(3,867)	(1,729)

	(3,490,936)	(1,139,784)

Net increase (decrease)	(2,211,933)	1,030,037

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options written. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration

LVIP Delaware Foundation® Moderate Allocation Fund–36

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to reduced counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the six months ended June 30, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2011	5	$5,938
Options written	32	38,720
Options expired	(12)	(13,577)
Options terminated in closing purchase transactions	(25)	(31,081)

Options outstanding at June 30, 2012	—	$—

Swap Contracts–The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2012, the Fund entered into CDS contracts as a purchaser protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon paymen, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, the net unrealized appreciation of CDS was $114,539. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 2,175,000 and USD 2,353,000 less the value of the contracts’ related reference obligations. The Fund received $261,000 in securities collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.    Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Delaware Foundation® Moderate Allocation Fund–37

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2012 were as follows:

	Asset Derivatives			Liabilities Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$5,854		Unrealized loss on foreign currency exchange contracts	$(73,495)
Interest rate contracts (Futures contracts)	Variation margin receivable and other assets	8,381	*	Variation margin payable and other assets	—
Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	114,539		Unrealized loss on credit default swap contracts	—

Total		$128,774			$(73,495)

*	Includes cumulative depreciation of futures contracts from the date the contracts are opened through June 30, 2012. Only current day variation margin is reported with the Fund’s assets and liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized depreciation of foreign currency exchange contracts	$(60,831)	$(172,842)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized depreciation of futures contracts	(112,666)	(13,601)
Equity contracts (Options written)	Net realized gain on options written and net change in unrealized depreciation of options written	26,062	(2,954)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation of swap contracts	(434,461)	137,887

Total		$(581,896)	$(51,510)

Derivatives Generally.    The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	2,157,034	USD	4,698,614
Futures contracts (average notional value)		1,541,977		865,416
Options contracts (average notional value)		1,988		8,092
Swap contracts (average notional value)	EUR	—	EUR	2,139,480
Swap contracts (average notional value)	USD	—	USD	2,777,581

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Delaware Foundation® Moderate Allocation Fund–38

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

8. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2012, no securities have been determined be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Moderate Allocation Fund–39

LVIP Delaware Growth and Income Fund

LVIP Delaware Growth and Income Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Delaware Growth and Income Fund

LVIP Delaware Growth and Income Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,090.70	0.42%	$2.18
Service Class Shares	1,000.00	1,080.30	0.77%	3.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.77	0.42%	$2.11
Service Class Shares	1,000.00	1,021.03	0.77%	3.87

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.39%
Aerospace & Defense	4.32%
Air Freight & Logistics	0.65%
Auto Components	0.24%
Automobiles	1.02%
Beverages	2.62%
Biotechnology	2.85%
Capital Markets	2.61%
Chemicals	2.65%
Commercial Banks	2.12%
Commercial Services & Supplies	0.46%
Communications Equipment	1.98%
Computers & Peripherals	7.20%
Construction & Engineering	1.13%
Consumer Finance	0.93%
Diversified Financial Services	2.73%
Diversified Telecommunication Services	2.49%
Energy Equipment & Services	3.04%
Food & Staples Retailing	1.60%
Food Products	1.02%
Gas Utilities	0.60%
Health Care Providers & Services	3.10%
Hotels, Restaurants & Leisure	2.41%
Household Durables	1.07%
Household Products	3.07%
Industrial Conglomerates	1.51%
Insurance	2.85%
Internet Software & Services	2.28%
IT Services	2.70%
Life Sciences Tools & Services	1.05%
Machinery	2.91%
Media	3.29%
Metals & Mining	0.73%
Multiline Retail	3.40%
Multi-Utilities	1.33%
Oil, Gas & Consumable Fuels	6.98%
Paper & Forest Products	0.69%
Pharmaceuticals	6.41%
Professional Services	1.13%
Real Estate Investment Trusts	1.23%
Road & Rail	1.96%
Semiconductors & Semiconductor Equipment	2.34%

Security Type/Sector	Percentage of Net Assets
Software	3.61%
Wireless Telecommunication Services	1.08%
Short-Term Investments	0.28%
Total Value of Securities	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	5.23%
Exxon Mobil	2.92%
Microsoft	2.66%
Pfizer	2.50%
AT&T	2.49%
Procter & Gamble	2.18%
Merck	2.15%
Wells Fargo	2.12%
Chevron	1.89%
Google Class A	1.88%
Total	26.02%

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.39%
Aerospace & Defense–4.32%
Honeywell International	234,400	$13,088,896
Lockheed Martin	97,400	8,481,592
Rockwell Collins	66,500	3,281,775
Triumph Group	108,000	6,077,160
United Technologies	239,800	18,112,094

		49,041,517

Air Freight & Logistics–0.65%
FedEx	80,100	7,337,961

		7,337,961

Auto Components–0.24%
†Borg Warner	41,500	2,721,985

		2,721,985

Automobiles–1.02%
Ford Motor	1,206,000	11,565,540

		11,565,540

Beverages–2.62%
Coca-Cola	110,800	8,663,452
PepsiCo	297,700	21,035,482

		29,698,934

Biotechnology–2.85%
†Celgene	158,900	10,195,024
†Gilead Sciences	265,300	13,604,584
†Vertex Pharmaceuticals	153,000	8,555,760

		32,355,368

Capital Markets–2.61%
Ameriprise Financial	159,800	8,351,148
BlackRock	66,600	11,310,012
State Street	223,600	9,981,504

		29,642,664

Chemicals–2.65%
Agrium	38,000	3,361,860
Celanese Class A	212,600	7,360,212
duPont (E.I.) deNemours	214,900	10,867,493
Eastman Chemical	169,300	8,527,641

		30,117,206

Commercial Banks–2.12%
Wells Fargo	718,965	24,042,190

		24,042,190

Commercial Services & Supplies–0.46%
Republic Services	199,500	5,278,770

		5,278,770

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–1.98%
Cisco Systems	199,400	$3,423,698
QUALCOMM	342,300	19,059,264

		22,482,962

Computers & Peripherals–7.20%
†Apple	101,650	59,363,600
†Dell	407,900	5,106,908
†EMC	673,000	17,248,990

		81,719,498

Construction & Engineering–1.13%
Fluor	158,000	7,795,720
URS	142,600	4,973,888

		12,769,608

Consumer Finance–0.93%
Capital One Financial	192,565	10,525,603

		10,525,603

Diversified Financial Services–2.73%
†IntercontinentalExchange	76,350	10,382,073
JPMorgan Chase	575,300	20,555,469

		30,937,542

Diversified Telecommunication Services–2.49%
AT&T	792,500	28,260,550

		28,260,550

Energy Equipment & Services–3.04%
Baker Hughes	83,900	3,448,290
National Oilwell Varco	79,300	5,110,092
†Noble	261,200	8,496,836
Schlumberger	268,500	17,428,335

		34,483,553

Food & Staples Retailing–1.60%
CVS Caremark	388,800	18,168,624

		18,168,624

Food Products–1.02%
General Mills	299,400	11,538,876

		11,538,876

Gas Utilities–0.60%
AGL Resources	174,500	6,761,875

		6,761,875

Health Care Providers & Services–3.10%
†Express Scripts	277,800	15,509,574
UnitedHealth Group	336,200	19,667,700

		35,177,274

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Growth and Income Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.41%
McDonald’s	198,400	$17,564,352
Starbucks	183,500	9,784,220

		27,348,572

Household Durables–1.07%
Jarden	289,300	12,156,386

		12,156,386

Household Products–3.07%
Kimberly-Clark	120,700	10,111,039
Procter & Gamble	402,900	24,677,625

		34,788,664

Industrial Conglomerates–1.51%
General Electric	820,400	17,097,136

		17,097,136

Insurance–2.85%
AFLAC	239,000	10,179,010
Prudential Financial	217,400	10,528,682
Travelers	182,400	11,644,416

		32,352,108

Internet Software & Services–2.28%
†eBay	108,400	4,553,884
†Google Class A	36,800	21,346,576

		25,900,460

IT Services–2.70%
Accenture Class A	201,600	12,114,144
†Cognizant Technology Solutions Class A	170,400	10,224,000
International Business Machines	42,600	8,331,708

		30,669,852

Life Sciences Tools & Services–1.05%
Thermo Fisher Scientific	228,800	11,877,008

		11,877,008

Machinery–2.91%
Caterpillar	166,800	14,162,988
Cummins	59,700	5,785,527
Deere	161,100	13,028,157

		32,976,672

Media–3.29%
Comcast Special Class A	658,900	20,689,460
Regal Entertainment Group Class A	206,948	2,847,604
Viacom Class B	292,148	13,736,799

		37,273,863

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining–0.73%
Allegheny Technologies	101,100	$3,224,079
Cliffs Natural Resources	102,708	5,062,477

		8,286,556

Multiline Retail–3.40%
DSW Class A	85,762	4,665,453
Macy’s	310,800	10,675,980
Nordstrom	233,900	11,622,491
Target	199,100	11,585,629

		38,549,553

Multi-Utilities–1.33%
MDU Resources Group	336,000	7,260,960
OGE Energy	150,800	7,809,932

		15,070,892

Oil, Gas & Consumable Fuels–6.98%
Chevron	203,600	21,479,800
EOG Resources	52,600	4,739,786
Exxon Mobil	386,500	33,072,805
Hess	158,600	6,891,170
†Newfield Exploration	171,300	5,020,803
Occidental Petroleum	92,400	7,925,148

		79,129,512

Paper & Forest Products–0.69%
International Paper	270,500	7,820,155

		7,820,155

Pharmaceuticals–6.41%
Abbott Laboratories	261,400	16,852,458
Johnson & Johnson	44,300	2,992,908
Merck	585,500	24,444,625
Pfizer	1,235,476	28,415,948

		72,705,939

Professional Services–1.13%
Manpower	108,600	3,980,190
Towers Watson Class A	148,102	8,871,310

		12,851,500

Real Estate Investment Trusts–1.23%
Host Hotels & Resorts	641,564	10,149,542
National Retail Properties	134,300	3,799,347

		13,948,889

Road & Rail–1.96%
Hunt (J.B.) Transport	124,300	7,408,280
Union Pacific	123,900	14,782,509

		22,190,789

LVIP Delaware Growth and Income Fund–4

LVIP Delaware Growth and Income Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.34%
Avago Technologies	185,800	$6,670,220
Intel	606,300	16,157,895
Texas Instruments	130,500	3,744,045

		26,572,160

Software–3.61%
†Citrix Systems	64,000	5,372,160
Microsoft	986,600	30,180,094
†Nuance Communications	226,100	5,385,702

		40,937,956

Wireless Telecommunication Services–1.08%
Vodafone Group ADR	436,500	12,300,570

		12,300,570

Total Common Stock (Cost $814,795,079)		1,127,433,292

	Principal Amount (U.S. $)	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.28%
≠Discounted Commercial Paper–0.26%
Abbey National North America 0.17% 7/2/12	$2,925,000	$2,924,986

		2,924,986

	Number of Shares
Money Market Mutual Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund	302,469	302,469

		302,469

Total Short-Term Investments (Cost $3,227,455)		3,227,455

TOTAL VALUE OF SECURITIES–99.67% (Cost $818,022,534)	1,130,660,747
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	3,754,304

NET ASSETS APPLICABLE TO 36,163,849 SHARES OUTSTANDING–100.00%	$1,134,415,051

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND STANDARD CLASS ($1,067,126,434 / 34,012,843 Shares)	$31.374

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND SERVICE CLASS ($67,288,617 / 2,151,006 Shares)	$31.282

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$792,763,619
Undistributed net investment income	13,470,189
Accumulated net realized gain on investments	15,543,030
Net unrealized appreciation of investments	312,638,213

Total net assets	$1,134,415,051

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–5

LVIP Delaware Growth and Income Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Delaware Growth and Income Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$11,056,708
Interest	13,904
Foreign tax withheld	(6,555)

11,064,057

EXPENSES:
Management fees	1,927,541
Accounting and administration expenses	239,078
Distribution expenses-Service Class	123,539
Reports and statements to shareholders	66,518
Professional fees	17,028
Trustees’ fees	13,637
Custodian fees	6,060
Pricing fees	978
Other	13,655

Total operating expenses	2,408,034

NET INVESTMENT INCOME	8,656,023

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	22,203,363
Net change in unrealized appreciation (depreciation) of investments	56,136,610

NET REALIZED AND UNREALIZED GAIN	78,339,973

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,995,996

See accompanying notes, which are an integral part of the financial statements.

	Six Months
	Ended	Year Ended
	6/30/12
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,656,023	$16,009,409
Net realized gain	22,203,363	79,098,867
Net change in unrealized appreciation (depreciation)	56,136,610	(80,282,797)

Net increase in net assets resulting from operations	86,995,996	14,825,479

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(10,701,014)
Service Class	—	(494,229)

	—	(11,195,243)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	69,679,817	4,787,119
Service Class	10,849,485	13,286,138
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10,701,013
Service Class	—	494,229

	80,529,302	29,268,499

Cost of shares repurchased:
Standard Class	(63,128,011)	(141,128,940)
Service Class	(15,191,198)	(14,746,036)

	(78,319,209)	(155,874,976)

Increase (decrease) in net assets derived from capital share transactions	2,210,093	(126,606,477)

NET INCREASE (DECREASE) IN NET ASSETS	89,206,089	(122,976,241)
NET ASSETS:
Beginning of period	1,045,208,962	1,168,185,203

End of period (including undistributed net investment income of $13,470,189 and $4,814,166, respectively)	$1,134,415,051	$1,045,208,962

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–6

LVIP Delaware Growth and Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$28.992	$28.962	$25.884	$20.972	$36.857	$35.157

Income (loss) from investment operations:
Net investment income[2]	0.249	0.428	0.335	0.328	0.470	0.483
Net realized and unrealized gain (loss)	2.133	(0.081)	3.005	4.842	(12.713)	1.660

Total from investment operations	2.382	0.347	3.340	5.170	(12.243)	2.143

Less dividends and distributions from:
Net investment income	—	(0.317)	(0.262)	(0.258)	(0.376)	(0.443)
Net realized gain	—	—	—	—	(3.266)	—

Total dividends and distributions	—	(0.317)	(0.262)	(0.258)	(3.642)	(0.443)

Net asset value, end of period	$31.374	$28.992	$28.962	$25.884	$20.972	$36.857

Total return[3]	8.22%	1.20%	12.93%	24.68%	(35.76% )	6.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,067,126	$979,176	$1,101,287	$1,151,408	$993,797	$1,823,930
Ratio of expenses to average net assets	0.42%	0.42%	0.42%	0.43%	0.41%	0.40%
Ratio of net investment income to average net assets	1.60%	1.45%	1.27%	1.48%	1.55%	1.29%
Portfolio turnover	12%	36%	32%	49%	37%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–7

LVIP Delaware Growth and Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$28.957	$28.928	$25.860	$20.963	$36.805	$35.116

Income (loss) from investment operations:
Net investment income[2]	0.194	0.323	0.243	0.251	0.365	0.388
Net realized and unrealized gain (loss)	2.131	(0.079)	2.995	4.826	(12.670)	1.662

Total from investment operations	2.325	0.244	3.238	5.077	(12.305)	2.050

Less dividends and distributions from:
Net investment income	—	(0.215)	(0.170)	(0.180)	(0.271)	(0.361)
Net realized gain	—	—	—	—	(3.266)	—

Total dividends and distributions	—	(0.215)	(0.170)	(0.180)	(3.537)	(0.361)

Net asset value, end of period	$31.282	$28.957	$28.928	$25.860	$20.963	$36.805

Total return[3]	8.03%	0.84%	12.54%	24.24%	(35.99% )	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$67,289	$66,033	$66,898	$58,964	$44,697	$65,405
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.78%	0.76%	0.65%
Ratio of net investment income to average net assets	1.25%	1.10%	0.92%	1.13%	1.20%	1.04%
Portfolio turnover	12%	36%	32%	49%	37%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–8

LVIP Delaware Growth and Income Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Growth and Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

LVIP Delaware Growth and Income Fund–9

LVIP Delaware Growth and Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (Sub-Advisor), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $43,975 and $5,870, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$309,051
Distribution fees payable to LFD	18,898

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $160,572,917 and sales of $130,835,448 of investment securities other short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $825,291,129. At June 30, 2012, net unrealized appreciation was $305,369,618, of which $346,902,696 related to unrealized appreciation of investments and $41,533,078 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Growth and Income Fund–10

LVIP Delaware Growth and Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$1,127,433,292	$—	$1,127,433,292
Short-Term Investments	302,469	2,924,986	3,227,455

Total	$1,127,735,761	$2,924,986	$1,130,660,747

There were no Level 3 securities at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$11,195,243

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$792,763,619
Undistributed ordinary income	16,465,460
Undistributed long-term capital gains	19,816,354
Unrealized appreciation	305,369,618

Net assets	$1,134,415,051

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	2,246,242	163,447
Service Class	354,148	450,260
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	369,306
Service Class	—	17,073

	2,600,390	1,000,086

Shares repurchased:
Standard Class	(2,007,607)	(4,783,864)
Service Class	(483,497)	(499,569)

	(2,491,104)	(5,283,433)

Net increase (decrease)	109,286	(4,283,347)

LVIP Delaware Growth and Income Fund–11

LVIP Delaware Growth and Income Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Growth and Income Fund–12

LVIP Delaware Social Awareness Fund

LVIP Delaware Social Awareness Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Delaware Social Awareness Fund

LVIP Delaware Social Awareness Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,072.50	0.47%	$2.42
Service Class Shares	1,000.00	1,070.60	0.82%	4.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.53	0.47%	$2.36
Service Class Shares	1,000.00	1,020.79	0.82%	4.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.20%
Aerospace & Defense	0.45%
Air Freight & Logistics	1.69%
Auto Components	0.93%
Automobiles	1.46%
Beverages	1.85%
Biotechnology	3.35%
Capital Markets	3.70%
Chemicals	0.73%
Commercial Banks	2.57%
Communications Equipment	2.95%
Computers & Peripherals	2.97%
Consumer Finance	1.20%
Diversified Financial Services	2.28%
Diversified Telecommunication Services	2.56%
Electrical Equipment	1.14%
Energy Equipment & Services	2.92%
Food & Staples Retailing	2.70%
Food Products	1.97%
Gas Utilities	0.61%
Health Care Equipment & Supplies	1.13%
Health Care Providers & Services	5.07%
Hotels, Restaurants & Leisure	2.50%
Household Durables	1.84%
Insurance	4.27%
Internet Software & Services	3.80%
IT Services	2.65%
Life Sciences Tools & Services	1.09%
Machinery	3.71%
Media	4.46%
Metals & Mining	1.30%
Multiline Retail	3.91%
Multi-Utilities	0.97%
Oil, Gas & Consumable Fuels	3.40%
Paper & Forest Products	0.93%
Pharmaceuticals	5.59%
Professional Services	1.83%
Road & Rail	2.16%
Semiconductors & Semiconductor Equipment	3.79%
Software	5.20%
Wireless Telecommunication Services	1.57%
Short-Term Investment	0.51%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	4.17%
UnitedHealth Group	3.06%
Abbott Laboratories	2.84%
Allergan	2.75%
CVS Caremark	2.70%
Wells Fargo	2.57%
AT&T	2.56%
EMC	2.52%
Starbucks	2.50%
QUALCOMM	2.35%
Total	28.02%

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.20%
Aerospace & Defense–0.45%
Rockwell Collins	55,500	$2,738,925

		2,738,925

Air Freight & Logistics–1.69%
FedEx	111,900	10,251,159

		10,251,159

Auto Components–0.93%
†Borg Warner	85,600	5,614,504

		5,614,504

Automobiles–1.46%
Ford Motor	919,800	8,820,882

		8,820,882

Beverages–1.85%
PepsiCo	158,800	11,220,808

		11,220,808

Biotechnology–3.35%
†Celgene	90,000	5,774,400
†Gilead Sciences	180,800	9,271,424
†Vertex Pharmaceuticals	94,000	5,256,480

		20,302,304

Capital Markets–3.70%
Ameriprise Financial	117,300	6,130,098
BlackRock	43,500	7,387,170
State Street	198,200	8,847,648

		22,364,916

Chemicals–0.73%
Rockwood Holdings	99,900	4,430,565

		4,430,565

Commercial Banks–2.57%
Wells Fargo	465,000	15,549,600

		15,549,600

Communications Equipment–2.95%
Cisco Systems	211,700	3,634,889
QUALCOMM	255,900	14,248,512

		17,883,401

Computers & Peripherals–2.97%
†Dell	219,100	2,743,132
†EMC	595,200	15,254,976

		17,998,108

Consumer Finance–1.20%
Capital One Financial	133,350	7,288,911

		7,288,911

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–2.28%
Citigroup	200,300	$5,490,223
†IntercontinentalExchange	61,050	8,301,579

		13,791,802

Diversified Telecommunication Services–2.56%
AT&T	435,200	15,519,232

		15,519,232

Electrical Equipment–1.14%
Roper Industries	69,800	6,880,884

		6,880,884

Energy Equipment & Services–2.92%
Baker Hughes	73,400	3,016,740
National Oilwell Varco	40,400	2,603,376
†Noble	370,800	12,062,124

		17,682,240

Food & Staples Retailing–2.70%
CVS Caremark	349,500	16,332,135

		16,332,135

Food Products–1.97%
General Mills	308,800	11,901,152

		11,901,152

Gas Utilities–0.61%
AGL Resources	95,400	3,696,750

		3,696,750

Health Care Equipment & Supplies–1.13%
Baxter International	129,000	6,856,350

		6,856,350

Health Care Providers & Services–5.07%
†Express Scripts	218,200	12,182,106
UnitedHealth Group	316,400	18,509,400

		30,691,506

Hotels, Restaurants & Leisure–2.50%
Starbucks	283,500	15,116,220

		15,116,220

Household Durables–1.84%
Jarden	265,300	11,147,906

		11,147,906

Insurance–4.27%
AFLAC	182,700	7,781,193
Prudential Financial	207,700	10,058,911
Travelers	125,000	7,980,000

		25,820,104

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services–3.80%
†eBay	103,700	$4,356,437
†Google Class A	24,300	14,095,701
†LogMeIn	150,000	4,578,000

		23,030,138

IT Services–2.65%
Accenture Class A	159,100	9,560,319
†Cognizant Technology Solutions Class A	107,700	6,462,000

		16,022,319

Life Sciences Tools & Services–1.09%
Thermo Fisher Scientific	127,600	6,623,716

		6,623,716

Machinery–3.71%
†Chart Industries	41,200	2,832,912
Cummins	33,000	3,198,030
Deere	168,200	13,602,334
Lincoln Electric Holdings	64,600	2,828,834

		22,462,110

Media–4.46%
Comcast Class A	420,000	13,427,400
Regal Entertainment Group Class A	115,900	1,594,784
Viacom Class B	254,960	11,988,219

		27,010,403

Metals & Mining–1.30%
Allegheny Technologies	111,500	3,555,735
Cliffs Natural Resources	88,000	4,337,520

		7,893,255

Multiline Retail–3.91%
DSW Class A	56,445	3,070,608
Macy’s	342,100	11,751,135
Nordstrom	177,700	8,829,913

		23,651,656

Multi-Utilities–0.97%
OGE Energy	112,800	5,841,912

		5,841,912

Oil, Gas & Consumable Fuels–3.40%
EOG Resources	37,900	3,415,169
EQT	88,500	4,746,255
Hess	143,600	6,239,420
†Newfield Exploration	210,000	6,155,100

		20,555,944

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products–0.93%
International Paper	194,400	$5,620,104

		5,620,104

Pharmaceuticals–5.59%
Abbott Laboratories	266,500	17,181,255
Allergan	179,700	16,634,829

		33,816,084

Professional Services–1.83%
Manpower	128,100	4,694,865
Towers Watson Class A	106,394	6,373,001

		11,067,866

Road & Rail–2.16%
Hunt (J.B.) Transport	66,500	3,963,400
Union Pacific	76,500	9,127,215

		13,090,615

Semiconductors & Semiconductor Equipment–3.79%
Avago Technologies	154,900	5,560,910
Intel	353,200	9,412,780
Maxim Integrated Products	193,300	4,956,212
Texas Instruments	105,800	3,035,402

		22,965,304

Software–5.20%
†Citrix Systems	59,000	4,952,460
Microsoft	825,200	25,242,868
†Nuance Communications	54,100	1,288,662

		31,483,990

Wireless Telecommunication Services–1.57%
Vodafone Group ADR	337,600	9,513,568

		9,513,568

Total Common Stock (Cost $457,114,536)		600,549,348

SHORT-TERM INVESTMENT–0.51%
Money Market Mutual Fund–0.51%
Dreyfus Treasury & Agency Cash Management Fund	3,065,567	3,065,567

Total Short-Term Investment (Cost $3,065,567)		3,065,567

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.71% (Cost $460,180,103)	$603,614,915
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,749,536

NET ASSETS APPLICABLE TO 18,496,046 SHARES OUTSTANDING–100.00%	$605,364,451

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($546,254,683 / 16,684,495 Shares)	$32.740

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($59,109,768 / 1,811,551 Shares)	$32.629

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$407,013,906
Undistributed net investment income	6,099,685
Accumulated net realized gain on investments	48,816,048
Net unrealized appreciation of investments	143,434,812

Total net assets	$605,364,451

†	Non income producing security.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

LVIP Delaware Social Awareness Fund

Statements of Changes of Net Assets

INVESTMENT INCOME:
Dividends	$5,143,116
Interest	1,698

5,144,814

EXPENSES:
Management fees	1,216,571
Accounting and administration expenses	135,984
Distribution expenses-Service Class	105,801
Reports and statements to shareholders	50,943
Professional fees	14,660
Trustees’ fees	7,836
Custodian fees	3,528
Pricing fees	598
Other	28,125

Total operating expenses	1,564,046

NET INVESTMENT INCOME	3,580,768

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	13,397,141
Net change in unrealized appreciation (depreciation) of investments	26,610,674

NET REALIZED AND UNREALIZED GAIN	40,007,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,588,583

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,580,768	$7,102,846
Net realized gain	13,397,141	73,289,852
Net change in unrealized appreciation (depreciation)	26,610,674	(74,610,692)

Net increase in net assets resulting from operations	43,588,583	5,782,006

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,332,838)
Service Class	—	(251,091)

	—	(4,583,929)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,052,758	8,063,056
Service Class	4,441,710	6,888,447
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,332,838
Service Class	—	251,091

	6,494,468	19,535,432

Cost of shares repurchased:
Standard Class	(36,972,106)	(88,306,728)
Service Class	(6,272,701)	(11,609,933)

	(43,244,807)	(99,916,661)

Decrease in net assets derived from capital share transactions	(36,750,339)	(80,381,229)

NET INCREASE (DECREASE) IN NET ASSETS	6,838,244	(79,183,152)
NET ASSETS:
Beginning of period	598,526,207	677,709,359

End of period (including undistributed net investment income of $6,099,685 and $2,518,917, respectively)	605,364,451	598,526,207

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$30.528	$30.573	$27.563	$22.408	$36.654	$35.920

Income (loss) from investment operations:
Net investment income[2]	0.194	0.352	0.222	0.212	0.317	0.401
Net realized and unrealized gain (loss)	2.018	(0.154)	2.962	6.405	(12.349)	0.661

Total from investment operations	2.212	0.198	3.184	6.617	(12.032)	1.062

Less dividends and distributions from:
Net investment income	—	(0.243)	(0.174)	(0.170)	(0.278)	(0.328)
Net realized gain	—	—	—	(1.292)	(1.936)	—

Total dividends and distributions	—	(0.243)	(0.174)	(1.462)	(2.214)	(0.328)

Net asset value, end of period	$32.740	$30.528	$30.573	$27.563	$22.408	$36.654

Total return[3]	7.25%	0.64%	11.57%	30.00%	(34.41% )	2.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$546,254	$541,611	$616,404	$631,412	$554,029	$1,000,287
Ratio of expenses to average net assets	0.47%	0.47%	0.47%	0.48%	0.44%	0.41%
Ratio of net investment income to average net assets	1.18%	1.12%	0.79%	0.89%	1.02%	1.09%
Portfolio turnover	12%	41%	28%	33%	41%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$30.478	$30.523	$27.525	$22.389	$36.593	$35.870

Income (loss) from investment operations:
Net investment income[2]	0.136	0.241	0.124	0.128	0.208	0.307
Net realized and unrealized gain (loss)	2.015	(0.151)	2.951	6.387	(12.301)	0.662

Total from investment operations	2.151	0.090	3.075	6.515	(12.093)	0.969

Less dividends and distributions from:
Net investment income	—	(0.135)	(0.077)	(0.087)	(0.175)	(0.246)
Net realized gain	—	—	—	(1.292)	(1.936)	—

Total dividends and distributions	—	(0.135)	(0.077)	(1.379)	(2.111)	(0.246)

Net asset value, end of period	$32.629	$30.478	$30.523	$27.525	$22.389	$36.593

Total return[3]	7.06%	0.29%	11.18%	29.54%	(34.64% )	2.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,110	$56,915	$61,305	$60,422	$50,375	$84,597
Ratio of expenses to average net assets	0.82%	0.82%	0.82%	0.83%	0.79%	0.66%
Ratio of net investment income to average net assets	0.83%	0.77%	0.44%	0.54%	0.67%	0.84%
Portfolio turnover	12%	41%	28%	33%	41%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of the fund shares over a period of three years or longer).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (Sub-Advisor), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $25,016 and $3,360, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$191,635
Distribution fees payable to LFD	16,661

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $75,373,697 and sales of $97,144,163 of investment securities other short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $462,136,212. At June 30, 2012, net unrealized appreciation was $141,478,703, of which $174,242,720 related to unrealized appreciation of investments and $32,764,017 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Common Stock	$600,549,348
Short-Term Investment	3,065,567

Total	$603,614,915

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

3. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11

Ordinary income	$4,583,929

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$407,013,906
Undistributed ordinary income	6,099,685
Undistributed long-term capital gains	50,772,157
Unrealized appreciation	141,478,703

Net assets	$605,364,451

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	62,063	257,940
Service Class	134,991	221,835
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	140,294
Service Class	—	8,141

	197,054	628,210

Shares repurchased:
Standard Class	(1,118,737)	(2,818,507)
Service Class	(190,866)	(371,010)

	(1,309,603)	(3,189,517)

Net decrease	(1,112,549)	(2,561,307)

7. Market Risk

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund

LVIP Delaware Special Opportunities Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Delaware Special Opportunities Fund

LVIP Delaware Special Opportunities Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,074.80	0.47%	$2.42
Service Class Shares	1,000.00	1,073.00	0.82%	4.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.53	0.47%	$2.36
Service Class Shares	1,000.00	1,020.79	0.82%	4.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.22%
Aerospace & Defense	0.44%
Auto Components	2.13%
Beverages	2.31%
Capital Markets	2.90%
Chemicals	7.91%
Commercial Banks	9.33%
Commercial Services & Supplies	0.54%
Communications Equipment	0.23%
Construction & Engineering	1.21%
Containers & Packaging	0.82%
Diversified Consumer Services	1.50%
Electric Utilities	2.55%
Electrical Equipment	1.66%
Electronic Equipment, Instruments & Components	1.25%
Energy Equipment & Services	2.89%
Food Products	0.64%
Gas Utilities	0.41%
Health Care Equipment & Supplies	1.03%
Health Care Providers & Services	2.95%
Hotels, Restaurants & Leisure	0.55%
Household Durables	2.00%
Insurance	10.35%
IT Services	1.54%
Leisure Equipment & Products	0.83%
Life Sciences Tools & Services	2.08%
Machinery	4.13%
Media	0.68%
Metals & Mining	1.96%
Multiline Retail	2.61%
Multi-Utilities	2.96%
Oil, Gas & Consumable Fuels	4.56%
Pharmaceuticals	1.58%
Professional Services	0.61%
Real Estate Investment Trusts	3.91%
Road & Rail	2.70%
Semiconductors & Semiconductor Equipment	0.79%
Software	3.14%
Specialty Retail	5.39%
Textiles, Apparel & Luxury Goods	1.20%
Tobacco	1.95%
Short-Term Investments	2.22%
Total Value of Securities	100.44%
Liabilities Net of Receivables and Other Assets	(0.44%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Berkley (W.R.)	2.76%
East West Bancorp	2.14%
Albemarle	2.10%
Cytec Industries	2.08%
American Financial Group	2.00%
Whiting Petroleum	1.98%
Reynolds American	1.95%
ENSCO ADR	1.89%
Highwoods Properties	1.72%
Comerica	1.72%
Total	20.34%

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.22%
Aerospace & Defense–0.44%
Alliant Techsystems	46,500	$2,351,505

		2,351,505

Auto Components–2.13%
†Borg Warner	90,100	5,909,659
Johnson Controls	200,200	5,547,542

		11,457,201

Beverages–2.31%
Beam	86,400	5,399,136
Dr. Pepper Snapple Group	160,400	7,017,500

		12,416,636

Capital Markets–2.90%
Federated Investors Class B	193,300	4,223,605
Northern Trust	83,500	3,842,670
Raymond James Financial	219,550	7,517,392

		15,583,667

Chemicals–7.91%
Albemarle	189,600	11,307,744
Celanese Class A	240,000	8,308,800
Cytec Industries	190,900	11,194,376
FMC	120,600	6,449,688
†Grace (W.R.) & Co	104,400	5,266,980

		42,527,588

Commercial Banks–9.33%
Associated Banc-Corp	175,900	2,320,121
BancorpSouth	215,800	3,133,416
Bank of Hawaii	184,500	8,477,775
Comerica	300,700	9,234,497
East West Bancorp	491,400	11,528,244
First Horizon National	633,810	5,482,457
Hancock Holding	107,700	3,278,388
Regions Financial	510,200	3,443,850
Zions Bancorp	168,800	3,278,096

		50,176,844

Commercial Services & Supplies–0.54%
Brink’s	126,000	2,920,680

		2,920,680

Communications Equipment–0.23%
†Polycom	118,600	1,247,672

		1,247,672

Construction & Engineering–1.21%
KBR	263,800	6,518,498

		6,518,498

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.82%
†Owens-Illinois	229,800	$4,405,266

		4,405,266

Diversified Consumer Services–1.50%
Service International	649,700	8,036,789

		8,036,789

Electric Utilities–2.55%
Edison International	175,600	8,112,720
PPL	200,300	5,570,343

		13,683,063

Electrical Equipment–1.66%
Regal-Beloit	143,500	8,934,310

		8,934,310

Electronic Equipment, Instruments & Components–1.25%
†Avnet	217,100	6,699,706

		6,699,706

Energy Equipment & Services–2.89%
ENSCO ADR	216,600	10,173,702
†Rowan	165,400	5,347,382

		15,521,084

Food Products–0.64%
Tyson Food Class A	181,900	3,425,177

		3,425,177

Gas Utilities–0.41%
Questar	105,500	2,200,730

		2,200,730

Health Care Equipment & Supplies–1.03%
Becton, Dickinson	74,000	5,531,500

		5,531,500

Health Care Providers & Services–2.95%
McKesson	91,100	8,540,625
Universal Health Services Class B	169,300	7,306,988

		15,847,613

Hotels, Restaurants & Leisure–0.55%
Starwood Hotels & Resorts Worldwide	56,000	2,970,240

		2,970,240

Household Durables–2.00%
D.R. Horton	280,933	5,163,549
Newell Rubbermaid	308,600	5,598,004

		10,761,553

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–10.35%
American Financial Group	274,650	$10,774,520
Berkley (W.R.)	381,850	14,861,601
HCC Insurance Holdings	225,300	7,074,420
Loews	68,100	2,785,971
Reinsurance Group of America	150,600	8,013,426
StanCorp Financial Group	79,700	2,961,652
Torchmark	181,500	9,174,825

		55,646,415

IT Services–1.54%
†Fiserv	114,600	8,276,412

		8,276,412

Leisure Equipment & Products–0.83%
Hasbro	132,500	4,487,775

		4,487,775

Life Sciences Tools & Services–2.08%
Agilent Technologies	144,700	5,678,028
Thermo Fisher Scientific	106,100	5,507,651

		11,185,679

Machinery–4.13%
Cummins	60,900	5,901,819
Eaton	117,800	4,668,414
Gardner Denver	111,200	5,883,592
Parker Hannifin	75,050	5,769,844

		22,223,669

Media–0.68%
Meredith	113,900	3,637,966

		3,637,966

Metals & Mining–1.96%
Cliffs Natural Resources	145,200	7,156,908
Walter Energy	76,700	3,387,072

		10,543,980

Multiline Retail–2.61%
†Big Lots	170,000	6,934,300
Macy’s	207,300	7,120,755

		14,055,055

Multi-Utilities–2.96%
Public Service Enterprise Group	213,400	6,935,500
Wisconsin Energy	226,800	8,974,476

		15,909,976

Oil, Gas & Consumable Fuels–4.56%
†Forest Oil	408,500	2,994,305
†Lone Pine Resources	250,200	688,050
†Newfield Exploration	311,400	9,127,134
†Whiting Petroleum	259,500	10,670,640

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†WPX Energy	62,833	$1,016,638

		24,496,767

Pharmaceuticals–1.58%
†Watson Pharmaceutical	114,900	8,501,451

		8,501,451

Professional Services–0.61%
Manpower	89,800	3,291,170

		3,291,170

Real Estate Investment Trusts–3.91%
Boston Properties	44,200	4,789,954
Brandywine Realty Trust	367,500	4,534,950
Highwoods Properties	275,500	9,270,575
Kimco Realty	126,600	2,409,198

		21,004,677

Road & Rail–2.70%
Canadian National Railway	98,500	8,311,430
CSX	278,500	6,227,260

		14,538,690

Semiconductors & Semiconductor Equipment–0.79%
Marvell Technology Group	374,500	4,224,360

		4,224,360

Software–3.14%
†Adobe Systems	101,900	3,298,503
†Compuware	614,200	5,705,918
†Synopsys	268,400	7,899,012

		16,903,433

Specialty Retail–5.39%
American Eagle Outfitters	283,200	5,587,536
Gap	267,900	7,329,744
PETsMART	98,800	6,736,184
Staples	452,500	5,905,125
Tiffany & Co	64,700	3,425,865

		28,984,454

Textiles, Apparel & Luxury Goods–1.20%
VF	48,200	6,432,290

		6,432,290

Tobacco–1.95%
Reynolds American	233,500	10,477,145

		10,477,145

Total Common Stock (Cost $402,878,730)		528,038,686

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

SHORT-TERM INVESTMENTS–2.22%
≠Discounted Commercial Paper–2.19%
Abbey National North America 0.17% 7/2/12	$11,800,000	$11,799,944

		11,799,944

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Money Market Mutual Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund	143,894	$143,894

		143,894

Total Short-Term Investments (Cost $11,943,838)		11,943,838

TOTAL VALUE OF SECURITIES–100.44% (Cost $414,822,568)	539,982,524
*LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.44%)	(2,346,772)

NET ASSETS APPLICABLE TO 14,826,375 SHARES OUTSTANDING–100.00%	$537,635,752

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($475,653,846 / 13,112,344 Shares)	$36.275

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($61,981,906 / 1,714,031 Shares)	$36.161

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$311,912,584
Undistributed net investment income	6,938,737
Accumulated net realized gain on investments	93,624,030
Net unrealized appreciation of investments and foreign currencies	125,160,401

Total net assets	$537,635,752

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

*	Includes foreign currency valued at $30,840 with a cost of $30,395.

ADR–American	Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Delaware Special Opportunities Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$4,237,934
Interest	4,291
Foreign tax withheld	(11,639)

4,230,586

EXPENSES:
Management fees	1,113,422
Accounting and administration expenses	121,030
Distribution expenses-Service Class	115,021
Reports and statements to shareholders	44,208
Professional fees	13,570
Trustees’ fees	6,946
Custodian fees	3,102
Pricing fees	912
Other	10,088

Total operating expenses	1,428,299

NET INVESTMENT INCOME	2,802,287

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	30,996,303
Foreign currencies	313
Foreign currency exchange contracts	(162)

Net realized gain	30,996,454

Net change in unrealized appreciation (depreciation) of:
Investments	6,248,784
Foreign currencies	384

Net change in unrealized appreciation (depreciation)	6,249,168

NET REALIZED AND UNREALIZED GAIN	37,245,622

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,047,909

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12	Year Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,802,287	$5,302,487
Net realized gain	30,996,454	62,766,214
Net change in unrealized appreciation (depreciation)	6,249,168	(101,023,362)

Net increase (decrease) in net assets resulting from operations	40,047,909	(32,954,661)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,597,111)
Net realized gain:
Standard Class	—	(41,351,150)
Service Class	—	(4,753,057)

	—	(47,701,318)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,148,818	24,014,053
Service Class	12,422,558	33,243,973
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	42,948,261
Service Class	—	4,753,057

	22,571,376	104,959,344

Cost of shares repurchased:
Standard Class	(37,282,646)	(126,627,248)
Service Class	(16,358,945)	(17,565,413)

	(53,641,591)	(144,192,661)

Decrease in net assets derived from capital share transactions	(31,070,215)	(39,233,317)

NET INCREASE (DECREASE) IN NET ASSETS	8,977,694	(119,889,296)
NET ASSETS:
Beginning of period	528,658,058	648,547,354

End of period (including undistributed net investment income of $6,938,737 and $4,136,299, respectively)	$537,635,752	$528,658,058

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–6

LVIP Delaware Special Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$33.749	$39.323	$30.303	$24.091	$42.051	$44.049

Income (loss) from investment operations:
Net investment income[2]	0.192	0.345	0.349	0.347	0.491	0.544
Net realized and unrealized gain (loss)	2.334	(2.624)	8.928	6.927	(14.940)	1.166

Total from investment operations	2.526	(2.279)	9.277	7.274	(14.449)	1.710

Less dividends and distributions from:
Net investment income	—	(0.115)	(0.257)	(0.257)	(0.380)	(0.424)
Net realized gain	—	(3.180)	—	(0.805)	(3.131)	(3.284)

Total dividends and distributions	—	(3.295)	(0.257)	(1.062)	(3.511)	(3.708)

Net asset value, end of period	$36.275	$33.749	$39.323	$30.303	$24.091	$42.051

Total return[3]	7.48%	(5.20% )	30.63%	30.45%	(36.63% )	3.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$475,654	$467,227	$599,052	$491,581	$389,590	$726,114
Ratio of expenses to average net assets	0.47%	0.46%	0.48%	0.51%	0.47%	0.44%
Ratio of net investment income to average net assets	1.05%	0.90%	1.04%	1.34%	1.40%	1.19%
Portfolio turnover	5%	9%	14%	18%	10%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$33.702	$39.288	$30.289	$24.091	$41.995	$44.005

Income (loss) from investment operations:
Net investment income[2]	0.127	0.208	0.233	0.256	0.373	0.431
Net realized and unrealized gain (loss)	2.332	(2.614)	8.904	6.913	(14.886)	1.168

Total from investment operations	2.459	(2.406)	9.137	7.169	(14.513)	1.599

Less dividends and distributions from:
Net investment income	—	—	(0.138)	(0.166)	(0.260)	(0.325)
Net realized gain	—	(3.180)	—	(0.805)	(3.131)	(3.284)

Total dividends and distributions	—	(3.180)	(0.138)	(0.971)	(3.391)	(3.609)

Net asset value, end of period	$36.161	$33.702	$39.288	$30.289	$24.091	$41.995

Total return[3]	7.30%	(5.53% )	30.18%	29.99%	(36.85% )	3.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,982	$61,431	$49,495	$27,598	$18,480	$16,033
Ratio of expenses to average net assets	0.82%	0.81%	0.83%	0.86%	0.82%	0.69%
Ratio of net investment income to average net assets	0.70%	0.55%	0.69%	0.99%	1.05%	0.94%
Portfolio turnover	5%	9%	14%	18%	10%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (Sub-Advisor), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $22,265 and $2,988, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$174,622
Distribution fees payable to LFD	17,596

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $26,725,645 and sales of $66,408,086 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $414,841,642. At June 30, 2012, net unrealized appreciation was $125,140,882, of which $173,374,363 related to unrealized appreciation of investments and $48,233,481 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$528,038,686	$—	$528,038,686
Short-Term Investments	143,894	11,799,944	11,943,838

Total	$528,182,580	$11,799,944	$539,982,524

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended
12/31/11
Ordinary income	$4,970,560
Long-term capital gains	42,730,758

Total	$47,701,318

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$311,912,584
Undistributed ordinary income	6,938,737
Undistributed long-term capital gains	93,643,104
Unrealized appreciation	125,141,327

Net assets	$537,635,752

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investments Income	Accumulated Net Realized Gain
$151	$(151)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	278,744	626,678
Service Class	339,885	872,983
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,358,476
Service Class	—	151,366

	618,629	3,009,503

Shares repurchased:
Standard Class	(1,010,502)	(3,375,324)
Service Class	(448,614)	(461,405)

	(1,459,116)	(3,836,729)

Net decrease	(840,487)	(827,226)

7. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts –The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2012.

8. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the

LVIP Delaware Special Opportunities Fund–12

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

8. Market Risk (continued)

aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund–13

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional Non-U.S. Equity Fund

LVIP Dimensional U.S. Equity Fund

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Dimensional Non-U.S. Equity Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,037.70	0.30%	$1.52
Service Class Shares	1,000.00	1,036.50	0.55%	2.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Dimensional U.S. Equity Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,084.10	0.30%	$1.55
Service Class Shares	1,000.00	1,082.80	0.55%	2.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Dimensional/Vanguard Total Bond Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,021.40	0.30%	$1.51
Service Class Shares	1,000.00	1,020.30	0.55%	2.76
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP Vanguard Domestic Equity ETF Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,085.30	0.30%	$1.56
Service Class Shares	1,000.00	1,084.00	0.55%	2.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Vanguard International Equity ETF Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,045.60	0.30%	$1.53
Service Class Shares	1,000.00	1,044.30	0.55%	2.80
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Allocation Funds

Security Type/Sector Allocations

As of June 30, 2012 (Unaudited)

LVIP Dimensional Non-U.S. Equity Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.92%
Unaffiliated Investment Companies	98.20%
Short-Term Investment	0.11%
Total Value of Securities	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

LVIP Dimensional U.S. Equity Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.95%
Unaffiliated Investment Companies	98.30%
Total Value of Securities	100.25%
Liabilities Net of Receivables and Other Assets	(0.25%)
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Total Bond Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.00%
Unaffiliated Investment Companies	98.26%
Short-Term Investment	2.76%
Total Value of Securities	103.02%
Liabilities Net of Receivables and Other Assets	(3.02%)
Total Net Assets	100.00%

LVIP Vanguard Domestic Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.94%
Unaffiliated Investment Companies	97.91%
Short-Term Investment	0.69%
Total Value of Securities	100.54%
Liabilities Net of Receivables and Other Assets	(0.54%)
Total Net Assets	100.00%

LVIP Vanguard International Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.92%
Unaffiliated Investment Companies	98.14%
Short-Term Investment	0.41%
Total Value of Securities	100.47%
Liabilities Net of Receivables and Other Assets	(0.47%)
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Dimensional Non-U.S. Equity Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.92%
Money Market Fund–1.92%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	65,439	$654,392

Total Affiliated Investment Company (Cost $654,392)		654,392

UNAFFILIATED INVESTMENT COMPANIES–98.20%
International Equity Funds–98.20%
**DFA Emerging Markets Core Equity Portfolio	188,673	3,399,889
**DFA International Core Equity Portfolio	912,197	8,547,287
**DFA International Real Estate Securities Portfolio	340,815	1,710,891
**DFA International Small Cap Value Portfolio	122,314	1,702,615
**DFA International Vector Equity Portfolio	393,684	3,409,304

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
**DFA Large Cap International Portfolio	502,267	$8,583,750
**DFA VA International Small Portfolio	290,537	2,701,997
**DFA VA International Value Portfolio	345,472	3,433,990

Total Unaffiliated Investment Companies (Cost $34,131,031)		33,489,723

SHORT-TERM INVESTMENT–0.11%
Money Market Mutual Fund–0.11%
Dreyfus Treasury & Agency Cash Management Fund	38,534	38,534

Total Short-Term Investment (Cost $38,534)		38,534

TOTAL VALUE OF SECURITIES–100.23% (Cost $34,823,957)	34,182,649
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(79,648)

NET ASSETS APPLICABLE TO 4,135,572 SHARES OUTSTANDING–100.00%	$34,103,001

NET ASSET VALUE–LVIP DIMENSIONAL NON-U.S. EQUITY FUND STANDARD CLASS ($10,340,342 / 1,253,203 Shares)	$8.251

NET ASSET VALUE–LVIP DIMENSIONAL NON-U.S. EQUITY FUND SERVICE CLASS ($23,762,659 / 2,882,369 Shares)	$8.244

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$34,389,976
Undistributed net investment income	555,910
Accumulated net realized loss on investments	(201,577)
Net unrealized depreciation of investments	(641,308)

Total net assets	$34,103,001

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Dimensional U.S. Equity Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.95%
Money Market Fund–1.95%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	166,540	$1,665,395

Total Affiliated Investment Company (Cost $1,665,395)		1,665,395

UNAFFILIATED INVESTMENT COMPANIES–98.30%
Equity Funds–98.30%
**DFA Real Estate Securities Portfolio	163,776	4,315,496
**DFA U.S. Core Equity 1 Portfolio	1,478,372	17,104,770

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**DFA U.S. Large Cap Value Portfolio	833,571	$12,903,672
**DFA U.S. Large Company Portfolio	2,385,371	25,618,884
**DFA U.S. Micro Cap Portfolio	304,596	4,340,495
**DFA U.S. Small Cap Portfolio	312,224	6,906,406
**DFA U.S. Small Cap Value Portfolio	173,450	4,332,770
**DFA VA U.S. Targeted Value Portfolio	732,558	8,636,863

Total Unaffiliated Investment Companies (Cost $80,251,520)		84,159,356

TOTAL VALUE OF SECURITIES–100.25% (Cost $81,916,915)	85,824,751
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.25%)	(209,898)

NET ASSETS APPLICABLE TO 8,567,255 SHARES OUTSTANDING–100.00%	$85,614,853

NET ASSET VALUE–LVIP DIMENSIONAL U.S. EQUITY FUND STANDARD CLASS ($1,905,776 / 190,454 Shares)	$10.006

NET ASSET VALUE–LVIP DIMENSIONAL U.S. EQUITY FUND SERVICE CLASS ($83,709,077 / 8,376,801 Shares)	$9.993

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$81,620,041
Undistributed net investment income	274,855
Accumulated net realized loss on investments	(187,879)
Net unrealized appreciation of investments	3,907,836

Total net assets	$85,614,853

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Dimensional/Vanguard Total Bond Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.00%
Money Market Fund–2.00%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	229,419	$2,294,187

Total Affiliated Investment Company (Cost $2,294,187)		2,294,187

UNAFFILIATED INVESTMENT COMPANIES–98.26%
Fixed Income Funds–98.26%
**DFA Inflation-Protected Securities Portfolio	724,065	9,123,222
**DFA Intermediate Term Extended Quality Portfolio	1,179,320	12,689,484
**DFA Two-Year Global Fixed Income Portfolio	1,135,760	11,482,535
**DFA VA Global Bond Portfolio	733,077	8,049,183
**DFA VA Short Term Fixed Portfolio	1,457,674	14,926,586

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	73,068	$6,937,916
Vanguard Mortgage-Backed Securities ETF	263,467	13,789,863
Vanguard Short-Term Corporate Bond ETF	58,134	4,601,306
Vanguard Total Bond Market ETF	368,272	31,074,791

Total Unaffiliated Investment Companies
(Cost $111,382,862)		112,674,886

SHORT-TERM INVESTMENT–2.76%
Money Market Mutual Fund–2.76%
Dreyfus Treasury & Agency Cash Management Fund	3,160,752	3,160,752

Total Short-Term Investment (Cost $3,160,752)		3,160,752

TOTAL VALUE OF SECURITIES–103.02% (Cost $116,837,801)	118,129,825
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.02%)	(3,466,785)

NET ASSETS APPLICABLE TO 10,709,072 SHARES OUTSTANDING–100.00%	$114,663,040

NET ASSET VALUE–LVIP DIMENSIONAL/VANGUARD TOTAL BOND FUND STANDARD CLASS ($3,066,167 / 286,121 Shares)	$10.716

NET ASSET VALUE–LVIP DIMENSIONAL/VANGUARD TOTAL BOND FUND SERVICE CLASS ($111,596,873 / 10,422,951 Shares)	$10.707

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$112,207,523
Undistributed net investment income	983,298
Accumulated net realized gain on investments	180,195
Net unrealized appreciation of investments	1,292,024

Total net assets	$114,663,040

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements

LVIP Dimensional/Vanguard Total Bond Funds–6

LVIP Vanguard Domestic Equity ETF Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.94%
Money Market Fund–1.94%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	144,312	$1,443,125

Total Affiliated Investment Company (Cost $1,443,125)		1,443,125

UNAFFILIATED INVESTMENT COMPANIES–97.91%
Equity Funds–97.91%
Vanguard Dividend Appreciation ETF	129,454	7,338,747
Vanguard Mega Cap 300 Growth ETF	250,242	13,322,884
Vanguard Mega Cap 300 Value ETF	330,523	13,468,812
Vanguard Mid-Cap Growth Index Fund	45,551	2,932,118
Vanguard Mid-Cap Value Index Fund	81,488	4,478,580

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard REIT ETF	57,090	$3,735,399
Vanguard Small-Cap Growth ETF	27,017	2,262,674
Vanguard Small-Cap Value ETF	44,187	3,013,553
Vanguard Total Stock Market ETF	288,249	20,090,956
Vanguard Variable Insurance Fund–Small Company Growth Portfolio	118,544	2,222,707

Total Unaffiliated Investment Companies (Cost $69,188,353)		72,866,430

SHORT-TERM INVESTMENT–0.69%
Money Market Mutual Fund–0.69%
Dreyfus Treasury & Agency Cash Management Fund	510,104	510,104

Total Short-Term Investment (Cost $510,104)		510,104

TOTAL VALUE OF SECURITIES–100.54% (Cost $71,141,582)	74,819,659
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.54%)	(400,073)

NET ASSETS APPLICABLE TO 7,495,724 SHARES OUTSTANDING–100.00%	$74,419,586

NET ASSET VALUE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND STANDARD CLASS ($697,554 / 70,183 Shares)	$9.939

NET ASSET VALUE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND SERVICE CLASS ($73,722,032 / 7,425,541 Shares)	$9.928

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$70,324,065
Undistributed net investment income	784,824
Accumulated net realized loss on investments	(367,380)
Net unrealized appreciation of investments	3,678,077

Total net assets	$74,419,586

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Vanguard International Equity ETF Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.92%
Money Market Fund–1.92%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	204,082	$2,040,824

Total Affiliated Investment Company (Cost $2,040,824)		2,040,824

UNAFFILIATED INVESTMENT COMPANIES–98.14%
International Equity Funds–98.14%
Vanguard FTSE All-World ex-U.S. ETF	390,653	16,008,960
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	194,112	15,796,835
Vanguard Global ex-U.S. Real Estate ETF	113,115	5,391,061
Vanguard MSCI EAFE ETF	680,292	21,476,818

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI Emerging Markets ETF	265,547	$10,608,603
Vanguard MSCI European ETF	201,259	8,619,923
Vanguard MSCI Pacific ETF	363,757	18,231,501
Vanguard VA International Portfolio	529,644	8,490,189

Total Unaffiliated Investment Companies (Cost $113,354,896)		104,623,890

SHORT-TERM INVESTMENT–0.41%
Money Market Mutual Fund–0.41%
Dreyfus Treasury & Agency Cash Management Fund	440,032	440,032

Total Short-Term Investment (Cost $440,032)		440,032

TOTAL VALUE OF SECURITIES–100.47% (Cost $115,835,752)	107,104,746
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.47%)	(497,679)

NET ASSETS APPLICABLE TO 12,781,390 SHARES OUTSTANDING–100.00%	$106,607,067

NET ASSET VALUE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND STANDARD CLASS ($555,673 / 66,429 Shares)	$8.365

NET ASSET VALUE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND SERVICE CLASS ($106,051,394 / 12,714,961 Shares)	$8.341

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$114,557,483
Undistributed net investment income	2,040,091
Accumulated net realized loss on investments	(1,259,501)
Net unrealized depreciation of investments	(8,731,006)

Total net assets	$106,607,067

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Dimensional/Vanguard Allocation Funds

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	LVIP Dimensional Non-U.S. Equity Fund	LVIP Dimensional U.S. Equity Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from affiliated investment companies	$80	$101	$229	$179	$269
Dividends from unaffiliated investment companies	405,413	190,234	714,979	567,380	168,116

	405,493	190,335	715,208	567,559	168,385

EXPENSES:
Management fees	36,261	49,110	105,098	82,817	120,367
Distribution expenses-Service Class	24,813	47,564	102,619	82,287	119,648
Accounting and administration expenses	24,801	25,250	27,273	26,485	27,844
Professional fees	8,822	8,968	9,255	9,033	9,212
Reports and statements to shareholders	2,841	2,933	4,669	9,022	10,692
Custodian fees	1,322	1,449	1,917	1,925	2,236
Trustees Fees	265	360	787	712	1,055
Pricing fees	12	16	34	28	40
Other	1,883	1,572	1,745	3,972	6,421

	101,020	137,222	253,397	216,281	297,515
Less expenses waived/reimbursed	(32,694)	(30,829)	(25,462)	(34,613)	(33,427)

Total operating expenses	68,326	106,393	227,935	181,668	264,088

NET INVESTMENT INCOME (LOSS)	337,167	83,942	487,273	385,891	(95,703)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	—	—	28,321	39,326	—
Investments in unaffiliated investment companies	(203,890)	(100,273)	(13,988)	(164,633)	(523,222)

Net realized gain (loss)	(203,890)	(100,273)	14,333	(125,307)	(523,222)
Net unrealized appreciation (depreciation) of investments	317,495	3,091,660	1,288,209	4,376,174	3,530,987

NET REALIZED AND UNREALIZED GAIN	113,605	2,991,387	1,302,542	4,250,867	3,007,765

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$450,772	$3,075,329	$1,789,815	$4,636,758	$2,912,062

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets

	LVIP Dimensional Non-U.S. Equity Fund		LVIP Dimensional U.S. Equity Fund		LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/12 (Unaudited)	5/2/11* to 12/31/11	Six Months Ended 6/30/12 (Unaudited)	5/2/11* to 12/31/11	Six Months Ended 6/30/12 (Unaudited)	5/2/11* to 12/31/11	Six Months Ended 6/30/12 (Unaudited)	5/2/11* to 12/31/11	Six Months Ended 6/30/12 (Unaudited)	5/2/11* to 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$337,167	$230,207	$83,942	$191,560	$487,273	$457,980	$385,891	$609,181	$(95,703)	$2,040,089
Net realized gain (loss)	(203,890)	3,458	(100,273)	(87,606)	14,333	266,558	(125,307)	(242,072)	(523,222)	(736,277)
Net unrealized appreciation (depreciation)	317,495	(958,803)	3,091,660	816,176	1,288,209	3,815	4,376,174	(698,097)	3,530,987	(12,261,993)

Net increase (decrease) in net assets resulting from operations	450,772	(725,138)	3,075,329	920,130	1,789,815	728,353	4,636,758	(330,988)	2,912,062	(10,958,181)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Standard Class	—	(920)	—	(647)	—	(2,713)	—	(232)	—	—
Service Class	—	(11,689)	—	—	—	(59,938)	—	(210,017)	—	—

	—	(12,609)	—	(647)	—	(62,651)	—	(210,249)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Standard Class	2,489,396	8,019,460	1,236,216	698,246	2,353,999	1,291,765	582,464	163,659	289,876	669,624
Service Class	11,933,675	16,816,085	61,576,557	26,621,089	71,457,920	63,743,095	25,958,053	59,343,486	30,158,182	91,536,810
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	920	—	647	—	2,713	—	232	—	—
Service Class	—	11,689	—	—	—	59,938	—	210,016	—	—

	14,423,071	24,848,154	62,812,773	27,319,982	73,811,919	65,097,511	26,540,517	59,717,393	30,448,058	92,206,434

Cost of shares repurchased:
Standard Class	(316,112)	(124,962)	(114,154)	(15,204)	(620,430)	(17,336)	(49,322)	(17,574)	(360,910)	(6,264)
Service Class	(2,989,066)	(1,451,109)	(5,740,139)	(2,643,217)	(18,062,874)	(8,001,267)	(9,289,140)	(6,577,809)	(4,824,664)	(2,809,468)

	(3,305,178)	(1,576,071)	(5,854,293)	(2,658,421)	(18,683,304)	(8,018,603)	(9,338,462)	(6,595,383)	(5,185,574)	(2,815,732)

Increase in net assets derived from capital share transactions	11,117,893	23,272,083	56,958,480	24,661,561	55,128,615	57,078,908	17,202,055	53,122,010	25,262,484	89,390,702

NET INCREASE IN NET ASSETS	11,568,665	22,534,336	60,033,809	25,581,044	56,918,430	57,744,610	21,838,813	52,580,773	28,174,546	78,432,521
NET ASSETS:
Beginning of period	22,534,336	—	25,581,044	—	57,744,610	—	52,580,773	—	78,432,521	—

End of period	$34,103,001	$22,534,336	$85,614,853	$25,581,044	$114,663,040	$57,744,610	$74,419,586	$52,580,773	$106,607,067	$78,432,521

Undistributed net investment income	$555,910	$218,743	$274,855	$190,913	$983,298	$483,138	$784,824	$398,933	$2,040,091	$2,040,091

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Dimensional Non-U.S. Equity Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional Non-U.S. Equity Fund
	Standard Class		Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	5/2/11[2] to 12/31/11	Six Months Ended 6/30/12[1] (Unaudited)	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$7.951	$10.000	$7.954	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.105	0.280	0.094	0.271
Net realized and unrealized gain (loss)	0.195	(2.306)	0.196	(2.310)

Total from investment operations	0.300	(2.026)	0.290	(2.039)

Less dividends and distributions from:
Net investment income	—	(0.023)	—	(0.007)

Total dividends and distributions	—	(0.023)	—	(0.007)

Net asset value, end of period	$8.251	$7.951	$8.244	$7.954

Total return[4]	3.77%	(20.26% )	3.65%	(20.39% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,340	$7,955	$23,763	$14,579
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.52%	1.52%	0.77%	1.77%
Ratio of net investment income to average net assets	2.49%	5.26%	2.24%	5.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.27%	4.04%	2.02%	3.79%
Portfolio turnover	5%	5%	5%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Dimensional U.S. Equity Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity Fund
	Standard Class		Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	5/2/11[2] to 12/31/11	Six Months Ended 6/30/12[1] (Unaudited)	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$9.230	$10.000	$9.229	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.033	0.175	0.020	0.160
Net realized and unrealized gain (loss)	0.743	(0.932)	0.744	(0.931)

Total from investment operations	0.776	(0.757)	0.764	(0.771)

Less dividends and distributions from:
Net investment income	—	(0.013)	—	—

Total dividends and distributions	—	(0.013)	—	—

Net asset value, end of period	$10.006	$9.230	$9.993	$9.229

Total return[4]	8.41%	(7.57% )	8.28%	(7.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,906	$698	$83,709	$24,883
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.45%	1.08%	0.70%	1.33%
Ratio of net investment income to average net assets	0.66%	2.95%	0.41%	2.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.51%	2.17%	0.26%	1.92%
Portfolio turnover	5%	6%	5%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund
	Standard Class		Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	5/2/11[2] to 12/31/11	Six Months Ended 6/30/12[1] (Unaudited)	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$10.491	$10.000	$10.494	$10.000

Income from investment operations:
Net investment income[3]	0.074	0.234	0.061	0.217
Net realized and unrealized gain	0.151	0.291	0.152	0.291

Total from investment operations	0.225	0.525	0.213	0.508

Less dividends and distributions from:
Net investment income	—	(0.034)	—	(0.014)

Total dividends and distributions	—	(0.034)	—	(0.014)

Net asset value, end of period	$10.716	$10.491	$10.707	$10.494

Total return[4]	2.14%	5.26%	2.03%	5.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,066	$1,286	$111,597	$56,459
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.36%	0.68%	0.61%	0.93%
Ratio of net investment income to average net assets	1.40%	3.37%	1.15%	3.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.34%	2.99%	1.09%	2.74%
Portfolio turnover	11%	22%	11%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund
	Standard Class		Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	5/2/11[2] to 12/31/11	Six Months Ended 6/30/12[1] (Unaudited)	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$9.158	$10.000	$9.159	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.069	0.174	0.057	0.158
Net realized and unrealized gain (loss)	0.712	(0.961)	0.712	(0.959)

Total from investment operations	0.781	(0.787)	0.769	(0.801)

Less dividends and distributions from:
Net investment income	—	(0.055)	—	(0.040)

Total dividends and distributions	—	(0.055)	—	(0.040)

Net asset value, end of period	$9.939	$9.158	$9.928	$9.159

Total return[4]	8.53%	(7.87% )	8.40%	(8.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$698	$146	$73,722	$52,435
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.40%	0.57%	0.65%	0.82%
Ratio of net investment income to average net assets	1.41%	2.90%	1.16%	2.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.31%	2.63%	1.06%	2.38%
Portfolio turnover	6%	10%	6%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Vanguard International Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund
	Standard Class			Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		5/2/11[2] to 12/31/11	Six Months Ended 6/30/12[1] (Unaudited)		5/2/11[2] to 12/31/11
Net asset value, beginning of period	$8.000		$10.000	$7.987		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	0.002		0.313	(0.008)		0.307
Net realized and unrealized gain (loss)	0.363		(2.313)	0.362		(2.320)

Total from investment operations	0.365		(2.000)	0.354		(2.013)

Net asset value, end of period	$8.365		$8.000	$8.341		$7.987

Total return[4]	4.56%		(20.00% )	4.43%		(20.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$556		$600	$106,051		$77,833
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.55%		0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.37%		0.46%	0.62%		0.71%
Ratio of net investment income (loss) to average net assets	0.05%		5.73%	(0.20%	)	5.48%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.02%	)	5.57%	(0.27%	)	5.32%
Portfolio turnover	4%		13%	4%		13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Dimensional Non-U.S. Equity Fund, LVIP Dimensional U.S. Equity Fund, LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The LVIP Dimensional U.S. Equity Fund and LVIP Dimensional Non-U.S. Equity Fund will invest a substantial portion of their assets in other open-end investment companies (Underlying Funds) that invest in U.S. and foreign stocks and money market instruments. The Underlying Funds will primarily be Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc. mutual funds. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market instruments.

The LVIP Dimensional/Vanguard Total Bond Fund will invest a substantial portion of its assets in Underlying Funds and Exchange Traded Funds (ETFs) which, in turn, invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. In addition to mutual fund and ETF investments, the Fund may invest in individual securities, such as money market instruments.

The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund will invest a substantial portion of its assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETF investments, the Funds may invest in individual securities, such as money market instruments.

The investment objective of the LVIP Dimensional Non-U.S. Equity Fund, LVIP Dimensional U.S. Equity Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.

The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.
Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax position taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios, and provides certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed 0.30% of the Funds’ average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted as follows:

	LVIP Dimensional Non-U.S. Equity Fund	LVIP Dimensional U.S. Equity Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administration fees	$1,160	$1,572	$3,363	$2,650	$3,852
Legal fees	141	179	410	335	492

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2012, the Funds had liabilities payable to affiliates as follows:

	LVIP Dimensional Non-U.S. Equity Fund	LVIP Dimensional U.S. Equity Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$852	$6,842	$17,630	$7,879	$13,347
Distribution fees payable to LFD	4,563	11,608	21,417	14,499	20,447

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Dimensional Non-U.S. Equity Fund	LVIP Dimensional U.S. Equity Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$12,863,029	$59,348,517	$66,151,716	$21,782,561	$30,199,125
Sales	1,374,597	2,117,672	9,109,620	4,186,496	4,285,211

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Dimensional Non-U.S. Equity Fund	LVIP Dimensional U.S. Equity Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$35,106,478	$82,121,838	$116,913,201	$71,452,106	$116,496,442

Aggregate unrealized appreciation	$128,116	$3,907,836	$1,340,813	$3,678,077	$11,209
Aggregate unrealized depreciation	(1,051,945)	(204,923)	(124,189)	(310,524)	(9,402,905)

Net unrealized appreciation (depreciation)	$(923,829)	$3,702,913	$1,216,624	$3,367,553	$(9,391,696)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1	LVIP Dimensional Non-U.S. Equity Fund	LVIP Dimensional U.S. Equity Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investment Companies	$34,144,115	$85,824,751	$114,969,073	$74,309,555	$106,664,714
Short-Term Investment	38,534	—	3,160,752	510,104	440,032

Total	$34,182,649	$85,824,751	$118,129,825	$74,819,659	$107,104,746

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the period May 2, 2011* through December 31, 2011 was as follows.

	LVIP Dimensional Non-U.S. Equity Fund	LVIP Dimensional U.S. Equity Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund
Ordinary income	$12,609	$647	$62,651	$210,249

There were no dividends and distributions paid during the period May 2, 2011* through December 31, 2011 for the LVIP Vanguard International Equity ETF Fund.

*	Date of commencement of operations.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

	LVIP Dimensional Non-U.S. Equity Fund	LVIP Dimensional U.S. Equity Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Shares of beneficial interest	$34,389,976	$81,620,041	$112,207,523	$70,324,065	$114,557,483
Undistributed ordinary income	555,910	275,546	1,031,801	784,824	2,041,577
Undistributed long-term capital gains	81,980	16,353	207,092	—	—
Realized losses 1/1/12–6/30/12	(1,036)	—	—	(54,183)	(600,297)
Capital loss carryforwards as of 12/31/11	—	—	—	(2,673)	—
Unrealized appreciation (depreciation)	(923,829)	3,702,913	1,216,624	3,367,553	(9,391,696)

Net assets	$34,103,001	$85,614,853	$114,663,040	$74,419,586	$106,607,067

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from Underlying Funds and net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard International Equity ETF Fund
Undistributed net investment income	$12,887	$95,703
Accumulated net realized gain (loss)	(12,887)	—
Paid-in capital	—	(95,703)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

As of December 31, 2011, losses incurred that will be carried forward under the provisions of the Modernization Act are as follows:

	Loss Carryforward Character
	Short-term	Long-term
LVIP Vanguard Domestic Equity ETF Fund	$2,673	$—

For the six months ended June 30, 2012, the LVIP Vanguard Domestic Equity ETF Fund had capital losses of $54,183, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	LVIP Dimensional Non-U.S. Equity Fund		LVIP Dimensional U.S. Equity Fund		LVIP Dimensional/ Vanguard Total Bond Fund
	Six Months Ended 6/30/12	5/2/11* to 12/31/11	Six Months Ended 6/30/12	5/2/11* to 12/31/11	Six Months Ended 6/30/12	5/2/11* to 12/31/11
Shares sold:
Standard Class	291,176	1,014,543	126,173	77,238	222,361	123,987
Service Class	1,401,525	2,009,001	6,259,747	2,989,349	6,748,713	6,143,955
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	112	—	70	—	260
Service Class	—	1,424	—	—	—	5,749

	1,692,701	3,025,080	6,385,920	3,066,657	6,971,074	6,273,951

Shares repurchased:
Standard Class	(38,482)	(14,146)	(11,327)	(1,700)	(58,824)	(1,663)
Service Class	(352,109)	(177,472)	(579,086)	(293,209)	(1,705,613)	(769,853)

	(390,591)	(191,618)	(590,413)	(294,909)	(1,764,437)	(771,516)

Net increase	1,302,110	2,833,462	5,795,507	2,771,748	5,206,637	5,502,435

			LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
			Six Months Ended 6/30/12	5/2/11* to 12/31/11	Six Months Ended 6/30/12	5/2/11* to 12/31/11
Shares sold:
Standard Class			59,210	17,858	34,613	75,706
Service Class			2,644,362	6,441,616	3,530,388	10,070,483
Shares issued upon reinvestment of dividends and distributions:
Standard Class			—	25	—	—
Service Class			—	22,978	—	—

			2,703,572	6,482,477	3,565,001	10,146,189

Shares repurchased:
Standard Class			(4,954)	(1,956)	(43,124)	(767)
Service Class			(943,573)	(739,842)	(560,223)	(325,687)

			(948,527)	(741,798)	(603,347)	(326,454)

Net increase			1,755,045	5,740,679	2,961,654	9,819,735

*	Date of commencement of operations.

LVIP Dimensional/Vanguard Allocation Funds–20

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds–21

LVIP Global Income Fund

LVIP Global Income Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Global Income Fund

LVIP Global Income Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,033.70	0.71%	$3.59
Service Class Shares	1,000.00	1,032.40	0.96%	4.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.33	0.71%	$3.57
Service Class Shares	1,000.00	1,020.09	0.96%	4.82

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Security Type/Country Allocations

As of June 30, 2012 (Unaudited)

Security Type	Percentage of Net Assets
Corporate Bonds	9.19%
Municipal Bonds	0.21%
Regional Bonds	3.01%
Sovereign Bonds	72.45%
Supranational Banks	5.97%
Short-Term Investments	6.30%
Total Value of Securities	97.13%
Receivables and Other Assets Net of Liabilities	2.87%
Total Net Assets	100.00%

Country	Percentage of Net Assets
Argentina	0.09%
Australia	3.34%
Austria	2.00%
Brazil	0.68%
Canada	1.92%
Denmark	2.04%
Finland	2.18%
France	2.20%
Germany	8.07%
Hungary	1.65%
Iceland	0.13%
Indonesia	1.45%
Ireland	2.86%
Israel	0.97%
Japan	11.69%
Malaysia	5.63%
Mexico	4.61%
Netherlands	2.41%
Norway	1.46%
Peru	0.03%
Philippines	1.02%
Poland	9.11%
Republic of Korea	7.36%
Republic of Lithuania	0.52%
Republic of Vietnam	0.11%
Russia	0.36%
Singapore	2.34%
Supranational	8.27%
Sweden	4.23%
Ukraine	1.15%
United Kingdom	0.70%
United States	0.21%
Venezuela	0.04%
Total	90.83%

LVIP Global Income Fund–2

LVIP Global Income Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Principal Amount°		Value (U.S. $)

rCORPORATE BONDS–9.19%
Germany–6.39%
Bayerische Landesbank 1.40% 4/22/13	JPY	1,200,000,000	$15,115,466
KFW
1.35% 1/20/14	JPY	1,500,000,000	19,111,785
2.05% 2/16/26	JPY	815,000,000	11,267,106
Landwirtschaftliche Rentenbank 1.50% 6/20/14	JPY	80,000,000	1,027,010

			46,521,367

Netherlands–1.31%
Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	590,000,000	7,790,945
•ING Bank 6.125% 5/29/23	EUR	1,500,000	1,738,444

			9,529,389

Norway–0.79%
Eksportfinans 1.60% 3/20/14	JPY	485,000,000	5,747,943

			5,747,943

United Kingdom–0.70%
HSBC Holdings
6.00% 6/10/19	EUR	2,380,000	3,259,712
6.25% 3/19/18	EUR	200,000	277,229
Lloyds TSB Bank 5.375% 9/3/19	EUR	1,100,000	1,532,314

			5,069,255

Total Corporate Bonds (Cost $65,695,225)			66,867,954

MUNICIPAL BONDS–0.21%
California State Taxable Build America Bonds
6.65% 3/1/22		35,000	42,805
7.625% 3/1/40		725,000	938,034
California State Various Purposes 7.55% 4/1/39		25,000	32,173
Illinois State 4.421% 1/1/15		340,000	358,275
Tulare, California Sewer Revenue Taxable Build America Bond 8.75% 11/15/44 (AGM)		115,000	130,077

Total Municipal Bonds (Cost $1,274,130)			1,501,364

	Principal Amount°		Value (U.S. $)

rREGIONAL BONDS–3.01%
Australia–3.01%
New South Wales Treasury
5.25% 5/1/13	AUD	380,000	$396,102
5.50% 8/1/13	AUD	3,765,000	3,952,116
5.50% 3/1/17	AUD	960,000	1,081,287
Queensland Treasury
6.00% 8/14/13	AUD	1,370,000	1,447,778
6.00% 8/21/13	AUD	5,595,000	5,906,896
6.00% 9/14/17	AUD	940,000	1,073,788
Western Australia Treasury
5.50% 7/17/12	AUD	4,733,000	4,850,316
8.00% 6/15/13	AUD	2,954,000	3,163,507

Total Regional Bonds (Cost $20,525,225)			21,871,790

rSOVEREIGN BONDS–72.45%
Argentina–0.09%
•Argentina Boden 0.785% 8/3/12		5,595,000	671,400

			671,400

Australia–0.33%
Australian Government 6.50% 5/15/13	AUD	1,335,000	1,409,412
≠Australian Treasury Bill 3.813% 8/10/12	AUD	945,000	963,640

			2,373,052

Austria–2.00%
Republic of Austria
#144A 3.50% 7/15/15	EUR	5,000,000	6,837,415
6.25% 7/15/27	EUR	4,330,000	7,679,284

			14,516,699

Brazil–0.68%
Brazil Notas do Tesouro Nacional
Series B
6.00% 5/15/13	BRL	15,500	172,017
6.00% 5/15/15	BRL	146,500	1,686,847
6.00% 8/15/16	BRL	38,000	447,603
6.00% 8/15/18	BRL	36,000	429,901
6.00% 5/15/45	BRL	50,000	652,603
Series F 10.00% 1/1/17	BRL	3,000,000	1,531,348

			4,920,319

Canada–1.92%
Canada Government 3.50% 1/13/20	EUR	9,500,000	13,975,776

			13,975,776

Denmark–2.04%
Denmark Kingdom 3.125% 3/17/14	EUR	11,200,000	14,825,206

			14,825,206

LVIP Global Income Fund–3

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Finland–2.18%
Finnish Government
3.50% 4/15/21	EUR	4,100,000	$5,839,250
5.375% 7/4/13	EUR	7,500,000	9,987,096

			15,826,346

France–2.20%
France O.A.T. 5.50% 4/25/29	EUR	9,960,000	16,026,597

			16,026,597

Germany–1.68%
Bundesobligation 2.25% 4/11/14	EUR	1,550,000	2,035,162
Bundesschatzanweisungen 1.75% 6/14/13	EUR	220,709	283,624
Deutschland Republic
3.25% 7/4/21	EUR	3,050,000	4,451,461
3.50% 7/4/19	EUR	970,000	1,425,748
3.75% 1/4/17	EUR	2,800,000	4,045,835

			12,241,830

Hungary–1.65%
Hungary Government
5.50% 2/12/14	HUF	57,400,000	247,635
5.50% 2/12/16	HUF	230,900,000	964,265
6.50% 6/24/19	HUF	37,300,000	155,462
6.75% 2/12/13	HUF	29,700,000	131,010
6.75% 8/22/14	HUF	169,600,000	742,567
6.75% 2/24/17	HUF	37,800,000	161,881
6.75% 11/24/17	HUF	139,800,000	596,175
7.00% 6/24/22	HUF	23,200,000	97,748
7.50% 10/24/13	HUF	23,200,000	103,066
7.50% 11/12/20	HUF	2,600,000	11,375
8.00% 2/12/15	HUF	26,700,000	120,160
≠Hungary Treasury Bill 5.69% 8/22/12	HUF	47,000,000	206,200
Republic of Hungary
3.875% 2/24/20	EUR	490,000	507,637
4.375% 7/4/17	EUR	470,000	526,929
5.75% 6/11/18	EUR	500,000	589,024
6.00% 1/11/19	EUR	200,000	235,407
6.25% 1/29/20		4,182,000	4,096,227
6.375% 3/29/21		2,580,000	2,525,820

			12,018,588

Iceland–0.13%
#Republic of Iceland 144A 5.875% 5/11/22		950,000	922,987

			922,987

Indonesia–1.45%
Indonesia Government
10.00% 9/15/24	IDR	25,030,000,000	3,424,637
10.00% 2/15/28	IDR	7,040,000,000	975,390

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Government (continued)
11.00% 12/15/12	IDR	10,500,000,000	$1,148,477
12.80% 6/15/21	IDR	29,990,000,000	4,633,262
≠Indonesia Treasury Bill 4.50% 9/14/12	IDR	3,626,000,000	382,323

			10,564,089

Ireland–2.86%
Irish Government
4.40% 6/18/19	EUR	1,384,000	1,587,800
4.50% 10/18/18	EUR	356,000	416,638
4.50% 4/18/20	EUR	2,421,000	2,754,607
4.60% 4/18/16	EUR	228,000	282,785
5.00% 10/18/20	EUR	4,465,000	5,198,850
5.40% 3/13/25	EUR	6,805,000	7,918,390
5.90% 10/18/19	EUR	2,137,000	2,652,951

			20,812,021

Israel–0.97%
Israel Government Bond-Shahar
3.50% 9/30/13	ILS	25,251,000	6,559,656
5.00% 3/31/13	ILS	1,860,000	485,548

			7,045,204

Japan–11.69%
Development Bank of Japan
1.60% 6/20/14	JPY	240,000,000	3,089,063
2.30% 3/19/26	JPY	70,000,000	1,013,964
Japan Government 10 Yr Bonds
1.00% 9/20/21	JPY	740,000,000	9,468,454
1.30% 6/20/20	JPY	400,000,000	5,286,155
1.40% 9/20/13	JPY	620,000,000	7,878,309
1.50% 9/20/18	JPY	970,000,000	12,980,561
1.70% 3/20/17	JPY	860,400,000	11,526,389
1.90% 6/20/16	JPY	325,000,000	4,348,149
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	714,000,000	9,854,969
2.00% 9/20/25	JPY	385,500,000	5,308,287
2.10% 9/20/24	JPY	550,000,000	7,687,312
2.10% 12/20/26	JPY	328,000,000	4,535,567
Japan Government 30 Yr Bond 2.40% 12/20/34	JPY	150,000,000	2,104,382

			85,081,561

Malaysia–5.63%
≠Bank Negara Malaysia Monetary Notes
2.864% 6/18/13	MYR	6,490,000	1,990,892
2.866% 7/26/12	MYR	30,000	9,445
2.872% 6/20/13	MYR	5,465,000	1,676,225
2.873% 2/19/13	MYR	3,200,000	990,528
2.875% 12/20/12	MYR	3,565,000	1,108,884

LVIP Global Income Fund–4

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Malaysia (continued)
≠Bank Negara Malaysia Monetary Notes (continued)
2.881% 11/1/12	MYR	70,000	$21,863
2.881% 1/17/13	MYR	2,560,000	794,495
2.896% 8/9/12	MYR	5,000	1,572
2.897% 9/27/12	MYR	1,770,000	554,395
2.899% 10/18/12	MYR	1,890,000	590,935
2.912% 1/10/13	MYR	1,921,000	596,529
2.924% 8/14/12	MYR	1,080,000	339,500
2.924% 6/11/13	MYR	4,390,000	1,347,440
2.925% 2/26/13	MYR	2,050,000	634,199
2.942% 5/2/13	MYR	15,530,000	4,779,204
2.943% 8/2/12	MYR	700,000	220,268
2.944% 5/23/13	MYR	3,480,000	1,069,104
2.948% 1/15/13	MYR	480,000	148,993
2.956% 9/20/12	MYR	40,000	12,536
2.976% 1/22/13	MYR	25,000	7,760
2.994% 11/22/12	MYR	330,000	102,886
2.999% 9/25/12	MYR	10,000	3,133
3.025% 10/9/12	MYR	135,000	42,242
3.026% 8/23/12	MYR	10,000	3,141
3.028% 12/4/12	MYR	700,000	218,062
3.036% 8/7/12	MYR	530,000	166,654
3.037% 12/11/12	MYR	425,000	132,294
3.04% 10/16/12	MYR	100,000	31,272
3.046% 10/23/12	MYR	135,000	42,192
3.056% 8/7/12	MYR	500,000	157,268
≠Malaysia Treasury Bills
2.935% 1/25/13	MYR	290,000	89,965
3.029% 5/31/13	MYR	140,000	43,008
3.032% 3/22/13	MYR	320,000	98,844
3.041% 5/3/13	MYR	100,000	30,771
Malaysian Government
2.509% 8/27/12	MYR	23,070,000	7,270,996
3.21% 5/31/13	MYR	21,785,000	6,886,060
3.461% 7/31/13	MYR	6,470,000	2,051,307
3.70% 5/15/13	MYR	1,815,000	576,030
3.702% 2/25/13	MYR	15,761,000	4,994,191
5.094% 4/30/14	MYR	3,435,000	1,123,789
8.00% 10/30/13	MYR	30,000	10,076

			40,968,948

Mexico–4.61%
Mexican Bonos
6.50% 6/10/21	MXN	138,000,000	11,236,780
7.00% 6/19/14	MXN	5,990,000	470,615
7.75% 12/14/17	MXN	24,000,000	2,042,792
8.00% 12/19/13	MXN	80,606,000	6,336,996
8.50% 12/13/18	MXN	63,000,000	5,614,954
9.00% 12/20/12	MXN	8,370,000	640,923
9.00% 6/20/13	MXN	58,485,000	4,567,200
9.50% 12/18/14	MXN	7,730,000	644,301
Mexican Udibonos
2.50% 12/10/20	MXN	35,516	286,806
3.50% 12/14/17	MXN	65,010	552,872
4.00% 6/13/19	MXN	45,095	398,710

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Udibonos (continued)
4.50% 12/18/14	MXN	2,538,770	$209,271
5.00% 6/16/16	MXN	64,109	560,450

			33,562,670

Netherlands–1.10%
Netherlands Government 7.50% 1/15/23	EUR	4,200,000	7,980,315

			7,980,315

Norway–0.67%
≠Norwegian Treasury Bill 1.488% 3/20/13	NOK	29,500,000	4,902,396

			4,902,396

Peru–0.03%
Peru Government 7.84% 8/12/20	PEN	427,000	190,344

			190,344

Philippines–1.02%
Philippine Government Bonds
5.25% 9/24/12	PHP	11,190,000	268,682
5.25% 1/7/13	PHP	14,700,000	355,846
6.25% 1/27/14	PHP	168,160,000	4,220,075
7.00% 1/27/16	PHP	10,500,000	274,855
8.75% 3/3/13	PHP	38,480,000	956,282
9.125% 9/4/16	PHP	6,310,000	177,154
≠Philippine Treasury Bills
0.944% 9/5/12	PHP	17,760,000	422,009
1.079% 10/31/12	PHP	1,060,000	25,101
1.50% 8/22/12	PHP	6,810,000	161,897
1.75% 10/17/12	PHP	280,000	6,636
2.069% 4/17/13	PHP	480,000	11,235
2.077% 1/9/13	PHP	1,150,000	27,107
2.518% 5/15/13	PHP	170,000	3,971
2.584% 5/2/13	PHP	200,000	4,666
2.751% 3/6/13	PHP	16,190,000	380,451
2.808% 3/20/13	PHP	3,280,000	76,925
3.236% 7/11/12	PHP	3,010,000	71,756

			7,444,648

Poland–9.11%
Poland Government Bonds
^4.541% 10/25/12	PLN	6,540,000	1,934,723
^4.577% 1/25/14	PLN	3,255,000	910,810
^4.595% 1/25/13	PLN	22,754,000	6,654,246
5.00% 10/24/13	PLN	36,310,000	10,946,128
^5.028% 7/25/12	PLN	1,355,000	405,475
^5.163% 7/25/13	PLN	6,695,000	1,916,892
5.25% 4/25/13	PLN	13,110,000	3,950,506
5.25% 10/25/17	PLN	14,000,000	4,295,154

LVIP Global Income Fund–5

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Poland (continued)
Poland Government Bonds (continued)
5.25% 10/25/20	PLN	40,900,000	$12,438,411
5.50% 4/25/15	PLN	1,245,000	382,445
5.50% 10/25/19	PLN	17,850,000	5,546,698
5.75% 4/25/14	PLN	29,535,000	9,043,214
5.75% 10/25/21	PLN	19,700,000	6,183,997
6.25% 10/24/15	PLN	2,680,000	844,143
Republic of Poland 6.375% 7/15/19		680,000	803,481

			66,256,323

Republic of Korea–7.36%
Korea Monetary Stabilization Bonds
^3.28% 12/18/12	KRW	258,810,000	226,736
3.28% 6/9/13	KRW	4,949,930,000	4,338,271
3.28% 6/2/14	KRW	1,190,490,000	1,043,638
3.38% 5/9/13	KRW	1,035,000,000	907,861
3.47% 2/2/14	KRW	683,260,000	600,635
3.48% 12/2/13	KRW	496,910,000	436,722
3.59% 10/2/13	KRW	289,860,000	254,995
3.59% 4/2/14	KRW	7,504,180,000	6,612,492
3.76% 6/2/13	KRW	165,630,000	145,787
3.83% 4/2/13	KRW	103,520,000	91,094
3.90% 8/2/13	KRW	4,010,560,000	3,533,620
Korea Treasury Bonds
3.00% 12/10/13	KRW	21,297,430,000	18,598,976
3.75% 6/10/13	KRW	7,864,150,000	6,921,867
4.25% 12/10/12	KRW	8,122,000,000	7,146,836
5.25% 3/10/13	KRW	3,021,000,000	2,682,409

			53,541,939

Republic of Lithuania–0.52%
#Lithuania Government International Bonds 144A
6.125% 3/9/21		1,640,000	1,812,200
6.75% 1/15/15		660,000	716,100
7.375% 2/11/20		1,060,000	1,255,846

			3,784,146

Republic of Vietnam–0.11%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	815,100

			815,100

Russia–0.36%
Russian-Eurobond
7.50% 3/31/30		309,925	372,868
#144A 7.50% 3/31/30		1,875,650	2,256,575

			2,629,443

Singapore–2.34%
Singapore Government Bonds
0.25% 2/1/14	SGD	7,010,000	5,537,339
1.625% 4/1/13	SGD	6,420,000	5,119,892

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Singapore (continued)
Singapore Government Bonds (continued)
2.50% 10/1/12	SGD	520,000	$412,613
3.50% 7/1/12	SGD	190,000	149,966
≠Singapore Treasury Bills
0.24% 5/2/13	SGD	2,960,000	2,331,703
0.25% 7/5/12	SGD	2,070,000	1,633,835
0.28% 7/12/12	SGD	1,430,000	1,128,638
0.30% 11/1/12	SGD	950,000	749,217

			17,063,203

Supranational–2.30%
European Union 2.75% 6/3/16	EUR	12,400,000	16,714,247

			16,714,247

Sweden–4.23%
Kommuninvest I Sverige 1.75% 10/8/12	SEK	2,480,000	358,333
Sweden Government
1.50% 8/30/13	SEK	42,890,000	6,230,405
5.50% 10/8/12	SEK	165,450,000	24,162,584

			30,751,322

Ukraine–1.15%
#Financing of Infrastrucural Projects State Enterprise 144A
7.40% 4/20/18		200,000	160,125
8.375% 11/3/17		100,000	84,000
#Ukraine Government 144A
4.95% 10/13/15	EUR	100,000	107,837
6.25% 6/17/16		1,090,000	981,000
6.58% 11/21/16		1,028,000	925,200
7.65% 6/11/13		100,000	98,500
7.75% 9/23/20		3,443,000	3,136,573
7.95% 2/23/21		3,140,000	2,879,380

			8,372,615

Venezuela–0.04%
Venezuela Government International Bond 10.75% 9/19/13		300,000	310,500

			310,500

Total Sovereign Bonds (Cost $528,760,984)			527,109,834

SUPRANATIONAL BANKS–5.97%
Asian Development Bank 2.35% 6/21/27	JPY	800,000,000	11,532,770
European Investment Bank
1.40% 6/20/17	JPY	1,140,000,000	15,118,138
1.90% 1/26/26	JPY	50,000,000	648,214
5.375% 7/16/12	NOK	3,000,000	504,035

LVIP Global Income Fund–6

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

SUPRANATIONAL BANKS (continued)
Nordic Investment Bank 1.70% 4/27/17	JPY	1,160,000,000	$15,668,512

Total Supranational Banks (Cost $40,198,433)			43,471,669

SHORT-TERM INVESTMENTS–6.30%
≠Discount Note–0.48%
Federal Home Loan Bank 0.01% 7/2/12		3,525,000	3,525,000

			3,525,000

	Number of Shares	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
Money Market Mutual Fund–5.82%
Dreyfus Treasury & Agency Cash Management Fund	42,343,218	$42,343,218

		42,343,218

Total Short-Term Investments (Cost $45,868,218)		45,868,218

TOTAL VALUE OF SECURITIES–97.13% (Cost $702,322,215)	706,690,829
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.87%	20,902,338

NET ASSETS APPLICABLE TO 62,885,860 SHARES OUTSTANDING–100.00%	$727,593,167

NET ASSET VALUE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($247,136,284 / 21,360,313 Shares)	$11.570

NET ASSET VALUE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($480,456,883 / 41,525,547 Shares)	$11.570

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$713,960,191
Undistributed net investment income	1,393,124
Accumulated net realized gain on investments	1,853,476
Net unrealized appreciation of investments and derivatives	10,386,376

Total net assets	$727,593,167

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

r	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

≠	The rate shown is the effective yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $22,988,838, which represented 3.16% of the Fund's net assets. See Note 8 in “Notes to Financial Statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Includes foreign currency valued at $7,006,411 with a cost of $7,133,596.

The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)

BAML	CLP 46,970,000	USD (88,597)	12/6/12	$5,904
BCLY	AUD 161,000	JPY (13,068,370)	8/9/12	586
BCLY	CLP 64,000,000	USD (129,110)	2/13/13	(202)
BCLY	CLP 173,000,000	USD (347,485)	3/1/13	1,032
BCLY	EUR (2,359,818)	SEK 21,800,000	11/16/12	144,931
BCLY	EUR (268,000)	USD 375,495	7/19/12	36,432
BCLY	EUR (59,984)	USD 85,417	7/31/12	9,520
BCLY	EUR (48,730)	USD 69,060	8/1/12	7,402
BCLY	EUR (48,862)	USD 69,663	8/2/12	7,836

LVIP Global Income Fund–7

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)

BCLY	EUR (258,114)	USD 366,677	8/6/12	$40,064
BCLY	EUR (1,959,000)	USD 2,814,798	8/20/12	335,513
BCLY	EUR (94,089)	USD 135,300	8/23/12	16,218
BCLY	EUR (156,915)	USD 225,110	8/24/12	26,511
BCLY	EUR (263,450)	USD 379,212	8/27/12	45,766
BCLY	EUR (97,013)	USD 136,216	9/10/12	13,410
BCLY	EUR (94,794)	USD 132,522	9/12/12	12,523
BCLY	EUR (270,158)	USD 369,529	9/14/12	27,530
BCLY	EUR (63,718)	USD 88,326	9/19/12	7,660
BCLY	EUR (153,728)	USD 209,150	9/24/12	14,522
BCLY	EUR (71,749)	USD 98,590	10/24/12	7,717
BCLY	EUR (545,488)	USD 756,810	10/25/12	65,913
BCLY	EUR (767,000)	USD 1,062,134	10/26/12	90,664
BCLY	EUR (174,440)	USD 240,483	11/5/12	19,511
BCLY	EUR (110,916)	USD 152,526	11/8/12	12,017
BCLY	EUR (81,717)	USD 111,491	11/15/12	7,961
BCLY	EUR (22,847)	USD 31,320	11/19/12	2,373
BCLY	EUR (81,085)	USD 110,032	11/21/12	7,296
BCLY	EUR (292,994)	USD 397,681	11/23/12	26,440
BCLY	EUR (108,000)	USD 143,316	2/11/13	6,320
BCLY	EUR (384,227)	USD 509,677	3/7/13	22,124
BCLY	EUR (608,514)	USD 800,135	3/11/13	27,936
BCLY	EUR (233,016)	USD 305,810	3/15/13	10,098
BCLY	EUR (145,209)	USD 192,750	3/21/13	8,455
BCLY	EUR (396,801)	USD 529,630	4/5/13	25,912
BCLY	EUR (273,608)	USD 363,434	4/16/13	16,047
BCLY	EUR (390,401)	USD 513,455	4/19/13	17,762
BCLY	EUR (60,000)	USD 79,311	4/20/13	3,128
BCLY	EUR (251,515)	USD 324,404	5/2/13	4,994
BCLY	EUR (6,160,000)	USD 7,875,252	5/9/13	51,613
BCLY	EUR (1,157,690)	USD 1,481,186	5/10/13	10,815
BCLY	EUR (124,000)	USD 158,491	5/11/13	997
BCLY	EUR (343,382)	USD 435,117	5/15/13	(1,041)
BCLY	EUR (862,313)	USD 1,074,370	5/25/13	(21,082)
BCLY	EUR (405,004)	USD 512,492	6/5/13	(2,092)
BCLY	JPY (11,394,000)	USD 149,665	8/22/12	7,013
BCLY	JPY (34,125,000)	USD 447,453	8/27/12	20,182
BCLY	JPY (26,900,000)	USD 353,018	8/30/12	16,196
BCLY	JPY (24,430,094)	USD 315,207	9/18/12	9,234
BCLY	JPY (5,297,000)	USD 68,667	11/13/12	2,263
BCLY	JPY (12,889,000)	USD 167,173	11/14/12	5,591
BCLY	JPY (37,115,000)	USD 487,073	11/19/12	21,746
BCLY	JPY (41,691,000)	USD 547,845	11/21/12	25,128
BCLY	JPY (30,700,000)	USD 402,517	1/11/13	17,248
BCLY	JPY (35,290,000)	USD 461,639	1/15/13	18,732
BCLY	JPY (49,760,000)	USD 644,476	1/28/13	19,801
BCLY	JPY (60,393,560)	USD 726,041	3/25/13	(32,972)
BCLY	JPY (25,100,000)	USD 310,567	4/22/13	(5,061)
BCLY	JPY (47,109,000)	USD 595,036	6/2/13	2,164
BCLY	JPY (32,332,000)	USD 410,279	6/10/13	3,312
BCLY	SGD 394,000	USD (312,947)	8/17/12	(1,959)
BCLY	SGD 135,752	USD (109,416)	2/13/13	(2,102)
CITI	AUD 161,000	JPY (13,075,373)	8/9/12	498

LVIP Global Income Fund–8

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)

CITI	CLP 509,600,000	USD (980,000)	11/16/12	$44,722
CITI	EUR (114,169)	USD 160,288	8/8/12	15,817
CITI	EUR (32,800)	USD 46,151	8/9/12	4,645
CITI	EUR (213,050)	USD 296,602	10/26/12	26,756
CITI	EUR (126,500)	USD 164,403	1/28/13	3,973
CITI	EUR (45,000)	USD 58,856	2/8/13	1,777
CITI	EUR (2,897,361)	USD 3,810,580	3/8/13	134,012
CITI	EUR (162,300)	USD 213,122	3/19/13	7,140
CITI	EUR (319,130)	USD 421,047	3/26/13	15,987
CITI	EUR (246,556)	USD 325,929	4/20/13	12,871
CITI	EUR (625,871)	USD 815,560	5/2/13	20,739
CITI	JPY (22,764,000)	USD 299,684	8/23/12	14,677
CITI	JPY (105,000,000)	USD 1,377,899	10/22/12	62,107
CITI	JPY (5,392,769)	USD 69,619	11/8/12	2,021
CITI	JPY (15,350,000)	USD 201,206	1/10/13	8,575
CITI	JPY (24,520,467)	USD 297,795	3/15/13	(10,311)
CITI	JPY (34,641,000)	USD 416,859	3/19/13	(18,449)
CITI	JPY (25,100,000)	USD 310,467	4/22/13	(5,161)
CITI	JPY (36,565,000)	USD 460,870	5/1/13	990
CITI	JPY (18,273,000)	USD 229,929	5/2/13	103
CITI	JPY (11,693,000)	USD 147,902	5/29/13	756
CSFB	EUR (784,000)	USD 1,125,981	8/20/12	133,760
CSFB	EUR (1,180,000)	USD 1,595,335	9/28/12	101,328
CSFB	EUR (82,000)	USD 108,269	4/20/13	4,151
CSFB	JPY (22,597,000)	USD 296,977	8/23/12	14,062
CSFB	JPY (170,648,500)	USD 2,160,490	5/15/13	13,632
CSFB	SGD 1,390,000	USD (1,104,753)	3/26/13	(5,515)
DB	AUD 161,000	JPY (13,087,690)	8/9/12	344
DB	AUD 140,000	USD (141,302)	9/13/12	999
DB	AUD 3,974,314	USD (3,930,000)	11/16/12	88,076
DB	CLP 376,500,000	USD (700,856)	1/4/13	57,147
DB	CLP 35,450,000	USD (67,255)	1/9/13	4,120
DB	CLP 49,800,000	USD (94,479)	1/10/13	5,789
DB	CLP 35,800,000	USD (70,818)	2/6/13	1,284
DB	CLP 64,100,000	USD (129,104)	2/11/13	3
DB	CLP 63,300,000	USD (127,231)	2/15/13	270
DB	CLP 54,420,000	USD (108,514)	2/25/13	1,112
DB	CLP 36,980,000	USD (73,222)	2/26/13	1,274
DB	CLP 45,700,000	USD (90,837)	2/28/13	1,227
DB	CLP 45,700,000	USD (91,118)	3/1/13	947
DB	CLP 10,100,000	USD (20,176)	3/4/13	172
DB	CLP 10,100,000	USD (20,312)	3/6/13	36
DB	CLP 595,612,500	USD (1,189,322)	4/28/13	11,348
DB	EUR (906,648)	PLN 3,846,000	8/16/12	(314)
DB	EUR (356,992)	PLN 1,518,347	8/22/12	690
DB	EUR (232,087)	PLN 989,851	9/6/12	713
DB	EUR (316,403)	PLN 1,358,000	9/10/12	3,326
DB	EUR (959,444)	PLN 4,140,000	9/12/12	16,357
DB	EUR (457,597)	PLN 2,120,000	1/9/13	42,240
DB	EUR (1,133,724)	SEK 10,250,000	9/12/12	41,604
DB	EUR (1,140,118)	SEK 10,250,000	9/13/12	33,449
DB	EUR (6,137,612)	SEK 57,000,000	5/10/13	361,524
DB	EUR (228,000)	USD 319,437	7/16/12	30,988

LVIP Global Income Fund–9

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)

DB	EUR (357,000)	USD 500,760	7/18/12	$49,102
DB	EUR (196,000)	USD 273,391	7/20/12	25,417
DB	EUR (268,385)	USD 376,955	7/23/12	37,394
DB	EUR (39,900)	USD 56,764	7/25/12	6,281
DB	EUR (9,978)	USD 14,203	7/27/12	1,578
DB	EUR (703,800)	USD 995,273	8/6/12	104,698
DB	EUR (685,800)	USD 965,092	8/8/12	97,273
DB	EUR (519,000)	USD 734,910	8/9/12	78,155
DB	EUR (203,000)	USD 286,898	8/10/12	30,014
DB	EUR (385,000)	USD 545,283	8/13/12	58,071
DB	EUR (784,000)	USD 1,124,232	8/20/12	132,012
DB	EUR (94,859)	USD 135,800	8/29/12	15,735
DB	EUR (4,453)	USD 6,440	8/31/12	804
DB	EUR (51,000)	USD 72,360	9/6/12	7,803
DB	EUR (112,000)	USD 156,667	9/10/12	14,889
DB	EUR (476,300)	USD 601,662	9/11/12	(1,279)
DB	EUR (809,000)	USD 1,105,529	9/24/12	81,293
DB	EUR (376,000)	USD 508,687	9/26/12	32,641
DB	EUR (4,140,000)	USD 5,609,488	9/28/12	367,803
DB	EUR (1,200,000)	USD 1,585,044	10/9/12	65,491
DB	EUR (775,000)	USD 1,075,018	10/29/12	93,376
DB	EUR (416,044)	USD 586,543	10/31/12	59,553
DB	EUR (24,586)	USD 34,198	11/2/12	3,055
DB	EUR (187,000)	USD 258,103	11/5/12	21,220
DB	EUR (143,000)	USD 197,025	11/7/12	15,875
DB	EUR (2,370,000)	USD 3,238,676	11/16/12	236,027
DB	EUR (564,000)	USD 710,781	11/29/12	(3,898)
DB	EUR (400,000)	USD 538,360	12/3/12	31,468
DB	EUR (590,000)	USD 789,479	12/13/12	41,713
DB	EUR (5,337,821)	USD 6,960,519	12/17/12	195,000
DB	EUR (1,267,675)	USD 1,648,218	1/7/13	41,009
DB	EUR (1,898,000)	USD 2,508,207	2/11/13	100,633
DB	EUR (471,000)	USD 628,031	2/27/13	30,440
DB	EUR (3,999,148)	USD 5,384,853	3/1/13	310,699
DB	EUR (2,770,000)	USD 3,646,123	3/8/13	131,169
DB	EUR (2,121,000)	USD 2,817,197	3/12/13	125,627
DB	EUR (269,000)	USD 354,838	3/26/13	13,405
DB	EUR (77,628)	USD 103,727	3/28/13	5,193
DB	EUR (253,178)	USD 337,591	4/2/13	16,208
DB	EUR (620,000)	USD 828,109	4/4/13	41,062
DB	EUR (780,573)	USD 1,023,846	4/11/13	32,863
DB	EUR (7,360,000)	USD 9,707,104	4/15/13	362,614
DB	EUR (193,000)	USD 254,664	4/23/13	9,596
DB	EUR (97,000)	USD 127,848	4/28/13	4,671
DB	EUR (666,438)	USD 866,193	5/1/13	19,868
DB	EUR (124,000)	USD 159,011	5/5/13	1,532
DB	EUR (181,000)	USD 230,793	5/9/13	910
DB	EUR (311,000)	USD 393,648	5/15/13	(1,378)
DB	EUR (80,070)	USD 99,601	5/25/13	(2,117)
DB	EUR (603,300)	USD 758,979	5/28/13	(7,465)
DB	EUR (82,000)	USD 103,436	5/29/13	(739)
DB	EUR (5,840,000)	USD 7,346,720	5/30/13	(72,744)
DB	EUR (476,300)	USD 604,187	6/1/13	(949)

LVIP Global Income Fund–10

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)

DB	GBP 826,811	USD (1,310,000)	11/16/12	$(15,684)
DB	HUF 152,100,000	USD (693,617)	9/28/12	(28,930)
DB	IDR 817,000,000	USD (83,602)	9/26/12	2,329
DB	INR 3,790,000	USD (80,215)	8/24/12	(12,755)
DB	INR 2,680,000	USD (56,470)	9/6/12	(8,882)
DB	INR 198,968,000	USD (3,410,695)	9/28/12	108,923
DB	INR 7,442,000	USD (144,073)	10/29/12	(13,049)
DB	INR 15,716,000	USD (305,522)	10/31/12	(28,911)
DB	INR 71,318,400	USD (1,360,000)	11/19/12	(108,369)
DB	JPY (13,955,000)	USD 182,655	8/20/12	7,945
DB	JPY (11,408,000)	USD 149,831	8/22/12	7,004
DB	JPY (11,260,000)	USD 148,477	8/23/12	7,501
DB	JPY (23,347,000)	USD 307,230	8/27/12	14,908
DB	JPY (29,985,000)	USD 392,664	11/16/12	16,748
DB	JPY (28,991,000)	USD 381,330	1/7/13	17,536
DB	JPY (15,400,000)	USD 201,782	1/15/13	8,504
DB	JPY (41,390,576)	USD 535,405	1/28/13	15,798
DB	JPY (5,937,630)	USD 76,886	2/15/13	2,320
DB	JPY (24,447,000)	USD 309,064	5/1/13	1,593
DB	KRW 1,022,000,000	USD (868,346)	6/2/13	14,296
DB	MXN 75,560,000	USD (5,717,875)	10/11/12	(111,857)
DB	MXN 17,699,475	USD (1,227,000)	5/29/13	61,789
DB	MYR 66,000	USD (20,681)	9/26/12	25
DB	MYR 2,161,515	USD (701,631)	3/18/13	(27,080)
DB	MYR 347,000	USD (110,949)	3/26/13	(2,685)
DB	PHP 5,895,000	USD (132,487)	9/24/12	7,182
DB	PHP 6,490,000	USD (149,024)	10/4/12	4,639
DB	PHP 7,760,000	USD (178,186)	10/5/12	5,534
DB	PHP 6,370,000	USD (146,353)	10/9/12	4,418
DB	PHP 5,097,000	USD (117,092)	10/11/12	3,532
DB	PHP 1,518,000	USD (34,777)	10/12/12	1,145
DB	PHP 1,434,000	USD (32,837)	10/19/12	1,081
DB	PHP 5,734,000	USD (131,333)	10/22/12	4,264
DB	PHP 10,300,000	USD (238,205)	11/14/12	4,985
DB	PHP 1,417,000	USD (32,353)	1/22/13	961
DB	PHP 17,056,000	USD (395,272)	1/31/13	5,536
DB	PHP 7,500,000	USD (174,281)	2/4/13	1,930
DB	PLN 4,423,066	USD (1,541,030)	7/31/12	(219,163)
DB	SGD 399,000	USD (318,093)	8/23/12	(3,157)
DB	SGD 401,000	USD (318,861)	8/24/12	(2,346)
DB	SGD 499,000	USD (397,816)	8/27/12	(3,946)
DB	SGD 249,500	USD (198,520)	8/31/12	(1,583)
DB	SGD 1,680,992	USD (1,310,000)	11/19/12	17,732
DB	SGD 484,000	USD (389,851)	2/7/13	(7,263)
DB	SGD 592,000	USD (471,713)	2/19/13	(3,701)
DB	SGD 249,500	USD (198,979)	2/28/13	(1,718)
DB	SGD 731,900	USD (577,983)	3/19/13	779
DB	SGD 788,000	USD (628,289)	3/21/13	(5,153)
DB	SGD 1,296,568	USD (1,020,357)	5/15/13	5,472
HSBC	EUR (520,000)	USD 698,558	9/28/12	40,182
HSBC	EUR (94,000)	USD 123,775	3/8/13	4,494
HSBC	EUR (461,000)	USD 607,321	4/10/13	22,063
HSBC	EUR (799,545)	USD 1,057,818	4/16/13	42,676

LVIP Global Income Fund–11

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)

HSBC	EUR (1,630,646)	USD 2,092,527	5/10/13	$21,460
HSBC	IDR 1,992,000,000	USD (212,821)	9/21/12	(3,160)
HSBC	INR 40,597,250	USD (860,142)	8/24/12	(137,534)
HSBC	INR 7,616,000	USD (147,670)	10/29/12	(13,583)
HSBC	INR 11,346,000	USD (220,525)	10/31/12	(20,828)
HSBC	INR 15,600,000	USD (301,398)	2/6/13	(30,728)
HSBC	INR 6,800,000	USD (132,003)	2/7/13	(14,035)
HSBC	INR 11,200,000	USD (220,000)	2/8/13	(25,727)
HSBC	INR 90,817,000	USD (1,621,587)	5/1/13	(63,955)
HSBC	JPY (51,004,000)	USD 669,224	8/20/12	30,678
HSBC	JPY (39,672,000)	USD 520,459	8/27/12	23,736
HSBC	JPY (7,824,000)	USD 102,502	11/19/12	4,409
HSBC	JPY (50,970,000)	USD 666,803	1/15/13	27,104
HSBC	JPY (53,562,442)	USD 692,316	1/28/13	19,907
HSBC	JPY (19,870,000)	USD 259,739	2/12/13	10,221
HSBC	JPY (36,590,000)	USD 464,340	2/22/13	4,769
HSBC	JPY (53,500,000)	USD 669,105	3/1/13	(2,949)
HSBC	KRW 1,025,000,000	USD (867,938)	9/26/12	24,878
HSBC	MXN 40,878,200	USD (3,178,833)	9/4/12	(135,866)
HSBC	MXN 29,567,420	USD (2,204,599)	3/8/13	(37,845)
HSBC	MYR 249,000	USD (78,130)	9/26/12	(11)
HSBC	MYR 6,530,157	USD (2,123,000)	3/11/13	(84,709)
HSBC	MYR 2,768,508	USD (903,000)	3/15/13	(38,949)
HSBC	MYR 165,000	USD (52,785)	3/26/13	(1,304)
HSBC	PHP 12,500,000	USD (285,950)	9/28/12	10,133
HSBC	PHP 10,000,000	USD (227,816)	10/3/12	8,969
HSBC	PHP 5,206,000	USD (118,101)	10/4/12	5,161
HSBC	PHP 7,762,000	USD (174,974)	10/5/12	8,794
HSBC	PHP 7,657,000	USD (176,060)	10/11/12	5,148
HSBC	PHP 2,531,000	USD (58,004)	10/15/12	1,877
HSBC	PHP 5,502,000	USD (127,594)	10/19/12	2,542
HSBC	PHP 5,502,000	USD (126,909)	1/28/13	2,406
HSBC	PHP 4,700,000	USD (109,267)	2/4/13	1,158
HSBC	PHP 4,000,000	USD (92,950)	2/6/13	1,019
HSBC	SGD 592,000	USD (468,447)	8/17/12	(1,176)
HSBC	SGD 484,000	USD (389,694)	2/7/13	(7,106)
HSBC	SGD 834,400	USD (672,361)	2/14/13	(12,749)
HSBC	SGD 837,000	USD (662,341)	3/19/13	(469)
HSBC	SGD 630,000	USD (502,232)	3/21/13	(4,040)
JPMC	CLP 3,644,767,200	USD (7,580,000)	9/12/12	(267,064)
JPMC	CLP 61,100,000	USD (123,684)	2/21/13	(606)
JPMC	CLP 103,600,000	USD (207,407)	2/22/13	1,284
JPMC	CLP 66,100,000	USD (131,831)	2/28/13	1,329
JPMC	CLP 61,600,000	USD (123,447)	3/21/13	677
JPMC	CLP 600,075,000	USD (1,198,951)	4/28/13	10,715
JPMC	EUR (107,000)	USD 141,219	2/19/13	5,476
JPMC	EUR (566,000)	USD 743,130	4/12/13	24,549
JPMC	EUR (108,077)	USD 143,029	4/23/13	5,795
JPMC	IDR 1,733,000,000	USD (182,421)	9/17/12	80
JPMC	IDR 2,265,000,000	USD (243,156)	9/19/12	(4,697)
JPMC	IDR 2,944,000,000	USD (319,133)	9/20/12	(9,231)
JPMC	IDR 3,990,000,000	USD (425,600)	9/21/12	(5,649)
JPMC	IDR 2,037,000,000	USD (212,742)	9/24/12	1,566

LVIP Global Income Fund–12

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)

JPMC	IDR 548,000,000	USD (55,776)	9/26/12	$1,862
JPMC	IDR 376,000,000	USD (38,883)	12/17/12	220
JPMC	INR 998,000	USD (21,476)	7/19/12	(3,576)
JPMC	INR 47,060,000	USD (862,221)	11/29/12	(37,572)
JPMC	INR 5,400,000	USD (104,189)	2/6/13	(10,496)
JPMC	JPY (11,418,000)	USD 149,362	8/20/12	6,414
JPMC	JPY (22,716,000)	USD 297,778	8/24/12	13,368
JPMC	JPY (27,309,000)	USD 359,093	8/27/12	17,163
JPMC	JPY (11,285,000)	USD 147,893	8/31/12	6,589
JPMC	JPY (5,819,000)	USD 76,667	9/28/12	3,777
JPMC	JPY (14,973,000)	USD 195,969	11/19/12	8,246
JPMC	JPY (24,468,902)	USD 316,668	12/27/12	9,687
JPMC	JPY (11,030,000)	USD 142,931	2/15/13	4,413
JPMC	JPY (36,600,000)	USD 461,684	2/25/13	1,960
JPMC	JPY (53,600,000)	USD 670,839	3/1/13	(2,472)
JPMC	MYR 1,654,020	USD (540,000)	3/12/13	(23,737)
JPMC	PHP 2,050,000	USD (46,997)	10/9/12	1,524
JPMC	PHP 2,543,000	USD (58,299)	10/11/12	1,883
JPMC	PHP 3,704,000	USD (85,642)	10/12/12	2,010
JPMC	PHP 7,297,000	USD (167,378)	10/15/12	5,262
JPMC	PHP 2,879,000	USD (66,291)	10/22/12	1,792
JPMC	PHP 2,949,000	USD (68,516)	10/29/12	1,188
JPMC	PHP 5,656,000	USD (129,286)	1/22/13	3,689
JPMC	PHP 2,900,000	USD (67,505)	2/7/13	619
JPMC	SGD 1,048,000	USD (827,477)	9/19/12	(198)
MNB	CLP 24,670,000	USD (46,812)	12/6/12	2,823
MNB	EUR (21,004,011)	GBP 17,239,500	7/31/12	420,404
MNB	EUR (51,000)	USD 69,784	9/13/12	5,223
MNB	EUR (395,000)	USD 531,947	12/12/12	31,330
MNB	SGD 963,000	USD (774,913)	2/8/13	(13,682)
MSC	CLP 509,384,400	USD (980,000)	11/16/12	44,289
MSC	CLP 60,541,000	USD (114,553)	1/7/13	7,338
MSC	CLP 126,200,000	USD (239,696)	1/14/13	14,409
MSC	CLP 113,510,000	USD (225,207)	2/4/13	3,400
MSC	CLP 55,740,000	USD (112,834)	2/11/13	(566)
MSC	CLP 149,750,000	USD (303,445)	2/13/13	(1,820)
MSC	CLP 130,370,000	USD (260,298)	2/25/13	2,328
MSC	CLP 81,300,000	USD (162,600)	2/27/13	1,179
MSC	CLP 42,500,000	USD (83,089)	3/11/13	2,539
MSC	CLP 64,400,000	USD (125,990)	5/1/13	3,835
MSC	EUR (260,090)	NOK 2,063,900	11/26/12	14,967
MSC	EUR (1,868,339)	NOK 14,375,000	5/15/13	12,434
MSC	EUR (295,046)	PLN 1,328,000	5/10/13	11,286
MSC	EUR (642,000)	USD 895,670	7/16/12	83,458
MSC	EUR (146,000)	USD 204,400	7/18/12	19,688
MSC	EUR (1,139,000)	USD 1,587,253	7/20/12	146,227
MSC	EUR (392,000)	USD 562,461	8/20/12	66,351
MSC	EUR (390,000)	USD 529,844	9/28/12	36,062
MSC	EUR (267,000)	USD 351,293	3/8/13	12,487
MSC	EUR (60,000)	USD 79,202	4/20/13	3,019
MSC	JPY (12,000,000)	USD 156,960	8/6/12	6,755
MSC	JPY (9,000,000)	USD 118,213	8/22/12	5,534
MSC	JPY (256,633,500)	USD 3,321,171	12/17/12	102,078

LVIP Global Income Fund–13

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)

MSC	JPY (52,074,000)	USD 680,470	2/12/13	$26,550
MSC	JPY (48,880,000)	USD 589,757	3/19/13	(24,483)
MSC	JPY (328,879,680)	USD 4,088,865	4/16/13	(46,240)
MSC	PHP 2,330,000	USD (53,935)	10/29/12	1,138
MSC	SGD 1,389,200	USD (1,098,182)	3/26/13	423
UBS	EUR (218,500)	NOK 1,722,000	11/8/12	10,850
UBS	EUR (387,618)	NOK 3,078,000	11/26/12	22,660
UBS	EUR (115,509)	NOK 910,000	12/3/12	5,493
UBS	EUR (730,000)	USD 1,022,621	7/16/12	99,077
UBS	EUR (730,000)	USD 1,023,643	7/18/12	100,084
UBS	EUR (324,000)	USD 461,425	8/22/12	51,365
UBS	EUR (251,705)	USD 345,012	9/17/12	26,363
UBS	EUR (170,000)	USD 226,529	10/5/12	11,271
UBS	EUR (275,000)	USD 365,365	10/9/12	17,134
UBS	EUR (270,000)	USD 361,800	10/11/12	19,891
UBS	EUR (1,929,000)	USD 2,685,168	10/29/12	241,830
UBS	EUR (107,800)	USD 134,599	12/7/12	(2,016)
UBS	EUR (658,000)	USD 841,648	1/11/13	7,361
UBS	EUR (34,000)	USD 44,452	2/8/13	1,325
UBS	EUR (107,000)	USD 141,331	2/19/13	5,588
UBS	EUR (115,000)	USD 152,051	2/21/13	6,155
UBS	EUR (230,000)	USD 301,546	4/11/13	9,548
UBS	EUR (3,385,000)	USD 4,418,187	5/1/13	119,491
UBS	EUR (30,000)	USD 39,157	5/2/13	1,058
UBS	EUR (1,130,000)	USD 1,415,664	6/2/13	(20,013)
UBS	JPY (22,978,000)	USD 301,232	8/20/12	13,558
UBS	JPY (31,894,000)	USD 419,479	8/27/12	20,141
UBS	JPY (5,370,800)	USD 69,746	11/14/12	2,416
UBS	JPY (11,961,000)	USD 156,866	11/19/12	6,905
UBS	JPY (15,350,000)	USD 201,114	1/11/13	8,479
UBS	JPY (28,070,000)	USD 366,966	1/15/13	14,674
UBS	JPY (43,530,000)	USD 562,876	1/28/13	16,411
UBS	JPY (59,700,000)	USD 744,877	3/4/13	(5,106)
UBS	JPY (18,274,000)	USD 231,090	5/1/13	1,256

				$6,701,700

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BRL–Brazilian Real

CITI–Citigroup Global Markets

CLP–Chilean Peso

CSFB–Credit Suisse First Boston

DB–Deutsche Bank

EUR–European Monetary Unit

LVIP Global Income Fund–14

LVIP Global Income Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

GBP–British Pound Sterling

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesian Rupiah

ILS–Israeli Shekel

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NOK–Norwegian Krone

O.A.T.–Obligations Assimilabes du Trésor

PEN–Peruvian Sol

PHP–Philippine Peso

PLN–Polish Zloty

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–15

LVIP Global Income Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Global Income Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$8,401,352
Dividends	920
Foreign tax withheld	(343,118)

8,059,154

EXPENSES:
Management fees	2,034,690
Distribution expenses-Service Class	568,689
Accounting and administration expenses	136,133
Custodian fees	132,809
Reports and statements to shareholders	35,469
Professional fees	22,178
Trustees’ fees	7,308
Pricing fees	6,959
Other	7,682

2,951,917
Less expenses waived/reimbursed	(156,515)

Total operating expenses	2,795,402

NET INVESTMENT INCOME	5,263,752

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	513,266
Foreign currencies	(2,691,829)
Foreign currency exchange contracts	2,667,834

Net realized gain	489,271

Net change in unrealized appreciation (depreciation) of:
Investments	8,410,785
Foreign currencies	153,186
Foreign currency exchange contracts	4,502,384

Net change in unrealized appreciation (depreciation)	13,066,355

NET REALIZED AND UNREALIZED GAIN	13,555,626

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,819,378

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,263,752	$9,690,768
Net realized gain	489,271	7,153,207
Net change in unrealized appreciation (depreciation)	13,066,355	(18,503,098)

Net increase (decrease) in net assets resulting from operations	18,819,378	(1,659,123)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,579,019)
Service Class	—	(15,875,143)
Net realized gain:
Standard Class	—	(133,052)
Service Class	—	(503,735)

	—	(22,090,949)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	112,578,218	91,425,870
Service Class	90,247,569	224,462,278
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,712,071
Service Class	—	16,378,878

	202,825,787	337,979,097

Cost of shares repurchased:
Standard Class	(6,706,663)	(19,125,981)
Service Class	(34,293,357)	(58,476,754)

	(41,000,020)	(77,602,735)

Increase in net assets derived from capital share transactions	161,825,767	260,376,362

NET INCREASE IN NET ASSETS	180,645,145	236,626,290
NET ASSETS:
Beginning of period	546,948,022	310,321,732

End of period (including undistributed (distributions in excess of) net investment income of $1,393,124 and ($3,846,633), respectively)	$727,593,167	$546,948,022

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–16

LVIP Global Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended		5/4/09[2] to 12/31/09
		12/31/11	12/31/10
Net asset value, beginning of period	$11.193	$11.574	$10.817	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.106	0.284	0.322	0.205
Net realized and unrealized gain (loss)	0.271	(0.151)	0.721	0.789

Total from investment operations	0.377	0.133	1.043	0.994

Less dividends and distributions from:
Net investment income	—	(0.498)	(0.286)	(0.177)
Net realized gain	—	(0.016)	—	—

Total dividends and distributions	—	(0.514)	(0.286)	(0.177)

Net asset value, end of period	$11.570	$11.193	$11.574	$10.817

Total return[4]	3.37%	1.09%	9.68%	9.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$247,136	$135,791	$64,737	$91,671
Ratio of expenses to average net assets	0.71%	0.73%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.78%	0.80%	0.84%
Ratio of net investment income to average net assets	1.86%	2.41%	2.87%	2.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	2.36%	2.82%	2.79%
Portfolio turnover	14%	42%	44%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–17

LVIP Global Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended		5/4/09[2] to 12/31/09
		12/31/11	12/31/10
Net asset value, beginning of period	$11.207	$11.589	$10.833	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.092	0.256	0.299	0.187
Net realized and unrealized gain (loss)	0.271	(0.152)	0.718	0.801

Total from investment operations	0.363	0.104	1.017	0.988

Less dividends and distributions from:
Net investment income	—	(0.470)	(0.261)	(0.155)
Net realized gain	—	(0.016)	—	—

Total dividends and distributions	—	(0.486)	(0.261)	(0.155)

Net asset value, end of period	$11.570	$11.207	$11.589	$10.833

Total return[4]	3.24%	0.83%	9.42%	9.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$480,457	$411,157	$245,585	$59,017
Ratio of expenses to average net assets	0.96%	0.98%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.03%	1.05%	1.09%
Ratio of net investment income to average net assets	1.61%	2.16%	2.62%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.56%	2.11%	2.57%	2.54%
Portfolio turnover	14%	42%	44%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–18

LVIP Global Income Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Global Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek current income consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (2009–2011), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities

LVIP Global Income Fund–19

LVIP Global Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisors, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. LIAC has contractually agreed to waive 0.05% of its advisory fee for the Fund. The fee waiver will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Mondrian Investment Partners Ltd. (Mondrian) (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (Franklin) (Sub-Advisor) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $25,042 and $3,229, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$345,328
Distribution fees payable to LFD	98,205

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $215,539,019 and sales of $73,270,643 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $702,479,058. At June 30, 2012, net unrealized appreciation was $4,211,771, of which $25,829,403 related to unrealized appreciation of investments and $21,617,632 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset

LVIP Global Income Fund–20

LVIP Global Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$66,867,954	$—	$66,867,954
Foreign Debt	—	573,351,143	19,102,150	592,453,293
Municipal Bonds	—	1,501,364	—	1,501,364
Short-Term Investments	42,343,218	3,525,000	—	45,868,218

Total	$42,343,218	$645,245,461	$19,102,150	$706,690,829

Foreign Currency Exchange Contracts	$—	$6,701,700	$—	$6,701,700

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim or end of period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Debt
Balance as of 12/31/11	$13,055,481
Purchases	7,817,047
Sales	(1,576,602)
Net realized loss	(110,219)
Transfers into Level 3	157,500
Transfers out of Level 3	(183,843)
Net change in unrealized appreciation (depreciation)	(57,214)

Balance as of 6/30/12	$19,102,150

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/12	$(219,363)

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, the Fund had transfers out of Level 2 investments into Level 3 investments in the amount of $157,500, which was due to the Fund’s pricing vendor dropping coverage of a security. During the six months ended June 30, 2012, there were transfers between Level 2 investments and Level 3 investments that had a material impact to the Fund; $183,843 transferred from Level 3 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other

LVIP Global Income Fund–21

LVIP Global Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$21,902,725
Long-term capital gains	188,224

Total	$22,090,949

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$713,960,191
Undistributed ordinary income	12,049,664
Undistributed long-term capital gains	1,148,339
Other temporary differences	(5,455,874)
Unrealized appreciation	5,890,847

Net assets	$727,593,167

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles and mark-to-market of foreign currency exchange contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Gain
$(23,995)	$23,995

LVIP Global Income Fund–22

LVIP Global Income Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	9,813,227	7,673,601
Service Class	7,837,476	18,991,172
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	500,782
Service Class	—	1,428,294

	17,650,703	28,593,849

Shares repurchased:
Standard Class	(584,528)	(1,635,837)
Service Class	(2,998,579)	(4,924,626)

	(3,583,107)	(6,560,463)

Net increase	14,067,596	22,033,386

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$117,740,283	$183,589,101

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these

LVIP Global Income Fund–23

LVIP Global Income Fund

Notes to Financial Statements (continued)

8. Credit and Market Risk (continued)

higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2012, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund–24

LVIP Janus Capital Appreciation Fund

LVIP Janus Capital Appreciation Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Janus Capital Appreciation Fund

LVIP Janus Capital Appreciation Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,096.20	0.75%	$3.91
Service Class Shares	1,000.00	1,094.90	1.00%	5.21
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.13	0.75%	$3.77
Service Class Shares	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Janus Capital Appreciation Fund–1

LVIP Janus Capital Appreciation Fund

Security Type/Sector and Country Allocations and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	94.03%
Aerospace & Defense	2.66%
Air Freight & Logistics	0.61%
Beverages	4.78%
Biotechnology	4.50%
Capital Markets	1.02%
Chemicals	1.63%
Commercial Banks	1.03%
Communications Equipment	0.87%
Computers & Peripherals	10.47%
Containers & Packaging	1.87%
Electrical Equipment	1.28%
Electronic Equipment, Instruments & Components	2.69%
Energy Equipment & Services	2.10%
Food & Staples Retailing	2.98%
Health Care Equipment & Supplies	2.30%
Health Care Providers & Services	3.10%
Hotels, Restaurants & Leisure	0.56%
Household Products	2.02%
Industrial Conglomerates	0.50%
Insurance	1.06%
Internet Catalog & Retail	1.34%
Internet Software & Services	3.71%
IT Services	2.82%
Leisure Equipment & Products	1.48%
Machinery	2.87%
Media	4.20%
Multiline Retail	2.62%
Oil, Gas & Consumable Fuels	3.12%
Pharmaceuticals	3.53%
Professional Services	0.57%
Real Estate Investment Trusts	0.24%
Road & Rail	1.08%
Semiconductors & Semiconductor Equipment	2.47%
Software	6.95%
Specialty Retail	3.93%
Textiles, Apparel & Luxury Goods	2.40%
Tobacco	1.03%
Trading Companies & Distributors	0.86%
Wireless Telecommunication Services	0.78%
Short-Term Investment	4.76%
Total Value of Securities	98.79%
Receivables and Other Assets Net of Liabilities	1.21%
Total Net Assets	100.00%

Country	Percentage of Net Assets
Belgium	2.08%
Brazil	0.89%
Canada	1.66%
France	1.48%
Ireland	2.15%
Italy	0.97%
Japan	1.33%
Netherlands	1.28%
Switzerland	2.12%
Taiwan	0.95%
United Kingdom	3.83%
United States	75.29%
Total	94.03%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	9.28%
eBay	3.04%
Costco Wholesale	2.85%
Oracle	2.80%
Precision Castparts	2.66%
Limited Brands	2.62%
Celgene	2.14%
Perrigo	2.11%
Anheuser-Busch InBev	2.08%
Ball	1.87%
Total	31.45%

LVIP Janus Capital Appreciation Fund–2

LVIP Janus Capital Appreciation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–94.03%
Aerospace & Defense–2.66%
Precision Castparts	55,440	$9,119,326

		9,119,326

Air Freight & Logistics–0.61%
Robinson (C.H.) Worldwide	35,685	2,088,643

		2,088,643

Beverages–4.78%
Anheuser-Busch InBev	90,345	7,119,819
Pernod-Ricard	47,388	5,065,099
SABMiller	104,100	4,176,488

		16,361,406

Biotechnology–4.50%
†Celgene	113,990	7,313,599
†Gilead Sciences	61,980	3,178,334
†Vertex Pharmaceuticals	87,770	4,908,098

		15,400,031

Capital Markets–1.02%
T. Rowe Price Group	55,300	3,481,688

		3,481,688

Chemicals–1.63%
Praxair	51,210	5,568,063

		5,568,063

Commercial Banks–1.03%
Banco do Brasil	111,600	1,081,013
Standard Chartered	113,134	2,457,529

		3,538,542

Communications Equipment–0.87%
Motorola Solutions	61,585	2,962,854

		2,962,854

Computers & Peripherals–10.47%
†Apple	54,400	31,769,599
†EMC	159,535	4,088,882

		35,858,481

Containers & Packaging–1.87%
Ball	155,870	6,398,464

		6,398,464

Electrical Equipment–1.28%
†Sensata Technologies Holding	163,901	4,389,269

		4,389,269

Electronic Equipment, Instruments & Components–2.69%
Amphenol Class A	66,920	3,675,246
TE Connectivity	173,716	5,543,278

		9,218,524

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–2.10%
†Dresser-Rand Group	61,775	$2,751,458
Helmerich & Payne	58,110	2,526,623
National Oilwell Varco	14,215	916,015
Schlumberger	15,260	990,527

		7,184,623

Food & Staples Retailing–2.98%
Costco Wholesale	102,765	9,762,675
Whole Foods Market	4,550	433,706

		10,196,381

Health Care Equipment & Supplies–2.30%
Covidien	106,135	5,678,223
†Varian Medical Systems	36,290	2,205,343

		7,883,566

Health Care Providers & Services–3.10%
Aetna	39,085	1,515,325
AmerisourceBergen	77,975	3,068,316
†Express Scripts	107,800	6,018,475

		10,602,116

Hotels, Restaurants & Leisure–0.56%
Starbucks	36,255	1,933,117

		1,933,117

Household Products–2.02%
Colgate-Palmolive	39,145	4,074,994
Reckitt Benckiser Group	53,927	2,850,327

		6,925,321

Industrial Conglomerates–0.50%
Tyco International	32,585	1,722,117

		1,722,117

Insurance–1.06%
Prudential	313,834	3,638,794

		3,638,794

Internet & Catalog Retail–1.34%
†Amazon.com	20,125	4,595,544

		4,595,544

Internet Software & Services–3.71%
†eBay	247,745	10,407,767
†Facebook Class A	49,306	1,534,403
†LinkedIn Class A	7,125	757,174

		12,699,344

IT Services – 2.82%
Amdocs	207,210	6,158,281
MasterCard Class A	5,115	2,200,013
†Teradata	17,980	1,294,740

		9,653,034

LVIP Janus Capital Appreciation Fund–3

LVIP Janus Capital Appreciation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Equipment & Products – 1.48%
Mattel	156,152	$5,065,571

		5,065,571

Machinery–2.87%
Danaher	101,075	5,263,986
FANUC	27,800	4,569,795

		9,833,781

Media–4.20%
CBS Class B	190,760	6,253,112
Disney (Walt)	50,975	2,472,288
Time Warner Cable	68,720	5,641,912

		14,367,312

Multiline Retail–2.62%
Nordstrom	128,260	6,373,239
Penney (J.C.)	110,845	2,583,797

		8,957,036

Oil, Gas & Consumable Fuels–3.12%
EOG Resources	26,515	2,389,267
Kinder Morgan	55,135	1,776,450
Noble Energy	30,825	2,614,577
Occidental Petroleum	22,655	1,943,119
†OGX Petroleo e Gas Participacoes	249,700	683,956
Petroleo Brasileiro ADR	67,960	1,275,609

		10,682,978

Pharmaceuticals–3.53%
Perrigo	61,160	7,212,599
Shire ADR	19,370	1,673,374
†Valeant Pharmaceuticals International	71,915	3,221,073

		12,107,046

Professional Services–0.57%
†Verisk Analytics Class A	39,559	1,948,676

		1,948,676

Real Estate Investment Trusts–0.24%
Ventas	13,040	823,085

		823,085

Road & Rail–1.08%
Canadian Pacific Railway	33,460	2,451,280
Union Pacific	10,555	1,259,317

		3,710,597

Semiconductors & Semiconductor Equipment–2.47%
†Atmel	305,198	2,044,827
†ON Semiconductor	445,176	3,160,750
Taiwan Semiconductor Manufacturing	1,186,507	3,257,945

		8,463,522

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–6.95%
†ANSYS	17,604	$1,110,988
†Autodesk	103,695	3,628,288
Intuit	34,435	2,043,717
Microsoft	208,765	6,386,121
Oracle	323,303	9,602,099
†Zynga Class A	189,999	1,033,595

		23,804,808

Specialty Retail–3.93%
†AutoZone	12,210	4,483,146
Limited Brands	211,170	8,981,060

		13,464,206

Textiles, Apparel & Luxury Goods–2.40%
Coach	13,370	781,878
NIKE Class B	46,736	4,102,486
Prada	494,700	3,338,178

		8,222,542

Tobacco – 1.03%
Philip Morris International	40,490	3,533,157

		3,533,157

Trading Companies & Distributors–0.86%
Fastenal	28,753	1,159,033
Grainger (W.W.)	9,295	1,777,576

		2,936,609

Wireless Telecommunication Services–0.78%
†Crown Castle International	45,810	2,687,215

		2,687,215

Total Common Stock (Cost $255,493,994)		322,027,389

SHORT-TERM INVESTMENT–4.76%
Money Market Mutual Fund–4.76%
Dreyfus Treasury & Agency Cash Management Fund	16,293,037	16,293,037

Total Short-Term Investment (Cost $16,293,037)		16,293,037

LVIP Janus Capital Appreciation Fund–4

LVIP Janus Capital Appreciation Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.79% (Cost $271,787,031)	$338,320,426
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.21%	4,127,811

NET ASSETS APPLICABLE TO 15,460,710 SHARES OUTSTANDING–100.00%	$342,448,237

NET ASSET VALUE–LVIP JANUS CAPITAL APPRECIATION FUND STANDARD CLASS ($286,129,042 / 12,899,580 Shares)	$22.181

NET ASSET VALUE–LVIP JANUS CAPITAL APPRECIATION FUND SERVICE CLASS ($56,319,195 / 2,561,130 Shares)	$21.990

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization-no par)	$359,399,966
Undistributed net investment income	2,198,887
Accumulated net realized loss on investments	(85,597,818)
Net unrealized appreciation of investments and derivatives	66,447,202

Total net assets	$342,448,237

†	Non income producing security.

The	following foreign currency exchange contracts were outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
CSFB	EUR (780,000)	USD 982,589	7/19/12	$(4,235)
CSFB	GBP (1,290,000)	USD 2,020,153	7/19/12	(17)
CSFB	JPY (92,000,000)	USD 1,165,560	7/19/12	14,285
HSBC	EUR (700,000)	USD 880,236	7/12/12	(5,324)
HSBC	GBP (1,670,000)	USD 2,616,392	7/12/12	1,088
HSBC	JPY (84,300,000)	USD 1,061,152	7/12/12	6,342
JPMC	EUR (2,475,000)	USD 3,092,141	8/2/12	(39,531)
JPMC	GBP (1,615,000)	USD 2,512,262	8/2/12	(16,773)
JPMC	JPY (47,000,000)	USD 590,393	8/2/12	2,122
MNB	HKD (1,811,635)	USD 233,527	7/5/12	3
RBS	EUR (2,800,000)	USD 3,511,987	7/26/12	(30,663)
RBS	GBP (2,360,000)	USD 3,663,936	7/26/12	(31,816)
RBS	JPY (104,200,000)	USD 1,311,088	7/26/12	7,009

				$(97,510)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CSFB–Credit Suisse First Boston

EUR–European Monetary Unit

GBP–British Pound Sterling

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MNB–Mellon National Bank

RBS–Royal Bank of Scotland

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Janus Capital Appreciation Fund–5

LVIP Janus Capital Appreciation Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Janus Capital Appreciation Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,878,781
Interest	3,333
Foreign tax withheld	(40,943)

1,841,171

EXPENSES:
Management fees	1,314,815
Accounting and administration expenses	76,245
Distribution expenses-Service Class	71,093
Reports and statements to shareholders	44,929
Custodian fees	13,914
Professional fees	13,003
Trustees’ fees	4,301
Pricing fees	730
Other	5,433

1,544,463
Less expenses waived/reimbursed	(149,180)

Total operating expenses	1,395,283

NET INVESTMENT INCOME	445,888

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,703,565
Foreign currencies	(44,992)
Foreign currency exchange contracts	514,209

Net realized gain	5,172,782

Net change in unrealized appreciation (depreciation) of:
Investments	26,334,624
Foreign currencies	(1,319)
Foreign currency exchange contracts	(565,666)

Net change in unrealized appreciation (depreciation)	25,767,639

NET REALIZED AND UNREALIZED GAIN	30,940,421

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,386,309

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$445,888	$2,041,940
Net realized gain	5,172,782	30,242,835
Net change in unrealized appreciation (depreciation)	25,767,639	(51,625,833)

Net increase (decrease) in net assets resulting from operations	31,386,309	(19,341,058)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(644,093)

	—	(644,093)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,740,551	5,575,571
Service Class	7,507,080	13,510,218
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	644,093

	10,247,631	19,729,882

Cost of shares repurchased:
Standard Class	(17,625,527)	(41,716,976)
Service Class	(7,586,884)	(26,118,619)

	(25,212,411)	(67,835,595)

Decrease in net assets derived from capital share transactions	(14,964,780)	(48,105,713)

NET INCREASE (DECREASE) IN NET ASSETS	16,421,529	(68,090,864)
NET ASSETS:
Beginning of period	326,026,708	394,117,572

End of period (including undistributed net investment income of $2,198,887 and $1,283,782, respectively)	$342,448,237	$326,026,708

See accompanying notes, which are an integral part of the financial statements.

LVIP Janus Capital Appreciation Fund–6

LVIP Janus Capital Appreciation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$20.234	$21.503	$19.449	$14.150	$24.169	$20.116

Income (loss) from investment operations:
Net investment income[2]	0.033	0.128	0.118	0.087	0.121	0.095
Net realized and unrealized gain (loss)	1.914	(1.350)	2.086	5.351	(10.000)	4.019

Total from investment operations	1.947	(1.222)	2.204	5.438	(9.879)	4.114

Less dividends and distributions from:
Net investment income	—	(0.047)	(0.150)	(0.139)	(0.140)	(0.061)

Total dividends and distributions	—	(0.047)	(0.150)	(0.139)	(0.140)	(0.061)

Net asset value, end of period	$22.181	$20.234	$21.503	$19.449	$14.150	$24.169

Total return[3]	9.62%	(5.69% )	11.35%	38.53%	(40.82% )	20.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$286,129	$274,479	$327,270	$327,324	$264,563	$506,900
Ratio of expenses to average net assets	0.75%	0.76%	0.76%	0.75%	0.71%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.84%	0.84%	0.84%	0.85%	0.85%	0.82%
Ratio of net investment income to average net assets	0.30%	0.60%	0.60%	0.55%	0.61%	0.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.21%	0.52%	0.52%	0.45%	0.47%	0.30%
Portfolio turnover	23%	89%	46%	52%	68%	123%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Janus Capital Appreciation Fund–7

LVIP Janus Capital Appreciation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$20.084		$21.348	$19.313	$14.087	$24.036	$20.014

Income (loss) from investment operations:
Net investment income[2]	0.005		0.075	0.069	0.047	0.072	0.040
Net realized and unrealized gain (loss)	1.901		(1.339)	2.067	5.319	(9.931)	3.996

Total from investment operations	1.906		(1.264)	2.136	5.366	(9.859)	4.036

Less dividends and distributions from:
Net investment income	—		—	(0.101)	(0.140)	(0.090)	(0.014)

Total dividends and distributions	—		—	(0.101)	(0.140)	(0.090)	(0.014)

Net asset value, end of period	$21.990		$20.084	$21.348	$19.313	$14.087	$24.036

Total return[3]	9.49%		(5.92% )	11.08%	38.17%	(40.97% )	20.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,319		$51,548	$66,848	$57,564	$26,462	$36,209
Ratio of expenses to average net assets	1.00%		1.01%	1.01%	1.00%	0.96%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.09%		1.09%	1.09%	1.10%	1.10%	1.07%
Ratio of net investment income to average net assets	0.05%		0.35%	0.35%	0.30%	0.36%	0.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.04%	)	0.27%	0.27%	0.20%	0.22%	0.05%
Portfolio turnover	23%		89%	46%	52%	68%	123%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Janus Capital Appreciation Fund–8

LVIP Janus Capital Appreciation Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Janus Capital Appreciation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such

LVIP Janus Capital Appreciation Fund–9

LVIP Janus Capital Appreciation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $17,164 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.15% on the first $100 million of average daily net assets; and 0.10% on the next $150 million of average daily net assets of the Fund. This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Janus Capital Management LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $14,025 and $1,882, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$183,026
Distribution fees payable to LFD	11,369

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $76,731,237 and sales of $91,942,347 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $272,331,976. At June 30, 2012, net unrealized appreciation was $65,988,450, of which $79,529,583 related to unrealized appreciation of investments and $13,541,133 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset

LVIP Janus Capital Appreciation Fund–10

LVIP Janus Capital Appreciation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$285,553,414	$36,473,975	$322,027,389
Short-Term Investment	16,293,037	—	16,293,037

Total	$301,846,451	$36,473,975	$338,320,426

Foreign Currency Exchange Contracts	$—	$(97,510)	$(97,510)

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $31,527,409 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$644,093

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$359,399,966
Undistributed ordinary income	2,667,015
Realized losses 1/1/12-6/30/12	(1,421,498)
Capital loss carryforwards as of 12/31/11	(83,631,375)
Unrealized appreciation	65,434,129

Net assets	$342,448,237

LVIP Janus Capital Appreciation Fund–11

LVIP Janus Capital Appreciation Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of foreign currency exchange contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$469,217	$(469,217)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $9,970,280 expires in 2016 and $73,661,095 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital losses of $1,421,498, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	125,373	264,208
Service Class	337,727	641,186
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	31,239
Service Class	—	—

	463,100	936,633

Shares repurchased:
Standard Class	(791,313)	(1,949,937)
Service Class	(343,185)	(1,205,931)

	(1,134,498)	(3,155,868)

Net decrease	(671,398)	(2,219,235)

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s

LVIP Janus Capital Appreciation Fund–12

LVIP Janus Capital Appreciation Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$58,474	$22,664,302

8. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Effective after the close of business on September 21, 2012, UBS Global Asset Management (Americas), Inc. (UBS), will replace Janus Capital Management LLC as the Fund’s Sub-Advisor and the Fund will also change its name from the LVIP Janus Capital Appreciation Fund to the LVIP UBS Large Cap Growth RPM Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Janus Capital Appreciation Fund–13

LVIP Janus Capital Appreciation Fund

Other Information

Sub-Advisory Agreement Board Considerations

On June 11-12, 2012, the Board of Trustees (“Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider Fund Management’s (defined below) proposal to restructure the LVIP Janus Capital Appreciation Fund, LVIP Wells Fargo Intrinsic Value Fund, LVIP Columbia Value Opportunities Fund, LVIP Turner Mid-Cap Growth Fund, LVIP Templeton Growth Fund and LVIP SSgA Global Tactical Allocation Fund by implementing a Risk Portfolio Management (“RPM”) strategy for each Fund. The Independent Trustees considered that as part of the RPM strategy described by Fund Management, LIAC would, with respect to 0-20% of each Fund’s assets, actively manage each Fund’s exposure to equity market risk primarily through investment in exchange-traded futures contracts and that the sub-adviser would manage the remaining 80-100% of the Fund’s assets according to the respective investment mandate. As part of its proposal, Fund Management proposed a new sub-adviser and a new sub-advisory agreement for each of the LVIP Janus Capital Appreciation Fund, LVIP Wells Fargo Intrinsic Value Fund, LVIP Columbia Value Opportunities Fund and the LVIP Turner Mid-Cap Growth Fund.

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (“the Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by Lincoln Investment Advisors Corporation (“LIAC”) and The Lincoln National Life Insurance Company (together, “Fund Management”) and the four proposed sub-advisers. In addition, the Independent Trustees were advised of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in approving such agreements by their independent legal counsel. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board. Upon receiving the Independent Trustees’ report, the Board adopted the considerations and conclusions of the Independent Trustees.

Approval of Sub-Advisory Agreement with UBS

In considering the approval of the proposed sub-advisory agreement between LIAC and UBS Global Asset Management (Americas), Inc. (“UBS”), on behalf of the LVIP Janus Capital Appreciation Fund, to be renamed the LVIP UBS Large Growth RPM Fund, the Board considered the nature, extent and quality of services proposed to be provided by UBS under the proposed sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains similar terms as those in place under the current sub-advisory agreements for the other LVIP Funds, except that the proposed sub-advisory agreement provides that the sub-adviser manages only a portion of the Fund’s assets and is paid only on the assets managed.

The Board considered the in-person presentation by UBS that described its investment philosophy and disciplined approach, emphasis on fundamental research, and focus on risk management. The Board also considered the returns and standard deviation of the UBS US Large Cap Growth composite provided by Fund Management compared to average returns of the Lipper Large-Cap Growth Funds peer group, the Fund’s return and the Russell 1000 Growth Index over various time periods from August 2004–March 2012. The Board reviewed the background of the investment professionals proposed to manage the Fund and information provided regarding portfolio manager compensation, trading and brokerage arrangements, soft dollar policies, disaster recovery/business continuity plan and its compliance program and regulatory matters. The Board concluded that the services to be provided by UBS were expected to be satisfactory.

With respect to the sub-advisory fee to be paid to UBS, the Board considered that the rate of the proposed sub-advisory fee, which includes breakpoints and is lower than the current sub-advisory fee schedule, was negotiated between LIAC and UBS, an unaffiliated third party, and that LIAC would compensate UBS from LIAC’s advisory fee and concluded that the proposed sub-advisory fee was reasonable.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed sub-advisory agreement are fair and reasonable and that approval of the agreement is in the best interests of the Fund. The Board unanimously approved the sub-advisory agreement for the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal six months on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Janus Capital Appreciation Fund–14

LVIP J.P. Morgan High Yield Fund

LVIP J.P. Morgan High Yield Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP J.P. Morgan High Yield Fund

LVIP J.P. Morgan High Yield Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,067.70	0.76%	$3.91
Service Class Shares	1,000.00	1,066.40	1.01%	5.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.76%	$3.82
Service Class Shares	1,000.00	1,019.84	1.01%	5.07

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP J.P. Morgan High Yield Fund–1

LVIP J.P. Morgan High Yield Fund

Security Type/Sector Allocation

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Commercial Mortgage-Backed Security	0.75%
Corporate Bonds	83.22%
Aerospace & Defense	1.20%
Air Freight & Logistics	0.17%
Airlines	1.44%
Auto Components	0.49%
Automobiles	0.49%
Beverages	0.36%
Building Products	0.95%
Capital Markets	0.23%
Chemicals	1.49%
Commercial Banks	3.39%
Commercial Services & Supplies	3.09%
Communications Equipment	0.85%
Computers & Peripherals	0.43%
Construction & Engineering	0.31%
Construction Materials	1.44%
Consumer Finance	1.26%
Containers & Packaging	2.60%
Distributors	0.12%
Diversified Consumer Services	0.45%
Diversified Financial Services	1.92%
Diversified Telecommunication Services	4.42%
Electrical Equipment	0.18%
Electronic Equipment, Instruments & Components	0.42%
Energy Equipment & Services	1.09%
Food & Staples Retailing	1.81%
Food Products	0.78%
Gas Utilities	0.52%
Health Care Equipment & Supplies	0.10%
Health Care Providers & Services	4.84%
Hotels, Restaurants & Leisure	3.91%
Household Durables	1.27%
Household Products	0.54%
Independent Power Producers & Energy Traders	2.61%
Insurance	2.32%
Internet & Catalog Retail	0.63%
Internet Software & Services	0.34%
IT Services	1.43%
Leisure Equipment & Products	0.07%
Machinery	0.81%
Marine	0.65%
Media	6.59%
Metals & Mining	3.03%
Multiline Retail	0.20%
Multi-Utilities	0.09%
Oil, Gas & Consumable Fuels	9.20%
Paper & Forest Products	1.90%
Personal Products	0.04%

Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	1.00%
Real Estate Investment Trusts	0.71%
Real Estate Management & Development	0.22%
Road & Rail	1.24%
Semiconductors & Semiconductor Equipment	0.78%
Specialty Retail	1.54%
Textiles, Apparel & Furniture	0.42%
Thrift & Mortgage Finance	0.04%
Tobacco	0.16%
Trading Companies & Distributors	0.69%
Wireless Telecommunication Services	3.95%
Senior Secured Loans	9.75%
Common Stock	0.33%
Convertible Preferred Stock	0.36%
Preferred Stock	0.61%
Warrants	0.03%
Short-Term Investment	4.66%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

LVIP J.P. Morgan High Yield Fund–2

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Principal Amount (U.S. $)	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITY–0.75%
•#Banc of America Large Loan Series 2010-HLTN HLTN 144A 1.992% 11/15/15	$1,731,005	$1,640,157

Total Commercial Mortgage-Backed Security (Cost $1,616,555)		1,640,157

CORPORATE BONDS–83.22%
Aerospace & Defense–1.20%
BE Aerospace 5.25% 4/1/22	856,000	883,820
Esterline Technologies 7.00% 8/1/20	850,000	939,250
Spirit Aerosystems 6.75% 12/15/20	103,000	112,785
TransDigm 7.75% 12/15/18	600,000	661,500
Triumph Group 8.625% 7/15/18	35,000	39,025

		2,636,380

Air Freight & Logistics–0.17%
#CEVA Group 144A 8.375% 12/1/17	389,000	379,275

		379,275

Airlines–1.44%
¿#American Airlines Pass Through Trust Series 2011-1 Class B 144A 7.00% 1/31/18	279,100	276,309
¿Continental Airlines Pass Through Trust
Series 2003-ERJ1 7.875% 7/2/18	158,621	159,414
Series 2004-ERJ1 9.558% 9/1/19	316,485	338,639
Series 2005-ERJ1 9.798% 4/1/21	285,149	306,535
#Delta Air Lines 144A 12.25% 3/15/15	189,000	206,483
¿Delta Air Lines Pass Through
Series 2012-1 Class A 4.75% 5/7/20	160,000	162,000
#Series 2012-1 Class B 144A 6.875% 5/7/19	217,268	220,527
¿Northwest Airlines Pass Through Trust Series 2007-1 Class A 7.027% 11/1/19	562,293	596,030
#United Air Lines 144A
9.875% 8/1/13	100,000	103,625
12.00% 11/1/13	105,000	109,988
•¿United Airlines Pass Through Trust Series 2007-1 Class C 3.059% 7/2/14	720,301	693,288

		3,172,838

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.49%
Dana Holding 6.75% 2/15/21	$18,000	$19,530
Goodyear Tire & Rubber 7.00% 5/15/22	613,000	615,299
#Poindexter (J.B.) 144A 9.00% 4/1/22	439,000	441,195

		1,076,024

Automobiles–0.49%
Chrysler Group
8.00% 6/15/19	400,000	413,000
8.25% 6/15/21	650,000	671,125

		1,084,125

Beverages–0.36%
Constellation Brands
6.00% 5/1/22	5,000	5,388
7.25% 9/1/16	165,000	187,687
7.25% 5/15/17	300,000	344,624
Cott Beverages 8.125% 9/1/18	70,000	76,738
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	169,634

		784,071

Building Products–0.95%
#Building Materials Corporation of America 144A
6.75% 5/1/21	350,000	375,375
7.50% 3/15/20	150,000	163,500
#Calcipar 144A 6.875% 5/1/18	200,000	198,000
Griffon 7.125% 4/1/18	650,000	663,000
Masco
5.95% 3/15/22	93,000	95,909
7.125% 3/15/20	20,000	22,100
#Masonite International 144A 8.25% 4/15/21	305,000	315,675
Nortek 8.50% 4/15/21	110,000	108,075
#Roofing Supply Group 144A 10.00% 6/1/20	145,000	152,250

		2,093,884

Capital Markets–0.23%
Nuveen Investments 10.50% 11/15/15	58,000	59,160
Oppenheimer Holdings 8.75% 4/15/18	445,000	445,000

		504,160

LVIP J.P. Morgan High Yield Fund–3

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–1.49%
Celanese US Holdings 6.625% 10/15/18	$435,000	$475,238
Chemtura 7.875% 9/1/18	365,000	385,531
#LyondellBasell Industries 144A
5.00% 4/15/19	430,000	453,113
5.75% 4/15/24	200,000	215,000
6.00% 11/15/21	780,000	859,949
Momentive Performance Materials 12.50% 6/15/14	92,000	96,370
Omnova Solutions 7.875% 11/1/18	230,000	231,725
PolyOne 7.375% 9/15/20	523,000	556,995

		3,273,921

Commercial Banks–3.39%
Ally Financial
4.625% 6/26/15	390,000	392,686
5.50% 2/15/17	260,000	264,359
6.25% 12/1/17	515,000	544,386
8.00% 12/31/18	220,000	244,750
8.00% 3/15/20	515,000	594,825
8.00% 11/1/31	1,325,000	1,560,187
•BAC Capital Trust XIV 4.00% 12/31/49	296,000	211,951
Bank of America
5.875% 1/5/21	340,000	371,841
•8.00% 12/30/49	1,379,000	1,438,082
#BankAmerica Institutional Capital B 144A 7.70% 12/31/26	350,000	357,875
Royal Bank of Scotland Group
•1.168% 3/9/15	45,000	38,361
5.05% 1/8/15	135,000	134,871
•7.648% 8/29/49	155,000	125,550
•9.50% 3/16/22	172,000	180,111
•Wachovia Capital Trust III 5.57% 3/29/49	1,045,000	1,001,894

		7,461,729

Commercial Services & Supplies–3.09%
Casella Waste Systems 7.75% 2/15/19	35,000	34,650
Cenveo 8.875% 2/1/18	850,000	765,000
Covanta Holding 6.375% 10/1/22	144,000	152,927
Deluxe 7.00% 3/15/19	485,000	504,400
Donnelley (R.R.)
7.25% 5/15/18	40,000	38,300
7.625% 6/15/20	515,000	484,100
8.25% 3/15/19	120,000	118,200

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
FTI Consulting 6.75% 10/1/20	$300,000	$318,000
#Garda World Security 144A 9.75% 3/15/17	350,000	373,625
Great Lakes Dredge & Dock 7.375% 2/1/19	25,000	25,125
International Lease Finance
5.875% 4/1/19	260,000	260,610
6.25% 5/15/19	1,010,000	1,029,190
8.25% 12/15/20	631,000	724,182
8.625% 1/15/22	980,000	1,139,810
8.75% 3/15/17	103,000	116,133
Iron Mountain
7.75% 10/1/19	346,000	375,410
8.375% 8/15/21	250,000	272,500
#Liberty Tire Recycling 144A 11.00% 10/1/16	75,000	69,375

		6,801,537

Communications Equipment–0.85%
Avaya
#144A 7.00% 4/1/19	525,000	489,562
9.75% 11/1/15	435,000	362,138
#Brightstar 144A 9.50% 12/1/16	460,000	473,799
#Goodman Networks 144A 12.375% 7/1/18	225,000	232,313
Nokia
5.375% 5/15/19	137,000	108,034
6.625% 5/15/39	125,000	96,811
ViaSat 8.875% 9/15/16	99,000	106,425

		1,869,082

Computers & Peripherals–0.43%
Seagate HDD Cayman
6.875% 5/1/20	50,000	54,000
7.00% 11/1/21	300,000	324,750
7.75% 12/15/18	505,000	561,181

		939,931

Construction & Engineering–0.31%
Dycom Investments 7.125% 1/15/21	100,000	103,000
#New Enterprise Stone & Lime PIK 144A 13.00% 3/15/18	99,000	99,000
Tutor Perini 7.625% 11/1/18	485,000	488,638

		690,638

LVIP J.P. Morgan High Yield Fund–4

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Construction Materials–1.44%
#Cemex Espana Luxembourg 144A 9.875% 4/30/19	$1,000,000	$891,250
#Cemex Finance 144A 9.50% 12/14/16	1,085,000	1,063,300
#Cemex SAB 144A 9.00% 1/11/18	300,000	269,250
Vulcan Materials 7.50% 6/15/21	850,000	939,250

		3,163,050

Consumer Finance–1.26%
#ACE Cash Express 144A 11.00% 2/1/19	235,000	208,269
Cardtronics 8.25% 9/1/18	250,000	276,250
#CNH Capital 144A 6.25% 11/1/16	125,000	134,375
Ford Motor Credit
5.875% 8/2/21	1,250,000	1,393,114
8.125% 1/15/20	200,000	245,034
Springleaf Finance 6.90% 12/15/17	230,000	184,718
#TransUnion Holding PIK 144A 9.625% 6/15/18	306,000	332,010

		2,773,770

Containers & Packaging–2.60%
#Ardagh Packaging Finance 144A
7.375% 10/15/17	400,000	427,000
9.125% 10/15/20	1,000,000	1,060,000
Ball
5.00% 3/15/22	135,000	140,569
5.75% 5/15/21	300,000	324,000
Berry Plastics
8.25% 11/15/15	200,000	213,500
9.75% 1/15/21	150,000	163,875
Crown Americas 6.25% 2/1/21	250,000	274,375
Graphic Packaging International 9.50% 6/15/17	154,000	170,170
Owens Illinois 7.80% 5/15/18	400,000	457,500
#Reynolds Group Issuer 144A
6.875% 2/15/21	100,000	104,500
7.125% 4/15/19	500,000	526,250
7.875% 8/15/19	900,000	978,749
9.00% 4/15/19	200,000	200,500
9.875% 8/15/19	650,000	675,188

		5,716,176

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Distributors–0.12%
#HD Supply 144A 8.125% 4/15/19	$240,000	$259,800

		259,800

Diversified Consumer Services–0.45%
Carriage Services 7.875% 1/15/15	450,000	456,188
Service International
7.00% 5/15/19	230,000	248,400
8.00% 11/15/21	150,000	172,875
#ServiceMaster PIK 144A 10.75% 7/15/15	78,000	80,633
Stewart Enterprises 6.50% 4/15/19	25,000	25,875

		983,971

Diversified Financial Services–1.92%
Aircastle
7.625% 4/15/20	135,000	137,700
9.75% 8/1/18	205,000	228,063
@#Chukchansi Economic Development Authority 144A 9.75% 5/30/20	238,000	190,400
CIT Group
5.00% 5/15/17	244,000	251,473
5.375% 5/15/20	123,000	125,537
#144A 6.625% 4/1/18	731,000	793,135
#144A 7.00% 5/2/17	1,122,939	1,126,448
#CNG Holdings 144A 9.375% 5/15/20	213,000	219,390
#DPL 144A
6.50% 10/15/16	60,000	65,100
7.25% 10/15/21	55,000	61,325
•#ILFC E-Capital Trust I 144A 4.28% 12/21/65	900,000	611,406
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	566,000	416,010

		4,225,987

Diversified Telecommunication Services–4.42%
Cincinnati Bell
8.25% 10/15/17	142,000	148,390
8.75% 3/15/18	100,000	96,750
#Clearwire Communications 144A 12.00% 12/1/15	860,000	785,885
Frontier Communications
7.125% 3/15/19	43,000	43,645
8.50% 4/15/20	600,000	638,999
9.25% 7/1/21	566,000	611,280
#Inmarsat Finance 144A 7.375% 12/1/17	100,000	107,250

LVIP J.P. Morgan High Yield Fund–5

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Intelsat Bermuda
11.25% 2/4/17	$287,500	$297,203
PIK 11.50% 2/4/17	1,595,141	1,652,964
#144A PIK 11.50% 2/4/17	260,000	269,425
Intelsat Jackson Holdings
#144A 7.25% 10/15/20	300,000	316,500
7.50% 4/1/21	400,000	425,000
Level 3 Communications 11.875% 2/1/19	1,050,000	1,168,124
Level 3 Financing 8.125% 7/1/19	200,000	206,250
PAETEC Holding 8.875% 6/30/17	209,000	226,243
Qwest Communications International 7.125% 4/1/18	350,000	370,563
Telesat Canada
#144A 6.00% 5/15/17	335,000	342,538
12.50% 11/1/17	236,000	264,320
#UPCB Finance III 144A 6.625% 7/1/20	300,000	306,000
#UPCB Finance V 144A 7.25% 11/15/21	300,000	315,000
Windstream
7.00% 3/15/19	250,000	257,500
7.75% 10/15/20	325,000	346,125
7.75% 10/1/21	100,000	106,500
7.875% 11/1/17	250,000	273,750
8.125% 9/1/18	135,000	145,800

		9,722,004

Electrical Equipment–0.18%
Belden 7.00% 3/15/17	200,000	207,000
#International Wire Group Holdings 144A 9.75% 4/15/15	188,000	198,340

		405,340

Electronic Equipment, Instruments & Components–0.42%
Anixter
5.625% 5/1/19	140,000	145,250
10.00% 3/15/14	99,000	107,663
CDW 8.50% 4/1/19	269,000	287,830
#Rexel 144A 6.125% 12/15/19	200,000	202,250
#Viasystems 144A 7.875% 5/1/19	176,000	176,440

		919,433

Energy Equipment & Services–1.09%
•#Bluewater Holding 144A 3.466% 7/17/14	200,000	170,000

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Cie Generale de Geophysique Veritas 9.50% 5/15/16	$275,000	$301,813
Key Energy Services 6.75% 3/1/21	640,000	627,200
Ocean Rig UDW 9.50% 4/27/16	200,000	194,000
Oil States International 6.50% 6/1/19	365,000	381,425
#Petroleum Geo-Services 144A 7.375% 12/15/18	400,000	413,000
PHI 8.625% 10/15/18	100,000	101,500
#Pioneer Drilling 144A 9.875% 3/15/18	80,000	84,400
Precision Drilling
6.50% 12/15/21	60,000	61,500
6.625% 11/15/20	60,000	62,100

		2,396,938

Food & Staples Retailing–1.81%
American Stores 7.10% 3/20/28	400,000	294,000
Ingles Markets 8.875% 5/15/17	200,000	218,750
Rite Aid
#144A 9.25% 3/15/20	225,000	226,125
9.50% 6/15/17	1,274,000	1,309,035
10.25% 10/15/19	500,000	565,000
SUPERVALU 8.00% 5/1/16	1,130,000	1,149,775
Tops Holding 10.125% 10/15/15	193,000	206,028

		3,968,713

Food Products–0.78%
#Bumble Bee Acquisition 144A 9.00% 12/15/17	230,000	230,575
Dean Foods
7.00% 6/1/16	115,000	122,763
9.75% 12/15/18	85,000	95,200
JBS USA Finance
#144A 7.25% 6/1/21	185,000	172,975
#144A 8.25% 2/1/20	239,000	233,025
11.625% 5/1/14	129,000	147,060
Michael Foods 9.75% 7/15/18	100,000	110,250
Pilgrim’s Pride 7.875% 12/15/18	115,000	117,156
#Simmons Foods 144A 10.50% 11/1/17	300,000	283,500

LVIP J.P. Morgan High Yield Fund–6

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Smithfield Foods 7.75% 7/1/17	$180,000	$200,025

		1,712,529

Gas Utilities–0.52%
AmeriGas Finance
6.75% 5/20/20	122,000	124,745
7.00% 5/20/22	157,000	162,103
AmeriGas Partners
6.25% 8/20/19	415,000	419,149
6.50% 5/20/21	27,000	27,270
Ferrellgas
6.50% 5/1/21	343,000	314,703
9.125% 10/1/17	82,000	86,100

		1,134,070

Health Care Equipment & Supplies–0.10%
LVB Acquisition 10.00% 10/15/17	200,000	214,625

		214,625

Health Care Providers & Services–4.84%
Capella Healthcare 9.25% 7/1/17	200,000	208,000
Community Health Systems
8.00% 11/15/19	635,000	679,450
8.875% 7/15/15	384,000	394,560
DaVita
6.375% 11/1/18	50,000	51,750
6.625% 11/1/20	200,000	209,500
Emergency Medical Services 8.125% 6/1/19	75,000	78,656
#Fresenius Medical Care US Finance 144A
5.75% 2/15/21	75,000	78,469
6.50% 9/15/18	225,000	245,813
#Fresenius Medical Care US Finance II 144A
5.625% 7/31/19	176,000	183,920
5.875% 1/31/22	61,000	63,669
HCA
5.875% 3/15/22	1,000,000	1,047,499
6.50% 2/15/20	1,250,000	1,357,812
7.50% 2/15/22	950,000	1,037,875
8.00% 10/1/18	550,000	618,750
Health Management Associates
6.125% 4/15/16	250,000	266,250
#144A 7.375% 1/15/20	215,000	229,781
IASIS Healthcare 8.375% 5/15/19	296,000	294,520
#inVentiv Health 144A 10.00% 8/15/18	825,000	712,880

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Kindred Healthcare 8.25% 6/1/19	$290,000	$270,425
#MultiPlan 144A 9.875% 9/1/18	440,000	484,000
#National Mentor Holdings 144A 12.50% 2/15/18	100,000	100,125
Omnicare 7.75% 6/1/20	400,000	438,000
Tenet Healthcare
6.25% 11/1/18	150,000	159,375
8.00% 8/1/20	729,000	758,160
10.00% 5/1/18	200,000	230,000
#United Surgical Partners International 144A 9.00% 4/1/20	225,000	239,625
Vanguard Health Holding
#144A 7.75% 2/1/19	110,000	111,650
8.00% 2/1/18	100,000	102,750

		10,653,264

Hotels, Restaurants & Leisure–3.91%
American Casino & Entertainment Properties 11.00% 6/15/14	105,000	110,775
Ameristar Casinos
7.50% 4/15/21	305,000	327,875
#144A 7.50 4/15/21	60,000	64,500
Burger King 9.875% 10/15/18	170,000	194,438
Cedar Fair 9.125% 8/1/18	175,000	195,125
CityCenter Holdings PIK 10.75% 1/15/17	601,867	666,567
#CKE Holdings PIK 144A 10.50% 3/14/16	42,346	46,581
CKE Restaurants 11.375% 7/15/18	436,000	500,310
DineEquity 9.50% 10/30/18	195,000	214,500
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	150,000	155,625
Harrah’s Operating 11.25% 6/1/17	375,000	411,094
Isle of Capri Casinos
7.00% 3/1/14	317,000	318,189
7.75% 3/15/19	210,000	216,300
MCE Finance 10.25% 5/15/18	415,000	472,063
MGM Resorts International
7.625% 1/15/17	803,000	833,112
7.75% 3/15/22	1,016,000	1,051,559
#144A 8.625% 2/1/19	210,000	225,750

LVIP J.P. Morgan High Yield Fund–7

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Peninsula Gaming 10.75% 8/15/17	$300,000	$343,500
Pinnacle Entertainment 8.75% 5/15/20	390,000	429,000
#Rivers Pittsburgh Borrower 144A 9.50% 6/15/19	95,000	98,919
#Ruby Tuesday 144A 7.625% 5/15/20	342,000	306,945
•#Seminole Hard Rock Entertainment 144A 2.968% 3/15/14	250,000	243,750
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	237,000	182,490
Speedway Motorsports 6.75% 2/1/19	200,000	209,750
#Sugarhouse HSP Gaming 144A 8.625% 4/15/16	167,000	177,020
Vail Resorts 6.50% 5/1/19	190,000	200,450
#Wok Acquisition 144A 10.25% 6/30/20	125,000	129,375
Wynn Las Vegas 7.75% 8/15/20	220,000	244,750
#Yonkers Racing 144A 11.375% 7/15/16	30,000	32,025

		8,602,337

Household Durables–1.27%
#American Standard Americas 144A 10.75% 1/15/16	210,000	183,225
Horton (D.R.) 6.50% 4/15/16	122,000	132,675
KB Home
5.875% 1/15/15	295,000	293,524
6.25% 6/15/15	55,000	54,725
Lennar
6.95% 6/1/18	425,000	455,812
12.25% 6/1/17	150,000	194,625
M/I Homes
8.625% 11/15/18	149,000	154,588
#144A 8.625% 11/15/18	125,000	127,188
MDC Holdings 5.625% 2/1/20	190,000	189,759
#Meritage Homes 144A 7.00% 4/1/22	155,000	160,038
PulteGroup 7.625% 10/15/17	100,000	109,500
Standard Pacific
8.375% 5/15/18	232,000	254,620
8.375% 1/15/21	150,000	163,500
10.75% 9/15/16	178,000	210,930

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Toll Brothers Finance 6.75% 11/1/19	$100,000	$110,902

		2,795,611

Household Products–0.54%
#Armored Autogroup 144A 9.50% 11/1/18	72,000	62,460
Spectrum Brands
#144A 6.75% 3/15/20	500,000	518,125
9.50% 6/15/18	400,000	454,000
#144A 9.50% 6/15/18	125,000	141,875

		1,176,460

Independent Power Producers & Energy Traders–2.61%
#Calpine 144A
7.25% 10/15/17	750,000	810,000
7.50% 2/15/21	995,000	1,079,575
7.875% 1/15/23	200,000	219,000
‡Dynegy Holdings 7.75% 6/1/19	1,000,000	675,000
Edison Mission Energy 7.00% 5/15/17	480,000	271,200
Energy Future Holdings 5.55% 11/15/14	92,000	66,470
Energy Future Intermediate Holding 10.00% 12/1/20	1,746,000	1,907,505
NRG Energy 7.625% 5/15/19	700,000	712,250

		5,741,000

Insurance–2.32%
•American International Group 8.175% 5/15/58	1,090,000	1,188,100
•#Catlin Insurance 144A 7.249% 12/31/49	621,000	551,138
#CNO Financial Group 144A 9.00% 1/15/18	350,000	378,875
•Hartford Financial Services Group 8.125% 6/15/38	240,000	252,600
#HUB International Holdings 144A 10.25% 6/15/15	300,000	307,125
#Liberty Mutual Group 144A
6.50% 5/1/42	74,000	75,150
7.80% 3/15/37	580,000	588,700
•10.75% 6/15/58	1,113,000	1,524,809
•XL Group 6.50% 12/31/49	285,000	232,988

		5,099,485

LVIP J.P. Morgan High Yield Fund–8

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Internet & Catalog Retail–0.63%
#QVC 144A
5.125% 7/2/22	$75,000	$76,707
7.50% 10/1/19	1,170,000	1,299,374

		1,376,081

Internet Software & Services–0.34%
#eAccess 144A 8.25% 4/1/18	450,000	414,000
Equinix
7.00% 7/15/21	205,000	226,013
8.125% 3/1/18	100,000	111,250

		751,263

IT Services–1.43%
#Ceridian 144A 8.875% 7/15/19	125,000	125,000
Fidelity National Information Services
#144A 5.00% 3/15/22	133,000	135,993
7.625% 7/15/17	200,000	221,500
#144A 7.625% 7/15/17	70,000	77,175
7.875% 7/15/20	50,000	56,500
First Data
#144A 8.25% 1/15/21	281,000	282,405
#144A PIK 8.75% 1/15/22	343,589	347,884
#144A 8.875% 8/15/20	500,000	543,749
9.875% 9/24/15	8,000	8,140
12.625% 1/15/21	138,000	138,863
iGate 9.00% 5/1/16	435,000	467,625
Lender Processing Services 8.125% 7/1/16	170,000	178,075
#Sabre 144A 8.50% 5/15/19	120,000	122,100
Sitel
#144A 11.00% 8/1/17	283,000	275,925
11.50% 4/1/18	238,000	170,765

		3,151,699

Leisure Equipment & Products–0.07%
‡#Eastman Kodak 144A 9.75% 3/1/18	255,000	161,925

		161,925

Machinery–0.81%
#Actuant 144A 5.625% 6/15/22	110,000	113,575
American Railcar 7.50% 3/1/14	57,000	57,998
#Boart Longyear Management 144A 7.00% 4/1/21	110,000	113,025
Columbus McKinnon 7.875% 2/1/19	110,000	117,150

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Commercial Vehicle Group 7.875% 4/15/19	$102,000	$104,168
CPM Holdings 10.625% 9/1/14	33,000	35,145
#Huber (JM) 144A 9.875% 11/1/19	170,000	183,600
#OSX 3 Leasing 144A 9.25% 3/20/15	100,000	100,350
SPX 6.875% 9/1/17	90,000	98,550
Thermadyne Holdings 9.00% 12/15/17	150,000	154,125
Titan International 7.875% 10/1/17	50,000	51,750
TriMas 9.75% 12/15/17	130,000	143,650
UCI International 8.625% 2/15/19	500,000	505,624

		1,778,710

Marine–0.65%
ACL I PIK 10.625% 2/15/16	313,826	315,395
Commercial Barge Line 12.50% 7/15/17	401,000	455,135
Navios Maritime Acquisition 8.625% 11/1/17	49,000	45,815
Navios Maritime Holdings
8.875% 11/1/17	240,000	243,000
#144A 8.875% 11/1/17	125,000	124,375
Navios South American Logistics 9.25% 4/15/19	158,000	146,150
Ultrapetrol 9.00% 11/24/14	125,000	106,250

		1,436,120

Media–6.59%
Affinion Group
7.875% 12/15/18	55,000	47,163
11.50% 10/15/15	78,000	66,885
Allbritton Communications 8.00% 5/15/18	350,000	367,500
#Bresnan Broadband Holdings 144A 8.00% 12/15/18	100,000	105,000
Cablevision Systems
7.75% 4/15/18	200,000	214,000
8.00% 4/15/20	250,000	271,250
8.625% 9/15/17	261,000	292,320
CCO Holdings
6.50% 4/30/21	311,000	332,770
6.625% 1/31/22	505,000	542,874
7.00% 1/15/19	15,000	16,275
7.25% 10/30/17	202,000	221,190

LVIP J.P. Morgan High Yield Fund–9

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CCO Holdings (continued)
7.375% 6/1/20	$290,000	$320,088
7.875% 4/30/18	231,000	252,368
8.125% 4/30/20	425,000	476,000
#Cequel Communications Holdings I 144A 8.625% 11/15/17	329,000	356,143
Cinemark USA
7.375% 6/15/21	215,000	234,350
8.625% 6/15/19	270,000	300,375
Clear Channel Communications 9.00% 3/1/21	190,000	166,250
Clear Channel Worldwide Holdings
#144A 7.625% 3/15/20	545,000	534,563
9.25% 12/15/17	975,000	1,067,374
#CSC Holdings 144A 6.75% 11/15/21	200,000	214,000
DISH DBS
#144A 4.625% 7/15/17	60,000	60,375
#144A 5.875% 7/15/22	63,000	63,945
6.75% 6/1/21	517,000	560,944
7.875% 9/1/19	453,000	524,347
Gannett 7.125% 9/1/18	25,000	26,875
#Harron Communications 144A 9.125% 4/1/20	125,000	130,000
Lamar Media
#144A 5.875% 2/1/22	50,000	51,500
7.875% 4/15/18	125,000	138,125
McClatchy 11.50% 2/15/17	100,000	104,250
Media General 11.75% 2/15/17	250,000	269,375
Mediacom
7.25% 2/15/22	85,000	86,913
9.125% 8/15/19	437,000	481,793
Mediacom Broadband 8.50% 10/15/15	86,000	88,795
Nexstar Broadcasting 8.875% 4/15/17	280,000	297,150
Nielsen Finance
7.75% 10/15/18	175,000	194,688
11.50% 5/1/16	24,000	27,420
Production Resource Group 8.875% 5/1/19	48,000	36,480
Regal Cinemas 8.625% 7/15/19	270,000	299,025
Regal Entertainment Group 9.125% 8/15/18	350,000	386,750
Sinclair Television Group
8.375% 10/15/18	400,000	438,000
#144A 9.25% 11/1/17	596,000	661,559
#Unitymedia Hessen 144A 8.125% 12/1/17	550,000	593,999

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Univision Communications 144A
6.875% 5/15/19	$250,000	$258,750
7.875% 11/1/20	400,000	430,000
8.50% 5/15/21	275,000	278,438
Valassis Communications 6.625% 2/1/21	361,000	351,975
#Videotron 144A 5.00% 7/15/22	85,000	86,700
Virgin Media Finance
5.25% 2/15/22	200,000	205,500
8.375% 10/15/19	300,000	338,625
Visant 10.00% 10/1/17	12,000	11,970
WMG Acquisition
9.50% 6/15/16	210,000	229,950
#144A 9.50% 6/15/16	25,000	27,375
11.50% 10/1/18	175,000	194,250
#XM Satellite Radio 144A 7.625% 11/1/18	150,000	162,000

		14,496,579

Metals & Mining–3.03%
AK Steel 8.375% 4/1/22	225,000	192,375
#APERAM 144A 7.75% 4/1/18	225,000	192,375
ArcelorMittal 6.25% 2/25/22	100,000	98,115
Commercial Metals
6.50% 7/15/17	500,000	506,250
7.35% 8/15/18	85,000	87,338
#FMG Resources August 2006 144A
6.00% 4/1/17	71,000	71,533
6.875% 2/1/18	435,000	440,981
6.875% 4/1/22	273,000	275,730
Gibraltar Industries 8.00% 12/1/15	350,000	359,625
#JMC Steel Group 144A 8.25% 3/15/18	340,000	339,150
#Kaiser Aluminum 144A 8.25% 6/1/20	656,000	672,400
#New Gold 144A 7.00% 4/15/20	78,000	80,535
Noranda Aluminum Acquisition PIK 4.73% 5/15/15	309,411	297,035
Novelis
8.375% 12/15/17	150,000	161,250
8.75% 12/15/20	718,000	777,234
Ryerson 12.00% 11/1/15	350,000	353,500
Severstal Columbus 10.25% 2/15/18	250,000	251,563

LVIP J.P. Morgan High Yield Fund–10

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Steel Dynamics 7.625% 3/15/20	$757,000	$813,774
Taseko Mines 7.75% 4/15/19	75,000	72,000
Thompson Creek Metals 7.375% 6/1/18	115,000	92,863
United States Steel
7.00% 2/1/18	28,000	27,790
7.375% 4/1/20	377,000	365,690
7.50% 3/15/22	141,000	136,065

		6,665,171

Multiline Retail–0.20%
#99 Cents Only Stores 144A 11.00% 12/15/19	125,000	135,625
Dollar General 4.125% 7/15/17	112,000	114,100
Sears Holdings 6.625% 10/15/18	200,000	179,500

		429,225

Multi-Utilities–0.09%
#Puget Energy 144A 5.625% 7/15/22	187,000	193,078

		193,078

Oil, Gas & Consumable Fuels–9.20%
Alpha Natural Resources 6.25% 6/1/21	270,000	229,500
Alta Mesa Holdings 9.625% 10/15/18	215,000	213,388
Arch Coal
7.00% 6/15/19	125,000	106,250
7.25% 10/1/20	35,000	29,750
7.25% 6/15/21	285,000	240,113
Bill Barrett
7.00% 10/15/22	275,000	263,313
7.625% 10/1/19	475,000	477,374
Calumet Specialty Products Partners
9.375% 5/1/19	55,000	55,413
#144A 9.625% 8/1/20	206,000	210,120
Chesapeake Energy
6.775% 3/15/19	500,000	488,124
6.875% 8/15/18	50,000	50,000
7.25% 12/15/18	33,000	33,825
Chesapeake Midstream Partners 6.125% 7/15/22	156,000	153,660
#Chesapeake Oilfield Operating 144A 6.625% 11/15/19	125,000	113,125
Cimarex Energy 5.875% 5/1/22	94,000	97,878
#Citgo Petroleum 144A 11.50% 7/1/17	150,000	169,125

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Comstock Resources
7.75% 4/1/19	$453,000	$419,025
8.375% 10/15/17	150,000	145,500
9.50% 6/15/20	193,000	190,588
Concho Resources
6.50% 1/15/22	155,000	161,975
7.00% 1/15/21	400,000	430,000
CONSOL Energy 8.25% 4/1/20	450,000	474,750
Continental Resources
#144A 5.00% 9/15/22	207,000	210,364
7.125% 4/1/21	120,000	134,400
7.375% 10/1/20	125,000	140,000
#Crosstex Energy 144A 7.125% 6/1/22	255,000	251,813
El Paso
6.875% 6/15/14	77,000	83,413
7.00% 6/15/17	74,000	84,312
Energy XXI Gulf Coast
7.75% 6/15/19	445,000	451,675
9.25% 12/15/17	175,000	188,125
#Everest Acquisition 144A
6.875% 5/1/19	129,000	134,966
9.375% 5/1/20	433,000	449,238
Forest Oil 7.25% 6/15/19	500,000	461,250
Genesis Energy
7.875% 12/15/18	275,000	283,250
#144A 7.875% 12/15/18	40,000	41,200
#Helix Energy Solutions Group 144A 9.50% 1/15/16	65,000	68,169
#Hilcorp Energy I 144A
7.625% 4/15/21	315,000	337,050
8.00% 2/15/20	323,000	349,648
Holly 9.875% 6/15/17	165,000	182,325
Holly Energy Partners
#144A 6.50% 3/1/20	137,000	138,370
8.25% 3/15/18	230,000	244,950
Inergy
6.875% 8/1/21	110,000	110,550
7.00% 10/1/18	85,000	87,975
#Laredo Petroleum 144A 7.375% 5/1/22	195,000	203,288
MarkWest Energy Partners
6.25% 6/15/22	120,000	124,200
6.75% 11/1/20	565,000	603,137
#Murray Energy 144A 10.25% 10/15/15	112,000	98,840
Newfield Exploration
5.625% 7/1/24	144,000	147,420
5.75% 1/30/22	400,000	420,000
6.875% 2/1/20	100,000	107,000
7.125% 5/15/18	425,000	452,094

LVIP J.P. Morgan High Yield Fund–11

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#NFR Energy 144A 9.75% 2/15/17	$313,000	$261,355
#NGPL PipeCo 144A 9.625% 6/1/19	120,000	129,000
#OGX Austria 144A 8.375% 4/1/22	200,000	173,000
#PBF Holding 144A 8.25% 2/15/20	429,000	430,073
#Peabody Energy 144A 6.25% 11/15/21	165,000	164,175
Penn Virginia
#144A 8.375% 6/1/20	193,000	196,860
10.375% 6/15/16	300,000	289,500
Petrohawk Energy 6.25% 6/1/19	300,000	336,167
Pioneer Natural Resources 7.50% 1/15/20	250,000	309,785
QEP Resources
5.375% 10/1/22	225,000	226,122
6.875% 3/1/21	610,000	680,149
Range Resources
5.00% 8/15/22	210,000	207,638
5.75% 6/1/21	215,000	225,750
6.75% 8/1/20	10,000	10,900
Regency Energy Partners 6.50% 7/15/21	370,000	390,350
#Samson Investment 144A 9.75% 2/15/20	540,000	537,974
SM Energy
6.50% 11/15/21	150,000	153,375
#144A 6.50% 1/1/23	175,000	176,531
6.625% 2/15/19	665,000	684,949
Swift Energy
7.875% 3/1/22	143,000	144,430
8.875% 1/15/20	408,000	430,440
Targa Resources Partners
#144A 6.375% 8/1/22	74,000	74,185
6.875% 2/1/21	485,000	506,824
7.875% 10/15/18	50,000	54,250
#Trinidad Drilling 144A 7.875% 1/15/19	415,000	443,013
Vanguard Natural Resources 7.875% 4/1/20	160,000	160,200
W&T Offshore 8.50% 6/15/19	627,000	650,512
WPX Energy
#144A 5.25% 1/15/17	290,000	295,075
6.00% 1/15/22	125,000	125,000
#144A 6.00% 1/15/22	415,000	415,000

		20,224,400

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products–1.90%
#Appleton Papers 144A 10.50% 6/15/15	$877,000	$942,775
Boise Paper Holdings 8.00% 4/1/20	170,000	188,700
Cascades
7.75% 12/15/17	250,000	253,125
7.875% 1/15/20	125,000	125,625
#Louisiana-Pacific 144A 7.50% 6/1/20	117,000	123,143
‡NewPage 11.375% 12/31/14	1,006,000	653,900
Resolute Forest Products 10.25% 10/15/18	1,528,000	1,703,720
#Sappi Papier Holding 144A 6.625% 4/15/21	200,000	190,000

		4,180,988

Personal Products–0.04%
#American Achievement 144A 10.875% 4/15/16	110,000	80,575

		80,575

Pharmaceuticals–1.00%
Elan Finance 8.75% 10/15/16	800,000	873,000
Endo Pharmaceuticals Holdings
7.00% 7/15/19	120,000	131,100
7.25% 1/15/22	160,000	174,200
#Mylan 144A 7.875% 7/15/20	75,000	84,469
#Valeant Pharmaceuticals International 144A
6.50% 7/15/16	550,000	577,500
6.75% 10/1/17	35,000	36,663
6.875% 12/1/18	75,000	77,906
7.00% 10/1/20	50,000	50,750
7.25% 7/15/22	200,000	201,500

		2,207,088

Real Estate Investment Trusts–0.71%
•Capmark Financial Group 9.00% 9/30/15	125,274	125,979
CNL Income Properties 7.25% 4/15/19	120,000	111,000
Developers Diversified Realty 7.875% 9/1/20	75,000	89,818
DuPont Fabros Technology 8.50% 12/15/17	300,000	331,499
Felcor Lodging 6.75% 6/1/19	310,000	318,913
First Industrial 6.42% 6/1/14	25,000	25,803

LVIP J.P. Morgan High Yield Fund–12

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts 6.00% 11/1/20	$300,000	$327,000
#iStar Financial 144A 9.00% 6/1/17	241,000	237,385

		1,567,397

Real Estate Management & Development–0.22%
CBRE Services
6.625% 10/15/20	35,000	37,275
11.625% 6/15/17	75,000	85,500
Forest City Enterprises 6.50% 2/1/17	250,000	240,625
Kennedy-Wilson 8.75% 4/1/19	124,000	128,340

		491,740

Road & Rail–1.24%
#Ashtead Capital 144A
6.50% 7/15/22	200,000	200,000
9.00% 8/15/16	189,000	196,796
Avis Budget Car Rental
7.75% 5/15/16	110,000	113,438
8.25% 1/15/19	215,000	231,663
9.625% 3/15/18	190,000	209,000
#BakerCorp International 144A 8.25% 6/1/19	175,000	174,563
Hertz
6.75% 4/15/19	200,000	209,000
7.375% 1/15/21	150,000	161,250
7.50% 10/15/18	250,000	269,374
Kansas City Southern de Mexico
6.125% 6/15/21	205,000	226,525
6.625% 12/15/20	100,000	111,750
UR Merger Subsidiary
#144A 5.75% 7/15/18	103,000	107,378
#144A 7.375% 5/15/20	200,000	209,500
#144A 7.625% 4/15/22	267,000	280,349
10.25% 11/15/19	26,000	29,380

		2,729,966

Semiconductors & Semiconductor Equipment–0.78%
Advanced Micro Devices
7.75% 8/1/20	425,000	469,625
8.125% 12/15/17	150,000	163,500
Amkor Technology
6.625% 6/1/21	165,000	165,413
7.375% 5/1/18	450,000	469,687
Freescale Semiconductor 8.05% 2/1/20	325,000	322,563
#NXP 144A 9.75% 8/1/18	100,000	114,500

		1,705,288

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail–1.54%
AutoNation 5.50% 2/1/20	$100,000	$103,500
Brown Shoe 7.125% 5/15/19	800,000	791,000
Claire’s Stores
8.875% 3/15/19	750,000	645,000
#144A 9.00% 3/15/19	700,000	711,375
Gymboree 9.125% 12/1/18	200,000	186,500
J. Crew Group 8.125% 3/1/19	201,000	208,538
Sally Holdings 5.75% 6/1/22	232,000	243,890
#Toys R US 144A 7.375% 9/1/16	500,000	497,500

		3,387,303

Textiles, Apparel & Furniture–0.42%
#Levi Strauss 144A 6.875% 5/1/22	306,000	315,563
Quiksilver 6.875% 4/15/15	632,000	613,040

		928,603

Thrift & Mortgage Finance–0.04%
#Nationstar Mortgage 144A 9.625% 5/1/19	78,000	82,875

		82,875

Tobacco–0.16%
Alliance One International 10.00% 7/15/16	236,000	237,770
Vector Group 11.00% 8/15/15	100,000	104,500

		342,270

Trading Companies & Distributors–0.69%
McJunkin Red Man 9.50% 12/15/16	125,000	135,625
United Rentals North America 8.375% 9/15/20	1,300,000	1,374,750

		1,510,375

Wireless Telecommunication Services–3.95%
Cricket Communications
7.75% 5/15/16	250,000	266,563
7.75% 10/15/20	810,000	777,600
#Digicel Group 144A 8.875% 1/15/15	132,000	133,980

LVIP J.P. Morgan High Yield Fund–13

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
MetroPCS Wireless
6.625% 11/15/20	$1,044,000	$1,030,950
7.875% 9/1/18	45,000	46,913
Nextel Communications 7.375% 8/1/15	1,450,000	1,459,062
NII Capital
7.625% 4/1/21	360,000	310,500
8.875% 12/15/19	317,000	288,866
10.00% 8/15/16	181,000	189,598
Sprint Capital
6.90% 5/1/19	1,111,000	1,049,894
8.75% 3/15/32	633,000	579,195
#Sprint Nextel 144A
9.00% 11/15/18	860,000	963,200
9.125% 3/1/17	334,000	351,535
11.50% 11/15/21	90,000	100,575
#VimpelCom Holdings 144A
6.255% 3/1/17	200,000	191,740
7.504% 3/1/22	200,000	188,388
#Wind Acquisition Finance 144A
7.25% 2/15/18	200,000	175,000
11.75% 7/15/17	712,000	578,500

		8,682,059

Total Corporate Bonds (Cost $178,988,882)		182,992,936

«SENIOR SECURED LOANS–9.75%
Aptalis Pharma
5.50% 2/25/17	549,111	533,599
Tranche B 5.50% 2/11/17	149,625	145,136
Arch Coal 5.75% 5/1/18	207,991	204,893
Avaya
Tranche B-1 3.034% 10/26/14	81,376	76,956
Tranche B-3 4.814% 10/27/17	163,462	145,237
AZ Chem US Tranche B 4.25% 12/6/17	114,773	115,809
Barrington Broadcasting Group 7.50% 5/30/17	92,432	93,183
Bresnan Broadband Holdings 4.50% 12/6/17	122,188	121,677
Burger King Tranche B 4.50% 10/30/16	234,839	234,282
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18	1,367,650	1,221,481
Catalent Pharma Solutions Tranche B 5.25% 9/15/17	199,001	197,924
CCM Merger 7.00% 2/1/17	401,576	398,314
CDW Tranche B 4.25% 7/15/15	200,224	196,283

	Principal Amount (U.S. $)	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Cengage Learning Acquisitions 2.49% 7/3/14	$316,599	$294,657
Cenveo Tranche B 6.25% 12/15/16	69,412	69,238
Ceridian Tranche B 5.75% 5/30/17	105,217	102,587
Chesapeake Energy 8.50% 12/2/17	500,000	496,508
Chrysler Group 6.00% 4/28/17	1,130,834	1,140,729
Claire’s Stores Tranche B 2.997% 5/29/14	489,362	465,863
Clear Channel Communication Tranche B 3.889% 1/29/16	1,157,101	927,370
CNO Financial Group Tranche B-1 6.25% 9/30/16	144,934	145,224
Cumulus Media Holdings Tranche B 5.75% 9/16/18	547,094	546,509
Ducommun Tranche B 5.50% 6/30/17	123,750	123,750
Entercom Radio Tranche B 5.479% 11/7/18	95,333	95,691
Equipower Resources Holdings 1st Lien 8.35% 11/23/18	130,000	130,325
FGI Operating Tranche B 5.50% 4/2/19	150,000	150,563
Freescale Semiconductor 4.489% 12/1/16	495,189	470,182
Go Daddy Operating 7.00% 9/9/18	545,875	539,507
Gymboree 5.00% 11/23/17	682,776	647,876
Harland Clarke Holdings Tranche B 2.76% 6/30/14	243,073	218,462
inVentiv Health Tranche B 6.50% 8/4/16	183,275	171,820
iStar Financial Tranche A-1 5.00% 6/30/13	96,910	96,849
J Crew Group Tranche B 4.75% 1/26/18	498,741	493,628
Landry’s Tranche B 6.50% 3/22/18	219,625	220,518
Level 3 Financing
Tranche A 2.452% 3/13/14	250,000	246,289
Tranche B-2 5.75% 4/11/18	200,000	200,344
Tranche B-3 5.75% 9/1/18	115,000	115,198
MEG Energy Tranche B 4.00% 3/7/18	114,138	113,763
Misys 1st Lien 7.25% 3/19/18	220,000	215,921

LVIP J.P. Morgan High Yield Fund–14

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Mohegan Tribal Gaming Authority Tranche B 9.00% 2/28/16	$200,000	$201,000
Momentive Performance Materials 3.93% 5/5/15	88,350	85,888
MTL Publishing Tranche B 5.50% 11/14/17	100,000	100,709
Newport Television Tranche B 9.00% 3/14/16	229,859	230,721
Newsday Tranche B 10.50% 8/1/13	150,000	153,188
Nexeo Solutions Tranche B 5.00% 2/16/17	30,725	30,034
NGPL PipeCo Tranche B 6.75% 4/18/17	412,500	405,281
Noranda Aluminum Acquisition Tranche B 5.75% 2/17/19	142,657	143,786
Norit 6.75% 6/21/17	223,313	224,429
Novelis 1st Lien 3.75% 3/10/17	496,241	487,350
Nuveen Investments Tranche B 7.25% 5/13/17	440,000	441,833
NXP
5.25% 2/13/19	249,375	248,752
1st Lien 5.50% 3/4/17	397,000	398,737
OSI Restaurant Partners
2.563% 6/13/14	87,885	86,732
2.593% 6/14/13	8,720	8,606
PF Chang’s China Bistro Tranche B 6.25% 5/15/19	25,000	25,090
PL Propylene Tranche B 7.00% 3/13/17	137,802	139,438
PolyOne Tranche B 5.00% 9/30/17	109,450	109,827
R.H. Donnelley 9.00% 10/24/14	178,207	79,302
Radio One 7.50% 3/7/16	406,278	401,200
RCN Tranche B 5.50% 8/26/16	24,064	24,034
Realogy
3.00% 10/10/13	2,919	2,743
4.25% 10/10/16	27,628	26,175
Tranche B 4.25% 10/10/16	352,295	333,755
Reynolds Group Holdings Tranche E 6.50% 2/9/18	58,609	59,017
Road Infrastructure Investment 6.25% 3/30/18	114,713	113,565
Roofing Supply Group Tranche B 6.50% 5/10/19	49,875	50,021
Sabre Tranche B 5.75% 8/28/17	200,000	192,850

	Principal Amount (U.S. $)	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
SOURCECORP Tranche B
1st Lien 6.625% 4/29/17	$108,900	$103,183
2nd Lien 10.50% 4/29/18	100,000	86,550
Summit Materials Tranche B 6.25% 1/12/19	174,563	175,545
SUPERVALU Tranche B-3 4.50% 4/6/18	208,012	205,586
Texas Competitive Electric Holdings 3.496% 10/10/17	1,500,000	900,863
Tomkins Tranche B 4.25% 9/29/16	317,665	318,102
Trinseo Materials Operating Tranche B 6.00% 7/20/17	336,511	316,112
Univision Communications
4.489% 3/29/17	1,254,121	1,189,752
Tranche B 2.239% 9/29/14	34,252	33,695
Vertis 11.75% 12/20/15	243,194	67,790
Wabash National Tranche B 6.00% 4/17/19	204,600	202,043
WCA Waste Tranche B 5.50% 3/23/18	99,750	99,813
Wendy’s International Tranche B 4.75% 4/3/19	175,000	174,234
Xerium Technologies 5.50% 5/4/17	225,026	217,994
Yankee Candle 5.25% 3/2/19	274,313	274,175
Zayo Group Tranche B 7.125% 3/18/19	156,750	157,562

Total Senior Secured Loans (Cost $21,942,590)		21,451,207

	Number of Shares
COMMON STOCK–0.33%
†Capmark Financial Group	23,750	546,962
=†General Maritime	85	2,550
†General Motors	8,529	168,191
†Motors Liquidation	1,150,000	116
*†Motors Liquidation	1,167	14,296

Total Common Stock (Cost $1,036,464)		732,115

LVIP J.P. Morgan High Yield Fund–15

LVIP J.P. Morgan High Yield Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.36%
General Motors 4.75% exercise price $39.60, expiration date 12/1/13	23,850	$791,820

Total Convertible Preferred Stock (Cost $997,035)		791,820

PREFERRED STOCK–0.61%
#Ally Financial 144A 7.00%	836	744,849
•Bank of America 8.125%	250,000	262,640
•Hartford Financial Services Group 7.875%	5,600	151,424
•XL Group 3.856%	250	182,438

Total Preferred Stock (Cost $1,323,193)		1,341,351

	Number of Shares	Value (U.S. $)

WARRANTS–0.03%
=General Maritime	132	$0
General Motors
CW16 exercise price $10.00, expiration date 7/10/16	4,228	46,592
CW19 exercise price $18.33, expiration date 7/10/19	4,228	28,666

Total Warrants (Cost $211,690)		75,258

SHORT-TERM INVESTMENT–4.66%
Money Market Mutual Fund–4.66%
Dreyfus Treasury & Agency Cash Management Fund	10,237,442	10,237,442

Total Short-Term Investment (Cost $10,237,442)		10,237,442

TOTAL VALUE OF SECURITIES–99.71% (Cost $216,353,851)	219,262,286
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	630,842

NET ASSETS APPLICABLE TO 20,321,056 SHARES OUTSTANDING–100.00%	$219,893,128

NET ASSET VALUE–LVIP J.P. MORGAN HIGH YIELD FUND STANDARD CLASS ($119,742,516 / 11,061,199 Shares)	$10.825

NET ASSET VALUE–LVIP J.P. MORGAN HIGH YIELD FUND SERVICE CLASS ($100,150,612 / 9,259,857 Shares)	$10.816

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$210,667,318
Undistributed net investment income	6,726,871
Accumulated net realized loss on investments	(409,496)
Net unrealized appreciation of investments	2,908,435

Total net assets	$219,893,128

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $60,648,620, which represented 27.58% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

¿Pass	Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $190,400, which represented 0.09% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

‡	Non income producing security. Security is currently in default.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.

†	Non-income producing security.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $2,550, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

*	Common Stock Unit.

PIK–Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

LVIP J.P. Morgan High Yield Fund–16

LVIP J.P. Morgan High Yield Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP J.P. Morgan High Yield Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$7,030,635
Dividends	48,875

7,079,510

EXPENSES:
Management fees	646,867
Distribution expenses-Service Class	120,149
Accounting and administration expenses	43,258
Pricing fees	27,683
Professional fees	16,133
Reports and statements to shareholders	9,683
Custodian fees	3,433
Trustees’ fees	2,208
Other	3,729

Total operating expenses	873,143

NET INVESTMENT INCOME	6,206,367

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	361,270
Net change in unrealized appreciation (depreciation) of investments	5,561,789

NET REALIZED AND UNREALIZED GAIN	5,923,059

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,129,426

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,206,367	$6,357,238
Net realized gain (loss)	361,270	(723,722)
Net change in unrealized appreciation (depreciation)	5,561,789	(3,668,405)

Net increase in net assets resulting from operations	12,129,426	1,965,111

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,573,363)
Service Class	—	(3,062,782)

	—	(6,636,145)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,244,981	75,353,416
Service Class	39,803,957	92,925,413
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,573,363
Service Class	—	3,062,782

	69,048,938	174,914,974

Cost of shares repurchased:
Standard Class	(6,524,234)	(38,709,586)
Service Class	(24,137,693)	(18,361,679)

	(30,661,927)	(57,071,265)

Increase in net assets derived from capital share transactions	38,387,011	117,843,709

NET INCREASE IN NET ASSETS	50,516,437	113,172,675
NET ASSETS:
Beginning of period	169,376,691	56,204,016

End of period (including undistributed net investment income of $6,726,871 and $520,504, respectively)	$219,893,128	$169,376,691

See accompanying notes, which are an integral part of the financial statements.

LVIP J.P. Morgan High Yield Fund–17

LVIP J.P. Morgan High Yield Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP J.P. Morgan High Yield Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	5/3/10[2] to 12/31/10
Net asset value, beginning of period	$10.139	$10.372	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.335	0.682	0.497
Net realized and unrealized gain (loss)	0.351	(0.402)	0.185

Total from investment operations	0.686	0.280	0.682

Less dividends and distributions from:
Net investment income	—	(0.513)	(0.310)

Total dividends and distributions	—	(0.513)	(0.310)

Net asset value, end of period	$10.825	$10.139	$10.372

Total return[4]	6.77%	2.78%	6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,742	$90,518	$52,808
Ratio of expenses to average net assets	0.76%	0.79%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.79%	0.86%
Ratio of net investment income to average net assets	6.35%	6.45%	7.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.35%	6.45%	7.33%
Portfolio turnover	20%	57%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

3 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP J.P. Morgan High Yield Fund–18

LVIP J.P. Morgan High Yield Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP J.P. Morgan High Yield Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	5/3/10[2] to 12/31/10

Net asset value, beginning of period	$10.143	$10.370	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.321	0.647	0.490
Net realized and unrealized gain (loss)	0.352	(0.392)	0.174

Total from investment operations	0.673	0.255	0.664

Less dividends and distributions from:
Net investment income	—	(0.482)	(0.294)

Total dividends and distributions	—	(0.482)	(0.294)

Net asset value, end of period	$10.816	$10.143	$10.370

Total return[4]	6.64%	2.54%	6.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,151	$78,859	$3,396
Ratio of expenses to average net assets	1.01%	1.04%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.04%	1.11%
Ratio of net investment income to average net assets	6.10%	6.20%	7.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.10%	6.20%	7.08%
Portfolio turnover	20%	57%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP J.P. Morgan High Yield Fund–19

LVIP J.P. Morgan High Yield Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP J.P. Morgan High Yield Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring

LVIP J.P. Morgan High Yield Fund–20

LVIP J.P. Morgan High Yield Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the average daily net assets of the Fund; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.82% of the Fund’s average daily net assets for the Standard Class (and 1.07% for the Service Class). The agreement will continue at least through September 30, 2012, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

J.P. Morgan Investment Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $7,961 and $1,012, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$114,055
Distribution fees payable to LFD	20,345

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $84,455,122 and sales of $38,979,646 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $216,439,795. At June 30, 2012, net unrealized appreciation was $2,822,491, of which $6,837,502 related to unrealized appreciation of investments and $4,015,011 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be

LVIP J.P. Morgan High Yield Fund–21

LVIP J.P. Morgan High Yield Fund

Notes to Financial Statements (continued)

3. Investments (continued)

based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Security	$—	$1,640,157	$—	$1,640,157
Common Stock	729,449	—	2,666	732,115
Corporate Debt	791,820	204,061,616	382,527	205,235,963
Short-Term Investment	10,237,442	—	—	10,237,442
Other	75,258	1,341,351	—	1,416,609

Total	$11,833,969	$207,043,124	$385,193	$219,262,286

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$6,636,145

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$210,667,318
Undistributed ordinary income	6,726,871
Realized gains 1/1/12–6/30/12	340,899
Capital loss carryforwards as of 12/31/11	(664,451)
Unrealized appreciation	2,822,491

Net assets	$219,893,128

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $41,387 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

LVIP J.P. Morgan High Yield Fund–22

LVIP J.P. Morgan High Yield Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

At December 31, 2011, short-term losses of $623,064 will be carried forward under the Act.

For the six months ended June 30, 2012, the Fund had capital gains of $340,899, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	2,749,634	7,139,880
Service Class	3,759,071	8,880,245
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	355,706
Service Class	—	305,118

	6,508,705	16,680,949

Shares repurchased:
Standard Class	(615,929)	(3,659,683)
Service Class	(2,274,251)	(1,737,831)

	(2,890,180)	(5,397,514)

Net increase	3,618,525	11,283,435

7. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Effective after the close of business on September 21, 2012, the Fund will change its name from the LVIP J.P. Morgan High Yield Fund to the LVIP JPMorgan High Yield Fund.

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP J.P. Morgan High Yield Fund–23

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the tables reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,061.10	1.01%	$5.18
Service Class Shares	1,000.00	1,059.80	1.26%	6.45
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.84	1.01%	$5.07
Service Class Shares	1,000.00	1.018.60	1.26%	6.32

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Security Type/Country	Percentage of Net Assets
Common Stock	99.05%
Australia	2.41%
Brazil	5.00%
Canada	2.87%
Chile	0.51%
China	1.57%
Denmark	2.18%
Finland	0.80%
France	15.11%
Germany	8.87%
Hong Kong	4.17%
India	0.58%
Indonesia	0.38%
Ireland	1.11%
Israel	2.60%
Italy	0.72%
Japan	12.40%
Macau	0.50%
Netherlands	3.27%
Panama	1.05%
Peru	0.85%
Republic of Korea	0.96%
Russia	0.61%
South Africa	0.51%
Spain	2.44%
Sweden	0.72%
Switzerland	8.94%
Taiwan	1.57%
Thailand	1.06%
United Kingdom	14.55%
United States	0.74%
Short-Term Investments	0.86%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	0.53%
Airlines	1.05%
Automobiles	2.70%
Beverages	6.61%
Capital Markets	2.04%
Chemicals	6.22%
Commercial Banks	7.07%
Communications Equipment	0.72%
Construction & Engineering	1.27%
Distributors	1.12%

Sector	Percentage of Net Assets
Diversified Financial Services	0.63%
Diversified Telecommunication Services	0.83%
Electrical Equipment	2.24%
Energy Equipment & Services	1.28%
Food & Staples Retailing	2.81%
Food Products	5.19%
Health Care Equipment & Supplies	2.68%
Health Care Providers & Services	1.46%
Hotels, Restaurants & Leisure	2.45%
Household Durables	0.44%
Household Products	3.19%
Insurance	1.26%
Internet Software & Services	0.81%
IT Services	2.53%
Life Sciences Tools & Services	0.74%
Machinery	2.20%
Marine	0.48%
Media	1.16%
Metals & Mining	2.98%
Multiline Retail	0.48%
Oil, Gas & Consumable Fuels	4.51%
Pharmaceuticals	5.01%
Professional Services	2.63%
Real Estate Management & Development	0.87%
Road & Rail	1.72%
Semiconductors & Semiconductor Equipment	4.02%
Software	4.60%
Specialty Retail	1.70%
Textiles, Apparel & Luxury Goods	3.78%
Tobacco	2.54%
Trading Companies & Distributors	0.94%
Wireless Telecommunication Services	1.56%
Total	99.05%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Danone	2.87%
LVMH Moet Hennessy Louis Vuitton	2.86%
Japan Tobacco	2.54%
Nestle	2.32%
Diageo	2.23%
Linde	2.15%
Compass Group	1.94%
Pernod-Ricard	1.91%
Canadian National Railway	1.72%
Inditex	1.70%
Total	22.24%

LVIP MFS International Growth Fund –2

LVIP MFS International Growth Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK–99.05%
Australia–2.41%
Iluka Resources	115,660	$1,365,459
Newcrest Mining	51,263	1,193,296
Rio Tinto	51,854	3,045,080

		5,603,835

Brazil–5.00%
Banco Santander Brasil ADR	135,240	1,048,110
BM&FBovespa	292,100	1,473,629
Brasil Brokers Participacoes	323,000	1,079,374
Diagnosticos da America	115,100	752,640
Fleury	51,700	656,565
Itau Unibanco Holding ADR	152,030	2,116,258
Lojas Renner	39,800	1,112,961
LPS Brasil Consultoria de Imoveis	54,900	937,807
Tim Participacoes ADR	88,560	2,431,858

		11,609,202

Canada–2.87%
Canadian National Railway	47,370	3,997,081
Goldcorp	35,050	1,319,647
Suncor Energy	46,682	1,349,951

		6,666,679

Chile–0.51%
Banco Santander Chile ADR	15,330	1,187,922

		1,187,922

■China–1.57%
China Construction Bank	1,451,850	1,003,046
China Petroleum & Chemical	2,080,000	1,858,952
†Guangzhou Automobile Group	946,000	795,294

		3,657,292

Denmark–2.18%
Carlsberg Class B	27,264	2,151,181
Novo Nordisk Class B	20,179	2,925,554

		5,076,735

Finland–0.80%
Kone Class B	30,889	1,864,676

		1,864,676

France–15.11%
Air Liquide	22,195	2,536,420
Cie Generale d'Optique Essilor International	30,784	2,858,585
Danone	107,490	6,677,237
Dassault Systemes	29,381	2,755,380
Legrand	79,214	2,687,384
LVMH Moet Hennessy Louis Vuitton	43,667	6,642,788
Pernod-Ricard	41,522	4,438,107
Publicis Groupe	59,166	2,704,694

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
France (continued)
Schneider Electric	45,095	$2,505,459
Technip	12,450	1,296,926

		35,102,980

Germany–8.87%
Bayer	30,920	2,227,106
Bayerische Motoren Werke	37,691	2,726,434
Brenntag	19,811	2,191,481
Fresenius Medical Care	28,258	1,994,945
Infineon Technologies	173,151	1,171,413
Linde	32,140	5,003,330
SAP	46,710	2,764,751
Symrise	83,034	2,529,523

		20,608,983

■Hong Kong–4.17%
AIA Group	847,800	2,928,351
China Unicom Hong Kong	1,534,000	1,928,976
Dairy Farm International Holdings	207,900	2,216,580
Li & Fung	1,348,000	2,610,066

		9,683,973

India–0.58%
HDFC Bank ADR	41,510	1,353,226

		1,353,226

Indonesia–0.38%
Bank Rakyat Indonesia Persero	1,289,000	882,843

		882,843

Ireland–1.11%
Accenture Class A	42,810	2,572,453

		2,572,453

Israel–2.60%
†Check Point Software Technologies	61,090	3,029,453
†NICE Systems ADR	58,290	2,133,414
Teva Pharmaceutical Industries ADR	22,245	877,343

		6,040,210

Italy–0.72%
Saipem	37,568	1,672,339

		1,672,339

Japan–12.40%
Honda Motor	79,100	2,760,238
Inpex	378	2,123,038
Japan Tobacco	199,000	5,895,503
JGC	102,000	2,957,117
Lawson	48,100	3,363,704
OBIC	8,230	1,579,500

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Japan (continued)
Santen Pharmaceutical	51,600	$2,120,487
Shin-Etsu Chemical	47,900	2,637,757
Unicharm	61,200	3,483,580
Yahoo Japan	5,822	1,884,949

		28,805,873

■Macau–0.50%
Sands China	364,000	1,170,998

		1,170,998

Netherlands–3.27%
Akzo Nobel	36,919	1,736,823
ASML Holding	44,550	2,290,761
Heineken	68,724	3,582,171

		7,609,755

Panama–1.05%
Copa Holdings Class A	29,610	2,442,233

		2,442,233

Peru–0.85%
Credicorp	15,630	1,967,661

		1,967,661

Republic of Korea–0.96%
Samsung Electronics	2,095	2,226,413

		2,226,413

Russia–0.61%
Gazprom ADR	148,410	1,409,213

		1,409,213

South Africa–0.51%
MTN Group	69,116	1,197,881

		1,197,881

Spain–2.44%
Amadeus IT Holding	81,365	1,723,068
Inditex	38,301	3,957,272

		5,680,340

Sweden–0.72%
Ericsson Class B	181,970	1,664,001

		1,664,001

Switzerland–8.94%
Cie Financiere Richemont	39,098	2,145,959
†Credit Suisse Group	66,381	1,214,065
†Julius Baer Group	55,700	2,018,647
Kuehne & Nagel International	10,563	1,118,607
Nestle	90,224	5,382,107
Roche Holding	20,223	3,491,708

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Switzerland (continued)
Schindler Holding	18,269	$2,041,736
†Sonova Holding	34,841	3,368,563

		20,781,392

Taiwan–1.57%
†Taiwan Semiconductor Manufacturing ADR	262,040	3,658,078

		3,658,078

Thailand–1.06%
CP ALL	835,700	936,469
Siam Commercial Bank	328,200	1,522,898

		2,459,367

United Kingdom–14.55%
Aberdeen Asset Management	367,124	1,495,245
Bellway	78,276	1,026,293
BG Group	182,898	3,744,071
Capita	184,838	1,899,265
Compass Group	430,288	4,516,600
Croda International	414	14,709
Diageo	200,954	5,179,420
Experian	112,049	1,580,754
HSBC Holdings	311,515	2,744,932
Intertek Group	46,254	1,937,789
Michael Page International	118,861	696,559
Reckitt Benckiser Group	74,407	3,932,803
†Rolls-Royce Holdings	92,101	1,241,274
Standard Chartered	119,397	2,593,576
Weir Group	50,030	1,202,170

		33,805,460

United States–0.74%
†Mettler-Toledo International	10,990	1,712,792

		1,712,792

Total Common Stock (Cost $215,702,579)		230,174,805

	Principal Amount (U.S. $)
SHORT-TERM INVESTMENTS–0.86%
≠Discounted Commercial Paper–0.84%
Barclays US Funding 0.02% 7/2/12	$1,965,000	1,964,972

		1,964,972

	Number of Shares
Money Market Mutual Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund	43,897	43,897

		43,897

Total Short-Term Investments (Cost $2,008,896)		2,008,869

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.91% (Cost $217,711,475)	$232,183,674
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	198,980

NET ASSETS APPLICABLE TO 20,065,357 SHARES OUTSTANDING–100.00%	$232,382,654

NET ASSET VALUE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($107,987,988 / 9,325,278 Shares)	$11.580

NET ASSET VALUE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($124,394,666 / 10,740,079 Shares)	$11.582

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$267,753,038
Undistributed net investment income	2,185,436
Accumulated net realized loss on investments	(52,002,001)
Net unrealized appreciation of investments and foreign currencies	14,446,181

Total net assets	$232,382,654

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

«	Includes foreign currency valued at $187,318 with a cost of $184,396.

The following foreign currency exchange contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD 61,233	USD (61,711)	7/2/12	$960
MNB	CHF (99,935)	USD 103,758	7/2/12	(1,495)
MNB	DKK 324,786	USD (54,510)	7/2/12	756
MNB	EUR 2,951	USD (3,682)	7/2/12	51
MNB	GBP 8,456	USD (13,165)	7/2/12	78
MNB	GBP 9,046	USD (14,010)	7/3/12	158
MNB	IDR 95,817,954	USD (10,156)	7/2/12	42
MNB	JPY 18,295,130	USD (229,680)	7/2/12	(794)
MNB	JPY 5,850,466	USD (73,619)	7/3/12	(425)
MNB	THB 799,684	USD (25,143)	7/2/12	95
MNB	ZAR 113,442	USD (13,471)	7/3/12	409

				$(165)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

CHF–Swiss Franc

DKK–Danish Krone

EUR–European Monetary Unit

GBP–British Pound Sterling

IDR–Indonesian Rupiah

JPY–Japanese Yen

MNB–Mellon National Bank

USD–United States Dollar

THB–Thailand Baht

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP MFS International Growth Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$3,839,214
Interest	1,980
Foreign tax withheld	(341,847)

3,499,347

EXPENSES:
Management fees	993,159
Distribution expenses-Service Class	157,434
Custodian fees	54,277
Accounting and administration expenses	47,212
Reports and statements to shareholders	24,812
Professional fees	11,995
Pricing fees	3,175
Trustees' fees	2,519
Other	7,638

1,302,221
Less expenses waived/reimbursed	(54,033)

Total operating expenses	1,248,188

NET INVESTMENT INCOME	2,251,159

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,510,828)
Foreign currencies	89,818
Foreign currency exchange contracts	(197,004)

Net realized loss	(1,618,014)

Net change in unrealized appreciation (depreciation) of:
Investments	10,165,935
Foreign currencies	(95)
Foreign currency exchange contracts	(3,461)

Net change in unrealized appreciation (depreciation)	10,162,379

NET REALIZED AND UNREALIZED GAIN	8,544,365

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,795,524

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,251,159	$3,127,408
Net realized loss	(1,618,014)	(5,480,331)
Net change in unrealized appreciation (depreciation)	10,162,379	(21,628,087)

Net increase (decrease) in net assets resulting from operations	10,795,524	(23,981,010)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,235,805)
Service Class	—	(3,231,176)

	—	(5,466,981)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	39,429,875	28,638,738
Service Class	11,621,610	58,848,433
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,235,805
Service Class	—	3,231,176

	51,051,485	92,954,152

Cost of shares repurchased:
Standard Class	(5,284,562)	(164,337,515)
Service Class	(11,834,311)	(29,109,038)

	(17,118,873)	(193,446,553)

Increase (decrease) in net assets derived from capital share transactions	33,932,612	(100,492,401)

NET INCREASE (DECREASE) IN NET ASSETS	44,728,136	(129,940,392)
NET ASSETS:
Beginning of period	187,654,518	317,594,910

End of period (including undistributed net investment income of $2,185,436 and $41,463, respectively)	$232,382,654	$187,654,518

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10[2]	Year Ended 12/31/09	12/31/08	12/31/07[3]
Net asset value, beginning of period	$10.913	$12.500	$11.135	$8.263	$18.071	$15.102

Income (loss) from investment operations:
Net investment income[4]	0.130	0.157	0.102	0.086	0.170	0.224
Net realized and unrealized gain (loss)	0.537	(1.392)	1.351	2.875	(8.554)	2.875

Total from investment operations	0.667	(1.235)	1.453	2.961	(8.384)	3.099

Less dividends and distributions from:
Net investment income	—	(0.352)	(0.088)	(0.089)	(0.155)	(0.130)
Net realized gain	—	—	—	—	(1.269)	—

Total dividends and distributions	—	(0.352)	(0.088)	(0.089)	(1.424)	(0.130)

Net asset value, end of period	$11.580	$10.913	$12.500	$11.135	$8.263	$18.071

Total return[5]	6.11%	(9.87% )	13.11%	35.85%	(48.94% )	20.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,988	$70,248	$217,264	$217,756	$171,362	$209,614
Ratio of expenses to average net assets	1.01%	1.00%	1.03%	1.04%	1.00% [6]	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.06%	1.05%	1.05%	1.06%	1.05%	1.04%
Ratio of net investment income to average net assets	2.23%	1.27%	0.93%	0.90%	1.29%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.18%	1.22%	0.91%	0.88%	1.24%	1.34%
Portfolio turnover	21%	69%	207%	118%	118%	108%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-advisor.

[3]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. International Equity Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.04%.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Service Class
	Six Months
	Ended					4/30/07[3]
	6/30/12[1]	Year Ended				to
	(Unaudited)	12/31/11	12/31/10[2]	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.928	$12.516	$11.152	$8.277	$18.066	$15.782

Income (loss) from investment operations:
Net investment income[4]	0.116	0.123	0.075	0.061	0.137	0.130
Net realized and unrealized gain (loss)	0.538	(1.389)	1.350	2.879	(8.541)	2.260

Total from investment operations	0.654	(1.266)	1.425	2.940	(8.404)	2.390

Less dividends and distributions from:
Net investment income	—	(0.322)	(0.061)	(0.065)	(0.116)	(0.106)
Net realized gain	—	—	—	—	(1.269)	—

Total dividends and distributions	—	(0.322)	(0.061)	(0.065)	(1.385)	(0.106)

Net asset value, end of period	$11.582	$10.928	$12.516	$11.152	$8.277	$18.066

Total return[5]	5.98%	(10.10% )	12.82%	35.51%	(49.07% )	15.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$124,395	$117,407	$100,331	$56,063	$24,426	$21,786
Ratio of expenses to average net assets	1.26%	1.25%	1.28%	1.29%	1.25% [6]	1.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.31%	1.30%	1.30%	1.31%	1.30%	1.29%
Ratio of net investment income to average net assets	1.98%	1.02%	0.68%	0.65%	1.04%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.93%	0.97%	0.66%	0.63%	0.99%	1.13%
Portfolio turnover	21%	69%	207%	118%	118%	108% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.29%.

[7]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in

LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of the average daily net assets of the Fund; 0.95% of the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% of the average daily net assets of the Fund in excess of $250 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% on the first $400 million of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Massachusetts Financial Services Company (MFS) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $8,645 and $1,337 respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$156,643
Distribution fees payable to LFD	24,567

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $80,711,426 and sales of $44,559,122 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $222,170,022. At June 30, 2012, net unrealized appreciation was $10,013,652, of which $28,204,077 related to unrealized appreciation of investments and $18,190,425 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset

LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$43,960,583	$186,214,222	$230,174,805
Short-Term Investments	43,897	1,964,972	2,008,869

Total	$44,004,480	$188,179,194	$232,183,674

Foreign Currency Exchange Contracts	$—	$(165)	$(165)

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the period ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $138,238,363 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund during the period. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$5,466,981

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$267,753,038
Undistributed ordinary income	2,185,382
Realized losses 1/1/12–6/30/12	(5,262,574)
Capital loss carryforwards as of 12/31/11	(42,280,880)
Unrealized appreciation	9,987,688

Net assets	$232,382,654

LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(107,186)	$107,186

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $17,856,965 expires in 2016 and $24,423,915 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital losses of $5,262,574, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	3,334,309	2,304,813
Service Class	990,593	4,835,883
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	203,569
Service Class	—	294,509

	4,324,902	7,638,774

Shares repurchased:
Standard Class	(446,198)	(13,452,335)
Service Class	(993,808)	(2,403,320)

	(1,440,006)	(15,855,655)

Net increase (decrease)	2,884,896	(8,216,881)

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s

LVIP MFS International Growth Fund–13

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$821,973	$377,886

8. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund–14

LVIP MFS Value Fund

LVIP MFS Value Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP MFS Value Fund

LVIP MFS Value Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,080.30	0.69%	$3.57
Service Class Shares	1,000.00	1,079.00	0.94%	4.86
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.43	0.69%	$3.47
Service Class Shares	1,000.00	1,020.19	0.94%	4.72

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.41%
Aerospace & Defense	8.14%
Air Freight & Logistics	1.11%
Auto Components	1.45%
Automobiles	0.17%
Beverages	2.64%
Capital Markets	6.25%
Chemicals	2.28%
Commercial Banks	3.01%
Communications Equipment	0.56%
Computers & Peripherals	0.22%
Construction & Engineering	0.13%
Diversified Financial Services	3.75%
Diversified Telecommunication Services	2.19%
Electric Utilities	0.19%
Energy Equipment & Services	0.24%
Food & Staples Retailing	1.57%
Food Products	4.56%
Health Care Equipment & Supplies	2.60%
Health Care Providers & Services	0.58%
Household Products	0.57%
Industrial Conglomerates	3.08%
Insurance	6.82%
IT Services	5.82%
Leisure Equipment & Products	0.86%
Life Sciences Tools & Services	0.85%
Machinery	2.89%
Media	5.12%
Multiline Retail	1.87%
Multi-Utilities	0.98%
Oil, Gas & Consumable Fuels	6.76%
Pharmaceuticals	9.32%
Professional Services	0.51%
Road & Rail	0.66%
Semiconductors & Semiconductor Equipment	1.10%
Software	1.92%
Specialty Retail	0.73%
Tobacco	5.23%
Wireless Telecommunication Services	1.68%
Convertible Preferred Stock	0.23%
Short-Term Investments	1.21%
Total Value of Securities	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Philip Morris International	3.83%
Lockheed Martin	3.31%
Pfizer	3.17%
JPMorgan Chase	3.05%
Johnson & Johnson	2.82%
AT&T	2.19%
United Technologies	2.09%
Chevron	2.08%
Goldman Sachs Group	2.08%
Wells Fargo	2.05%
Total	26.67%

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.41%
Aerospace & Defense–8.14%
Honeywell International	225,070	$12,567,909
†Huntington Ingalls Industries	22,936	922,945
Lockheed Martin	284,500	24,774,259
Northrop Grumman	110,280	7,034,761
United Technologies	207,440	15,667,943

		60,967,817

Air Freight & Logistics–1.11%
United Parcel Service Class B	105,870	8,338,321

		8,338,321

Auto Components–1.45%
†Delphi Automotive	121,200	3,090,600
Johnson Controls	279,500	7,744,945

		10,835,545

Automobiles–0.17%
†General Motors	62,670	1,235,852

		1,235,852

Beverages–2.64%
Diageo	526,546	13,571,283
PepsiCo	87,940	6,213,840

		19,785,123

Capital Markets–6.25%
Bank of New York Mellon	492,170	10,803,131
BlackRock	54,018	9,173,337
Franklin Resources	42,320	4,697,097
Goldman Sachs Group	162,910	15,616,552
State Street	147,140	6,568,330

		46,858,447

Chemicals–2.28%
Air Products & Chemicals	86,350	6,971,036
PPG Industries	95,380	10,121,725

		17,092,761

Commercial Banks–3.01%
PNC Financial Services Group	97,670	5,968,614
SunTrust Banks	50,290	1,218,527
Wells Fargo	459,310	15,359,326

		22,546,467

Communications Equipment–0.56%
Cisco Systems	244,070	4,190,682

		4,190,682

Computers & Peripherals–0.22%
Hewlett-Packard	81,360	1,636,150

		1,636,150

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.13%
Fluor	20,090	$991,241

		991,241

Diversified Financial Services–3.75%
Bank of America	228,440	1,868,639
JPMorgan Chase	640,460	22,883,636
Moody’s	91,670	3,350,539

		28,102,814

Diversified Telecommunication Services–2.19%
AT&T	459,680	16,392,189

		16,392,189

Electric Utilities–0.19%
PPL	52,460	1,458,913

		1,458,913

Energy Equipment & Services–0.24%
Transocean	40,790	1,824,537

		1,824,537

Food & Staples Retailing–1.57%
CVS Caremark	153,147	7,156,560
Walgreen	156,730	4,636,073

		11,792,633

Food Products–4.56%
Danone	122,339	7,599,652
General Mills	302,760	11,668,370
Kellogg	62,640	3,090,031
Nestle	153,692	9,168,148
Smucker (J.M.)	35,260	2,662,835

		34,189,036

Health Care Equipment & Supplies–2.60%
Becton Dickinson	58,120	4,344,470
Medtronic	215,240	8,336,246
St. Jude Medical	170,740	6,814,233

		19,494,949

Health Care Providers & Services–0.58%
Quest Diagnostics	72,620	4,349,938

		4,349,938

Household Products–0.57%
Procter & Gamble	69,825	4,276,781

		4,276,781

Industrial Conglomerates–3.08%
3M	144,220	12,922,112
Tyco International	191,740	10,133,459

		23,055,571

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–6.82%
ACE	81,520	$6,043,078
Aon	155,080	7,254,642
Chubb	85,590	6,232,664
MetLife	419,370	12,937,564
Prudential Financial	181,190	8,775,032
Travelers	155,050	9,898,391

		51,141,371

IT Services–5.82%
Accenture Class A	252,760	15,188,349
†Fiserv	45,910	3,315,620
International Business Machines	73,380	14,351,660
MasterCard Class A	8,825	3,795,721
Western Union	415,500	6,997,020

		43,648,370

Leisure Equipment & Products–0.86%
Hasbro	189,890	6,431,574

		6,431,574

Life Sciences Tools & Services–0.85%
Thermo Fisher Scientific	121,990	6,332,501

		6,332,501

Machinery–2.89%
Danaher	171,680	8,941,095
Eaton	119,800	4,747,674
Stanley Black & Decker	123,662	7,958,886

		21,647,655

Media–5.12%
Comcast Special Class A	223,970	7,032,658
Disney (Walt)	289,290	14,030,565
Omnicom Group	183,350	8,910,810
Viacom Class B	177,780	8,359,216

		38,333,249

Multiline Retail–1.87%
Kohl’s	52,760	2,400,052
Target	200,210	11,650,220

		14,050,272

Multi-Utilities–0.98%
PG&E	126,110	5,709,000
Public Service Enterprise Group	51,320	1,667,900

		7,376,900

Oil, Gas & Consumable Fuels–6.76%
Apache	59,160	5,199,572
Chevron	148,080	15,622,440
EOG Resources	46,670	4,205,434
Exxon Mobil	151,540	12,967,278

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Hess	11,160	$484,902
Occidental Petroleum	142,240	12,199,925

		50,679,551

Pharmaceuticals–9.32%
Abbott Laboratories	207,750	13,393,643
Johnson & Johnson	312,560	21,116,553
Merck	179,600	7,498,300
Pfizer	1,032,515	23,747,844
Roche Holding	23,489	4,055,616

		69,811,956

Professional Services–0.51%
Dun & Bradstreet	54,080	3,848,874

		3,848,874

Road & Rail–0.66%
Canadian National Railway	58,320	4,921,042

		4,921,042

Semiconductors & Semiconductor Equipment–1.10%
ASML Holding	31,190	1,603,790
Intel	250,010	6,662,766

		8,266,556

Software–1.92%
Oracle	483,260	14,352,822

		14,352,822

Specialty Retail–0.73%
Advance Auto Parts	33,830	2,307,883
Staples	241,600	3,152,880

		5,460,763

Tobacco–5.23%
Altria Group	132,710	4,585,131
Lorillard	44,650	5,891,568
Philip Morris International	329,090	28,716,392

		39,193,091

Wireless Telecommunication Services–1.68%
Vodafone Group	4,490,313	12,620,768

		12,620,768

Total Common Stock (Cost $618,139,797)		737,533,082

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.23%
PPL 9.50% exercise price $28.80 expiration date 7/1/13	18,140	$969,764

United Technologies 7.50% exercise price $98.52 expiration date 8/1/15	14,230	749,779

Total Convertible Preferred Stock (Cost $1,622,786)		1,719,543

	Principal Amount (U.S. $)

SHORT-TERM INVESTMENTS–1.21%
≠Discounted Commercial Paper–1.21%
Barclays US Funding 0.04% 7/2/12	$9,031,000	9,030,995

		9,030,995

	Number of Shares	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
Money Market Mutual Fund–0.00%
Dreyfus Treasury & Agency Cash Management Fund	17,886	$17,886

		17,886

Total Short-Term Investments (Cost $9,048,881)		9,048,881

TOTAL VALUE OF SECURITIES–99.85% (Cost $628,811,464)	748,301,506
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,112,730

NET ASSETS APPLICABLE TO 30,929,801 SHARES OUTSTANDING–100.00%	$749,414,236

NET ASSET VALUE–LVIP MFS VALUE FUND STANDARD CLASS ($87,917,525 / 3,625,708 Shares)	$24.248

NET ASSET VALUE–LVIP MFS VALUE FUND SERVICE CLASS ($661,496,711 / 27,304,093 Shares)	$24.227

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$710,585,914
Undistributed net investment income	10,458,621
Accumulated net realized loss on investments	(91,119,859)
Net unrealized appreciation of investments and derivatives	119,489,560

Total net assets	$749,414,236

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

«	Includes foreign currency valued at $17,828 with a cost of $17,571.

The	following foreign currency exchange contract was outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD (18,150)	USD 17,733	7/2/12	$(94)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

CAD–Canadian Dollar

MNB–Mellon National Bank

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP MFS Value Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$9,790,848
Interest	6,139
Foreign tax withheld	(107,797)

9,689,190

EXPENSES:
Management fees	2,241,625
Distribution expenses-Service Class	784,924
Accounting and administration expenses	154,811
Reports and statements to shareholders	37,274
Professional fees	14,206
Trustees' fees	8,481
Custodian fees	8,466
Pricing fees	1,043
Other	9,292

3,260,122
Less expenses waived/reimbursed	(13,420)

Total operating expenses	3,246,702

NET INVESTMENT INCOME	6,442,488

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,447,024
Foreign currencies	(6,073)
Foreign currency exchange contracts	(2,666)

Net realized gain	4,438,285

Net change in unrealized appreciation (depreciation) of:
Investments	40,451,743
Foreign currencies	(94)
Foreign currency exchange contracts	9,444

Net change in unrealized appreciation (depreciation)	40,461,093

NET REALIZED AND UNREALIZED GAIN	44,899,378

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,341,866

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,442,488	$11,733,122
Net realized gain (loss)	4,438,285	(7,740,286)
Net change in unrealized appreciation (depreciation)	40,461,093	(13,383,037)

Net increase (decrease) in net assets resulting from operations	51,341,866	(9,390,201)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,137,849)
Service Class	—	(6,563,126)

	—	(7,700,975)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,838,788	35,362,142
Service Class	94,631,306	209,278,186
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,137,849
Service Class	—	6,563,126

	105,470,094	252,341,303

Cost of shares repurchased:
Standard Class	(8,087,816)	(212,621,956)
Service Class	(42,365,372)	(62,534,046)

	(50,453,188)	(275,156,002)

Increase (decrease) in net assets derived from capital share transactions	55,016,906	(22,814,699)

NET INCREASE (DECREASE) IN NET ASSETS	106,358,772	(39,905,875)
NET ASSETS:
Beginning of period	643,055,464	682,961,339

End of period (including undistributed net investment income of $10,458,621 and $4,024,872, respectively)	$749,414,236	$643,055,464

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–6

LVIP MFS Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07[2]
Net asset value, beginning of period	$22.445	$22.794	$20.676	$17.318	$26.422	$24.786

Income (loss) from investment operations:
Net investment income[3]	0.243	0.439	0.359	0.377	0.426	0.404
Net realized and unrealized gain (loss)	1.560	(0.462)	2.028	3.248	(8.858)	1.496

Total from investment operations	1.803	(0.023)	2.387	3.625	(8.432)	1.900

Less dividends and distributions from:
Net investment income	—	(0.326)	(0.269)	(0.267)	(0.236)	(0.264)
Net realized gain	—	—	—	—	(0.436)	—

Total dividends and distributions	—	(0.326)	(0.269)	(0.267)	(0.672)	(0.264)

Net asset value, end of period	$24.248	$22.445	$22.794	$20.676	$17.318	$26.422

Total return[4]	8.03%	(0.10% )	11.59%	20.96%	(32.29% )	7.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,917	$78,689	$263,413	$297,396	$284,601	$301,096
Ratio of expenses to average net assets	0.69%	0.70%	0.71%	0.73%	0.74%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.69%	0.70%	0.71%	0.73%	0.74%	0.78%
Ratio of net investment income to average net assets	2.03%	1.88%	1.71%	2.09%	1.94%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.03%	1.88%	1.71%	2.09%	1.94%	1.53%
Portfolio turnover	9%	37%	32%	35%	35%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Value Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–7

LVIP MFS Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/12[1]	Year Ended				4/30/07[2] to
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$22.453	$22.801	$20.684	$17.327	$26.416	$26.308

Income (loss) from investment operations:
Net investment income[3]	0.213	0.373	0.307	0.331	0.375	0.240
Net realized and unrealized gain (loss)	1.561	(0.453)	2.026	3.245	(8.848)	0.096

Total from investment operations	1.774	(0.080)	2.333	3.576	(8.473)	0.336

Less dividends and distributions from:
Net investment income	—	(0.268)	(0.216)	(0.219)	(0.180)	(0.228)
Net realized gain	—	—	—	—	(0.436)	—

Total dividends and distributions	—	(0.268)	(0.216)	(0.219)	(0.616)	(0.228)

Net asset value, end of period	$24.227	$22.453	$22.801	$20.684	$17.327	$26.416

Total return[4]	7.90%	(0.35% )	11.31%	20.67%	(32.46% )	1.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$661,497	$564,366	$419,548	$236,775	$84,111	$12,405
Ratio of expenses to average net assets	0.94%	0.95%	0.96%	0.98%	0.99%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.94%	0.95%	0.96%	0.98%	0.99%	1.02%
Ratio of net investment income to average net assets	1.78%	1.63%	1.46%	1.84%	1.69%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.78%	1.63%	1.46%	1.84%	1.69%	1.33%
Portfolio turnover	9%	37%	32%	35%	35%	22% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–8

LVIP MFS Value Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP MFS Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign

LVIP MFS Value Fund–9

LVIP MFS Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $8,696 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% on the next $50 million; and 0.60% of the average daily net assets of the Fund in excess of $200 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.00% on the first $500 million of average daily net assets of the Fund; 0.0125% on the next $1 billion; and 0.0375% in excess of $1.5 billion. The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Massachusetts Financial Services Company (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $28,479 and $3,739 respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$370,445
Distribution fees payable to LFD	130,807

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $112,853,133 and sales of $60,524,181 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $660,807,629. At June 30, 2012, net unrealized appreciation was $87,493,877, of which $135,838,228 related to unrealized appreciation of investments and $48,344,351 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset

LVIP MFS Value Fund–10

LVIP MFS Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$690,517,616	$47,015,466	$737,533,082
Convertible Preferred Stock	749,779	969,764	1,719,543
Short-Term Investments	17,886	9,030,995	9,048,881

Total	$691,285,281	$57,016,225	$748,301,506

Foreign Currency Exchange Contract	$—	$(94)	$(94)

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $47,015,466 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

There were no transfers into or out of Level 3 investments that had a material impact to the Fund during the period. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$7,700,975

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$710,585,914
Undistributed ordinary income	10,458,621
Capital loss carryforwards as of 12/31/11	(62,337,813)
Realized gains 1/1/12–6/30/12	3,214,119
Unrealized appreciation	87,493,395

Net assets	$749,414,236

LVIP MFS Value Fund–11

LVIP MFS Value Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(8,739)	$8,739

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in futures years, will expire as follows: $14,068,676 expires in 2016 and $41,628,018 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, long-term losses of $6,641,119 will be carried forward under the Act.

For the six months ended June 30, 2012, the Fund had capital gains of $3,214,119 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	454,859	1,496,814
Service Class	3,929,445	9,150,764
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	50,706
Service Class	—	292,318

	4,384,304	10,990,602

Shares repurchased:
Standard Class	(334,977)	(9,597,877)
Service Class	(1,760,475)	(2,708,656)

	(2,095,452)	(12,306,533)

Net increase (decrease)	2,288,852	(1,315,931)

7. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In

LVIP MFS Value Fund–12

LVIP MFS Value Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$—	$250,398

8. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund–13

LVIP Mid-Cap Value Fund

LVIP Mid-Cap Value Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Mid-Cap Value Fund

LVIP Mid-Cap Value Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,110.10	1.04%	$5.46
Service Class Shares	1,000.00	1,108.80	1.29%	6.76
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.69	1.04%	$5.22
Service Class Shares	1,000.00	1,018.45	1.29%	6.47

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.52%
Aerospace & Defense	2.89%
Airlines	0.94%
Beverages	1.38%
Capital Markets	1.92%
Chemicals	4.55%
Commercial Banks	5.66%
Communications Equipment	0.90%
Computers & Peripherals	0.95%
Construction & Engineering	1.12%
Containers & Packaging	3.20%
Diversified Consumer Services	0.33%
Diversified Financial Services	2.28%
Electric Utilities	4.16%
Electrical Equipment	1.99%
Electronic Equipment, Instruments & Components	2.33%
Energy Equipment & Services	2.17%
Food Products	2.71%
Gas Utilities	1.35%
Health Care Equipment & Supplies	0.71%
Health Care Providers & Services	4.13%
Household Durables	3.91%
Household Products	1.19%
Insurance	8.15%
IT Services	0.84%
Leisure Equipment & Products	1.58%
Machinery	4.91%
Media	0.68%
Multiline Retail	1.30%
Multi-Utilities	2.35%
Oil, Gas & Consumable Fuels	4.06%
Paper & Forest Products	1.64%
Pharmaceuticals	3.77%
Real Estate Investment Trusts	3.63%
Real Estate Management & Development	2.97%
Road & Rail	0.94%
Semiconductors & Semiconductor Equipment	4.86%
Specialty Retail	1.42%
Textiles, Apparel & Luxury Goods	0.99%
Thrift & Mortgage Finance	1.39%
Trading Companies & Distributors	1.27%
Short-Term Investment	1.95%
Total Value of Securities	99.47%
Receivables and Other Assets Net of Liabilities	0.53%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Arrow Electronics	2.33%
NV Energy	2.27%
Toll Brothers	2.19%
Reinsurance Group of America	2.11%
Everest Re Group	2.02%
Hubbell Class B	1.99%
Cobalt International Energy	1.89%
Northeast Utilities	1.89%
BR Properties	1.87%
Avago Technologies	1.79%
Total	20.35%

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.52%
Aerospace & Defense–2.89%
†Esterline Technologies	20,700	$1,290,645
†Teledyne Technologies	24,700	1,522,755

		2,813,400

Airlines–0.94%
†Delta Air Lines	83,450	913,778

		913,778

Beverages–1.38%
Dr Pepper Snapple Group	30,800	1,347,500

		1,347,500

Capital Markets–1.92%
†E Trade Financial	49,200	395,568
Invesco	44,300	1,001,180
Solar Capital	21,042	468,395
*=@†Solar Cayman Escrow	26,800	2,680

		1,867,823

Chemicals–4.55%
FMC	27,100	1,449,308
Incitec Pivot	247,032	730,029
Methanex	55,900	1,556,257
Yingde Gases	753,500	689,626

		4,425,220

Commercial Banks–5.66%
Comerica	31,800	976,578
First Midwest Bancorp	37,300	409,554
M&T Bank	10,000	825,700
†Popular	45,630	757,914
Regions Financial	221,400	1,494,450
Zions Bancorp	53,500	1,038,970

		5,503,166

Communications Equipment–0.90%
Harris	21,000	878,850

		878,850

Computers & Peripherals–0.95%
†SanDisk	25,300	922,944

		922,944

Construction & Engineering–1.12%
URS	31,200	1,088,256

		1,088,256

Containers & Packaging–3.20%
†Owens-Illinois	48,800	935,496
Packaging Corp Of America	34,000	960,160

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Rexam	50,849	$335,589
Sealed Air	57,500	887,800

		3,119,045

Diversified Consumer Services–0.33%
DeVry	10,300	318,991

		318,991

Diversified Financial Services–2.28%
NYSE Euronext	26,300	672,754
†PHH	88,700	1,550,476

		2,223,230

Electric Utilities–4.16%
Northeast Utilities	47,300	1,835,713
NV Energy	125,700	2,209,806

		4,045,519

Electrical Equipment–1.99%
Hubbell Class B	24,900	1,940,706

		1,940,706

Electronic Equipment, Instruments & Components–2.33%
†Arrow Electronics	69,000	2,263,890

		2,263,890

Energy Equipment & Services–2.17%
†Ocean Rig UDW	65,300	882,203
Tidewater	18,200	843,752
Trican Well Service	33,400	385,492

		2,111,447

Food Products–2.71%
Bunge	14,000	878,360
Ingredion	21,200	1,049,824
Maple Leaf Foods	61,900	711,997

		2,640,181

Gas Utilities–1.35%
UGI	44,500	1,309,635

		1,309,635

Health Care Equipment & Supplies–0.71%
†Boston Scientific	121,200	687,204

		687,204

Health Care Providers & Services–4.13%
AmerisourceBergen	22,100	869,635
†Brookdale Senior Living	67,400	1,195,676
CIGNA	34,700	1,526,800
†Vanguard Health Systems	47,500	422,275

		4,014,386

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–3.91%
Lennar Class A	54,000	$1,669,140
†Toll Brothers	71,700	2,131,641

		3,800,781

Household Products–1.19%
†Energizer Holdings	15,400	1,158,850

		1,158,850

Insurance–8.15%
Everest Re Group	19,000	1,966,310
Platinum Underwriters Holdings	28,790	1,096,899
Principal Financial Group	47,300	1,240,679
Reinsurance Group of America	38,631	2,055,556
Unum Group	82,300	1,574,399

		7,933,843

IT Services–0.84%
Booz Allen Hamilton Holding	53,300	814,424

		814,424

Leisure Equipment & Products–1.58%
Mattel	47,300	1,534,412

		1,534,412

Machinery–4.91%
†AGCO	22,700	1,038,071
Barnes Group	61,700	1,498,693
Dover	13,000	696,930
Pentair	40,400	1,546,512

		4,780,206

Media–0.68%
Virgin Media	27,000	658,530

		658,530

Multiline Retail–1.30%
Family Dollar Stores	19,100	1,269,768

		1,269,768

Multi-Utilities–2.35%
Alliant Energy	23,500	1,070,895
Wisconsin Energy	30,700	1,214,799

		2,285,694

Oil, Gas & Consumable Fuels–4.06%
†Cobalt International Energy	78,300	1,840,050
CONSOL Energy	17,200	520,128
Japan Petroleum Exploration	13,500	514,001
†Newfield Exploration	21,100	618,441
QEP Resources	15,300	458,541

		3,951,161

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–1.64%
†Louisiana-Pacific	146,600	$1,595,008
=@†Sino-Forest	34,200	0
=@#†Sino-Forest 144A	19,100	0

		1,595,008

Pharmaceuticals–3.77%
†Almirall	157,383	1,127,247
†Impax Laboratories	62,600	1,268,902
UCB	25,139	1,269,354

		3,665,503

Real Estate Investment Trusts–3.63%
American Assets Trust	31,200	756,600
Hatteras Financial	39,000	1,115,400
Weyerhaeuser	74,400	1,663,584

		3,535,584

Real Estate Management & Development–2.97%
BR Properties	155,200	1,816,380
†Forest City Enterprises Class A	51,000	744,600
Iguatemi Empresa de Shopping Centers	15,800	325,372

		2,886,352

Road & Rail–0.94%
†Swift Transportation	96,800	914,760

		914,760

Semiconductors & Semiconductor Equipment–4.86%
Avago Technologies	48,500	1,741,150
Linear Technology	17,600	551,408
†Microsemi	75,700	1,399,693
†Teradyne	73,700	1,036,222

		4,728,473

Specialty Retail–1.42%
†ANN	13,800	351,762
Ross Stores	16,500	1,030,755

		1,382,517

Textiles, Apparel & Luxury Goods–0.99%
Samsonite International	570,000	963,554

		963,554

Thrift & Mortgage Finance–1.39%
BankUnited	27,700	653,166
†Beneficial Mutual Bancorp	66,400	573,032
†EverBank Financial	11,800	128,266

		1,354,464

LVIP Mid-Cap Value Fund–4

LVIP Mid-Cap Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.27%
†WESCO International	21,500	$1,237,325

		1,237,325

Total Common Stock (Cost $82,041,813)		94,886,380

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENT–1.95%
Money Market Mutual Fund–1.95%
Dreyfus Treasury & Agency Cash Management Fund	1,900,014	$1,900,014

Total Short-Term Investment (Cost $1,900,014)		1,900,014

TOTAL VALUE OF SECURITIES–99.47% (Cost $83,941,827)	96,786,394
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.53%	514,747

NET ASSETS APPLICABLE TO 6,830,964 SHARES OUTSTANDING–100.00%	$97,301,141

NET ASSET VALUE–LVIP MID-CAP VALUE FUND STANDARD CLASS ($44,746,284 / 3,135,594 Shares)	$14.270

NET ASSET VALUE–LVIP MID-CAP VALUE FUND SERVICE CLASS ($52,554,857 / 3,695,370 Shares)	$14.222

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization-no par)	$125,524,902
Undistributed net investment income	415,229
Accumulated net realized loss on investments	(41,483,305)
Net unrealized appreciation of investments and derivatives	12,844,315

Total net assets	$97,301,141

†	Non income producing security.

*	Common Stock Unit.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $2,680, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $2,680, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

«	Includes foreign currency valued at $2,942 with a cost of $2,900.

The	following foreign currency exchange contracts were outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD (2,995)	USD 2,926	7/2/12	$(16)
MNB	CAD 48,911	USD (47,308)	7/3/12	732

				$716

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

CAD–Canadian Dollar

MNB–Mellon National Bank

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–5

LVIP Mid-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Mid-Cap Value Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$767,237
Foreign tax withheld	(10,710)

756,527

EXPENSES:
Management fees	458,348
Distribution expenses-Service Class	66,839
Accounting and administration fees	21,588
Reports and statements to shareholders	14,390
Custodian fees	13,965
Professional fees	11,142
Trustees’ fees	1,197
Pricing fees	1,149
Other	2,522

591,140
Less expenses waived/reimbursed	(8,085)

Total operating expenses	583,055

NET INVESTMENT INCOME	173,472

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,163,400
Foreign currencies	(2,001)
Foreign currency exchange contracts	(945)

Net realized gain	4,160,454

Net change in unrealized appreciation (depreciation) of:
Investments	5,669,290
Foreign currencies	(550)
Foreign currency exchange contracts	722

Net change in unrealized appreciation (depreciation)	5,669,462

NET REALIZED AND UNREALIZED GAIN	9,829,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,003,388

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$173,472	$219,227
Net realized gain	4,160,454	6,329,528
Net change in unrealized appreciation (depreciation)	5,669,462	(15,145,395)

Net increase (decrease) in net assets resulting from operations	10,003,388	(8,596,640)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,097,701	5,977,825
Service Class	10,243,019	24,984,736

	13,340,720	30,962,561

Cost of shares repurchased:
Standard Class	(5,688,191)	(14,250,519)
Service Class	(10,817,915)	(16,825,671)

	(16,506,106)	(31,076,190)

Decrease in net assets derived from capital share transactions	(3,165,386)	(113,629)

NET INCREASE (DECREASE) IN NET ASSETS	6,838,002	(8,710,269)
NET ASSETS:
Beginning of period	90,463,139	99,173,408

End of period (including undistributed net investment income of $415,229 and $244,703, respectively)	97,301,141	90,463,139

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–6

LVIP Mid-Cap Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Standard Class
	Six Months Ended 6/30/12[2]

		Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07[1]
Net asset value, beginning of period	$12.855	$14.176	$11.468	$8.089	$14.658	$14.473

Income (loss) from investment operations:
Net investment income[3]	0.034	0.049	0.049	0.058	0.069	0.066
Net realized and unrealized gain (loss)	1.381	(1.370)	2.691	3.371	(5.772)	0.170

Total from investment operations	1.415	(1.321)	2.740	3.429	(5.703)	0.236

Less dividends and distributions from:
Net investment income	—	—	(0.032)	(0.050)	(0.037)	(0.051)
Net realized gain	—	—	—	—	(0.829)	—

Total dividends and distributions	—	—	(0.032)	(0.050)	(0.866)	(0.051)

Net asset value, end of period	$14.270	$12.855	$14.176	$11.468	$8.089	$14.658

Total return[4]	11.01%	(9.32% )	23.90%	42.44%	(40.71% )	1.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,746	$42,579	$55,143	$46,759	$82,094	$92,072
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.04%	0.99%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.06%	1.07%	1.08%	1.10%	0.99%	1.03%
Ratio of net investment income to average net assets	0.48%	0.35%	0.40%	0.65%	0.62%	0.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.46%	0.32%	0.36%	0.59%	0.62%	0.41%
Portfolio turnover	29%	56%	48%	61%	70%	71%

[1]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Mid-Cap Value Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–7

LVIP Mid-Cap Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Service Class
	Six Months Ended 6/30/12[2]					4/30/07[1]
		Year Ended				to
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$12.827	$14.180	$11.475	$8.096	$14.656	$16.086

Income (loss) from investment operations:
Net investment income[3]	0.017	0.014	0.018	0.034	0.041	0.024
Net realized and unrealized gain (loss)	1.378	(1.367)	2.688	3.372	(5.763)	(1.425)

Total from investment operations	1.395	(1.353)	2.706	3.406	(5.722)	(1.401)

Less dividends and distributions from:
Net investment income	—	—	(0.001)	(0.027)	(0.009)	(0.029)
Net realized gain	—	—	—	—	(0.829)	—

Total dividends and distributions	—	—	(0.001)	(0.027)	(0.838)	(0.029)

Net asset value, end of period	$14.222	$12.827	$14.180	$11.475	$8.096	$14.656

Total return[4]	10.88%	(9.55% )	23.59%	42.09%	(40.85% )	(8.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,555	$47,884	$44,030	$25,224	$14,199	$14,885
Ratio of expenses to average net assets	1.29%	1.29%	1.29%	1.29%	1.24%	1.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.31%	1.32%	1.33%	1.35%	1.24%	1.27%
Ratio of net investment income to average net assets	0.23%	0.10%	0.15%	0.40%	0.37%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.21%	0.07%	0.11%	0.34%	0.37%	0.21%
Portfolio turnover	29%	56%	48%	61%	70%	71% [5]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–8

LVIP Mid-Cap Value Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Mid-Cap Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s

LVIP Mid-Cap Value Fund–9

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,734 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the first $25 million of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 1.04% of average daily net assets of the Fund for the Standard Class (and 1.29% for the Service Class). This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $3,972 and $527, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$69,893
Distribution fees payable to LFD	10,562

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $28,561,340 and sales of $32,672,495 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $86,952,112. At June 30, 2012, net unrealized appreciation was $9,834,282, of which $18,784,863 related to unrealized appreciation of investments and $8,950,581 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and

LVIP Mid-Cap Value Fund–10

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$89,254,300	$5,629,400	$2,680	$94,886,380
Short-Term Investment	1,900,014	—	—	1,900,014

Total	$91,154,314	$5,629,400	$2,680	$96,786,394

Foreign Currency Exchange Contracts	$—	$716	$—	$716

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $5,320,217 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund during the period. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011.

LVIP Mid-Cap Value Fund–11

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$125,524,902
Undistributed ordinary income	415,229
Realized gains 1/1/12–6/30/12	3,190,053
Capital loss carryforwards as of 12/31/11	(41,663,073)
Unrealized appreciation	9,834,030

Net assets	$97,301,141

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(2,946)	$2,946

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $5,997,466 expires in 2016 and $35,665,607 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital gains of $3,190,053, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	216,991	431,585
Service Class	716,369	1,828,708

	933,360	2,260,293

Shares repurchased:
Standard Class	(393,665)	(1,009,311)
Service Class	(754,021)	(1,200,645)

	(1,147,686)	(2,209,956)

Net increase (decrease)	(214,326)	50,337

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Mid-Cap Value Fund–12

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$21,677	$26,041

8. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mid-Cap Value Fund–13

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,000.00	0.85%	$4.23
Service Class Shares	1,000.00	998.70	1.10%	5.47
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.64	0.85%	$4.27
Service Class Shares	1,000.00	1,019.39	1.10%	5.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Security Type/Country	Percentage of Net Assets
Common Stock	98.32%
Australia	5.11%
Belgium	0.00%
France	15.96%
Germany	6.15%
Israel	2.39%
Italy	3.45%
Japan	21.41%
Netherlands	4.93%
Singapore	4.11%
Spain	6.32%
Switzerland	7.14%
Taiwan	1.63%
United Kingdom	19.72%
Short-Term Investment	1.30%
Total Value of Securities	99.62%
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Automobiles	2.43%
Building Products	2.24%
Chemicals	0.67%
Commercial Banks	4.50%
Construction & Engineering	1.78%
Containers & Packaging	1.55%
Diversified Financial Services	1.05%
Diversified Telecommunication Services	9.31%
Electric Utilities	2.94%
Electrical Equipment	1.76%
Electronic Equipment, Instruments & Components	1.00%
Food & Staples Retailing	9.68%
Food Products	2.93%
Hotels, Restaurants & Leisure	2.02%
Industrial Conglomerates	0.99%
Insurance	8.20%
Machinery	0.92%
Media	1.53%
Multi-Utilities	3.16%
Office Electronics	2.75%
Oil, Gas & Consumable Fuels	11.47%
Personal Products	2.34%
Pharmaceuticals	16.70%
Professional Services	0.23%

Sector	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	2.57%
Software	1.21%
Wireless Telecommunication Services	2.39%
Total	98.32%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
RWE	3.16%
Novartis	3.00%
Astella Pharma	3.00%
France Telecom	2.99%
Sanofi	2.97%
Tesco	2.96%
Iberdrola	2.93%
Unilever	2.93%
Canon	2.75%
Takeda Pharmaceutical	2.71%
Total	29.40%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK–98.32%
Australia–5.11%
Amcor	1,282,851	$9,367,681
AMP	2,757,214	10,975,045
QBE Insurance Group	766,351	10,594,642

		30,937,368

Belgium–0.00%
†*Ageas VVPR Strip	340,580	431

		431

France–15.96%
Carrefour	585,708	10,810,634
Cie de Saint-Gobain	366,720	13,544,128
France Telecom	1,378,479	18,116,918
†*GDF Suez VVPR Strip	60,186	76
Sanofi	237,291	17,955,326
†Societe Generale	192,788	4,518,836
Total	338,897	15,246,766
Vallourec	136,960	5,593,918
Vinci	230,915	10,787,157

		96,573,759

Germany–6.15%
Daimler	66,398	2,982,592
Deutsche Telekom	1,379,145	15,108,091
RWE	468,527	19,151,886

		37,242,569

Israel–2.39%
Teva Pharmaceutical Industries ADR	366,800	14,466,592

		14,466,592

Italy–3.45%
ENI	684,471	14,535,373
Intesa Sanpaolo	4,477,348	6,369,603

		20,904,976

Japan–21.41%
Astellas Pharma	415,800	18,144,976
Canon	417,700	16,670,626
HOYA	274,600	6,049,443
Kao	514,300	14,183,567
Nintendo	40,200	4,694,596
Seven & I Holdings	519,800	15,669,553
Shin-Etsu Chemical	73,500	4,047,498
Takeda Pharmaceutical	361,800	16,426,396
Tokio Marine Holdings	544,500	13,663,193
Tokyo Electron	121,500	5,697,731
Toyota Motor	290,700	11,733,298
Trend Micro	88,700	2,613,134

		129,594,011

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Netherlands–4.93%
†ING Groep CVA	950,132	$6,367,014
Koninklijke Ahold	1,148,038	14,214,920
Reed Elsevier	811,180	9,250,296

		29,832,230

Singapore–4.11%
Jardine Matheson Holdings	122,400	5,962,140
Singapore Telecommunications	3,595,000	9,412,964
United Overseas Bank	640,857	9,514,926

		24,890,030

Spain–6.32%
Banco Santander	1,033,174	6,831,740
Iberdrola	3,763,785	17,761,948
Telefonica	1,039,482	13,677,217

		38,270,905

Switzerland–7.14%
†ABB	651,998	10,641,468
Novartis	325,018	18,164,530
†Zurich Insurance Group	63,699	14,397,805

		43,203,803

Taiwan–1.63%
Taiwan Semiconductor Manufacturing ADR	704,316	9,832,251

		9,832,251

United Kingdom–19.72%
BG Group	558,659	11,436,205
BP	2,135,699	14,262,166
Compass Group	1,166,214	12,241,388
Experian	98,880	1,394,970
GlaxoSmithKline	700,033	15,900,066
Royal Dutch Shell Class A	413,874	13,962,463
Tesco	3,686,288	17,914,135
Unilever	528,481	17,742,515
Vodafone Group	5,149,765	14,474,267

		119,328,175

Total Common Stock (Cost $546,913,711)		595,077,100

SHORT-TERM INVESTMENT–1.30%
Money Market Mutual Fund–1.30%
Dreyfus Treasury & Agency Cash Management Fund	7,883,083	7,883,083

Total Short-Term Investment (Cost $7,883,083)		7,883,083

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.62% (Cost $554,796,794)	$602,960,183
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	2,288,327

NET ASSETS APPLICABLE TO 42,308,457 SHARES OUTSTANDING–100.00%	$605,248,510

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($478,272,472 / 33,421,682 Shares)	$14.310

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($126,976,038 / 8,886,775 Shares)	$14.288

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$624,783,287
Undistributed net investment income	15,913,145
Accumulated net realized loss on investments	(83,603,159)
Net unrealized appreciation of investments and derivatives	48,155,237

Total net assets	$605,248,510

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non income producing security.

*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

«	Includes foreign currencies valued at $266,638 with a cost of $262,822.

The	following foreign currency exchange contracts were outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD (26,696,500)	USD 27,261,091	7/31/12	$14,890
MNB	CHF 401,718	USD (416,029)	7/2/12	7,062
MNB	CHF 439,550	USD (459,732)	7/3/12	3,215
MNB	EUR 280,033	USD (352,253)	7/3/12	1,986
MNB	JPY (25,310,880)	USD 318,210	7/2/12	1,552

				$28,705

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

CHF–Swiss Franc

CVA–Dutch Certificate

EUR–European Monetary Unit

JPY–Japanese Yen

MNB–Mellon National Bank

USD–United States Dollar

VVPR Strip–Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Mondrian International Value Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$15,449,885
Foreign tax withheld	(1,303,256)

14,146,629

EXPENSES:
Management fees	2,031,595
Distribution expenses-Service Class	158,063
Accounting and administration expenses	114,888
Reports and statements to shareholders	43,869
Custodian fees	30,141
Professional fees	14,045
Trustees’ fees	6,765
Pricing fees	2,526
Other	8,416

Total operating expenses	2,410,308

NET INVESTMENT INCOME	11,736,321

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on: Investments	5,563,157
Foreign currencies	(133,213)
Foreign currency exchange contracts	728,409

Net realized gain	6,158,353

Net change in unrealized appreciation (depreciation) of: Investments	(13,106,889)
Foreign currencies	(38,144)
Foreign currency exchange contracts	(1,081,244)

Net change in unrealized appreciation (depreciation)	(14,226,277)

NET REALIZED AND UNREALIZED LOSS	(8,067,924)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,668,397

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,736,321	$19,932,825
Net realized gain	6,158,353	9,787,818
Net change in unrealized appreciation (depreciation)	(14,226,277)	(57,751,839)

Net increase (decrease) in net assets resulting from operations	3,668,397	(28,031,196)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(13,137,076)
Service Class	—	(3,834,765)

	—	(16,971,841)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	107,974,181	146,805,865
Service Class	13,301,072	26,752,526
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	13,137,076
Service Class	—	3,834,765

	121,275,253	190,530,232

Cost of shares repurchased:
Standard Class	(31,552,632)	(193,639,117)
Service Class	(11,541,009)	(30,875,314)

	(43,093,641)	(224,514,431)

Increase (decrease) in net assets derived from capital share transactions	78,181,612	(33,984,199)

NET INCREASE (DECREASE) IN NET ASSETS	81,850,009	(78,987,236)
NET ASSETS:
Beginning of period	523,398,501	602,385,737

End of period (including undistributed net investment income of $15,913,145 and $3,581,628, respectively)	$605,248,510	$523,398,501

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$14.310	$15.447	$15.593	$13.343	$24.163	$22.703

Income (loss) from investment operations:
Net investment income[2]	0.324	0.544	0.446	0.438	0.736	0.631
Net realized and unrealized gain (loss)	(0.324)	(1.192)	(0.076)	2.387	(9.302)	1.934

Total from investment operations	—	(0.648)	0.370	2.825	(8.566)	2.565

Less dividends and distributions from:
Net investment income	—	(0.489)	(0.516)	(0.470)	(0.937)	(0.482)
Net realized gain	—	—	—	(0.105)	(1.317)	(0.623)

Total dividends and distributions	—	(0.489)	(0.516)	(0.575)	(2.254)	(1.105)

Net asset value, end of period	$14.310	$14.310	$15.447	$15.593	$13.343	$24.163

Total return[3]	0.00%	(4.21% )	2.46%	21.24%	(36.65% )	11.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$478,273	$398,099	$467,375	$571,983	$550,891	$880,906
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.86%	0.80%	0.80%
Ratio of net investment income to average net assets	4.50%	3.47%	3.00%	3.25%	3.83%	2.62%
Portfolio turnover	8%	41%	20%	17%	13%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$14.306	$15.441	$15.588	$13.345	$24.134	$22.686

Income (loss) from investment operations:
Net investment income[2]	0.306	0.502	0.409	0.405	0.687	0.571
Net realized and unrealized gain (loss)	(0.324)	(1.187)	(0.078)	2.379	(9.278)	1.930

Total from investment operations	(0.018)	(0.685)	0.331	2.784	(8.591)	2.501

Less dividends and distributions from:
Net investment income	—	(0.450)	(0.478)	(0.436)	(0.881)	(0.430)
Net realized gain	—	—	—	(0.105)	(1.317)	(0.623)

Total dividends and distributions	—	(0.450)	(0.478)	(0.541)	(2.198)	(1.053)

Net asset value, end of period	$14.288	$14.306	$15.441	$15.588	$13.345	$24.134

Total return[3]	(0.13% )	(4.45% )	2.21%	20.92%	(36.81% )	11.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,976	$125,300	$135,011	$134,503	$123,626	$212,645
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.11%	1.05%	1.05%
Ratio of net investment income to average net assets	4.25%	3.22%	2.75%	3.00%	3.58%	2.37%
Portfolio turnover	8%	41%	20%	17%	13%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund; 0.75% of the next $200 million; and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $21,121 and $2,836, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$334,585
Distribution fees payable to LFD	24,562

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $131,443,012 and sales of $44,974,205 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $563,891,233. At June 30, 2012, net unrealized appreciation was $39,068,950, of which $102,593,824 related to unrealized appreciation of investments and $63,524,874 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$24,298,843	$570,778,257	$595,077,100
Short-Term Investment	7,883,083	—	7,883,083

Total	$32,181,926	$570,778,257	$602,960,183

Foreign Currency Exchange Contracts	$—	$28,705	$28,705

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $477,569,701 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$16,971,841

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$624,783,287
Undistributed ordinary income	17,023,094
Realized gains 1/1/12–6/30/12	4,582,541
Capital loss carryforwards as of 12/31/11	(79,091,261)
Unrealized appreciation	37,950,849

Net assets	$605,248,510

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of foreign currency exchange contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$595,196	$(595,196)

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in futures years, will expire as follows: $73,766,373 expires in 2017 and $5,324,888 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital gains of $4,582,541, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	7,777,287	9,542,218
Service Class	919,506	1,724,657
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	909,013
Service Class	—	265,871

	8,696,793	12,441,759

Shares repurchased:
Standard Class	(2,175,593)	(12,888,779)
Service Class	(791,599)	(1,975,542)

	(2,967,192)	(14,864,321)

Net increase (decrease)	5,729,601	(2,422,562)

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$1,138,738	$25,707,241

LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

8. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund–12

LVIP Money Market Fund

LVIP Money Market Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Money Market Fund

LVIP Money Market Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,000.10	0.20%	$0.99
Service Class Shares	1,000.00	1,000.10	0.20%	0.99
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.87	0.20%	$1.01
Service Class Shares	1,000.00	1,023.87	0.20%	1.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Money Market Fund–1

LVIP Money Market Fund

Security Type/Sector Allocation

As of June 30, 2012 (Unaudited)

Security Type/Sector	Percentage of Net Assets
Certificates of Deposit	12.24%
Commercial Paper	74.55%
Aerospace & Defense	3.83%
Chemicals	7.53%
Colleges & Universities	20.61%
Commercial Banks	17.25%
Consumer Finance	8.16%
Diversified Financial Services	4.39%
Energy Equipment & Services	3.14%
Food Products	4.03%
Health Care Providers & Services	3.73%
Industrial Conglomerates	1.88%
Corporate Bonds	7.10%
Commercial Banks	2.00%
Consumer Finance	0.25%
Diversified Financial Services	2.58%
Industrial Conglomerates	1.29%
Pharmaceuticals	0.98%
Municipal Bonds	5.92%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

LVIP Money Market Fund–2

LVIP Money Market Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Principal Amount (U.S. $)	Value (U. S. $)

CERTIFICATES OF DEPOSIT–12.24%
Bank of Montreal Chicago 0.12% 7/5/12	$35,000,000	$35,000,000
Bank of Nova Scotia Houston 0.18% 8/30/12	25,000,000	25,000,000
National Bank of Canada New York
0.43% 7/11/12	20,000,000	20,000,000
0.58% 6/13/13	10,000,000	10,000,000
Royal Bank of Canada New York 0.56% 10/23/12	7,500,000	7,500,936

Total Certificates of Deposit (Cost $97,500,936)		97,500,936

COMMERCIAL PAPER–74.55%
Aerospace & Defense–3.83%
≠Rockwell Collins 0.12% 7/6/12	30,500,000	30,499,492

		30,499,492

Chemicals–7.53%
≠BASF
0.17% 7/2/12	20,000,000	19,999,906
0.18% 8/9/12	15,000,000	14,997,075
≠duPont (E.I.) deNemours 0.19% 9/10/12	25,000,000	24,990,632

		59,987,613

Colleges & Universities–20.61%
≠Brown University
0.15% 8/1/12	6,700,000	6,699,135
0.16% 7/27/12	15,100,000	15,098,255
0.17% 8/1/12	10,000,000	9,998,536
≠Cornell University
0.15% 8/13/12	5,800,000	5,798,961
0.16% 9/12/12	7,500,000	7,497,567
≠0.19% 10/11/12	7,600,000	7,595,909
≠Dartmouth College 0.15% 8/13/12	4,500,000	4,499,194
Duke University 0.15% 8/13/12	5,475,000	5,474,019
Emory University
0.17% 9/12/12	7,500,000	7,500,000
0.17% 9/18/12	12,000,000	12,000,000
≠Lehigh University
0.15% 8/14/12	3,500,000	3,499,358
0.19% 7/17/12	3,500,000	3,499,704
≠Leland Stanford Junior University
0.16% 8/30/12	12,500,000	12,496,667
0.20% 9/14/12	10,000,000	9,995,833
≠University of Chicago
0.16% 8/7/12	12,500,000	12,497,944
0.16% 8/15/12	15,000,000	14,997,000
Yale University 0.13% 7/9/12	25,000,000	24,999,277

		164,147,359

	Principal Amount (U.S. $)	Value (U. S. $)

COMMERCIAL PAPER (continued)
Commercial Banks–17.25%
≠Abbey National North America 0.17% 7/2/12	$35,000,000	$34,999,834
≠Australia & New Zealand Bank 0.331% 11/15/12	20,686,000	20,660,022
≠Bank of Nova Scotia New York 0.08% 7/2/12	10,000,000	9,999,978
≠Barclays US Funding 0.02% 7/2/12	28,675,000	28,674,984
≠Toronto Dominion Bank 0.15% 7/27/12	8,060,000	8,059,127
≠Westpac Banking
0.25% 9/25/12	20,000,000	19,988,055
≠≥0.653% 9/5/12	15,000,000	14,982,125

		137,364,125

Consumer Finance–8.16%
≠American Honda Finance
0.16% 7/5/12	15,000,000	14,999,733
0.16% 8/7/12	15,000,000	14,997,533
≠Toyota Motor Credit
0.04% 7/2/12	20,000,000	19,999,978
0.381% 8/13/12	15,000,000	14,993,192

		64,990,436

Diversified Financial Services–4.39%
≠JPMorgan Chase 0.452% 10/25/12	10,000,000	9,985,500
≠≥National Australia Funding 0.07% 7/2/12	25,000,000	24,999,951

		34,985,451

Energy Equipment & Services–3.14%
≠Baker Hughes 0.13% 7/26/12	15,000,000	14,998,646
≠Schlumberger 0.17% 7/16/12	10,000,000	9,999,292

		24,997,938

Food Products–4.03%
≠Archer Daniels Midland 0.12% 7/11/12	22,140,000	22,139,262
≠Unilever Capital 0.452% 1/17/13	10,000,000	9,975,000

		32,114,262

Health Care Providers & Services–3.73%
Catholic Health Initiatives
0.16% 8/1/12	10,000,000	10,000,000
0.17% 9/12/12	10,000,000	10,000,000
≠0.20% 9/6/12	9,750,000	9,750,000

		29,750,000

LVIP Money Market Fund–3

LVIP Money Market Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U. S. $)

COMMERCIAL PAPER (continued)
Industrial Conglomerates–1.88%
≠Siemens Capital 0.16% 8/14/12	$15,000,000	$14,997,067

		14,997,067

Total Commercial Paper (Cost $593,833,743)		593,833,743

CORPORATE BONDS–7.10%
Commercial Banks–2.00%
Bank One 5.25% 1/30/13	4,655,000	4,773,804
#National Australia Bank 144A 5.35% 6/12/13	10,000,000	10,437,723
#Rabobank 144A 2.65% 8/17/12	750,000	751,948

		15,963,475

Consumer Finance–0.25%
#American Honda Finance 144A 0.616% 5/2/13	2,000,000	2,000,000

		2,000,000

Diversified Financial Services–2.58%
#Export Development Canada 144A 0.30% 3/7/13	7,750,000	7,750,000
General Electric Capital 5.25% 10/19/12	3,500,000	3,550,200
JPMorgan Chase
5.375% 10/1/12	5,500,000	5,564,834
5.75% 1/2/13	400,000	409,813
6.95% 8/10/12	3,250,000	3,271,956

		20,546,803

	Principal Amount (U.S. $)	Value (U. S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates–1.29%
General Electric 5.00% 2/1/13	$10,000,000	$10,261,981

		10,261,981

Pharmaceuticals–0.98%
GlaxoSmithKline 4.85% 5/15/13	7,500,000	7,783,427

		7,783,427

Total Corporate Bonds (Cost $56,555,686)		56,555,686

MUNICIPAL BONDS–5.92%
•Delaware River Port Authority Pennsylvania & New Jersey Revenue Series C 0.15% 1/1/26 (LOC–PNC Bank N.A.)	10,250,000	10,250,000
•Hanover County, Virginia Economic Development Authority Revenue (Bon Secours Health) Series D-2 0.18% 11/1/25 (LOC–U.S. Bank N.A.)	5,800,000	5,800,000
•Maryland State Health & Higher Educational Facilities Authority Revenue (Adjustable Pooled Loan Program) Series B 0.18% 4/1/35 (LOC–JPMorgan Chase Bank)	12,600,000	12,600,000
•New York State Housing Finance Agency Revenue (Broadway) Series B 0.18% 5/1/44 (LOC–Wells Fargo Bank N.A.)	3,450,000	3,450,000
Texas State Tax & Revenue Anticipation Notes Series A 2.50% 8/30/12	15,000,000	15,054,940

Total Municipal Bonds (Cost $47,154,940)		47,154,940

TOTAL VALUE OF SECURITIES–99.81% (Cost $795,045,305)r	795,045,305
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,490,431

NET ASSETS APPLICABLE TO 79,653,435 SHARES OUTSTANDING–100.00%	$796,535,736

NET ASSET VALUE–LVIP MONEY MARKET FUND STANDARD CLASS ($410,208,601 / 41,019,641 Shares)	$10.000

NET ASSET VALUE–LVIP MONEY MARKET FUND SERVICE CLASS ($386,327,135 / 38,633,794 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$796,532,404
Accumulated net realized gain on investments	3,332

Total net assets	$796,535,736

LVIP Money Market Fund– 4

LVIP Money Market Fund

Statement of Net Assets (continued)

≠	The rate shown is the effective yield at the time of purchase.

≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933 (Act), as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2012, the aggregate value of these securities equaled $39,982,076, which represented 5.02% of the Fund's net assets. See Note 7 in “Notes to Financial Statements.”

#	Securities exempt from registration under Rule 144A of the Act, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $20,939,671, which represented 2.63% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

r	Also the cost for federal income tax purposes.

LOC–Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–5

LVIP Money Market Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Money Market Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$934,465

EXPENSES:
Management fees	1,495,161
Distribution expenses-Service Class	449,699
Accounting and administration expenses	176,333
Reports and statements to shareholders	33,299
Professional fees	14,405
Trustees' fees	11,325
Custodian fees	5,666
Pricing fees	3,047
Other	13,597

2,202,532
Less expenses waived/reimbursed	(932,815)
Less waived distribution expenses-Service Class	(449,699)

Total operating expenses	820,018

NET INVESTMENT INCOME	114,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,447

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$114,447	$243,899
Net realized gain	—	3,332

Net increase in net assets resulting from operations	114,447	247,231

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(63,904)	(138,268)
Service Class	(50,543)	(105,768)
Net realized gain:
Standard Class	—	(563)
Service Class	—	(554)

	(114,447)	(245,153)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	193,120,223	475,109,568
Service Class	176,826,830	541,173,849
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	63,904	138,831
Service Class	50,543	106,322

	370,061,500	1,016,528,570

Cost of shares repurchased:
Standard Class	(272,116,908)	(504,711,669)
Service Class	(171,286,683)	(525,175,686)

	(443,403,591)	(1,029,887,355)

Decrease in net assets derived from capital share transactions	(73,342,091)	(13,358,785)

NET DECREASE IN NET ASSETS	(73,342,091)	(13,356,707)
NET ASSETS:
Beginning of period	869,877,827	883,234,534

End of period (there was no undistributed net investment income at either period end)	$796,535,736	$869,877,827

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–6

LVIP Money Market Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Money Market Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11		12/31/10		Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.000	$10.000		$10.000		$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.001	0.003		0.005		0.034	0.232	0.484

Total from investment operations	0.001	0.003		0.005		0.034	0.232	0.484

Less dividends and distributions from:
Net investment income	(0.001)	(0.003)		(0.005)		(0.034)	(0.232)	(0.484)
Net realized gain	—	—	[2]	—	[2]	— [2]	— [2]	—

Total dividends and distributions	(0.001)	(0.003)		(0.005)		(0.034)	(0.232)	(0.484)

Net asset value, end of period	$10.000	$10.000		$10.000		$10.000	$10.000	$10.000

Total return[3]	0.01%	0.03%		0.05%		0.32%	2.34%	4.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$410,209	$489,141		$518,604		$657,041	$891,527	$620,605
Ratio of expenses to average net assets	0.20%	0.19%		0.29%		0.43%	0.43%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.43%	0.43%		0.42%		0.43%	0.43%	0.44%
Ratio of net investment income to average net assets	0.03%	0.03%		0.05%		0.31%	2.23%	4.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.20% )	(0.21%	)	(0.08%	)	0.31%	2.23%	4.84%

[1]	Ratios have been annualized and total return has not been annualized.

[2]

For the years ended December 31, 2011, 2010, 2009 and 2008, net realized gain distributions of $563, $2,279, $8,501 and $3,216, respectively, were made by the Fund's Standard Class, which calculated to de minimus amounts of $0.000, $0.000, $0.000 and $0.000 per share, respectively.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–7

LVIP Money Market Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Money Market Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11		12/31/10		Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.000	$10.000		$10.000		$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.001	0.003		0.004		0.009	0.207	0.459

Total from investment operations	0.001	0.003		0.004		0.009	0.207	0.459

Less dividends and distributions from:
Net investment income	(0.001)	(0.003)		(0.004)		(0.009)	(0.207)	(0.459)
Net realized gain	—	—	[2]	—	[2]	— [2]	— [2]	—

Total dividends and distributions	(0.001)	(0.003)		(0.004)		(0.009)	(0.207)	(0.459)

Net asset value, end of period	$10.000	$10.000		$10.000		$10.000	$10.000	$10.000

Total return[3]	0.01%	0.03%		0.04%		0.08%	2.10%	4.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$386,327	$380,737		$364,631		$449,623	$649,414	$292,117
Ratio of expenses to average net assets	0.20%	0.19%		0.30%		0.65%	0.68%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.68%	0.68%		0.67%		0.68%	0.68%	0.69%
Ratio of net investment income to average net assets	0.03%	0.03%		0.04%		0.09%	1.98%	4.59%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.45% )	(0.46%	)	(0.33%	)	0.06%	1.98%	4.59%

[1]	Ratios have been annualized and total return has not been annualized.

[2]

For the years ended December 31, 2011, 2010, 2009 and 2008, net realized gain distributions of $554, $1,821, $6,114 and $1,871, respectively, were made by the Fund's Service Class, which calculated to de minimus amounts of $0.000, $0.000, $0.000 and $0.000 per share, respectively.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–8

LVIP Money Market Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Money Market Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (Sub-advisor), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $32,445 and $4,421, respectively.

LVIP Money Market Fund–9

LVIP Money Market Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees (Board). No distribution expenses are paid by Standard Class shares.

LFD and LIAC have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIAC. Amounts waived and/or reimbursed under this agreement can be recaptured for a period of up to three years from the year in which LFD and LIAC waived fees and/or reimbursed expenses for the Fund. The following table summarizes the amount of waived fees and/or reimbursed expenses that may be recaptured and the fiscal years they expire:

	Expiration Date
	2012	2013	2014	2015*	Total
LFD	$152,443	$1,050,792	$963,236	$449,699	$2,616,170
LIAC	—	1,379,913	2,133,318	932,815	4,446,046

Total	$152,443	$2,430,705	$3,096,554	$1,382,514	$7,062,216

*	The amount of waived fees and/or reimbursed expenses expiring in 2015 is an estimate and will change at the Fund’s year ending December 31, 2012.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$107,574

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing).
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 2
Corporate Bonds	$56,555,686
Municipal Bonds	47,154,940
Short-Term Investments	691,334,679

Total	$795,045,305

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a

LVIP Money Market Fund–10

LVIP Money Market Fund

Notes to Financial Statements (continued)

3. Investments (continued)

description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/12*	Year Ended 12/31/11
Ordinary income	$114,447	$245,153

*	Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$796,532,404
Undistributed ordinary income	3,332

Net assets	$796,535,736

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	19,312,023	47,510,958
Service Class	17,682,683	54,117,385
Shares issued upon reinvestment of dividends and distributions:
Standard Class	6,390	13,883
Service Class	5,054	10,632

	37,006,150	101,652,858

Shares repurchased:
Standard Class	(27,211,691)	(50,471,167)
Service Class	(17,128,668)	(52,517,569)

	(44,340,359)	(102,988,736)

Net decrease	(7,334,209)	(1,355,878)

7. Credit and Market Risk

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 46.87% of the Fund’s net assets at June 30, 2012. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The

LVIP Money Market Fund–11

LVIP Money Market Fund

Notes to Financial Statements (continued)

7. Credit and Market Risk (continued)

Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2012, no securities have been determined to be illiquid. Section 4(2) and Rule 144A securities have been identified on the Statement of Net Assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Money Market Fund–12

LVIP Protected American Allocation Target Risk Funds

LVIP Protected American Allocation Target Risk Funds

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Protected American Allocation

Target Risk Funds

LVIP Protected American Allocation Target Risk Funds

Disclosure

OF FUND EXPENSES

For the Period March 16, 2012* to June 30, 2012

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 16, 2012* to June 30, 2012.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Protected American Balanced Allocation Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12
Actual*
Standard Class Shares	$1,000.00	$982.00	0.48%	$1.39
Service Class Shares	1,000.00	981.00	0.83%	2.40
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,022.48	0.48%	$2.41
Service Class Shares	1,000.00	1,020.74	0.83%	4.17

LVIP Protected American Growth Allocation Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12
Actual*
Standard Class Shares	$1,000.00	$983.90	0.35%	$1.01
Service Class Shares	1,000.00	982.90	0.70%	2.03
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.12	0.35%	$1.76
Service Class Shares	1,000.00	1,021.38	0.70%	3.52

*	The Funds commenced operations on March 16, 2012. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 107/366 (to reflect the actual since inception).

**	Expenses Paid During Period for “Hypothetical” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Protected American Allocation Target Risk Funds–1

LVIP Protected American Allocation Target Risk Funds

Security Type/Sector Allocations

As of June 30, 2012 (Unaudited)

LVIP Protected American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	94.58%
Asset Allocation Fund	18.19%
Equity Funds	25.81%
Fixed Income Funds	40.11%
International Equity Funds	7.66%
International Fixed Income Fund	2.81%
Short-Term Investment	5.13%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

LVIP Protected American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	93.31%
Asset Allocation Fund	15.04%
Equity Funds	33.76%
Fixed Income Funds	21.96%
International Equity Funds	20.71%
International Fixed Income Fund	1.84%
Short-Term Investment	4.51%
Total Value of Securities	97.82%
Receivables and Other Assets Net of Liabilities	2.18%
Total Net Assets	100.00%

LVIP Protected American Allocation Target Risk Funds–2

LVIP Protected American Balanced Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–94.58%
Asset Allocation Fund–18.19%
*American Funds®–Capital Income Builder	423,825	$21,670,157

		21,670,157

Equity Funds–25.81%
*American Funds–
AMCAP Fund	446,552	9,078,397
Mutual Fund	540,686	14,803,993
**American Funds Insurance Series®–Growth-Income Fund	190,366	6,853,159

		30,735,549

Fixed Income Funds–40.11%
*American Funds–
Intermediate Bond Fund of America	323,743	4,438,510
Short-Term Bond Fund of America	329,742	3,323,796
**American Funds Insurance Series–
Bond Fund	1,577,414	17,793,234
High-Income Bond Fund	305,119	3,368,513
Mortgage Bond	526,681	5,545,952
U.S. Government/AAA-Rated Securities Fund	1,039,655	13,297,190

		47,767,195

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–7.66%
*American Funds–
EuroPacific Growth Fund	92,948	$3,440,949
New Perspective Fund	80,230	2,287,358
**American Funds Insurance Series–Global Small Capitalization Fund	186,992	3,395,772

		9,124,079

International Fixed Income Fund–2.81%
**American Funds Insurance Series–Global Bond Fund	276,436	3,344,879

		3,344,879

Total Unaffiliated Investment Companies (Cost $111,825,369)		112,641,859

SHORT-TERM INVESTMENT–5.13%
Money Market Mutual Fund–5.13%
Dreyfus Treasury & Agency Cash Management Fund	6,111,940	6,111,940

Total Short-Term Investment (Cost $6,111,940)		6,111,940

TOTAL VALUE OF SECURITIES–99.71% (Cost $117,937,309)	118,753,799
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	343,307

NET ASSETS APPLICABLE TO 12,140,546 SHARES OUTSTANDING–100.00%	$119,097,106

NET ASSET VALUE–LVIP PROTECTED AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($9,820 / 1,000 Shares)	$9.820

NET ASSET VALUE–LVIP PROTECTED AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($119,087,286 / 12,139,546 Shares)	$9.810

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$118,044,026
Undistributed net investment income	554,743
Accumulated net realized loss on investments	(290,359)
Net unrealized appreciation of investments and derivatives	788,696

Total net assets	$119,097,106

*	Class F-2 shares

**	Class 1 shares

«	Includes foreign currency valued at $17,602 with a cost of $17,504 and $54,781 cash pledged as collateral for future contracts.

LVIP Protected American Allocation Target Risk Funds–3

LVIP Protected American Balanced Allocation Fund

Statement of Net Assets (continued)

The	following futures contracts were outstanding at June 30, 2012:[1]

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) BP Currency	$(97,262)	$(97,981)	9/20/12	$(719)
(2) Euro STOXX 50	(54,629)	(57,049)	9/25/12	(2,420)
(5) FTSE 100 Index	(426,758)	(432,478)	9/25/12	(5,720)
(1) MSCI Emerging Markets MINI	(44,687)	(47,235)	9/22/12	(2,548)
(1) Russell 2000 MINI	(76,250)	(79,540)	9/22/12	(3,290)
(5) S&P 500 EMINI	(325,927)	(339,100)	9/22/12	(13,173)

	$(1,025,513)			$(27,870)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–4

LVIP Protected American Growth Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–93.31%
Asset Allocation Fund–15.04%
*American Funds®–Capital Income Builder	511,437	$26,149,771

		26,149,771

Equity Funds–33.76%
*American Funds–
AMCAP Fund	719,175	14,620,819
Mutual Fund	953,203	26,098,690
**American Funds Insurance Series®–Growth-Income Fund	499,921	17,997,164

		58,716,673

Fixed Income Funds–21.96%
*American Funds–Intermediate Bond Fund of America	347,619	4,765,852
**American Funds Insurance Series–
Bond Fund	1,552,760	17,515,133
High-Income Bond Fund	291,967	3,223,315
Mortgage Bond	301,593	3,175,772
U.S. Government/AAA-Rated Securities Fund	744,111	9,517,182

		38,197,254

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–20.71%
*American Funds–
EuroPacific Growth Fund	399,445	$14,787,465
New Perspective Fund	344,756	9,828,988
**American Funds Insurance Series–
Global Small Capitalization Fund	356,951	6,482,235
New World Fund	238,475	4,907,813

		36,006,501

International Fixed Income Fund–1.84%
**American Funds Insurance Series–Global Bond Fund	263,915	3,193,375

		3,193,375

Total Unaffiliated Investment Companies (Cost $161,076,047)		162,263,574

SHORT-TERM INVESTMENT–4.51%
Money Market Mutual Fund–4.51%
Dreyfus Treasury & Agency Cash Management Fund	7,832,683	7,832,683

Total Short-Term Investment (Cost $7,832,683)		7,832,683

TOTAL VALUE OF SECURITIES–97.82% (Cost $168,908,730)	170,096,257
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.18%	3,796,147

NET ASSETS APPLICABLE TO 17,692,444 SHARES OUTSTANDING–100.00%	$173,892,404

NET ASSET VALUE–LVIP PROTECTED AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($9,839 / 1,000 Shares)	$9.839

NET ASSET VALUE–LVIP PROTECTED AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($173,882,565 / 17,691,444 Shares)	$9.829

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$172,973,751
Undistributed net investment income	693,129
Accumulated net realized gain on investments	45,170
Net unrealized appreciation of investments and derivatives	180,354

Total net assets	$173,892,404

*	Class F-2 shares

**	Class 1 shares

«	Includes foreign currency valued at $283,309 with a cost of $281,604 and $1,541,363 cash pledged as collateral for future contracts.

LVIP Protected American Allocation Target Risk Funds–5

LVIP Protected American Growth Allocation Fund

Statement of Net Assets (continued)

The	following futures contracts were outstanding at June 30, 2012:[1]

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(69) BP Currency	$(6,689,416)	$(6,760,706)	9/20/12	$(71,290)
(7) Euro Currency	(1,095,673)	(1,108,450)	9/20/12	(12,777)
(40) Euro STOXX 50	(1,076,713)	(1,140,985)	9/25/12	(64,272)
(81) FTSE 100 Index	(6,860,480)	(7,006,152)	9/25/12	(145,672)
(54) MSCI Emerging Markets MINI	(2,451,945)	(2,550,690)	9/22/12	(98,745)
(16) Russell 2000 MINI	(1,204,958)	(1,272,640)	9/22/12	(67,682)
(197) S&P 500 EMINI	(12,856,119)	(13,360,540)	9/22/12	(504,421)
(13) S&P MID 400 EMINI	(1,177,711)	(1,221,350)	9/22/12	(43,639)

	$(33,413,015)			$(1,008,498)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–6

LVIP Protected American Allocation Target Risk Funds

Statements of Operations

March 16, 2012* to June 30, 2012 (Unaudited)

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$485,206	$703,007

EXPENSES:
Distribution expenses-Service Class	35,248	62,550
Management fees	25,364	44,809
Accounting and administration expenses	14,585	15,244
Professional fees	7,534	7,714
Reports and statements to shareholders	5,031	4,936
Custody fees	1,279	1,217
Trustees’ fees	61	126
Pricing fees	2	4
Other	197	408

	89,301	137,008
Less expenses waived/reimbursed	(4,911)	(10,283)

Total operating expenses	84,390	126,725

NET INVESTMENT INCOME	400,816	576,282

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	327,316	256,156
Investments in unaffiliated investment companies	(215,323)	(227,707)
Foreign currencies	(1,879)	(4,143)
Futures contracts	(246,546)	137,711

Net realized gain (loss)	(136,432)	162,017

Net change in unrealized appreciation (depreciation) of:
Investments	816,490	1,187,527
Foreign currencies	76	1,325
Futures contracts	(27,870)	(1,008,498)

Net change in unrealized appreciation (depreciation)	788,696	180,354

NET REALIZED AND UNREALIZED GAIN	652,264	342,371

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,053,080	$918,653

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–7

LVIP Protected American Allocation Target Risk Funds

Statements of Changes in Net Assets

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
	3/16/12* to 6/30/12 (Unaudited)	3/16/12* to 6/30/12 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$400,816	$576,282
Net realized gain (loss)	(136,432)	162,017
Net unrealized appreciation	788,696	180,354

Net increase in net assets resulting from operations	1,053,080	918,653

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,235,566	1,020,058
Service Class	125,273,139	180,958,567

	126,508,705	181,978,625

Cost of shares repurchased:
Standard Class	(1,199,533)	(984,096)
Service Class	(7,265,146)	(8,020,778)

	(8,464,679)	(9,004,874)

Increase in net assets derived from capital share transactions	118,044,026	172,973,751

NET INCREASE IN NET ASSETS	119,097,106	173,892,404
NET ASSETS:
Beginning of period	—	—

End of period	$119,097,106	$173,892,404

Undistributed net investment income	$554,743	$693,129

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–8

LVIP Protected American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected American Balanced Allocation Fund
	Standard Class	Service Class
	3/16/12[1] to 6/30/12 (Unaudited)	3/16/12[1] to 6/30/12 (Unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.121	0.110
Net realized and unrealized loss	(0.301)	(0.300)

Total from investment operations	(0.180)	(0.190)

Net asset value, end of period	$9.820	$9.810

Total return[3]	(1.80% )	(1.90% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$119,087
Ratio of expenses to average net assets[4]	0.48%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.53%	0.88%
Ratio of net investment income to average net assets	4.18%	3.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.13%	3.78%
Portfolio turnover	16%	16%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–9

LVIP Protected American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected American Growth Allocation Fund
	Standard Class	Service Class
	3/16/12[1] to 6/30/12 (Unaudited)	3/16/12[1] to 6/30/12 (Unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.101	0.090
Net realized and unrealized loss	(0.262)	(0.261)

Total from investment operations	(0.161)	(0.171)

Net asset value, end of period	$9.839	$9.829

Total return[3]	(1.61% )	(1.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$173,882
Ratio of expenses to average net assets[4]	0.35%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.41%	0.76%
Ratio of net investment income to average net assets	3.51%	3.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.45%	3.10%
Portfolio turnover	7%	7%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–10

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Funds will invest in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities. In addition to mutual fund investments, the Funds employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The investment objective of the LVIP Protected American Balanced Allocation Fund is to seek a balance between a high level of current income and growth of capital.

The investment objective of the LVIP Protected American Growth Allocation Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefits or expenses in the current period.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period March 16, 2012* through June 30, 2012.

*	Date of commencement of operations.

LVIP Protected American Allocation Target Risk Funds–11

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor and provides certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is in addition to the management fee paid to the investment advisors of the Underlying Funds (including LIAC).

LIAC has retained Wilshire Associates Incorporated (Wilshire) to provide consulting services to LIAC relating to asset allocation for the Funds and Milliman Financial Risk Management LLC (Milliman) to provide consulting services to LIAC relating to the risk management strategy for the Funds. LIAC pays Wilshire’s and Milliman’s consulting fees out of its advisory fees. Wilshire and Milliman have no advisory authority in relation to the Funds.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the period March 16, 2012* through June 30, 2012, fees for these administrative and legal services amounted as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Administration fees	$811	$1,433
Legal fees	66	102

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2012, the Funds had liabilities payable to affiliates as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Management fees payable to LIAC	$13,821	$19,522
Distribution fees payable to LFD	24,057	37,273

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

At June 30, 2012, Lincoln Life directly owned 100% of the Standard Class shares of the Funds.

*	Date of commencement of operations.

3. Investments

For the period March 16, 2012* through June 30, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Purchases	$119,690,026	$166,714,893
Sales	7,649,334	5,411,138

LVIP Protected American Allocation Target Risk Funds–12

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Cost of investments	$118,152,641	$169,136,438

Aggregate unrealized appreciation	$1,122,401	$1,530,703
Aggregate unrealized depreciation	(521,243)	(570,884)

Net unrealized appreciation	$601,158	$959,819

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Investment Companies	$112,641,859	$162,263,574
Short-Term Investment	6,111,940	7,832,683

Total	$118,753,799	$170,096,257

Futures Contracts	$(27,870)	$(1,008,498)

There were no Level 3 securities at the beginning or the end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the period March 16, 2012* through June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

*	Date of commencement of operations.

LVIP Protected American Allocation Target Risk Funds–13

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements (continued)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period March 16, 2012* through June 30, 2012.

*	Date of commencement of operations.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Shares of beneficial interest	$118,044,026	$172,973,751
Undistributed ordinary income	554,743	830,841
Undistributed long-term capital gains	—	135,166
Realized losses 3/16/12*–6/30/12	(75,027)	—
Unrealized appreciation (depreciation)	573,364	(47,354)

Net assets	$119,097,106	$173,892,404

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period March 16, 2012* through June 30, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Undistributed net investment income	$153,927	$116,847
Accumulated net realized loss	(153,927)	(116,847)

*	Date of commencement of operations.

6. Capital Shares

Transactions in capital shares were as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
	3/16/12* to 6/30/12	3/16/12* to 6/30/12
Shares sold:
Standard Class	125,068	102,484
Service Class	12,890,229	18,519,626

	13,015,297	18,622,110

Shares repurchased:
Standard Class	(124,068)	(101,484)
Service Class	(750,683)	(828,182)

	(874,751)	(929,666)

Net increase	12,140,546	17,692,444

*	Date of commencement of operations.

LVIP Protected American Allocation Target Risk Funds–14

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements (continued)

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Funds may invest in futures as part of their risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Funds deposit cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the period March 16, 2012* through June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period March 16, 2012* through June 30, 2012.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
LVIP Protected American Balanced Allocation Fund	$902,663	$519,878
LVIP Protected American Growth Allocation Fund	—	10,260,886

*	Date of commencement of operations.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Protected American Allocation Target Risk Funds–15

LVIP Protected American Allocation Target Risk Funds

Other Fund Information

Approval of Investment Management Agreement

On December 5, 2011, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider the organization and offering of two proposed new series of the Trust (the “New Funds”), including the investment management agreement (the “Advisory Agreement”) between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. Each of the New Funds would invest its assets in a variety of American Funds and funds in the American Funds Insurance Series (“AFIS”), advised by Capital Research and Management Company.

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (the “Administrator”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreements and the factors to consider in approving such agreements. Among other information, LIAC and the Administrator provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the proposed advisory fee and estimated net expense ratio of each New Fund to other funds, information about the estimated profitability to the Lincoln organization and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee and officers and employees of Lincoln Life and LIAC to consider the approval of the Advisory Agreement. In considering the approval of the Advisory Agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors. The Independent Trustees reported that they had considered, among others, the following factors and reached the following conclusions with respect to their recommendation to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of each New Fund to approve the Advisory Agreement and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement. Upon receiving the Independent Trustees’ report, the Board of Trustees (the “Board”) adopted the considerations and conclusions of the Independent Trustees.

Approval of Investment Management Agreement with LIAC

In considering the approval of the Advisory Agreement with LIAC with respect to the New Funds, the Board considered the nature, extent and quality of services proposed to be provided to the New Funds by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters. The Board also noted that it was anticipated that LIAC would engage Milliman, Inc. to provide risk management services and Wilshire Associates Incorporated to provide ongoing asset allocation services as consultants to LIAC, although LIAC would retain ultimate decision making authority.

The Board also considered that the Administrator would provide administrative services for the New Funds as it does for the existing funds of the Trust and that certain personnel of the Administrator would also be providing services to the New Funds on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to each New Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs LIAC would incur in providing services to the New Funds, and concluded that the estimated profitability of LIAC in connection with the management of each New Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as each New Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the New Funds. However, because each New Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the New Funds had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the New Funds, and noted that affiliates of LIAC provide various services to other LVIP Funds for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to funds. The Board also considered that the Lincoln organization may benefit from economies of scale when it bargains together with other Lincoln accounts for certain services from sub-advisers and other entities.

The Board noted the following factors specific to the named New Funds:

LVIP Protected American Balanced Allocation Fund

The Board considered the proposed investment management fee of .25% for the proposed New Fund was lower than the average and the same as the median management fee of the Morningstar Moderate Allocation peer group selected by LIAC and within range of the average and higher than the median management fee of the Morningstar Conservative Allocation peer group selected by LIAC. The Board also reviewed the management fee and expense ratio (including acquired fund fees and expenses (“AFFE”) of a peer group including the LVIP American Balanced Allocation Fund (standard class shares) and other mixed-asset target allocation moderate funds underlying variable insurance products as classified by Lipper Analytical (“Lipper balanced peer group”) provided by LIAC noting that the New Fund’s management fee was higher than the

LVIP Protected American Allocation Target Risk Funds–16

LVIP Protected American Allocation Target Risk Funds

Other Fund Information (continued)

Approval of Investment Management Agreement with LIAC (continued)

average management fee of the Lipper balanced peer group and that the estimated expense ratio was below the total expense ratio (including AFFE) of the Lipper balanced peer group. The Board concluded that the New Fund’s proposed management fee, in light of the estimated expense ratio, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

LVIP Protected American Growth Allocation Fund

The Board considered the proposed investment management fee of .25% for the proposed New Fund was lower than the average and the same as the median management fee of the Morningstar Moderate Allocation peer group selected by LIAC. The Board also reviewed the management fee and expense ratio including AFFE of a peer group including the LVIP American Growth Allocation Fund (standard class shares) and other mixed-asset target allocation growth funds underlying variable insurance products as classified by Lipper provided by LIAC (“Lipper growth peer group”) noting that the New Fund’s management fee was higher than the average management fee of the Lipper growth peer group and that the estimated expense ratio was below the average of the total expense ratio (including AFFE) of the Lipper growth peer group. The Board concluded that the New Fund’s proposed management fee, in light of the estimated expense ratio, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for each New Fund are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of each New Fund. The Board unanimously approved the Advisory Agreement for each New Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Protected American Allocation Target Risk Funds –17

LVIP Protected Profile Target Risk Funds

LVIP Protected Profile Target Risk Funds

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Protected Profile Target Risk Funds

LVIP Protected Profile Target Risk Funds

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Protected Profile Conservative Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,046.60	0.29%	$1.48
Service Class Shares	1,000.00	1,045.30	0.54%	2.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.42	0.29%	$1.46
Service Class Shares	1,000.00	1,022.18	0.54%	2.72

LVIP Protected Profile Moderate Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,037.00	0.28%	$1.42
Service Class Shares	1,000.00	1,035.70	0.53%	2.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.47	0.28%	$1.41
Service Class Shares	1,000.00	1,022.23	0.53%	2.66

LVIP Protected Profile Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,032.30	0.28%	$1.41
Service Class Shares	1,000.00	1,030.90	0.53%	2.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.47	0.28%	$1.41
Service Class Shares	1,000.00	1,022.23	0.53%	2.66

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Protected Profile Target Risk Funds–1

LVIP Protected Profile Target Risk Funds

Security Type/Sector Allocations

As of June 30, 2012 (Unaudited)

LVIP Protected Profile Conservative Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	83.01%
Equity Funds	22.42%
Fixed Income Funds	44.81%
International Equity Funds	9.02%
International Fixed Income Fund	6.76%
Unaffiliated Investment Companies	13.95%
Commodity Fund	0.99%
Equity Funds	5.14%
Fixed Income Funds	7.82%
Short-Term Investment	2.99%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

LVIP Protected Profile Moderate Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	83.64%
Equity Funds	30.38%
Fixed Income Funds	28.65%
International Equity Funds	18.85%
International Fixed Income Fund	5.76%
Unaffiliated Investment Companies	13.36%
Commodity Fund	0.99%
Equity Funds	6.77%
Fixed Income Funds	5.60%
Short-Term Investment	2.70%
Total Value of Securities	99.70%
Receivables and Other Assets Net of Liabilities	0.30%
Total Net Assets	100.00%

LVIP Protected Profile Growth Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	83.16%
Equity Funds	34.23%
Fixed Income Funds	19.77%
International Equity Funds	24.43%
International Fixed Income Fund	4.73%
Unaffiliated Investment Companies	12.78%
Commodity Fund	1.95%
Equity Funds	6.23%
Fixed Income Funds	4.60%
Short-Term Investment	3.58%
Total Value of Securities	99.52%
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%

LVIP Protected Profile Target Risk Funds–2

LVIP Protected Profile Conservative Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–83.01%
Equity Funds–22.42%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,123,551	$12,224,236
LVIP SSgA S&P 500 Index Fund	10,545,410	102,554,117
LVIP SSgA Small-Cap Index Fund	1,341,340	24,726,254

		139,504,607

Fixed Income Funds–44.81%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	2,057,645	23,570,321
LVIP Delaware Bond Fund	14,378,524	207,309,556
LVIP Delaware Diversified Floating Rate Fund	2,952,519	29,693,482
LVIP J.P. Morgan High Yield Fund	1,682,469	18,214,414

		278,787,773

International Equity Funds–9.02%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	808,347	6,211,335
LVIP Mondrian International Value Fund	875,736	12,531,788
LVIP SSgA Developed International 150 Fund	1,755,062	12,413,557
LVIP SSgA International Index Fund	3,523,329	24,955,738

		56,112,418

International Fixed Income Fund–6.76%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	3,636,322	42,072,250

		42,072,250

Total Affiliated Investment Companies (Cost $475,944,507)		516,477,048

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–13.95%
Commodity Fund–0.99%
**PIMCO CommodityRealReturn Strategy Portfolio	964,329	$6,190,994

		6,190,994

Equity Funds–5.14%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	1,616,699	15,568,817
Delaware VIP Value Series	551,478	10,312,644
***Fidelity® Variable Life Insurance Products–
†Fidelity VIP Mid Cap Portfolio	195,517	6,076,654

		31,958,115

Fixed Income Funds–7.82%
****American Funds®–
American Funds Mortgage Fund	1,305,477	13,368,082
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	3,291,117	35,280,776

		48,648,858

Total Unaffiliated Investment Companies (Cost $72,269,319)		86,797,967

SHORT-TERM INVESTMENT–2.99%
Money Market Mutual Fund–2.99%
Dreyfus Treasury & Agency Cash Management Fund	18,626,319	18,626,319

Total Short-Term Investment (Cost $18,626,319)		18,626,319

LVIP Protected Profile Target Risk Funds–3

LVIP Protected Profile Conservative Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.95% (Cost $566,840,145)	$621,901,334
*RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	309,216

NET ASSETS APPLICABLE TO 48,684,741 SHARES OUTSTANDING–100.00%	$622,210,550

NET ASSET VALUE–LVIP PROTECTED PROFILE CONSERVATIVE FUND STANDARD CLASS ($54,520,425 / 4,260,591 Shares)	$12.796

NET ASSET VALUE–LVIP PROTECTED PROFILE CONSERVATIVE FUND SERVICE CLASS ($567,690,125 / 44,424,150 Shares)	$12.779

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$554,709,870
Undistributed net investment income	16,333,577
Accumulated net realized loss	(3,841,941)
Net unrealized appreciation of investments and derivatives	55,009,044

Total net assets	$622,210,550

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

***	Initial Class.

****	Class F-2 shares.

*	Includes foreign currency valued at $26,267 with a cost of $26,067 and $217,923 pledged as collateral for futures contracts.

The	following futures contracts were outstanding at June 30, 2012:[1]

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8) Euro STOXX 50	$(212,302)	$(228,197)	9/25/12	$(15,895)
(2) FTSE 100 Index	(171,439)	(172,991)	9/25/12	(1,552)
(1) Nikkei 225	(109,456)	(112,717)	9/14/12	(3,261)
(8) Russell 2000	(604,863)	(636,320)	9/22/12	(31,457)

	$(1,098,060)			$(52,165)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–4

LVIP Protected Profile Moderate Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–83.64%
Equity Funds–30.38%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	6,445,734	$70,129,587
LVIP SSgA S&P 500 Index Fund	34,402,835	334,567,568
LVIP SSgA Small-Cap Index Fund	5,765,930	106,289,148
LVIP T. Rowe Price Growth Stock Fund	1,764,193	34,703,443

		545,689,746

Fixed Income Funds–28.65%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	5,907,052	67,665,281
LVIP Delaware Bond Fund	22,636,780	326,377,090
LVIP Delaware Diversified Floating Rate Fund	6,777,119	68,157,491
LVIP J.P. Morgan High Yield Fund	4,826,286	52,249,374

		514,449,236

International Equity Funds–18.85%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	4,637,300	35,633,016
LVIP MFS International Growth Fund	3,040,303	35,206,712
LVIP Mondrian International Value Fund	3,767,940	53,919,219
LVIP SSgA Developed International 150 Fund	7,552,425	53,418,303
LVIP SSgA Emerging Markets 100 Fund	4,922,873	52,827,353
LVIP SSgA International Index Fund	15,170,738	107,454,337

		338,458,940

International Fixed Income Fund–5.76%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	8,941,223	103,449,950

		103,449,950

Total Affiliated Investment Companies (Cost $1,392,064,999)		1,502,047,872

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–13.36%
Commodity Fund–0.99%
**PIMCO CommodityRealReturn Strategy Portfolio	2,766,040	$17,757,974

		17,757,974

Equity Funds–6.77%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	4,476,338	43,107,135
Delaware VIP Value Series	2,327,972	43,533,085
***Fidelity® Variable Life Insurance Products–
†Fidelity VIP Mid Cap Portfolio	1,121,710	34,862,744

		121,502,964

Fixed Income Funds–5.60%
****American Funds®–
American Funds Mortgage Fund	1,305,448	13,367,791
*Delaware VIP Trust–
Delaware VIP Diversified Income Series	8,139,316	87,253,463

		100,621,254

Total Unaffiliated Investment Companies (Cost $199,412,748)		239,882,192

SHORT-TERM INVESTMENT–2.70%
Money Market Mutual Fund–2.70%
Dreyfus Treasury & Agency Cash Management Fund	48,476,636	48,476,636

Total Short-Term Investment (Cost $48,476,636)		48,476,636

LVIP Protected Profile Target Risk Funds–5

LVIP Protected Profile Moderate Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.70% (Cost $1,639,954,383)	$1,790,406,700
*RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	5,456,061

NET ASSETS APPLICABLE TO 146,392,416 SHARES OUTSTANDING–100.00%	$1,795,862,761

NET ASSET VALUE–LVIP PROTECTED PROFILE MODERATE FUND STANDARD CLASS ($152,755,847 / 12,437,128 Shares)	$12.282

NET ASSET VALUE–LVIP PROTECTED PROFILE MODERATE FUND SERVICE CLASS ($1,643,106,914 / 133,955,288 Shares)	$12.266

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$1,718,875,816
Undistributed net investment income	36,628,270
Accumulated net realized loss	(99,233,678)
Net unrealized appreciation of investments and derivatives	139,592,353

Total net assets	$1,795,862,761

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

***	Initial Class.

****	Class F-2 shares.

*	Includes foreign currency valued at $3,005,218 with a cost of $2,997,117 and $14,529,659 pledged as collateral for futures contracts.

The	following futures contracts were outstanding at June 30, 2012: [1]

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(126) BP Currency	$(12,207,882)	$(12,345,637)	9/20/12	$(137,755)
(167) Euro Currency	(26,131,447)	(26,444,450)	9/20/12	(313,003)
(953) Euro STOXX 50	(25,564,928)	(27,183,965)	9/25/12	(1,619,037)
(142) FTSE 100 Index	(11,991,651)	(12,282,390)	9/25/12	(290,739)
(53) Japanese Yen Currency	(8,342,219)	(8,304,438)	9/20/12	37,781
(426) MINI MSCI Emerging Markets	(19,372,716)	(20,122,110)	9/22/12	(749,394)
(76) Nikkei 225	(8,095,732)	(8,566,460)	9/14/12	(470,728)
(456) Russell 2000 MINI	(34,038,094)	(36,270,240)	9/22/12	(2,232,146)
(1,701) S&P 500 EMINI	(110,601,213)	(115,361,820)	9/22/12	(4,760,607)
(89) S&P MID 400 EMINI	(8,031,151)	(8,361,550)	9/22/12	(330,399)

	$(264,377,033)			$(10,866,027)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–6

LVIP Protected Profile Growth Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–83.16%
Equity Funds–34.23%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,623,759	$50,306,497
LVIP SSgA S&P 500 Index Fund	30,452,598	296,151,512
LVIP SSgA Small-Cap Index Fund	4,136,543	76,253,035
LVIP T. Rowe Price Growth Stock Fund	1,265,635	24,896,308

		447,607,352

Fixed Income Funds–19.77%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	2,116,234	24,241,456
LVIP Delaware Bond Fund	12,820,129	184,840,618
LVIP Delaware Diversified Floating Rate Fund	2,430,786	24,446,410
LVIP J.P. Morgan High Yield Fund	2,307,930	24,985,651

		258,514,135

International Equity Funds–24.43%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	4,990,082	38,343,789
LVIP MFS International Growth Fund	2,180,949	25,255,393
LVIP Mondrian International Value Fund	2,703,008	38,680,047
LVIP SSgA Developed International 150 Fund	5,418,770	38,326,962
LVIP SSgA Emerging Markets 100 Fund	4,710,565	50,549,073
LVIP SSgA International Index Fund	18,127,868	128,399,692

		319,554,956

International Fixed Income Fund–4.73%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	5,344,825	61,839,629

		61,839,629

Total Affiliated Investment Companies (Cost $1,025,001,590)		1,087,516,072

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–12.78%
Commodity Fund–1.95%
**PIMCO CommodityRealReturn Strategy Portfolio	3,968,482	$25,477,653

		25,477,653

Equity Funds–6.23%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	2,948,272	28,391,859
Delaware VIP Value Series	1,504,240	28,129,282
***Fidelity® Variable Life Insurance Products–
†Fidelity VIP Mid Cap Portfolio	804,705	25,010,217

		81,531,358

Fixed Income Funds–4.60%
****American Funds®–
American Funds Mortgage Fund	1,193,111	12,217,460
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	4,474,477	47,966,391

		60,183,851

Total Unaffiliated Investment Companies (Cost $142,407,469)		167,192,862

SHORT-TERM INVESTMENT–3.58%
Money Market Mutual Fund–3.58%
Dreyfus Treasury & Agency Cash Management Fund	46,836,597	46,836,597

Total Short-Term Investment (Cost $46,836,597)		46,836,597

LVIP Protected Profile Target Risk Funds–7

LVIP Protected Profile Growth Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.52% (Cost $1,214,245,656)	$1,301,545,531
*RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	6,253,720

NET ASSETS APPLICABLE TO 113,340,957 SHARES OUTSTANDING–100.00%	$1,307,799,251

NET ASSET VALUE–LVIP PROTECTED PROFILE GROWTH FUND STANDARD CLASS ($131,768,034 / 11,407,897 Shares)	$11.551

NET ASSET VALUE–LVIP PROTECTED PROFILE GROWTH FUND SERVICE CLASS ($1,176,031,217 / 101,933,060 Shares)	$11.537

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$1,337,921,854
Undistributed net investment income	20,204,484
Accumulated net realized loss	(127,075,963)
Net unrealized appreciation of investments and derivatives	76,748,876

Total net assets	$1,307,799,251

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

***	Initial Class.

****	Class F-2 shares.

*	Includes foreign currency valued at $3,242,839 with a cost of $3,234,084 and $14,300,184 pledged as collateral for futures contracts.

The	following futures contracts were outstanding at June 30, 2012:[1]

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(135) BP Currency	$(13,076,776)	$(13,227,469)	9/20/12	$(150,693)
(178) Euro Currency	(27,846,930)	(28,186,300)	9/20/12	(339,370)
(1,016) Euro STOXX 50	(27,245,292)	(28,981,016)	9/25/12	(1,735,724)
(153) FTSE 100 Index	(12,912,472)	(13,233,842)	9/25/12	(321,370)
(60) Japanese Yen Currency	(9,445,931)	(9,401,250)	9/20/12	44,681
(433) MINI MSCI Emerging Markets	(19,662,865)	(20,452,755)	9/22/12	(789,890)
(87) Nikkei 225	(9,261,106)	(9,806,343)	9/14/12	(545,237)
(404) Russell 2000 MINI	(30,122,053)	(32,134,160)	9/22/12	(2,012,107)
(1,587) S&P 500 EMINI	(103,185,553)	(107,630,340)	9/22/12	(4,444,787)
(72) S&P MID 400 EMINI	(6,501,431)	(6,764,400)	9/22/12	(262,969)

	$(259,260,409)			$(10,557,466)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–8

LVIP Protected Profile Target Risk Funds

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
ASSETS:
Investments in affiliated investment companies, at value	$516,477,048	$1,502,047,872	$1,087,516,072
Investments in unaffiliated investment companies, at value	105,424,286	288,358,828	214,029,459
Receivables for fund shares sold	1,165,918	3,764,676	4,681,691
Restricted cash	191,648	11,518,709	11,051,213
Restricted foreign currencies, at value	26,275	3,010,950	3,248,971
Dividends receivable	968	985	898
Cash	158	426	352

TOTAL ASSETS	623,286,301	1,808,702,446	1,320,528,656

LIABILITIES:
Payables for investment companies shares purchased	612,866	3,911,803	4,284,473
Due to manager and affiliates	233,056	664,618	473,067
Payables for fund shares redeemed	102,930	753,694	555,011
Variation margin payable on futures contracts	90,457	7,464,380	7,371,175
Accrued expenses payable	36,434	39,458	39,547
Foreign currencies, at value	8	5,732	6,132

TOTAL LIABILITIES	1,075,751	12,839,685	12,729,405

TOTAL NET ASSETS	$622,210,550	$1,795,862,761	$1,307,799,251

Investments in affiliated investment companies, at cost	$475,944,507	$1,392,064,999	$1,025,001,590
Investments in unaffiliated investment companies, at cost	$90,895,638	$247,889,384	$189,244,066
Foreign currencies, at cost	$26,067	$2,997,117	$3,234,084

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–9

LVIP Protected Profile Target Risk Funds

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$1,595,191	$4,254,978	$2,652,236

EXPENSES:
Management fees	687,649	1,933,282	1,309,105
Distribution expenses-Service Class	620,290	1,743,979	1,145,113
Accounting and administration expenses	48,687	94,247	71,286
Reports and statements to shareholders	29,225	47,797	39,411
Professional fees	13,250	20,445	16,481
Trustees’ fees	6,639	18,604	12,236
Custodian fees	4,829	10,043	7,610
Pricing fees	221	616	413
Other	5,835	14,961	10,227

Total operating expenses	1,416,625	3,883,974	2,611,882

NET INVESTMENT INCOME	178,566	371,004	40,354

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	1,155,182	2,856,900	1,570,541
Investments in affiliated investment companies	(235,489)	(3,133,298)	(2,268,482)
Investments in unaffiliated investment companies	(25,516)	310,099	(128,643)
Foreign currencies	(5,921)	(83,594)	(88,666)
Futures contracts	933,169	(7,677,622)	(8,492,878)

Net realized gain (loss)	1,821,425	(7,727,515)	(9,408,128)

Net change in unrealized appreciation (depreciation) of:
Investments	21,812,977	68,379,739	47,622,800
Foreign currencies	(835)	(1,257)	(367)
Futures contracts	96,578	(9,280,243)	(9,052,094)

Net change in unrealized appreciation (depreciation)	21,908,720	59,098,239	38,570,339

NET REALIZED AND UNREALIZED GAIN	23,730,145	51,370,724	29,162,211

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,908,711	$51,741,728	$29,202,565

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–10

LVIP Protected Profile Target Risk Funds

Statements of Changes in Net Assets

	LVIP Protected Profile Conservative Fund		LVIP Protected Profile Moderate Fund		LVIP Protected Profile Growth Fund
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$178,566	$12,159,499	$371,004	$29,482,054	$40,354	$18,752,843
Net realized gain (loss)	1,821,425	35,257,872	(7,727,515)	96,176,761	(9,408,128)	55,406,643
Net change in unrealized appreciation (depreciation)	21,908,720	(30,967,605)	59,098,239	(114,895,747)	38,570,339	(78,109,489)

Net increase (decrease) in net assets resulting from operations	23,908,711	16,449,766	51,741,728	10,763,068	29,202,565	(3,950,003)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,050,178)	—	(2,578,033)	—	(2,544,664)
Service Class	—	(7,571,634)	—	(19,242,488)	—	(13,466,767)

	—	(8,621,812)	—	(21,820,521)	—	(16,011,431)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,899,296	15,219,278	14,817,421	33,531,465	10,042,499	27,229,708
Service Class	154,513,767	136,187,043	438,043,869	300,811,011	424,328,004	202,857,676
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,050,178	—	2,578,033	—	2,544,664
Service Class	—	7,571,634	—	19,242,488	—	13,466,766

	160,413,063	160,028,133	452,861,290	356,162,997	434,370,503	246,098,814

Cost of shares repurchased:
Standard Class	(7,533,283)	(14,272,963)	(11,210,825)	(36,168,762)	(10,487,120)	(17,753,121)
Service Class	(60,171,426)	(105,617,947)	(104,774,194)	(203,542,363)	(64,346,418)	(112,684,758)

	(67,704,709)	(119,890,910)	(115,985,019)	(239,711,125)	(74,833,538)	(130,437,879)

Increase in net assets derived from capital share transactions	92,708,354	40,137,223	336,876,271	116,451,872	359,536,965	115,660,935

NET INCREASE IN NET ASSETS	116,617,065	47,965,177	388,617,999	105,394,419	388,739,530	95,699,501
NET ASSETS:
Beginning of period	505,593,485	457,628,308	1,407,244,762	1,301,850,343	919,059,721	823,360,220

End of period	$622,210,550	$505,593,485	$1,795,862,761	$1,407,244,762	$1,307,799,251	$919,059,721

Undistributed net investment income	$16,333,577	$15,506,000	$36,628,270	$34,721,136	$20,204,484	$19,362,375

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds –11

LVIP Protected Profile Conservative Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Conservative Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11[2]	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$12.226	$12.033	$11.287	$9.472	$12.006	$11.392

Income (loss) from investment operations:
Net investment income[3]	0.018	0.343	0.311	0.413	0.379	0.276
Net realized and unrealized gain (loss)	0.552	0.097	0.862	1.924	(2.581)	0.605

Total from investment operations	0.570	0.440	1.173	2.337	(2.202)	0.881

Less dividends and distributions from:
Net investment income	—	(0.247)	(0.427)	(0.433)	(0.224)	(0.219)
Net realized gain	—	—	—	(0.089)	(0.108)	(0.048)

Total dividends and distributions	—	(0.247)	(0.427)	(0.522)	(0.332)	(0.267)

Net asset value, end of period	$12.796	$12.226	$12.033	$11.287	$9.472	$12.006

Total return[4]	4.66%	3.69%	10.49%	24.85%	(18.44% )	7.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54,521	$53,689	$50,853	$42,645	$49,661	$36,768
Ratio of expenses to average net assets[5]	0.29%	0.20%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.29%	0.30%	0.30%	0.30%	0.30%	0.33%
Ratio of net investment income to average net assets	0.29%	2.79%	2.67%	4.01%	3.47%	2.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.29%	2.69%	2.57%	3.91%	3.42%	2.24%
Portfolio turnover	10%	71%	37%	44%	27%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–12

LVIP Protected Profile Conservative Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Conservative Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11[2]	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$12.225	$12.031	$11.287	$9.474	$12.000	$11.387

Income (loss) from investment operations:
Net investment income[3]	0.003	0.312	0.282	0.387	0.352	0.246
Net realized and unrealized gain (loss)	0.551	0.098	0.860	1.922	(2.578)	0.604

Total from investment operations	0.554	0.410	1.142	2.309	(2.226)	0.850

Less dividends and distributions from:
Net investment income	—	(0.216)	(0.398)	(0.407)	(0.192)	(0.189)
Net realized gain	—	—	—	(0.089)	(0.108)	(0.048)

Total dividends and distributions	—	(0.216)	(0.398)	(0.496)	(0.300)	(0.237)

Net asset value, end of period	$12.779	$12.225	$12.031	$11.287	$9.474	$12.000

Total return[4]	4.53%	3.45%	10.21%	24.55%	(18.65% )	7.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$567,690	$451,904	$406,775	$331,005	$210,871	$161,511
Ratio of expenses to average net assets[5]	0.54%	0.45%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.54%	0.55%	0.55%	0.55%	0.55%	0.58%
Ratio of net investment income to average net assets	0.04%	2.54%	2.42%	3.76%	3.22%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.04%	2.44%	2.32%	3.66%	3.17%	1.99%
Portfolio turnover	10%	71%	37%	44%	27%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–13

LVIP Protected Profile Moderate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Moderate Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11[2]	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$11.844	$11.925	$10.964	$9.071	$12.926	$12.047

Income (loss) from investment operations:
Net investment income[3]	0.017	0.286	0.237	0.287	0.320	0.226
Net realized and unrealized gain (loss)	0.421	(0.151)	1.060	2.228	(3.708)	0.885

Total from investment operations	0.438	0.135	1.297	2.515	(3.388)	1.111

Less dividends and distributions from:
Net investment income	—	(0.216)	(0.336)	(0.433)	(0.222)	(0.173)
Net realized gain	—	—	—	(0.189)	(0.245)	(0.059)

Total dividends and distributions	—	(0.216)	(0.336)	(0.622)	(0.467)	(0.232)

Net asset value, end of period	$12.282	$11.844	$11.925	$10.964	$9.071	$12.926

Total return[4]	3.70%	1.18%	11.95%	28.04%	(26.62% )	9.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$152,756	$143,782	$144,874	$118,173	$118,274	$106,381
Ratio of expenses to average net assets[5]	0.28%	0.20%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.28%	0.28%	0.28%	0.29%	0.28%	0.29%
Ratio of net investment income to average net assets	0.27%	2.36%	2.10%	2.92%	2.86%	1.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.27%	2.28%	2.02%	2.83%	2.83%	1.74%
Portfolio turnover	12%	74%	32%	33%	21%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–14

LVIP Protected Profile Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Moderate Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11[2]	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$11.843	$11.924	$10.965	$9.074	$12.919	$12.041

Income (loss) from investment operations:
Net investment income[3]	0.001	0.255	0.209	0.263	0.292	0.194
Net realized and unrealized gain (loss)	0.422	(0.150)	1.057	2.225	(3.702)	0.884

Total from investment operations	0.423	0.105	1.266	2.488	(3.410)	1.078

Less dividends and distributions from:
Net investment income	—	(0.186)	(0.307)	(0.408)	(0.190)	(0.141)
Net realized gain	—	—	—	(0.189)	(0.245)	(0.059)

Total dividends and distributions	—	(0.186)	(0.307)	(0.597)	(0.435)	(0.200)

Net asset value, end of period	$12.266	$11.843	$11.924	$10.965	$9.074	$12.919

Total return[4]	3.57%	0.92%	11.67%	27.73%	(26.81% )	9.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,643,107	$1,263,463	$1,156,976	$954,447	$699,793	$688,803
Ratio of expenses to average net assets[5]	0.53%	0.45%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.53%	0.53%	0.53%	0.54%	0.53%	0.54%
Ratio of net investment income to average net assets	0.02%	2.11%	1.85%	2.67%	2.61%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.02%	2.03%	1.77%	2.58%	2.58%	1.49%
Portfolio turnover	12%	74%	32%	33%	21%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–15

LVIP Protected Profile Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Growth Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11[2]	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$11.190	$11.420	$10.416	$8.634	$13.386	$12.528

Income (loss) from investment operations:
Net investment income[3]	0.013	0.267	0.215	0.191	0.229	0.190
Net realized and unrealized gain (loss)	0.348	(0.270)	1.093	2.277	(4.644)	1.026

Total from investment operations	0.361	(0.003)	1.308	2.468	(4.415)	1.216

Less dividends and distributions from:
Net investment income	—	(0.227)	(0.304)	(0.433)	(0.117)	(0.212)
Net realized gain	—	—	—	(0.253)	(0.220)	(0.146)

Total dividends and distributions	—	(0.227)	(0.304)	(0.686)	(0.337)	(0.358)

Net asset value, end of period	$11.551	$11.190	$11.420	$10.416	$8.634	$13.386

Total return[4]	3.23%	0.02%	12.70%	29.03%	(33.42% )	9.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,768	$128,066	$118,849	$95,887	$107,072	$97,486
Ratio of expenses to average net assets[5]	0.28%	0.20%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.28%	0.28%	0.29%	0.29%	0.28%	0.29%
Ratio of net investment income to average net assets	0.23%	2.31%	2.01%	2.06%	2.05%	1.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.23%	2.23%	1.92%	1.97%	2.02%	1.40%
Portfolio turnover	14%	80%	33%	37%	21%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–16

LVIP Protected Profile Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Growth Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		12/31/11[2]	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$11.191		$11.421	$10.419	$8.639	$13.377	$12.520

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.001)		0.238	0.188	0.168	0.201	0.157
Net realized and unrealized gain (loss)	0.347		(0.270)	1.092	2.275	(4.635)	1.026

Total from investment operations	0.346		(0.032)	1.280	2.443	(4.434)	1.183

Less dividends and distributions from:
Net investment income	—		(0.198)	(0.278)	(0.410)	(0.084)	(0.180)
Net realized gain	—		—	—	(0.253)	(0.220)	(0.146)

Total dividends and distributions	—		(0.198)	(0.278)	(0.663)	(0.304)	(0.326)

Net asset value, end of period	$11.537		$11.191	$11.421	$10.419	$8.639	$13.377

Total return[4]	3.09%		(0.24% )	12.42%	28.72%	(33.58% )	9.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,176,031		$790,994	$704,511	$584,552	$436,286	$500,805
Ratio of expenses to average net assets[5]	0.53%		0.45%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.53%		0.53%	0.54%	0.54%	0.53%	0.54%
Ratio of net investment income (loss) to average net assets	(0.02%	)	2.06%	1.76%	1.81%	1.80%	1.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.02%	)	1.98%	1.67%	1.72%	1.77%	1.15%
Portfolio turnover	14%		80%	33%	37%	21%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–17

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Protected Profile Conservative Fund, LVIP Protected Profile Moderate Fund and LVIP Protected Profile Growth Fund, (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund will invest a significant portion of its assets in open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e. index funds). In addition to mutual fund investments, the Funds employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The investment objective of LVIP Protected Profile Conservative Fund is to seek a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Protected Profile Moderate Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Protected Profile Growth Profile Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of each Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP Protected Profile Target Risk Funds–18

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolios, and provides certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is in addition to the management fee paid to the investment advisors of the Underlying Funds (including LIAC).

LIAC has contractually agreed to reimburse each Fund to the extent that each Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.30% of the Fund’s average daily net assets for the standard class (0.55% for the service class). The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Wilshire Associates Incorporated (Wilshire) provides consulting services to LIAC relating to asset allocation strategy for the Funds and Milliman, Inc. (Milliman) provides consulting services to LIAC relating to risk management strategy for the Funds. LIAC pays Wilshire and Milliman consulting fees out of its advisory fees. Wilshire and Milliman have no advisory authority in relation to the Funds.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Funds during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Administration fees	$22,005	$61,865	$41,891
Legal fees	3,182	8,882	5,894

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2012, the Funds had liabilities payable to affiliates as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Management fees payable to LIAC	$122,045	$347,664	$249,751
Distribution fees payable to LFD	111,011	316,954	223,316

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Purchases	$154,473,932	$513,844,016	$484,319,155
Sales	55,158,930	182,117,350	138,838,051

LVIP Protected Profile Target Risk Funds–19

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Cost of investments	$574,025,081	$1,661,313,300	$1,230,529,564

Aggregate unrealized appreciation	$57,508,072	$160,299,698	$96,155,821
Aggregate unrealized depreciation	(9,631,819)	(31,206,298)	(25,139,854)

Net unrealized appreciation	$47,876,253	$129,093,400	$71,015,967

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Investment companies	$603,275,015	$1,741,930,064	$1,254,708,934
Short-Term Investment	18,626,319	48,476,636	46,836,597

Total	$621,901,334	$1,790,406,700	$1,301,545,531

Futures Contracts	$(52,165)	$(10,866,027)	$(10,557,466)

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2012. The tax character of dividends and distributions paid during year ended December 31, 2011 was as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Ordinary income	$8,621,812	$21,820,521	$16,011,431

LVIP Protected Profile Target Risk Funds–20

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Shares of beneficial interest	$554,709,870	$1,718,875,816	$1,337,921,854
Undistributed ordinary income	17,631,996	36,628,270	20,204,484
Undistributed long-term capital gains	3,771,838	—	—
Realized losses 1/1/12–6/30/12	—	(6,213,468)	(6,863,298)
Capital loss carryforwards as of 12/31/11	—	(63,037,054)	(98,245,609)
Unrealized appreciation	46,096,846	109,609,197	54,781,820

Net assets	$622,210,550	$1,795,862,761	$1,307,799,251

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts and pass-through consent dividends from the Underlying Funds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Undistributed net investment income	$649,011	$1,536,130	$801,755
Accumulated net realized gain (loss)	(649,011)	(1,536,130)	(801,755)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, for each Fund, if not utilized in future years, will expire as follows:

Years of Expiration	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
2017	$51,004,692	$77,398,724
2018	12,032,362	20,846,885

Total	$63,037,054	$98,245,609

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Funds had the following capital losses, which may increase the capital loss carryforwards:

LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
$6,213,468	$6,863,298

LVIP Protected Profile Target Risk Funds–21

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	LVIP Protected Profile Conservative Fund		LVIP Protected Profile Moderate Fund		LVIP Protected Profile Growth Fund
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11

Shares sold:
Standard Class	465,728	1,239,233	1,209,505	2,766,759	866,588	2,347,256
Service Class	12,214,636	11,110,809	35,809,494	24,880,595	36,796,960	17,526,648
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	87,100	—	221,718	—	230,643
Service Class	—	629,878	—	1,662,405	—	1,225,328

	12,680,364	13,067,020	37,018,999	29,531,477	37,663,548	21,329,875

Shares repurchased:
Standard Class	(596,472)	(1,161,260)	(911,799)	(2,998,235)	(903,852)	(1,539,709)
Service Class	(4,757,207)	(8,583,827)	(8,535,443)	(16,893,269)	(5,548,132)	(9,754,092)

	(5,353,679)	(9,745,087)	(9,447,242)	(19,891,504)	(6,451,984)	(11,293,801)

Net increase	7,326,685	3,321,933	27,571,757	9,639,973	31,211,564	10,036,074

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, each Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume Futures Contracts (Average Value)	Liability Derivative Volume Futures Contracts (Average Value)

LVIP Protected Profile Conservative Fund	$27,656,181	$4,623,107

LVIP Protected Profile Moderate Fund	33,906,360	128,808,573

LVIP Protected Profile Growth Fund	10,611,292	124,472,966

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

LVIP Protected Profile Target Risk Funds–22

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Protected Profile Target Risk Funds–23

LVIP Protected Profile Target Maturity Funds

LVIP Protected Profile Target Maturity Funds

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Protected Profile Target Maturity Funds

LVIP Protected Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Protected Profile 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,037.20	0.30%	$1.52
Service Class Shares	1,000.00	1,035.90	0.55%	2.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Protected Profile 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,032.00	0.30%	$1.52
Service Class Shares	1,000.00	1,030.70	0.55%	2.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Protected Profile 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,024.00	0.30%	$1.51
Service Class Shares	1,000.00	1,022.80	0.55%	2.77
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Protected Profile Target Maturity Funds–1

LVIP Protected Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP Protected Profile 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,020.30	0.30%	$1.51
Service Class Shares	1,000.00	1,019.00	0.55%	2.76
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Protected Profile 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,009.30	0.30%	$1.50
Service Class Shares	1,000.00	1,008.10	0.55%	2.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests significant portion of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Protected Profile Target Maturity Funds–2

LVIP Protected Profile Target Maturity Funds

Security Type/Sector Allocations

As of June 30, 2012 (Unaudited)

LVIP Protected Profile 2010 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	94.58%
Equity Funds	36.91%
Fixed Income Funds	39.64%
International Equity Funds	12.16%
International Fixed Income Fund	5.87%
Unaffiliated Investment Companies	3.98%
Commodity Fund	2.02%
Fixed Income Fund	0.97%
International Equity Fund	0.99%
Short-Term Investment	1.38%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

LVIP Protected Profile 2020 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	93.45%
Equity Funds	40.25%
Fixed Income Funds	31.45%
International Equity Funds	16.93%
International Fixed Income Fund	4.82%
Unaffiliated Investment Companies	3.95%
Commodity Fund	1.99%
International Equity Fund	1.96%
Short-Term Investment	2.01%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

LVIP Protected Profile 2030 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	91.04%
Equity Funds	43.76%
Fixed Income Funds	22.71%
International Equity Funds	19.78%
International Fixed Income Fund	4.79%
Unaffiliated Investment Companies	5.88%
Commodity Fund	2.96%
International Equity Fund	2.92%
Short-Term Investment	2.34%
Total Value of Securities	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%

LVIP Protected Profile 2040 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	90.49%
Equity Funds	50.04%
Fixed Income Fund	12.19%
International Equity Funds	25.42%
International Fixed Income Fund	2.84%
Unaffiliated Investment Companies	5.82%
Commodity Fund	2.93%
International Equity Fund	2.89%
Short-Term Investment	2.84%
Total Value of Securities	99.15%
Receivables and Other Assets Net of Liabilities	0.85%
Total Net Assets	100.00%

LVIP Protected Profile 2050 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	87.26%
Equity Funds	53.24%
Fixed Income Fund	2.74%
International Equity Funds	31.28%
Unaffiliated Investment Companies	6.60%
Commodity Fund	2.86%
International Equity Fund	3.74%
Short-Term Investment	5.85%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

LVIP Protected Profile Target Maturity Funds–3

LVIP Protected Profile 2010 Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.58%
Equity Funds–36.91%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	13,007	$471,816
LVIP SSgA S&P 500 Index Fund	1,419,430	13,803,952
LVIP SSgA Small-Cap Index Fund	156,181	2,879,033
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	31,003	471,867

		17,626,668

Fixed Income Funds–39.64%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	481,133	5,511,379
LVIP Delaware Bond Fund	160,780	2,318,122
LVIP Delaware Diversified Floating Rate Fund	92,045	925,692
LVIP SSgA Bond Index Fund	871,668	10,173,237

		18,928,430

International Equity Funds–12.16%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	125,736	966,155
LVIP SSgA International Index Fund	683,309	4,839,881

		5,806,036

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–5.87%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	242,480	$2,805,493

		2,805,493

Total Affiliated Investment Companies (Cost $37,381,387)		45,166,627

UNAFFILIATED INVESTMENT COMPANIES–3.98%
Commodity Fund–2.02%
**PIMCO CommodityRealReturn Strategy Portfolio	150,248	964,590

		964,590

Fixed Income Fund–0.97%
***American Funds®–
Mortgage FundSM	43,914	462,413

		462,413

International Equity Fund–0.99%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	27,388	474,909

		474,909

Total Unaffiliated Investment Companies (Cost $1,804,255)		1,901,912

SHORT-TERM INVESTMENT–1.38%
Money Market Mutual Fund–1.38%
Dreyfus Treasury & Agency Cash Management Fund	660,687	660,687

Total Short-Term Investment (Cost $660,687)		660,687

TOTAL VALUE OF SECURITIES–99.94% (Cost $39,846,329)	47,729,226
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	26,667

NET ASSETS APPLICABLE TO 4,345,500 SHARES OUTSTANDING–100.00%	$47,755,893

NET ASSET VALUE–LVIP PROTECTED PROFILE 2010 FUND STANDARD CLASS ($38,048,093 / 3,459,507 Shares)	$10.998

NET ASSET VALUE–LVIP PROTECTED PROFILE 2010 FUND SERVICE CLASS ($9,707,800 / 885,993 Shares)	$10.957

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$43,524,815
Undistributed net investment income	636,228
Accumulated net realized loss on investments	(4,114,276)
Net unrealized appreciation of investments and derivatives	7,709,126

Total net assets	$47,755,893

LVIP Protected Profile Target Maturity Funds–4

LVIP Protected Profile 2010 Fund

Statement of Net Assets (continued)

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

***	Class 1 shares.

«	Includes $218,613 cash and $55,209 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $(141) with a cost of $54,982.

The following futures contracts were outstanding at June 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) BP Currency	$(194,144)	$(195,962)	9/20/12	$(1,818)
(6) E-mini MSCI Emerging Markets	(272,344)	(283,410)	9/22/12	(11,066)
(7) E-mini Russell 2000	(525,995)	(556,780)	9/22/12	(30,785)
(34) E-mini S&P 500	(2,222,433)	(2,305,880)	9/22/12	(83,447)
(2) E-mini S&P MID 400	(182,105)	(187,900)	9/22/12	(5,795)
(3) Euro Currency	(471,015)	(475,050)	9/20/12	(4,035)
(15) Euro STOXX 50	(405,162)	(427,869)	9/25/12	(22,707)
(3) FTSE 100 Index	(253,749)	(259,487)	9/25/12	(5,738)
(1) Japanese Yen Currency	(157,497)	(156,688)	9/20/12	809
(2) Nikkei 225	(216,158)	(225,433)	9/14/12	(9,275)

	$(4,900,602)			$(173,857)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–5

LVIP Protected Profile 2020 Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.45%
Equity Funds–40.25%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	94,595	$3,240,168
LVIP Delaware Special Opportunities Fund	44,619	1,618,537
LVIP SSgA S&P 500 Index Fund	5,195,559	50,526,815
LVIP SSgA Small-Cap Index Fund	447,318	8,245,858
LVIP SSgA Small-Mid Cap 200 Fund	128,421	1,658,815
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	106,350	1,618,647

		66,908,840

Fixed Income Funds–31.45%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	1,238,063	14,182,016
LVIP Delaware Bond Fund	330,910	4,771,060
LVIP Delaware Diversified Floating Rate Fund	157,923	1,588,229
LVIP SSgA Bond Index Fund	2,718,638	31,729,229

		52,270,534

International Equity Funds–16.93%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	430,208	3,305,718
LVIP SSgA Emerging Markets 100 Fund	152,052	1,631,667
LVIP SSgA International Index Fund	3,276,331	23,206,254

		28,143,639

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.82%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	692,792	$8,015,601

		8,015,601

Total Affiliated Investment Companies
(Cost $133,778,389)		155,338,614

UNAFFILIATED INVESTMENT COMPANIES–3.95%
Commodity Fund–1.99%
**PIMCO CommodityRealReturn Strategy Portfolio	515,550	3,309,828

		3,309,828

International Equity Fund–1.96%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	187,782	3,256,140

		3,256,140

Total Unaffiliated Investment Companies
(Cost $6,216,813)		6,565,968

SHORT-TERM INVESTMENT–2.01%
Money Market Mutual Fund–2.01%
Dreyfus Treasury & Agency Cash Management Fund	3,348,033	3,348,033

Total Short-Term Investment (Cost $3,348,033)		3,348,033

TOTAL VALUE OF SECURITIES–99.41% (Cost $143,343,235)	165,252,615
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	975,440

NET ASSETS APPLICABLE TO 15,863,791 SHARES OUTSTANDING–100.00%	$166,228,055

NET ASSET VALUE–LVIP PROTECTED PROFILE 2020 FUND STANDARD CLASS ($141,839,180 / 13,529,150 Shares)	$10.484

NET ASSET VALUE–LVIP PROTECTED PROFILE 2020 FUND SERVICE CLASS ($24,388,875 / 2,334,641 Shares)	$10.447

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$155,391,789
Undistributed net investment income	1,700,393
Accumulated net realized loss on investments	(11,841,573)
Net unrealized appreciation of investments and derivatives	20,977,446

Total net assets	$166,228,055

LVIP Protected Profile Target Maturity Funds–6

LVIP Protected Profile 2020 Fund

Statement of Net Assets (continued)

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

«	Includes $1,225,441 cash and $342,571 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $(874) with a cost of $340,986.

The following futures contracts were outstanding at June 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(15) BP Currency	$(1,459,207)	$(1,469,718)	9/20/12	$(10,511)
(47) E-mini MSCI Emerging Markets	(2,148,539)	(2,220,045)	9/22/12	(71,506)
(39) E-mini Russell 2000	(2,940,648)	(3,102,060)	9/22/12	(161,412)
(182) E-mini S&P 500	(11,945,105)	(12,343,240)	9/22/12	(398,135)
(14) E-mini S&P MID 400	(1,270,398)	(1,315,300)	9/22/12	(44,902)
(18) Euro Currency	(2,825,298)	(2,850,300)	9/20/12	(25,002)
(103) Euro STOXX 50	(2,783,390)	(2,938,036)	9/25/12	(154,646)
(18) FTSE 100 Index	(1,527,729)	(1,556,923)	9/25/12	(29,194)
(7) Japanese Yen Currency	(1,104,453)	(1,096,813)	9/20/12	7,640
(11) Nikkei 225	(1,194,972)	(1,239,883)	9/14/12	(44,911)

	$(29,199,739)			$(932,579)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–7

LVIP Protected Profile 2030 Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–91.04%
Equity Funds–43.76%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	91,107	$3,120,679
LVIP Delaware Special Opportunities Fund	85,951	3,117,865
LVIP MFS Value Fund	64,605	1,566,547
LVIP SSgA S&P 500 Index Fund	5,486,557	53,356,763
LVIP SSgA Small-Mid Cap 200 Fund	247,312	3,194,536
†LVIP T. Rowe Price Growth Stock Fund	157,893	3,105,923
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	204,842	3,117,694

		70,580,007

Fixed Income Funds–22.71%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	529,686	6,067,552
LVIP SSgA Bond Index Fund	2,618,087	30,555,693

		36,623,245

International Equity Funds–19.78%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	414,271	3,183,262
LVIP Mondrian International Value Fund	112,307	1,607,107
LVIP SSgA Emerging Markets 100 Fund	146,400	1,571,019
LVIP SSgA International Index Fund	3,605,337	25,536,602

		31,897,990

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.79%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	667,122	$7,718,599

		7,718,599

Total Affiliated Investment Companies
(Cost $127,959,530)		146,819,841

UNAFFILIATED INVESTMENT COMPANIES–5.88%
Commodity Fund–2.96%
**PIMCO CommodityRealReturn Strategy Portfolio	744,771	4,781,429

		4,781,429

International Equity Fund–2.92%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	271,273	4,703,879

		4,703,879

Total Unaffiliated Investment Companies
(Cost $9,294,141)		9,485,308

SHORT-TERM INVESTMENT–2.34%
Money Market Mutual Fund–2.34%
Dreyfus Treasury & Agency Cash Management Fund	3,781,640	3,781,640

Total Short-Term Investment (Cost $3,781,640)		3,781,640

TOTAL VALUE OF SECURITIES–99.26% (Cost $141,035,311)	160,086,789
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	1,189,003

NET ASSETS APPLICABLE TO 15,708,716 SHARES OUTSTANDING–100.00%	$161,275,792

NET ASSET VALUE–LVIP PROTECTED PROFILE 2030 FUND STANDARD CLASS ($142,024,868 / 13,827,783 Shares)	$10.271

NET ASSET VALUE–LVIP PROTECTED PROFILE 2030 FUND SERVICE CLASS ($19,250,924 / 1,880,933 Shares)	$10.235

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$151,369,964
Undistributed net investment income	1,371,536
Accumulated net realized loss on investments	(9,114,048)
Net unrealized appreciation of investments and derivatives	17,648,340

Total net assets	$161,275,792

LVIP Protected Profile Target Maturity Funds–8

LVIP Protected Profile 2030 Fund

Statement of Net Assets (continued)

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

«	Includes $1,681,742 cash and $529,837 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $(1,111) with a cost of $526,873.

The following futures contracts were outstanding at June 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(25) BP Currency	$(2,430,509)	$(2,449,531)	9/20/12	$(19,022)
(81) E-mini MSCI Emerging Markets	(3,677,249)	(3,826,035)	9/22/12	(148,786)
(26) E-mini Russell 2000	(1,963,886)	(2,068,040)	9/22/12	(104,154)
(273) E-mini S&P 500	(17,882,000)	(18,514,860)	9/22/12	(632,860)
(30) E-mini S&P MID 400	(2,708,461)	(2,818,500)	9/22/12	(110,039)
(27) Euro Currency	(4,233,077)	(4,275,450)	9/20/12	(42,373)
(154) Euro STOXX 50	(4,149,669)	(4,392,792)	9/25/12	(243,123)
(29) FTSE 100 Index	(2,460,271)	(2,508,375)	9/25/12	(48,104)
(11) Japanese Yen Currency	(1,735,266)	(1,723,563)	9/20/12	11,703
(16) Nikkei 225	(1,736,317)	(1,803,465)	9/14/12	(67,148)

	$(42,976,705)			$(1,403,906)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–9

LVIP Protected Profile 2040 Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–90.49%
Equity Funds–50.04%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	61,282	$2,099,095
LVIP Delaware Special Opportunities Fund	86,724	3,145,923
LVIP MFS Value Fund	86,929	2,107,847
LVIP SSgA S&P 500 Index Fund	4,125,568	40,121,153
LVIP SSgA Small-Cap Index Fund	57,955	1,068,351
LVIP SSgA Small-Mid Cap 200 Fund	83,191	1,074,581
†LVIP T. Rowe Price Growth Stock Fund	106,222	2,089,487
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	206,689	3,145,801

		54,852,238

Fixed Income Fund–12.19%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	1,144,672	13,359,470

		13,359,470

International Equity Funds–25.42%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	418,811	3,218,141
LVIP MFS International Growth Fund	274,287	3,176,240
LVIP Mondrian International Value Fund	301,898	4,320,167
LVIP SSgA Emerging Markets 100 Fund	196,842	2,112,309

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA International Index Fund	2,123,120	$15,038,060

		27,864,917

International Fixed Income Fund–2.84%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	269,304	3,115,845

		3,115,845

Total Affiliated Investment Companies
(Cost $84,637,172)		99,192,470

UNAFFILIATED INVESTMENT COMPANIES–5.82%
Commodity Fund–2.93%
**PIMCO CommodityRealReturn Strategy Portfolio	500,999	3,216,412

		3,216,412

International Equity Fund–2.89%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	182,497	3,164,503

		3,164,503

Total Unaffiliated Investment Companies
(Cost $6,214,698)		6,380,915

SHORT-TERM INVESTMENT–2.84%
Money Market Mutual Fund–2.84%
Dreyfus Treasury & Agency Cash Management Fund	3,112,176	3,112,176

Total Short-Term Investment (Cost $3,112,176)		3,112,176

TOTAL VALUE OF SECURITIES–99.15% (Cost $93,964,046)	108,685,561
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.85%	937,111

NET ASSETS APPLICABLE TO 11,313,177 SHARES OUTSTANDING–100.00%	$109,622,672

NET ASSET VALUE–LVIP PROTECTED PROFILE 2040 FUND STANDARD CLASS ($95,922,456 / 9,892,801 Shares)	$9.696

NET ASSET VALUE–LVIP PROTECTED PROFILE 2040 FUND SERVICE CLASS ($13,700,216 / 1,420,376 Shares)	$9.645

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$102,095,692
Undistributed net investment income	881,825
Accumulated net realized loss on investments	(6,820,794)
Net unrealized appreciation of investments and derivatives	13,465,949

Total net assets	$109,622,672

LVIP Protected Profile Target Maturity Funds–10

LVIP Protected Profile 2040 Fund

Statement of Net Assets (continued)

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

«	Includes $1,571,066 cash and $479,019 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $(1,096) with a cost of $476,323.

The following futures contracts were outstanding at June 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(23) BP Currency	$(2,238,064)	$(2,253,569)	9/20/12	$(15,505)
(79) E-mini MSCI Emerging Markets	(3,596,792)	(3,731,565)	9/22/12	(134,773)
(26) E-mini Russell 2000	(1,962,856)	(2,068,040)	9/22/12	(105,184)
(248) E-mini S&P 500	(16,264,756)	(16,819,360)	9/22/12	(554,604)
(29) E-mini S&P MID 400	(2,624,144)	(2,724,550)	9/22/12	(100,406)
(25) Euro Currency	(3,922,314)	(3,958,750)	9/20/12	(36,436)
(144) Euro STOXX 50	(3,887,828)	(4,107,546)	9/25/12	(219,718)
(27) FTSE 100 Index	(2,289,133)	(2,335,384)	9/25/12	(46,251)
(8) Japanese Yen Currency	(1,262,912)	(1,253,500)	9/20/12	9,412
(12) Nikkei 225	(1,299,599)	(1,352,599)	9/14/12	(53,000)

	$(39,348,398)			$(1,256,465)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–11

LVIP Protected Profile 2050 Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–87.26%
Equity Funds–53.24%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	9,912	$339,507
LVIP Delaware Special Opportunities Fund	14,017	508,477
LVIP MFS Value Fund	13,965	338,634
LVIP SSgA S&P 500 Index Fund	697,194	6,780,215
LVIP SSgA Small-Cap Index Fund	28,031	516,720
LVIP SSgA Small-Mid Cap 200 Fund	26,760	345,664
†LVIP T. Rowe Price Growth Stock Fund	17,114	336,649
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	33,390	508,202

		9,674,068

Fixed Income Fund–2.74%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	42,701	498,366

		498,366

International Equity Funds–31.28%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	67,474	518,467
LVIP MFS International Growth Fund	29,428	340,780
LVIP Mondrian International Value Fund	48,483	693,797

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	31,565	$338,722
LVIP SSgA International Index Fund	535,539	3,793,227

		5,684,993

Total Affiliated Investment Companies
(Cost $15,418,923)		15,857,427

UNAFFILIATED INVESTMENT COMPANIES–6.60%
Commodity Fund–2.86%
**PIMCO CommodityRealReturn Strategy Portfolio	80,951	519,707

		519,707

International Equity Fund–3.74%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	39,232	680,289

		680,289

Total Unaffiliated Investment Companies
(Cost $1,198,732)		1,199,996

SHORT-TERM INVESTMENT–5.85%
Money Market Mutual Fund–5.85%
Dreyfus Treasury & Agency Cash Management Fund	1,061,979	1,061,979

Total Short-Term Investment (Cost $1,061,979)		1,061,979

TOTAL VALUE OF SECURITIES–99.71% (Cost $17,679,634)	18,119,402
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	53,381

NET ASSETS APPLICABLE TO 2,011,751 SHARES OUTSTANDING–100.00%	$18,172,783

NET ASSET VALUE–LVIP PROTECTED PROFILE 2050 FUND STANDARD CLASS ($16,196,115 / 1,792,356 Shares)	$9.036

NET ASSET VALUE–LVIP PROTECTED PROFILE 2050 FUND SERVICE CLASS ($1,976,668 / 219,395 Shares)	$9.010

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$18,224,918
Undistributed net investment income	30,282
Accumulated net realized loss on investments	(318,848)
Net unrealized appreciation of investments and derivatives	236,431

Total net assets	$18,172,783

LVIP Protected Profile Target Maturity Funds–12

LVIP Protected Profile 2050 Fund

Statement of Net Assets (continued)

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

«	Includes $271,336 cash and $171,391 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $(839) with a cost of $170,337.

The following futures contracts were outstanding at June 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(56) E-mini S&P 500	$(3,707,035)	$(3,797,920)	9/22/12	$(90,885)
(15) Euro Currency	(2,362,448)	(2,375,250)	9/20/12	(12,802)
(84) Euro STOXX 50	(2,296,034)	(2,396,068)	9/25/12	(100,034)

	$(8,365,517)			$(203,721)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–13

LVIP Protected Profile Target Maturity Funds

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
ASSETS:
Investments in affiliated investment companies, at value	$45,166,627	$155,338,614	$146,819,841	$99,192,470	$15,857,427
Investments in unaffiliated investment companies, at value	2,562,599	9,914,001	13,266,948	9,493,091	2,261,975
Cash collateral	218,613	1,225,441	1,681,742	1,571,066	271,336
Foreign currencies collateral, at value	55,209	342,571	529,837	479,019	171,391
Receivables for fund shares sold	2,276	426,358	123,247	49,758	98,730
Cash	20	65	73	57	17
Dividends receivable	—	2	2	2	1
Due from manager	—	—	—	—	4,622
Receivables for investment companies sold	—	—	95,268	—	—

TOTAL ASSETS	48,005,344	167,247,052	162,516,958	110,785,463	18,665,499

LIABILITIES:
Variation margin payable on futures contracts	137,672	810,421	1,170,293	1,098,600	261,225
Payables for fund shares redeemed	51,022	5,027	6,896	9,876	6
Accrued expenses payable	37,587	39,704	39,810	38,829	23,532
Payables for investment companies purchased	21,528	137,639	—	1,599	207,114
Due to manager and affiliates	1,501	25,332	23,056	12,791	—
Foreign currencies, at value	141	874	1,111	1,096	839

TOTAL LIABILITIES	249,451	1,018,997	1,241,166	1,162,791	492,716

TOTAL NET ASSETS	$47,755,893	$166,228,055	$161,275,792	$109,622,672	$18,172,783

Investments in affiliated investment companies, at cost	$37,381,387	$133,778,389	$127,959,530	$84,637,172	$15,418,923
Investments in unaffiliated investment companies, at cost	$2,464,942	$9,564,846	$13,075,781	$9,326,874	$2,260,711
Foreign currencies, at cost	$54,982	$340,986	$526,873	$476,323	$170,337

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–14

LVIP Protected Profile Target Maturity Funds

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$15,900	$60,177	$85,315	$58,671	$5,809

EXPENSES:
Management fees	46,353	139,890	130,501	91,987	6,608
Accounting and administration expenses	25,189	28,559	28,209	26,828	23,747
Reports and statements to shareholders	23,770	28,398	28,500	26,499	8,050
Distribution fees-Service Class	12,542	30,969	23,115	16,675	2,295
Professional fees	9,367	9,933	9,862	9,617	9,159
Custodian fees	2,192	2,767	2,512	2,601	2,245
Trustees' fees	449	1,337	1,171	848	46
Pricing fees	23	69	63	45	2
Other	2,046	2,815	2,813	2,514	2,086

	121,931	244,737	226,746	177,614	54,238
Less expenses waived/reimbursed	(53,765)	(45,901)	(47,030)	(50,555)	(44,013)

Total operating expenses	68,166	198,836	179,716	127,059	10,225

NET INVESTMENT LOSS	(52,266)	(138,659)	(94,401)	(68,388)	(4,416)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	1,225	—	—	—	—
Investments in affiliated investment companies	782,699	993,603	587,383	303,679	(56,959)
Investments in unaffiliated investment companies	(13,812)	(27,484)	(18,935)	(29,243)	(8,161)
Futures contracts	(343,150)	(1,383,318)	(1,662,142)	(1,495,645)	(93,272)
Foreign currencies	(2,554)	(6,172)	(7,257)	(7,518)	(2,522)

Net realized gain (loss)	424,408	(423,371)	(1,100,951)	(1,228,727)	(160,914)
Net change in unrealized appreciation (depreciation) of:
Investments	1,110,628	5,023,339	4,821,905	3,864,205	511,704
Futures contracts	(55,621)	(498,046)	(966,206)	(854,774)	(179,201)
Foreign currencies	411	2,131	2,207	2,423	500

Net change in unrealized appreciation (depreciation)	1,055,418	4,527,424	3,857,906	3,011,854	333,003

NET REALIZED AND UNREALIZED GAIN	1,479,826	4,104,053	2,756,955	1,783,127	172,089

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,427,560	$3,965,394	$2,662,554	$1,714,739	$167,673

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–15

LVIP Protected Profile Target Maturity Funds

Statements of Changes in Net Assets

	LVIP Protected Profile 2010 Fund		LVIP Protected Profile 2020 Fund		LVIP Protected Profile 2030 Fund
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(52,266)	$546,349	$(138,659)	$1,519,525	$(94,401)	$1,282,554
Net realized gain (loss)	424,408	598,335	(423,371)	93,407	(1,100,951)	666,652
Net change in unrealized appreciation (depreciation)	1,055,418	(730,349)	4,527,424	(1,505,088)	3,857,906	(2,574,308)

Net increase (decrease) in net assets resulting from operations	1,427,560	414,335	3,965,394	107,844	2,662,554	(625,102)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(187,936)	—	(552,079)	—	(443,811)
Service Class	—	(76,696)	—	(186,540)	—	(113,199)

	—	(264,632)	—	(738,619)	—	(557,010)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,362,659	9,054,792	70,225,148	24,950,499	73,192,492	20,417,932
Service Class	1,004,045	2,840,823	1,580,871	6,105,950	2,184,066	4,444,659
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	187,936	—	552,079	—	443,811
Service Class	—	76,696	—	186,540	—	113,199

	16,366,704	12,160,247	71,806,019	31,795,068	75,376,558	25,419,601

Cost of shares repurchased:
Standard Class	(3,129,847)	(6,569,954)	(6,559,731)	(16,915,899)	(4,375,375)	(10,729,116)
Service Class	(1,735,397)	(3,813,370)	(4,596,524)	(3,955,197)	(769,580)	(3,080,387)

	(4,865,244)	(10,383,324)	(11,156,255)	(20,871,096)	(5,144,955)	(13,809,503)

Increase in net assets derived from capital share transactions	11,501,460	1,776,923	60,649,764	10,923,972	70,231,603	11,610,098

NET INCREASE IN NET ASSETS	12,929,020	1,926,626	64,615,158	10,293,197	72,894,157	10,427,986
NET ASSETS:
Beginning of period	34,826,873	32,900,247	101,612,897	91,319,700	88,381,635	77,953,649

End of period	$47,755,893	$34,826,873	$166,228,055	$101,612,897	$161,275,792	$88,381,635

Undistributed net investment income	$636,228	$621,327	$1,700,393	$1,668,520	$1,371,536	$1,334,680

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–16

LVIP Protected Profile Target Maturity Funds

Statements of Changes in Net Assets (continued)

	LVIP Protected Profile 2040 Fund		LVIP Protected Profile 2050 Fund
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	5/2/11* to 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(68,388)	$854,544	$(4,416)	$30,092
Net realized gain (loss)	(1,228,727)	604,757	(160,914)	(162,885)
Net change in unrealized appreciation (depreciation)	3,011,854	(2,613,424)	333,003	(96,572)

Net increase (decrease) in net assets resulting from operations	1,714,739	(1,154,123)	167,673	(229,365)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(301,328)	—	—
Service Class	—	(77,934)	—	—

	—	(379,262)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	47,255,423	17,456,707	15,228,079	2,123,043
Service Class	1,646,669	4,228,455	230,134	1,939,267
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	301,328	—	—
Service Class	—	77,934	—	—

	48,902,092	22,064,424	15,458,213	4,062,310

Cost of shares repurchased:
Standard Class	(4,864,810)	(8,140,922)	(789,547)	(493,150)
Service Class	(690,409)	(2,999,170)	(621)	(2,730)

	(5,555,219)	(11,140,092)	(790,168)	(495,880)

Increase in net assets derived from capital share transactions	43,346,873	10,924,332	14,668,045	3,566,430

NET INCREASE IN NET ASSETS	45,061,612	9,390,947	14,835,718	3,337,065
NET ASSETS:
Beginning of period	64,561,060	55,170,113	3,337,065	—

End of period	$109,622,672	$64,561,060	$18,172,783	$3,337,065

Undistributed net investment income	$881,825	$846,897	$30,282	$27,663

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–17

LVIP Protected Profile 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2010 Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended				4/30/07[3] to 12/31/07
			12/31/11[2]	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.604		$10.553	$9.571	$7.899	$10.613	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.012)		0.180	0.141	0.176	0.274	0.150
Net realized and unrealized gain (loss)	0.406		(0.045)	0.951	1.743	(2.813)	0.511

Total from investment operations	0.394		0.135	1.092	1.919	(2.539)	0.661

Less dividends and distributions from:
Net investment income	—		(0.084)	(0.110)	(0.158)	(0.166)	(0.048)
Net realized gain	—		—	—	(0.089)	(0.009)	—

Total dividends and distributions	—		(0.084)	(0.110)	(0.247)	(0.175)	(0.048)

Net asset value, end of period	$10.998		$10.604	$10.553	$9.571	$7.899	$10.613

Total return[5]	3.72%		1.29%	11.42%	24.40%	(23.91% )	6.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,048		$24,751	$21,962	$15,684	$9,428	$4,395
Ratio of expenses to average net assets[6]	0.30%		0.26%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.59%		0.62%	0.61%	0.63%	0.85%	3.43%
Ratio of net investment income (loss) to average net assets	(0.21%	)	1.67%	1.42%	2.05%	2.93%	2.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.50%	)	1.31%	1.01%	1.62%	2.33%	(1.06% )
Portfolio turnover	21%		56%	35%	114%	75%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–18

LVIP Protected Profile 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2010 Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended				4/30/07[3] to 12/31/07
			12/31/11[2]	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.577		$10.553	$9.573	$7.903	$10.608	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.025)		0.153	0.116	0.155	0.251	0.133
Net realized and unrealized gain (loss)	0.405		(0.045)	0.949	1.741	(2.808)	0.509

Total from investment operations	0.380		0.108	1.065	1.896	(2.557)	0.642

Less dividends and distributions from:
Net investment income	—		(0.084)	(0.085)	(0.137)	(0.139)	(0.034)
Net realized gain	—		—	—	(0.089)	(0.009)	—

Total dividends and distributions	—		(0.084)	(0.085)	(0.226)	(0.148)	(0.034)

Net asset value, end of period	$10.957		$10.577	$10.553	$9.573	$7.903	$10.608

Total return[5]	3.59%		1.03%	11.14%	24.10%	(24.10% )	6.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,708		$10,076	$10,938	$10,945	$6,729	$1,588
Ratio of expenses to average net assets[6]	0.55%		0.51%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.84%		0.87%	0.86%	0.88%	1.10%	3.68%
Ratio of net investment income (loss) to average net assets	(0.46%	)	1.42%	1.17%	1.80%	2.68%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.75%	)	1.06%	0.76%	1.37%	2.08%	(1.31% )
Portfolio turnover	21%		56%	35%	114%	75%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–19

LVIP Protected Profile 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2020 Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended				4/30/07[3] to 12/31/07
			12/31/11[2]	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.159		$10.217	$9.202	$7.547	$10.494	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.010)		0.170	0.141	0.167	0.239	0.130
Net realized and unrealized gain (loss)	0.335		(0.148)	0.962	1.759	(3.060)	0.407

Total from investment operations	0.325		0.022	1.103	1.926	(2.821)	0.537

Less dividends and distributions from:
Net investment income	—		(0.080)	(0.088)	(0.155)	(0.116)	(0.043)
Net realized gain	—		—	—	(0.116)	(0.010)	—

Total dividends and distributions	—		(0.080)	(0.088)	(0.271)	(0.126)	(0.043)

Net asset value, end of period	$10.484		$10.159	$10.217	$9.202	$7.547	$10.494

Total return[5]	3.20%		0.22%	12.00%	25.66%	(26.89% )	5.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$141,839		$75,045	$66,870	$42,389	$24,786	$9,355
Ratio of expenses to average net assets[6]	0.30%		0.26%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.38%		0.41%	0.41%	0.45%	0.56%	1.70%
Ratio of net investment income (loss) to average net assets	(0.19%	)	1.64%	1.47%	2.02%	2.66%	1.86%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.27%	)	1.49%	1.26%	1.77%	2.35%	0.41%
Portfolio turnover	17%		51%	22%	83%	55%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–20

LVIP Protected Profile 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2020 Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended				4/30/07[3] to 12/31/07
			12/31/11[2]	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.136		$10.219	$9.205	$7.552	$10.490	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.023)		0.144	0.117	0.146	0.217	0.113
Net realized and unrealized gain (loss)	0.334		(0.147)	0.961	1.758	(3.056)	0.406

Total from investment operations	0.311		(0.003)	1.078	1.904	(2.839)	0.519

Less dividends and distributions from:
Net investment income	—		(0.080)	(0.064)	(0.135)	(0.089)	(0.029)
Net realized gain	—		—	—	(0.116)	(0.010)	—

Total dividends and distributions	—		(0.080)	(0.064)	(0.251)	(0.099)	(0.029)

Net asset value, end of period	$10.447		$10.136	$10.219	$9.205	$7.552	$10.490

Total return[5]	3.07%		(0.02% )	11.72%	25.35%	(27.07% )	5.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,389		$26,568	$24,450	$19,462	$11,129	$2,344
Ratio of expenses to average net assets[6]	0.55%		0.51%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%		0.66%	0.66%	0.70%	0.81%	1.95%
Ratio of net investment income (loss) to average net assets	(0.44%	)	1.39%	1.22%	1.77%	2.41%	1.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.52%	)	1.24%	1.01%	1.52%	2.10%	0.16%
Portfolio turnover	17%		51%	22%	83%	55%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–21

LVIP Protected Profile 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2030 Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended				4/30/07[3] to 12/31/07
			12/31/11[2]	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.030		$10.154	$9.096	$7.298	$10.661	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.007)		0.164	0.126	0.160	0.214	0.115
Net realized and unrealized gain (loss)	0.248		(0.220)	1.012	1.869	(3.493)	0.588

Total from investment operations	0.241		(0.056)	1.138	2.029	(3.279)	0.703

Less dividends and distributions from:
Net investment income	—		(0.068)	(0.080)	(0.139)	(0.075)	(0.042)
Net realized gain	—		—	—	(0.092)	(0.009)	—

Total dividends and distributions	—		(0.068)	(0.080)	(0.231)	(0.084)	(0.042)

Net asset value, end of period	$10.271		$10.030	$10.154	$9.096	$7.298	$10.661

Total return[5]	2.40%		(0.54% )	12.52%	27.95%	(30.78% )	7.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,025		$70,935	$61,744	$41,203	$19,388	$6,438
Ratio of expenses to average net assets[6]	0.30%		0.26%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.39%		0.43%	0.43%	0.48%	0.70%	2.86%
Ratio of net investment income (loss) to average net assets	(0.14%	)	1.59%	1.34%	1.97%	2.43%	1.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.23%	)	1.42%	1.11%	1.69%	1.98%	(1.00% )
Portfolio turnover	16%		56%	23%	78%	29%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–22

LVIP Protected Profile 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2030 Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended				4/30/07[3] to 12/31/07
			12/31/11[2]	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.007		$10.156	$9.100	$7.303	$10.657	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)		0.138	0.102	0.140	0.192	0.097
Net realized and unrealized gain (loss)	0.248		(0.219)	1.010	1.869	(3.489)	0.588

Total from investment operations	0.228		(0.081)	1.112	2.009	(3.297)	0.685

Less dividends and distributions from:
Net investment income	—		(0.068)	(0.056)	(0.120)	(0.048)	(0.028)
Net realized gain	—		—	—	(0.092)	(0.009)	—

Total dividends and distributions	—		(0.068)	(0.056)	(0.212)	(0.057)	(0.028)

Net asset value, end of period	$10.235		$10.007	$10.156	$9.100	$7.303	$10.657

Total return[5]	2.28%		(0.79% )	12.23%	27.65%	(30.95% )	6.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,251		$17,447	$16,210	$14,262	$6,040	$1,029
Ratio of expenses to average net assets[6]	0.55%		0.51%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.64%		0.68%	0.68%	0.73%	0.95%	3.11%
Ratio of net investment income (loss) to average net assets	(0.39%	)	1.34%	1.09%	1.72%	2.18%	1.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.48%	)	1.17%	0.86%	1.44%	1.73%	(1.25% )
Portfolio turnover	16%		56%	23%	78%	29%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–23

LVIP Protected Profile 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2040 Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended				4/30/07[3] to 12/31/07
			12/31/11[2]	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$9.503		$9.704	$8.602	$6.726	$10.498	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.007)		0.142	0.119	0.138	0.179	0.127
Net realized and unrealized gain (loss)	0.200		(0.284)	1.055	1.934	(3.910)	0.453

Total from investment operations	0.193		(0.142)	1.174	2.072	(3.731)	0.580

Less dividends and distributions from:
Net investment income	—		(0.059)	(0.072)	(0.103)	(0.035)	(0.082)
Net realized gain	—		—	—	(0.093)	(0.006)	—

Total dividends and distributions	—		(0.059)	(0.072)	(0.196)	(0.041)	(0.082)

Net asset value, end of period	$9.696		$9.503	$9.704	$8.602	$6.726	$10.498

Total return[5]	2.03%		(1.46% )	13.66%	30.96%	(35.54% )	5.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,923		$52,039	$43,617	$28,560	$10,225	$3,285
Ratio of expenses to average net assets[6]	0.30%		0.26%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.44%		0.47%	0.51%	0.58%	1.01%	5.14%
Ratio of net investment income (loss) to average net assets	(0.14%	)	1.44%	1.35%	1.83%	2.13%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%	)	1.23%	1.04%	1.45%	1.37%	(3.09% )
Portfolio turnover	17%		65%	19%	81%	41%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–24

LVIP Protected Profile 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2040 Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended				4/30/07[3] to 12/31/07
			12/31/11[2]	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$9.465		$9.690	$8.591	$6.729	$10.495	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.019)		0.117	0.097	0.119	0.158	0.110
Net realized and unrealized gain (loss)	0.199		(0.283)	1.052	1.932	(3.905)	0.453

Total from investment operations	0.180		(0.166)	1.149	2.051	(3.747)	0.563

Less dividends and distributions from:
Net investment income	—		(0.059)	(0.050)	(0.096)	(0.013)	(0.068)
Net realized gain	—		—	—	(0.093)	(0.006)	—

Total dividends and distributions	—		(0.059)	(0.050)	(0.189)	(0.019)	(0.068)

Net asset value, end of period	$9.645		$9.465	$9.690	$8.591	$6.729	$10.495

Total return[5]	1.90%		(1.71% )	13.38%	30.63%	(35.71% )	5.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,700		$12,522	$11,553	$8,191	$4,255	$579
Ratio of expenses to average net assets[6]	0.55%		0.51%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.69%		0.72%	0.76%	0.83%	1.26%	5.39%
Ratio of net investment income (loss) to average net assets	(0.39%	)	1.19%	1.10%	1.58%	1.88%	1.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%	)	0.98%	0.79%	1.20%	1.12%	(3.34% )
Portfolio turnover	17%		65%	19%	81%	41%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–25

LVIP Protected Profile 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2050 Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		5/2/11[2] to 12/31/11
Net asset value, beginning of period	$8.953		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.004)		0.128
Net realized and unrealized gain (loss)	0.087		(1.175)

Total from investment operations	0.083		(1.047)

Net asset value, end of period	$9.036		$8.953

Total return[4]	0.93%		(10.47%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,196		$1,603
Ratio of expenses to average net assets[5]	0.30%		0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.94%		4.78%
Ratio of net investment income (loss) to average net assets	(0.08%	)	2.12%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.72%	)	(2.36%	)
Portfolio turnover	20%		68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–26

LVIP Protected Profile 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2050 Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		5/2/11[2] to 12/31/11
Net asset value, beginning of period	$8.938		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)		0.115
Net realized and unrealized gain (loss)	0.087		(1.177)

Total from investment operations	0.072		(1.062)

Net asset value, end of period	$9.010		$8.938

Total return[4]	0.81%		(10.62%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,977		$1,734
Ratio of expenses to average net assets[5]	0.55%		0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.19%		5.03%
Ratio of net investment income (loss) to average net assets	(0.33%	)	1.87%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.97%	)	(2.61%	)
Portfolio turnover	20%		68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–27

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Protected Profile 2010 Fund, LVIP Protected Profile 2020 Fund, LVIP Protected Profile 2030 Fund, LVIP Protected Profile 2040 Fund and LVIP Protected Profile 2050 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund will invest a significant portion of its assets in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds). In addition to mutual fund investments, the Funds employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The Funds are Target Maturity Profile Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011, as applicable), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Protected Profile Target Maturity Funds–28

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and provides certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is in addition to the management fee paid to the investment advisors of the Underlying Funds (including LIAC).

LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.30% of each Fund’s average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has retained Wilshire Associates Incorporated (Wilshire) to provide consulting services to LIAC relating to asset allocation strategy for the Funds and Milliman Financial Risk Management LLC (Milliman) to provide consulting services to LIAC relating to risk management strategy for the Funds. LIAC pays Wilshire’s and Milliman’s consulting fees out of its advisory fees. Wilshire and Milliman have no advisory authority in relation to the Funds.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Funds during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted as follows:

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
Administration fees	$1,483	$4,476	$4,176	$2,944	$211
Legal fees	206	583	533	385	35

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2012, the Funds had receivables due from or liabilities payable to affiliates as follows:

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
Receivables from LIAC	$466	$—	$—	$—	$5,005
Management fees payable to LIAC	—	20,440	19,210	10,043	—
Distribution fees payable to LFD	1,967	4,892	3,846	2,748	383

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

At June 30, 2012, Lincoln Life directly owned 86.60% of the LVIP Protected Profile 2050 Fund Service Class shares.

3. Investments

For the six months ended June 30, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
Purchases	$19,729,642	$77,940,126	$84,534,640	$53,744,277	$14,740,817
Sales	7,770,287	19,336,133	16,369,216	12,119,316	1,136,880

LVIP Protected Profile Target Maturity Funds–29

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
Cost of investments	$40,520,512	$145,411,109	$143,025,872	$96,207,498	$17,914,668

Aggregate unrealized appreciation	$7,915,817	$22,148,468	$19,421,971	$14,936,761	$440,121
Aggregate unrealized depreciation	(707,103)	(2,306,962)	(2,361,054)	(2,458,698)	(235,387)

Net unrealized appreciation	$7,208,714	$19,841,506	$17,060,917	$12,478,063	$204,734

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
Investment Companies	$47,068,539	$161,904,582	$156,305,149	$105,573,385	$17,057,423
Short-Term Investment	660,687	3,348,033	3,781,640	3,112,176	1,061,979

Total	$47,729,226	$165,252,615	$160,086,789	$108,685,561	$18,119,402

Futures Contracts	$(173,857)	$(932,579)	$(1,403,906)	$(1,256,465)	$(203,721)

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are

LVIP Protected Profile Target Maturity Funds–30

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)

treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund
Ordinary income	$264,632	$738,619	$557,010	$379,262

LVIP Protected Profile 2050 Fund did not make any distributions during the period May 2, 2011 through December 31, 2011.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
Shares of beneficial interest	$43,524,815	$155,391,789	$151,369,964	$102,095,692	$18,224,918
Undistributed ordinary income	636,228	1,700,393	1,371,536	881,825	55,472
Undistributed long-term capital gains	—	—	—	—	1,023
Realized gains (losses) 1/1/12–6/30/12	293,211	(874,045)	(1,442,687)	(1,399,903)	(128,432)
Capital loss carryforwards as of 12/31/11	(3,824,926)	(9,247,855)	(6,025,531)	(3,487,222)	—
Unrealized appreciation	7,126,565	19,257,773	16,002,510	11,532,280	19,802

Net assets	$47,755,893	$166,228,055	$161,275,792	$109,622,672	$18,172,783

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, pass-through consent dividends from the Underlying Funds and mark-to-market of futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from the Underlying Funds, gain (loss) on foreign currency transactions and net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
Undistributed net investment income	$67,167	$170,532	$131,257	$103,316	$7,035
Accumulated net realized loss	1,329	6,172	7,257	7,518	2,522
Paid-in capital	(68,496)	(176,704)	(138,514)	(110,834)	(9,557)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, for each Fund will expire as follows:

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund
Year of Expiration
2017	$3,824,926	$9,247,855	$6,025,531	$3,487,222

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Funds had the following capital gains (losses), which may reduce (increase) the capital loss carryforwards:

LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund
$293,211	$(874,045)	$(1,442,687)	$(1,399,903)

LVIP Protected Profile Target Maturity Funds–31

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	LVIP Protected Profile 2010 Fund		LVIP Protected Profile 2020 Fund		LVIP Protected Profile 2030 Fund
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	1,413,485	846,214	6,769,661	2,418,382	7,177,653	1,986,424
Service Class	91,823	264,871	151,377	592,164	212,059	431,523
Shares issued upon reinvestment of dividend and distributions:
Standard Class	—	17,916	—	54,993	—	44,716
Service Class	—	7,324	—	18,611	—	11,424

	1,505,308	1,136,325	6,921,038	3,084,150	7,389,712	2,474,087

Shares repurchased:
Standard Class	(288,127)	(611,072)	(627,428)	(1,631,477)	(422,187)	(1,039,539)
Service Class	(158,458)	(356,057)	(437,971)	(382,099)	(74,616)	(295,471)

	(446,585)	(967,129)	(1,065,399)	(2,013,576)	(496,803)	(1,335,010)

Net increase	1,058,723	169,196	5,855,639	1,070,574	6,892,909	1,139,077

	LVIP Protected Profile 2040 Fund		LVIP Protected Profile 2050 Fund
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	5/2/11* to 12/31/11
Shares sold:
Standard Class	4,912,592	1,775,906	1,698,273	230,879
Service Class	168,433	429,106	25,397	194,350
Shares issued upon reinvestment of dividend and distributions:
Standard Class	—	31,907	—	—
Service Class	—	8,279	—	—

	5,081,025	2,245,198	1,723,670	425,229

Shares repurchased:
Standard Class	(495,796)	(826,579)	(84,922)	(51,874)
Service Class	(70,932)	(306,838)	(67)	(285)

	(566,728)	(1,133,417)	(84,989)	(52,159)

Net increase	4,514,297	1,111,781	1,638,681	373,070

*	Date of commencement of operations.

7. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, each Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Funds deposit cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and

LVIP Protected Profile Target Maturity Funds–32

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Derivatives Generally.    The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume Future Contracts (Average Notional Value)	Liability Derivative Volume Future Contracts (Average Notional Value)
LVIP Protected Profile 2010 Fund	$—	$3,686,466
LVIP Protected Profile 2020 Fund	—	18,773,041
LVIP Protected Profile 2030 Fund	—	19,801,207
LVIP Protected Profile 2040 Fund	—	22,487,321
LVIP Protected Profile 2050 Fund	—	2,285,462

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Protected Profile Target Maturity Funds–33

LVIP SSgA Allocation Funds

LVIP SSgA Index Allocation Funds

SSgA Conservative Index Allocation Fund

SSgA Moderate Index Allocation Fund

SSgA Moderately Aggressive Index Allocation Fund

LVIP SSgA Structured Allocation Funds

SSgA Conservative Structured Allocation Fund

SSgA Moderate Structured Allocation Fund

SSgA Moderately Aggressive Structured Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP SSgA Allocation Funds

LVIP SSgA Allocation Funds

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Conservative Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,040.80	0.20%	$1.01
Service Class Shares	1,000.00	1,039.40	0.45%	2.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.87	0.20%	$1.01
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

LVIP SSgA Moderate Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,050.50	0.20%	$1.02
Service Class Shares	1,000.00	1,049.20	0.45%	2.29
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.87	0.20%	$1.01
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

LVIP SSgA Moderately Aggressive Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,052.70	0.20%	$1.02
Service Class Shares	1,000.00	1,051.40	0.45%	2.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.87	0.20%	$1.01
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

LVIP SSgA Allocation Funds–1

LVIP SSgA Allocation Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP SSgA Conservative Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,031.10	0.20%	$1.01
Service Class Shares	1,000.00	1,029.90	0.45%	2.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.87	0.20%	$1.01
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

LVIP SSgA Moderate Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,035.20	0.18%	$0.91
Service Class Shares	1,000.00	1,033.90	0.43%	2.17
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.97	0.18%	$0.91
Service Class Shares	1,000.00	1,022.73	0.43%	2.16

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,035.10	0.19%	$0.96
Service Class Shares	1,000.00	1,033.90	0.44%	2.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.92	0.19%	$0.96
Service Class Shares	1,000.00	1,022.68	0.44%	2.21

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Allocation Funds–2

LVIP SSgA Index Allocation Funds

Security Type/Sector Allocations

As of June 30, 2012 (Unaudited)

LVIP SSgA Conservative Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	86.20%
Equity Funds	22.44%
Fixed Income Fund	49.27%
International Equity Fund	14.49%
Unaffiliated Investment Companies	13.82%
Fixed Income Fund	9.76%
International Equity Fund	4.06%
Short-Term Investment	0.02%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP SSgA Moderate Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	84.22%
Equity Funds	34.39%
Fixed Income Fund	29.30%
International Equity Fund	20.53%
Unaffiliated Investment Companies	15.72%
Fixed Income Fund	9.68%
International Equity Fund	6.04%
Short-Term Investment	0.30%
Total Value of Securities	100.24%
Liabilities Net of Receivables and Other Assets	(0.24%)
Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	85.08%
Equity Funds	38.28%
Fixed Income Fund	24.31%
International Equity Fund	22.49%
Unaffiliated Investment Companies	14.84%
Fixed Income Fund	4.82%
International Equity Fund	10.02%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

LVIP SSgA Allocation Funds–3

LVIP SSgA Structured Allocation Funds

Security Type/Sector Allocations

As of June 30, 2012 (Unaudited)

LVIP SSgA Conservative Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	90.25%
Equity Funds	22.42%
Fixed Income Fund	49.28%
International Equity Funds	18.55%
Unaffiliated Investment Company	9.80%
Short-Term Investment	0.05%
Total Value of Securities	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%

LVIP SSgA Moderate Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	90.41%
Equity Funds	34.43%
Fixed Income Fund	29.37%
International Equity Funds	26.61%
Unaffiliated Investment Company	9.72%
Short-Term Investment	0.05%
Total Value of Securities	100.18%
Liabilities Net of Receivables and Other Assets	(0.18%)
Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	95.22%
Equity Funds	38.30%
Fixed Income Fund	24.35%
International Equity Funds	32.57%
Unaffiliated Investment Company	4.83%
Short-Term Investment	0.03%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP SSgA Allocation Funds–4

LVIP SSgA Conservative Index Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–86.20%
Equity Funds–22.44%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	926,393	$9,009,172
LVIP SSgA Small-Cap Index Fund	109,479	2,018,130

		11,027,302

Fixed Income Fund–49.27%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	2,074,783	24,214,798

		24,214,798

International Equity Fund–14.49%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	1,005,828	7,124,280

		7,124,280

Total Affiliated Investment Companies (Cost $40,957,776)		42,366,380

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–13.82%
Fixed Income Fund–9.76%
SPDR® Barclays Capital TIPS ETF	80,471	$4,796,071

		4,796,071

International Equity Fund–4.06%
SPDR® S&P Emerging Markets ETF	33,250	1,994,668

		1,994,668

Total Unaffiliated Investment Companies (Cost $6,673,700)		6,790,739

SHORT-TERM INVESTMENT–0.02%
Money Market Mutual Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund	7,470	7,470

Total Short-Term Investment (Cost $7,470)		7,470

TOTAL VALUE OF SECURITIES–100.04% (Cost $47,638,946)	49,164,589
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(17,786)

NET ASSETS APPLICABLE TO 4,396,593 SHARES OUTSTANDING–100.00%	$49,146,803

NET ASSET VALUE–LVIP SSgA CONSERVATIVE INDEX ALLOCATION FUND STANDARD CLASS ($370,251 / 33,089 Shares)	$11.190

NET ASSET VALUE–LVIP SSgA CONSERVATIVE INDEX ALLOCATION FUND SERVICE CLASS ($48,776,552 / 4,363,504 Shares)	$11.178

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$47,630,259
Undistributed net investment income	567,480
Accumulated net realized loss on investments	(576,579)
Net unrealized appreciation of investments	1,525,643

Total net assets	$49,146,803

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–5

LVIP SSgA Moderate Index Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–84.22%
Equity Funds–34.39%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,430,439	$33,361,017
LVIP SSgA Small-Cap Index Fund	561,277	10,346,573

		43,707,590

Fixed Income Fund–29.30%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	3,191,253	37,245,118

		37,245,118

International Equity Fund–20.53%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	3,683,305	26,088,853

		26,088,853

Total Affiliated Investment Companies (Cost $104,477,411)		107,041,561

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–15.72%
Fixed Income Fund–9.68%
SPDR® Barclays Capital TIPS ETF	206,535	$12,309,486

		12,309,486

International Equity Fund–6.04%
SPDR® S&P Emerging Markets ETF	127,910	7,673,321

		7,673,321

Total Unaffiliated Investment Companies (Cost $20,025,821)		19,982,807

SHORT-TERM INVESTMENT–0.30%
Money Market Mutual Fund–0.30%
Dreyfus Treasury & Agency Cash Management Fund	378,033	378,033

Total Short-Term Investment (Cost $378,033)		378,033

TOTAL VALUE OF SECURITIES–100.24% (Cost $124,881,265)	127,402,401
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.24%)	(304,749)

NET ASSETS APPLICABLE TO 11,356,993 SHARES OUTSTANDING–100.00%	$127,097,652

NET ASSET VALUE–LVIP SSgA MODERATE INDEX ALLOCATION FUND STANDARD CLASS ($1,858,120 / 165,866 Shares)	$11.203

NET ASSET VALUE–LVIP SSgA MODERATE INDEX ALLOCATION FUND SERVICE CLASS ($125,239,532 / 11,191,127 Shares)	$11.191

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$124,119,354
Undistributed net investment income	1,009,474
Accumulated net realized loss on investments	(552,312)
Net unrealized appreciation of investments	2,521,136

Total net assets	$127,097,652

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–6

LVIP SSgA Moderately Aggressive Index Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–85.08%
Equity Funds–38.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,502,803	$34,064,763
LVIP SSgA Small-Cap Index Fund	665,083	12,260,141

		46,324,904

Fixed Income Fund–24.31%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	2,521,100	29,423,763

		29,423,763

	Number of Shares	Value (U.S. $)

International Equity Fund–22.49%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	3,841,948	$27,212,519

		27,212,519

Total Affiliated Investment Companies (Cost $100,714,448)		102,961,186

UNAFFILIATED INVESTMENT COMPANIES–14.84%
Fixed Income Fund–4.82%
SPDR® Barclays Capital TIPS ETF	97,922	5,836,151

		5,836,151

International Equity Fund–10.02%
SPDR® S&P Emerging Markets ETF	202,157	12,127,399

		12,127,399

Total Unaffiliated Investment Companies (Cost $18,822,974)		17,963,550

TOTAL VALUE OF SECURITIES–99.92% (Cost $119,537,422)	120,924,736
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	91,002

NET ASSETS APPLICABLE TO 10,900,852 SHARES OUTSTANDING–100.00%	$121,015,738

NET ASSET VALUE–LVIP SSgA MODERATELY AGGRESSIVE INDEX ALLOCATION FUND STANDARD CLASS ($2,841,354 / 255,017 Shares)	$11.142

NET ASSET VALUE–LVIP SSgA MODERATELY AGGRESSIVE INDEX ALLOCATION FUND SERVICE CLASS ($118,174,384 / 10,645,835 Shares)	$11.101

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$119,037,225
Undistributed net investment income	969,833
Accumulated net realized loss on investments	(378,634)
Net unrealized appreciation of investments	1,387,314

Total net assets	$121,015,738

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–7

LVIP SSgA Conservative Structured Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.25%
Equity Funds–22.42%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,563,547	$17,011,395
LVIP SSgA S&P 500 Index Fund	1,755,196	17,069,283
LVIP SSgA Small-Cap Index Fund	207,410	3,823,403
LVIP SSgA Small-Mid Cap 200 Fund	296,798	3,833,736

		41,737,817

Fixed Income Fund–49.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	7,860,977	91,745,464

		91,745,464

	Number of Shares	Value (U.S. $)

International Equity Funds–18.55%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,899,881	$13,437,859
LVIP SSgA Emerging Markets 100 Fund	708,827	7,606,420
LVIP SSgA International Index Fund	1,905,650	13,497,719

		34,541,998

Total Affiliated Investment Companies (Cost $165,304,546)		168,025,279

UNAFFILIATED INVESTMENT COMPANY–9.80%
Fixed Income Fund–9.80%
SPDR® Barclays Capital TIPS ETF	305,952	18,234,739

Total Unaffiliated Investment Company (Cost $17,111,836)		18,234,739

SHORT-TERM INVESTMENT–0.05%
Money Market Mutual Fund–0.05%
Dreyfus Treasury & Agency Cash Management Fund	88,768	88,768

Total Short-Term Investment (Cost $88,768)		88,768

TOTAL VALUE OF SECURITIES–100.10% (Cost $182,505,150)	186,348,786
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(177,950)

NET ASSETS APPLICABLE TO 16,877,553 SHARES OUTSTANDING–100.00%	$186,170,836

NET ASSET VALUE–LVIP SSgA CONSERVATIVE STRUCTURED ALLOCATION FUND STANDARD CLASS ($476,708 / 43,173 Shares)	$11.042

NET ASSET VALUE–LVIP SSgA CONSERVATIVE STRUCTURED ALLOCATION FUND SERVICE CLASS ($185,694,128 / 16,834,380 Shares)	$11.031

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$180,559,948
Undistributed net investment income	3,110,936
Accumulated net realized loss on investments	(1,343,684)
Net unrealized appreciation of investments	3,843,636

Total net assets	$186,170,836

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–8

LVIP SSgA Moderate Structured Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.41%
Equity Funds–34.43%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	6,343,526	$69,017,563
LVIP SSgA S&P 500 Index Fund	7,121,034	69,252,056
LVIP SSgA Small-Cap Index Fund	1,164,963	21,474,927
LVIP SSgA Small-Mid Cap 200 Fund	1,667,044	21,533,205

		181,277,751

Fixed Income Fund–29.37%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	13,247,712	154,614,051

		154,614,051

	Number of Shares	Value (U.S. $)

International Equity Funds–26.61%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	7,622,807	$53,916,114
LVIP SSgA Emerging Markets 100 Fund	2,986,639	32,049,626
LVIP SSgA International Index Fund	7,646,696	54,161,550

		140,127,290

Total Affiliated Investment Companies (Cost $477,231,686)		476,019,092

UNAFFILIATED INVESTMENT COMPANY–9.72%
Fixed Income Fund–9.72%
SPDR® Barclays Capital TIPS ETF	858,311	51,155,336

Total Unaffiliated Investment Company (Cost $48,272,061)		51,155,336

SHORT-TERM INVESTMENT–0.05%
Money Market Mutual Fund–0.05%
Dreyfus Treasury & Agency Cash Management Fund	273,528	273,528

Total Short-Term Investment (Cost $273,528)		273,528

TOTAL VALUE OF SECURITIES–100.18% (Cost $525,777,275)	527,447,956
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(947,308)

NET ASSETS APPLICABLE TO 48,006,289 SHARES OUTSTANDING–100.00%	$526,500,648

NET ASSET VALUE–LVIP SSgA MODERATE STRUCTURED ALLOCATION FUND STANDARD CLASS ($2,702,081 / 245,481 Shares)	$11.007

NET ASSET VALUE–LVIP SSgA MODERATE STRUCTURED ALLOCATION FUND SERVICE CLASS ($523,798,567 / 47,760,808 Shares)	$10.967

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$519,625,132
Undistributed net investment income	7,156,739
Accumulated net realized loss on investments	(1,951,904)
Net unrealized appreciation of investments	1,670,681

Total net assets	$526,500,648

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–9

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.22%
Equity Funds–38.30%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,484,591	$48,792,348
LVIP SSgA S&P 500 Index Fund	5,034,360	48,959,146
LVIP SSgA Small-Cap Index Fund	955,819	17,619,575
LVIP SSgA Small-Mid Cap 200 Fund	1,367,815	17,668,062

		133,039,131

Fixed Income Fund–24.35%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	7,247,036	84,580,155

		84,580,155

	Number of Shares	Value (U.S. $)

International Equity Funds–32.57%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,503,737	$38,927,932
LVIP SSgA Emerging Markets 100 Fund	3,267,890	35,067,730
LVIP SSgA International Index Fund	5,521,809	39,110,972

		113,106,634

Total Affiliated Investment Companies (Cost $334,399,568)		330,725,920

UNAFFILIATED INVESTMENT COMPANY–4.83%
Fixed Income Fund–4.83%
SPDR® Barclays Capital TIPS ETF	281,638	16,785,625

Total Unaffiliated Investment Company (Cost $15,765,134)		16,785,625

SHORT-TERM INVESTMENT–0.03%
Money Market Mutual Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund	101,542	101,542

Total Short-Term Investment (Cost $101,542)		101,542

TOTAL VALUE OF SECURITIES–100.08% (Cost $350,266,244)	347,613,087
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(274,702)

NET ASSETS APPLICABLE TO 31,442,635 SHARES OUTSTANDING–100.00%	$347,338,385

NET ASSET VALUE–LVIP SSgA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION FUND STANDARD CLASS ($2,318,804 / 209,138 Shares)	$11.087

NET ASSET VALUE–LVIP SSgA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION FUND SERVICE CLASS ($345,019,581 / 31,233,497 Shares)	$11.046

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$346,992,035
Undistributed net investment income	5,419,765
Accumulated net realized loss on investments	(2,420,258)
Net unrealized depreciation of investments	(2,653,157)

Total net assets	$347,338,385

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–10

LVIP SSgA Allocation Funds

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
ASSETS:
Investments in affiliated investment companies, at value	$42,366,380	$107,041,561	$102,961,186	$168,025,279	$476,019,092	$330,725,920
Investments in unaffiliated investment companies, at value	6,798,209	20,360,840	17,963,550	18,323,507	51,428,864	16,887,167
Receivables for fund shares sold	25,078	138,311	166,269	7,381	49,419	4,842
Receivables for investment companies shares sold	3,737	—	27,382	—	—	—
Cash	—	9	—	4	4	1

TOTAL ASSETS	49,193,404	127,540,721	121,118,387	186,356,171	527,497,379	347,617,930

LIABILITIES:
Accrued expenses payable	18,706	18,856	18,513	18,866	18,822	18,743
Payables for investment companies shares purchased	11,260	377,886	9,219	88,734	273,531	101,493
Due to manager and affiliates	10,422	35,723	34,089	56,890	166,732	109,938
Payables for fund shares redeemed	6,209	10,604	22,557	20,845	537,646	49,371
Cash overdraft	4	—	18,271	—	—	—

TOTAL LIABILITIES	46,601	443,069	102,649	185,335	996,731	279,545

TOTAL NET ASSETS	$49,146,803	$127,097,652	$121,015,738	$186,170,836	$526,500,648	$347,338,385

Investments in affiliated investment companies, at cost	$40,957,776	$104,477,411	$100,714,448	$165,304,546	$477,231,686	$334,399,568
Investments in unaffiliated investment companies, at cost	$6,681,170	$20,403,854	$18,822,974	$17,200,604	$48,545,589	$15,866,676

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–11

LVIP SSgA Allocation Funds

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$73,172	$208,731	$181,972	$210,802	$591,208	$198,723

EXPENSES:
Management fees	52,636	129,347	131,086	216,199	571,941	388,675
Distribution fees-Service Class	52,325	127,564	128,343	215,778	569,080	386,269
Accounting and administration expenses	25,395	28,150	28,214	31,306	44,092	37,510
Professional fees	8,897	9,323	9,347	9,826	11,815	10,754
Reports and statements to shareholders	5,173	6,153	5,881	7,141	11,495	9,337
Custodian fees	866	1,341	1,313	2,484	3,649	2,762
Trustees' fees	458	1,039	1,071	1,935	4,878	3,379
Pricing fees	22	48	49	74	191	131
Other	1,660	1,937	1,962	2,443	4,006	3,292

	147,432	304,902	307,266	487,186	1,221,147	842,109
Less expenses waived/reimbursed	(52,998)	(73,860)	(74,055)	(98,450)	(228,777)	(155,470)

Total operating expenses	94,434	231,042	233,211	388,736	992,370	686,639

NET INVESTMENT LOSS	(21,262)	(22,311)	(51,239)	(177,934)	(401,162)	(487,916)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in affiliated investment companies	(127,409)	(265,845)	(219,485)	(886,788)	(1,177,124)	(1,095,558)
Investments in unaffiliated investment companies	(28,230)	(57,949)	(64,594)	8,041	12,307	8,507

Net realized loss	(155,639)	(323,794)	(284,079)	(878,747)	(1,164,817)	(1,087,051)
Net change in unrealized appreciation (depreciation) of investments	1,573,955	4,031,509	4,155,054	5,433,315	12,657,602	8,753,353

NET REALIZED AND UNREALIZED GAIN	1,418,316	3,707,715	3,870,975	4,554,568	11,492,785	7,666,302

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,397,054	$3,685,404	$3,819,736	$4,376,634	$11,091,623	$7,178,386

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–12

LVIP SSgA Allocation Funds

Statements of Changes in Net Assets

	LVIP SSgA Conservative Index Allocation Fund		LVIP SSgA Moderate Index Allocation Fund		LVIP SSgA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(21,262)	$599,509	$(22,311)	$1,033,006	$(51,239)	$969,572
Net realized loss	(155,639)	(415,995)	(323,794)	(217,722)	(284,079)	(81,839)
Net change in unrealized appreciation (depreciation)	1,573,955	(65,325)	4,031,509	(1,554,454)	4,155,054	(2,809,902)

Net increase (decrease) in net assets resulting from operations	1,397,054	118,189	3,685,404	(739,170)	3,819,736	(1,922,169)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(613)	—	(4,213)	—	(567)
Service Class	—	(38,253)	—	(34,324)	—	(10,189)
Net realized gain:
Standard Class	—	(1)	—	(10)	—	(5)
Service Class	—	(235)	—	(743)	—	(549)

	—	(39,102)	—	(39,290)	—	(11,310)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	358,246	139,717	895,499	1,091,168	1,606,491	1,419,881
Service Class	20,893,086	41,213,471	60,730,169	81,295,666	46,899,704	85,314,358
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	614	—	4,223	—	572
Service Class	—	38,488	—	35,067	—	10,738

	21,251,332	41,392,290	61,625,668	82,426,124	48,506,195	86,745,549

Cost of shares repurchased:
Standard Class	(144,656)	(14,882)	(260,935)	(111,063)	(294,025)	(144,955)
Service Class	(7,345,417)	(10,528,661)	(13,314,500)	(11,081,085)	(10,914,240)	(11,101,232)

	(7,490,073)	(10,543,543)	(13,575,435)	(11,192,148)	(11,208,265)	(11,246,187)

Increase in net assets derived from capital share transactions	13,761,259	30,848,747	48,050,233	71,233,976	37,297,930	75,499,362

NET INCREASE IN NET ASSETS	15,158,313	30,927,834	51,735,637	70,455,516	41,117,666	73,565,883
NET ASSETS:
Beginning of period	33,988,490	3,060,656	75,362,015	4,906,499	79,898,072	6,332,189

End of period	$49,146,803	$33,988,490	$127,097,652	$75,362,015	$121,015,738	$79,898,072

Undisributed net investment income	$567,480	$567,480	$1,009,474	$1,009,474	$969,833	$969,833

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–13

LVIP SSgA Allocation Funds

Statements of Changes in Net Assets (continued)

	LVIP SSgA Conservative Structured Allocation Fund		LVIP SSgA Moderate Structured Allocation Fund		LVIP SSgA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(177,934)	$2,894,428	$(401,162)	$6,151,998	$(487,916)	$4,188,461
Net realized gain (loss)	(878,747)	(57,560)	(1,164,817)	805,905	(1,087,051)	292,701
Net change in unrealized appreciation (depreciation)	5,433,315	(1,646,308)	12,657,602	(11,223,205)	8,753,353	(11,620,781)

Net increase (decrease) in net assets resulting from operations	4,376,634	1,190,560	11,091,623	(4,265,302)	7,178,386	(7,139,619)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,254)	—	(3,805)	—	(2,441)
Service Class	—	(157,758)	—	(381,708)	—	(245,798)
Net realized gain:
Standard Class	—	(78)	—	(940)	—	(622)
Service Class	—	(32,464)	—	(156,985)	—	(110,917)

	—	(191,554)	—	(543,438)	—	(359,778)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	275,447	531,278	923,241	2,034,510	1,032,600	2,055,558
Service Class	60,059,783	167,196,489	186,736,527	369,905,871	114,344,069	284,310,189
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,332	—	4,745	—	3,063
Service Class	—	190,222	—	538,693	—	356,715

	60,335,230	167,919,321	187,659,768	372,483,819	115,376,669	286,725,525

Cost of shares repurchased:
Standard Class	(72,159)	(332,310)	(243,616)	(378,897)	(287,227)	(565,408)
Service Class	(27,213,248)	(30,640,214)	(33,827,254)	(35,339,239)	(27,130,437)	(43,547,310)

	(27,285,407)	(30,972,524)	(34,070,870)	(35,718,136)	(27,417,664)	(44,112,718)

Increase in net assets derived from capital share transactions	33,049,823	136,946,797	153,588,898	336,765,683	87,959,005	242,612,807

NET INCREASE IN NET ASSETS	37,426,457	137,945,803	164,680,521	331,956,943	95,137,391	235,113,410
NET ASSETS:
Beginning of period	148,744,379	10,798,576	361,820,127	29,863,184	252,200,994	17,087,584

End of period	$186,170,836	$148,744,379	$526,500,648	$361,820,127	$347,338,385	$252,200,994

Undistributed net investment income	$3,110,936	$3,110,936	$7,156,739	$7,156,739	$5,419,765	$5,419,765

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–14

LVIP SSgA Conservative Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.751		$10.520	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.008		0.421	0.190
Net realized and unrealized gain (loss)	0.431		(0.137)	0.330

Total from investment operations	0.439		0.284	0.520

Less dividends and distributions from:
Net investment income	—		(0.053)	—
Net realized gain	—		— [4]	—

Total dividends and distributions	—		(0.053)	—

Net asset value, end of period	$11.190		$10.751	$10.520

Total return[5]	4.08%		2.69%	5.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$370		$149	$22
Ratio of expenses to average net assets[6]	0.20%		0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.45%		0.76%	27.19%
Ratio of net investment income to average net assets	0.15%		3.94%	4.43%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.10%	)	3.38%	(22.56%	)
Portfolio turnover	11%		35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $1 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–15

LVIP SSgA Conservative Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.754		$10.511	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)		0.395	0.182
Net realized and unrealized gain (loss)	0.430		(0.138)	0.329

Total from investment operations	0.424		0.257	0.511

Less dividends and distributions from:
Net investment income	—		(0.014)	—
Net realized gain	—		— [4]	—

Total dividends and distributions	—		(0.014)	—

Net asset value, end of period	$11.178		$10.754	$10.511

Total return[5]	3.94%		2.44%	5.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,777		$33,839	$3,039
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.70%		1.01%	27.44%
Ratio of net investment income (loss) to average net assets	(0.10%	)	3.69%	4.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.35%	)	3.13%	(22.81%	)
Portfolio turnover	11%		35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $235 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–16

LVIP SSgA Moderate Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.664	$10.735	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.011	0.321	0.226
Net realized and unrealized gain (loss)	0.528	(0.346)	0.509

Total from investment operations	0.539	(0.025)	0.735

Less dividends and distributions from:
Net investment income	—	(0.046)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.046)	—

Net asset value, end of period	$11.203	$10.664	$10.735

Total return[5]	5.05%	(0.23% )	7.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,858	$1,158	$170
Ratio of expenses to average net assets[6]	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.34%	0.47%	12.31%
Ratio of net investment income to average net assets	0.20%	2.97%	5.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.06%	2.70%	(6.98%	)
Portfolio turnover	7%	11%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $10 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–17

LVIP SSgA Moderate Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.666		$10.724	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.003)		0.292	0.216
Net realized and unrealized gain (loss)	0.528		(0.344)	0.508

Total from investment operations	0.525		(0.052)	0.724

Less dividends and distributions from:
Net investment income	—		(0.006)	—
Net realized gain	—		— [4]	—

Total dividends and distributions	—		(0.006)	—

Net asset value, end of period	$11.191		$10.666	$10.724

Total return[5]	4.92%		(0.48% )	7.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$125,240		$74,204	$4,736
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.59%		0.72%	12.56%
Ratio of net investment income (loss) to average net assets	(0.05%	)	2.72%	4.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19%	)	2.45%	(7.23%	)
Portfolio turnover	7%		11%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $743 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–18

LVIP SSgA Moderately Aggressive Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.584	$10.875	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.008	0.284	0.172
Net realized and unrealized gain (loss)	0.550	(0.562)	0.703

Total from investment operations	0.558	(0.278)	0.875

Less dividends and distributions from:
Net investment income	—	(0.013)	—
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.013)	—

Net asset value, end of period	$11.142	$10.584	$10.875

Total return[5]	5.27%	(2.55% )	8.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,841	$1,451	$190
Ratio of expenses to average net assets[6]	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.34%	0.46%	17.50%
Ratio of net investment income to average net assets	0.15%	2.64%	3.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.01%	2.38%	(13.43%	)
Portfolio turnover	6%	9%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $5 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–19

LVIP SSgA Moderately Aggressive Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.558		$10.863	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)		0.256	0.163
Net realized and unrealized gain (loss)	0.549		(0.559)	0.700

Total from investment operations	0.543		(0.303)	0.863

Less dividends and distributions from:
Net investment income	—		(0.002)	—
Net realized gain	—		— [4]	—

Total dividends and distributions	—		(0.002)	—

Net asset value, end of period	$11.101		$10.558	$10.863

Total return[5]	5.14%		(2.79% )	8.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$118,175		$78,447	$6,142
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.59%		0.71%	17.75%
Ratio of net investment income (loss) to average net assets	(0.10%	)	2.39%	3.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.24%	)	2.13%	(13.68%	)
Portfolio turnover	6%		9%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $549 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–20

LVIP SSgA Conservative Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Structured Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.709		$10.474	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.002		0.428	0.244
Net realized and unrealized gain (loss)	0.331		(0.136)	0.230

Total from investment operations	0.333		0.292	0.474

Less dividends and distributions from:
Net investment income	—		(0.054)	—
Net realized gain	—		(0.003)	—

Total dividends and distributions	—		(0.057)	—

Net asset value, end of period	$11.042		$10.709	$10.474

Total return[4]	3.11%		2.80%	4.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$477		$263	$59
Ratio of expenses to average net assets[5]	0.20%		0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%		0.37%	8.01%
Ratio of net investment income to average net assets	0.04%		4.00%	5.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.07%	)	3.83%	(2.14%	)
Portfolio turnover	12%		11%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–21

LVIP SSgA Conservative Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Structured Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.711		$10.464	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)		0.400	0.236
Net realized and unrealized gain (loss)	0.331		(0.135)	0.228

Total from investment operations	0.320		0.265	0.464

Less dividends and distributions from:
Net investment income	—		(0.015)	—
Net realized gain	—		(0.003)	—

Total dividends and distributions	—		(0.018)	—

Net asset value, end of period	$11.031		$10.711	$10.464

Total return[4]	2.99%		2.54%	4.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$185,694		$148,481	$10,740
Ratio of expenses to average net assets[5]	0.45%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%		0.62%	8.26%
Ratio of net investment income (loss) to average net assets	(0.21%	)	3.75%	5.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.32%	)	3.58%	(2.39%	)
Portfolio turnover	12%		11%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–22

LVIP SSgA Moderate Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Structured Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.633		$10.637	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.004		0.365	0.218
Net realized and unrealized gain (loss)	0.370		(0.335)	0.419

Total from investment operations	0.374		0.030	0.637

Less dividends and distributions from:
Net investment income	—		(0.027)	—
Net realized gain	—		(0.007)	—

Total dividends and distributions	—		(0.034)	—

Net asset value, end of period	$11.007		$10.633	$10.637

Total return[4]	3.52%		0.29%	6.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,702		$1,952	$323
Ratio of expenses to average net assets[5]	0.18%		0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%		0.31%	3.01%
Ratio of net investment income to average net assets	0.07%		3.41%	4.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.03%	)	3.30%	2.17%
Portfolio turnover	5%		7%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–23

LVIP SSgA Moderate Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Structured Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.607		$10.626	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.010)		0.337	0.209
Net realized and unrealized gain (loss)	0.370		(0.333)	0.417

Total from investment operations	0.360		0.004	0.626

Less dividends and distributions from:
Net investment income	—		(0.016)	—
Net realized gain	—		(0.007)	—

Total dividends and distributions	—		(0.023)	—

Net asset value, end of period	$10.967		$10.607	$10.626

Total return[4]	3.39%		0.04%	6.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$523,799		$359,868	$29,540
Ratio of expenses to average net assets[5]	0.43%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.53%		0.56%	3.26%
Ratio of net investment income (loss) to average net assets	(0.18%	)	3.16%	4.73%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%	)	3.05%	1.92%
Portfolio turnover	5%		7%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–24

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.711		$10.934	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.004)		0.353	0.202
Net realized and unrealized gain (loss)	0.380		(0.545)	0.732

Total from investment operations	0.376		(0.192)	0.934

Less dividends and distributions from:
Net investment income	—		(0.025)	—
Net realized gain	—		(0.006)	—

Total dividends and distributions	—		(0.031)	—

Net asset value, end of period	$11.087		$10.711	$10.934

Total return[4]	3.51%		(1.74% )	9.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,319		$1,528	$58
Ratio of expenses to average net assets[5]	0.19%		0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%		0.33%	4.51%
Ratio of net investment income (loss) to average net assets	(0.07%	)	3.26%	4.59%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17%	)	3.13%	0.28%
Portfolio turnover	5%		16%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–25

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)		Year Ended 12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$10.684		$10.923	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.017)		0.326	0.196
Net realized and unrealized gain (loss)	0.379		(0.545)	0.727

Total from investment operations	0.362		(0.219)	0.923

Less dividends and distributions from:
Net investment income	—		(0.014)	—
Net realized gain	—		(0.006)	—

Total dividends and distributions	—		(0.020)	—

Net asset value, end of period	$11.046		$10.684	$10.923

Total return[4]	3.39%		(1.99% )	9.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$345,019		$250,673	$17,030
Ratio of expenses to average net assets[5]	0.44%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%		0.58%	4.76%
Ratio of net investment income (loss) to average net assets	(0.32%	)	3.01%	4.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42%	)	2.88%	0.03%
Portfolio turnover	5%		16%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–26

LVIP SSgA Allocation Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund will invest a significant portion of its assets in exchange-traded funds and other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of the LVIP SSgA Conservative Index Allocation Fund and LVIP SSgA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.

The investment objective of the LVIP SSgA Moderate Index Allocation Fund and LVIP SSgA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP SSgA Moderately Aggressive Index Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of each Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required for the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

LVIP SSgA Allocation Funds–27

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation and is responsible for overall management of the Funds’ investment portfolios, and provides certain administrative services to the Funds. For its services, LIAC indirectly receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustee (Board) and LIAC.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ total annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of the Fund’s average daily net assets for the Standard Class (0.45% for the Service Class). The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

SSgA Funds Management Inc. (SSgA) provides consulting services to LIAC but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSgA under the consulting agreement.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Funds during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Administration fees	$1,684	$4,139	$4,195	$6,918	$18,302	$12,438
Legal fees	210	511	519	888	2,290	1,572

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2012, the Funds had liabilities payable to affiliates as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Management fees payable to LIAC	$613	$11,200	$10,621	$19,774	$62,721	$41,394
Distribution fees payable to LFD	9,809	24,523	23,468	37,116	104,011	68,544

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Purchases	$18,246,287	$55,689,970	$43,607,465	$54,181,785	$178,140,969	$103,801,057
Sales	4,516,422	7,598,002	6,272,185	21,234,724	23,290,425	15,809,027

LVIP SSgA Allocation Funds–28

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Cost of investments	$48,231,751	$125,494,231	$120,006,939	$183,794,634	$527,482,075	$352,619,184

Aggregate unrealized appreciation	$1,783,952	$4,158,776	$3,924,266	$6,492,549	$14,877,275	$9,259,775
Aggregate unrealized depreciation	(851,114)	(2,250,606)	(3,006,469)	(3,938,397)	(14,911,394)	(14,265,872)

Net unrealized appreciation (depreciation)	$932,838	$1,908,170	$917,797	$2,554,152	$(34,119)	$(5,006,097)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Investment Companies	$49,157,119	$127,024,368	$120,924,736	$186,260,018	$527,174,428	$347,511,545
Short-Term Investment	7,470	378,033	—	88,768	273,528	101,542

Total	$49,164,589	$127,402,401	$120,924,736	$186,348,786	$527,447,956	$347,613,087

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income

LVIP SSgA Allocation Funds–29

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)

tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2012. The tax character of dividends and distributions paid during year ended December 31, 2011 was as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Ordinary income	$38,986	$38,663	$10,895	$159,179	$385,666	$248,328
Long-term capital gains	116	627	415	32,375	157,772	111,450

Total	$39,102	$39,290	$11,310	$191,554	$543,438	$359,778

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Shares of beneficial interest	$47,630,259	$124,119,354	$119,037,225	$180,559,948	$519,625,132	$346,992,035
Undistributed ordinary income	572,449	1,032,584	991,748	3,133,295	7,288,268	5,497,922
Undistributed long-term capital gains	15,441	47,939	81,352	59,671	209,612	249,113
Unrealized appreciation (depreciation) of investments	928,654	1,897,775	905,413	2,417,922	(622,364)	(5,400,685)

Net assets	$49,146,803	$127,097,652	$121,015,738	$186,170,836	$526,500,648	$347,338,385

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and pass-through consent dividends from the Underlying Funds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. For the six months ended June 30, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Undistributed net investment income	$21,262	$22,311	$51,239	$177,934	$401,162	$487,916
Paid-in capital	(21,262)	(22,311)	(51,239)	(177,934)	(401,162)	(487,916)

LVIP SSgA Allocation Funds–30

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSgA Conservative Index Allocation Fund		LVIP SSgA Moderate Index Allocation Fund		LVIP SSgA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	32,332	13,131	80,604	102,719	144,017	132,997
Service Class	1,878,770	3,854,599	5,424,968	7,548,064	4,190,713	7,894,072
Shares issued upon reinvestment of dividend and distributions:
Standard Class	—	57	—	397	—	56
Service Class	—	3,590	—	3,326	—	1,054

	1,911,102	3,871,377	5,505,572	7,654,506	4,334,730	8,028,179

Shares repurchased:
Standard Class	(13,097)	(1,392)	(23,378)	(10,360)	(26,114)	(13,378)
Service Class	(662,040)	(1,000,532)	(1,191,107)	(1,035,764)	(974,821)	(1,030,638)

	(675,137)	(1,001,924)	(1,214,485)	(1,046,124)	(1,000,935)	(1,044,016)

Net increase	1,235,965	2,869,453	4,291,087	6,608,382	3,333,795	6,984,163

Transactions in capital shares were as follows:
	LVIP SSgA Conservative Structured Allocation Fund		LVIP SSgA Moderate Structured Allocation Fund		LVIP SSgA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	25,089	49,749	84,201	187,996	92,556	188,568
Service Class	5,445,251	15,696,901	16,915,653	34,379,963	10,212,656	25,815,975
Shares issued upon reinvestment of dividend and distributions:
Standard Class	—	125	—	462	—	296
Service Class	—	18,069	—	52,566	—	34,582

	5,470,340	15,764,844	16,999,854	34,620,987	10,305,212	26,039,421

Shares repurchased:
Standard Class	(6,481)	(30,896)	(22,339)	(35,197)	(26,081)	(51,509)
Service Class	(2,472,800)	(2,879,377)	(3,082,018)	(3,285,274)	(2,441,000)	(3,947,816)

	(2,479,281)	(2,910,273)	(3,104,357)	(3,320,471)	(2,467,081)	(3,999,325)

Net increase	2,991,059	12,854,571	13,895,497	31,300,516	7,838,131	22,040,096

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP SSgA Allocation Funds–31

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Allocation Funds–32

LVIP SSgA Bond Index Fund

LVIP SSgA Bond Index Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP SSgA Bond Index Fund

LVIP SSgA Bond Index Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,022.00	0.38%	$1.91
Service Class Shares	1,000.00	1,020.70	0.63%	3.17
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.97	0.38%	$1.91
Service Class Shares	1,000.00	1,021.73	0.63%	3.17

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Security Type/Sector Allocation

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials

Security Type/Sector	Percentage of Net Assets
Agency Mortgage-Backed Securities	30.79%
Agency Obligations	4.89%
Commercial Mortgage-Backed Securities	1.90%
Corporate Bonds	21.58%
Aerospace & Defense	0.37%
Air Freight & Logistics	0.06%
Airlines	0.06%
Auto Components	0.02%
Automobiles	0.02%
Beverages	0.46%
Biotechnology	0.22%
Building Products	0.03%
Capital Markets	2.15%
Chemicals	0.36%
Commercial Banks	2.00%
Commercial Services & Supplies	0.12%
Communications Equipment	0.16%
Computers & Peripherals	0.34%
Construction & Engineering	0.02%
Consumer Finance	0.63%
Containers	0.02%
Distributors	0.05%
Diversified Consumer Services	0.04%
Diversified Financial Services	1.73%
Diversified Telecommunication Services	0.97%
Electric Utilities	1.37%
Electrical Equipment	0.05%
Electronic Equipment & Instruments	0.06%
Energy Equipment & Services	0.20%
Food & Staples Retailing	0.42%
Food Products	0.41%
Gas Utilities	0.10%
Health Care Equipment & Supplies	0.26%
Health Care Providers & Services	0.35%
Hotels, Restaurants & Leisure	0.11%
Household Durables	0.06%
Household Products	0.14%
Independent Power Producers & Energy Traders	0.06%
Industrial Conglomerates	0.11%
Insurance	0.86%
Internet & Catalog Retail	0.01%
Internet Services	0.03%
IT Services	0.05%
Leisure Equipment & Products	0.01%
Life Sciences Tools & Services	0.04%
Machinery	0.23%
Media	1.07%
Metals & Mining	0.68%
Multi-Utilities	0.20%

Security Type/Sector	Percentage of Net Assets
Multiline Retail	0.15%
Office Electronics	0.05%
Oil, Gas & Consumable Fuels	2.10%
Paper & Forest Products	0.09%
Personal Products	0.03%
Pharmaceuticals	0.73%
Professional Services	0.00%
Real Estate Investment Trusts	0.39%
Road & Rail	0.31%
Semiconductors & Semiconductor Equipment	0.07%
Software	0.21%
Specialty Retail	0.21%
Thrift & Mortgage Finance	0.00%
Tobacco	0.20%
Trading Companies & Distributors	0.01%
Wireless Telecommunication Services	0.32%
Municipal Bonds	0.91%
Non-Agency Asset-Backed Securities	0.23%
Regional Bonds	0.43%
Sovereign Bonds	1.35%
Supranational Banks	1.46%
U.S. Treasury Obligations	35.74%
Short-Term Investment	3.48%
Total Value of Securities	102.76%
Liabilities Net of Receivables and Other Assets	(2.76%)
Total Net Assets	100.00%

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–30.79%
•Fannie Mae ARM
3.004% 11/1/41	$920,071	$965,880
3.235% 6/1/41	5,659,677	5,938,423
3.332% 1/1/41	3,731,231	3,921,675
5.252% 7/1/38	256,492	275,800
5.33% 9/1/37	365,244	392,361
5.454% 11/1/38	304,334	327,393
5.729% 9/1/38	115,126	124,671
5.793% 3/1/37	1,370,558	1,480,890
5.905% 11/1/35	492,423	527,812
Fannie Mae S.F. 10 yr
4.50% 2/1/14	27,864	29,977
4.50% 4/1/14	52,871	56,385
5.00% 9/1/12	9,470	10,068
5.00% 10/1/12	59,056	59,187
5.00% 2/1/13	573,777	599,244
5.00% 5/1/13	122,298	129,028
5.50% 12/1/14	110,415	120,043
5.50% 11/1/15	9,481	10,306
6.00% 12/1/13	102,336	104,828
6.00% 3/1/16	389,912	410,666
6.00% 10/1/16	294,234	311,833
6.00% 12/1/17	160,242	169,678
6.00% 9/1/18	37,327	40,225
Fannie Mae S.F. 15 yr
3.00% 11/1/26	6,661,503	6,987,938
3.50% 11/1/25	2,278,493	2,410,046
3.50% 12/1/25	4,134,950	4,425,377
3.50% 12/1/26	2,797,169	2,958,669
4.00% 4/1/24	754,516	802,900
4.00% 5/1/24	1,113,427	1,184,829
4.00% 6/1/24	962,988	1,024743
4.00% 7/1/24	471,942	502,206
4.00% 10/1/24	35,949	38,254
4.00% 12/1/24	1,435,079	1,527,106
4.00% 1/1/25	1,409,031	1,530,651
4.00% 3/1/25	1,454,269	1,579,794
4.00% 5/1/25	814,893	867,150
4.00% 7/1/25	15,138	16,109
4.00% 8/1/25	57,376	61,055
4.00% 9/1/25	706,979	752,317
4.00% 10/1/25	824,162	877,013
4.00% 1/1/26	23,021	24,511
4.00% 3/1/26	1,652,674	1,758,656
4.00% 5/1/26	24,115	25,676
4.50% 2/1/23	417,704	448,079
4.50% 4/1/23	58,113	62,339
4.50% 5/1/23	75,525	81,017
4.50% 6/1/23	1,595,890	1,711,945
4.50% 11/1/23	94,744	101,634
4.50% 1/1/24	18,945	20,320
4.50% 2/1/24	20,553	22,045
4.50% 3/1/24	19,973	21,422
4.50% 4/1/24	650,438	697,736

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 5/1/24	$1,182,503	$1,268,496
4.50% 7/1/24	861,964	924,512
4.50% 8/1/24	1,111,926	1,192,612
4.50% 11/1/24	481,764	516,723
4.50% 4/1/25	815,238	874,396
4.50% 5/1/25	68,131	73,075
4.50% 6/1/25	24,798	26,597
5.00% 6/1/19	5,419	5,867
5.00% 4/1/21	189,827	205,414
5.00% 4/1/23	120,594	130,100
5.00% 6/1/23	2,209,539	2,383,719
5.00% 9/1/23	713,875	770,151
5.00% 11/1/23	700,289	755,493
5.00% 12/1/23	522,540	563,732
5.00% 4/1/24	609,572	658,292
5.00% 3/1/25	207,126	223,454
5.00% 6/1/25	10,289	11,100
5.50% 12/1/18	555,231	603,359
5.50% 3/1/20	923,457	1,006,390
5.50% 4/1/22	173,274	189,486
5.50% 7/1/22	234,244	256,159
5.50% 1/1/24	211,089	230,837
5.50% 2/1/24	530,806	580,467
6.00% 2/1/14	172,310	177,822
6.00% 12/1/18	1,593	1,696
6.00% 6/1/20	142,907	153,473
6.00% 8/1/22	45,695	50,240
6.00% 9/1/22	181,659	199,727
6.00% 8/1/23	24,076	26,471
Fannie Mae S.F. 15 yr TBA 3.00% 7/1/27	5,000,000	5,238,281
Fannie Mae S.F. 20 yr 6.50% 12/1/17	3,390	3,817
Fannie Mae S.F. 30 yr
3.50% 10/1/40	2,210,523	2,325,825
3.50% 12/1/40	932,474	981,113
3.50% 2/1/41	1,906,753	2,006,210
4.00% 2/1/39	403,038	429,506
4.00% 3/1/39	15,708	16,735
4.00% 4/1/39	1,147,367	1,222,718
4.00% 6/1/39	357,674	381,163
4.00% 8/1/39	1,231,453	1,321,554
4.00% 9/1/39	1,288,666	1,397,057
4.00% 11/1/39	129,285	137,775
4.00% 12/1/39	2,229,636	2,375,515
4.00% 1/1/40	1,389,355	1,480,598
4.00% 5/1/40	641,385	683,707
4.00% 8/1/40	363,554	387,543
4.00% 9/1/40	608,845	649,020
4.00% 10/1/40	2,323,892	2,477,236
4.00% 11/1/40	3,096,556	3,321,059
4.00% 12/1/40	2,803,029	3,014,717
4.00% 1/1/41	8,265,914	8,811,348

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 2/1/41	$2,400,622	$2,559,030
4.00% 5/1/41	4,966,270	5,295,526
4.00% 9/1/41	1,103,792	1,176,972
4.00% 10/1/41	21,746	23,188
4.50% 8/1/33	88,077	94,793
4.50% 1/1/34	75,760	81,537
4.50% 9/1/35	418,880	450,036
4.50% 2/1/38	148,433	159,288
4.50% 4/1/38	202,819	217,651
4.50% 7/1/38	249,665	267,924
4.50% 11/1/38	948,455	1,017,816
4.50% 2/1/39	2,103,858	2,257,714
4.50% 3/1/39	1,646,774	1,767,203
4.50% 4/1/39	4,119,415	4,441,729
4.50% 5/1/39	1,150,120	1,262,981
4.50% 6/1/39	542,572	582,251
4.50% 7/1/39	1,898,094	2,036,902
4.50% 9/1/39	752,967	826,150
4.50% 1/1/40	2,239,356	2,473,800
4.50% 2/1/40	4,703,775	5,150,916
4.50% 5/1/40	2,989,114	3,256,549
4.50% 6/1/40	1,349,445	1,452,347
4.50% 8/1/40	693,586	744,308
4.50% 9/1/40	1,584,456	1,705,279
4.50% 10/1/40	7,852,022	8,468,484
4.50% 11/1/40	1,660,724	1,796,416
4.50% 2/1/41	3,040,138	3,277,664
4.50% 4/1/41	59,216	63,843
4.50% 5/1/41	866,547	935,341
4.50% 6/1/41	693,238	746,101
5.00% 12/1/32	502,228	543,997
5.00% 9/1/33	644,862	701,718
5.00% 4/1/34	2,301,468	2,502,946
5.00% 7/1/34	1,532,629	1,667,758
5.00% 11/1/34	779,255	847,794
5.00% 4/1/35	498,097	541,702
5.00% 6/1/35	828,872	901,612
5.00% 7/1/35	774,452	844,651
5.00% 9/1/35	218,954	237,574
5.00% 10/1/35	684,122	743,996
5.00% 2/1/36	7,343,228	7,985,854
5.00% 3/1/36	420,770	457,597
5.00% 11/1/36	125,337	136,310
5.00% 8/1/37	168,509	182,418
5.00% 4/1/38	1,296,779	1,403,820
5.00% 7/1/38	115,329	124,848
5.00% 11/1/38	135,825	147,036
5.00% 8/1/39	2,765,392	2,993,656
5.00% 12/1/39	685,936	742,556
5.00% 1/1/40	1,365,882	1,522,590
5.00% 7/1/40	5,042,495	5,510,698
5.50% 11/1/33	360,713	396,787
5.50% 1/1/34	298,276	327,918

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 5/1/34	$446,753	$491,152
5.50% 7/1/34	626,237	688,081
5.50% 10/1/34	586,480	647,330
5.50% 9/1/35	391,058	428,944
5.50% 10/1/35	653,515	716,828
5.50% 12/1/35	1,622,131	1,779,283
5.50% 1/1/36	2,322,108	2,547,074
5.50% 4/1/36	4,652,355	5,089,325
5.50% 8/1/36	893,275	979,816
5.50% 2/1/37	222,330	244,286
5.50% 3/1/37	784,382	855,961
5.50% 5/1/37	795,743	875,433
5.50% 6/1/37	640,648	707,119
5.50% 8/1/37	310,109	338,408
5.50% 11/1/37	6,243	6,813
5.50% 12/1/37	2,851	3,111
5.50% 1/1/38	2,395,942	2,614,584
5.50% 2/1/38	754,708	823,579
5.50% 6/1/38	84,230	91,917
5.50% 7/1/38	718,462	784,025
5.50% 10/1/38	294,171	321,016
5.50% 1/1/39	1,515,178	1,653,447
5.50% 5/1/39	2,861,510	3,122,638
5.50% 6/1/39	2,430,428	2,652,217
6.00% 12/1/35	452,562	506,642
6.00% 2/1/36	347,031	382,428
6.00% 6/1/36	157,246	173,285
6.00% 7/1/36	665,012	732,842
6.00% 8/1/36	530,047	584,111
6.00% 9/1/36	712,620	785,722
6.00% 10/1/36	646,514	712,457
6.00% 11/1/36	69,329	76,400
6.00% 1/1/37	312,450	345,117
6.00% 2/1/37	2,382,945	2,636,429
6.00% 3/1/37	183,051	201,723
6.00% 4/1/37	94,034	103,625
6.00% 5/1/37	741,380	817,000
6.00% 6/1/37	393,269	433,382
6.00% 8/1/37	1,237,547	1,363,775
6.00% 9/1/37	1,519,790	1,674,807
6.00% 10/1/37	2,843,033	3,133,018
6.00% 11/1/37	548,317	604,245
6.00% 1/1/38	202,044	222,653
6.00% 2/1/38	303,849	334,177
6.00% 4/1/38	34,303	37,727
6.00% 5/1/38	1,072,902	1,179,990
6.00% 6/1/38	546,963	601,556
6.00% 8/1/38	461,044	507,062
6.00% 9/1/38	115,212	126,711
6.00% 10/1/38	237,951	261,700
6.00% 11/1/38	362,167	398,316
6.50% 3/1/32	2,791	3,195
6.50% 7/1/36	435,340	491,512

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 9/1/36	$415,901	$469,565
6.50% 11/1/36	582,527	657,690
6.50% 9/1/37	55,990	63,424
6.50% 10/1/37	764,996	863,704
6.50% 2/1/38	879,011	990,508
6.50% 3/1/38	1,473,340	1,674,035
6.50% 5/1/38	309,396	348,641
6.50% 7/1/38	875,168	986,177
6.50% 10/1/38	626,479	707,510
7.00% 8/1/39	949,510	1,105,100
Fannie Mae S.F. 30 yr TBA
3.50% 7/1/42	10,000,000	10,510,937
4.00% 7/1/42	2,000,000	2,128,438
5.00% 7/1/42	3,000,000	3,246,563
•Freddie Mac ARM
2.953% 11/1/37	387,226	412,017
3.544% 9/1/40	3,591,902	3,781,599
3.57% 8/1/40	1,672,345	1,759,353
3.826% 9/1/37	668,340	713,252
5.866% 6/1/36	434,564	471,553
Freddie Mac S.F. 15 yr
3.00% 3/1/27	2,876,536	3,013,992
3.00% 4/1/27	2,465,958	2,583,795
3.50% 12/1/25	4,117,385	4,401,431
3.50% 3/1/26	3,523,788	3,708,521
4.00% 2/1/24	276,585	294,875
4.00% 8/1/24	467,968	494,833
4.00% 2/1/25	552,083	583,778
4.00% 7/1/25	1,862,863	1,969,807
4.00% 4/1/26	3,640,472	3,854,016
4.50% 1/1/15	42,470	43,506
4.50% 2/1/15	28,658	29,400
4.50% 8/1/15	20,249	20,861
4.50% 12/1/19	151,712	162,247
4.50% 4/1/21	113,890	121,799
4.50% 1/1/23	149,194	158,762
4.50% 4/1/23	282,928	301,071
4.50% 5/1/23	543,264	578,102
4.50% 6/1/23	36,460	38,798
4.50% 12/1/23	59,595	63,416
4.50% 6/1/24	23,273	24,747
4.50% 7/1/24	775,698	824,835
4.50% 8/1/24	275,809	296,262
4.50% 11/1/24	679,819	722,883
4.50% 5/1/25	269,648	286,729
4.50% 8/1/25	988,857	1,052,270
5.00% 10/1/17	49,175	52,807
5.00% 4/1/18	711,610	764,176
5.00% 1/1/22	665,565	715,043
5.00% 6/1/22	490,920	526,264
5.00% 4/1/23	521,577	558,313
5.00% 1/1/25	67,773	72,483
5.00% 3/1/25	1,226,017	1,317,923

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
5.00% 7/1/25	$299,766	$320,997
5.50% 1/1/13	28,343	28,603
5.50% 12/1/13	71,219	73,540
5.50% 12/1/15	115,321	124,253
5.50% 11/1/16	566,963	611,050
5.50% 11/1/17	962,024	1,036,230
5.50% 4/1/18	219,646	240,432
5.50% 11/1/21	8,502	9,175
5.50% 6/1/23	69,071	75,370
5.50% 7/1/24	808,405	871,266
5.50% 12/1/24	669,017	732,330
6.00% 12/1/22	409,531	449,951
6.00% 11/1/23	310,109	340,425
Freddie Mac S.F. 15 yr TBA
3.00% 7/1/27	2,000,000	2,090,938
4.50% 7/1/27	3,000,000	3,187,500
Freddie Mac S.F. 30 yr
3.50% 5/1/42	4,988,333	5,238,986
4.00% 5/1/39	1,525,388	1,619,846
4.00% 2/1/40	351,690	373,468
4.00% 5/1/40	712,435	756,997
4.00% 11/1/40	6,927,699	7,361,016
4.00% 12/1/40	2,225,729	2,364,945
4.00% 2/1/41	2,755,493	2,955,400
4.50% 2/1/39	362,108	386,892
4.50% 4/1/39	248,660	265,679
4.50% 5/1/39	430,799	470,920
4.50% 6/1/39	2,803,513	3,041,567
4.50% 7/1/39	666,702	712,333
4.50% 9/1/39	1,635,500	1,800,081
4.50% 10/1/39	3,305,498	3,545,126
4.50% 1/1/40	4,484,180	4,901,794
4.50% 2/1/40	2,743,843	2,999,379
4.50% 7/1/40	657,727	703,566
4.50% 9/1/40	2,208,595	2,414,282
4.50% 2/1/41	7,575,590	8,401,851
4.50% 3/1/41	4,757,526	5,176,809
5.00% 10/1/34	901,018	987,988
5.00% 2/1/35	274,826	296,243
5.00% 8/1/35	472,323	509,132
5.00% 10/1/35	219,690	236,811
5.00% 11/1/35	117,401	126,550
5.00% 12/1/35	789,028	850,517
5.00% 2/1/37	595,076	640,095
5.00% 4/1/37	564,874	607,218
5.00% 5/1/37	868,700	933,819
5.00% 12/1/37	1,789,353	1,924,433
5.00% 1/1/38	35,636	38,307
5.00% 4/1/38	26,526	28,515
5.00% 6/1/38	1,302,599	1,400,245
5.00% 7/1/38	150,893	162,204
5.00% 9/1/38	66,629	71,624
5.00% 10/1/38	1,268,316	1,363,392

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 12/1/38	$1,079,211	$1,160,111
5.00% 1/1/39	315,081	338,700
5.00% 2/1/39	442,963	476,168
5.00% 3/1/39	1,409,759	1,545,836
5.00% 8/1/39	349,034	382,724
5.00% 9/1/39	2,144,180	2,316,192
5.00% 1/1/40	1,891,229	2,042,925
5.00% 5/1/40	768,610	826,430
5.00% 6/1/40	3,937,842	4,292,018
5.00% 9/1/40	744,408	800,211
5.00% 3/1/41	1,416,124	1,543,964
5.50% 8/1/33	213,527	234,281
5.50% 6/1/34	419,441	459,159
5.50% 6/1/35	326,934	357,892
5.50% 11/1/35	556,291	608,273
5.50% 1/1/37	406,134	442,689
5.50% 5/1/37	523,815	570,961
5.50% 7/1/37	181,429	199,629
5.50% 1/1/38	2,431,579	2,650,434
5.50% 2/1/38	571,964	622,372
5.50% 5/1/38	2,960,524	3,235,313
5.50% 6/1/38	150,439	163,556
5.50% 8/1/38	386,009	424,733
5.50% 12/1/38	508,009	555,638
5.50% 8/1/39	687,844	752,333
5.50% 12/1/39	1,625,611	1,770,909
5.50% 3/1/40	1,486,843	1,617,879
5.50% 4/1/40	2,498,804	2,719,024
5.50% 5/1/40	1,891,994	2,058,736
5.50% 6/1/41	465,602	506,636
6.00% 8/1/36	135,533	148,573
6.00% 11/1/36	333,349	366,361
6.00% 4/1/37	5,315	5,841
6.00% 5/1/37	911,705	1,000,567
6.00% 8/1/37	1,716,232	1,883,509
6.00% 9/1/37	860,620	949,326
6.00% 10/1/37	240,006	264,374
6.00% 11/1/37	1,463,443	1,606,082
6.00% 12/1/37	43,013	47,292
6.00% 6/1/38	178,490	195,887
6.00% 7/1/38	412,670	452,891
6.00% 8/1/38	491,393	539,288
6.00% 9/1/38	216,404	237,495
6.00% 10/1/38	458,835	503,556
6.00% 11/1/38	234,845	257,734
6.00% 3/1/39	258,585	283,788
6.00% 4/1/39	131,588	144,681
6.00% 9/1/39	550,858	603,861
6.00% 12/1/39	580,392	636,236
6.00% 5/1/40	2,674,241	2,934,893
6.50% 11/1/36	1,058,504	1,188,548
6.50% 8/1/37	404,833	454,569
6.50% 10/1/37	117,423	131,849

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.50% 6/1/38	$129,183	$145,054
6.50% 4/1/39	705,174	791,808
Freddie Mac S.F. 30 yr TBA
3.50% 7/1/42	10,000,000	10,490,624
4.00% 7/1/42	6,000,000	6,366,563
GNMA I S. F 30 yr
3.50% 10/15/40	584,220	626,592
3.50% 1/15/41	255,013	273,190
3.50% 7/15/41	107,759	115,574
3.50% 10/15/41	1,953,834	2,093,097
3.50% 6/15/42	6,500,000	6,963,299
4.00% 6/15/39	358,539	392,792
4.00% 7/15/39	425,402	466,042
4.00% 8/15/39	382,774	419,342
4.00% 8/15/40	7,990,984	8,754,389
4.00% 10/15/40	1,352,532	1,483,963
4.00% 12/15/40	1,813,786	1,994,007
4.00% 1/15/41	1,833,283	2,015,441
4.00% 9/15/41	2,668,580	2,919,349
4.50% 3/15/39	4,939,313	5,410,065
4.50% 4/15/39	1,717,884	1,881,611
4.50% 5/15/39	373,502	412,368
4.50% 6/15/39	1,120,628	1,227,433
4.50% 7/15/39	1,561,137	1,709,924
4.50% 8/15/39	255,778	280,155
4.50% 9/15/39	2,053,422	2,249,126
4.50% 10/15/39	2,412,500	2,674,192
4.50% 11/15/39	2,131,694	2,334,860
4.50% 12/15/39	754,206	826,087
4.50% 1/15/40	3,893,633	4,284,389
4.50% 5/15/40	944,272	1,042,531
4.50% 6/15/40	2,578,358	2,837,728
4.50% 7/15/40	779,360	854,857
4.50% 8/15/40	1,203,020	1,319,557
4.50% 9/15/40	753,308	826,280
4.50% 1/15/41	513,504	566,938
4.50% 2/15/41	5,993,480	6,582,837
4.50% 3/15/41	893,680	977,737
4.50% 6/15/41	815,765	892,493
5.00% 3/15/35	203,774	224,907
5.00% 8/15/38	155,703	171,413
5.00% 1/15/39	1,875,806	2,067,116
5.00% 6/15/39	2,485,377	2,752,753
5.00% 9/15/39	5,386,169	5,973,497
5.00% 10/15/39	443,353	489,332
5.00% 11/15/39	1,113,283	1,235,000
5.00% 1/15/40	2,226,346	2,469,757
5.00% 2/15/40	1,487,925	1,650,603
5.00% 4/15/40	1,270,557	1,402,720
5.00% 5/15/40	5,736,888	6,319,891
5.00% 7/15/40	1,431,670	1,578,168
5.50% 10/15/33	789,611	881,152
5.50% 4/15/37	205,655	228,752

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S. F 30 yr (continued)
5.50% 7/15/37	$123,186	$136,774
5.50% 1/15/38	5,504	6,111
5.50% 2/15/38	1,003,360	1,114,038
5.50% 7/15/38	9,568	10,623
5.50% 8/15/38	290,286	322,307
5.50% 9/15/38	2,221,830	2,466,913
5.50% 12/15/38	421,929	468,471
5.50% 1/15/39	579,858	643,820
5.50% 5/15/39	1,452,827	1,613,084
5.50% 7/15/39	39,140	43,457
5.50% 10/15/39	1,353,316	1,502,596
5.50% 4/15/40	1,850,537	2,065,363
5.50% 2/15/41	348,640	387,098
6.00% 5/15/37	444,952	500,047
6.00% 1/15/38	523,338	588,138
6.00% 3/15/38	23,519	26,431
6.00% 5/15/38	1,057,064	1,188,669
6.00% 7/15/38	632,565	710,888
6.00% 8/15/38	812,602	913,218
6.00% 10/15/38	752,997	846,233
6.00% 11/15/38	389,977	438,264
6.00% 12/15/38	878,890	987,715
6.00% 1/15/39	218,945	246,055
6.00% 5/15/39	27,073	30,425
6.00% 6/15/39	14,829	16,663
6.00% 8/15/39	28,628	32,245
6.00% 10/15/39	43,989	49,435
6.00% 6/15/40	32,484	37,059
6.00% 12/15/40	3,239,770	3,640,918
6.50% 8/15/37	291,289	334,128
6.50% 3/15/38	43,984	50,446
6.50% 5/15/38	81,976	94,019
6.50% 7/15/38	126,379	145,261
6.50% 8/15/38	4,088	4,694
6.50% 9/15/38	79,636	91,459
6.50% 10/15/38	104,319	119,650
6.50% 2/15/39	820,854	941,445
6.50% 8/15/39	39,589	45,467
GNMA II S. F. 30 yr 3.50% 4/20/42	1,991,100	2,131,077
GNMA S.F. 30 yr TBA
3.50% 7/1/42	2,000,000	2,139,062
4.00% 7/1/42	5,500,000	6,006,172

Total Agency Mortgage-Backed Securities (Cost $547,069,940)		568,183,957

AGENCY OBLIGATIONS–4.89%
Fannie Mae
0.50% 8/9/13	1,000,000	1,002,659
0.50% 12/27/13	1,000,000	1,000,859
0.50% 10/30/14	1,000,000	998,565
0.60% 10/25/13	250,000	250,180

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
0.625% 12/6/13	$200,000	$200,129
0.625% 2/27/15	200,000	200,137
0.70% 9/19/14	500,000	500,344
0.70% 10/17/14	100,000	100,014
0.70% 5/15/15	500,000	500,099
0.75% 12/18/13	2,000,000	2,013,947
0.75% 11/21/14	100,000	100,128
0.75% 12/19/14	100,000	100,153
0.75% 9/14/15	100,000	100,100
0.75% 12/28/15	250,000	250,024
0.80% 2/13/15	100,000	100,668
0.875% 8/28/14	2,000,000	2,021,185
0.90% 12/5/14	100,000	100,290
1.00% 9/23/13	3,500,000	3,530,225
1.00% 10/15/13	100,000	100,665
1.00% 1/26/15	100,000	100,145
1.00% 1/3/17	250,000	250,021
1.125% 10/8/13	200,000	202,140
1.125% 4/26/16	1,000,000	1,004,546
1.125% 6/14/17	250,000	249,678
1.20% 3/8/17	100,000	100,381
1.25% 8/20/13	1,500,000	1,516,247
1.25% 3/14/14	500,000	507,829
1.25% 6/20/16	250,000	249,514
1.25% 2/27/17	100,000	100,228
1.35% 2/24/14	100,000	101,687
1.75% 11/14/16	200,000	200,850
1.75% 1/30/19	1,100,000	1,108,605
1.875% 10/15/15	100,000	103,839
2.24% 7/6/15	1,000,000	1,000,053
2.375% 4/11/16	2,000,000	2,126,321
2.50% 5/15/14	1,000,000	1,039,690
2.625% 11/20/14	700,000	737,285
2.70% 3/28/22	250,000	251,433
2.75% 2/5/14	1,000,000	1,039,761
2.75% 3/13/14	200,000	208,201
3.00% 9/16/14	500,000	529,319
4.125% 4/15/14	500,000	533,722
4.625% 10/15/13	800,000	844,693
4.625% 10/15/14	500,000	548,239
4.875% 12/15/16	500,000	587,812
5.00% 3/2/15	200,000	224,022
5.00% 4/15/15	500,000	562,442
5.00% 3/15/16	1,000,000	1,157,244
5.00% 2/13/17	2,250,000	2,665,932
5.00% 5/11/17	500,000	596,231
5.375% 6/12/17	600,000	727,760
5.625% 7/15/37	100,000	143,402
6.00% 4/18/36	100,000	116,905
6.25% 5/15/29	250,000	361,056
6.625% 11/15/30	300,000	456,533
7.125% 1/15/30	500,000	785,930
7.25% 5/15/30	500,000	800,585
8.95% 2/12/18	1,000,000	1,413,506

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Farm Credit Banks
0.37% 6/11/14	$250,000	$250,046
0.69% 10/30/15	1,000,000	1,000,368
0.70% 12/14/15	250,000	250,049
0.95% 12/12/16	250,000	249,444
1.10% 6/12/17	250,000	249,604
1.50% 11/16/15	250,000	257,744
2.50% 6/20/22	125,000	125,021
2.625% 4/17/14	300,000	312,294
3.00% 9/22/14	300,000	317,573
4.875% 1/17/17	300,000	353,700
5.125% 8/25/16	100,000	116,115
Federal Home Loan Banks
0.375% 1/29/14	50,000	50,039
0.55% 10/25/13	100,000	100,080
0.60% 3/5/15	100,000	100,003
0.875% 12/27/13	500,000	504,154
1.375% 5/28/14	450,000	459,320
2.125% 12/21/15	250,000	263,332
2.25% 9/8/17	500,000	529,370
2.75% 12/12/14	200,000	210,431
3.625% 10/18/13	1,500,000	1,564,232
4.00% 9/6/13	1,000,000	1,043,934
4.125% 3/13/20	400,000	473,197
4.50% 9/16/13	1,000,000	1,050,809
4.625% 9/11/20	1,000,000	1,217,303
4.875% 5/17/17	200,000	239,018
5.00% 11/17/17	1,700,000	2,055,216
5.125% 8/14/13	200,000	210,929
5.375% 5/18/16	2,000,000	2,360,261
5.375% 5/15/19	1,000,000	1,252,304
5.50% 7/15/36	300,000	406,169
5.50% 8/13/14	1,500,000	1,663,744
Federal Home Loan Mortgage
0.375% 10/30/13	1,500,000	1,504,170
0.40% 2/27/14	200,000	200,141
0.50% 10/18/13	200,000	200,123
0.55% 12/27/13	100,000	100,091
0.55% 1/9/14	500,000	500,532
0.55% 2/13/15	100,000	100,148
0.55% 2/27/15	1,300,000	1,301,362
0.625% 12/23/13	1,500,000	1,506,224
0.65% 1/30/15	100,000	100,334
0.80% 1/13/15	200,000	200,741
0.85% 1/9/15	500,000	500,990
0.85% 2/24/16	100,000	100,200
0.875% 10/28/13	1,000,000	1,007,785
0.875% 12/19/14	100,000	100,178
1.00% 12/5/14	100,000	100,181
1.00% 12/19/14	100,000	100,169
1.00% 6/30/15	100,000	100,499
1.00% 2/24/16	200,000	201,715
1.05% 9/28/15	100,000	100,138
1.10% 8/8/14	100,000	100,068

	Principal Amount (U.S. $)	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
1.20% 7/25/14	$100,000	$100,049
1.375% 2/25/14	1,500,000	1,525,874
1.50% 7/13/15	100,000	100,031
1.60% 11/2/16	100,000	100,413
1.625% 11/14/16	100,000	100,388
2.00% 8/25/16	500,000	525,906
2.00% 2/1/17	100,000	100,146
2.00% 2/27/17	100,000	100,273
2.00% 7/30/19	100,000	100,951
2.25% 1/23/17	100,000	102,879
2.375% 1/13/22	1,495,000	1,537,519
2.50% 1/7/14	800,000	826,959
2.50% 4/23/14	1,000,000	1,039,407
2.50% 5/27/16	500,000	533,923
2.875% 2/9/15	500,000	531,160
3.00% 7/28/14	500,000	526,241
3.75% 3/27/19	700,000	809,743
4.125% 9/27/13	1,500,000	1,571,602
4.375% 7/17/15	1,000,000	1,116,069
4.50% 1/15/14	500,000	531,915
4.75% 11/17/15	1,000,000	1,141,904
4.875% 6/13/18	1,150,000	1,394,582
5.00% 7/15/14	500,000	546,896
5.00% 11/13/14	200,000	220,599
5.00% 4/18/17	1,000,000	1,190,324
5.125% 11/17/17	500,000	606,346
5.25% 4/18/16	1,000,000	1,171,396
5.50% 8/23/17	500,000	613,216
5.625% 11/23/35	100,000	113,432
6.25% 7/15/32	500,000	746,204
6.75% 3/15/31	300,000	460,344
6.75% 9/15/29	100,000	151,657
Financing
9.40% 2/8/18	480,000	687,336
10.70% 10/6/17	150,000	220,895
Tennessee Valley Authority
3.875% 2/15/21	400,000	462,991
4.625% 9/15/60	150,000	182,972
4.65% 6/15/35	500,000	598,825
4.70% 7/15/33	200,000	242,829
4.75% 8/1/13	500,000	524,363
4.875% 12/15/16	100,000	117,394
5.25% 9/15/39	225,000	294,550
5.375% 4/1/56	200,000	277,211
5.50% 7/18/17	100,000	121,740
5.88% 4/1/36	75,000	104,793
6.15% 1/15/38	100,000	144,770
7.125% 5/1/30	100,000	155,063

Total Agency Obligations (cost $86,367,413)		90,159,830

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.90%
Banc of America Merrill Lynch Commercial Mortgage
Series 2005-4 A5A 4.933% 7/10/45	$500,000	$548,612
Series 2006-6 A3 5.369% 10/10/45	250,000	269,522
Series 2006-6 A4 5.356% 10/10/45	450,000	499,821
•Series 2007-2 A2 5.634% 4/10/49	183,427	189,967
•Series 2007-2 A4 5.807% 4/10/49	400,000	457,907
•Series 2007-3 A4 5.805% 6/10/49	200,000	225,953
Series 2007-5 A4 5.492% 2/10/51	25,000	28,516
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3 A3 4.487% 2/11/41	20,059	20,285
•Series 2004-T14 A4 5.20% 1/12/41	190,000	200,237
•Series 2004-T16 A6 4.75% 2/13/46	400,000	426,359
•Series 2006-PW12 A4 5.901% 9/11/38	100,000	113,592
Series 2006-PW13 A4 5.54% 9/11/41	150,000	170,818
Series 2006-T24 A4 5.537% 10/12/41	500,000	571,329
•Series 2007-PW16 A4 5.906% 6/11/40	250,000	285,850
•Series 2007-PW17 A4 5.694% 6/11/50	500,000	575,849
Series 2007-PW18 A4 5.70% 6/11/50	360,000	414,313
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.889% 12/10/49	400,000	461,826
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.482% 1/15/46	650,000	723,463
Series 2006-CD3 A5 5.617% 10/15/48	500,000	566,015
Series 2007-CD4 A3 5.293% 12/11/49	1,350,000	1,425,225
¿Commercial Mortgage Pass Through Certificates
Series 2004-LB2A A4 4.715% 3/10/39	246,355	256,597
•Series 2005-C6 A5A 5.116% 6/10/44	250,000	276,063
•Series 2006-C7 A4 5.941% 6/10/46	599,000	674,459
Series 2006-C8 A2B 5.248% 12/10/46	99,719	100,178
•Series 2007-C9 A4 5.811% 12/10/49	500,000	582,625
•Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	492,571
•Credit Suisse First Boston Mortgage Securities
•Series 2004-C1 A4 4.75% 1/15/37	248,268	259,284
Series 2004-C2 A1 3.819% 5/15/36	52,992	53,619
•Series 2004-C2 A2 5.416% 5/15/36	250,000	266,003
•Series 2004-C3 A5 5.113% 7/15/36	250,000	266,974
•Series 2005-C1 A4 5.014% 2/15/38	200,000	216,732
•Series 2005-C5 A4 5.10% 8/15/38	250,000	275,646
•Credit Suisse Mortgage Capital Certificates
Series 2006-C3 A3 6.008% 6/15/38	1,034,000	1,171,676
Series 2007-C3 A4 5.868% 6/15/39	225,000	240,923
Series 2007-C5 A3 5.694% 9/15/40	250,000	262,600
Series 2008-C1 A3 6.408% 2/15/41	200,000	220,042
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.486% 11/10/45	250,000	279,490
Series 2007-C1 A4 5.543% 12/10/49	725,000	792,714

	Principal Amount (U.S. $)	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities Series 2003-C3 A4 5.023% 4/10/40	$150,000	$155,618
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	525,000	562,360
Series 2005-GG4 A4 4.761% 7/10/39	445,450	479,906
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	111,207
•Series 2007-GG10 A4 5.979% 8/10/45	500,000	554,907
Greenwich Capital Commercial Funding
•Series 2005-GG3 A4 4.80% 8/10/42	250,000	269,457
•Series 2006-GG7 A4 6.071% 7/10/38	500,000	569,914
Series 2007-GG11 A4 5.736% 12/10/49	100,000	110,815
JPMorgan Chase Commercial Mortgage Securities
•Series 2003-CB7 A4 4.879% 1/12/38	232,529	241,152
•Series 2004-C2 A3 5.386% 5/15/41	150,000	158,877
•Series 2004-PNC1 A4 5.542% 6/12/41	300,000	319,283
•Series 2005-CB11 A4 5.335%8/12/37	500,000	549,324
•Series 2005-CB13 AM 5.502% 1/12/43	500,000	485,225
Series 2005-LDP1 A3 4.865% 3/15/46	125,000	126,083
•Series 2005-LDP5 A3 5.391% 12/15/44	200,000	211,026
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	279,014
Series 2006-CB17 A4 5.429% 12/12/43	365,000	408,507
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	113,185
Series 2007-C1 A3 5.79% 2/15/51	1,000,000	1,041,420
Series 2007-LD12 A2 5.827% 2/15/51	345,336	348,302
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C2 A4 4.367% 3/15/36	250,000	261,395
•Series 2005-C7 A4 5.197% 11/15/30	200,000	221,384
•Series 2006-C4 A4 6.067% 6/15/38	918,000	1,047,764
Series 2006-C6 A4 5.372% 9/15/39	250,000	283,975
•Series 2007-C6 A4 5.859% 7/15/40	600,000	685,238
•Series 2007-C7 A3 5.866% 9/15/45	925,000	1,060,268
•Series 2008-C1 A2 6.314% 4/15/41	350,000	415,347
Merrill Lynch Mortgage Trust
•Series 2004-KEY2 A4 4.864% 8/12/39	150,000	160,208
•Series 2007-C1 A4 6.041% 6/12/50	255,000	283,324
Series 2008-C1 A3 5.71% 2/12/51	500,000	526,830
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 A2 5.291% 7/12/46	149,363	152,358
•Series 2006-4 A3 5.172% 12/12/49	750,000	830,959
Series 2007-5 A4 5.378% 8/12/48	320,000	346,381
Morgan Stanley Capital I
Series 2003-IQ6 A4 4.97% 12/15/41	250,000	261,197
Series 2004-HQ4 A7 4.97% 4/14/40	250,000	262,698
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	492,844
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	804,201
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	498,610
•Series 2007-HQ12 A4 5.781% 4/12/49	200,000	210,158
•Series 2007-HQ12 A5 5.781% 4/12/49	250,000	270,384
•Series 2007-IQ15 A4 6.076% 6/11/49	250,000	283,225
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36	206,026	207,955

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
•Series 2003-C8 A4 4.964% 11/15/35	$350,000	$365,957
•Series 2003-C9 A4 5.012% 12/15/35	300,000	312,392
•Series 2005-C21 A4 5.378% 10/15/44	1,000,000	1,101,123
•Series 2006-C27 AM 5.795% 7/15/45	250,000	266,079
•Series 2007-C31 A2 5.421% 4/15/47	159,728	165,115
•Series 2007-C32 A3 5.927% 6/15/49	200,000	217,800
•Series 2007-C33 A5 6.097% 2/15/51	500,000	555,495
Series 2007-C34 A3 5.678% 5/15/46	500,000	574,286

Total Commercial Mortgage-Backed Securities (Cost $30,475,328)		35,084,187

CORPORATE BONDS–21.58%
Aerospace & Defense–0.37%
Boeing
3.50% 2/15/15	100,000	107,154
4.875% 2/15/20	200,000	240,327
5.00% 3/15/14	200,000	214,561
6.00% 3/15/19	100,000	125,192
6.125% 2/15/33	50,000	65,639
6.875% 3/15/39	100,000	146,854
Embraer Overseas
5.15% 6/15/22	50,000	51,450
6.375% 1/15/20	100,000	112,250
General Dynamics
2.25% 7/15/16	150,000	156,681
5.25% 2/1/14	200,000	214,560
Goodrich
4.875% 3/1/20	50,000	57,418
6.125% 3/1/19	100,000	123,372
Honeywell International
3.875% 2/15/14	155,000	163,664
4.25% 3/1/21	50,000	58,016
5.00% 2/15/19	100,000	119,138
5.30% 3/1/18	100,000	119,355
5.375% 3/1/41	65,000	82,884
5.70% 3/15/36	150,000	191,990
5.70% 3/15/37	100,000	128,703
L-3 Communications
3.95% 11/15/16	100,000	106,311
4.75% 7/15/20	100,000	106,840
4.95% 2/15/21	100,000	108,336
Lockheed Martin
3.35% 9/15/21	100,000	103,565
4.25% 11/15/19	200,000	223,751
4.85% 9/15/41	100,000	108,880
5.50% 11/15/39	100,000	117,893
6.15% 9/1/36	150,000	188,486
Northrop Grumman
1.85% 11/15/15	100,000	101,442
3.50% 3/15/21	100,000	105,881
3.70% 8/1/14	30,000	31,555
5.05% 11/15/40	100,000	113,430

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman Systems 7.75% 2/15/31	$150,000	$217,736
Raytheon
4.40% 2/15/20	100,000	113,723
4.70% 12/15/41	200,000	221,061
6.40% 12/15/18	50,000	62,669
7.20% 8/15/27	100,000	140,445
Rockwell Collins 5.25% 7/15/19	50,000	59,041
United Technologies
1.80% 6/1/17	150,000	153,365
3.10% 6/1/22	409,000	429,491
4.50% 4/15/20	210,000	243,779
4.50% 6/1/42	150,000	165,463
4.875% 5/1/15	100,000	110,758
5.375% 12/15/17	150,000	179,532
5.40% 5/1/35	200,000	239,888
6.05% 6/1/36	150,000	194,242
6.125% 2/1/19	100,000	123,997
6.125% 7/15/38	200,000	261,276

		6,812,044

Air Freight & Logistics–0.06%
FedEx 8.00% 1/15/19	100,000	131,981
United Parcel Service
3.125% 1/15/21	350,000	375,470
3.875% 4/1/14	100,000	105,552
4.875% 11/15/40	55,000	65,940
5.125% 4/1/19	200,000	241,525
6.20% 1/15/38	105,000	144,835

		1,065,303

Airlines–0.06%
¿American Airlines 2009-1A Pass Through Trust 10.375% 7/2/19	89,816	96,104
¿Continental Airlines 2009-1 Pass Through Trust 9.00% 7/8/16	176,950	202,608
¿Continental Airlines 2010-1 Class A Pass Through Trust 4.75% 1/12/21	98,074	102,732
¿Continental Airlines 2012-1 Class A Pass Through Trust 4.15% 4/11/24	250,000	245,624
¿Delta Air Lines 2009-1 Class A Pass Through Trust 7.75% 12/17/19	82,129	93,216
¿Delta Air Lines 2010-1 Class A Pass Through Trust 6.20% 7/2/18	89,928	97,348
¿Delta Air Lines 2010-2 Class A Pass Through Trust 4.95% 5/23/19	91,622	97,348
Southwest Airlines 5.125% 3/1/17	100,000	109,868
¿US Airways 2012-1 Class A Pass Through Trust 5.90% 10/1/24	50,000	51,188

		1,096,036

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.02%
Johnson Controls
1.75% 3/1/14	$100,000	$101,474
4.25% 3/1/21	60,000	64,563
5.00% 3/30/20	100,000	113,233
5.50% 1/15/16	100,000	112,497
5.70% 3/1/41	70,000	82,914

		474,681

Automobiles–0.02%
Daimler Finance North America
6.50% 11/15/13	150,000	160,845
8.50% 1/18/31	200,000	306,833

		467,678

Beverages–0.46%
Anheuser-Busch
4.95% 1/15/14	50,000	52,735
6.45% 9/1/37	100,000	136,234
Anheuser-Busch InBev World
2.875% 2/15/16	45,000	47,580
4.125% 1/15/15	475,000	512,219
4.375% 2/15/21	30,000	34,271
5.375% 1/15/20	650,000	775,780
6.375% 1/15/40	200,000	274,580
7.75% 1/15/19	500,000	661,265
Bottling Group
5.125% 1/15/19	200,000	235,856
6.95% 3/15/14	100,000	110,560
Brown Foreman 2.50% 1/15/16	100,000	104,668
Coca-Cola
0.75% 11/15/13	300,000	301,134
1.50% 11/15/15	300,000	306,758
1.80% 9/1/16	245,000	251,886
3.15% 11/15/20	170,000	182,472
3.30% 9/1/21	250,000	268,710
3.625% 3/15/14	100,000	105,142
Coca-Cola Enterprises
3.50% 9/15/20	100,000	104,829
4.50% 9/1/21	200,000	223,261
Coca-Cola HBC Finance 5.125% 9/17/13	50,000	51,486
Diageo Capital
1.50% 5/11/17	250,000	251,214
4.828% 7/15/20	100,000	116,718
5.50% 9/30/16	100,000	117,317
5.75% 10/23/17	100,000	120,351
5.875% 9/30/36	100,000	127,602
Diageo Finance
3.25% 1/15/15	100,000	105,940
5.30% 10/28/15	100,000	112,830
Diageo Investment 4.25% 5/11/42	150,000	159,425

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Dr. Pepper Snapple Group 2.90% 1/15/16	$200,000	$209,614
Molson Coors Brewing 5.00% 5/1/42	250,000	271,175
PepsiAmericas 4.375% 2/15/14	100,000	105,842
PepsiCo
0.80% 8/25/14	240,000	241,013
2.75% 3/5/22	250,000	252,862
3.00% 8/25/21	100,000	103,687
3.10% 1/15/15	200,000	210,771
3.125% 11/1/20	250,000	263,304
4.00% 3/5/42	100,000	104,964
4.50% 1/15/20	100,000	113,977
4.875% 11/1/40	100,000	117,156
5.00% 6/1/18	150,000	175,437
5.50% 1/15/40	150,000	189,336
7.90% 11/1/18	200,000	267,548

		8,479,509

Biotechnology–0.22%
Amgen
2.125% 5/15/17	100,000	101,291
2.30% 6/15/16	150,000	154,311
2.50% 11/15/16	100,000	104,007
3.625% 5/15/22	100,000	103,618
3.875% 11/15/21	200,000	211,587
4.10% 6/15/21	100,000	107,475
4.50% 3/15/20	150,000	165,297
4.85% 11/18/14	150,000	162,967
5.15% 11/15/41	178,000	186,533
5.375% 5/15/43	150,000	162,891
5.65% 6/15/42	200,000	224,034
5.75% 3/15/40	200,000	223,572
6.15% 6/1/18	250,000	300,319
6.375% 6/1/37	100,000	119,263
6.40% 2/1/39	50,000	59,961
6.90% 6/1/38	150,000	191,598
Biogen Idec 6.875% 3/1/18	100,000	122,192
Celgene 3.95% 10/15/20	100,000	105,227
Genentech
4.75% 7/15/15	100,000	110,591
5.25% 7/15/35	50,000	59,080
Genzyme 5.00% 6/15/20	100,000	117,792
Gilead Sciences
2.40% 12/1/14	200,000	206,246
4.50% 4/1/21	100,000	111,330
5.65% 12/1/41	250,000	292,529
Life Technologies
4.40% 3/1/15	100,000	106,338

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Life Technologies (continued)
6.00% 3/1/20	$150,000	$176,251

		3,986,300

Building Products–0.03%
CRH America
5.30% 10/15/13	100,000	104,087
6.00% 9/30/16	150,000	164,350
8.125% 7/15/18	125,000	149,081
Owens Corning 7.00% 12/1/36	100,000	106,594

		524,112

Capital Markets–2.15%
Ameriprise Financial 7.30% 6/28/19	200,000	250,060
Bank of New York Mellon
1.20% 2/20/15	45,000	45,272
1.50% 1/31/14	100,000	101,200
1.969% 6/20/17	250,000	253,232
2.30% 7/28/16	200,000	206,556
3.55% 9/23/21	200,000	213,092
4.15% 2/1/21	100,000	110,504
4.30% 5/15/14	230,000	245,322
4.95% 3/15/15	150,000	162,828
5.45% 5/15/19	100,000	118,110
Bear Stearns
4.65% 7/2/18	100,000	105,415
5.30% 10/30/15	200,000	217,199
5.55% 1/22/17	300,000	324,122
5.70% 11/15/14	250,000	270,673
6.40% 10/2/17	650,000	750,415
7.25% 2/1/18	300,000	359,080
BlackRock
3.375% 6/1/22	150,000	152,529
3.50% 12/10/14	200,000	212,269
5.00% 12/10/19	100,000	114,484
6.25% 9/15/17	100,000	121,218
China Development Bank 5.00% 10/15/15	100,000	109,926
Comerica Bank 5.75% 11/21/16	100,000	113,102
Credit Suisse USA
4.875% 1/15/15	100,000	107,362
5.125% 8/15/15	300,000	327,385
5.375% 3/2/16	250,000	277,504
5.85% 8/16/16	100,000	113,242
7.125% 7/15/32	100,000	130,748
Deutsche Bank
3.25% 1/11/16	200,000	206,000
3.875% 8/18/14	250,000	260,412
6.00% 9/1/17	500,000	571,236

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Export-Import Bank Korea
3.75% 10/20/16	$200,000	$212,119
4.00% 1/11/17	100,000	107,182
4.00% 1/29/21	100,000	103,722
4.125% 9/9/15	100,000	106,492
5.00% 4/11/22	600,000	668,491
5.125% 6/29/20	100,000	112,027
5.875% 1/14/15	200,000	219,413
8.125% 1/21/14	200,000	218,833
Franklin Resources 4.625% 5/20/20	100,000	114,449
Goldman Sachs Capital I 6.345% 2/15/34	200,000	189,710
Goldman Sachs Group
3.625% 2/7/16	300,000	300,284
3.70% 8/1/15	700,000	706,695
4.75% 7/15/13	200,000	205,688
5.125% 1/15/15	200,000	208,934
5.15% 1/15/14	500,000	519,805
5.25% 7/27/21	400,000	407,056
5.35% 1/15/16	150,000	157,627
5.375% 3/15/20	200,000	206,208
5.625% 1/15/17	500,000	524,974
5.75% 10/1/16	200,000	213,943
5.75% 1/24/22	500,000	528,775
5.95% 1/18/18	200,000	214,310
5.95% 1/15/27	200,000	199,073
6.00% 5/1/14	230,000	243,182
6.00% 6/15/20	500,000	534,631
6.125% 2/15/33	250,000	257,485
6.15% 4/1/18	500,000	542,698
6.25% 9/1/17	300,000	326,542
6.25% 2/1/41	255,000	266,805
6.45% 5/1/36	100,000	97,824
6.75% 10/1/37	600,000	589,788
7.50% 2/15/19	225,000	256,930
Jefferies Group
5.875% 6/8/14	100,000	104,275
6.25% 1/15/36	100,000	91,000
8.50% 7/15/19	200,000	218,000
JPMorgan Chase Capital XXV 6.80% 10/1/37	200,000	200,499
KFW
1.25% 10/26/15	500,000	508,379
1.25% 2/15/17	750,000	758,935
1.375% 1/13/14	2,000,000	2,028,211
2.625% 3/3/15	200,000	210,365
2.625% 2/16/16	1,200,000	1,275,414
2.75% 10/21/14	300,000	315,095
2.75% 9/8/20	500,000	524,353
3.50% 3/10/14	300,000	315,045
4.00% 10/15/13	100,000	104,538
4.00% 1/27/20	750,000	858,715

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
KFW (continued)
4.125% 10/15/14	$500,000	$538,212
^4.349% 6/29/37	100,000	45,405
4.375% 3/15/18	200,000	232,859
4.50% 7/16/18	300,000	352,101
4.875% 1/17/17	500,000	583,581
4.875% 6/17/19	500,000	602,319
5.125% 3/14/16	100,000	115,362
^5.241% 4/18/36	100,000	46,426
Korea Development Bank
3.25% 3/9/16	200,000	207,452
3.50% 8/22/17	250,000	261,618
4.00% 9/9/16	100,000	106,908
8.00% 1/23/14	200,000	218,699
Lazard Group 7.125% 5/15/15	100,000	109,271
Lloyds TSB Bank
4.20% 3/28/17	300,000	309,783
4.875% 1/21/16	200,000	210,138
6.375% 1/21/21	200,000	227,036
Merrill Lynch
5.00% 1/15/15	400,000	414,106
5.45% 7/15/14	250,000	261,704
6.11% 1/29/37	200,000	189,032
6.40% 8/28/17	200,000	217,790
6.875% 4/25/18	550,000	616,160
7.75% 5/14/38	200,000	228,815
Morgan Stanley
2.875% 7/28/14	140,000	138,735
3.80% 4/29/16	300,000	290,895
4.00% 7/24/15	100,000	99,490
4.10% 1/26/15	300,000	298,490
4.75% 4/1/14	400,000	403,688
4.75% 3/22/17	250,000	249,711
5.375% 10/15/15	200,000	204,596
5.45% 1/9/17	300,000	303,267
5.50% 1/26/20	200,000	196,183
5.50% 7/24/20	100,000	97,994
5.50% 7/28/21	300,000	296,098
5.55% 4/27/17	350,000	353,999
5.625% 9/23/19	300,000	297,345
5.75% 10/18/16	200,000	205,504
5.75% 1/25/21	400,000	395,074
5.95% 12/28/17	300,000	308,507
6.00% 5/13/14	300,000	311,095
6.00% 4/28/15	300,000	310,312
6.25% 8/9/26	100,000	98,750
6.625% 4/1/18	500,000	523,406
7.25% 4/1/32	100,000	106,505
7.30% 5/13/19	300,000	324,511
Murray Street Investment Trust I 4.647% 3/9/17	300,000	300,892
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	105,652

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Nomura Holdings
4.125% 1/19/16	$200,000	$203,684
5.00% 3/4/15	100,000	103,885
6.70% 3/4/20	83,000	92,100
Northern Trust
3.45% 11/4/20	100,000	107,375
4.625% 5/1/14	25,000	26,763
5.50% 8/15/13	100,000	105,359
Oesterreichische Kontrollbank
1.375% 1/21/14	500,000	504,525
2.00% 6/3/16	300,000	306,575
4.875% 2/16/16	200,000	224,325
Raymond James Financial 8.60% 8/15/19	200,000	246,624
Rentenbank
2.375% 9/13/17	300,000	316,195
2.50% 2/15/16	200,000	210,908
4.125% 7/15/13	400,000	414,827
5.125% 2/1/17	400,000	468,926
Schwab (Charles)
4.45% 7/22/20	100,000	111,090
4.95% 6/1/14	100,000	107,296
TD Ameritrade Holding 4.15% 12/1/14	100,000	105,771
UFJ Finance Aruba 6.75% 7/15/13	85,000	89,656

		39,686,376

Chemicals–0.36%
Agrium
6.125% 1/15/41	45,000	55,328
6.75% 1/15/19	100,000	122,779
Air Products & Chemicals
2.00% 8/2/16	55,000	56,753
4.375% 8/21/19	50,000	57,084
Airgas 2.85% 10/1/13	50,000	51,091
Cabot 5.00% 10/1/16	50,000	55,708
Dow Chemical
2.50% 2/15/16	260,000	267,521
4.25% 11/15/20	200,000	217,742
5.25% 11/15/41	100,000	110,973
5.70% 5/15/18	250,000	292,969
5.90% 2/15/15	200,000	223,163
7.375% 11/1/29	125,000	168,141
7.60% 5/15/14	100,000	111,366
8.55% 5/15/19	355,000	472,822
9.40% 5/15/39	100,000	159,756
duPont (E.I.) deNemours
3.25% 1/15/15	350,000	372,514
3.625% 1/15/21	100,000	109,194
4.25% 4/1/21	150,000	171,564

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
duPont (E.I.) deNemours (continued)
5.00% 7/15/13	$50,000	$52,264
5.25% 12/15/16	25,000	29,517
5.75% 3/15/19	100,000	122,436
6.00% 7/15/18	200,000	248,865
6.50% 1/15/28	150,000	199,228
Eastman Chemical
3.60% 8/15/22	100,000	102,204
5.50% 11/15/19	100,000	114,304
Ecolab
3.00% 12/8/16	250,000	263,839
4.35% 12/8/21	200,000	222,106
5.50% 12/8/41	100,000	120,455
FMC 3.95% 2/1/22	100,000	104,484
Lubrizol 8.875% 2/1/19	150,000	205,053
Monsanto
2.75% 4/15/16	100,000	106,027
5.125% 4/15/18	25,000	29,578
5.875% 4/15/38	50,000	65,649
Potash
3.75% 9/30/15	220,000	235,658
4.875% 3/30/20	10,000	11,558
5.25% 5/15/14	100,000	107,529
6.50% 5/15/19	145,000	182,344
PPG Industries
1.90% 1/15/16	100,000	102,390
3.60% 11/15/20	100,000	105,886
7.70% 3/15/38	96,000	140,920
Praxair
4.05% 3/15/21	100,000	111,339
4.50% 8/15/19	100,000	115,668
4.625% 3/30/15	101,000	111,350
RPM International 6.125% 10/15/19	100,000	114,621
Syngenta Finance 3.125% 3/28/22	100,000	101,701
Valspar 7.25% 6/15/19	50,000	60,390

		6,563,831

Commercial Banks–2.00%
Abbey National 7.95% 10/26/29	100,000	97,991
•Abbey National Capital Trust I 8.963% 12/29/49	100,000	96,500
American Express Bank 6.00% 9/13/17	250,000	295,581
American Express Centurion Bank
5.95% 6/12/17	100,000	116,451
6.00% 9/13/17	100,000	118,233

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
BanColombia
4.25% 1/12/16	$100,000	$104,250
5.95% 6/3/21	200,000	214,500
Bank of America
3.625% 3/17/16	500,000	502,720
3.75% 7/12/16	500,000	504,534
3.875% 3/22/17	250,000	254,947
4.50% 4/1/15	300,000	309,428
5.00% 5/13/21	350,000	361,742
5.25% 12/1/15	200,000	207,047
5.30% 3/15/17	150,000	156,331
5.625% 7/1/20	250,000	268,091
5.70% 1/24/22	500,000	551,672
5.875% 2/7/42	218,000	239,669
6.00% 9/1/17	500,000	540,192
6.00% 10/15/36	100,000	105,511
Bank of Montreal 2.50% 1/11/17	300,000	310,444
Bank of Nova Scotia
2.05% 10/7/15	200,000	204,578
2.375% 12/17/13	300,000	307,232
2.55% 1/12/17	300,000	312,031
3.40% 1/22/15	300,000	316,438
Bank One 8.00% 4/29/27	100,000	127,523
Barclays Bank
2.375% 1/13/14	200,000	200,547
2.75% 2/23/15	250,000	251,840
5.00% 9/22/16	150,000	163,050
5.125% 1/8/20	300,000	326,060
5.14% 10/14/20	200,000	189,327
5.20% 7/10/14	300,000	316,229
6.75% 5/22/19	200,000	233,637
BB&T
2.05% 4/28/14	100,000	102,090
3.20% 3/15/16	200,000	211,872
3.375% 9/25/13	100,000	102,900
3.95% 4/29/16	100,000	108,953
3.95% 3/22/22	500,000	523,878
4.90% 6/30/17	100,000	109,924
5.20% 12/23/15	100,000	110,139
5.70% 4/30/14	100,000	108,564
BBVA US Senior 3.25% 5/16/14	100,000	96,247
BNP Paribas
3.25% 3/11/15	300,000	302,692
3.60% 2/23/16	200,000	202,471
5.00% 1/15/21	300,000	308,489
Canadian Imperial Bank of Commerce
1.45% 9/13/13	100,000	101,016
2.35% 12/11/15	150,000	155,328

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Capital One Financial
2.125% 7/15/14	$200,000	$201,803
2.15% 3/23/15	250,000	252,115
3.15% 7/15/16	60,000	62,195
4.75% 7/15/21	100,000	109,320
6.15% 9/1/16	100,000	111,901
6.75% 9/15/17	100,000	118,776
7.375% 5/23/14	200,000	219,801
Comerica 3.00% 9/16/15	100,000	104,221
Commonwealth Bank of Australia 1.95% 3/16/15	250,000	251,777
Compass Bank 6.40% 10/1/17	100,000	93,460
Credit Suisse New York
2.20% 1/14/14	300,000	302,063
3.50% 3/23/15	200,000	207,465
4.375% 8/5/20	200,000	214,480
5.30% 8/13/19	100,000	112,674
5.50% 5/1/14	550,000	583,333
6.00% 2/15/18	500,000	535,621
Discover Bank 8.70% 11/18/19	100,000	124,416
Fifth Third Bancorp
3.625% 1/25/16	200,000	211,127
5.45% 1/15/17	100,000	109,475
8.25% 3/1/38	100,000	136,144
First Horizon National 5.375% 12/15/15	150,000	158,405
First Tennessee Bank 5.05% 1/15/15	100,000	103,084
HSBC Bank USA
4.625% 4/1/14	200,000	208,569
4.875% 8/24/20	350,000	360,645
5.00% 9/27/20	300,000	305,344
5.625% 8/15/35	250,000	253,323
5.875% 11/1/34	100,000	104,489
7.00% 1/15/39	100,000	117,485
HSBC Holdings
4.00% 3/30/22	250,000	260,123
5.10% 4/5/21	300,000	335,534
6.10% 1/14/42	200,000	245,862
6.50% 5/2/36	200,000	221,194
6.50% 9/15/37	200,000	222,617
6.80% 6/1/38	200,000	229,821
JPMorgan Chase Bank 6.00% 10/1/17	450,000	504,402
Keybank
5.45% 3/3/16	100,000	111,123
5.80% 7/1/14	150,000	160,874
KeyCorp
3.75% 8/13/15	100,000	105,959
5.10% 3/24/21	300,000	335,189

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
M&I Marshall & Ilsley Bank 4.85% 6/16/15	$100,000	$106,697
National Australia Bank 2.00% 3/9/15	500,000	501,595
National Bank of Canada 1.50% 6/26/15	250,000	250,988
National City
4.90% 1/15/15	300,000	326,464
6.875% 5/15/19	100,000	120,863
PNC Bank 6.875% 4/1/18	150,000	179,151
PNC Funding
2.70% 9/19/16	200,000	207,475
3.30% 3/8/22	150,000	153,284
5.125% 2/8/20	100,000	115,836
5.25% 11/15/15	200,000	220,480
6.70% 6/10/19	150,000	186,777
Rabobank
1.85% 1/10/14	250,000	251,901
3.375% 1/19/17	400,000	412,107
3.875% 2/8/22	250,000	254,816
4.50% 1/11/21	150,000	159,430
5.25% 5/24/41	150,000	162,159
Royal Bank of Canada
1.15% 3/13/15	300,000	300,880
2.10% 7/29/13	200,000	203,382
2.30% 7/20/16	100,000	102,744
2.625% 12/15/15	100,000	104,418
2.875% 4/19/16	200,000	210,498
Royal Bank of Scotland
3.40% 8/23/13	191,000	193,031
3.95% 9/21/15	200,000	203,867
4.375% 3/16/16	300,000	307,696
4.875% 3/16/15	200,000	207,080
5.625% 8/24/20	150,000	159,438
6.125% 1/11/21	100,000	111,278
6.40% 10/21/19	300,000	320,375
SunTrust Bank
5.00% 9/1/15	239,000	252,696
7.25% 3/15/18	200,000	231,734
SVB Financial Group 5.375% 9/15/20	100,000	108,213
Svenska Handelsbanken 3.125% 7/12/16	200,000	206,876
Toronto-Dominion Bank
1.375% 7/14/14	100,000	101,292
2.50% 7/14/16	200,000	207,417
UBS
2.25% 8/12/13	250,000	250,837
3.875% 1/15/15	200,000	206,799
4.875% 8/4/20	345,000	369,223
5.75% 4/25/18	200,000	221,827
5.875% 7/15/16	200,000	210,807
5.875% 12/20/17	300,000	335,497

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Union Bank
2.125% 12/16/13	$100,000	$101,553
3.00% 6/6/16	250,000	260,376
UnionBanCal 5.25% 12/16/13	40,000	42,056
US Bancorp
1.375% 9/13/13	300,000	302,639
1.65% 5/15/17	150,000	151,269
2.20% 11/15/16	200,000	206,482
2.45% 7/27/15	200,000	207,742
3.00% 3/15/22	150,000	153,977
3.15% 3/4/15	100,000	105,667
4.20% 5/15/14	200,000	212,954
US Bank 4.95% 10/30/14	350,000	380,846
USB Capital XIII Trust 6.625% 12/15/39	50,000	50,568
Wachovia
5.50% 8/1/35	150,000	159,512
5.625% 10/15/16	100,000	112,833
5.75% 2/1/18	100,000	118,427
Wachovia Bank
5.85% 2/1/37	450,000	522,608
6.00% 11/15/17	800,000	933,261
6.60% 1/15/38	200,000	253,275
Wells Fargo
1.25% 2/13/15	500,000	499,628
1.50% 7/1/15	500,000	500,743
3.50% 3/8/22	350,000	360,875
3.625% 4/15/15	400,000	426,089
3.676% 6/15/16	250,000	266,345
3.75% 10/1/14	200,000	211,271
4.60% 4/1/21	350,000	391,184
4.95% 10/16/13	500,000	524,396
5.625% 12/11/17	150,000	175,368
Wells Fargo Capital X 5.95% 12/15/36	100,000	101,375
Westpac Banking
2.10% 8/2/13	200,000	203,012
3.00% 8/4/15	300,000	310,980
4.20% 2/27/15	200,000	212,603
4.875% 11/19/19	250,000	271,144
Zions Bancorporation 7.75% 9/23/14	100,000	108,510

		36,832,594

Commercial Services & Supplies–0.12%
Avery Dennison 5.375% 4/15/20	50,000	53,195
Block Financial 5.125% 10/30/14	100,000	103,188
Cintas
2.85% 6/1/16	100,000	103,957
4.30% 6/1/21	60,000	65,442

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Equifax 4.45% 12/1/14	$50,000	$52,849
Pitney Bowes
4.75% 1/15/16	100,000	101,536
4.75% 5/15/18	200,000	201,556
4.875% 8/15/14	100,000	104,241
Republic Services
3.80% 5/15/18	100,000	107,123
4.75% 5/15/23	100,000	111,066
5.25% 11/15/21	100,000	115,025
5.50% 9/15/19	299,000	346,511
5.70% 5/15/41	50,000	57,573
Waste Management
5.00% 3/15/14	25,000	26,614
6.125% 11/30/39	200,000	248,240
6.375% 3/11/15	150,000	168,781
7.00% 7/15/28	125,000	159,878
7.375% 3/11/19	100,000	126,414

		2,253,189

Communications Equipment–0.16%
Cisco Systems
1.625% 3/14/14	200,000	203,884
2.90% 11/17/14	400,000	420,898
4.95% 2/15/19	450,000	531,358
5.50% 2/22/16	30,000	34,841
5.50% 1/15/40	200,000	248,549
5.90% 2/15/39	300,000	388,010
Corning
4.25% 8/15/20	65,000	72,118
4.75% 3/15/42	250,000	263,035
5.75% 8/15/40	25,000	29,367
6.625% 5/15/19	20,000	24,416
Ericsson 4.125% 5/15/22	150,000	150,717
Harris
5.95% 12/1/17	150,000	175,052
6.375% 6/15/19	35,000	41,261
Juniper Networks
4.60% 3/15/21	100,000	107,288
5.95% 3/15/41	100,000	115,532
Motorola Solutions 6.00% 11/15/17	150,000	170,565

		2,976,891

Computers & Peripherals–0.34%
Dell
1.40% 9/10/13	200,000	201,499
2.30% 9/10/15	100,000	103,171
5.65% 4/15/18	250,000	288,533
5.875% 6/15/19	100,000	117,824
6.50% 4/15/38	50,000	58,912
7.10% 4/15/28	50,000	63,053

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Computers & Peripherals (continued)
Hewlett-Packard
1.25% 9/13/13	$200,000	$199,903
2.35% 3/15/15	150,000	152,440
3.00% 9/15/16	150,000	154,440
3.30% 12/9/16	300,000	313,898
4.30% 6/1/21	300,000	309,745
4.375% 9/15/21	150,000	154,459
4.65% 12/9/21	350,000	367,572
4.75% 6/2/14	400,000	423,109
5.50% 3/1/18	200,000	226,535
6.00% 9/15/41	155,000	171,457
6.125% 3/1/14	100,000	107,377
International Business Machines
1.00% 8/5/13	205,000	206,237
1.25% 5/12/14	300,000	303,305
1.25% 2/6/17	350,000	351,308
1.95% 7/22/16	100,000	102,970
2.00% 1/5/16	100,000	103,340
2.90% 11/1/21	150,000	157,446
5.60% 11/30/39	210,000	274,780
5.70% 9/14/17	450,000	541,651
5.875% 11/29/32	120,000	159,372
6.50% 10/15/13	200,000	215,127
7.625% 10/15/18	300,000	400,208

		6,229,671

Construction & Engineering–0.02%
ABB Finance USA
2.875% 5/8/22	100,000	101,372
4.375% 5/8/42	187,000	201,813
#URS 144A 5.00% 4/1/22	100,000	98,965

		402,150

Consumer Finance–0.63%
American Express
6.15% 8/28/17	300,000	355,818
•6.80% 9/1/66	100,000	103,675
7.00% 3/19/18	100,000	123,929
7.25% 5/20/14	200,000	221,885
8.125% 5/20/19	200,000	266,690
8.15% 3/19/38	100,000	158,836
American Express Credit
1.75% 6/12/15	250,000	253,020
2.375% 3/24/17	150,000	153,911
2.75% 9/15/15	200,000	208,858
2.80% 9/19/16	200,000	208,840
5.125% 8/25/14	100,000	108,083
7.30% 8/20/13	200,000	213,891
Capital One Bank 8.80% 7/15/19	200,000	252,215
#Discover Financial Services 144A 5.20% 4/27/22	100,000	104,809
Ford Motor Credit
2.75% 5/15/15	1,000,000	1,008,803

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Ford Motor Credit (continued)
3.00% 6/12/17	$250,000	$248,906
#144A 3.984% 6/15/16	250,000	257,712
#144A 4.207% 4/15/16	250,000	259,821
4.25% 2/3/17	1,000,000	1,049,318
5.00% 5/15/18	500,000	532,191
5.875% 8/2/21	750,000	835,869
HSBC Finance
5.00% 6/30/15	500,000	532,941
6.676% 1/15/21	323,000	350,289
•HSBC Finance Capital Trust IX 5.911% 11/30/35	100,000	94,375
John Deere Capital
0.875% 4/17/15	100,000	100,181
2.25% 6/7/16	100,000	103,753
2.25% 4/17/19	200,000	204,741
4.90% 9/9/13	300,000	315,330
5.50% 4/13/17	150,000	178,627
ORIX 4.71% 4/27/15	85,000	88,692
Paccar Financial 1.60% 3/15/17	100,000	101,151
SLM
5.00% 10/1/13	100,000	103,500
5.375% 5/15/14	150,000	155,807
6.00% 1/25/17	200,000	207,605
6.25% 1/25/16	250,000	263,750
7.25% 1/25/22	100,000	106,250
8.00% 3/25/20	250,000	275,000
8.45% 6/15/18	150,000	168,750
Toyota Motor Credit
1.00% 2/17/15	100,000	100,183
1.25% 11/17/14	150,000	151,399
1.375% 8/12/13	100,000	100,860
1.75% 5/22/17	150,000	151,392
2.00% 9/15/16	250,000	254,284
3.20% 6/17/15	200,000	212,584
3.30% 1/12/22	200,000	210,442
3.40% 9/15/21	200,000	210,742

		11,669,708

Containers–0.02%
Bemis
5.65% 8/1/14	165,000	178,633
6.80% 8/1/19	10,000	12,027
Sonoco Products
4.375% 11/1/21	100,000	105,674
5.75% 11/1/40	100,000	113,739
Packaging Corporation of America 3.90% 6/15/22	50,000	50,303

		460,376

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Distributors–0.05%
#Express Scripts Holdings 144A
2.75% 11/21/14	$100,000	$102,198
3.50% 11/15/16	100,000	105,393
3.90% 2/15/22	350,000	363,507
4.75% 11/15/21	200,000	221,739
6.125% 11/15/41	100,000	121,974

		914,811

Diversified Consumer Services–0.04%
John Hopkins University 5.25% 7/1/19	50,000	60,463
Princeton University
4.95% 3/1/19	100,000	119,785
5.70% 3/1/39	50,000	70,218
Stanford University
3.625% 5/1/14	100,000	105,585
4.25% 5/1/16	100,000	112,426
Trustees of Dartmouth College 4.75% 6/1/19	50,000	59,237
Vanderbilt University 5.25% 4/1/19	50,000	60,427
Yale University 2.90% 10/15/14	100,000	105,446

		693,587

Diversified Financial Services–1.73%
Bank of America
3.70% 9/1/15	200,000	202,199
4.75% 8/1/15	100,000	103,967
5.625% 10/14/16	400,000	425,509
5.65% 5/1/18	500,000	535,311
5.75% 12/1/17	300,000	320,531
5.875% 1/5/21	250,000	273,412
6.50% 8/1/16	200,000	219,824
7.375% 5/15/14	350,000	376,567
7.625% 6/1/19	300,000	353,249
Boeing Capital 2.125% 8/15/16	100,000	104,413
BP Capital Markets
1.846% 5/5/17	150,000	151,667
3.20% 3/11/16	200,000	212,907
3.245% 5/6/22	200,000	207,514
3.625% 5/8/14	100,000	104,869
3.875% 3/10/15	400,000	428,917
4.742% 3/11/21	500,000	573,332
4.75% 3/10/19	300,000	339,999
5.25% 11/7/13	300,000	317,985
Caterpillar Finance Services
1.05% 3/26/15	150,000	150,972
1.375% 5/20/14	360,000	364,578
1.65% 4/1/14	100,000	101,654
2.65% 4/1/16	100,000	105,000
4.90% 8/15/13	50,000	52,308

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Caterpillar Finance Services (continued)
5.50% 3/15/16	$200,000	$230,466
6.125% 2/17/14	300,000	325,906
7.15% 2/15/19	200,000	261,387
Citigroup
2.65% 3/2/15	350,000	350,181
3.953% 6/15/16	250,000	256,398
4.45% 1/10/17	500,000	524,657
4.50% 1/14/22	230,000	238,016
4.587% 12/15/15	500,000	523,454
4.75% 5/19/15	150,000	157,552
5.00% 9/15/14	250,000	256,399
5.375% 8/9/20	200,000	216,476
5.50% 10/15/14	200,000	211,867
5.50% 2/15/17	450,000	470,700
5.85% 8/2/16	100,000	108,668
5.875% 2/22/33	200,000	194,012
5.875% 5/29/37	300,000	327,989
6.00% 12/13/13	250,000	262,829
6.00% 8/15/17	100,000	109,661
6.00% 10/31/33	100,000	100,445
6.01% 1/15/15	300,000	322,517
6.125% 11/21/17	300,000	332,761
6.125% 5/15/18	350,000	391,287
6.125% 8/25/36	200,000	197,328
6.375% 8/12/14	500,000	535,486
6.50% 8/19/13	100,000	104,805
6.625% 6/15/32	100,000	104,564
6.875% 3/5/38	350,000	429,536
8.125% 7/15/39	150,000	200,818
8.50% 5/22/19	300,000	371,010
CME Group 5.75% 2/15/14	200,000	215,710
Countrywide Financial 6.25% 5/15/16	200,000	208,337
•GE Capital Trust I 6.375% 11/15/67	200,000	206,250
General Electric Capital
1.875% 9/16/13	100,000	101,073
2.15% 1/9/15	500,000	508,737
2.25% 11/9/15	200,000	204,222
2.30% 4/27/17	250,000	251,976
2.90% 1/9/17	200,000	206,799
3.75% 11/14/14	300,000	315,143
4.375% 9/21/15	250,000	271,060
4.375% 9/16/20	750,000	812,788
4.875% 3/4/15	500,000	543,225
5.30% 2/11/21	175,000	196,761
5.375% 10/20/16	400,000	452,848
5.50% 1/8/20	100,000	114,633
5.625% 9/15/17	700,000	804,220
5.625% 5/1/18	550,000	633,043

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
5.875% 1/14/38	$500,000	$576,014
5.90% 5/13/14	600,000	652,037
6.00% 8/7/19	100,000	117,180
•6.375% 11/15/67	100,000	104,375
6.75% 3/15/32	530,000	658,173
6.875% 1/10/39	800,000	1,035,671
#International Lease Finance 144A 6.75% 9/1/16	300,000	324,000
JPMorgan Chase
2.05% 1/24/14	200,000	202,264
3.40% 6/24/15	200,000	207,569
3.45% 3/1/16	500,000	518,685
3.70% 1/20/15	200,000	208,743
4.25% 10/15/20	750,000	789,261
4.35% 8/15/21	600,000	634,432
4.40% 7/22/20	700,000	739,564
4.65% 6/1/14	300,000	315,993
5.125% 9/15/14	800,000	850,350
5.50% 10/15/40	100,000	110,729
5.60% 7/15/41	250,000	284,487
6.00% 1/15/18	400,000	459,692
6.30% 4/23/19	200,000	234,076
6.40% 5/15/38	200,000	241,296
JPMorgan Chase Capital XVIII 6.95% 8/17/36	100,000	100,500
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	201,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	150,000	150,750
JPMorgan Chase Capital XXVII 7.00% 11/1/39	100,000	100,250
NASDAQ OMX Group
4.00% 1/15/15	100,000	103,455
5.25% 1/16/18	60,000	64,006
5.55% 1/15/20	100,000	104,209
National Rural Utilities Cooperative Finance
3.05% 3/1/16	100,000	106,611
4.75% 3/1/14	250,000	266,673
5.45% 2/1/18	25,000	29,677
5.50% 7/1/13	100,000	104,963
8.00% 3/1/32	150,000	221,005
10.375% 11/1/18	100,000	145,080
Private Export Funding
1.375% 2/15/17	25,000	25,410
2.45% 7/15/24	250,000	248,140
4.30% 12/15/21	100,000	117,930
4.55% 5/15/15	100,000	111,501
4.95% 11/15/15	100,000	114,125
TECO Finance 6.572% 11/1/17	100,000	120,746

		31,891,306

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–0.97%
AT&T
1.70% 6/1/17	$150,000	$150,945
2.40% 8/15/16	50,000	51,999
2.50% 8/15/15	200,000	208,358
2.95% 5/15/16	200,000	212,029
3.00% 2/15/22	300,000	305,401
3.875% 8/15/21	30,000	32,741
4.45% 5/15/21	100,000	113,412
4.85% 2/15/14	100,000	106,568
5.10% 9/15/14	50,000	54,620
5.35% 9/1/40	538,000	619,825
5.50% 2/1/18	500,000	594,856
5.55% 8/15/41	40,000	47,865
5.625% 6/15/16	100,000	115,882
5.80% 2/15/19	150,000	183,207
6.30% 1/15/38	200,000	249,990
6.40% 5/15/38	50,000	63,153
6.50% 3/15/29	100,000	119,595
6.55% 2/15/39	550,000	710,372
6.80% 5/15/36	200,000	260,127
8.00% 11/15/31	360,000	534,921
BellSouth
5.20% 9/15/14	300,000	326,653
6.55% 6/15/34	100,000	117,805
6.875% 10/15/31	100,000	121,862
British Telecommunications
2.00% 6/22/15	250,000	253,654
9.625% 12/15/30	400,000	603,135
CenturyLink
5.15% 6/15/17	100,000	102,423
5.80% 3/15/22	200,000	199,466
6.45% 6/15/21	200,000	208,468
7.60% 9/15/39	100,000	96,842
7.65% 3/15/42	100,000	97,335
Deutsche Telekom International Finance
5.25% 7/22/13	200,000	208,802
5.75% 3/23/16	300,000	336,701
6.00% 7/8/19	250,000	295,614
8.75% 6/15/30	310,000	431,408
Embarq 7.995% 6/1/36	150,000	157,115
France Telecom
2.75% 9/14/16	100,000	102,004
4.125% 9/14/21	100,000	104,832
5.375% 7/8/19	300,000	340,170
5.375% 1/13/42	100,000	106,042
8.50% 3/1/31	300,000	422,166
GTE
6.84% 4/15/18	250,000	306,573
6.94% 4/15/28	100,000	126,272
8.50% 11/1/21	100,000	140,615

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Koninklijke KPN 8.375% 10/1/30	$100,000	$128,307
Pacific Bell Telephone 6.625% 10/15/34	100,000	105,595
Qwest
6.75% 12/1/21	150,000	169,077
6.875% 9/15/33	500,000	500,000
7.50% 10/1/14	200,000	223,066
7.50% 6/15/23	100,000	100,800
Telecom Italia Capital
5.25% 11/15/13	100,000	100,500
5.25% 10/1/15	300,000	297,750
6.00% 9/30/34	100,000	77,250
6.175% 6/18/14	200,000	202,000
6.999% 6/4/18	250,000	250,000
7.175% 6/18/19	100,000	100,000
7.20% 7/18/36	100,000	85,250
7.721% 6/4/38	250,000	220,000
Telefonica Emisiones
3.729% 4/27/15	75,000	68,334
3.992% 2/16/16	170,000	152,100
4.949% 1/15/15	85,000	80,406
5.134% 4/27/20	90,000	77,644
5.462% 2/16/21	140,000	122,112
5.877% 7/15/19	100,000	89,568
6.421% 6/20/16	175,000	168,074
7.045% 6/20/36	175,000	153,409
Telefonica Europe 8.25% 9/15/30	200,000	193,899
Telefonos de Mexico 5.50% 11/15/19	100,000	117,327
Verizon Communications
1.25% 11/3/14	800,000	810,306
4.60% 4/1/21	250,000	287,062
5.50% 4/1/17	200,000	234,497
5.50% 2/15/18	150,000	177,766
6.00% 4/1/41	100,000	127,261
6.10% 4/15/18	250,000	304,955
6.35% 4/1/19	250,000	312,065
6.40% 2/15/38	200,000	260,634
6.90% 4/15/38	350,000	483,258
7.35% 4/1/39	100,000	144,014
8.75% 11/1/18	100,000	137,632
8.95% 3/1/39	200,000	330,522
Verizon Global Funding 7.75% 12/1/30	300,000	424,345
Virgin Media Secured Finance 5.25% 1/15/21	200,000	221,952

		17,980,560

Electric Utilities–1.37%
AEP Texas Central Transition Funding 5.17% 1/1/18	250,000	292,149

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Alabama Power
5.50% 3/15/41	$185,000	$233,878
5.80% 11/15/13	300,000	320,768
6.125% 5/15/38	100,000	133,415
Ameren 8.875% 5/15/14	100,000	111,437
Appalachian Power
4.60% 3/30/21	150,000	168,502
5.00% 6/1/17	100,000	113,220
6.70% 8/15/37	235,000	300,470
Arizona Public Service
4.50% 4/1/42	100,000	103,631
5.05% 9/1/41	100,000	111,818
Atlantic City Electric 7.75% 11/15/18	15,000	19,557
Baltimore Gas & Electric 6.35% 10/1/36	100,000	132,823
Carolina Power & Light
3.00% 9/15/21	200,000	209,254
5.125% 9/15/13	100,000	105,326
5.30% 1/15/19	100,000	120,202
6.30% 4/1/38	50,000	69,055
CenterPoint Energy Houston Electric 5.75% 1/15/14	100,000	107,040
Cleco Power 6.50% 12/1/35	50,000	61,611
Cleveland Electric Illuminating
5.70% 4/1/17	100,000	112,564
5.95% 12/15/36	100,000	113,437
Commonwealth Edison
1.625% 1/15/14	100,000	101,386
3.40% 9/1/21	100,000	107,449
4.00% 8/1/20	300,000	334,214
5.80% 3/15/18	200,000	241,952
6.45% 1/15/38	100,000	136,349
Connecticut Light & Power 5.65% 5/1/18	100,000	119,079
Consolidated Edison
5.375% 12/15/15	100,000	113,577
5.50% 12/1/39	250,000	315,389
5.70% 6/15/40	100,000	128,806
5.85% 3/15/36	100,000	128,474
6.30% 8/15/37	20,000	27,316
6.75% 4/1/38	25,000	36,077
7.125% 12/1/18	200,000	259,294
Consumers Energy
2.85% 5/15/22	100,000	101,941
5.65% 9/15/18	100,000	121,189
5.65% 4/15/20	100,000	122,255
Dayton Power & Light 5.125% 10/1/13	100,000	105,140
Delmarva Power & Light 4.00% 6/1/42	100,000	102,078

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Detroit Edison
2.65% 6/15/22	$50,000	$50,415
3.95% 6/15/42	100,000	102,091
6.625% 6/1/36	100,000	140,508
Duke Energy
3.35% 4/1/15	100,000	105,694
5.05% 9/15/19	100,000	116,799
6.10% 6/1/37	170,000	223,314
Duke Energy Carolinas
3.90% 6/15/21	100,000	111,710
4.30% 6/15/20	100,000	114,562
5.25% 1/15/18	250,000	297,419
5.30% 2/15/40	100,000	123,888
7.00% 11/15/18	100,000	129,751
Duke Energy Indiana
4.20% 3/15/42	100,000	103,772
6.12% 10/15/35	100,000	120,246
6.45% 4/1/39	130,000	179,806
Duke Energy Ohio 5.45% 4/1/19	50,000	60,420
Energy East 6.75% 7/15/36	100,000	94,541
Enersis 7.375% 1/15/14	100,000	107,523
Entergy
4.70% 1/15/17	100,000	105,001
7.125% 2/1/19	455,000	557,511
Entergy Texas 5.125% 9/15/20	100,000	103,994
Exelon 4.90% 6/15/15	150,000	163,145
Exelon Generation
#144A 4.25% 6/15/22	50,000	50,261
5.35% 1/15/14	100,000	105,964
#144A 5.60% 6/15/42	292,000	298,336
6.20% 10/1/17	25,000	28,856
FirstEnergy 7.375% 11/15/31	100,000	125,881
FirstEnergy Solutions
4.80% 2/15/15	80,000	84,978
6.05% 8/15/21	100,000	110,023
6.80% 8/15/39	150,000	158,022
Florida Power
5.65% 6/15/18	150,000	181,044
6.40% 6/15/38	300,000	410,636
Florida Power & Light
4.05% 6/1/42	150,000	158,823
5.69% 3/1/40	50,000	65,243
5.85% 5/1/37	100,000	131,169
5.95% 2/1/38	100,000	133,339
5.96% 4/1/39	100,000	134,375
6.20% 6/1/36	200,000	271,780
FPL Group Capital
2.55% 11/15/13	100,000	101,502

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
FPL Group Capital (continued)
6.00% 3/1/19	$200,000	$234,826
Georgia Power
4.25% 12/1/19	80,000	90,945
4.75% 9/1/40	100,000	110,223
5.25% 12/15/15	25,000	28,380
5.95% 2/1/39	100,000	129,154
Great Plains Energy 4.85% 6/1/21	50,000	53,796
Hydro Quebec
1.375% 6/19/17	100,000	100,091
2.00% 6/30/16	300,000	310,883
8.05% 7/7/24	250,000	370,588
8.50% 12/1/29	115,000	188,330
Indiana Michigan Power 7.00% 3/15/19	100,000	124,538
Interstate Power & Light 6.25% 7/15/39	130,000	172,000
Jersey Central Power & Light 7.35% 2/1/19	100,000	126,897
Kansas City Power & Light 6.375% 3/1/18	200,000	236,048
Kentucky Utilities
1.625% 11/1/15	100,000	101,777
3.25% 11/1/20	100,000	106,492
5.125% 11/1/40	100,000	121,237
LG&E & KU Energy 2.125% 11/15/15	200,000	199,649
MidAmerican Energy
5.30% 3/15/18	100,000	117,698
5.75% 11/1/35	25,000	31,016
5.95% 7/15/17	200,000	239,237
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	118,765
5.95% 5/15/37	125,000	155,593
6.50% 9/15/37	100,000	132,109
Nevada Power
5.45% 5/15/41	60,000	72,336
6.50% 8/1/18	50,000	62,010
6.75% 7/1/37	100,000	135,745
7.125% 3/15/19	100,000	127,810
NextEra Energy Capital Holdings 4.50% 6/1/21	100,000	108,508
Northern States Power
5.25% 3/1/18	100,000	119,206
5.35% 11/1/39	40,000	49,833
6.20% 7/1/37	100,000	136,865
Ohio Edison
6.875% 7/15/36	100,000	128,854
8.25% 10/15/38	100,000	151,156
Ohio Power 5.375% 10/1/21	225,000	266,135
Oklahoma Gas & Electric 5.25% 5/15/41	100,000	120,658

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Oncor Electric Delivery
#144A 5.30% 6/1/42	$200,000	$211,430
6.80% 9/1/18	100,000	119,680
7.00% 9/1/22	100,000	121,698
7.00% 5/1/32	50,000	60,125
Pacific Gas & Electric
3.25% 9/15/21	200,000	209,980
6.05% 3/1/34	400,000	505,731
6.25% 12/1/13	100,000	107,615
6.25% 3/1/39	300,000	396,183
8.25% 10/15/18	200,000	269,934
PacifiCorp
4.10% 2/1/42	100,000	103,811
5.75% 4/1/37	100,000	126,731
6.00% 1/15/39	100,000	131,880
6.35% 7/15/38	25,000	34,038
7.70% 11/15/31	100,000	150,375
PECO Energy 5.95% 10/1/36	100,000	132,287
Portland General Electric 6.10% 4/15/19	100,000	123,612
Potomac Electric Power 7.90% 12/15/38	100,000	163,704
PPL Capital Funding 4.20% 6/15/22	150,000	150,785
PPL Electric Utilities
3.00% 9/15/21	100,000	103,790
6.25% 5/15/39	30,000	41,470
PPL Energy Supply 6.50% 5/1/18	25,000	28,924
Progress Energy
6.00% 12/1/39	50,000	62,831
7.05% 3/15/19	100,000	125,879
7.75% 3/1/31	150,000	211,518
Public Service Electric & Gas
3.50% 8/15/20	150,000	163,421
5.30% 5/1/18	50,000	59,491
5.375% 9/1/13	50,000	52,571
5.50% 3/1/40	100,000	127,281
Public Service of Colorado
3.20% 11/15/20	100,000	107,321
5.125% 6/1/19	135,000	161,265
6.25% 9/1/37	100,000	137,804
Public Service of Oklahoma 5.15% 12/1/19	75,000	86,903
San Diego Gas & Electric
3.00% 8/15/21	375,000	396,935
6.00% 6/1/39	110,000	153,298
Scottish Power 5.375% 3/15/15	100,000	103,398
Sierra Pacific Power 6.00% 5/15/16	100,000	116,630
South Carolina Electric & Gas
5.25% 11/1/18	80,000	94,605

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
South Carolina Electric & Gas (continued)
6.05% 1/15/38	$225,000	$292,672
Southern
1.95% 9/1/16	300,000	307,542
4.15% 5/15/14	50,000	52,857
Southern California Edison
3.875% 6/1/21	70,000	78,025
4.50% 9/1/40	100,000	111,441
5.75% 3/15/14	200,000	216,835
5.95% 2/1/38	25,000	33,089
6.00% 1/15/34	200,000	264,932
6.05% 3/15/39	170,000	229,175
6.65% 4/1/29	100,000	131,637
Southern Power 4.875% 7/15/15	100,000	109,551
Southwestern Electric Power 6.20% 3/15/40	200,000	246,829
Tampa Electric
4.10% 6/15/42	100,000	101,329
6.10% 5/15/18	50,000	60,526
Toledo Edison 7.25% 5/1/20	30,000	38,503
Union Electric
6.70% 2/1/19	150,000	189,153
8.45% 3/15/39	80,000	130,910
Virginia Electric & Power
5.00% 6/30/19	200,000	237,719
5.95% 9/15/17	100,000	121,619
6.00% 5/15/37	25,000	32,678
6.35% 11/30/37	100,000	136,631
8.875% 11/15/38	100,000	167,537
Westar Energy 6.00% 7/1/14	100,000	109,507
Wisconsin Electric Power
2.95% 9/15/21	100,000	104,218
4.25% 12/15/19	25,000	28,714
6.00% 4/1/14	100,000	109,068

		25,381,483

Electrical Equipment–0.05%
Cooper
2.375% 1/15/16	100,000	102,905
3.875% 12/15/20	100,000	108,937
Emerson Electric
4.125% 4/15/15	100,000	108,198
4.25% 11/15/20	50,000	57,397
5.25% 10/15/18	225,000	271,381
5.25% 11/15/39	50,000	62,443
Rockwell Automation 6.25% 12/1/37	100,000	137,026

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Electrical Equipment (continued)
Roper Industries 6.25% 9/1/19	$100,000	$119,187

		967,474

Electronic Equipment & Instruments–0.06%
Agilent Technologies
5.00% 7/15/20	100,000	113,449
5.50% 9/14/15	100,000	111,989
Amphenol 4.75% 11/15/14	100,000	107,653
Arrow Electronics 6.00% 4/1/20	50,000	54,903
Avnet 5.875% 3/15/14	100,000	105,919
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	103,999
5.00% 3/15/42	100,000	107,933
5.75% 3/11/18	300,000	355,607
6.875% 3/11/38	50,000	65,827

		1,127,279

Energy Equipment & Services–0.20%
Baker Hughes
5.125% 9/15/40	200,000	234,735
6.875% 1/15/29	100,000	133,622
Cameron International
5.95% 6/1/41	100,000	113,900
6.375% 7/15/18	100,000	119,054
Diamond Offshore Drilling
5.70% 10/15/39	100,000	119,412
5.875% 5/1/19	40,000	47,602
Global Marine 7.00% 6/1/28	150,000	160,409
Halliburton
3.25% 11/15/21	200,000	210,071
5.90% 9/15/18	50,000	60,993
7.45% 9/15/39	200,000	296,929
Nabors Industries 6.15% 2/15/18	100,000	114,894
Rowan
4.875% 6/1/22	100,000	101,073
7.875% 8/1/19	65,000	78,575
Transocean
4.95% 11/15/15	200,000	215,502
6.00% 3/15/18	125,000	139,796
6.375% 12/15/21	300,000	343,753
6.50% 11/15/20	100,000	113,615
6.80% 3/15/38	50,000	56,399
7.35% 12/15/41	100,000	121,396
Weatherford International
4.50% 4/15/22	100,000	102,688
5.95% 4/15/42	100,000	105,564
6.00% 3/15/18	150,000	171,228

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Weatherford International (continued)
6.75% 9/15/40	$100,000	$112,617
7.00% 3/15/38	150,000	171,845
9.625% 3/1/19	100,000	130,493
9.875% 3/1/39	50,000	73,004

		3,649,169

Food & Staples Retailing–0.42%
Costco Wholesale 5.50% 3/15/17	50,000	59,719
CVS Caremark
3.25% 5/18/15	200,000	210,664
4.125% 5/15/21	100,000	109,632
4.75% 5/18/20	100,000	113,797
5.75% 6/1/17	150,000	177,341
5.75% 5/15/41	150,000	179,244
6.125% 9/15/39	100,000	124,751
6.25% 6/1/27	130,000	161,681
6.60% 3/15/19	100,000	124,880
Delhaize America 9.00% 4/15/31	125,000	154,173
Delhaize Group
4.125% 4/10/19	100,000	96,892
5.875% 2/1/14	45,000	47,404
Family Dollar Stores 5.00% 2/1/21	100,000	107,607
Kroger
2.20% 1/15/17	100,000	101,226
3.40% 4/15/22	50,000	50,060
3.90% 10/1/15	130,000	140,344
5.00% 4/15/42	100,000	101,040
6.90% 4/15/38	100,000	122,958
7.50% 4/1/31	250,000	326,079
Safeway
3.95% 8/15/20	120,000	115,987
6.25% 3/15/14	300,000	321,957
6.35% 8/15/17	150,000	168,380
Sysco
5.375% 3/17/19	100,000	121,712
6.625% 3/17/39	50,000	73,650
Walgreen
4.875% 8/1/13	100,000	104,461
5.25% 1/15/19	150,000	170,873
Wal-Mart Stores
1.50% 10/25/15	200,000	204,696
2.80% 4/15/16	400,000	428,688
3.20% 5/15/14	500,000	525,062
3.25% 10/25/20	300,000	322,487
3.625% 7/8/20	100,000	110,604
4.125% 2/1/19	100,000	114,050
4.875% 7/8/40	300,000	352,306
5.25% 9/1/35	300,000	364,379
5.625% 4/15/41	250,000	326,673

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores (continued)
5.80% 2/15/18	$200,000	$246,766
5.875% 4/5/27	100,000	128,179
6.20% 4/15/38	300,000	409,599
6.50% 8/15/37	225,000	318,486
7.55% 2/15/30	200,000	300,600

		7,739,087

Food Products–0.41%
Archer-Daniels-Midland
4.479% 3/1/21	235,000	271,681
4.70% 3/1/41	100,000	127,671
5.375% 9/15/35	100,000	118,426
5.45% 3/15/18	100,000	118,798
Bunge Limited Finance
4.10% 3/15/16	100,000	104,365
8.50% 6/15/19	135,000	168,770
Campbell Soup
3.05% 7/15/17	100,000	107,953
3.375% 8/15/14	100,000	105,572
4.50% 2/15/19	35,000	39,800
ConAgra Foods
5.819% 6/15/17	50,000	57,357
7.00% 4/15/19	100,000	122,743
8.25% 9/15/30	100,000	134,273
Corn Products International 3.20% 11/1/15	100,000	104,398
General Mills
3.15% 12/15/21	200,000	205,070
5.20% 3/17/15	300,000	333,231
5.40% 6/15/40	45,000	53,565
5.65% 2/15/19	100,000	120,877
Heinz (H.J.) 5.35% 7/15/13	100,000	104,832
Heinz (H.J.) Finance 6.75% 3/15/32	180,000	224,854
Hershey 4.125% 12/1/20	200,000	224,739
Kellogg
1.75% 5/17/17	150,000	150,166
3.125% 5/17/22	150,000	152,810
3.25% 5/21/18	135,000	144,886
4.00% 12/15/20	100,000	110,273
7.45% 4/1/31	100,000	137,352
Kraft Foods
4.125% 2/9/16	50,000	54,491
5.375% 2/10/20	400,000	474,097
6.125% 2/1/18	150,000	179,965
6.50% 8/11/17	500,000	607,319
6.50% 11/1/31	350,000	432,853
6.50% 2/9/40	300,000	386,773
6.875% 2/1/38	250,000	328,070
#Kraft Foods Group 144A
2.25% 6/5/17	150,000	153,760

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
#Kraft Foods Group 144A (continued)
3.50% 6/6/22	$150,000	$154,246
5.00% 6/4/42	250,000	265,645
McCormick 3.90% 7/15/21	50,000	55,135
Nabisco 7.55% 6/15/15	100,000	117,459
Ralcorp Holdings 6.625% 8/15/39	50,000	51,618
Tyson Foods 4.50% 6/15/22	200,000	207,000
Unilever Capital
2.75% 2/10/16	100,000	105,884
4.25% 2/10/21	200,000	233,745
4.80% 2/15/19	100,000	117,358
5.90% 11/15/32	100,000	138,650

		7,608,530

Gas Utilities–0.10%
AGL Capital
5.25% 8/15/19	100,000	116,010
5.875% 3/15/41	70,000	89,691
Atmos Energy
4.95% 10/15/14	100,000	108,068
8.50% 3/15/19	100,000	133,954
CenterPoint Energy Resources
4.50% 1/15/21	65,000	71,085
5.85% 1/15/41	115,000	139,129
6.00% 5/15/18	100,000	116,618
Consolidated Natural Gas 5.00% 12/1/14	300,000	325,895
National Grid 6.30% 8/1/16	100,000	115,479
Questar 2.75% 2/1/16	85,000	88,392
Southern California Gas 5.75% 11/15/35	100,000	131,273
Southern Union 7.60% 2/1/24	150,000	182,687
Western Gas Partners 4.00% 7/1/22	150,000	150,307

		1,768,588

Health Care Equipment & Supplies–0.26%
Bard (C.R.)
2.875% 1/15/16	100,000	104,792
4.40% 1/15/21	65,000	73,711
Baxter International
4.50% 8/15/19	250,000	286,502
4.625% 3/15/15	150,000	165,139
6.25% 12/1/37	50,000	68,813
Becton, Dickinson
1.75% 11/8/16	200,000	204,673

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Becton, Dickinson (continued)
3.25% 11/12/20	$100,000	$105,504
5.00% 11/12/40	35,000	40,691
6.00% 5/15/39	100,000	131,505
Boston Scientific
4.50% 1/15/15	600,000	639,715
6.00% 1/15/20	100,000	119,448
6.40% 6/15/16	100,000	115,268
7.375% 1/15/40	201,000	274,519
CareFusion 6.375% 8/1/19	50,000	59,056
Covidien International Finance
2.80% 6/15/15	100,000	104,145
3.20% 6/15/22	150,000	154,975
4.20% 6/15/20	100,000	110,773
6.00% 10/15/17	25,000	30,269
6.55% 10/15/37	100,000	137,114
DENTSPLY International 2.75% 8/15/16	55,000	55,974
Hospira
5.90% 6/15/14	300,000	321,836
6.05% 3/30/17	25,000	28,229
6.40% 5/15/15	15,000	16,693
Medtronic
2.625% 3/15/16	100,000	105,520
3.00% 3/15/15	100,000	106,186
3.125% 3/15/22	150,000	155,727
4.50% 3/15/42	100,000	109,622
5.55% 3/15/40	100,000	126,157
5.60% 3/15/19	200,000	242,883
St. Jude Medical 3.75% 7/15/14	200,000	210,636
Stryker
2.00% 9/30/16	45,000	46,151
3.00% 1/15/15	100,000	105,291
4.375% 1/15/20	100,000	112,903
Zimmer Holdings 5.75% 11/30/39	100,000	121,879

		4,792,299

Health Care Providers & Services–0.35%
Aetna
1.75% 5/15/17	100,000	100,292
4.50% 5/15/42	100,000	102,098
6.00% 6/15/16	50,000	58,114
6.625% 6/15/36	100,000	128,307
6.50% 9/15/18	200,000	247,111
6.75% 12/15/37	100,000	131,280
AmerisourceBergen 4.875% 11/15/19	200,000	229,073
Cardinal Health
4.625% 12/15/20	100,000	112,239
5.80% 10/15/16	100,000	115,876
CIGNA
2.75% 11/15/16	100,000	103,133

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
CIGNA (continued)
4.00% 2/15/22	$250,000	$261,226
5.125% 6/15/20	195,000	216,024
5.875% 3/15/41	200,000	228,438
7.875% 5/15/27	25,000	31,250
Coventry Health Care
5.45% 6/15/21	80,000	90,090
6.30% 8/15/14	100,000	108,754
Express Scripts
3.125% 5/15/16	200,000	208,424
6.25% 6/15/14	100,000	109,390
Humana 7.20% 6/15/18	100,000	120,318
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	51,989
Laboratory Corporation of America Holdings 4.625% 11/15/20	150,000	165,162
Medco Health Solutions 7.125% 3/15/18	225,000	277,937
Quest Diagnostics
3.20% 4/1/16	200,000	209,367
4.75% 1/30/20	60,000	66,569
5.75% 1/30/40	100,000	114,906
UnitedHealth Group
1.875% 11/15/16	500,000	512,448
4.625% 11/15/41	200,000	215,816
4.70% 2/15/21	100,000	115,480
6.00% 2/15/18	200,000	242,305
6.50% 6/15/37	150,000	199,569
6.625% 11/15/37	100,000	134,317
6.875% 2/15/38	100,000	139,500
WellPoint
3.125% 5/15/22	250,000	252,536
4.35% 8/15/20	100,000	110,145
4.625% 5/15/42	100,000	103,510
5.25% 1/15/16	100,000	111,755
5.80% 8/15/40	80,000	95,884
5.85% 1/15/36	125,000	148,482
5.875% 6/15/17	50,000	59,036
6.00% 2/15/14	100,000	107,616
6.375% 6/15/37	100,000	126,488
7.00% 2/15/19	100,000	124,330

		6,386,584

Hotels, Restaurants & Leisure–0.11%
Darden Restaurants 6.80% 10/15/37	84,000	99,687
Hyatt Hotels 3.875% 8/15/16	100,000	106,041
International Game Technology 5.50% 6/15/20	100,000	108,106
Marriott International 6.375% 6/15/17	100,000	117,682

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s
0.75% 5/29/15	$250,000	$250,150
1.875% 5/29/19	250,000	249,837
2.625% 1/15/22	100,000	102,034
3.625% 5/20/21	100,000	110,453
5.80% 10/15/17	100,000	121,591
6.30% 3/1/38	50,000	70,141
Starbucks 6.25% 8/15/17	100,000	120,462
Wyndham Worldwide 4.25% 3/1/22	300,000	302,665
Yum Brands
3.75% 11/1/21	65,000	68,635
4.25% 9/15/15	50,000	54,176
5.30% 9/15/19	150,000	172,641

		2,054,301

Household Durables–0.06%
Black & Decker 8.95% 4/15/14	100,000	112,939
Fortune Brands
5.375% 1/15/16	9,000	10,018
6.375% 6/15/14	200,000	219,177
MDC Holdings 5.625% 2/1/20	100,000	99,873
Newell Rubbermaid 4.70% 8/15/20	200,000	216,740
Snap-On 6.125% 9/1/21	50,000	61,014
Stanley Black & Decker 5.20% 9/1/40	100,000	112,279
Tupperware Brands 4.75% 6/1/21	100,000	103,784
Whirlpool 4.70% 6/1/22	100,000	101,301

		1,037,125

Household Products–0.14%
Clorox
5.00% 1/15/15	100,000	109,226
5.95% 10/15/17	100,000	116,438
Energizer Holdings 4.70% 5/19/21	100,000	105,602
Kimberly-Clark
3.875% 3/1/21	45,000	50,589
6.125% 8/1/17	200,000	245,276
6.625% 8/1/37	100,000	144,742
7.50% 11/1/18	100,000	134,297
Procter & Gamble
0.70% 8/15/14	300,000	300,936
1.80% 11/15/15	250,000	258,282
2.30% 2/6/22	300,000	300,125
3.15% 9/1/15	100,000	107,376
4.70% 2/15/19	200,000	237,572
4.85% 12/15/15	50,000	56,722

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Household Products (continued)
Procter & Gamble (continued)
5.50% 2/1/34	$100,000	$128,648
5.55% 3/5/37	200,000	267,276

		2,563,107

Independent Power Producers & Energy Traders–0.06%
Constellation Energy Group 4.55% 6/15/15	25,000	26,867
Exelon Generation 6.25% 10/1/39	100,000	108,693
Oglethorpe Power 5.95% 11/1/39	100,000	126,706
PSEG Power
4.15% 9/15/21	250,000	259,975
5.125% 4/15/20	60,000	66,650
5.50% 12/1/15	100,000	112,100
TransAlta
4.75% 1/15/15	100,000	104,405
5.75% 12/15/13	100,000	105,032
6.50% 3/15/40	250,000	247,371

		1,157,799

Industrial Conglomerates–0.11%
3M
1.00% 6/26/17	100,000	99,729
4.375% 8/15/13	225,000	235,108
5.70% 3/15/37	100,000	136,534
6.375% 2/15/28	25,000	33,980
General Electric 5.25% 12/6/17	400,000	467,658
Textron 6.20% 3/15/15	100,000	109,966
Tyco Electronics Group
3.50% 2/3/22	150,000	149,815
5.95% 1/15/14	100,000	106,632
6.55% 10/1/17	100,000	119,517
Tyco International Finance
3.375% 10/15/15	100,000	107,878
4.125% 10/15/14	100,000	107,983
4.625% 1/15/23	100,000	119,716
6.00% 11/15/13	50,000	53,741
8.50% 1/15/19	100,000	137,125

		1,985,382

Insurance–0.86%
ACE INA Holdings
2.60% 11/23/15	150,000	156,134
5.70% 2/15/17	50,000	58,916
5.90% 6/15/19	125,000	154,315
Aegon 4.625% 12/1/15	100,000	106,796
AFLAC
3.45% 8/15/15	100,000	106,505
8.50% 5/15/19	100,000	130,719
6.90% 12/17/39	130,000	158,127

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Alleghany 4.95% 6/27/22	$100,000	$102,092
Allied World Assurance 7.50% 8/1/16	200,000	230,800
Allstate
5.00% 8/15/14	150,000	162,367
5.20% 1/15/42	200,000	225,513
5.35% 6/1/33	250,000	282,163
5.55% 5/9/35	200,000	233,174
7.45% 5/16/19	100,000	128,237
American Financial Group 9.875% 6/15/19	100,000	125,752
American International Group
3.80% 3/22/17	500,000	510,242
4.25% 9/15/14	200,000	207,483
4.875% 9/15/16	100,000	106,174
5.05% 10/1/15	200,000	212,476
5.85% 1/16/18	300,000	332,447
6.25% 5/1/36	100,000	116,097
6.25% 3/15/37	100,000	93,000
6.40% 12/15/20	200,000	226,671
•8.175% 5/15/58	350,000	381,500
8.25% 8/15/18	234,000	283,180
AON
3.125% 5/27/16	100,000	104,285
3.50% 9/30/15	100,000	104,583
5.00% 9/30/20	100,000	111,139
Assurant 5.625% 2/15/14	100,000	104,512
AXA 8.60% 12/15/30	100,000	107,217
Axis Specialty Finance 5.875% 6/1/20	100,000	108,469
Berkley (W.R.) 7.375% 9/15/19	100,000	118,744
Berkshire Hathaway
1.90% 1/31/17	300,000	306,268
3.40% 1/31/22	300,000	315,143
Berkshire Hathaway Finance
1.50% 1/10/14	100,000	101,474
1.60% 5/15/17	150,000	151,221
2.45% 12/15/15	200,000	208,900
3.00% 5/15/22	100,000	101,409
4.25% 1/15/21	100,000	110,253
4.40% 5/15/42	100,000	103,001
4.85% 1/15/15	200,000	220,181
5.40% 5/15/18	50,000	59,126
5.75% 1/15/40	100,000	121,750
Chubb
5.75% 5/15/18	100,000	122,400
6.00% 5/11/37	100,000	128,840
•6.375% 3/29/67	100,000	103,750

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Cincinnati Financial 6.92% 5/15/28	$100,000	$117,319
CNA Financial
5.75% 8/15/21	30,000	33,023
7.35% 11/15/19	120,000	142,169
Delphi Financial Group 7.875% 1/31/20	25,000	29,595
Fidelity National Financial 6.60% 5/15/17	100,000	108,137
GE Global Insurance 7.00% 2/15/26	100,000	117,773
Genworth Financial
5.75% 6/15/14	100,000	101,666
6.515% 5/22/18	50,000	47,972
7.625% 9/24/21	100,000	94,636
7.70% 6/15/20	100,000	98,945
Hartford Financial Services Group
4.625% 7/15/13	100,000	102,694
5.50% 3/30/20	100,000	104,570
5.95% 10/15/36	250,000	239,703
6.10% 10/1/41	50,000	48,523
6.30% 3/15/18	100,000	109,492
6.625% 3/30/40	100,000	103,660
HCC Insurance Holdings 6.30% 11/15/19	50,000	56,807
Loews 6.00% 2/1/35	100,000	114,440
Manulife Financial 3.40% 9/17/15	100,000	102,845
Markel 7.125% 9/30/19	100,000	116,486
Marsh & McLennan
4.80% 7/15/21	100,000	109,084
5.75% 9/15/15	50,000	55,495
9.25% 4/15/19	100,000	132,745
MetLife
4.75% 2/8/21	200,000	223,041
5.00% 11/24/13	200,000	212,010
5.00% 6/15/15	100,000	110,016
5.70% 6/15/35	50,000	59,475
5.875% 2/6/41	100,000	123,255
6.375% 6/15/34	100,000	126,264
6.40% 12/15/36	100,000	98,528
6.50% 12/15/32	100,000	126,829
6.75% 6/1/16	200,000	234,725
6.817% 8/15/18	400,000	488,504
10.75% 8/1/39	150,000	210,375
PartnerRe Finance 5.50% 6/1/20	100,000	105,666
Principal Financial Group 8.875% 5/15/19	100,000	129,793
Progressive 3.75% 8/23/21	100,000	108,152

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Protective Life
7.375% 10/15/19	$50,000	$57,875
8.45% 10/15/39	25,000	30,183
Prudential Financial
3.875% 1/14/15	65,000	68,102
4.50% 7/15/13	100,000	103,517
5.10% 9/20/14	100,000	107,243
5.50% 3/15/16	200,000	221,667
5.70% 12/14/36	50,000	51,320
5.90% 3/17/36	250,000	264,778
6.625% 12/1/37	400,000	453,887
6.625% 6/21/40	200,000	228,724
Reinsurance Group of America 6.45% 11/15/19	90,000	102,184
Torchmark
6.375% 6/15/16	100,000	111,691
9.25% 6/15/19	25,000	31,884
TransAtlantic Holdings 8.00% 11/30/39	100,000	117,166
Travelers
3.90% 11/1/20	100,000	111,053
5.80% 5/15/18	250,000	302,349
5.90% 6/2/19	100,000	124,490
6.25% 6/15/37	100,000	129,983
6.75% 6/20/36	100,000	132,212
Unum Group 7.125% 9/30/16	200,000	230,888
Willis Group Holdings 4.125% 3/15/16	150,000	156,946
Willis North America 7.00% 9/29/19	100,000	116,053
XL Group
5.25% 9/15/14	100,000	105,392
5.75% 10/1/21	100,000	110,831

		15,858,375

Internet & Catalog Retail–0.01%
Expedia 5.95% 8/15/20	100,000	104,939

		104,939

Internet Services–0.03%
eBay
0.875% 10/15/13	35,000	35,216
1.625% 10/15/15	100,000	102,405
3.25% 10/15/20	100,000	104,941
Google
1.25% 5/19/14	200,000	203,200
3.625% 5/19/21	100,000	110,959

		556,721

IT Services–0.05%
Computer Sciences 6.50% 3/15/18	150,000	160,500

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Electronic Data Systems 7.45% 10/15/29	$25,000	$30,992
Fiserv
3.125% 6/15/16	100,000	103,185
4.625% 10/1/20	100,000	107,357
SAIC
4.45% 12/1/20	100,000	107,535
5.95% 12/1/40	100,000	112,379
Western Union
3.65% 8/22/18	100,000	108,415
5.253% 4/1/20	107,000	123,334
6.50% 2/26/14	100,000	109,033

		962,730

Leisure Equipment & Products–0.01%
Hasbro 6.35% 3/15/40	65,000	75,772
Mattel 6.20% 10/1/40	100,000	118,347

		194,119

Life Sciences Tools & Services–0.04%
Thermo Fisher Scientific
2.05% 2/21/14	30,000	30,671
3.20% 5/1/15	150,000	159,596
3.20% 3/1/16	140,000	150,004
4.50% 3/1/21	240,000	274,234
4.70% 5/1/20	100,000	115,041

		729,546

Machinery–0.23%
Caterpillar
0.95% 6/26/15	250,000	251,108
1.50% 6/26/17	100,000	100,258
2.60% 6/26/22	50,000	49,978
3.90% 5/27/21	150,000	167,349
5.20% 5/27/41	150,000	182,665
6.05% 8/15/36	200,000	262,969
7.90% 12/15/18	100,000	135,031
8.25% 12/15/38	100,000	162,439
Danaher
1.30% 6/23/14	60,000	60,654
2.30% 6/23/16	100,000	104,502
3.90% 6/23/21	100,000	111,611
5.625% 1/15/18	100,000	119,019
Deere
2.60% 6/8/22	100,000	100,042
3.90% 6/9/42	150,000	149,681
4.375% 10/16/19	350,000	405,922
5.375% 10/16/29	100,000	126,065
Dover
4.30% 3/1/21	100,000	114,641
4.875% 10/15/15	50,000	55,890
5.375% 3/1/41	100,000	123,477
6.60% 3/15/38	25,000	35,313

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Eaton
5.95% 3/20/14	$100,000	$108,200
6.95% 3/20/19	50,000	62,556
Harsco 2.70% 10/15/15	100,000	100,219
Illinois Tool Works
#144A 3.375% 9/15/21	60,000	63,272
#144A 4.875% 9/15/41	100,000	114,252
6.25% 4/1/19	100,000	124,065
Ingersoll-Rand Global Holdings 9.50% 4/15/14	300,000	341,129
Joy Global 5.125% 10/15/21	80,000	87,988
Parker Hannifin 6.25% 5/15/38	50,000	68,503
Pentair 5.00% 5/15/21	200,000	222,115
#Xylem 144A 3.55% 9/20/16	100,000	105,412

		4,216,325

Media–1.07%
AOL Time Warner 7.625% 4/15/31	325,000	420,942
CBS
3.375% 3/1/22	100,000	99,834
4.85% 7/1/42	150,000	147,387
7.875% 7/30/30	200,000	257,692
8.875% 5/15/19	200,000	264,836
Comcast
3.125% 7/15/22	100,000	100,686
4.65% 7/15/42	24,000	24,108
5.15% 3/1/20	300,000	348,827
5.70% 5/15/18	200,000	236,167
5.70% 7/1/19	200,000	238,051
5.90% 3/15/16	150,000	172,893
6.40% 3/1/40	200,000	250,419
6.45% 3/15/37	200,000	244,039
6.50% 1/15/15	200,000	225,730
6.50% 1/15/17	200,000	238,333
6.50% 11/15/35	200,000	244,150
6.95% 8/15/37	250,000	322,178
7.05% 3/15/33	300,000	379,974
COX Communications 5.45% 12/15/14	200,000	220,205
DIRECTV Holdings
3.125% 2/15/16	100,000	104,269
3.55% 3/15/15	295,000	310,835
3.80% 3/15/22	200,000	202,667
4.60% 2/15/21	300,000	319,631
5.00% 3/1/21	200,000	220,109
5.15% 3/15/42	150,000	151,542
5.20% 3/15/20	65,000	72,047
5.875% 10/1/19	40,000	45,957
6.35% 3/15/40	50,000	56,843
6.00% 8/15/40	200,000	218,715
6.375% 3/1/41	350,000	402,140

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Discovery Communications
3.30% 5/15/22	$150,000	$151,700
3.70% 6/1/15	100,000	106,912
4.375% 6/15/21	100,000	108,791
4.95% 5/15/42	250,000	261,945
5.625% 8/15/19	200,000	234,436
Disney (Walt)
1.125% 2/15/17	250,000	249,317
1.35% 8/16/16	200,000	202,280
3.75% 6/1/21	200,000	220,097
4.125% 12/1/41	100,000	107,351
4.50% 12/15/13	300,000	317,738
6.00% 7/17/17	150,000	184,685
Grupo Televisa
6.625% 1/15/40	100,000	122,794
8.50% 3/11/32	200,000	276,351
Historic TW 6.625% 5/15/29	300,000	360,752
Interpublic Group 4.00% 3/15/22	70,000	71,208
McGraw-Hill 6.55% 11/15/37	100,000	114,832
NBC Universal
3.65% 4/30/15	275,000	292,365
4.375% 4/1/21	200,000	220,428
5.15% 4/30/20	270,000	310,487
5.95% 4/1/41	200,000	236,975
6.40% 4/30/40	200,000	245,212
News America
4.50% 2/15/21	150,000	164,749
5.30% 12/15/14	125,000	137,083
5.65% 8/15/20	300,000	347,833
6.15% 3/1/37	30,000	34,105
6.15% 2/15/41	200,000	234,721
6.40% 12/15/35	300,000	347,006
6.65% 11/15/37	50,000	58,558
6.90% 8/15/39	100,000	119,889
8.15% 10/17/36	100,000	124,414
Omnicom Group
3.625% 5/1/22	100,000	101,819
4.45% 8/15/20	35,000	37,804
6.25% 7/15/19	250,000	296,178
Reed Elsevier Capital 8.625% 1/15/19	100,000	127,031
Rogers Communications
6.80% 8/15/18	150,000	185,227
7.50% 8/15/38	25,000	35,893
Thomson Reuters
4.70% 10/15/19	100,000	113,591
5.95% 7/15/13	100,000	104,664
6.50% 7/15/18	150,000	185,308
Time Warner
3.15% 7/15/15	300,000	316,617
4.70% 1/15/21	100,000	111,631
4.875% 3/15/20	200,000	225,514

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner (continued)
5.375% 10/15/41	$250,000	$267,043
5.875% 11/15/16	150,000	175,826
6.10% 7/15/40	100,000	115,453
6.25% 3/29/41	200,000	233,391
6.50% 11/15/36	100,000	118,735
7.70% 5/1/32	130,000	170,241
Time Warner Cable
3.50% 2/1/15	50,000	52,918
5.00% 2/1/20	145,000	163,099
5.50% 9/1/41	100,000	109,220
5.85% 5/1/17	200,000	235,263
5.875% 11/15/40	100,000	112,326
6.20% 7/1/13	50,000	52,552
6.55% 5/1/37	200,000	237,950
6.75% 7/1/18	300,000	365,918
6.75% 6/15/39	100,000	122,295
7.30% 7/1/38	150,000	193,286
7.50% 4/1/14	100,000	110,915
8.25% 2/14/14	100,000	111,381
8.25% 4/1/19	500,000	654,235
Time Warner Entertainment
8.375% 3/15/23	250,000	339,286
8.375% 7/15/33	200,000	271,690
Viacom
1.25% 2/27/15	100,000	100,314
3.125% 6/15/22	50,000	50,212
3.50% 4/1/17	100,000	107,706
5.625% 9/15/19	400,000	472,437
6.875% 4/30/36	250,000	324,749
WPP Finance 8.00% 9/15/14	100,000	112,835
WPP Finance 2010 4.75% 11/21/21	100,000	105,133

		19,833,906

Metals & Mining–0.68%
Alcoa
5.87% 2/23/22	150,000	154,605
5.95% 2/1/37	100,000	96,715
6.00% 7/15/13	300,000	314,740
6.15% 8/15/20	200,000	210,875
6.75% 7/15/18	100,000	113,193
Allegheny Technologies
5.95% 1/15/21	50,000	55,329
9.375% 6/1/19	100,000	127,421
AngloGold Ashanti Holdings
5.375% 4/15/20	25,000	25,734
6.50% 4/15/40	10,000	9,770
ArcelorMittal
3.75% 8/5/15	100,000	100,627
4.50% 2/25/17	100,000	98,573
6.125% 6/1/18	50,000	50,760

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
ArcelorMittal (continued)
6.25% 2/25/22	$300,000	$294,346
7.00% 10/15/39	300,000	292,064
9.00% 2/15/15	100,000	112,451
9.85% 6/1/19	550,000	655,367
Barrick Australian Finance 5.95% 10/15/39	100,000	115,167
Barrick Gold
1.75% 5/30/14	60,000	60,765
2.90% 5/30/16	100,000	104,992
3.85% 4/1/22	250,000	259,356
6.95% 4/1/19	100,000	124,589
Barrick Gold Financeco 6.125% 9/15/13	200,000	212,406
Barrick North America Finance
4.40% 5/30/21	200,000	215,965
5.70% 5/30/41	100,000	113,439
7.50% 9/15/38	25,000	33,033
BHP Billiton Finance
1.125% 11/21/14	250,000	251,609
1.625% 2/24/17	350,000	352,798
1.875% 11/21/16	250,000	256,355
3.25% 11/21/21	250,000	261,425
4.125% 2/24/42	150,000	154,768
5.25% 12/15/15	100,000	114,138
5.40% 3/29/17	100,000	117,024
5.50% 4/1/14	100,000	108,370
6.50% 4/1/19	150,000	191,211
Cliffs Natural Resources
4.80% 10/1/20	155,000	153,070
6.25% 10/1/40	100,000	98,528
Freeport-McMoRan Copper & Gold
1.40% 2/13/15	250,000	249,305
3.55% 3/1/22	300,000	295,761
Newmont Mining
3.50% 3/15/22	150,000	148,352
4.875% 3/15/42	150,000	146,831
5.125% 10/1/19	180,000	203,651
6.25% 10/1/39	100,000	114,204
Nucor
4.125% 9/15/22	100,000	112,007
5.75% 12/1/17	50,000	60,283
5.85% 6/1/18	100,000	120,440
Rio Tinto Alcan 6.125% 12/15/33	150,000	188,287
Rio Tinto Finance USA
2.50% 5/20/16	100,000	104,022
3.50% 11/2/20	500,000	532,898
3.75% 9/20/21	150,000	161,429
4.125% 5/20/21	200,000	220,278
5.20% 11/2/40	100,000	118,663
6.50% 7/15/18	250,000	308,530
7.125% 7/15/28	75,000	103,821
8.95% 5/1/14	390,000	445,523
9.00% 5/1/19	100,000	136,913

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Southern Copper
5.375% 4/16/20	$125,000	$139,126
6.75% 4/16/40	110,000	117,585
Teck Resources
4.50% 1/15/21	100,000	105,020
4.75% 1/15/22	104,000	111,964
5.20% 3/1/42	250,000	240,414
6.00% 8/15/40	100,000	105,156
6.25% 7/15/41	201,000	225,833
Vale Overseas
4.375% 1/11/22	100,000	102,332
4.625% 9/15/20	100,000	105,110
5.625% 9/15/19	300,000	334,071
6.25% 1/11/16	100,000	112,408
6.25% 1/23/17	250,000	285,573
6.875% 11/21/36	350,000	407,734
6.875% 11/10/39	170,000	199,474
Xstrata Canada 5.375% 6/1/15	100,000	108,507

		12,483,083

Multi-Utilities–0.20%
Alliant Energy 4.00% 10/15/14	50,000	52,626
American Water Capital 6.085% 10/15/17	100,000	117,208
Avista 5.125% 4/1/22	30,000	35,951
CenterPoint Energy 5.95% 2/1/17	100,000	114,138
Dominion Resources
4.45% 3/15/21	100,000	113,934
4.90% 8/1/41	60,000	68,086
5.15% 7/15/15	150,000	167,190
5.20% 8/15/19	80,000	94,361
5.95% 6/15/35	25,000	31,054
6.40% 6/15/18	76,000	93,001
8.875% 1/15/19	100,000	136,120
DTE Energy
6.35% 6/1/16	50,000	58,139
7.625% 5/15/14	100,000	111,608
KeySpan 8.00% 11/15/30	25,000	34,567
NiSource Finance
3.85% 2/15/23	50,000	50,060
5.25% 2/15/43	59,000	60,051
5.40% 7/15/14	150,000	161,731
5.45% 9/15/20	125,000	140,475
6.125% 3/1/22	100,000	117,533
6.40% 3/15/18	100,000	116,952
NSTAR 4.50% 11/15/19	110,000	122,862
Puget Sound Energy
4.434% 11/15/41	100,000	109,617
5.638% 4/15/41	80,000	102,567

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Puget Sound Energy (continued)
5.764% 7/15/40	$50,000	$64,965
5.795% 3/15/40	100,000	130,245
SCANA 6.25% 4/1/20	100,000	116,761
Sempra Energy
2.00% 3/15/14	100,000	101,606
6.00% 10/15/39	125,000	155,837
6.15% 6/15/18	25,000	30,217
6.50% 6/1/16	230,000	270,816
United Utilities 5.375% 2/1/19	100,000	106,736
Veolia Environnement 6.00% 6/1/18	250,000	277,083
Xcel Energy
4.70% 5/15/20	100,000	115,726
6.50% 7/1/36	100,000	135,824

		3,715,647

Multiline Retail–0.15%
Kohl’s
6.00% 1/15/33	100,000	112,575
6.25% 12/15/17	50,000	60,063
Macy’s Retail Holdings
5.125% 1/15/42	100,000	105,677
5.75% 7/15/14	90,000	97,722
5.90% 12/1/16	150,000	173,069
6.70% 7/15/34	150,000	180,816
6.90% 4/1/29	150,000	177,846
Nordstrom
4.75% 5/1/20	100,000	115,394
6.75% 6/1/14	100,000	110,924
7.00% 1/15/38	100,000	139,597
Target
2.90% 1/15/22	300,000	307,168
3.875% 7/15/20	100,000	110,366
5.875% 7/15/16	100,000	118,779
6.00% 1/15/18	250,000	306,546
6.50% 10/15/37	200,000	267,324
7.00% 1/15/38	250,000	352,407

		2,736,273

Office Electronics–0.05%
Xerox
2.95% 3/15/17	250,000	253,108
4.25% 2/15/15	100,000	106,091
4.50% 5/15/21	95,000	98,762
6.35% 5/15/18	150,000	175,097
6.40% 3/15/16	100,000	114,453
8.25% 5/15/14	225,000	250,992

		998,503

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–2.10%
Anadarko Petroleum
5.95% 9/15/16	$100,000	$113,584
6.20% 3/15/40	100,000	113,906
6.375% 9/15/17	300,000	348,882
6.45% 9/15/36	150,000	173,985
7.625% 3/15/14	100,000	109,779
7.95% 6/15/39	200,000	263,874
8.70% 3/15/19	100,000	130,891
Apache
1.75% 4/15/17	50,000	51,048
3.25% 4/15/22	100,000	104,635
4.75% 4/15/43	100,000	111,543
5.10% 9/1/40	200,000	230,565
5.25% 2/1/42	100,000	118,025
5.625% 1/15/17	200,000	236,502
6.00% 9/15/13	100,000	106,365
6.00% 1/15/37	50,000	63,409
Boardwalk Pipelines 5.75% 9/15/19	100,000	109,955
Buckeye Partners
4.875% 2/1/21	260,000	258,911
5.50% 8/15/19	50,000	52,592
Burlington Resources Finance 7.20% 8/15/31	100,000	137,815
Canadian Natural Resources
1.45% 11/14/14	300,000	303,834
5.85% 2/1/35	200,000	229,589
5.90% 2/1/18	100,000	118,117
6.25% 3/15/38	150,000	184,409
Cenovus Energy
4.50% 9/15/14	100,000	106,830
5.70% 10/15/19	100,000	117,996
6.75% 11/15/39	200,000	250,039
Chevron
3.95% 3/3/14	200,000	211,087
4.95% 3/3/19	100,000	120,699
ConocoPhillips
4.60% 1/15/15	300,000	328,637
4.75% 2/1/14	200,000	212,509
5.75% 2/1/19	200,000	244,249
5.90% 5/15/38	150,000	196,180
6.00% 1/15/20	200,000	251,905
6.50% 2/1/39	280,000	389,171
ConocoPhillips Canada Funding I
5.625% 10/15/16	100,000	118,322
5.95% 10/15/36	100,000	126,078
ConocoPhillips Holdings 6.95% 4/15/29	200,000	275,123
DCP Midstream Operating 4.95% 4/1/22	100,000	102,832
Devon Energy
1.875% 5/15/17	100,000	100,133
3.25% 5/15/22	150,000	152,922

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy (continued)
4.00% 7/15/21	$100,000	$108,594
4.75% 5/15/42	100,000	105,358
5.60% 7/15/41	200,000	232,937
5.625% 1/15/14	100,000	106,993
6.30% 1/15/19	100,000	122,857
7.95% 4/15/32	100,000	143,989
Devon Financing 7.875% 9/30/31	25,000	35,855
Duke Capital 5.668% 8/15/14	200,000	216,510
Ecopetrol 7.625% 7/23/19	200,000	253,000
El Paso Natural Gas
5.95% 4/15/17	100,000	113,397
8.375% 6/15/32	100,000	129,891
El Paso Pipeline Partners Operating 5.00% 10/1/21	250,000	271,732
Enbridge
5.60% 4/1/17	100,000	114,365
5.80% 6/15/14	100,000	108,630
Enbridge Energy Partners
5.20% 3/15/20	100,000	113,504
7.50% 4/15/38	300,000	387,994
9.875% 3/1/19	50,000	65,692
EnCana
5.90% 12/1/17	50,000	57,061
6.50% 2/1/38	100,000	110,235
6.625% 8/15/37	250,000	280,586
7.20% 11/1/31	50,000	59,658
EnCana Holdings Finance 5.80% 5/1/14	265,000	285,326
Energen 4.625% 9/1/21	100,000	103,390
Energy Transfer
5.95% 2/1/15	300,000	326,963
7.50% 7/1/38	200,000	226,247
ENSCO
3.25% 3/15/16	100,000	105,100
4.70% 3/15/21	350,000	381,919
Enterprise Products Operating
3.20% 2/1/16	100,000	104,836
4.05% 2/15/22	100,000	106,258
4.85% 8/15/42	200,000	199,927
5.20% 9/1/20	100,000	114,600
5.25% 1/31/20	100,000	114,732
5.70% 2/15/42	150,000	166,574
5.95% 2/1/41	100,000	113,498
6.125% 10/15/39	50,000	56,840
6.30% 9/15/17	100,000	119,497
6.50% 1/31/19	100,000	120,693
7.55% 4/15/38	100,000	128,851
9.75% 1/31/14	100,000	112,863

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources
2.95% 6/1/15	$200,000	$210,087
4.40% 6/1/20	150,000	169,350
5.625% 6/1/19	100,000	120,161
6.875% 10/1/18	25,000	31,452
EQT
4.875% 11/15/21	100,000	102,335
8.125% 6/1/19	75,000	90,067
Hess
5.60% 2/15/41	200,000	213,009
7.00% 2/15/14	100,000	109,410
7.125% 3/15/33	100,000	124,477
7.30% 8/15/31	250,000	313,724
Husky Energy
3.95% 4/15/22	150,000	153,228
5.90% 6/15/14	100,000	108,761
7.25% 12/15/19	125,000	154,513
Kerr-McKee 6.95% 7/1/24	100,000	124,037
Kinder Morgan Energy Partners
3.95% 9/1/22	100,000	101,518
5.00% 12/15/13	150,000	157,338
5.30% 9/15/20	250,000	277,386
5.625% 2/15/15	165,000	181,651
5.80% 3/15/35	150,000	159,368
5.95% 2/15/18	50,000	58,051
6.50% 9/1/39	100,000	114,596
6.55% 9/15/40	200,000	228,881
7.75% 3/15/32	200,000	249,720
Magellan Midstream Partners
4.25% 2/1/21	150,000	161,782
6.55% 7/15/19	50,000	59,998
Marathon Oil
5.90% 3/15/18	200,000	234,415
6.60% 10/1/37	100,000	124,089
Marathon Petroleum
3.50% 3/1/16	255,000	267,531
5.125% 3/1/21	135,000	151,414
6.50% 3/1/41	145,000	165,354
Nabors Industries
4.625% 9/15/21	150,000	156,149
9.25% 1/15/19	150,000	194,999
Nexen
6.20% 7/30/19	130,000	150,795
6.40% 5/15/37	50,000	53,153
7.50% 7/30/39	200,000	233,832
Noble Energy
4.15% 12/15/21	100,000	105,356
6.00% 3/1/41	135,000	154,707
8.25% 3/1/19	100,000	128,012
Noble Holding International
2.50% 3/15/17	100,000	101,660
3.45% 8/1/15	200,000	210,684

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Holding International (continued)
3.95% 3/15/22	$100,000	$101,321
6.20% 8/1/40	125,000	139,129
7.375% 3/15/14	50,000	54,682
Norsk Hydro 7.15% 1/15/29	25,000	35,469
NuStar Logistics 4.80% 9/1/20	100,000	102,058
Occidental Petroleum
1.50% 2/15/18	100,000	100,444
2.50% 2/1/16	200,000	209,810
2.70% 2/15/23	100,000	100,856
3.125% 2/15/22	150,000	156,697
4.10% 2/1/21	100,000	112,316
4.125% 6/1/16	150,000	167,323
ONEOK 6.00% 6/15/35	125,000	136,850
ONEOK Partners
6.125% 2/1/41	100,000	113,161
6.15% 10/1/16	50,000	58,179
6.65% 10/1/36	100,000	117,804
8.625% 3/1/19	100,000	129,944
Panhandle Eastern Pipeline 6.20% 11/1/17	50,000	57,295
Pemex Project Funding Master Trust 6.625% 6/15/35	250,000	298,750
Petrobras International Finance
2.875% 2/6/15	500,000	508,750
3.50% 2/6/17	600,000	617,389
3.875% 1/27/16	500,000	518,720
5.375% 1/27/21	200,000	216,554
5.75% 1/20/20	200,000	219,776
5.875% 3/1/18	200,000	222,692
6.875% 1/20/40	200,000	239,905
7.875% 3/15/19	400,000	488,538
Petro-Canada
5.95% 5/15/35	200,000	223,881
6.80% 5/15/38	100,000	125,239
9.25% 10/15/21	50,000	70,965
Petrohawk Energy 6.25% 6/1/19	100,000	112,056
Petroleos Mexicanos
4.875% 3/15/15	300,000	325,125
#144A 4.875% 1/24/22	500,000	541,250
5.50% 1/21/21	150,000	170,250
6.00% 3/5/20	260,000	301,990
6.50% 6/2/41	150,000	175,875
#144A 6.50% 6/2/41	500,000	586,249
8.00% 5/3/19	300,000	382,500
#Phillips 66 144A
2.95% 5/1/17	450,000	462,924
5.875% 5/1/42	250,000	270,103
Pioneer Natural Resources 3.95% 7/15/22	100,000	100,444

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline
3.65% 6/1/22	$200,000	$204,648
3.95% 9/15/15	200,000	214,389
6.65% 1/15/37	125,000	154,331
8.75% 5/1/19	150,000	198,109
Shell International Finance
3.10% 6/28/15	100,000	106,764
3.25% 9/22/15	200,000	214,798
4.00% 3/21/14	600,000	635,508
4.30% 9/22/19	200,000	232,430
4.375% 3/25/20	75,000	87,481
5.50% 3/25/40	100,000	130,371
6.375% 12/15/38	200,000	284,075
Southern Natural Gas
#144A 5.90% 4/1/17	25,000	28,745
8.00% 3/1/32	100,000	130,196
#Southwestern Energy 144A 4.10% 3/15/22	200,000	203,111
Spectra Energy Capital
2.95% 6/15/16	100,000	101,506
5.65% 3/1/20	100,000	113,713
7.50% 9/15/38	50,000	66,328
Statoil
2.90% 10/15/14	200,000	209,873
3.15% 1/23/22	200,000	209,161
3.875% 4/15/14	250,000	264,051
5.10% 8/17/40	200,000	237,612
5.25% 4/15/19	250,000	299,763
Suncor Energy
6.10% 6/1/18	300,000	355,759
6.50% 6/15/38	150,000	179,240
6.85% 6/1/39	100,000	126,113
7.15% 2/1/32	25,000	32,131
Sunoco Logistics Partners Operations 6.85% 2/15/40	100,000	116,639
Talisman Energy
3.75% 2/1/21	500,000	501,994
7.75% 6/1/19	125,000	153,585
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	185,153
Tosco 8.125% 2/15/30	100,000	150,423
Total Capital
2.30% 3/15/16	100,000	103,904
3.00% 6/24/15	100,000	106,203
3.125% 10/2/15	100,000	106,219
4.125% 1/28/21	100,000	111,193
4.45% 6/24/20	100,000	114,438
Total Capital Canada 1.625% 1/28/14	220,000	223,536
Total Capital International
1.55% 6/28/17	150,000	150,531
2.875% 2/17/22	200,000	203,198

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines
0.875% 3/2/15	$140,000	$139,838
3.40% 6/1/15	200,000	213,242
3.80% 10/1/20	100,000	110,289
4.875% 1/15/15	50,000	54,641
6.10% 6/1/40	100,000	129,827
6.50% 8/15/18	200,000	248,970
7.25% 8/15/38	100,000	143,735
7.625% 1/15/39	250,000	375,373
Valero Energy
4.50% 2/1/15	45,000	48,418
6.125% 2/1/20	65,000	75,162
6.625% 6/15/37	150,000	168,734
7.50% 4/15/32	100,000	116,172
9.375% 3/15/19	200,000	263,190
Williams 8.75% 3/15/32	109,000	148,315
Williams Partners
3.80% 2/15/15	200,000	210,527
4.00% 11/15/21	100,000	104,080
5.25% 3/15/20	200,000	225,071
6.30% 4/15/40	170,000	202,050
XTO Energy
5.75% 12/15/13	100,000	107,334
6.50% 12/15/18	100,000	129,492

		38,745,874

Paper & Forest Products–0.09%
Celulosa Arauco Y Constitucion
5.00% 1/21/21	100,000	103,726
5.625% 4/20/15	100,000	108,274
Domtar 4.40% 4/1/22	100,000	98,167
Georgia-Pacific 8.00% 1/15/24	250,000	334,604
International Paper
4.75% 2/15/22	100,000	109,362
6.00% 11/15/41	35,000	39,603
7.30% 11/15/39	100,000	125,268
7.50% 8/15/21	80,000	102,220
7.95% 6/15/18	300,000	378,502
9.375% 5/15/19	100,000	134,427
Plum Creek Timberlands 4.70% 3/15/21	100,000	104,086

		1,638,239

Personal Products–0.03%
Avon Products
5.625% 3/1/14	100,000	105,383
6.50% 3/1/19	100,000	108,956

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Personal Products (continued)
Colgate-Palmolive
1.30% 1/15/17	$200,000	$202,773
2.30% 5/3/22	100,000	100,834

		517,946

Pharmaceuticals–0.73%
Abbott Laboratories
5.125% 4/1/19	200,000	238,588
5.30% 5/27/40	100,000	122,656
5.60% 11/30/17	350,000	423,673
5.875% 5/15/16	500,000	590,086
6.00% 4/1/39	100,000	133,012
6.15% 11/30/37	100,000	134,443
Allergan 5.75% 4/1/16	100,000	116,004
AstraZeneca
5.90% 9/15/17	350,000	420,962
6.45% 9/15/37	250,000	339,696
Bristol-Myers Squibb
5.45% 5/1/18	150,000	180,627
5.875% 11/15/36	195,000	252,938
6.125% 5/1/38	103,000	138,399
GlaxoSmithKline Capital
1.50% 5/8/17	250,000	250,744
2.85% 5/8/22	250,000	254,846
5.375% 4/15/34	100,000	121,805
5.65% 5/15/18	350,000	423,631
6.375% 5/15/38	300,000	414,026
Johnson & Johnson
2.15% 5/15/16	400,000	418,992
2.95% 9/1/20	100,000	107,622
3.55% 5/15/21	100,000	112,398
4.85% 5/15/41	100,000	123,727
5.15% 7/15/18	250,000	303,269
5.85% 7/15/38	100,000	139,244
Lilly (Eli)
4.20% 3/6/14	100,000	106,107
5.20% 3/15/17	140,000	164,254
5.50% 3/15/27	100,000	125,249
5.95% 11/15/37	100,000	132,199
McKesson
4.75% 3/1/21	300,000	344,804
6.50% 2/15/14	100,000	109,036
Mead Johnson Nutrition
3.50% 11/1/14	100,000	103,822
4.90% 11/1/19	100,000	113,919
5.90% 11/1/39	50,000	62,018
Merck
2.25% 1/15/16	100,000	104,514
3.875% 1/15/21	100,000	112,669
4.00% 6/30/15	200,000	218,357
4.75% 3/1/15	150,000	165,833
5.00% 6/30/19	100,000	120,083

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck (continued)
5.85% 6/30/39	$100,000	$136,249
6.40% 3/1/28	50,000	68,518
Novartis Capital
2.90% 4/24/15	200,000	211,734
4.125% 2/10/14	100,000	105,609
4.40% 4/24/20	100,000	115,964
Novartis Securities Investment 5.125% 2/10/19	400,000	477,571
Pfizer
4.50% 2/15/14	50,000	53,196
5.35% 3/15/15	200,000	223,756
6.20% 3/15/19	400,000	502,050
7.20% 3/15/39	300,000	457,126
Sanofi-Aventis
1.625% 3/28/14	100,000	101,725
2.625% 3/29/16	150,000	157,521
4.00% 3/29/21	200,000	223,483
Schering-Plough
6.00% 9/15/17	50,000	61,213
6.50% 12/1/33	200,000	284,456
6.55% 9/15/37	200,000	287,326
Teva Pharmaceutical Finance
1.70% 11/10/14	250,000	255,215
3.65% 11/10/21	250,000	263,466
5.55% 2/1/16	100,000	113,530
6.15% 2/1/36	100,000	130,391
Watson Pharmaceuticals
5.00% 8/15/14	40,000	42,518
6.125% 8/15/19	45,000	51,812
Wyeth
5.50% 2/1/14	100,000	107,671
5.50% 2/15/16	650,000	752,826
5.95% 4/1/37	200,000	263,458
6.00% 2/15/36	100,000	131,248
6.50% 2/1/34	100,000	137,470

		13,461,354

Professional Services–0.00%
Dun & Bradstreet 2.875% 11/15/15	55,000	56,594

		56,594

Real Estate Investment Trusts–0.39%
AMB Property 4.50% 8/15/17	100,000	104,659
AvalonBay Communities 6.10% 3/15/20	100,000	119,748
BioMed Realty 3.85% 4/15/16	100,000	103,025
Boston Properties
3.70% 11/15/18	100,000	104,638
4.125% 5/15/21	250,000	263,563

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Boston Properties (continued)
5.00% 6/1/15	$100,000	$108,724
5.875% 10/15/19	100,000	115,449
Camden Property Trust 4.625% 6/15/21	100,000	107,647
CommonWealth REIT 5.75% 11/1/15	100,000	104,243
Digital Realty Trust
4.50% 7/15/15	100,000	104,519
5.25% 3/15/21	100,000	106,638
Duke Realty
4.375% 6/15/22	100,000	100,788
6.75% 3/15/20	50,000	58,538
7.375% 2/15/15	100,000	111,628
Equity One 6.25% 12/15/14	50,000	53,580
ERP Operating
4.75% 7/15/20	100,000	110,190
5.125% 3/15/16	100,000	110,336
6.584% 4/13/15	250,000	281,875
HCP
2.70% 2/1/14	60,000	60,982
3.75% 2/1/16	55,000	57,247
3.75% 2/1/19	100,000	99,969
5.375% 2/1/21	200,000	221,545
5.65% 12/15/13	250,000	264,135
Health Care REIT
3.625% 3/15/16	100,000	102,888
5.25% 1/15/22	100,000	106,276
6.125% 4/15/20	135,000	150,517
6.20% 6/1/16	50,000	55,086
Healthcare Realty Trust
5.75% 1/15/21	200,000	211,231
6.50% 1/17/17	100,000	109,420
Hospitality Properties Trust
5.625% 3/15/17	100,000	106,595
7.875% 8/15/14	100,000	108,198
Kilroy Realty 4.80% 7/15/18	100,000	105,235
Kimco Realty 6.875% 10/1/19	150,000	179,728
Liberty Property
4.125% 6/15/22	50,000	50,559
5.50% 12/15/16	100,000	111,005
6.625% 10/1/17	50,000	57,946
Mack-Cali Realty 7.75% 8/15/19	100,000	122,761
National Retail Properties 5.50% 7/15/21	100,000	106,184
ProLogis
6.25% 3/15/17	50,000	56,888
6.625% 5/15/18	100,000	115,485
6.875% 3/15/20	11,000	13,177

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
ProLogis (continued)
7.625% 8/15/14	$50,000	$55,028
Realty Income
5.75% 1/15/21	100,000	111,971
5.875% 3/15/35	50,000	54,588
Regency Centers 4.80% 4/15/21	100,000	107,129
Senior Housing Properties Trust 4.30% 1/15/16	100,000	100,174
Simon Property Group
3.375% 3/15/22	150,000	150,966
4.20% 2/1/15	180,000	189,873
5.25% 12/1/16	200,000	224,997
5.65% 2/1/20	100,000	116,833
6.75% 2/1/40	300,000	374,692
10.35% 4/1/19	200,000	280,927
UDR
4.25% 6/1/18	100,000	106,739
4.625% 1/10/22	100,000	106,114
Ventas Realty
4.00% 4/30/19	200,000	205,394
4.75% 6/1/21	100,000	104,068
Vornado Realty 4.25% 4/1/15	100,000	105,529

		7,137,867

Road & Rail–0.31%
Burlington Northern Santa Fe
3.05% 3/15/22	150,000	151,660
3.45% 9/15/21	200,000	209,657
4.10% 6/1/21	100,000	109,892
4.40% 3/15/42	100,000	101,114
4.95% 9/15/41	100,000	109,219
5.05% 3/1/41	100,000	110,488
5.65% 5/1/17	150,000	176,055
6.15% 5/1/37	100,000	123,098
7.95% 8/15/30	100,000	140,369
Canadian National Railway
5.55% 3/1/19	200,000	243,950
5.85% 11/15/17	150,000	179,672
6.20% 6/1/36	100,000	134,937
6.25% 8/1/34	100,000	133,273
Canadian Pacific Railway
4.45% 3/15/23	100,000	106,433
7.125% 10/15/31	150,000	189,953
7.25% 5/15/19	65,000	80,039
Con-way 7.25% 1/15/18	100,000	115,299
CSX
3.70% 10/30/20	100,000	105,608
4.40% 3/1/43	200,000	194,668
6.15% 5/1/37	120,000	147,717
6.22% 4/30/40	100,000	123,776

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
CSX (continued)
6.25% 4/1/15	$275,000	$313,510
7.375% 2/1/19	100,000	127,736
Norfolk Southern
3.00% 4/1/22	118,000	119,608
3.25% 12/1/21	100,000	103,572
4.837% 10/1/41	111,000	122,995
5.90% 6/15/19	100,000	122,300
6.00% 5/23/111	100,000	119,089
7.70% 5/15/17	240,000	303,492
7.80% 5/15/27	100,000	144,164
Ryder System
2.50% 3/1/17	200,000	202,020
3.15% 3/2/15	115,000	118,771
5.85% 11/1/16	100,000	113,657
Union Pacific
4.00% 2/1/21	65,000	71,610
4.163% 7/15/22	190,000	212,107
4.75% 9/15/41	200,000	217,810
6.125% 2/15/20	200,000	247,380
6.15% 5/1/37	25,000	32,185

		5,678,883

Semiconductors & Semiconductor Equipment–0.07%
Analog Devices
3.00% 4/15/16	100,000	106,567
5.00% 7/1/14	50,000	54,093
Applied Materials 5.85% 6/15/41	100,000	121,130
Intel
1.95% 10/1/16	200,000	207,476
3.30% 10/1/21	254,000	272,072
4.80% 10/1/41	172,000	197,798
KLA-Tencor 6.90% 5/1/18	100,000	119,589
National Semiconductor 3.95% 4/15/15	100,000	108,408
Texas Instruments 2.375% 5/16/16	100,000	105,253

		1,292,386

Software–0.21%
Adobe Systems
3.25% 2/1/15	100,000	105,153
4.75% 2/1/20	85,000	95,099
BMC Software 4.25% 2/15/22	60,000	60,162
CA 5.375% 12/1/19	100,000	112,726
Intuit 5.75% 3/15/17	100,000	114,565
Microsoft
1.625% 9/25/15	300,000	310,490

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
2.95% 6/1/14	$315,000	$329,427
4.20% 6/1/19	200,000	233,510
4.50% 10/1/40	100,000	115,439
5.20% 6/1/39	200,000	249,573
5.30% 2/8/41	100,000	128,457
Oracle
3.75% 7/8/14	200,000	212,471
3.875% 7/15/20	100,000	112,147
5.00% 7/8/19	100,000	118,915
5.25% 1/15/16	200,000	229,496
5.375% 7/15/40	300,000	369,020
5.75% 4/15/18	225,000	273,335
6.125% 7/8/39	150,000	196,903
6.50% 4/15/38	200,000	273,875
Symantec
3.95% 6/15/22	150,000	149,326
4.20% 9/15/20	100,000	102,470

		3,892,559

Specialty Retail–0.21%
Advance Auto Parts 4.50% 1/15/22	100,000	104,914
AutoZone
4.00% 11/15/20	75,000	80,307
5.75% 1/15/15	200,000	220,433
Best Buy 5.50% 3/15/21	100,000	91,961
Gap 5.95% 4/12/21	150,000	155,741
Home Depot
4.40% 4/1/21	100,000	115,636
5.25% 12/16/13	200,000	213,407
5.40% 3/1/16	250,000	288,449
5.40% 9/15/40	100,000	122,913
5.875% 12/16/36	350,000	449,684
5.95% 4/1/41	100,000	130,611
Lowe’s
1.625% 4/15/17	150,000	151,282
3.12% 4/15/22	100,000	102,533
4.625% 4/15/20	150,000	169,736
4.65% 4/15/42	100,000	106,625
5.40% 10/15/16	200,000	231,693
5.80% 10/15/36	200,000	244,503
5.80% 4/15/40	20,000	24,941
6.65% 9/15/37	100,000	133,451
O’Reilly Automotive 4.875% 1/14/21	45,000	48,458
Sherwin-Williams 3.125% 12/15/14	100,000	105,017
Staples 9.75% 1/15/14	200,000	223,623

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
TJX
4.20% 8/15/15	$50,000	$54,761
6.95% 4/15/19	55,000	70,426
VF 6.00% 10/15/33	150,000	185,019

		3,826,124

Thrift & Mortgage Finance–0.00%
Santander Holdings USA 4.625% 4/19/16	100,000	96,718

		96,718

Tobacco–0.20%
Altria Group
4.125% 9/11/15	100,000	108,620
4.75% 5/5/21	100,000	113,612
8.50% 11/10/13	100,000	109,894
9.25% 8/6/19	300,000	417,366
9.70% 11/10/18	350,000	484,931
9.95% 11/10/38	100,000	159,498
10.20% 2/6/39	300,000	489,523
Lorillard Tobacco
3.50% 8/4/16	45,000	46,955
8.125% 6/23/19	100,000	124,279
8.125% 5/1/40	100,000	124,075
Philip Morris International
2.90% 11/15/21	250,000	257,979
4.375% 11/15/41	200,000	207,173
4.50% 3/26/20	100,000	115,755
4.50% 3/20/42	100,000	106,793
5.65% 5/16/18	300,000	362,770
6.375% 5/16/38	150,000	201,390
Reynolds American 7.625% 6/1/16	295,000	355,850

		3,786,463

Trading Companies & Distributors–0.01%
GATX 8.75% 5/15/14	100,000	112,797

		112,797

Wireless Telecommunication Services–0.32%
Alltel 7.875% 7/1/32	100,000	149,874
America Movil
2.375% 9/8/16	200,000	206,180
3.625% 3/30/15	200,000	213,713
5.00% 3/30/20	200,000	228,129
5.50% 3/1/14	400,000	429,358
6.125% 11/15/37	150,000	184,573
6.375% 3/1/35	25,000	31,302

	Principal Amount (U.S. $)	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
American Tower
4.625% 4/1/15	$250,000	$264,795
4.70% 3/15/22	100,000	102,858
5.05% 9/1/20	100,000	105,213
5.90% 11/1/21	65,000	72,464
AT&T Wireless 8.75% 3/1/31	300,000	458,164
Bellsouth Capital Funding 7.875% 2/15/30	100,000	130,852
Cellco Partnership
5.55% 2/1/14	500,000	535,469
8.50% 11/15/18	300,000	411,050
Cingular Wireless 7.125% 12/15/31	300,000	398,420
Rogers Wireless 6.375% 3/1/14	300,000	326,869
Vodafone Group
4.15% 6/10/14	100,000	106,124
5.00% 12/16/13	150,000	159,066
5.00% 9/15/15	300,000	335,828
5.45% 6/10/19	200,000	240,357
5.625% 2/27/17	300,000	351,398
6.15% 2/27/37	400,000	513,049

		5,955,105

Total Corporate Bonds (Cost $369,270,081)		398,267,996

MUNICIPAL BONDS–0.91%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	59,430
7.834% 2/15/41	55,000	76,298
8.084% 2/15/50	100,000	143,591
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	266,822
Series S1 6.793% 4/1/30	100,000	126,425
Series S1 6.918% 4/1/40	100,000	136,980
Series S1 7.043% 4/1/50	100,000	141,547
California State
3.95% 11/1/15	100,000	107,876
4.85% 10/1/14	100,000	108,038
6.20% 10/1/19	100,000	117,968
7.30% 10/1/39	100,000	124,243
California State Taxable Build America Bonds
5.75% 3/1/17	100,000	115,672
6.65% 3/1/22	200,000	244,600
7.60% 11/1/40	80,000	104,106
7.625% 3/1/40	85,000	109,976

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

MUNICIPAL BONDS (continued)
California State Taxable Build America Bonds (continued)
7.95% 3/1/36	$100,000	$118,424
California State Various Purposes
5.95% 4/1/16	35,000	40,256
7.50% 4/1/34	325,000	406,328
7.55% 4/1/39	600,000	772,151
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	62,987
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	114,779
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	119,138
Series B 6.899% 12/1/40	40,000	47,655
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	113,572
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	57,232
Series C 6.82% 7/1/45	75,000	102,716
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	125,054
Commonwealth of Massachusetts Taxable Build America Bonds Series E 4.20% 12/1/21	100,000	113,183
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	125,376
Series D 5.09% 10/1/30	200,000	226,616
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	272,718
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	121,433
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	112,059
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	133,295
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	114,830
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds
5.72% 12/1/38	150,000	189,558

	Principal Amount (U.S. $)	Value (U.S. $)

MUNICIPAL BONDS (continued)
Illinois State
4.961% 3/1/16	$100,000	$107,962
5.665% 3/1/18	250,000	277,635
Illinois State Taxable
4.071% 1/1/14	100,000	103,344
4.421% 1/1/15	100,000	105,375
Illinois State Taxable Pension
4.35% 6/1/18	500,000	515,264
4.95% 6/1/23	100,000	102,080
5.10% 6/1/33	1,000,000	946,199
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	121,182
Los Angeles, California Community College District
6.60% 8/1/42	100,000	131,686
6.75% 8/1/49	100,000	132,583
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	123,072
7.618% 8/1/40	100,000	125,653
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	31,920
Los Angeles, California Department of Water & Power Taxable Build America Bonds
Series C 6.008% 7/1/39	25,000	31,001
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	408,341
Massachusetts State 4.91% 5/1/29	100,000	116,556
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	82,979
Metropolitan Government of Nashville & Davidson County Convention Center Authority
Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	57,500
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	115,733
6.668% 11/15/39	130,000	166,786
Series E 6.814% 11/15/40	100,000	130,365
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	117,601
Municipal Electric Authority, Georgia Taxable Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.637% 4/1/57	150,000	174,180
7.055% 4/1/57	100,000	105,875

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

MUNICIPAL BONDS (continued)
^New Jersey Economic Development Authority Series B 5.829% 2/15/22 (AGM)	$200,000	$131,632
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	134,128
Series C 5.754% 12/15/28	100,000	117,134
Series C 6.104% 12/15/28	200,000	227,594
New Jersey State Turnpike Revenue Authority Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	493,804
Series F 7.414% 1/1/40	90,000	131,279
New York City, New York
5.517% 10/1/37	85,000	100,564
Taxable Build America Bonds Series F1 6.271% 12/1/37	100,000	128,447
Taxable Series A2 5.206% 10/1/31	100,000	112,747
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	84,456
5.75% 6/15/41	100,000	127,809
5.79% 6/15/41	200,000	224,010
5.952% 6/15/42	100,000	131,583
6.011% 6/15/42	35,000	46,374
New York City, New York Transitional Finance Authority
5.508% 8/1/37	200,000	242,820
Taxable Build America Bonds 5.572% 11/1/38	65,000	79,261
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	120,992
5.60% 3/15/40	100,000	126,844
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	60,734
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	120,156
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	96,417
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	111,503
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	109,760

	Principal Amount (U.S. $)	Value (U.S. $)

MUNICIPAL BONDS (continued)
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.511% 12/1/45	$150,000	$177,480
5.561% 12/1/49	200,000	238,848
6.105% 12/1/39	100,000	126,494
Port Authority of New York & New Jersey Taxable 5.647% 11/1/40	250,000	303,273
Port of Seattle, Washington Taxable Series B1 7.00% 5/1/36	100,000	118,471
Puerto Rico Commonwealth Government Development Bank Taxable (Senior Notes)
Series A 4.375% 2/1/19	200,000	203,730
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds
5.665% 5/1/40	155,000	193,587
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	69,679
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	266,600
5.985% 2/1/39	50,000	65,293
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	132,979
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	132,484
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	125,661
Series B 6.00% 11/1/40	100,000	122,430
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	241,940
University of California Taxable Series AD 4.858% 5/15/112	250,000	256,688
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	119,678
University of Missouri Taxable Build America Bonds (Curators University) 5.792% 11/1/41	100,000	135,218
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	107,616
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	71,627

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

MUNICIPAL BONDS (continued)
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	$100,000	$109,718
Series D 4.554% 7/1/24	60,000	70,609
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	121,270
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	63,209
Series F 5.09% 8/1/33	100,000	117,527
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	61,134

Total Municipal Bonds (Cost $14,256,195)		16,817,095

NON-AGENCY ASSET-BACKED SECURITIES–0.23%
Ally Auto Receivables Trust
Series 2010-2 A4 2.09% 5/15/15	750,000	765,456
Series 2010-4 A4 1.35% 12/15/15	35,000	35,426
AmeriCredit Automobile Receivables Trust Series 2010-3 B 2.04% 9/8/15	200,000	202,040
CenterPoint Energy Transition Bond Series 2009-1 A2 3.46% 8/15/19	100,000	109,852
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	27,541
Series 2005-A2 A2 4.85% 3/10/17	800,000	887,036
Series 2005-A9 A9 5.10% 11/20/17	200,000	228,018
Series 2006-A3 A3 5.30% 3/15/18	250,000	289,602
Series 2008-A1 A1 5.35% 2/7/20	150,000	180,553
Series 2009-A4 A4 4.90% 6/23/16	200,000	216,754
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	750,000	908,038
Ford Credit Auto Owner Trust Series 2011-A A4 1.65% 5/15/16	275,000	279,934
Honda Auto Receivables Owner Trust Series 2010-3 A3 0.70% 4/21/14	46,682	46,716

Total Non-Agency Asset-Backed Securities (Cost $4,014,057)		4,176,966

rREGIONAL BONDS–0.43%
Canada–0.42%
British Columbia Province
1.20% 4/25/17	200,000	202,191
2.10% 5/18/16	200,000	209,722
2.85% 6/15/15	100,000	106,410
6.50% 1/15/26	100,000	144,881
7.25% 9/1/36	100,000	165,717
Manitoba Province
1.30% 4/3/17	250,000	253,861
1.375% 4/28/14	100,000	101,792

	Principal Amount (U.S. $)	Value (U.S. $)

rREGIONAL BONDS (continued)
Canada (continued)
Manitoba Province (continued)
4.90% 12/6/16	$150,000	$175,444
New Brunswick Province 2.75% 6/15/18	200,000	214,822
Nova Scotia Province
2.375% 7/21/15	200,000	209,302
5.125% 1/26/17	50,000	58,596
Ontario Province
0.95% 5/26/15	500,000	502,580
1.375% 1/27/14	300,000	303,978
1.875% 9/15/15	200,000	206,196
2.30% 5/10/16	300,000	313,265
2.45% 6/29/22	150,000	148,382
2.70% 6/16/15	300,000	316,497
2.95% 2/5/15	200,000	211,135
3.00% 7/16/18	200,000	215,101
3.15% 12/15/17	250,000	271,952
4.00% 10/7/19	200,000	227,682
4.10% 6/16/14	1,000,000	1,067,462
4.40% 4/14/20	200,000	232,896
Quebec Province
2.75% 8/25/21	500,000	518,232
3.50% 7/29/20	300,000	330,584
4.625% 5/14/18	200,000	234,115
4.875% 5/5/14	100,000	108,004
5.00% 3/1/16	300,000	343,294
7.50% 9/15/29	175,000	269,813
Saskatchewan Province 8.50% 7/15/22	100,000	152,525

		7,816,431

Italy–0.01%
Region of Lombardy 5.804% 10/25/32	100,000	79,620

		79,620

Total Regional Bonds (Cost $7,462,072)		7,896,051

rSOVEREIGN BONDS–1.35%
Brazil–0.25%
Republic of Brazil
4.875% 1/22/21	100,000	116,150
5.625% 1/7/41	125,000	153,938
5.875% 1/15/19	500,000	606,000
6.00% 1/17/17	500,000	590,250
7.125% 1/20/37	600,000	868,499
8.00% 1/15/18	133,334	155,667
8.25% 1/20/34	150,000	236,250
8.75% 2/4/25	500,000	775,000
8.875% 10/14/19	200,000	284,500

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

rSOVEREIGN BONDS (continued)
Brazil (continued)
Republic of Brazil (continued)
8.875% 4/15/24	$100,000	$155,000
10.125% 5/15/27	125,000	214,063
10.50% 7/14/14	100,000	119,750
11.00% 8/17/40	300,000	387,750

		4,662,817

Canada–0.08%
Canada Government
0.875% 2/14/17	500,000	503,143
2.375% 9/10/14	300,000	313,257
Export Development Canada
1.50% 5/15/14	300,000	306,484
2.25% 5/28/15	300,000	315,264

		1,438,148

Chile–0.01%
Chile Government International Bond 3.875% 8/5/20	250,000	278,750

		278,750

Colombia–0.10%
Republic of Colombia
6.125% 1/18/41	200,000	261,000
7.375% 3/18/19	700,000	918,750
7.375% 9/18/37	200,000	296,900
8.125% 5/21/24	250,000	364,625

		1,841,275

Israel–0.05%
Israel Government
4.00% 6/30/22	150,000	155,535
5.125% 3/1/14	100,000	106,037
5.125% 3/26/19	175,000	198,949
5.50% 11/9/16	100,000	114,305
Israel Government AID Bond 5.50% 4/26/24	200,000	263,295

		838,121

Italy–0.11%
Republic of Italy
2.125% 9/16/13	250,000	247,314
3.125% 1/26/15	300,000	289,927
4.50% 1/21/15	400,000	403,542
4.75% 1/25/16	200,000	197,246
5.25% 9/20/16	200,000	199,046
5.375% 6/12/17	200,000	198,275
5.375% 6/15/33	200,000	176,900
6.875% 9/27/23	350,000	360,290

		2,072,540

	Principal Amount (U.S. $)	Value (U.S. $)

rSOVEREIGN BONDS (continued)
Japan–0.08%
Development Bank of Japan 5.125% 2/1/17	$200,000	$234,523
Japan Finance
2.25% 7/13/16	200,000	209,643
2.50% 1/21/16	200,000	210,892
2.50% 5/18/16	200,000	211,491
2.875% 2/2/15	300,000	315,788
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	114,495
5.00% 5/16/17	200,000	234,363

		1,531,195

Mexico–0.28%
Mexico Government International Bond
3.625% 3/15/22	250,000	266,000
4.75% 3/8/44	500,000	540,000
5.125% 1/15/20	1,050,000	1,236,374
5.625% 1/15/17	250,000	292,188
5.875% 2/17/14	100,000	107,150
5.95% 3/19/19	450,000	550,800
6.05% 1/11/40	475,000	615,125
6.75% 9/27/34	400,000	548,000
8.30% 8/15/31	500,000	777,500
11.375% 9/15/16	200,000	282,000

		5,215,137

Panama–0.06%
Panama Government International Bond
5.20% 1/30/20	300,000	351,750
6.70% 1/26/36	200,000	271,000
7.125% 1/29/26	100,000	135,500
8.875% 9/30/27	100,000	155,750
9.375% 4/1/29	100,000	164,000

		1,078,000

Peru–0.07%
Republic of Peru
5.625% 11/18/50	100,000	121,750
6.55% 3/14/37	150,000	204,900
7.125% 3/30/19	225,000	290,250
7.35% 7/21/25	100,000	141,000
8.375% 5/3/16	100,000	124,000
8.75% 11/21/33	200,000	329,000

		1,210,900

Poland–0.13%
Republic of Poland
5.00% 3/23/22	800,000	877,200
5.125% 4/21/21	700,000	775,600
5.25% 1/15/14	400,000	423,528

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

rSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland (continued)
6.375% 7/15/19	$280,000	$330,845

		2,407,173

Republic of Korea–0.04%
Korea Finance 3.25% 9/20/16	100,000	102,956
Republic of Korea
4.875% 9/22/14	50,000	53,935
5.125% 12/7/16	100,000	112,854
5.75% 4/16/14	200,000	215,628
7.125% 4/16/19	200,000	253,226

		738,599

South Africa–0.06%
South Africa Government International Bond
4.665% 1/17/24	250,000	271,875
5.875% 5/30/22	100,000	119,586
6.25% 3/8/41	100,000	126,813
6.875% 5/27/19	500,000	616,250

		1,134,524

Sweden–0.03%
Swedish Export Credit
1.75% 10/20/15	55,000	55,960
3.25% 9/16/14	200,000	210,098
5.125% 3/1/17	250,000	287,854

		553,912

Total Sovereign Bonds (Cost $22,704,291)		25,001,091

SUPRANATIONAL BANKS–1.46%
African Development Bank
1.25% 9/2/16	350,000	356,505
2.50% 3/15/16	100,000	106,410
3.00% 5/27/14	100,000	104,843
Andina De Fomento
3.75% 1/15/16	200,000	208,848
4.375% 6/15/22	100,000	102,725
8.125% 6/4/19	140,000	177,109
Asian Development Bank
0.875% 6/10/14	105,000	106,073
1.125% 3/15/17	500,000	508,283
1.625% 7/15/13	500,000	506,891
1.75% 3/21/19	350,000	359,722
2.50% 3/15/16	250,000	266,395
2.625% 2/9/15	400,000	422,205
2.75% 5/21/14	250,000	261,263
4.25% 10/20/14	100,000	108,633
5.50% 6/27/16	200,000	236,674
5.593% 7/16/18	200,000	245,811

	Principal Amount (U.S. $)	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
Council of Europe Development Bank
1.25% 9/22/16	$200,000	$199,458
1.50% 1/15/15	200,000	203,051
1.50% 2/22/17	100,000	100,285
1.50% 6/19/17	100,000	99,780
2.75% 2/10/15	100,000	104,691
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	250,045
2.50% 3/15/16	500,000	529,452
2.75% 4/20/15	200,000	211,149
European Investment Bank
0.875% 12/15/14	500,000	502,017
1.125% 8/15/14	500,000	505,066
1.25% 9/17/13	250,000	252,196
1.25% 2/14/14	700,000	707,450
1.375% 10/20/15	500,000	507,791
1.50% 5/15/14	600,000	608,585
1.625% 9/1/15	100,000	102,343
1.625% 6/15/17	1,750,000	1,764,913
2.125% 7/15/16	200,000	206,954
2.25% 3/15/16	1,500,000	1,558,751
2.375% 3/14/14	200,000	205,813
2.75% 3/23/15	1,000,000	1,051,474
2.875% 9/15/20	200,000	207,899
3.00% 4/8/14	200,000	208,081
3.125% 6/4/14	500,000	522,285
4.00% 2/16/21	400,000	446,723
4.25% 7/15/13	250,000	259,587
4.875% 2/16/16	300,000	339,287
4.875% 1/17/17	400,000	460,762
4.875% 2/15/36	100,000	116,447
5.125% 5/30/17	500,000	585,204
Inter-American Development Bank
0.375% 11/8/13	200,000	199,891
1.125% 3/15/17	500,000	505,308
1.75% 8/24/18	500,000	518,588
3.00% 4/22/14	400,000	418,376
3.875% 2/14/20	200,000	234,375
3.875% 10/28/41	100,000	108,606
4.25% 9/14/15	375,000	416,818
5.125% 9/13/16	500,000	589,333
International Bank for Reconstruction & Development
0.50% 11/26/13	600,000	600,900
0.875% 4/17/17	449,000	451,786
1.00% 9/15/16	750,000	756,500
1.125% 8/25/14	500,000	506,453
1.75% 7/15/13	150,000	152,106
2.125% 3/15/16	500,000	526,460
2.375% 5/26/15	300,000	317,051
3.50% 10/8/13	700,000	725,359
4.75% 2/15/35	50,000	64,316
5.00% 4/1/16	300,000	346,943

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
7.625% 1/19/23	$100,000	$150,364
International Finance
1.00% 4/24/17	250,000	251,219
1.125% 11/23/16	300,000	302,946
2.125% 11/17/17	200,000	210,482
2.25% 4/11/16	300,000	311,948
2.75% 4/20/15	150,000	158,918
3.00% 4/22/14	405,000	423,233
Nordic Investment Bank
1.00% 3/7/17	350,000	352,149
2.50% 7/15/15	200,000	211,322
2.625% 10/6/14	100,000	104,801
North American Development Bank 4.375% 2/11/20	100,000	113,397

Total Supranational Banks (Cost $26,094,878)		26,925,877

U.S. TREASURY OBLIGATIONS–35.74%
U.S. Treasury Bonds
3.00% 5/15/42	1,000,000	1,047,500
3.125% 11/15/41	4,000,000	4,300,624
3.125% 2/15/42	3,050,000	3,276,368
3.50% 2/15/39	2,650,000	3,066,962
3.75% 8/15/41	3,850,000	4,643,462
3.875% 8/15/40	5,750,000	7,079,688
4.25% 5/15/39	2,350,000	3,069,688
4.25% 11/15/40	4,000,000	5,233,124
4.375% 2/15/38	2,500,000	3,317,578
4.375% 11/15/39	4,000,000	5,328,752
4.375% 5/15/40	5,000,000	6,664,065
4.375% 5/15/41	4,250,000	5,677,069
4.50% 2/15/36	1,650,000	2,216,414
4.50% 5/15/38	950,000	1,285,172
4.50% 8/15/39	3,350,000	4,546,054
4.625% 2/15/40	4,100,000	5,672,096
4.75% 2/15/37	700,000	975,844
4.75% 2/15/41	3,750,000	5,297,460
5.00% 5/15/37	600,000	865,969
5.25% 11/15/28	500,000	703,750
5.25% 2/15/29	1,700,000	2,398,328
5.375% 2/15/31	1,500,000	2,186,016
5.50% 8/15/28	500,000	719,844
6.00% 2/15/26	750,000	1,099,571
6.125% 11/15/27	800,000	1,209,000
6.125% 8/15/29	300,000	463,500
6.25% 8/15/23	600,000	871,594
6.25% 5/15/30	1,300,000	2,052,172
6.375% 8/15/27	1,250,000	1,925,391
6.625% 2/15/27	750,000	1,171,992
6.75% 8/15/26	500,000	784,297
6.875% 8/15/25	1,000,000	1,562,188

	Principal Amount (U.S. $)	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
7.125% 2/15/23	$500,000	$764,610
7.25% 8/15/22	500,000	764,063
7.50% 11/15/24	500,000	808,125
7.625% 11/15/22	500,000	785,860
7.625% 2/15/25	500,000	818,516
U.S. Treasury Notes
0.125% 8/31/13	4,000,000	3,993,908
0.125% 9/30/13	3,000,000	2,994,726
0.125% 12/31/13	8,000,000	7,980,000
0.25% 10/31/13	10,000,000	9,996,879
0.25% 11/30/13	3,000,000	2,998,476
0.25% 1/31/14	3,000,000	2,997,774
0.25% 2/28/14	6,000,000	5,994,846
0.25% 3/31/14	8,000,000	7,991,880
0.25% 4/30/14	13,000,000	12,986,297
0.25% 5/31/14	5,000,000	4,994,530
0.25% 9/15/14	3,000,000	2,993,907
0.25% 12/15/14	3,000,000	2,992,734
0.25% 2/15/15	3,000,000	2,989,923
0.375% 7/31/13	4,000,000	4,005,468
0.375% 11/15/14	2,000,000	2,001,406
0.375% 3/15/15	3,000,000	2,998,593
0.50% 10/15/13	2,500,000	2,507,228
0.50% 11/15/13	2,000,000	2,006,016
0.50% 8/15/14	8,000,000	8,028,127
0.50% 10/15/14	5,000,000	5,018,360
0.625% 7/15/14	7,000,000	7,041,020
0.625% 5/31/17	2,350,000	2,339,535
0.75% 8/15/13	3,500,000	3,519,278
0.75% 9/15/13	11,000,000	11,064,030
0.75% 12/15/13	2,000,000	2,013,204
0.75% 6/15/14	3,500,000	3,529,533
0.875% 11/30/16	5,000,000	5,050,390
0.875% 12/31/16	3,500,000	3,531,994
0.875% 1/31/17	5,000,000	5,044,140
0.875% 2/28/17	9,500,000	9,583,865
0.875% 4/30/17	6,000,000	6,046,410
1.00% 7/15/13	1,000,000	1,007,774
1.00% 1/15/14	5,000,000	5,053,320
1.00% 5/15/14	2,000,000	2,025,000
1.00% 9/30/16	6,000,000	6,094,218
1.00% 10/31/16	1,250,000	1,269,239
1.25% 2/15/14	2,000,000	2,030,234
1.25% 3/15/14	3,000,000	3,047,697
1.25% 8/31/15	2,000,000	2,050,156
1.25% 9/30/15	3,000,000	3,074,532
1.25% 10/31/15	2,000,000	2,050,156
1.25% 1/31/19	250,000	253,477
1.375% 9/30/18	2,000,000	2,047,812
1.375% 11/30/18	3,000,000	3,068,907
1.375% 12/31/18	3,500,000	3,578,750
1.375% 2/28/19	2,000,000	2,042,500
1.50% 12/31/13	3,000,000	3,053,673

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.50% 6/30/16	$9,000,000	$9,324,845
1.50% 7/31/16	5,000,000	5,180,860
1.50% 8/31/18	3,000,000	3,095,859
1.75% 1/31/14	2,000,000	2,045,548
1.75% 3/31/14	2,000,000	2,049,688
1.75% 7/31/15	3,500,000	3,639,181
1.75% 5/31/16	5,000,000	5,228,905
1.75% 10/31/18	2,000,000	2,092,970
1.75% 5/15/22	6,200,000	6,251,342
1.875% 2/28/14	3,500,000	3,590,374
1.875% 4/30/14	7,800,000	8,020,591
1.875% 6/30/15	2,000,000	2,085,626
1.875% 8/31/17	3,000,000	3,165,468
1.875% 9/30/17	2,000,000	2,110,156
1.875% 10/31/17	3,000,000	3,165,468
2.00% 11/30/13	2,600,000	2,662,868
2.00% 1/31/16	2,000,000	2,104,688
2.00% 4/30/16	3,500,000	3,691,954
2.00% 11/15/21	4,700,000	4,873,679
2.00% 2/15/22	5,000,000	5,169,140
2.125% 11/30/14	2,000,000	2,084,532
2.125% 5/31/15	5,000,000	5,246,095
2.125% 2/29/16	4,000,000	4,230,940
2.125% 8/15/21	12,500,000	13,140,624
2.25% 5/31/14	2,000,000	2,073,126
2.25% 1/31/15	4,500,000	4,715,861
2.25% 3/31/16	3,000,000	3,190,782
2.25% 11/30/17	2,500,000	2,687,890
2.25% 7/31/18	3,000,000	3,229,923
2.375% 8/31/14	3,700,000	3,861,875
2.375% 9/30/14	3,000,000	3,137,343
2.375% 10/31/14	3,800,000	3,977,532
2.375% 2/28/15	5,000,000	5,262,110
2.375% 3/31/16	2,000,000	2,135,470
2.375% 7/31/17	2,000,000	2,160,000
2.375% 5/31/18	3,000,000	3,250,782
2.375% 6/30/18	3,000,000	3,252,423
2.50% 3/31/15	4,000,000	4,230,624
2.50% 4/30/15	2,000,000	2,117,344
2.50% 6/30/17	1,900,000	2,062,984
2.625% 6/30/14	3,000,000	3,137,814
2.625% 7/31/14	5,400,000	5,655,236
2.625% 12/31/14	4,000,000	4,224,688
2.625% 2/29/16	2,000,000	2,152,656
2.625% 4/30/16	1,000,000	1,078,281
2.625% 1/31/18	2,000,000	2,192,188
2.625% 4/30/18	2,000,000	2,195,156
2.625% 8/15/20	6,000,000	6,604,218
2.625% 11/15/20	6,500,000	7,145,431
2.75% 10/31/13	2,250,000	2,323,566
2.75% 11/30/16	2,500,000	2,727,540
2.75% 5/31/17	3,000,000	3,291,564
2.75% 12/31/17	2,000,000	2,204,220

	Principal Amount (U.S. $)	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.75% 2/28/18	$1,000,000	$1,103,828
2.75% 2/15/19	5,000,000	5,549,610
2.875% 3/31/18	3,000,000	3,334,218
3.00% 8/31/16	2,000,000	2,196,562
3.00% 9/30/16	2,000,000	2,198,438
3.00% 2/28/17	2,000,000	2,210,782
3.125% 8/31/13	6,000,000	6,199,452
3.125% 9/30/13	4,000,000	4,141,876
3.125% 10/31/16	2,500,000	2,764,258
3.125% 1/31/17	3,500,000	3,883,635
3.125% 4/30/17	2,500,000	2,783,985
3.125% 5/15/19	4,000,000	4,546,876
3.125% 5/15/21	8,500,000	9,678,048
3.25% 5/31/16	1,700,000	1,876,110
3.25% 6/30/16	1,500,000	1,657,617
3.25% 7/31/16	1,850,000	2,047,863
3.25% 12/31/16	2,500,000	2,784,765
3.25% 3/31/17	2,500,000	2,794,728
3.375% 11/15/19	4,500,000	5,206,995
3.50% 2/15/18	1,600,000	1,830,875
3.50% 5/15/20	4,000,000	4,674,376
3.625% 8/15/19	5,500,000	6,451,759
3.625% 2/15/20	6,000,000	7,058,910
3.625% 2/15/21	6,500,000	7,675,077
3.75% 11/15/18	3,630,000	4,252,491
3.875% 5/15/18	2,350,000	2,751,521
4.00% 2/15/14	2,250,000	2,383,857
4.00% 2/15/15	2,500,000	2,734,570
4.00% 8/15/18	2,550,000	3,017,767
4.125% 5/15/15	2,250,000	2,486,779
4.25% 8/15/13	3,000,000	3,134,064
4.25% 11/15/13	4,000,000	4,216,408
4.25% 8/15/14	1,200,000	1,298,906
4.25% 11/15/14	2,000,000	2,183,126
4.25% 8/15/15	2,500,000	2,793,360
4.25% 11/15/17	1,750,000	2,064,179
4.50% 11/15/15	2,000,000	2,267,188
4.50% 2/15/16	3,000,000	3,427,266
4.50% 5/15/17	1,350,000	1,592,789
4.625% 11/15/16	1,600,000	1,872,875
4.625% 2/15/17	1,700,000	2,003,078
4.75% 5/15/14	2,000,000	2,165,000
4.75% 8/15/17	2,500,000	2,999,415
4.875% 8/15/16	1,000,000	1,173,281
5.125% 5/15/16	1,500,000	1,760,978
7.25% 5/15/16	1,000,000	1,254,219
7.50% 11/15/16	800,000	1,034,875
7.875% 2/15/21	750,000	1,147,383
8.00% 11/15/21	1,700,000	2,669,000
8.125% 8/15/19	500,000	741,836
8.125% 5/15/21	500,000	780,039
8.125% 8/15/21	700,000	1,099,547
8.50% 2/15/20	150,000	229,945

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
8.75% 5/15/17	$1,000,000	$1,383,516
8.75% 5/15/20	900,000	1,408,149
8.75% 8/15/20	800,000	1,261,875
8.875% 8/15/17	750,000	1,055,508
8.875% 2/15/19	750,000	1,129,160
9.125% 5/15/18	250,000	367,852
9.25% 2/15/16	200,000	262,281
9.875% 11/15/15	500,000	656,680
10.625% 8/15/15	500,000	657,422
11.25% 2/15/15	750,000	961,523

Total U.S. Treasury Obligations (cost $616,836,671)		659,495,007

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENT–3.48%
Money Market Mutual Fund–3.48%
Dreyfus Treasury & Agency Cash Management Fund	64,327,833	$64,327,833

Total Short-Term Investment (Cost $64,327,833)		64,327,833

TOTAL VALUE OF SECURITIES–102.76% (Cost $1,788,878,759)	1,896,335,890
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.76%)	(50,993,164)

NET ASSETS APPLICABLE TO 158,194,493 SHARES OUTSTANDING–100.00%	$1,845,342,726

NET ASSET VALUE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($832,635,289 / 71,340,114 Shares)	$11.671

NET ASSET VALUE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($1,012,707,437 / 86,854,379 Shares)	$11.660

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$1,715,559,980
Undistributed net investment income	22,490,772
Accumulated net realized loss on investments	(165,157)
Net unrealized appreciation of investments	107,457,131

Total net assets	$1,845,342,726

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $5,469,114, which represented 0.30% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

r	Securities have been classified by country of origin.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

NCUA–National Credit Union Administration

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP SSgA Bond Index Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$23,626,926

EXPENSES:
Management fees	3,522,364
Distribution expenses-Service Class	1,265,946
Accounting and administration expenses	383,387
Pricing fees	228,718
Reports and statements to shareholders	59,484
Professional fees	29,783
Trustees' fees	21,478
Custodian fees	13,874
Other	21,668

5,546,702
Less expenses waived/reimbursed	(932,393)

Total operating expenses	4,614,309

NET INVESTMENT INCOME	19,012,617

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	3,491,056
Net change in unrealized appreciation (depreciation) of investments	15,344,390

NET REALIZED AND UNREALIZED GAIN	18,835,446

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,848,063

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,012,617	$36,478,705
Net realized gain	3,491,056	4,496,084
Net change in unrealized appreciation (depreciation)	15,344,390	64,845,174

Net increase in net assets resulting from operations	37,848,063	105,819,963

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(19,078,936)
Service Class	—	(28,276,556)
Net realized gain:
Standard Class	—	(70,668)
Service Class	—	(132,579)

	—	(47,558,739)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	223,253,291	438,867,815
Service Class	87,485,264	168,576,405
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	19,149,604
Service Class	—	28,409,135

	310,738,555	655,002,959

Cost of shares repurchased:
Standard Class	(72,655,163)	(94,852,165)
Service Class	(83,666,273)	(232,049,239)

	(156,321,436)	(326,901,404)

Increase in net assets derived from capital share transactions	154,417,119	328,101,555

NET INCREASE IN NET ASSETS	192,265,182	386,362,779
NET ASSETS:
Beginning of period	1,653,077,544	1,266,714,765

End of period (including undistributed net investment income of $22,490,772 and $251,690, respectively)	$1,845,342,726	$1,653,077,544

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Standard Class
	Six Months Ended 6/30/12[1]	Year Ended			5/1/08[2] to
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.420	$10.975	$10.555	$10.268	$10.000

Income from investment operations:
Net investment income[3]	0.132	0.299	0.309	0.349	0.239
Net realized and unrealized gain	0.119	0.510	0.322	0.115	0.092

Total from investment operations	0.251	0.809	0.631	0.464	0.331

Less dividends and distributions from:
Net investment income	—	(0.362)	(0.211)	(0.177)	(0.063)
Net realized gain	—	(0.002)	—	—	—

Total dividends and distributions	—	(0.364)	(0.211)	(0.177)	(0.063)

Net asset value, end of period	$11.671	$11.420	$10.975	$10.555	$10.268

Total return[4]	2.20%	7.40%	5.97%	4.53%	3.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$832,635	$665,296	$286,221	$150,863	$31,057
Ratio of expenses to average net assets	0.38%	0.39%	0.40%	0.41%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.49%	0.48%	0.53%
Ratio of net investment income to average net assets	2.30%	2.63%	2.80%	3.31%	3.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.19%	2.53%	2.71%	3.24%	3.50%
Portfolio turnover	29%	79%	129%	172%	218%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Service Class
	Six Months Ended 6/30/12[1]	Year Ended			5/1/08[2] to
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.423	$10.979	$10.559	$10.271	$10.000

Income from investment operations:
Net investment income[3]	0.118	0.269	0.281	0.323	0.223
Net realized and unrealized gain	0.119	0.512	0.321	0.114	0.091

Total from investment operations	0.237	0.781	0.602	0.437	0.314

Less dividends and distributions from:
Net investment income	—	(0.335)	(0.182)	(0.149)	(0.043)
Net realized gain	—	(0.002)	—	—	—

Total dividends and distributions	—	(0.337)	(0.182)	(0.149)	(0.043)

Net asset value, end of period	$11.660	$11.423	$10.979	$10.559	$10.271

Total return[4]	2.07%	7.13%	5.71%	4.26%	3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,012,708	$987,782	$980,494	$506,534	$151,224
Ratio of expenses to average net assets	0.63%	0.64%	0.65%	0.66%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.73%	0.78%
Ratio of net investment income to average net assets	2.05%	2.38%	2.55%	3.06%	3.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.94%	2.28%	2.46%	2.99%	3.25%
Portfolio turnover	29%	79%	129%	172%	218%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Bond Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclay’s Capital U.S. Aggregate Bond Index.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.07% of the first $500 million of average daily net asset of the Fund; and 0.12% of the average daily net assets of the Fund in excess of $500 million. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $70,447 and $9,815, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$444,109
Distribution fees payable to LFD	210,734

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $545,975,550 and sales of $438,535,731 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2012, the Fund made purchases of $147,623,784 and sales of $70,698,463 of long-term U.S. government securities.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $1,789,096,542. At June 30, 2012, net unrealized appreciation was $107,239,348, of which $108,531,819 related to unrealized appreciation of investments and $1,292,471 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSgA Bond Index Fund–51

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$697,604,940	$697,604,940
Corporate Debt	—	398,267,996	398,267,996
Foreign Debt	—	59,823,019	59,823,019
Municipal Bonds	—	16,817,095	16,817,095
Short-Term Investment	64,327,833	—	64,327,833
U.S.Treasury Obligations	—	659,495,007	659,495,007

Total	$64,327,833	$1,832,008,057	$1,896,335,890

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$47,385,594
Long-term capital gains	173,145

Total	$47,558,739

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,715,559,980
Undistributed ordinary income	22,490,772
Undistributed long-term capital gains	226,648
Realized losses 1/1/12-6/30/12	(174,022)
Unrealized appreciation	107,239,348

Net assets	$1,845,342,726

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydowns gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$3,226,465	$(3,226,465)

LVIP SSgA Bond Index Fund–52

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	19,364,445	38,784,765
Service Class	7,608,472	15,075,478
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,684,711
Service Class	—	2,496,677

	26,972,917	58,041,631

Shares repurchased:
Standard Class	(6,279,201)	(8,293,660)
Service Class	(7,224,453)	(20,404,646)

	(13,503,654)	(28,698,306)

Net increase	13,469,263	29,343,325

7. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2012, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Bond Index Fund–53

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Bond Index Fund–54

LVIP SSgA Funds

LVIP SSgA Funds

SSgA Developed International 150 Fund

SSgA Emerging Markets 100 Fund

SSgA Large Cap 100 Fund

SSgA Small-Mid Cap 200 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP SSgA Funds

LVIP SSgA Funds

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Developed International 150 Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$967.00	0.45%	$2.20
Service Class Shares	1,000.00	965.80	0.70%	3.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.63	0.45%	$2.26
Service Class Shares	1,000.00	1,021.38	0.70%	3.52

LVIP SSgA Emerging Markets 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,015.90	0.51%	$2.56
Service Class Shares	1,000.00	1,014.70	0.76%	3.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.33	0.51%	$2.56
Service Class Shares	1,000.00	1,021.08	0.76%	3.82

LVIP SSgA Large Cap 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,045.40	0.38%	$1.93
Service Class Shares	1,000.00	1,044.00	0.63%	3.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.97	0.38%	$1.91
Service Class Shares	1,000.00	1,021.73	0.63%	3.17

LVIP SSgA Funds–1

LVIP SSgA Funds

Disclosure

OF FUND EXPENSES (continued)

For the Period January 1, 2012 to June 30, 2012

LVIP SSgA Small-Mid Cap 200 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,044.60	0.46%	$2.34
Service Class Shares	1,000.00	1,043.30	0.71%	3.61
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.58	0.46%	$2.31
Service Class Shares	1,000.00	1,021.33	0.71%	3.57

*	“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSgA Funds–2

LVIP SSgA Developed International 150 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Security Type/Country	Percentage of Net Assets
Common Stock	96.59%
Australia	9.23%
Austria	1.26%
Belgium	1.16%
Canada	4.13%
Denmark	1.35%
Finland	1.53%
France	14.59%
Germany	5.08%
Hong Kong	2.88%
Italy	3.82%
Japan	18.10%
Luxembourg	0.60%
Netherlands	2.72%
New Zealand	0.64%
Norway	1.20%
Portugal	1.21%
Singapore	1.36%
Spain	6.87%
Sweden	1.33%
Switzerland	1.97%
United Kingdom	15.56%
Preferred Stock	1.31%
Rights	0.02%
Short-Term Investment	1.36%
Total Value of Securities	99.28%
Receivables and Other Assets Net of Liabilities	0.72%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	0.71%
Air Freight & Logistics	1.20%
Airlines	1.34%
Auto Components	1.30%
Automobiles	4.91%
Building Products	1.21%
Capital Markets	1.13%
Chemicals	2.66%
Commercial Banks	10.11%
Communications Equipment	1.32%
Construction & Engineering	3.46%
Construction Materials	1.89%
Diversified Financial Services	0.64%
Diversified Telecommunication Services	3.26%
Electric Utilities	3.16%

Sector	Percentage of Net Assets
Electrical Equipment	0.01%
Electronic Equipment, Instruments & Components	1.22%
Energy Equipment & Services	0.69%
Food & Staples Retailing	5.82%
Food Products	0.64%
Gas Utilities	1.34%
Health Care Providers & Services	0.76%
Hotels, Restaurants & Leisure	1.59%
Household Durables	0.72%
Industrial Conglomerates	1.93%
Insurance	3.77%
IT Services	0.62%
Leisure Equipment & Products	0.72%
Machinery	1.11%
Marine	0.64%
Media	1.46%
Metals & Mining	5.67%
Multiline Retail	1.42%
Multi-Utilities	1.34%
Office Electronics	1.30%
Oil, Gas & Consumable Fuels	6.82%
Paper & Forest Products	1.25%
Pharmaceuticals	5.21%
Real Estate Investment Trusts	4.57%
Real Estate Management & Development	1.51%
Road & Rail	0.72%
Specialty Retail	1.30%
Tobacco	0.71%
Trading Companies & Distributors	4.15%
Transportation Infrastructure	0.61%
Total	97.92%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Westfield Retail Trust	0.82%
CFS Retail Property Trust	0.81%
Carnival	0.80%
Tatts Group	0.79%
Canadian Tire Class A	0.79%
Vivendi	0.79%
GPT Group	0.78%
Stockland	0.78%
Swire Pacific Class A	0.78%
Otsuka Holdings	0.77%
Total	7.91%

LVIP SSgA Funds–3

LVIP SSgA Emerging Markets 100 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings

As of June 30, 2012

Security Type/Country	Percentage of Net Assets
Common Stock	90.35%
Brazil	6.20%
Czechoslovakia	1.01%
Egypt	1.16%
Hong Kong	21.79%
Hungary	2.07%
India	0.96%
Indonesia	1.09%
Malaysia	3.06%
Poland	3.02%
Republic of Korea	16.24%
Russia	4.42%
South Africa	5.26%
Taiwan	20.99%
Thailand	2.00%
Turkey	1.08%
Preferred Stock	7.55%
Short-Term Investment	2.00%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Automobiles	3.01%
Chemicals	3.74%
Commercial Banks	16.42%
Computers & Peripherals	2.98%
Construction & Engineering	1.92%
Construction Materials	2.31%
Consumer Finance	0.89%
Distributors	1.15%
Diversified Financial Services	1.08%
Diversified Telecommunication Services	3.03%
Electric Utilities	5.96%
Electronic Equipment, Instruments & Components	2.59%
Food & Staples Retailing	0.94%
Food Products	9.04%
Healthcare Providers & Services	1.16%
Hotels, Restaurants & Leisure	1.08%
Household Durables	1.30%
Industrial Conglomerates	3.96%
Insurance	1.06%
Machinery	1.85%
Metals & Mining	7.18%
Oil, Gas & Consumable Fuels	7.01%
Pharmaceuticals	1.06%

Sector	Percentage of Net Assets
Real Estate Management & Development	5.24%
Semiconductors & Semiconductor Equipment	3.96%
Specialty Retail	0.72%
Textiles, Apparel & Luxury Goods	1.09%
Tobacco	1.12%
Transportation Infrastructure	2.01%
Wireless Telecommunication Services	3.04%
Total	97.90%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Shimao Property Holdings	1.62%
Uni-President Enterprises	1.30%
Agile Property Holdings	1.26%
Sino Ocean Land Holdings	1.21%
Mega Financial Holding	1.18%
Lite-On Technology	1.17%
Asia Cement	1.16%
Netcare	1.16%
Country Garden Holdings	1.16%
Imperial Holdings	1.15%
Total	12.37%

LVIP SSgA Funds–4

LVIP SSgA Large Cap 100 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	96.07%
Aerospace & Defense	4.17%
Auto Components	1.71%
Automobiles	0.79%
Beverages	2.06%
Capital Markets	0.94%
Commercial Banks	3.91%
Commercial Services & Supplies	1.87%
Communications Equipment	0.83%
Computers & Peripherals	1.62%
Diversified Financial Services	2.62%
Diversified Telecommunications Services	1.89%
Electric Utilities	5.22%
Electronic Equipment, Instruments & Components	0.94%
Energy Equipment & Services	1.00%
Food & Staples Retailing	4.02%
Food Products	2.91%
Health Care Equipment & Supplies	2.02%
Health Care Providers & Services	5.48%
Hotels, Restaurants & Leisure	3.02%
Household Durables	0.81%
Industrial Conglomerates	1.07%
Insurance	5.53%
IT Services	1.05%
Leisure Equipment & Products	0.99%
Machinery	2.64%
Media	3.10%
Metals & Mining	2.55%
Multiline Retail	2.84%
Multi-Utilities	1.06%
Office Electronics	1.00%
Oil, Gas & Consumable Fuels	7.66%
Paper & Forest Products	1.78%
Pharmaceuticals	3.26%
Real Estate Investment Trusts	1.17%
Road & Rail	2.19%
Semiconductors & Semiconductor Equipment	4.73%
Software	2.95%
Specialty Retail	1.74%
Thrift & Mortgage Finance	0.93%
Short-Term Investments	3.77%
Total Value of Securities	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Wal-Mart Stores	1.17%
American Capital Agency	1.17%
Hollyfrontier	1.13%
Duke Energy	1.13%
Norfolk Southern	1.12%
Dr Pepper Snapple Group	1.12%
Merck	1.12%
Raytheon	1.10%
Carnival	1.10%
Lilly (Eli)	1.10%
Total	11.26%

LVIP SSgA Funds–5

LVIP SSgA Small-Mid Cap 200 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.01%
Aerospace & Defense	2.64%
Auto Components	2.42%
Capital Markets	5.40%
Chemicals	2.08%
Commercial Banks	2.01%
Commercial Services & Supplies	2.98%
Communications Equipment	1.35%
Computers & Peripherals	0.42%
Construction & Engineering	0.90%
Containers & Packaging	0.38%
Distributors	0.36%
Diversified Consumer Services	1.09%
Diversified Telecommunications Services	0.48%
Electric Utilities	2.74%
Electrical Equipment	0.46%
Electronic Equipment, Instruments & Components	7.31%
Energy Equipment & Services	1.33%
Food & Staples Retailing	1.85%
Food Products	0.94%
Health Care Equipment & Supplies	4.21%
Health Care Providers & Services	8.28%
Hotels, Restaurants & Leisure	1.12%
Household Durables	0.50%
Insurance	5.46%
Internet Software & Services	1.80%
IT Services	1.39%
Machinery	3.52%
Marine	0.25%
Media	2.93%
Metals & Mining	2.23%
Multiline Retail	1.07%
Oil, Gas & Consumable Fuels	4.66%
Paper & Forest Products	0.42%
Professional Services	1.21%
Real Estate Investment Trusts	8.53%
Semiconductors & Semiconductor Equipment	2.84%
Specialty Retail	4.01%
Textiles, Apparel & Luxury Goods	0.98%
Thrift & Mortgage Finance	1.43%
Tobacco	0.52%
Trading Companies & Distributors	2.55%
Wireless Telecommunication Services	0.96%
Short-Term Investments	1.69%
Total Value of Securities	99.70%
Receivables and Other Assets Net of Liabilities	0.30%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Penn Virginia	0.84%
Lincare Holdings	0.68%
PC Connection	0.67%
Community Health Systems	0.65%
Intersections	0.65%
West Pharmaceutical Services	0.62%
Triangle Capital	0.61%
Stewart Enterprises Class A	0.61%
Quaker Chemical	0.61%
Destination Maternity	0.61%
Total	6.55%

LVIP SSgA Funds–6

LVIP SSgA Developed International 150 Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK–96.59%
Australia–9.23%
Bendigo & Adelaide Bank	361,608	$2,764,211
Boral	695,400	2,120,003
CFS Retail Property Trust	1,565,621	3,125,740
GPT Group	898,225	3,039,189
Incitec Pivot	889,670	2,629,154
Metcash	651,735	2,258,502
Sonic Healthcare	223,839	2,928,463
Stockland	953,218	3,026,308
Tatts Group	1,130,025	3,045,985
Toll Holdings	477,421	1,963,566
Wesfarmers	93,353	2,874,400
Westfield Retail Trust	1,086,225	3,187,038
Westpac Banking	128,025	2,796,403

		35,758,962

Austria–1.26%
OMV	81,804	2,571,594
Voestalpine	86,460	2,295,329

		4,866,923

Belgium–1.16%
Delhaize Group	55,262	2,023,470
KBC Groep	115,900	2,449,923

		4,473,393

Canada–4.13%
Bonavista Energy	143,686	2,246,924
Canadian Tire Class A	45,006	3,045,050
Enerplus	129,849	1,668,573
Husky Energy	114,324	2,857,960
Loblaw	85,305	2,714,878
Penn West Petroleum	148,868	1,997,482
†Research in Motion	198,320	1,468,821

		15,999,688

Denmark–1.35%
AP Moller–Maersk Class B	376	2,464,665
TDC	399,657	2,776,395

		5,241,060

Finland–1.53%
Nokia	534,071	1,089,028
Stora Enso Class R	391,396	2,408,622
UPM-Kymmene	213,524	2,414,455

		5,912,105

France–14.59%
AXA	175,388	2,343,693
BNP Paribas	63,969	2,465,236
Bouygues	95,075	2,550,099
Cap Gemini	64,961	2,389,897
Casino Guichard Perrachon	29,500	2,591,882
Cie de Saint-Gobain	65,106	2,404,570

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
France (continued)
Compagnie Generale des Etablissements Michelin	39,049	$2,553,724
Credit Agricole	467,828	2,063,368
France Telecom	196,315	2,580,106
GDF Suez	112,549	2,682,885
Lafarge	60,922	2,719,486
Lagardere	94,253	2,629,808
Legrand	611	20,729
Natixis	755,660	2,034,607
†Peugeot	180,545	1,779,763
Renault	55,157	2,201,603
Sanofi	37,439	2,832,932
†Societe Generale	99,252	2,326,408
Total	57,010	2,564,845
Unibail-Rodamco	14,539	2,677,068
Vallourec	47,619	1,944,924
Vinci	55,756	2,604,633
Vivendi	163,717	3,040,685
Wendel	34,037	2,519,330

		56,522,281

Germany–5.08%
Daimler	48,221	2,166,082
Deutsche Lufthansa	207,725	2,400,423
Deutsche Post	151,027	2,671,032
E.ON	121,385	2,621,885
Metro	75,201	2,191,917
RWE	60,888	2,488,907
Siemens	28,841	2,422,375
Volkswagen	18,032	2,723,692

		19,686,313

■Hong Kong–2.88%
Hutchison Whampoa	290,000	2,515,432
MTR	811,000	2,784,045
New World Development	2,416,076	2,846,995
Swire Pacific Class A	259,000	3,012,391

		11,158,863

Italy–3.82%
Atlantia	183,862	2,345,712
Enel	803,864	2,594,435
ENI	123,939	2,631,959
†Fiat	494,573	2,492,455
Intesa Sanpaolo	1,622,082	2,307,620
Telecom Italia	2,445,405	2,415,359

		14,787,540

Japan–18.10%
Asahi Glass	340,000	2,293,709
Asahi Kasei	468,000	2,536,847
Brother Industries	212,900	2,437,501
ITOCHU	264,600	2,781,121
JX Holdings	465,700	2,400,224

LVIP SSgA Funds–7

LVIP SSgA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Japan (continued)
Kansai Electric Power	186,400	$2,235,405
Konica Minolta Holdings	330,500	2,603,664
Kuraray	204,000	2,643,732
Kyocera	31,500	2,726,009
Kyowa Hakko Kirin	260,000	2,677,783
Marubeni	400,000	2,665,160
Mitshui	176,100	2,616,820
Mitsubishi	124,400	2,514,658
Mitsubishi UFJ Financial Group	579,900	2,778,231
Nippon Electric Glass	332,000	1,982,886
Nissan Motor	271,200	2,575,242
Otsuka Holdings	97,548	2,994,260
Sega Sammy Holdings	137,800	2,803,056
Sekisui House	295,000	2,785,401
Shionogi	208,800	2,839,009
Sumitomo	199,800	2,795,563
Sumitomo Heavy Industries	519,000	2,337,035
Sumitomo Metal Mining	205,000	2,310,165
Sumitomo Mitsui Trust Holdings	905,000	2,704,702
Takeda Pharmaceutical	65,500	2,973,823
Toyota Tsusho	141,800	2,710,584
Yamada Denki	46,210	2,365,878

		70,088,468

Luxembourg–0.60%
ArcelorMittal	152,134	2,326,565

		2,326,565

Netherlands–2.72%
Koninklijke Ahold	209,825	2,598,038
Koninklijke DSM	50,250	2,476,223
Koninklijke KPN	264,316	2,526,291
Royal Dutch Shell Class A	943	31,771
Royal Dutch Shell Class B	82,612	2,885,027

		10,517,350

New Zealand–0.64%
Fletcher Building	525,649	2,487,569

		2,487,569

Norway–1.20%
DNB	226,230	2,246,342
Norsk Hydro	534,023	2,404,877

		4,651,219

Portugal–1.21%
Energias de Portugal	999,577	2,363,582
Portugal Telecom	534,464	2,339,747

		4,703,329

Singapore–1.36%
Golden Agri-Resources	4,650,000	2,483,051
Singapore Airlines	339,000	2,794,963

		5,278,014

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Spain–6.87%
ACS Actividades de Construccion y Servicios	113,605	$2,432,427
Banco Bilbao Vizcaya Argentaria	373,129	2,663,490
Banco de Sabadell	1,105,553	2,146,091
Banco Popular Espanol	847,859	1,916,964
†Banco Santander	393,573	2,602,454
CaixaBank	763,832	2,485,815
Enagas	151,080	2,755,431
Ferrovial	252,968	2,851,637
Gas Natural	191,075	2,452,275
Iberdrola	512,116	2,416,763
Repsol	116,060	1,864,866

		26,588,213

Sweden–1.33%
Boliden	185,407	2,585,625
Telefonaktiebolaget LM Ericsson Class B	281,018	2,569,732

		5,155,357

Switzerland–1.97%
Baloise Holding	36,094	2,383,566
Novartis	52,523	2,935,393
†Swiss Life Holding	24,433	2,301,908

		7,620,867

United Kingdom–15.56%
Anglo American	77,752	2,555,263
AstraZeneca	65,385	2,921,809
Aviva	548,133	2,347,005
BAE Systems	605,889	2,746,790
Balfour Beatty	636,449	2,975,849
BHP Billiton	95,259	2,707,405
BP	392,836	2,623,353
Carnival	90,944	3,109,320
GKN	881,641	2,499,529
HSBC Holdings	327,517	2,885,934
Imperial Tobacco Group	71,679	2,761,577
Investec	475,297	2,774,535
J Sainsbury	583,701	2,758,569
Kazakhmys	200,117	2,268,826
Kingfisher	592,456	2,672,494
Man Group	1,347,968	1,612,886
Marks & Spencer Group	479,436	2,444,874
Resolution	695,393	2,139,071
Rio Tinto	52,730	2,505,842
RSA Insurance Group	1,737,153	2,948,875
Segro	773,876	2,636,504
Standard Life	35,623	130,427
Tesco	550,625	2,675,855
WM Morrison Supermarkets	609,752	2,544,279

		60,246,871

Total Common Stock (Cost $432,078,300)		374,070,950

LVIP SSgA Funds–8

LVIP SSgA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rPREFERRED STOCK–1.31%
Germany–1.31%
Porsche Automobil Holding 1.87%	49,267	$2,449,660
Volkswagen 2.24%	16,535	2,618,468

Total Preferred Stock (Cost $5,930,347)		5,068,128

RIGHTS–0.02%
Fiat-Preference	430,562	25
Fiat-Savings	430,562	10
Repsol	112,384	78,757

Total Right (Cost $0)		78,792

	Number of Shares	Value (U.S. $)

SHORT-TERM INVESTMENT–1.36%
Money Market Mutual Fund–1.36%
Dreyfus Treasury & Agency Cash Management Fund	5,290,487	$5,290,487

Total Short-Term Investment (Cost $5,290,487)		5,290,487

TOTAL VALUE OF SECURITIES–99.28% (Cost $443,299,134)	384,508,357
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.72%	2,774,737

NET ASSETS APPLICABLE TO 54,765,245 SHARES OUTSTANDING–100.00%	$387,283,094

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($250,264,638 / 35,381,627 Shares)	$7.073

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($137,018,456 / 19,383,618 Shares)	$7.069

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$434,813,613
Undistributed net investment income	13,016,221
Accumulated net realized loss on investments	(2,031,614)
Net unrealized depreciation of investments and derivatives	(58,515,126)

Total net assets	$387,283,094

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

†	Non income producing security.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

«	Includes foreign currency valued at $341,020 with a cost of $338,065 and $430,110 cash pledged as collateral for future contracts.

The	following futures contract was outstanding at June 30, 2012:[1]

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
118 mini MSCI EAFE Index	$8,112,070	$8,400,420	9/22/12	$288,350

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–9

LVIP SSgA Emerging Markets 100 Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

r COMMON STOCK–90.35%
Brazil–6.20%
Banco do Brasil	320,926	$3,108,648
BRF–Brazil Foods	227,300	3,424,301
Centrais Eletricas Brasileiras	485,300	3,427,154
Cia Siderurgica Nacional	484,300	2,742,345
MRV Engenharia e Participacoes	643,700	2,965,325
PDG Realty SA Empreendimentos e Participacoes	1,325,300	2,329,893
Tim Participacoes	702,703	3,849,565
Vale ADR	173,329	3,381,649

		25,228,880

Czechoslovakia–1.01%
Telefonica o2 Czech Republic	214,652	4,096,209

		4,096,209

Egypt–1.16%
Commercial International Bank	829,664	3,603,431
Commercial International Bank GDR	264,998	1,130,481

		4,733,912

■ Hong Kong–21.79%
Agile Property Holdings	3,936,000	5,129,094
Bank of China	11,122,100	4,272,277
Bank of Communications	5,932,000	4,026,192
China Communications Construction	4,471,000	3,968,805
China Construction Bank	5,804,000	4,009,836
China Merchants Holdings International	1,340,000	4,099,396
China Mobil	413,000	4,533,704
China Resources Enterprise	1,284,000	3,836,291
China Yurun Food Group	3,066,000	2,708,127
Citic Pacific	2,663,000	4,064,513
COSCO Pacific	2,972,000	4,077,875
Country Garden Holdings	11,845,063	4,703,499
Dongfeng Motor Group	2,482,000	3,879,504
GCL-Poly Energy Holdings	16,125,000	3,564,689
GOME Electrical Appliances Holdings	22,012,000	2,945,062
Guangzhou Automobile Group	4,522,000	3,801,605
Industrial & Commercial Bank of China	6,950,000	3,896,090
Kingboard Chemicals Holdings	1,308,000	2,547,481
Shanghai Industrial Holdings	1,454,000	3,860,972
Shimao Property Holdings	4,249,000	6,585,791
Sino Ocean Land Holdings	9,796,559	4,909,037
Yanzhou Coal Mining	2,102,000	3,312,485

		88,732,325

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hungary–2.07%
OTP Bank	259,444	$4,123,867
Richter Gedeon	26,224	4,326,283

		8,450,150

India–0.96%
Tata Steel	484,458	3,891,641

		3,891,641

Indonesia–1.09%
Indofood Sukses Makmur	8,573,500	4,459,256

		4,459,256

Malaysia–3.06%
IOI	2,609,400	4,295,905
Kuala Lumpur Kepong	558,500	4,064,826
PPB Group	812,800	4,105,315

		12,466,046

Poland–3.02%
KGHM Polska Miedz	97,726	4,275,850
Polska Grupa Energetyczna	725,067	4,244,530
Tauron Polska Energia	2,754,012	3,785,489

		12,305,869

Republic of Korea–16.24%
BS Financial Group	381,962	4,285,357
Daewoo Shipbuilding & Marine Engineering	167,700	3,916,740
DGB Financial Group	347,173	4,260,226
Hanwha Chemical	192,310	3,618,086
Hyundai Heavy Industries	15,816	3,621,616
Hyundai Motor	22,112	4,555,498
Industrial Bank of Korea	369,430	4,177,798
Kangwon Land	204,870	4,391,740
Korea Exchange Bank	595,139	4,279,469
KT&G	64,084	4,559,301
POSCO	13,563	4,357,555
Samsung Card	128,880	3,629,994
Shinhan Financial Group	116,140	4,085,965
SK Holdings	34,454	4,061,593
SK Telecom	36,444	4,002,298
Woori Finance Holdings	390,800	4,323,069

		66,126,305

Russia–4.42%
=Federal Grid Unified Energy System	425,725,348	2,554,352
Gazprom ADR	368,981	3,503,623
LUKOIL ADR	73,783	4,134,676
Severstal GDR	341,517	4,031,259
Tatneft ADR	111,474	3,763,819

		17,987,729

LVIP SSgA Funds–10

LVIP SSgA Emerging Markets 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
South Africa–5.26%
Aveng	880,349	$3,860,436
Imperial Holdings	221,878	4,687,404
MMI Holdings	1,943,453	4,289,892
Netcare	2,416,732	4,737,328
Tiger Brands	127,884	3,844,672

		21,419,732

Taiwan–20.99%
Asia Cement	3,732,597	4,739,377
China Petrochemical Development	4,034,000	3,425,524
Chinatrust Financial Holding	7,132,000	4,129,553
Chunghwa Telecom	1,455,000	4,592,802
Compal Electronics	3,987,030	3,703,272
Epistar	1,758,000	3,919,609
Far Eastern New Century	3,875,000	4,133,632
Formosa Chemicals & Fibre	1,535,000	4,079,620
Formosa Plastics	1,523,000	4,116,926
Lite-On Technology	3,758,446	4,748,482
Mega Financial Holding	6,434,640	4,788,370
Novatek Microelectronics	1,493,000	4,639,848
Pou Chen	5,160,000	4,437,285
Taishin Financial Holding	11,212,000	4,351,280
Taiwan Cement	3,884,051	4,659,311
Unimicron Technology	3,616,000	4,151,508
Uni-President Enterprises	3,282,160	5,307,369
United Microelectronics	9,160,000	4,000,033
Wistron	2,973,889	3,682,249
WPG Holdings	3,292,000	3,850,648

		85,456,698

Thailand–2.00%
Charoen Pokphand Foods	2,646,700	3,216,477
Charoen Pokphand Foods NVDR	1,118,500	1,370,546
Thai Oil	1,451,100	2,622,332
Thai Oil NVDR	508,400	932,546

		8,141,901

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Turkey–1.08%
Haci Omer Sabanci Holding	1,043,423	$4,394,513

		4,394,513

Total Common Stock (Cost $393,601,788)		367,891,166

PREFERRED STOCK–7.55%
Brazil–5.82%
Bradespar 6.01%	234,800	3,840,151
Centrais Elecricas Brasileiras Class B 9.01%	350,785	3,383,902
Cia Paranaense de Energia Class B 3.84%	191,300	4,140,491
Eletropaulo Metropolitana Eletricidade de Sao Paulo 27.70%	217,161	2,735,129
Petroleo Brasiliero 4.61%	356,500	3,225,979
Telefonica Brasil 7.92%	147,141	3,648,572
Usinas Siderurgicas de Minas Gerais Class A 1.37%	696,728	2,220,702
Vale 7.71%	24,900	484,496

		23,679,422

Russia–1.73%
=Surgutneftegaz 12.66%	6,349,675	3,651,698
=Transneft 1.52%	2,339	3,393,515

		7,045,213

Total Preferred Stock (Cost $39,877,637)		30,724,635

SHORT-TERM INVESTMENT–2.00%
Money Market Mutual Fund–2.00%
Dreyfus Treasury & Agency Cash Management Fund	8,155,725	8,155,725

Total Short-Term Investment (Cost $8,155,725)		8,155,725

TOTAL VALUE OF SECURITIES–99.90% (Cost $441,635,150)	406,771,526
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	415,620

NET ASSETS APPLICABLE TO 37,960,330 SHARES OUTSTANDING–100.00%	$407,187,146

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND STANDARD CLASS ($234,626,543 / 21,862,269 Shares)	$10.732

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND SERVICE CLASS ($172,560,603 / 16,098,061 Shares)	$10.719

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$407,390,074
Undistributed net investment income	5,506,825
Accumulated net realized gain on investments	28,807,946
Net unrealized depreciation of investments and derivatives	(34,517,699)

Total net assets	$407,187,146

LVIP SSgA Funds–11

LVIP SSgA Emerging Markets 100 Fund

Statement of Net Assets (continued)

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 4.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June, 2012, the aggregate value of fair valued securities was $9,599,565, which represented 2.36% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

«	Includes foreign currency valued at $2,136,560 with a cost of $2,126,025 and $348,880 cash pledged as collateral for future contracts.

The	following foreign currency exchange contracts and futures contract were outstanding at June 30, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
MNB	BRL 2,100,000	USD (1,010,879)	7/2/12	$34,266
MNB	HKD 6,207,200	USD (800,000)	7/3/12	119
MNB	KRW 859,218,524	USD (753,305)	7/3/12	(696)
MNB	MYR 313,277	USD (99,339)	7/3/12	(557)
MNB	THB 3,384,263	USD (107,212)	7/3/12	(416)

				$32,716

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
178 mini MSCI Emerging Markets Index	$8,042,504	$8,407,830	9/22/12	$365,326

The use of currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BRL–Brazilian Real

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

KRW–South Korean Won

MNB–Mellon National Bank

MYR–Malaysian Ringgit

NVDR–Non-Voting Depositary Receipt

THB–Thailand Baht

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–12

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.07%
Aerospace & Defense–4.17%
General Dynamics	83,740	$5,523,490
L-3 Communications Holdings	86,830	6,426,288
Northrop Grumman	100,980	6,441,514
Raytheon	116,790	6,609,147

		25,000,439

Auto Components–1.71%
Autoliv	91,950	5,025,987
Johnson Controls	189,110	5,240,238

		10,266,225

Automobiles–0.79%
Ford Motor	491,869	4,717,024

		4,717,024

Beverages–2.06%
Dr Pepper Snapple Group	153,270	6,705,562
Molson Coors Brewing Class B	135,770	5,649,390

		12,354,952

Capital Markets–0.94%
Bank of New York Mellon	255,559	5,609,520

		5,609,520

Commercial Banks–3.91%
Fifth Third Bancorp	438,839	5,880,443
Huntington Bancshares	955,838	6,117,362
KeyCorp	722,759	5,594,155
M&T Bank	70,740	5,841,002

		23,432,962

Commercial Services & Supplies–1.87%
Republic Services	201,030	5,319,254
Waste Management	176,370	5,890,758

		11,210,012

Communications Equipment–0.83%
Cisco Systems	290,489	4,987,696

		4,987,696

Computers & Peripherals–1.62%
Hewlett-Packard	257,829	5,184,941
†SanDisk	123,890	4,519,507

		9,704,448

Diversified Financial Services–2.62%
CME Group	21,300	5,710,744
JPMorgan Chase	133,570	4,772,456
Nyse Euronext	204,730	5,236,993

		15,720,193

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunications Services–1.89%
CenturyTel	159,510	$6,299,050
Windstream	524,559	5,067,240

		11,366,290

Electric Utilities–5.22%
American Electric Power	159,810	6,376,419
Duke Energy	293,359	6,764,859
Entergy	91,780	6,230,944
Exelon	156,690	5,894,678
PPL	218,140	6,066,473

		31,333,373

Electronic Equipment, Instruments & Components–0.94%
Corning	436,339	5,641,863

		5,641,863

Energy Equipment & Services–1.00%
Baker Hughes	146,490	6,020,739

		6,020,739

Food & Staples Retailing–4.02%
Safeway	304,009	5,517,763
Sysco	205,770	6,134,004
Walgreen	184,120	5,446,270
Wal-Mart Stores	100,690	7,020,106

		24,118,143

Food Products–2.91%
Archer-Daniels-Midland	194,050	5,728,356
Bunge	90,120	5,654,129
ConAgra Foods	234,800	6,088,364

		17,470,849

Health Care Equipment & Supplies–2.02%
Covidien	112,740	6,031,590
Medtronic	157,360	6,094,553

		12,126,143

Health Care Providers & Services–5.48%
Aetna	122,510	4,749,713
Cardinal Health	143,060	6,008,520
CIGNA	125,210	5,509,240
Humana	66,450	5,145,888
UnitedHealth Group	104,590	6,118,515
WellPoint	83,270	5,311,793

		32,843,669

Hotels, Restaurants & Leisure–3.02%
Carnival	192,190	6,586,351
Darden Restaurants	120,110	6,081,169
Royal Caribbean Cruises	208,760	5,434,023

		18,101,543

LVIP SSgA Funds–13

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–0.81%
Whirlpool	79,930	$4,888,519

		4,888,519

Industrial Conglomerates–1.07%
General Electric	307,149	6,400,985

		6,400,985

Insurance–5.53%
AFLAC	133,610	5,690,450
†American International Group	199,940	6,416,074
CNA Financial	209,490	5,807,063
MetLife	164,510	5,075,134
Principal Financial Group	208,180	5,460,561
Prudential Financial	97,370	4,715,629

		33,164,911

IT Services–1.05%
Fidelity National Information Services	185,520	6,322,522

		6,322,522

Leisure Equipment & Products–0.99%
Mattel	183,120	5,940,413

		5,940,413

Machinery–2.64%
Dover	97,970	5,252,172
Eaton	123,280	4,885,586
Illinois Tool Works	107,560	5,688,849

		15,826,607

Media–3.10%
Time Warner	163,310	6,287,435
Time Warner Cable	75,680	6,213,328
Viacom Class B	129,940	6,109,779

		18,610,542

Metals & Mining–2.55%
Cliffs Natural Resources	88,710	4,372,516
Freeport-McMoRan Copper & Gold	161,480	5,501,624
Nucor	143,060	5,421,974

		15,296,114

Multiline Retail–2.84%
Kohl's	122,800	5,586,172
Macy's	154,620	5,311,197
Target	105,810	6,157,084

		17,054,453

Multi-Utilities–1.06%
Ameren	189,230	6,346,774

		6,346,774

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Office Electronics–1.00%
Xerox	763,068	$6,005,345

		6,005,345

Oil, Gas & Consumable Fuels–7.66%
Chesapeake Energy	265,179	4,932,329
Chevron	57,470	6,063,085
ConocoPhillips	80,860	4,518,457
Hollyfrontier	191,700	6,791,932
Marathon Oil	193,820	4,955,977
Marathon Petroleum	141,720	6,366,062
Peabody Energy	212,110	5,200,937
†Phillips 66	40,430	1,343,893
Valero Energy	239,280	5,778,612

		45,951,284

Paper & Forest Products–1.78%
International Paper	175,000	5,059,250
MeadWestvaco	194,480	5,591,300

		10,650,550

Pharmaceuticals–3.26%
Lilly (Eli)	153,110	6,569,950
Merck	160,570	6,703,798
Pfizer	272,079	6,257,817

		19,531,565

Real Estate Investment Trusts–1.17%
American Capital Agency	208,620	7,011,718

		7,011,718

Road & Rail–2.19%
CSX	286,519	6,406,565
Norfolk Southern	93,670	6,722,696

		13,129,261

Semiconductors & Semiconductor Equipment–4.73%
Analog Devices	152,630	5,749,572
Applied Materials	493,809	5,659,051
Intel	219,350	5,845,678
KLA-Tencor	112,900	5,560,325
Maxim Integrated Products	215,650	5,529,266

		28,343,892

Software–2.95%
Activision Blizzard	480,969	5,766,818
CA	223,750	6,061,387
Microsoft	191,140	5,846,973

		17,675,178

LVIP SSgA Funds–14

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–1.74%
Best Buy	259,419	$5,437,422
Staples	379,639	4,954,289

		10,391,711

Thrift & Mortgage Finance–0.93%
New York Community Bancorp	443,299	5,554,536

		5,554,536

Total Common Stock (Cost $587,079,451)		576,122,963

	Number of Shares	Value (U.S. $)

SHORT-TERM INVESTMENTS–3.77%
Money Market Mutual Fund–3.56%
Dreyfus Treasury & Agency Cash Management Fund	21,343,857	$21,343,857

		21,343,857

	Principal Amount (U.S. $)
U.S. Treasury Obligations–0.21%
^¥ U.S. Treasury Bills
0.072% 8/9/12	$535,000	534,976
0.08% 9/6/12	420,000	419,950
0.082% 7/12/12	300,000	299,995

		1,254,921

Total Short-Term Investments (Cost $22,598,745)		22,598,778

TOTAL VALUE OF SECURITIES–99.84% (Cost $609,678,196)	598,721,741
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	936,529

NET ASSETS APPLICABLE TO 55,149,344 SHARES OUTSTANDING–100.00%	$599,658,270

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND STANDARD CLASS ($311,456,194 / 28,626,941 Shares)	$10.880

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND SERVICE CLASS ($288,202,076 / 26,522,403 Shares)	$10.866

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$526,925,417
Undistributed net investment income	10,350,149
Accumulated net realized gain on investments	72,535,521
Net unrealized depreciation of investments and derivatives	(10,152,817)

Total net assets	$599,658,270

†	Non income producing security.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for futures contracts.

The	following futures contract was outstanding at June 30, 2012:[1]

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
337 E-mini S&P 500	$22,051,702	$22,855,340	9/22/12	$803,638

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–15

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.01%
Aerospace & Defense–2.64%
AAR	44,160	$595,277
Alliant Techsystems	16,180	818,223
Ceradyne	24,840	637,146
Curtiss-Wright	21,820	677,511
Exelis	64,350	634,491
National Presto Industries	10,720	747,934

		4,110,582

Auto Components–2.42%
Cooper Tire & Rubber	52,980	929,269
†Exide Technologies	257,591	865,506
Lear	17,380	655,747
Standard Motor Products	45,420	639,514
Superior Industries International	41,240	675,099

		3,765,135

Capital Markets–5.40%
Ares Capital	50,428	804,834
Blackrock Kelso Capital	82,096	801,257
Fifth Street Finance	83,728	835,608
Golub Capital	53,917	813,608
Hercules Technology Growth Capital	72,793	825,473
Main Street Capital	1	24
New Mountain Finance	60,506	852,441
Prospect Capital	74,309	846,380
Solar Capital	36,697	816,875
THL Credit	62,700	844,569
Triangle Capital	41,720	950,386

		8,391,455

Chemicals–2.08%
FutureFuel	73,470	772,170
Huntsman	57,820	748,191
Olin	37,060	774,183
Quaker Chemical	20,470	945,919

		3,240,463

Commercial Banks–2.01%
First Community Bancshares	60,540	873,592
First Niagara Financial Group	81,950	626,918
Renasant	49,570	778,745
Wesbanco	40,060	851,676

		3,130,931

Commercial Services & Supplies–2.98%
ABM Industries	33,340	652,130
Ennis	51,000	784,380
Intersections	63,290	1,003,147
NL Industries	53,830	671,260
Schawk	64,660	821,182
United Stationers	26,060	702,317

		4,634,416

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–1.35%
Comtech Telecommunications	24,820	$709,356
Harris	17,890	748,696
†Oplink Communications	47,310	640,104

		2,098,156

Computers & Peripherals–0.42%
Lexmark International Class A	24,320	646,426

		646,426

Construction & Engineering–0.90%
†Layne Christensen	36,280	750,633
†Tutor Perini	51,730	655,419

		1,406,052

Containers & Packaging–0.38%
Greif Class A	14,430	591,630

		591,630

Distributors–0.36%
†VOXX International Class A	59,480	554,354

		554,354

Diversified Consumer Services–1.09%
DeVry	23,890	739,873
Stewart Enterprises Class A	132,870	948,692

		1,688,565

Diversified Telecommunications Services–0.48%
Frontier Communications	193,320	740,416

		740,416

Electric Utilities–2.74%
Empire District Electric	39,780	839,358
Pepco Holdings	42,860	838,770
Portland General Electric	32,350	862,451
UNS Energy	22,060	847,325
Westar Energy	28,940	866,753

		4,254,657

Electrical Equipment–0.46%
Preformed Line Products	12,320	713,451

		713,451

Electronic Equipment, Instruments & Components–7.31%
†Arrow Electronics	19,210	630,280
AVX	60,830	650,273
CTS	76,610	721,666
Electro Rent	43,770	710,387
Electro Scientific Industries	53,970	637,925
†Ingram Micro	43,480	759,596
Jabil Circuit	32,260	655,846
†Kemet	86,130	517,641

LVIP SSgA Funds–16

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Littelfuse	12,900	$733,881
Methode Electronics	86,900	739,519
Molex	28,750	688,275
PC Connection	98,120	1,042,035
†Power-One	177,870	803,972
†Synnex	21,160	729,808
†Tech Data	14,890	717,251
†Vishay Intertechnology	66,330	625,492

		11,363,847

Energy Equipment & Services–1.33%
Bristow Group	16,980	690,577
Patterson-UTI Energy	46,660	679,370
Tidewater	14,960	693,545

		2,063,492

Food & Staples Retailing–1.85%
Andersons	16,590	707,729
Ingles Markets Class A	45,740	733,212
Nash Finch	28,400	610,032
Weis Markets	18,540	825,401

		2,876,374

Food Products–0.94%
Diamond Foods	35,340	630,466
Fresh Del Monte Produce	35,470	832,481

		1,462,947

Health Care Equipment & Supplies–4.21%
Analogic	12,030	745,860
Atrion	3,840	787,123
Cooper	9,910	790,422
Hill-Rom Holdings	24,210	746,879
STERIS	25,510	800,249
Teleflex	13,200	804,012
West Pharmaceutical Services	19,020	960,319
Young Innovations	26,170	902,603

		6,537,467

Health Care Providers & Services–8.28%
†Almost Family	30,990	692,317
Assisted Living Concepts Class A	48,560	690,523
Chemed	12,920	780,885
†Community Health Systems	36,290	1,017,208
Coventry Health Care	22,720	722,269
Ensign Group	29,720	840,184
†LifePoint Hospitals	20,490	839,680
Lincare Holdings	31,240	1,062,784
National Healthcare	17,710	801,023
Omnicare	22,670	707,984
Owens & Minor	26,570	813,839
Patterson	24,180	833,485
†PharMerica	64,910	708,817

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Triple-S Management Class B	35,070	$641,080
U.S. Physical Therapy	34,990	889,796
Universal Health Services Class B	19,330	834,283

		12,876,157

Hotels, Restaurants & Leisure–1.12%
Bob Evans Farms	21,420	861,084
Marcus	64,440	886,694

		1,747,778

Household Durables–0.50%
American Greetings Class A	52,740	771,059

		771,059

Insurance–5.46%
American Equity Investment Life Holding	63,120	694,951
American National Insurance	11,180	796,799
Assurant	19,940	694,710
Horace Mann Educators	45,750	799,710
Kansas City Life Insurance	25,082	882,635
Meadowbrook Insurance Group	86,400	759,456
Presidential Life	70,570	693,703
Protective Life	27,250	801,422
Reinsurance Group of America	13,590	723,124
Symetra Financial	70,180	885,671
Tower Group	36,100	753,407

		8,485,588

Internet Software & Services–1.80%
Earthlink	100,890	750,621
J2 Global	28,160	743,987
Keynote Systems	40,810	606,029
United Online	164,830	695,583

		2,796,220

IT Services–1.39%
Booz Allen Hamilton Holding	47,510	725,953
Convergys	60,400	892,108
Mantech International Class A	23,400	549,198

		2,167,259

Machinery–3.52%
Alamo Group	26,830	841,656
Ampco-Pittsburgh	40,090	734,850
Cascade	16,170	760,799
Douglas Dynamics	58,660	835,905
Foster (L.B.) Class A	28,370	811,666
Kaydon	31,780	679,774
NACCO Industries Class A	6,950	807,938

		5,472,588

LVIP SSgA Funds–17

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Marine–0.25%
†Genco Shipping & Trading	126,760	$386,618

		386,618

Media–2.93%
†Entercom Communications Class A	124,180	747,564
Gannett	52,610	774,945
Harte-Hanks	89,450	817,573
Interpublic Group	70,920	769,482
Meredith	24,910	795,625
Scholastic	22,910	645,146

		4,550,335

Metals & Mining–2.23%
Hecla Mining	174,540	829,065
Olympic Steel	33,590	551,548
Schnitzer Steel Industries	20,200	566,004
Steel Dynamics	55,450	651,538
Worthington Industries	42,080	861,377

		3,459,532

Multiline Retail–1.07%
Dillard's Class A	12,890	820,835
Fred's Class A	55,180	843,702

		1,664,537

Oil, Gas & Consumable Fuels–4.66%
Alon USA Energy	89,070	753,532
Arch Coal	75,310	518,886
Delek U.S. Holdings	51,990	914,504
Energen	16,420	741,035
EXCO Resources	121,640	923,248
†Green Plains Renewable Energy	74,700	466,128
Penn Virginia	177,820	1,305,198
†Quicksilver Resources	159,940	866,875
†Tesoro	30,030	749,549

		7,238,955

Paper & Forest Products–0.42%
Domtar	8,510	652,802

		652,802

Professional Services–1.21%
†Dolan Media	88,540	595,874
Kelly Services	50,440	651,181
Manpower	17,080	625,982

		1,873,037

Real Estate Investment Trusts–8.53%
Anworth Mortgage Asset	122,980	867,008
Apollo Commercial Real Estate Finance	51,550	828,409
Capstead Mortgage	61,680	857,969
Chimera Investment	284,881	672,319
Colony Financial	49,380	854,274

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Commonwealth REIT	43,330	$828,470
CreXus Investment	78,240	795,701
CYS Investments	61,630	848,645
Dynex Capital	84,440	876,486
Hatteras Fianancial	28,920	827,112
Invesco Mortgage Capital	45,700	838,138
MFA Financial	108,380	855,118
PennyMac Mortgage Investment Trust	43,370	855,690
Resource Capital	150,150	800,300
Starwood Property Trust	38,530	821,074
Two Harbors Investment	79,800	826,728

		13,253,441

Semiconductors & Semiconductor Equipment–2.84%
Brooks Automation	65,400	617,376
Cohu	70,910	720,446
†Integrated Silicon Solution	72,250	729,003
Intersil Class A	72,240	769,356
MKS Instruments	27,320	790,367
†Rubicon Technology	77,650	792,030

		4,418,578

Specialty Retail–4.01%
Cato Class A	29,260	891,260
Destination Maternity	43,610	941,976
Gamestop Class A	36,940	678,218
Guess	25,890	786,279
Haverty Furniture	72,640	811,389
RadioShack	129,620	497,741
Rent-A-Center	21,380	721,361
Stage Stores	49,660	909,771

		6,237,995

Textiles, Apparel & Luxury Goods–0.98%
Columbia Sportswear	17,090	916,366
Jones Group	64,150	613,274

		1,529,640

Thrift & Mortgage Finance–1.43%
Astoria Financial	81,810	801,738
Flushing Financial	59,940	816,982
Radian Group	185,370	609,867

		2,228,587

Tobacco–0.52%
Universal	17,360	804,289

		804,289

Trading Companies & Distributors–2.55%
Aceto	84,980	767,369
GATX	20,020	770,770
SeaCube Container Leasing	47,060	803,314

LVIP SSgA Funds–18

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
TAL International Group	22,020	$737,450
Textainer Group Holdings	23,830	879,328

		3,958,231

Wireless Telecommunication Services–0.96%
Telephone & Data Systems	34,870	742,382
USA Mobility	58,150	747,809

		1,490,191

Total Common Stock (Cost $155,655,652)		152,334,233

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENTS–1.69%
Money Market Mutual Fund–1.55%
Dreyfus Treasury & Agency Cash Management Fund	2,408,389	$2,408,389

		2,408,389

	Principal Amount (U.S. $)
U.S. Treasury Obligations–0.14%
^¥U.S. Treasury Bills 0.06% 7/12/12	$ 75,000	74,999
0.07% 8/9/12	48,000	47,998
0.08% 9/6/12	100,000	99,988

		222,985

Total Short-Term Investments (Cost $2,631,369)		2,631,374

TOTAL VALUE OF SECURITIES–99.70% (COST $158,287,021)	154,965,607
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	464,068

NET ASSETS APPLICABLE TO 12,042,119 SHARES OUTSTANDING–100.00%	$155,429,675

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND STANDARD CLASS ($59,507,214 / 4,606,885 SHARES)	$12.917

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND SERVICE CLASS ($95,922,461 / 7,435,234 SHARES)	$12.901

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$137,844,279
Undistributed net investment income	3,157,647
Accumulated net realized gain on investments	17,657,286
Net unrealized depreciation of investments and derivatives	(3,229,537)

Total net assets	$155,429,675

†	Non income producing security.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for futures contracts.

The	following futures contracts were outstanding at June 30, 2012:[1]

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
24 E-mini S&P MidCap 400	$2,204,940	$2,254,800	9/22/12	$49,860
13 Russell 2000 Mini Index	991,565	1,034,020	9/22/12	42,455

	$3,196,505			$92,315

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–19

LVIP SSgA Funds

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund

INVESTMENT INCOME:
Dividends	$11,327,684	$6,969,016	$8,426,377	$2,435,587
Interest	622	296	218	—
Foreign tax withheld	(1,115,773)	(562,911)	—	(147)

	10,212,533	6,406,401	8,426,595	2,435,440

EXPENSES:
Management fees	1,306,451	1,844,059	1,475,141	494,555
Distribution expenses-Service Class	175,392	224,462	370,297	119,869
Accounting and administration expenses	75,774	73,642	123,396	31,171
Custodian fees	63,308	135,729	4,049	2,289
Professional fees	12,838	12,972	13,731	10,744
Reports and statements to shareholders	12,728	31,403	19,084	12,701
Pricing fees	6,868	9,639	917	1,618
Trustees’ fees	4,187	3,907	6,905	1,724
Other	4,632	11,096	7,028	2,753

	1,662,178	2,346,909	2,020,548	677,424
Less expenses waived/reimbursed	(709,250)	(1,250,957)	(574,371)	(229,804)

Total operating expenses	952,928	1,095,952	1,446,177	447,620

NET INVESTMENT INCOME	9,259,605	5,310,449	6,980,418	1,987,820

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,957,616)	(6,854,614)	35,307,402	5,900,790
Foreign currencies	447,217	(255,750)	—	—
Foreign currency exchange contracts	23,102	(243,398)	—	—
Futuress contracts	(396,732)	(1,414,898)	569,105	174,428

Net realized gain (loss)	(7,884,029)	(8,768,660)	35,876,507	6,075,218

Net change in unrealized appreciation (depreciation) of:
Investments	(12,532,447)	7,755,584	(20,163,650)	(2,036,798)
Foreign currencies	1,872	(48,054)	—	—
Foreign currency exchange contracts	—	32,716	—	—
Futures contracts	113,255	365,326	766,853	(61,677)

Net change in unrealized appreciation (depreciation)	(12,417,320)	8,105,572	(19,396,797)	(2,098,475)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(20,301,349)	(663,088)	16,479,710	3,976,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,041,744)	$4,647,361	$23,460,128	$5,964,563

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–20

LVIP SSgA Funds

Statements of Changes in Net Assets

	LVIP SSgA Developed International 150 Fund		LVIP SSgA Emerging Markets 100 Fund		LVIP SSgA Large Cap 100 Fund		LVIP SSgA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,259,605	$11,064,830	$5,310,449	$8,346,799	$6,980,418	$11,050,083	$1,987,820	$2,990,730
Net realized gain (loss)	(7,884,029)	9,006,532	(8,768,660)	38,057,803	35,876,507	38,345,725	6,075,218	13,203,412
Net change in unrealized appreciation (depreciation)	(12,417,320)	(63,221,259)	8,105,572	(93,497,468)	(19,396,797)	(40,481,019)	(2,098,475)	(18,574,062)

Net increase (decrease) in net assets resulting from operations	(11,041,744)	(43,149,897)	4,647,361	(47,092,866)	23,460,128	8,914,789	5,964,563	(2,379,920)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,652,542)	—	(3,401,839)	—	(3,709,662)	—	(576,774)
Service Class	—	(3,446,513)	—	(4,198,808)	—	(4,093,381)	—	(1,337,203)
Realized gain:
Standard Class	—	—	—	(9,447,357)	—	—	—	—
Service Class	—	—	—	(13,594,823)	—	—	—	—

	—	(8,099,055)	—	(30,642,827)	—	(7,803,043)	—	(1,913,977)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	89,468,286	141,058,236	123,221,044	99,475,721	81,786,505	141,773,428	22,010,836	34,485,453
Service Class	14,749,854	31,587,161	28,156,019	60,603,288	16,290,251	57,276,821	9,196,246	21,739,934
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,652,542	—	12,849,196	—	3,709,662	—	576,774
Service Class	—	3,446,513	—	17,793,631	—	4,093,381	—	1,337,203

	104,218,140	180,744,452	151,377,063	190,721,836	98,076,756	206,853,292	31,207,082	58,139,364

Cost of shares repurchased:
Standard Class	(6,520,989)	(40,877,122)	(15,608,222)	(33,446,509)	(12,917,376)	(56,545,096)	(1,687,845)	(5,249,950)
Service Class	(16,256,035)	(22,589,972)	(23,862,581)	(46,826,339)	(33,949,672)	(77,896,657)	(10,833,668)	(24,925,537)

	(22,777,024)	(63,467,094)	(39,470,803)	(80,272,848)	(46,867,048)	(134,441,753)	(12,521,513)	(30,175,487)

Increase in net assets derived from capital share transactions	81,441,116	117,277,358	111,906,260	110,448,988	51,209,708	72,411,539	18,685,569	27,963,877

NET INCREASE IN NET ASSETS	70,399,372	66,028,406	116,553,621	32,713,295	74,669,836	73,523,285	24,650,132	23,669,980
NET ASSETS:
Beginning of period	316,883,722	250,855,316	290,633,525	257,920,230	524,988,434	451,465,149	130,779,543	107,109,563

End of period	$387,283,094	$316,883,722	$407,187,146	$290,633,525	$599,658,270	$524,988,434	$155,429,675	$130,779,543

Undistributed net investment income	$13,016,221	$3,286,297	$5,506,825	$695,524	$10,350,149	$3,369,731	$3,157,647	$1,169,827

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–21

LVIP SSgA Developed International 150 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	Year Ended 12/31/10	12/31/09	5/1/08[2] to 12/31/08
Net asset value, beginning of period	$7.314	$8.551	$8.067	$5.650	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.199	0.316	0.220	0.154	0.143
Net realized and unrealized gain (loss)	(0.440)	(1.349)	0.363	2.370	(4.421)

Total from investment operations	(0.241)	(1.033)	0.583	2.524	(4.278)

Less dividends and distributions from:
Net investment income	—	(0.204)	(0.099)	(0.107)	(0.072)

Total dividends and distributions	—	(0.204)	(0.099)	(0.107)	(0.072)

Net asset value, end of period	$7.073	$7.314	$8.551	$8.067	$5.650

Total return[4]	(3.30% )	(12.13% )	7.26%	44.72%	(42.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$250,265	$174,904	$99,086	$557	$75
Ratio of expenses to average net assets	0.45%	0.47%	0.52%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.87%	0.93%	1.10%	2.79%
Ratio of net investment income to average net assets	5.40%	3.83%	2.67%	2.21%	3.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.00%	3.43%	2.26%	1.62%	0.89%
Portfolio turnover	56%	60%	47%	42%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–22

LVIP SSgA Developed International 150 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	Year Ended 12/31/10	12/31/09	5/1/08[2] to 12/31/08
Net asset value, beginning of period	$7.319	$8.554	$8.070	$5.654	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.191	0.299	0.193	0.136	0.132
Net realized and unrealized gain (loss)	(0.441)	(1.351)	0.370	2.370	(4.419)

Total from investment operations	(0.250)	(1.052)	0.563	2.506	(4.287)

Less dividends and distributions from:
Net investment income	—	(0.183)	(0.079)	(0.090)	(0.059)

Total dividends and distributions	—	(0.183)	(0.079)	(0.090)	(0.059)

Net asset value, end of period	$7.069	$7.319	$8.554	$8.070	$5.654

Total return[4]	(3.42% )	(12.35% )	7.00%	44.33%	(42.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$137,018	$141,980	$151,769	$78,531	$23,353
Ratio of expenses to average net assets	0.70%	0.72%	0.77%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.12%	1.18%	1.35%	3.04%
Ratio of net investment income to average net assets	5.15%	3.58%	2.42%	1.96%	2.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.75%	3.18%	2.01%	1.37%	0.64%
Portfolio turnover	56%	60%	47%	42%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–23

LVIP SSgA Emerging Markets 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	Year Ended 12/31/10	12/31/09	6/18/08[2] to 12/31/08
Net asset value, beginning of period	$10.564	$13.963	$11.042	$5.874	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.184	0.397	0.252	0.183	0.098
Net realized and unrealized gain (loss)	(0.016)	(2.406)	2.809	5.098	(4.176)

Total from investment operations	0.168	(2.009)	3.061	5.281	(4.078)

Less dividends and distributions from:
Net investment income	—	(0.323)	(0.140)	(0.113)	(0.048)
Net realized gain	—	(1.067)	—	—	—

Total dividends and distributions	—	(1.390)	(0.140)	(0.113)	(0.048)

Net asset value, end of period	$10.732	$10.564	$13.963	$11.042	$5.874

Total return[4]	1.59%	(14.93% )	27.77%	89.89%	(40.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$234,626	$124,765	$78,907	$24,022	$162
Ratio of expenses to average net assets	0.51%	0.52%	0.58%	0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.25%	1.26%	1.30%	1.43%	3.90%
Ratio of net investment income to average net assets	3.27%	3.10%	2.09%	2.06%	2.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	2.53%	2.36%	1.37%	1.31%	(0.48% )
Portfolio turnover	54%	58%	58%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–24

LVIP SSgA Emerging Markets 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	Year Ended 12/31/10	12/31/09	6/18/08[2] to 12/31/08
Net asset value, beginning of period	$10.564	$13.961	$11.044	$5.877	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.171	0.370	0.219	0.161	0.089
Net realized and unrealized gain (loss)	(0.016)	(2.41)	2.808	5.096	(4.174)

Total from investment operations	0.155	(2.040)	3.027	5.257	(4.085)

Less dividends and distributions from:
Net investment income	—	(0.290)	(0.110)	(0.090)	(0.038)
Net realized gain	—	(1.067)	—	—	—

Total dividends and distributions	—	(1.357)	(0.110)	(0.090)	(0.038)

Net asset value, end of period	$10.719	$10.564	$13.961	$11.044	$5.877

Total return[4]	1.47%	(15.15% )	27.44%	89.47%	(40.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,561	$165,869	$179,013	$95,757	$19,006
Ratio of expenses to average net assets	0.76%	0.77%	0.83%	0.93%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.50%	1.51%	1.55%	1.68%	4.15%
Ratio of net investment income to average net assets	3.02%	2.85%	1.84%	1.81%	2.47%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	2.28%	2.11%	1.12%	1.06%	(0.73% )
Portfolio turnover	54%	58%	58%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–25

LVIP SSgA Large Cap 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap 100 Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended 12/31/11	12/31/10	12/31/09	5/1/08[2] to 12/31/08
Net asset value, beginning of period	$10.408	$10.340	$8.774	$6.560	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.141	0.252	0.256	0.183	0.192
Net realized and unrealized gain (loss)	0.331	(0.012)	1.425	2.131	(3.593)

Total from investment operations	0.472	0.240	1.681	2.314	(3.401)

Less dividends and distributions from:
Net investment income	—	(0.172)	(0.115)	(0.100)	(0.039)

Total dividends and distributions	—	(0.172)	(0.115)	(0.100)	(0.039)

Net asset value, end of period	$10.880	$10.408	$10.340	$8.774	$6.560

Total return[4]	4.54%	2.32%	19.19%	35.32%	(34.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$311,456	$232,306	$145,208	$698	$174
Ratio of expenses to average net assets	0.38%	0.39%	0.41%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.58%	0.59%	0.59%	0.61%	0.95%
Ratio of net investment income to average net assets	2.59%	2.39%	2.63%	2.47%	4.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.19%	2.45%	2.32%	3.51%
Portfolio turnover	45%	45%	133%	36%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–26

LVIP SSgA Large Cap 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap 100 Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	Year Ended 12/31/10	12/31/09	5/1/08[2] to 12/31/08
Net asset value, beginning of period	$10.408	$10.340	$8.775	$6.564	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.128	0.227	0.225	0.165	0.180
Net realized and unrealized gain (loss)	0.330	(0.013)	1.431	2.127	(3.592)

Total from investment operations	0.458	0.214	1.656	2.292	(3.412)

Less dividends and distributions from:
Net investment income	—	(0.146)	(0.091)	(0.081)	(0.024)

Total dividends and distributions	—	(0.146)	(0.091)	(0.081)	(0.024)

Net asset value, end of period	$10.866	$10.408	$10.340	$8.775	$6.564

Total return[4]	4.40%	2.07%	18.90%	34.96%	(34.11% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$288,202	$292,682	$306,257	$150,936	$37,381
Ratio of expenses to average net assets	0.63%	0.64%	0.66%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.84%	0.84%	0.86%	1.20%
Ratio of net investment income to average net assets	2.34%	2.14%	2.38%	2.22%	3.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.14%	1.94%	2.20%	2.07%	3.26%
Portfolio turnover	45%	45%	133%	36%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–27

LVIP SSgA Small-Mid Cap 200 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Mid Cap 200 Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	Year Ended 12/31/10	12/31/09	5/1/08[2] to 12/31/08
Net asset value, beginning of period	$12.366	$12.858	$10.226	$6.839	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.188	0.343	0.363	0.243	0.184
Net realized and unrealized gain (loss)	0.363	(0.627)	2.470	3.283	(3.278)

Total from investment operations	0.551	(0.284)	2.833	3.526	(3.094)

Less dividends and distributions from:
Net investment income	—	(0.208)	(0.201)	(0.139)	(0.067)

Total dividends and distributions	—	(0.208)	(0.201)	(0.139)	(0.067)

Net asset value, end of period	$12.917	$12.366	$12.858	$10.226	$6.839

Total return[4]	4.46%	(2.21% )	27.75%	51.66%	(30.92% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,507	$37,326	$8,415	$2,049	$368
Ratio of expenses to average net assets	0.46%	0.48%	0.51%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.79%	0.81%	0.86%	1.35%
Ratio of net investment income to average net assets	2.94%	2.76%	3.16%	2.93%	3.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.62%	2.45%	2.86%	2.53%	2.56%
Portfolio turnover	63%	55%	76%	42%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–28

LVIP SSgA Small-Mid Cap 200 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Mid Cap 200 Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	Year Ended 12/31/10	12/31/09	5/1/08[2] to 12/31/08
Net asset value, beginning of period	$12.366	$12.858	$10.228	$6.843	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.173	0.316	0.330	0.222	0.171
Net realized and unrealized gain (loss)	0.362	(0.631)	2.472	3.281	(3.275)

Total from investment operations	0.535	(0.315)	2.802	3.503	(3.104)

Less dividends and distributions from:
Net investment income	—	(0.177)	(0.172)	(0.118)	(0.053)

Total dividends and distributions	—	(0.177)	(0.172)	(0.118)	(0.053)

Net asset value, end of period	$12.901	$12.366	$12.858	$10.228	$6.843

Total return[4]	4.33%	(2.45% )	27.43%	51.29%	(31.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,923	$93,454	$98,695	$51,377	$13,653
Ratio of expenses to average net assets	0.71%	0.73%	0.76%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.04%	1.06%	1.11%	1.60%
Ratio of net investment income to average net assets	2.69%	2.51%	2.91%	2.68%	3.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.20%	2.61%	2.28%	2.31%
Portfolio turnover	63%	55%	76%	42%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–29

LVIP SSgA Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund, and LVIP SSgA Small-Mid Cap 200 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The investment objective of each Fund is to seek to maximize long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions

LVIP SSgA Funds–30

LVIP SSgA Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
0.75%	1.09%	0.52%	0.69%

LIAC has contractually agreed to waive a portion of its advisory fee at an annual rate based on each Fund’s average daily net assets as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
On the first $100 million	0.35%	0.69%	0.12%	0.29%
In excess of $100 million	0.43%	0.76%	0.22%	0.39%

This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of each Fund’s investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Advisor an annual fee based on each Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services were as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Administration fees	$13,935	$13,534	$22,694	$5,734
Legal fees	1,829	1,780	3,021	753

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Funds had liabilities payable to affiliates as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$100,045	$105,162	$149,399	$43,991
Distribution fees payable to LFD	26,246	33,875	57,241	18,725

LVIP SSgA Funds–31

LVIP SSgA Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Purchases	$285,857,530	$288,919,552	$304,323,584	$111,945,802
Sales	192,213,719	178,283,457	247,897,753	87,960,777

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Cost of investments	$447,509,025	$442,460,264	$610,592,918	$159,622,702

Aggregate unrealized appreciation	$9,593,646	$17,139,772	$37,570,752	$9,380,628
Aggregate unrealized depreciation	(72,594,314)	(52,828,510)	(49,441,929)	(14,037,723)

Net unrealized depreciation	$(63,000,668)	$(35,688,738)	$(11,871,177)	$(4,657,095)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSgA Funds–32

LVIP SSgA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2012:

LVIP SSgA Developed International 150 Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$15,999,688	$358,071,262	$—	$374,070,950
Short-Term Investment	5,290,487	—	—	5,290,487
Other	—	5,146,885	35	5,146,920

Total	$21,290,175	$363,218,147	$35	$384,508,357

Futures Contracts	$288,350	$—	$—	$288,350

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

LVIP SSgA Emerging Markets 100 Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$34,918,335	$330,418,479	$2,554,352	$367,891,166
Short-Term Investment	8,155,725	—	—	8,155,725
Preferred Stock	23,679,422	—	7,045,213	30,724,635

Total	$66,753,482	$330,418,479	$9,599,565	$406,771,526

Foreign Currency Exchange Contracts	$—	$32,716	$—	$32,716

Futures Contracts	365,326	—	—	365,326

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Preferred Stock	Total
Balance as of 12/31/11	$—	$6,768,191	$6,768,191
Purchases	4,023,879	1,986,848	6,010,727
Sales	—	(2,435,531)	(2,435,531)
Net realized gain	—	431,317	431,317
Net change in unrealized appreciation (depreciation)	(1,469,527)	294,388	(1,175,139)

Balance as of 6/30/12	$2,554,352	$7,045,213	$9,599,565

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/12	$(1,469,527)	$294,388	$(1,175,139)

Sensitivity Analysis

Valuation: US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Funds.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

LVIP SSgA Funds–33

LVIP SSgA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative Information about Level 3 Fair Value Measurements

Fair Value at 6/30/12		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$2,554,352	Locally traded shares adjusted by spot rate	Market pricing of Russian local shares	N/A
Preferred Stock	7,045,213	Locally traded shares adjusted by spot rate	Market pricing of Russian local shares	N/A

	$9,599,565

LVIP SSgA Large Cap 100 Fund

	Level 1	Level 2	Total
Common Stock	$576,122,963	$—	$576,122,963
Short-Term Investments	21,343,857	1,254,921	22,598,778

Total	$597,466,820	$1,254,921	$598,721,741

Futures Contracts	$803,638	$—	$803,638

LVIP SSgA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total
Common Stock	$152,334,233	$—	$152,334,233
Short-Term Investments	2,408,389	222,985	2,631,374

Total	$154,742,622	$222,985	$154,965,607

Futures Contracts	$92,315	$—	$92,315

There were no Level 3 securities at the beginning or end of the period for the LVIP SSgA Large Cap 100 Fund and the LVIP SSgA Small-Mid Cap 200 Fund.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the period ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the LVIP SSgA Developed International 150 Fund and LVIP SSgA Emerging Markets 100 Fund: $153,653,698 and $111,824,271 for the LVIP SSgA Developed International 150 Fund and LVIP SSgA Emerging Markets 100 Fund, respectively were transferred from Level 1 investments into Level 2 investments as a result of the Funds utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. There were no transfers between Level 1 investments and Level 2 investments that had a material impact to the LVIP SSgA Large Cap 100 Fund and LVIP SSgA Small-Mid Cap 200 Fund.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are

LVIP SSgA Funds–34

LVIP SSgA Funds

Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)

treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Year Ended December 31, 2011:
Ordinary income	$8,099,055	$26,795,743	$7,803,043	$1,913,977
Long-term capital gain	—	3,847,084	—	—

Total	$8,099,055	$30,642,827	$7,803,043	$1,913,977

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Shares of beneficial interest	$434,813,613	$407,390,074	$526,925,417	$137,844,279
Undistributed ordinary income	24,996,415	36,809,782	45,953,696	11,124,670
Undistributed long-term capital gains	1,240,213	6,967,735	37,883,481	11,179,936
Realized losses 1/1/12–6/30/12	(10,867,035)	(8,637,632)	—	—
Unrealized depreciation	(62,900,112)	(35,342,813)	(11,104,324)	(4,719,210)

Net assets	$387,283,094	$407,187,146	$599,658,270	$155,429,675

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of passive foreign investment companies (PFIC), mark-to-market on futures contracts, mark-to-market on foreign currency contracts, and tax treatment of regulated investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Funds recorded the following reclassifications:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund
Undistributed net investment income	$470,319	$(499,148)
Accumulated net realized gain	(470,319)	499,148

LVIP SSgA Funds–35

LVIP SSgA Funds

Notes to Financial Statements (continued)

6. Capital Shares

	LVIP SSgA Developed International 150 Fund		LVIP SSgA Emerging Markets 100 Fund		LVIP SSgA Large Cap 100 Fund		LVIP SSgA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	12,353,930	16,806,834	11,404,282	7,622,573	7,477,281	13,396,054	1,719,809	2,732,043
Service Class	2,062,079	3,838,611	2,493,314	4,821,433	1,491,352	5,433,572	710,490	1,734,766
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	619,843	—	1,131,681	—	355,127	—	46,570
Service Class	—	458,801	—	1,567,896	—	391,786	—	107,944

	14,416,009	21,724,089	13,897,596	15,143,583	8,968,633	19,576,539	2,430,299	4,621,323

Shares repurchased:
Standard Class	(885,074)	(5,101,998)	(1,352,808)	(2,594,641)	(1,169,367)	(5,476,115)	(131,259)	(414,744)
Service Class	(2,078,363)	(2,640,344)	(2,096,275)	(3,510,759)	(3,088,614)	(7,325,375)	(832,386)	(1,961,353)

	(2,963,437)	(7,742,342)	(3,449,083)	(6,105,400)	(4,257,981)	(12,801,490)	(963,645)	(2,376,097)

Net increase	11,452,572	13,981,747	10,448,513	9,038,183	4,710,652	6,775,049	1,466,654	2,245,226

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–Each Fund may use futures in the normal course of pursuing their investment objectives. Each Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSgA Funds–36

LVIP SSgA Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume		Liability Derivative Volume
	Foreign Currency Exchange Contracts (Average Cost)	Future Contracts (Average Notional Value)	Foreign Currency Exchange Contracts (Average Cost)	Future Contracts (Average Notional Value)
LVIP SSgA Developed International 150 Fund	$—	$10,368,039	$3,475,684	$—
LVIP SSgA Emerging Markets 100 Fund	1,299,063	5,258,151	766,536	—
LVIP SSgA Large Cap 100 Fund	—	14,270,133	—	—
LVIP SSgA Small-Mid Cap 200 Fund	—	4,455,937	—	—

8. Market Risk

Some countries in which the LVIP SSgA Developed International 150 Fund and the LVIP SSgA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The LVIP SSgA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Funds invests in REITs and are subject to the risks associated with that industry. If the Funds holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2012. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds’ limitation on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Funds–37

LVIP SSgA Global Tactical Allocation Fund

LVIP SSgA Global Tactical Allocation Fund

a series of Lincoln Variable Insurance

Products Trust

Semiannual Report

June 30, 2012

LVIP SSgA Global Tactical Allocation Fund

LVIP SSgA Global Tactical Allocation Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,039.20	0.30%	$1.52
Service Class Shares	1,000.00	1,038.10	0.55%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Global Tactical Allocation Fund–1

LVIP SSgA Global Tactical Allocation Fund

Security Type/Sector Allocation

As of June 30, 2012 (Unaudited)

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	62.53%
Equity Funds	25.99%
Fixed Income Fund	17.07%
International Equity Funds	19.47%
Unaffiliated Investment Companies	36.21%
Commodity Fund	2.31%
Equity Funds	10.79%
Fixed Income Funds	16.20%
International Equity Funds	6.91%
Short-Term Investment	0.74%
Total Value of Securities	99.48%
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

LVIP SSgA Global Tactical Allocation Fund–2

LVIP SSgA Global Tactical Allocation Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–62.53%
Equity Funds–25.99%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	3,848,889	$41,875,909
LVIP SSgA S&P 500 Index Fund	4,303,061	41,847,270
LVIP SSgA Small-Cap Index Fund	417,833	7,702,327
LVIP SSgA Small-Mid Cap 200 Fund	521,572	6,737,148

		98,162,654

Fixed Income Fund–17.07%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	5,524,831	64,480,297

		64,480,297

International Equity Funds–19.47%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,493,371	38,854,611
LVIP SSgA Emerging Markets 100 Fund	1,072,630	11,510,388
LVIP SSgA International Index Fund	3,276,107	23,204,667

		73,569,666

Total Affiliated Investment Companies (Cost $231,146,791)		236,212,617

UNAFFILIATED INVESTMENT COMPANIES–36.21%
Commodity Fund–2.31%
†SPDR® Gold Shares ETF	56,182	8,718,885

		8,718,885

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds–10.79%
SPDR® S&P 500 ETF	208,287	$28,383,270
SPDR® S&P 600 Small Cap ETF	29	2,045
SPDR® S&P MidCap 400 ETF	72,251	12,376,596

		40,761,911

Fixed Income Funds–16.20%
iShares iBoxx Investment Grade Corporate Bond Fund	31,170	3,667,462
SPDR® Barclays Capital Aggregate Bond ETF	62,440	3,661,482
SPDR® Barclays Capital High Yield Bond ETF	94,058	3,711,529
SPDR® Barclays Capital Intermediate Term Corporate Bond ETF	540,297	18,440,337
SPDR® Barclays Capital Short-Term Corporate Bond ETF	11,809	359,584
SPDR® Barclays Capital TIPS ETF	339,597	20,239,980
SPDR® DB International Government Inflation-Protected Bond ETF	188,659	11,108,242

		61,188,616

International Equity Funds–6.91%
SPDR® S&P Emerging Markets ETF	245,291	14,715,007
SPDR® S&P World ex-US ETF	508,563	11,396,897

		26,111,904

Total Unaffiliated Investment Companies (Cost $129,710,592)		136,781,316

SHORT-TERM INVESTMENT–0.74%
Money Market Mutual Fund–0.74%
Dreyfus Treasury & Agency Cash Management Fund	2,779,089	2,779,089

Total Short-Term Investment (Cost $2,779,089)		2,779,089

TOTAL VALUE OF SECURITIES–99.48% (Cost $363,636,472)	375,773,022
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	1,979,431

NET ASSETS APPLICABLE TO 35,690,622 SHARES OUTSTANDING–100.00%	$377,752,453

NET ASSET VALUE–LVIP SSgA GLOBAL TACTICAL ALLOCATION FUND STANDARD CLASS ($37,876,926 / 3,575,524 Shares)	$10.593

NET ASSET VALUE–LVIP SSgA GLOBAL TACTICAL ALLOCATION FUND SERVICE CLASS ($339,875,527 / 32,115,098 Shares)	$10.583

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$410,648,947
Undistributed net investment income	5,450,876
Accumulated net realized loss on investments	(50,483,920)
Net unrealized appreciation of investments	12,136,550

Total net assets	$377,752,453

LVIP SSgA Global Tactical Allocation Fund–3

LVIP SSgA Global Tactical Allocation Fund

Statement of Net Assets (continued)

*	Standard Class shares.

†	Non income producing security.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–4

LVIP SSgA Global Tactical Allocation Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$236,212,617
Investments in unaffiliated investment companies, at value	139,560,405
Receivables for investment companies sold	2,123,201
Receivables for fund shares sold	579,037
Dividends receivable	182,037
Cash	29

TOTAL ASSETS	378,657,326

LIABILITIES:
Payables for fund shares redeemed	584,524
Due to manager and affiliates	144,446
Payables for investment companies purchased	143,380
Accrued expenses payable	32,523

TOTAL LIABILITIES	904,873

TOTAL NET ASSETS	$377,752,453

Investments in affiliated investment companies, at cost	$231,146,791
Investments in unaffiliated investment companies, at cost	$132,489,681

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–5

LVIP SSgA Global Tactical Allocation Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP SSgA Global Tactical Allocation Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$1,476,042

EXPENSES:
Management fees	442,599
Distribution expenses-Service Class	394,075
Accounting and administration expenses	39,491
Reports and statements to shareholders	25,312
Professional fees	10,954
Trustees’ fees	4,067
Custodian fees	1,981
Pricing fees	236
Other	4,047

Total operating expenses	922,762

NET INVESTMENT INCOME	553,280

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in affiliated investment companies	(597,040)
Investments in unaffiliated investment companies	4,073

Net realized loss	(592,967)
Net change in unrealized appreciation (depreciation) of investments	10,893,432

NET REALIZED AND UNREALIZED GAIN	10,300,465

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,853,745

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$553,280	$5,040,180
Net realized loss	(592,967)	(3,375,601)
Net change in unrealized appreciation (depreciation)	10,893,432	(5,463,125)

Net increase (decrease) in net assets resulting from operations	10,853,745	(3,798,546)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(504,602)
Service Class	—	(2,482,035)

	—	(2,986,637)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,438,590	7,827,559
Service Class	98,432,770	255,025,917
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	504,602
Service Class	—	2,482,035

	102,871,360	265,840,113

Cost of shares repurchased:
Standard Class	(5,609,435)	(8,307,247)
Service Class	(37,188,390)	(63,926,873)

	(42,797,825)	(72,234,120)

Increase in net assets derived from capital share transactions	60,073,535	193,605,993

NET INCREASE IN NET ASSETS	70,927,280	186,820,810
NET ASSETS:
Beginning of period	306,825,173	120,004,363

End of period (including undistributed net investment income of $5,450,876 and $4,897,596, respectively)	$377,752,453	$306,825,173

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–6

LVIP SSgA Global Tactical Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10[2]	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.193	$10.313	$9.581	$8.228	$14.281	$13.153

Income (loss) from investment operations:
Net investment income[3]	0.028	0.272	0.154	0.108	0.158	0.106
Net realized and unrealized gain (loss)	0.372	(0.252)	0.681	2.356	(5.831)	1.329

Total from investment operations	0.400	0.020	0.835	2.464	(5.673)	1.435

Less dividends and distributions from:
Net investment income	—	(0.140)	(0.103)	(0.618)	(0.068)	(0.124)
Net realized gain	—	—	—	(0.493)	(0.312)	(0.183)

Total dividends and distributions	—	(0.140)	(0.103)	(1.111)	(0.380)	(0.307)

Net asset value, end of period	$10.593	$10.193	$10.313	$9.581	$8.228	$14.281

Total return[4]	3.92%	0.22%	8.74%	30.80%	(40.46% )	11.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,877	$37,603	$37,960	$31,982	$41,070	$41,110
Ratio of expenses to average net assets[5]	0.30%	0.33%	0.31%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.30%	0.33%	0.39%	0.36%	0.33%	0.34%
Ratio of net investment income to average net assets	0.53%	2.61%	1.59%	1.26%	1.38%	0.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.53%	2.61%	1.51%	1.10%	1.30%	0.66%
Portfolio turnover	20%	46%	140%	41%	25%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund's sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–7

LVIP SSgA Global Tactical Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10[2]	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.195	$10.315	$9.583	$8.233	$14.271	$13.144

Income (loss) from investment operations:
Net investment income[3]	0.015	0.244	0.130	0.087	0.129	0.071
Net realized and unrealized gain (loss)	0.373	(0.251)	0.681	2.353	(5.821)	1.329

Total from investment operations	0.388	(0.007)	0.811	2.440	(5.692)	1.400

Less dividends and distributions from:
Net investment income	—	(0.113)	(0.079)	(0.597)	(0.034)	(0.090)
Net realized gain	—	—	—	(0.493)	(0.312)	(0.183)

Total dividends and distributions	—	(0.113)	(0.079)	(1.090)	(0.346)	(0.273)

Net asset value, end of period	$10.583	$10.195	$10.315	$9.583	$8.233	$14.271

Total return[4]	3.81%	(0.04% )	8.48%	30.47%	(40.62% )	10.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$339,875	$269,222	$82,044	$69,623	$79,077	$120,941
Ratio of expenses to average net assets[5]	0.55%	0.58%	0.56%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.55%	0.58%	0.64%	0.61%	0.58%	0.59%
Ratio of net investment income to average net assets	0.28%	2.36%	1.34%	1.01%	1.13%	0.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.28%	2.36%	1.26%	0.85%	1.05%	0.41%
Portfolio turnover	20%	46%	140%	41%	25%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund's sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–8

LVIP SSgA Global Tactical Allocation Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Global Tactical Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund will invest substantially all of its assets in exchange-traded funds (ETFs) and other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the management fee paid indirectly to the investment advisors of the Underlying Funds (including LIAC).

SSgA Funds Management, Inc. (SSgA FM) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

LVIP SSgA Global Tactical Allocation Fund–9

LVIP SSgA Global Tactical Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $14,163 and $1,827, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$76,034
Distribution fees payable to LFD	68,412

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $127,674,272 and sales of $69,906,989 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $370,105,999. At June 30, 2012, net unrealized appreciation was $5,667,023 of which $18,224,263 related to unrealized appreciation of investments and $12,557,240 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Investment Companies	$372,993,933
Short-Term Investment	2,779,089

Total	$375,773,022

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons

LVIP SSgA Global Tactical Allocation Fund–10

LVIP SSgA Global Tactical Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 were as follows:

Year Ended 12/31/11
Ordinary income	$2,986,637

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$410,648,947
Undistributed ordinary income	5,450,876
Realized gains 1/1/12–6/30/12	185,391
Capital loss carryforwards as of 12/31/11	(44,199,784)
Unrealized appreciation	5,667,023

Net assets	$377,752,453

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and pass-through consent dividends from the Underlying Funds.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $40,556,592 expires in 2017 and $ 3,265,118 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $378,074 will be carried forward under the Act.

For the six months ended June 30, 2012, the Fund had capital gains of $185,391, which may reduce the capital loss carryforwards.

LVIP SSgA Global Tactical Allocation Fund–11

LVIP SSgA Global Tactical Allocation Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	417,252	750,899
Service Class	9,226,861	24,467,394
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	50,313
Service Class	—	249,073

	9,644,113	25,517,679

Shares repurchased:
Standard Class	(531,005)	(792,604)
Service Class	(3,518,141)	(6,263,978)

	(4,049,146)	(7,056,582)

Net increase	5,594,967	18,461,097

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Effective after the close of business on September 28, 2012, the Fund will change its name from the LVIP SSgA Global Tactical Allocation Fund to the LVIP SSgA Global Tactical Allocation RPM Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Global Tactical Allocation Fund–12

LVIP SSgA International Index Fund

LVIP SSgA International Index Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP SSgA International Index Fund

LVIP SSgA International Index Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,033.90	0.49%	$2.48
Service Class Shares	1,000.00	1,032.50	0.74%	3.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.43	0.49%	$2.46
Service Class Shares	1,000.00	1,021.18	0.74%	3.72

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Security Type/Country	Percentage of Net Assets
Common Stock	96.20%
Australia	8.48%
Austria	0.26%
Belgium	1.07%
Bermuda	0.12%
China	0.12%
Denmark	1.08%
Finland	0.65%
France	8.45%
Germany	7.15%
Greece	0.04%
Hong Kong	2.87%
Ireland	0.30%
Israel	0.54%
Italy	1.97%
Japan	21.20%
Luxembourg	0.34%
Mexico	0.04%
Netherlands	2.57%
New Zealand	0.10%
Norway	0.69%
Portugal	0.15%
Singapore	1.78%
Spain	2.57%
Sweden	2.94%
Switzerland	8.21%
United Kingdom	22.49%
United States	0.02%
Preferred Stock	0.47%
Rights	0.01%
Warrant	0.00%
Short-Term Investment	1.13%
Total Value of Securities	97.81%
Receivables and Other Assets Net of Liabilities	2.19%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	0.80%
Air Freight & Logistics	0.37%
Airlines	0.16%
Auto Components	0.85%
Automobiles	3.40%
Beverages	2.53%
Biotechnology	0.38%
Building Products	0.54%

Sector	Percentage of Net Assets
Capital Markets	1.63%
Chemicals	3.41%
Commercial Banks	11.55%
Commercial Services & Supplies	1.04%
Communications Equipment	0.41%
Computers & Peripherals	0.35%
Construction & Engineering	0.75%
Construction Materials	0.59%
Consumer Finance	0.15%
Containers & Packaging	0.16%
Distributors	0.16%
Diversified Consumer Services	0.03%
Diversified Financial Services	1.00%
Diversified Telecommunication Services	2.88%
Electric Utilities	2.04%
Electrical Equipment	1.31%
Electronic Equipment, Instruments & Components	1.28%
Energy Equipment & Services	0.81%
Food & Staples Retailing	2.07%
Food Products	4.00%
Gas Utilities	0.51%
Health Care Equipment & Supplies	0.76%
Health Care Providers & Services	0.31%
Hotels, Restaurants & Leisure	1.19%
Household Durables	0.58%
Household Products	0.74%
Independent Power Producers & Energy Traders	0.15%
Industrial Conglomerates	1.59%
Insurance	4.07%
Internet & Catalog Retail	0.07%
Internet Software & Services	0.10%
IT Services	0.29%
Leisure Equipment & Products	0.28%
Life Sciences Tools & Services	0.07%
Machinery	2.68%
Marine	0.25%
Media	1.47%
Metals & Mining	4.90%
Multiline Retail	0.39%
Multi-Utilities	1.36%
Office Electronics	0.57%
Oil, Gas & Consumable Fuels	7.19%
Paper & Forest Products	0.24%
Personal Products	0.40%
Pharmaceuticals	8.27%
Professional Services	0.05%
Real Estate Investment Trusts	1.47%
Real Estate Management & Development	1.87%
Road & Rail	0.97%
Semiconductors & Semiconductor Equipment	0.44%

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (continued)

Sector	Percentage of Net Assets
Software	0.89%
Specialty Retail	0.91%
Textiles, Apparel & Luxury Goods	1.27%
Tobacco	1.73%
Trading Companies & Distributors	1.29%
Transportation Infrastructure	0.41%
Water Utilities	0.06%
Wireless Telecommunication Services	2.24%
Total	96.68%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Nestle	1.97%
HSBC Holdings	1.58%
Vodafone Group	1.40%
Novartis	1.29%
BP	1.27%
Royal Dutch Shell Class A	1.26%
Roche Holding	1.21%
GlaxoSmithKline	1.15%
Toyota Motor	1.11%
BHP Billiton	1.05%
Total	13.29%

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK–96.20%
Australia–8.48%
AGL Energy	39,939	$607,120
Alumina	187,464	153,803
Amcor	95,598	698,079
AMP	236,778	942,491
APA Group	49,525	254,309
Asciano	70,022	314,603
ASX	12,681	389,369
Australia & New Zealand Banking Group	214,080	4,878,193
Bendigo & Adelaide Bank	31,170	238,270
BHP Billiton	256,699	8,363,736
Boral	60,110	183,252
Brambles	135,168	857,528
Caltex Australia	11,842	165,444
Campbell Brothers	5,811	325,871
Centro Retail Australia	100,279	203,590
CFS Retail Property Trust	143,966	287,426
Coca-Cola Amatil	48,151	661,905
Cochlear	4,358	296,051
Commonwealth Bank of Australia	126,041	6,904,618
Computershare	34,596	264,516
Crown	35,003	306,184
CSL	42,104	1,708,311
Dexus Property Group	371,672	355,759
Echo Entertainment Group	54,513	240,419
=†Echo Entertainment Group Placement Shares	10,902	47,771
Farifax Media	184,130	105,653
Fortescue Metals Group	103,023	526,564
Goodman Group	121,982	462,014
GPT Group	104,326	352,992
@=†GPT Group In-Specie	160,069	0
Harvey Norman Holdings	40,722	81,905
Iluka Resources	34,560	408,009
Incitec Pivot	136,966	404,762
Insurance Australia Group	176,513	633,271
Leighton Holdings	12,089	203,680
Lend Lease Group	43,302	322,135
†Lynas	134,215	118,819
Macquarie Group	27,785	750,523
Metcash	63,613	220,442
Mirvac Group	262,891	345,535
National Australia Bank	179,086	4,363,384
Newcrest Mining	62,086	1,445,233
Orica	30,555	778,518
Origin Energy	88,966	1,120,764
OZ Minerals	25,012	204,125
†Qantas Airways	92,082	102,328
QBE Insurance Group	94,981	1,313,092
QR National	124,471	436,142
Ramsay Health Care	10,694	248,550
Rio Tinto	35,208	2,067,558
Santos	78,404	863,756
Sonic Healthcare	26,649	348,646

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Australia (continued)
SP AusNet	113,495	$118,979
Stockland	195,819	621,693
Suncorp Group	107,045	894,738
Sydney Airport	28,538	85,077
TABCORP Holdings	62,314	187,969
Tatts Group	111,927	301,699
Telstra	355,278	1,346,514
Toll Holdings	53,291	219,178
Transurban Group	110,953	648,268
Wesfarmers	65,906	2,029,289
Wesfarmers PPS	11,584	376,750
Westfield Group	177,756	1,740,988
Westfield Retail Trust	243,971	715,823
Westpac Banking	243,849	5,326,305
Whitehaven Coal	33,690	144,880
Woodside Petroleum	52,214	1,673,743
Woolworths	98,618	2,715,568
WorleyParsons	16,780	435,849

		67,460,328

Austria–0.26%
Andritz	5,732	294,638
†Erste Group Bank	14,270	270,890
=†IMMOEAST	13,053	0
†IMMOFINANZ	81,028	257,711
OMV	12,340	387,921
Raiffeisen Bank International	3,424	112,053
Telekom Austria	27,172	266,955
Verbund	4,573	104,708
Vienna Insurance Group	2,788	112,653
Voestalpine	9,047	240,179

		2,047,708

Belgium–1.07%
Ageas	172,236	341,890
Anheuser-Busch InBev	64,162	5,056,416
*†Anhueser-Busch InBev VVPR Strip	1,896	2
Belgacom	11,868	337,346
Colruyt	5,806	258,914
Delhaize Group	7,641	279,782
Groupe Bruxelles Lambert	6,090	413,206
KBC Groep	13,468	284,690
Mobistar	2,160	73,881
Solvay Class A	4,460	440,152
Telenet Group Holding	4,465	195,293
UCB	7,900	398,898
Umicore	8,870	409,927

		8,490,397

Bermuda–0.12%
Seadrill	26,901	958,084

		958,084

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
☐China–0.12%
†Foxconn International Holdings	203,000	$74,161
Sands China	180,668	581,214
Wynn Macau	118,753	280,222

		935,597

Denmark–1.08%
A.P. Moller-Maersk Class A	45	279,990
A.P. Moller-Maersk Class B	98	642,386
Carlsberg Class B	7,988	630,268
Coloplast Class B	1,746	313,821
†Danske Bank	48,562	674,962
DSV	15,965	316,430
Novo Nordisk Class B	32,547	4,718,668
Novozymes Class B	17,380	450,511
TDC	40,700	282,741
Tryg	2,515	141,324
†William Demant Holding	1,946	174,854

		8,625,955

Finland–0.65%
Elisa	9,307	187,336
Fortum	32,725	621,192
Kesko Class B	4,611	120,487
Kone Class B	11,597	700,076
Metso	9,948	342,849
Neste Oil	10,581	119,016
Nokia	277,525	565,903
Nokian Renkaat	8,877	337,065
Orion Class B	6,739	127,586
Pohjola Bank Class A	10,906	127,215
Sampo Class A	31,018	804,409
Stora Enso Class R	45,931	282,656
UPM-Kymmene	39,197	443,226
Wartsila	13,000	425,721

		5,204,737

France–8.45%
Accor	11,497	360,129
Aeroports de Paris	2,647	200,122
Air Liquide	23,510	2,686,697
†Alcatel-Lucent	173,360	285,208
Alstom	17,625	557,387
Arkema	5,517	361,583
AtoS	4,431	264,872
AXA	143,063	1,911,737
BIC	2,573	265,675
BNP Paribas	81,249	3,131,172
Bouygues	14,542	390,045
Bureau Veritas	4,285	381,030
Cap Gemini	11,242	413,590
Carrefour	48,031	886,526
Casino Guichard Perrachon	4,377	384,565
Christian Dior	4,617	634,686
Cie de Saint-Gobain	31,403	1,159,812

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
France (continued)
†Cie Generale de Geophysique-Veritas	11,009	$284,621
Cie Generale des Etablissements Michelin Class B	14,835	970,178
Cie Generale d’Optique Essilor International	16,518	1,533,852
CNP Assurances	14,374	175,487
†Credit Agricole	84,415	372,315
Danone	46,370	2,880,487
Dassault Systemes	4,715	442,177
Edenred	14,870	421,372
EDF	18,045	401,319
Eurazeo	2,408	92,687
Eutelsat Communications	9,799	301,304
Fonciere Des Regions	1,613	115,922
France Telecom	149,931	1,970,496
GDF Suez	99,897	2,381,293
Gecina	2,100	187,127
Groupe Eurotunnel	42,024	341,435
ICADE	1,604	121,259
Iliad	1,776	257,062
Imerys	2,382	121,383
JCDecaux	5,086	112,111
Klepierre	6,648	218,384
Lafarge	15,764	703,686
Lagardere	9,001	251,142
Legrand	20,009	678,825
L’Oreal	19,373	2,265,759
LVMH Moet Hennessy Louis Vuitton	20,370	3,098,761
Natixis	66,673	179,516
Pernod-Ricard	17,152	1,833,303
†Peugeot	17,548	172,983
PPR	6,318	900,123
Publicis Groupe	12,442	568,769
Remy Cointreau	1,756	192,841
Renault	16,267	649,301
Rexel	8,465	144,527
Safran	18,058	670,319
Sanofi	96,164	7,276,534
Schneider Electric	42,015	2,334,335
SCOR	12,848	311,332
†Societe Generale	56,998	1,335,999
Sodexo	7,988	621,700
Suez Enviornnement	22,099	237,516
Technip	7,934	826,491
Thales	7,583	250,425
Total	169,052	7,605,546
Unibail-Rodamco	7,174	1,320,949
Vallourec	7,742	316,210
Veolia Environnement	26,300	332,897
Vinci	36,797	1,718,966
Vivendi	104,248	1,936,179
Wendel	3,011	222,866
Zodiac	2,687	273,216

		67,208,123

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Germany–7.15%
Adidas	17,085	$1,224,086
Allianz	36,475	3,667,240
Axel Springer	2,992	128,492
BASF	73,314	5,095,633
Bayer	66,083	4,759,827
Bayerische Motoren Werke	26,762	1,935,868
Beiersdorf	7,372	477,701
Brenntag	3,358	371,460
Celesio	6,726	110,046
†Commerzbank	265,341	450,470
Continental	5,846	487,116
Daimler	72,689	3,265,183
Deutsche Bank	74,690	2,694,634
Deutsche Boerse	15,571	839,707
Deutsche Lufthansa	20,320	234,813
Deutsche Post	69,270	1,225,095
Deutsche Telekom	226,205	2,478,003
E.ON	144,644	3,124,273
Fraport	2,449	131,807
Fresenius	10,188	1,054,384
Fresenius Medical Care	16,444	1,160,906
GEA Group	13,540	360,723
Hannover Rueckversicherung	5,227	311,229
HeidelbergCement	10,241	491,450
Henkel	9,526	528,386
†Hochtief	1,964	95,162
Hugo Boss	1,632	161,616
Infineon Technologies	80,096	541,871
K+S	12,611	577,093
†Kabel Deutschland Holding	6,883	428,761
Lanxess	6,478	409,779
Linde	13,802	2,148,599
MAN	3,330	340,431
Merck	4,906	489,732
Metro	9,834	286,636
Muenchener Rueckversicherungs Class R	14,494	2,044,276
RWE	39,767	1,625,548
Salzgitter	2,699	111,057
SAP	73,550	4,353,402
Siemens	65,646	5,513,652
Suedzucker	4,645	164,712
ThyssenKrupp	28,176	458,778
United Internet	8,011	137,658
Volkswagen	2,293	346,352
Wacker Chemie	1,070	73,679

		56,917,326

Greece–0.04%
†Coca-Cola Hellenic Bottling	15,104	267,482
OPAP	14,109	88,271

		355,753

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
■Hong Kong–2.87%
AIA Group	822,400	$2,840,620
ASM Pacific Technology	16,100	205,796
Bank of East Asia	97,241	350,478
BOC Hong Kong Holdings	306,500	943,547
Cathay Pacific Airways	96,000	155,639
Cheung Kong Holdings	114,000	1,407,479
Cheung Kong Infrastructure Holdings	36,000	217,937
CLP Holdings	147,500	1,253,581
First Pacific	154,000	159,737
†Galaxy Entertainment Group	132,000	332,094
Hang Lung Group	67,000	414,272
Hang Lung Properties	189,000	646,497
Hang Seng Bank	63,600	874,372
Henderson Land Development	73,529	408,779
HKT Trust	4,434	3,481
Hong Kong & China Gas	432,526	918,815
Hong Kong Exchanges & Clearing	79,870	1,149,231
Hopewell Holdings	52,000	148,865
Hutchison Whampoa	174,000	1,509,259
Hysan Development	51,589	196,647
Kerry Properties	57,031	245,414
Li & Fung	472,000	913,910
Lifestyle International Holdings	49,000	107,972
Link REIT	170,647	699,458
MGM China Holdings	74,795	114,687
MTR	110,339	378,778
New World Development	267,288	314,960
Noble Group	293,395	262,116
NWS Holdings	124,250	181,724
Orient Overseas International	17,000	83,377
PCCW	257,000	94,782
Power Assets Holdings	115,500	866,734
Shangri-La Asia	110,166	211,609
Sino Land	232,183	352,562
SJM Holdings	173,591	325,270
Sun Hung Kai Properties	127,725	1,518,516
Swire Pacific Class A	57,500	668,774
Wharf Holdings	127,000	706,242
Wheelock	77,000	292,586
Wing Hang Bank	16,913	164,457
Yue Yuen Industrial Holdings	66,000	207,508

		22,848,562

Ireland–0.30%
CRH	56,632	1,084,492
†Elan	38,303	561,492
=†Irish Bank Resolution	3,965	0
James Hardie Industries CDI	35,002	288,675
Kerry Group Class A	10,932	479,043

		2,413,702

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Israel–0.54%
Bank Hapoalim	81,753	$252,130
†Bank Leumi Le-Israel	91,010	222,341
Bezeq Israeli Telecommunication	136,418	145,142
Delek Group	167	24,865
Elbit Systems	504	17,354
Israel	107	60,510
Israel Chemicals	33,642	372,222
†Mizrahi Tefahot Bank	5,265	41,077
†NICE Systems	5,301	194,113
Teva Pharmaceutical Industries	75,626	2,980,947

		4,310,701

Italy–1.97%
Assicurazioni Generali	91,368	1,238,304
Atlantia	25,816	329,361
Autogrill	9,142	82,910
†Banca Monte Dei Paschi Siena	504,275	125,666
†Banco Popolare	119,588	160,498
Enel	511,009	1,649,258
Enel Green Power	145,132	229,884
ENI	192,260	4,082,817
Exor	4,891	105,101
†Fiat	59,549	300,104
Fiat Industrial	67,378	662,916
†Finmeccanica	26,558	107,338
Intesa Sanpaolo	826,113	1,175,252
Intesa Sanpaolo RSP	75,644	86,088
Luxottica Group	9,484	331,022
Mediaset	47,568	83,273
Mediobanca	47,035	207,336
Pirelli & C	16,813	177,247
Prysmian	17,754	264,704
Saipem	19,622	873,473
Snam	117,610	526,678
Telecom Italia	691,235	682,742
Telecom Italia RSP	454,161	367,878
Terna Rete Elettrica Nazionale	94,076	339,801
†Unicredit	316,559	1,199,746
Unione di Banche Italiane SCpA	75,046	245,085

		15,634,482

Japan–21.20%
ABC-Mart	1,500	56,123
Advantest	13,900	217,291
Aeon	44,900	559,592
Aeon Credit Service	8,200	152,107
Aeon Mall	6,500	138,505
Air Water	13,000	157,623
Aisin Seiki	14,400	481,361
Ajinomoto	50,000	695,880
Alfresa Holdings	3,700	196,553
All Nippon Airways	72,000	203,981
Amada	29,000	171,588

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Japan (continued)
Aozora Bank	54,000	$128,595
Asahi Glass	75,000	505,965
Asahi Group Holdings	28,900	620,898
Asahi Kasei	94,000	509,538
Asics	12,200	154,764
Astellas Pharma	35,000	1,527,355
Bank of Kyoto	26,000	196,996
Bank of Yokohama	92,000	434,988
Benesse Holdings	5,600	250,731
Bridgestone	53,300	1,223,987
Brother Industries	18,600	212,952
Canon	90,800	3,623,875
Casio Computer	22,900	150,156
Central Japan Railway	124	976,608
Chiba Bank	58,000	348,384
Chiyoda	14,000	171,533
Chubu Electric Power	53,600	869,159
Chugai Pharmaceutical	17,300	327,961
Chugoku Bank	14,000	182,449
Chugoku Electric Power	22,600	372,737
Chuo Mitsui Trust Holdings	261,460	781,405
Citizen Holdings	25,900	151,898
Coca-Cola West	3,600	62,771
Cosmo Oil	57,000	145,080
Credit Saison	11,900	264,585
Dai Nippon Printing	42,000	329,026
Daicel	25,000	153,790
Daido Steel	24,000	149,557
Daihatsu Motor	15,000	262,608
Dai-ichi Life Insurance	708	819,962
Daiichi Sankyo	55,800	940,891
Daikin Industries	17,600	495,657
Dainippon Sumitomo Pharma	13,400	136,912
Daito Trust Construction	5,400	511,877
Daiwa House Industry	42,000	595,766
Daiwa Securities Group	125,000	471,091
Dena	7,500	197,412
Denki Kagaku Kogyo	40,000	139,828
Denso	38,400	1,312,167
Dentsu	13,700	406,078
East Japan Railway	26,700	1,676,525
Eisai	20,900	915,231
Electric Power Development	9,100	239,141
FamilyMart	5,100	233,422
FANUC	15,400	2,531,469
Fast Retailing	4,200	840,385
Fuji Electric	43,000	104,893
Fuji Heavy Industries	46,000	372,695
FUJIFILM Holdings	38,800	735,112
Fujitsu	156,000	746,571
Fukuoka Financial Group	61,000	238,201
Furkukawa Electric	52,000	122,994
Gree	6,000	119,355

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Japan (continued)
GS Yuasa	29,000	$132,587
Gunma Bank	32,000	151,403
Hachijuni Bank	34,000	176,737
Hakuhodo DY Holdings	2,140	142,013
Hamamatsu Photonics	5,700	193,377
Hankyu Hanshin Holdings	90,000	454,501
Hino Motors	25,000	180,946
Hirose Electric	2,500	247,477
Hisamitsu Pharmaceutical	4,900	241,151
Hitachi	365,000	2,250,532
Hitachi Chemical	9,400	148,090
Hitachi Construction Machinery	8,900	168,087
Hitachi High-Technologies	5,700	140,357
Hitachi Metals	15,000	179,011
Hokkaido Electric Power	15,700	202,907
Hokuriku Electric Power	13,300	207,107
Honda Motor	130,300	4,546,889
HOYA	36,200	797,487
Ibiden	10,300	186,577
Idemitsu Kosan	1,800	161,463
IHI	106,000	226,733
Inpex	168	943,572
Isetan Mitsukoshi Holdings	29,100	309,169
Isuzu Motors	90,000	482,074
ITOCHU	118,800	1,248,666
ITOCHU Techno-Solutions	1,500	72,396
Iyo Bank	20,000	159,718
J Front Retailing	40,000	201,062
Japan Petroleum Exploration	2,700	102,800
Japan Prime Realty Investment	57	160,442
Japan Real Estate Investment	42	385,088
Japan Retail Fund Investment	129	204,627
Japan Steel Works	26,000	143,551
Japan Tobacco	70,200	2,079,720
JFE Holdings	38,800	649,400
JGC	16,000	463,862
Joyo Bank	55,000	250,265
JS Group	20,000	422,084
JSR	14,100	244,658
JTEKT	17,800	184,295
Jupiter Telecommunications	159	162,113
JX Holdings	185,710	957,152
Kajima	67,000	196,707
Kamigumi	20,000	159,102
Kaneka	27,000	149,323
Kansai Electric Power	62,600	750,732
Kansai Paint	18,000	192,885
Kao	43,100	1,188,629
Kawasaki Heavy Industries	110,000	301,669
†Kawasaki Kisen Kaisha	67,000	133,085
KDDI	212	1,367,593
Keikyu	36,000	327,542
Keio	45,000	326,159

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Japan (continued)
Keisei Electric Railway	23,000	$194,293
Keyence	3,644	901,427
Kikkoman	14,000	173,058
Kinden	16,000	104,790
Kintetsu	122,000	486,412
Kirin Holdings	72,000	848,595
Kobe Steel	191,000	229,763
Koito Manufacturing	9,000	126,107
Komatsu	73,100	1,744,995
Konami	7,300	165,409
Konica Minolta Holdings	37,500	295,423
Kubota	91,000	840,967
Kuraray	26,300	340,834
Kurita Water Industries	9,000	208,179
Kyocera	12,600	1,090,404
Kyowa Hakko Kirin	21,000	216,282
Kyushu Electric Power	37,100	440,128
Lawson	4,800	335,671
Mabuchi Motor	2,700	107,628
Makita	8,600	301,684
Marubeni	137,000	912,817
Marui Group	20,900	159,850
Maruichi Steel Tube	3,600	77,487
†Mazda Motor	209,000	284,606
McDonald’s Holdings Japan	6,100	171,692
Medipal Holdings	14,100	199,728
MEIJI Holdings	4,234	194,427
Miraca Holdings	4,800	199,288
Mitsubishi	109,600	2,215,486
Mitsubishi Chemical Holdings	100,500	443,034
Mitsubishi Electric	153,000	1,280,069
Mitsubishi Estate	98,000	1,758,199
Mitsubishi Gas Chemical	31,000	176,235
Mitsubishi Heavy Industries	250,000	1,016,291
Mitsubishi Logistics	11,000	116,311
Mitsubishi Materials	90,000	260,990
†Mitsubishi Motors	295,000	297,474
Mitsubishi Tanabe Pharma	17,400	250,206
Mitsubishi UFJ Financial Group	1,017,800	4,876,156
Mitsubishi UFJ Lease & Finance	4,740	197,163
Mitsui	135,700	2,016,482
Mitsui Chemicals	70,000	175,293
Mitsui Fudosan	66,000	1,280,587
Mitsui OSK Lines	88,000	317,228
Mizuho Financial Group	1,833,820	3,097,769
MS&AD Insurance Group Holdings	42,454	742,745
Murata Manufacturing	16,800	883,690
Nabtesco	7,900	176,202
Namco Bandai Holdings	15,600	213,933
†NEC	198,000	308,086
†Nexon	8,500	166,400
NGK Insulators	20,000	221,471
NGK Spark Plug	13,000	171,710

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Japan (continued)
NHK Spring	14,200	$153,343
Nidec	9,100	691,908
Nikon	28,300	861,473
Nintendo	8,800	1,027,673
Nippon Building Fund	45	435,090
Nippon Electric Glass	31,000	185,149
Nippon Express	66,000	272,540
Nippon Meat Packers	15,000	198,549
Nippon Paper Group	8,500	134,940
Nippon Steel	422,000	957,166
Nippon Telegraph & Telephone	34,300	1,599,427
Nippon Yusen	117,000	309,447
Nishi-Nippon City Bank	56,000	135,962
Nissan Motor	194,400	1,845,970
Nisshin Seifun Group	15,000	175,609
Nisshin Steel	82,000	115,095
Nissin Food Holdings	4,800	182,530
Nitori Holdings	2,900	274,221
Nitto Denko	12,400	531,275
NKSJ Holdings	27,875	593,399
NOK	9,500	202,837
Nomura Holdings	279,700	1,045,670
Nomura Real Estate Holdings	8,500	155,655
Nomura Real Estate Office Fund	26	146,673
Nomura Research Institute	8,200	180,445
NSK	37,000	239,741
NTN	39,000	122,769
NTT Data	97	297,718
NTT DoCoMo	1,194	1,986,819
NTT Urban Development	138	111,646
Obayashi	51,000	223,959
Odakyu Electric Railway	47,000	467,288
OJI Paper	65,000	249,050
†Olympus	16,400	265,755
Omron	15,600	330,588
Ono Pharmaceutical	6,300	395,889
Oracle Japan	3,800	163,563
Oriental Land	3,800	434,506
ORIX	8,730	813,600
Osaka Gas	140,000	586,561
Otsuka	1,700	144,726
Otsuka Holdings	28,500	874,814
Panasonic	174,400	1,425,687
Rakuten	54,100	559,322
Resona Holdings	140,600	579,213
Ricoh	51,000	430,418
Rinnai	2,600	179,404
Rohm	7,400	285,155
Sankyo	3,400	165,917
Sanrio	3,200	116,666
Santen Pharmaceutical	6,200	254,787
SBI Holdings	1,857	137,990
Secom	17,500	802,535

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Japan (continued)
Sega Sammy Holdings	16,200	$329,532
Seiko Epson	10,900	110,614
Sekisui Chemical	34,000	315,886
Sekisui House	44,000	415,450
Seven & I Holdings	59,000	1,778,576
Seven Bank	33,200	85,257
Sharp	75,000	382,121
Shikoku Electric Power	13,900	295,477
Shimadzu	21,000	181,713
Shimamura	1,800	208,000
Shimano	5,800	380,264
Shimizu	47,000	163,059
Shin-Etsu Chemical	32,200	1,773,190
Shinsei Bank	149,000	181,274
Shionogi	22,800	310,007
Shiseido	27,000	426,049
Shizuoka Bank	44,000	452,724
Showa Denko	119,000	231,196
Showa Shell Sekiyu	18,000	110,501
SMC	4,500	780,200
Softbank	71,400	2,657,771
Sojitz	110,200	182,332
Sony	77,100	1,102,473
Sony Financial Holdings	14,700	239,929
Square Enix Holdings	4,900	77,178
Stanley Electric	11,900	184,805
†Sumco	10,800	98,244
Sumitomo	88,900	1,243,872
Sumitomo Chemical	118,000	362,715
Sumitomo Electric Industries	63,000	785,035
Sumitomo Heavy Industries	44,000	198,130
Sumitomo Metal Industries	252,000	415,701
Sumitomo Metal Mining	39,000	439,495
Sumitomo Mitsui Financial Group	107,600	3,554,557
Sumitomo Realty & Development	27,000	664,103
Sumitomo Rubber Industries	15,100	196,677
Suruga Bank	17,000	174,117
Suzuken	5,900	199,163
Suzuki Motor	29,700	609,827
Sysmex	6,000	237,287
T&D Holdings	43,800	466,597
Taiheiyo Cement	88,000	202,068
Taisei	82,000	219,785
Taisho Pharmaceutical Holdings	3,000	253,700
Taiyo Nippon Sanso	22,000	128,540
Takashimaya	22,000	169,094
Takeda Pharmaceutical	63,500	2,883,018
TDK	9,400	382,659
Teijin	73,000	222,224
Terumo	13,000	534,258
THK	9,800	185,268
Tobu Railway	78,000	410,075
Toho	9,400	162,620
Toho Gas	33,000	204,807

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Japan (continued)
†Tohoku Electric Power	34,200	$343,634
Tokio Marine Holdings	57,100	1,432,816
†Tokyo Electric Power	108,400	209,818
Tokyo Electron	14,400	675,287
Tokyo Gas	188,000	960,872
Tokyu	86,000	404,829
Tokyu Land	39,000	193,587
TonenGeneral Sekiyu	23,000	204,508
Toppan Printing	43,000	287,231
Toray Industries	122,000	831,903
Toshiba	318,000	1,210,422
Tosoh	43,000	117,269
TOTO	24,000	178,955
Toyo Seikan Kaisha	12,300	149,275
Toyo Suisan Kaisha	7,000	186,669
Toyoda Gosei	6,100	140,623
Toyota Boshoku	3,100	37,673
Toyota Industries	13,700	392,792
Toyota Motor	219,600	8,863,543
Toyota Tsusho	16,600	317,318
Trend Micro	8,200	241,575
Tsumura	5,400	143,007
Ube Industries	84,000	195,383
Unicharm	8,600	489,523
Ushio	9,700	120,227
USS	1,980	213,645
West Japan Railway	12,700	522,452
Yahoo Japan	1,114	360,672
Yakult Honsha	8,200	321,120
Yamada Denki	6,200	317,430
Yamaguchi Financial Group	17,000	149,925
Yamaha	13,200	135,836
Yamaha Motor	21,600	206,832
Yamato Holdings	29,800	479,831
Yamato Kogyo	3,200	89,115
Yamazaki Baking	10,000	130,954
Yaskawa Electric	19,000	144,756
Yokogawa Electric	18,000	186,091

		168,696,060

Luxembourg–0.34%
ArcelorMittal	73,736	1,127,635
Millicom International Cellular SDR	4,555	429,631
SES FDR	24,157	570,914
Tenaris	34,698	609,930

		2,738,110

Mexico–0.04%
Fresnillo	13,560	310,594

		310,594

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Netherlands–2.57%
AEGON	132,863	$615,896
Akzo Nobel	17,415	819,274
ASML Holding	34,019	1,746,324
Corio	5,768	253,840
†DE Master Blenders 1753	47,092	530,760
Delta Lloyd	7,998	111,177
EADS	32,027	1,136,168
Fugro CVA	5,622	340,876
Gemalto	6,237	447,768
Heineken	17,102	891,425
Heineken Holding	7,212	322,892
†ING Groep CVA	309,443	2,073,636
Koninklijke Ahold	77,860	964,057
Koninklijke Boskalis Westminster	4,965	163,763
Koninklijke DSM	11,869	584,881
Koninklijke KPN	106,733	1,020,137
Koninklijke Philips Electronics	81,908	1,613,352
Koninklijke Vopak	5,971	382,824
†QIAGEN	20,177	337,708
Randstad Holding	9,376	276,349
Reed Elsevier	52,941	603,713
†SBM Offshore	15,346	212,576
TNT Express	23,195	271,970
Unilever CVA	130,247	4,349,070
Wolters Kluwer	24,660	391,915

		20,462,351

New Zealand–0.10%
Auckland International Airport	61,298	120,199
Contact Energy	17,471	67,586
Fletcher Building	54,903	259,822
Skycity Entertainment Group	32,242	88,063
Telecom New Zealand	155,544	296,115

		831,785

Norway–0.69%
Aker Solutions	11,252	159,433
DNB	72,187	716,778
Gjensidige Forsikring	13,849	161,129
Norsk Hydro	72,232	325,284
Orkla	58,255	422,157
Statoil	90,015	2,143,698
Telenor	55,022	918,577
=Veripos	2,125	5,711
Yara International	14,045	613,767

		5,466,534

Portugal–0.15%
†Banco Espirito Santo Class R	107,855	73,712
EDP	143,580	339,507
Galp Energia	18,926	239,838
Jeronimo Martins	17,812	301,013
Portugal Telecom	50,970	223,134

		1,177,204

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Singapore–1.78%
Ascendas Real Estate Investment Trust	151,000	$257,558
CapitaLand	195,000	420,384
CapitaMall Trust	196,000	296,832
CapitaMalls Asia	87,000	108,502
City Developments	38,000	338,675
ComfortDelGro	168,000	205,696
Cosco Singapore	48,000	37,694
DBS Group Holdings	150,514	1,662,269
Fraser & Neave	70,000	389,717
Genting Singapore	447,800	502,974
†Global Logistic Properties	147,000	244,681
Golden Agri-Resources	520,137	277,748
Hutchison Port Holdings Trust	408,400	291,928
Jardine Cycle & Carriage	8,000	294,802
Keppel	117,815	965,049
Keppel Land	69,523	178,880
†Neptune Orient Lines	69,750	61,545
OCBC Bank	209,728	1,466,373
Olam International	107,532	155,719
SembCorp Industries	77,000	315,117
SembCorp Marine	67,000	255,708
Singapore Airlines	41,000	338,034
Singapore Exchange	65,000	326,498
Singapore Press Holdings	117,000	361,373
Singapore Technologies Engineering	119,000	293,321
Singapore Telecommunications	646,000	1,691,452
StarHub	58,000	157,180
United Overseas Bank	103,544	1,537,338
UOL Group	35,000	137,176
Wilmar International	143,000	412,257
Yangzijiang Shipbuilding Holdings	173,000	138,716

		14,121,196

Spain–2.57%
Abertis Infraestructuras	31,332	423,255
Acciona	1,760	105,165
Acerinox	7,991	89,516
ACS	11,501	246,251
Amadeus IT Holding	22,823	483,323
Banco de Sabadell	166,082	322,397
†Banco de Valencia	109	20
Banco Popular Espanol	81,623	184,545
Banco Santander	747,830	4,944,938
†Bankia	71,000	83,042
BBVA	380,923	2,719,125
CaixaBank	74,194	241,457
†Distribuidora Internacional de Alimentacion	41,108	193,195
Enagas	13,727	250,356
Ferrovial	29,684	334,619
Gas Natural SDG	24,785	318,093

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Spain (continued)
Grifols	12,426	$314,667
Iberdrola	316,029	1,491,395
Inditex	17,674	1,826,084
Mapfre	51,669	105,067
Red Electrica	8,391	366,070
Repsol YPF	60,839	977,569
Telefonica	328,489	4,322,174
Zardoya Otis	11,487	127,643

		20,469,966

Sweden–2.94%
Alfa Laval	25,478	436,304
Assa Abloy Class B	27,674	772,373
Atlas Copco Class A	52,802	1,135,675
Atlas Copco Class B	29,247	556,981
Boliden	21,401	298,451
Electrolux Class B	18,765	373,213
Elekta	7,215	329,502
Ericsson LM Class B	242,811	2,220,354
Getinge Class B	15,281	378,969
Hennes & Mauritz Class B	76,393	2,740,443
Hexagon Class B	19,918	341,691
Holmen Class B	5,522	150,262
Husqvarna Class B	36,803	173,480
Industrivarden Class C	9,357	120,485
Investor Class B	33,937	647,586
Kinnevik Investment Class B	15,809	317,137
†Lundin Petroleum	16,110	301,408
Modern Times Group Class B	3,031	140,211
Nordea Bank	213,087	1,835,296
Ratos Class B	15,278	144,986
Sandvik	82,553	1,058,099
Scania Class B	24,865	425,867
Securitas Class B	28,130	218,600
Skandinaviska Enskilda Banken Class A	105,466	684,545
Skanska Class B	30,282	463,786
SKF Class B	31,463	619,835
SSAB Class A	16,314	135,516
Svenska Cellulosa Class B	43,218	648,040
Svenska Handelsbanken Class A	40,064	1,316,365
Swedbank Class A	67,436	1,061,763
Swedish Match	15,930	641,692
Tele2 Class B	23,857	369,433
TeliaSonera	177,509	1,133,393
Volvo Class A	1,259	14,474
Volvo Class B	106,784	1,220,201

		23,426,416

Switzerland–8.21%
†ABB	176,590	2,882,182
†Actelion	8,730	358,933
†Adecco	10,048	446,644

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Switzerland (continued)
†Aryzta	6,891	$342,853
Baloise Holding	3,911	258,274
Banque Cantonale Vaudoise	237	125,549
†Barry Callebaut	131	119,128
Cie Financiere Richemont Class A	42,040	2,307,436
†Credit Suisse Group	94,161	1,722,142
†GAM Holding	13,541	151,111
†Geberit	2,780	548,202
†Givaudan	611	599,422
†Holcim	18,847	1,043,787
†Julius Baer Group	15,124	548,115
†Kuehne & Nagel International Class R	4,051	428,995
†Lindt & Spruengli Class R	9	330,378
†Lindt & Spruengli PC	62	191,532
†Lonza Group	4,710	195,878
Nestle	262,162	15,638,679
Novartis	182,989	10,226,846
Pargesa Holding Bearer Shares	1,885	112,176
Partners Group Holding	966	171,733
Roche Holding	55,904	9,652,398
Schindler Holding	1,728	194,788
Schindler Holding PC	3,683	411,611
SGS	405	759,043
Sika Bearer Shares	161	310,763
Sonova Holding	3,827	370,009
STMicrolectronics	49,401	268,707
Straumann Holding Class R	600	88,211
Sulzer	2,105	249,468
Swatch Group	2,541	1,003,885
Swatch Group Bearer Shares	3,807	264,747
†Swiss Life Holding	2,364	222,720
†Swiss Prime Site	3,852	321,164
†Swiss Re	28,540	1,798,455
Swisscom	1,720	692,663
Syngenta	7,613	2,605,024
†Transocean	28,617	1,282,751
†UBS	291,537	3,410,180
†Zurich Insurance Group	11,848	2,677,989

		65,334,571

United Kingdom–22.49%
3i Group	75,122	232,278
Aberdeen Asset Management	67,596	275,309
Admiral Group	16,475	307,319
Aggreko	21,524	699,953
AMEC	25,841	407,356
Anglo American	106,265	3,492,322
Antofagasta	32,356	553,460
ARM Holdings	107,164	848,992
Associated British Foods	26,894	541,126
AstraZeneca	102,063	4,560,810
Aviva	229,336	981,975
Babcock International Group	27,622	369,937

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
United Kingdom (continued)
BAE Systems	256,409	$1,162,427
Balfour Beatty	61,466	287,397
Barclays	900,835	2,301,787
BG Group	271,047	5,548,553
BHP Billiton	168,696	4,794,596
BP	1,509,676	10,081,594
British American Tobacco	156,788	7,970,843
British Land	70,273	562,693
British Sky Broadcasting Group	88,992	970,150
BT Group	607,489	2,012,868
Bunzl	25,686	419,818
Burberry Group	35,331	735,596
Capita	53,602	550,776
Capital Shopping Centres Group	50,019	252,681
Carnival	13,895	475,062
Centrica	403,860	2,019,219
Cobham	92,433	336,734
Compass Group	148,737	1,561,246
Croda International	10,653	378,491
Diageo	199,832	5,150,502
Eurasian Natural Resources	25,450	166,097
Evraz	26,374	108,159
Experian	79,474	1,121,196
G4S	106,569	465,745
GKN	118,948	337,228
GlaxoSmithKline	401,762	9,125,345
Glencore International	112,549	521,895
Hammerson	55,717	386,951
HSBC Holdings	1,431,228	12,611,343
ICAP	43,171	228,507
IMI	25,278	330,224
Imperial Tobacco Group	80,302	3,093,795
Inmarsat	39,208	302,568
Intercontinental Hotels Group	22,480	541,177
†International Consolidated Airlines Group	21,402	53,565
†International Consolidated Airlines Group (London Stock Exchange)	60,078	150,669
=International Power	113,200	740,155
Intertek Group	12,439	521,126
Invensys	73,495	256,140
Investec	44,821	261,642
ITV	284,266	342,044
Johnson Matthey	16,281	564,604
Kazakhmys	16,595	188,146
Kingfisher	190,041	857,251
Ladbrokes	6	15
Land Securities Group	65,638	760,454
Legal & General Group	469,733	939,094
†Lloyds Banking Group	3,245,139	1,585,228
London Stock Exchange Group	16,494	260,378
Lonmin	14,754	179,470
Man Group	141,844	169,721
Marks & Spencer Group	130,003	662,948

LVIP SSgA International Index Fund–12

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
United Kingdom (continued)
Meggitt	57,283	$346,611
National Grid	277,920	2,945,310
Next	13,061	655,800
Old Mutual	388,419	923,732
Pearson	64,497	1,279,693
Petrofac	19,966	435,790
Prudential	198,599	2,302,685
Randgold Resources	7,067	634,471
Reckitt Benckiser Group	52,126	2,755,134
Reed Elsevier	98,017	785,596
Resolution	108,251	332,987
Rexam	66,948	441,838
Rio Tinto	107,514	5,109,294
†Rolls-Royce Holdings	146,282	1,971,489
†Royal Bank of Scotland Group	169,278	573,383
Royal Dutch Shell Class A	298,184	10,046,380
Royal Dutch Shell Class B	211,999	7,403,558
RSA Insurance Group	286,254	485,926
SABMiller	76,652	3,075,275
Sage Group	101,911	443,531
Sainsbury (J.)	93,601	442,358
Schroders	10,499	220,061
Segro	67,680	230,578
Serco Group	38,738	325,313
Severn Trent	18,331	475,180
Shire	44,323	1,275,127
Smith & Nephew	72,444	724,595
Smiths Group	29,619	470,375
SSE	73,587	1,605,287
Standard Chartered	190,635	4,141,028
Standard Life	198,517	726,833
Subsea 7	21,254	420,026
Tate & Lyle	39,292	399,034
TESCO	644,395	3,131,546
TUI Travel	41,949	111,518
Tullow Oil	71,367	1,649,422
Unilever	102,852	3,453,016
United Utilities Group	51,295	543,360
Vedanta Resources	10,630	152,361
Vodafone Group	3,962,868	11,138,296
Weir Group	15,946	383,166
Whitbread	14,300	454,655
WM Morrison Supermarkets	187,468	782,237
Wolseley	21,874	815,276
WPP	99,645	1,209,627
Xstrata	161,742	2,033,583

		178,939,091

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
United States–0.02%
Sims Metal Management	13,534	$134,078

		134,078

Total Common Stock (Cost $755,516,563)		765,519,411

rPREFERRED STOCK–0.47%
Germany–0.47%
Bayerische Motoren Werke 5.99%	4,603	226,962
Henkel 1.45%	13,233	878,896
ProSiebenSat.1 Media 6.53%	5,778	129,470
Porsche Automobil Holding 1.87%	11,265	560,120
RWE 6.47%	2,960	109,865
Volkswagen 2.24%	11,698	1,852,485

Total Preferred Stock (Cost $3,354,062)		3,757,798

rRIGHTS–0.01%
Italy–0.00%
Fiat–Preference	59,549	3
Fiat–Savings	59,549	1

		4

Spain–0.01%
Repsol	60,839	42,636

		42,636

Total Rights (Cost $0)		42,640

rWARRANT–0.00%
Singapore–0.00%
†Golden Agri-Resources CW12 exercise price SGD 0.54, expiration date 7/23/12	6,343	626

Total Warrant (Cost $0)		626

SHORT-TERM INVESTMENT–1.13%
Money Market Mutual Fund–1.13%
Dreyfus Treasury & Agency Cash Management Fund	8,970,981	8,970,981

Total Short-Term Investment (Cost $8,970,981)		8,970,981

LVIP SSgA International Index Fund–13

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–97.81% (Cost $767,841,606)	$778,291,456
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.19%	17,428,151

NET ASSETS APPLICABLE TO 112,365,501 SHARES OUTSTANDING–100.00%	$795,719,607

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND STANDARD CLASS ($592,802,381 / 83,695,557 Shares)	$7.083

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND SERVICE CLASS ($202,917,226 / 28,669,944 Shares)	$7.078

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unauthorization–no par)	$806,839,436
Undistributed net investment income	18,485,410
Accumulated net realized loss	(41,209,076)
Net unrealized appreciation of investments and derivatives	11,603,837

Total net assets	$795,719,607

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $793,637, which represented 0.10% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

†	Non income producing security.

*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

«	Includes foreign currency valued at $13,276,402 with a cost of $13,277,269 and $1,330,430 pledged as collateral for futures contracts.

The	following futures contract was outstanding at June 30, 2012.[1]

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
365 EMINI MSCI EAFE Index	$24,820,671	$25,984,350	9/22/12	$1,163,679

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

PPS–Partially Protected Shares

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

SGD–Singapore Dollar

VVPR Strip–Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–14

LVIP SSgA International Index Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP SSgA International Index Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$19,123,847
Foreign tax withheld	(1,556,531)

17,567,316

EXPENSES:
Management fees	1,543,197
Distribution expenses-Service Class	264,391
Accounting and administration expenses	167,807
Index fees	140,682
Pricing fees	86,315
Custodian fees	51,277
Reports and statements to shareholders	30,106
Professional fees	17,503
Trustees’ fees	9,486
Other	5,381

2,316,145
Less expenses waived/reimbursed	(143,173)

Total operating expenses	2,172,972

NET INVESTMENT INCOME	15,394,344

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,921,989)
Foreign currencies	(337,708)
Foreign currency exchange contracts	202,671
Futures contracts	(1,156,268)

Net realized loss	(15,213,294)

Net change in unrealized appreciation (depreciation) of:
Investments	21,036,734
Foreign currencies	83,103
Futures contracts	937,483

Net change in unrealized appreciation (depreciation)	22,057,320

NET REALIZED AND UNREALIZED GAIN	6,844,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,238,370

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,394,344	$14,040,174
Net realized loss	(15,213,294)	(20,594,587)
Net change in unrealized appreciation (depreciation)	22,057,320	(61,201,840)

Net increase (decrease) in net assets resulting from operations	22,238,370	(67,756,253)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,310,507)
Service Class	—	(2,535,183)

	—	(9,845,690)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	190,018,959	531,380,932
Service Class	15,172,774	48,281,177
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	7,310,507
Service Class	—	2,535,183

	205,191,733	589,507,799

Cost of shares repurchased:
Standard Class	(108,184,325)	(181,741,870)
Service Class	(34,341,040)	(29,012,844)

	(142,525,365)	(210,754,714)

Increase in net assets derived from capital share transactions	62,666,368	378,753,085

NET INCREASE IN NET ASSETS	84,904,738	301,151,142
NET ASSETS:
Beginning of period	710,814,869	409,663,727

End of period (including undistributed net investment income of $18,485,410 and $3,226,103, respectively)	$795,719,607	$710,814,869

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–15

LVIP SSgA International Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund Standard Class

	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended			5/1/08[2] to 12/31/08
		12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$6.851	$7.932	$7.511	$5.959	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.145	0.201	0.163	0.157	0.116
Net realized and unrealized gain (loss)	0.087	(1.180)	0.364	1.502	(4.098)

Total from investment operations	0.232	(0.979)	0.527	1.659	(3.982)

Less dividends and distributions from:
Net investment income	—	(0.102)	(0.106)	(0.107)	(0.059)

Total dividends and distributions	—	(0.102)	(0.106)	(0.107)	(0.059)

Net asset value, end of period	$7.083	$6.851	$7.932	$7.511	$5.959

Total return[4]	3.39%	(12.38% )	7.05%	27.85%	(39.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$592,803	$497,414	$187,470	$111,877	$26,176
Ratio of expenses to average net assets	0.49%	0.54%	0.54%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.53%	0.58%	0.64%	0.73%	1.58%
Ratio of net investment income to average net assets	4.06%	2.71%	2.22%	2.37%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.02%	2.67%	2.12%	2.09%	1.40%
Portfolio turnover	6%	19%	4%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–16

LVIP SSgA International Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund Service Class

	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended			5/1/08[2] to 12/31/08
		12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$6.855	$7.934	$7.514	$5.964	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.136	0.189	0.145	0.141	0.104
Net realized and unrealized gain (loss)	0.087	(1.186)	0.362	1.499	(4.094)

Total from investment operations	0.223	(0.997)	0.507	1.640	(3.990)

Less dividends and distributions from:
Net investment income	—	(0.082)	(0.087)	(0.090)	(0.046)

Total dividends and distributions	—	(0.082)	(0.087)	(0.090)	(0.046)

Net asset value, end of period	$7.078	$6.855	$7.934	$7.514	$5.964

Total return[4]	3.25%	(12.59% )	6.78%	27.53%	(39.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$202,917	$213,401	$222,194	$113,217	$34,891
Ratio of expenses to average net assets	0.74%	0.79%	0.79%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.83%	0.89%	0.98%	1.83%
Ratio of net investment income to average net assets	3.81%	2.46%	1.97%	2.12%	2.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.77%	2.42%	1.87%	1.84%	1.15%
Portfolio turnover	6%	19%	4%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–17

LVIP SSgA International Index Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP SSgA International Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund

LVIP SSgA International Index Fund–18

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund.

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2013 as follows: 0.03% of the first $500 million of average daily net assets of the Fund; and 0.05% of the average daily net assets of the Fund in excess of $500 million. The agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and the LIAC.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $30,864 and $4,101, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$222,609
Distribution fees payable to LFD	39,578

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $113,641,037 and sales of $42,620,467 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $790,678,872. At June 30, 2012, net unrealized depreciation was $12,387,416, of which $82,413,991 related to unrealized appreciation of investments and $94,801,407 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSgA International Index Fund–19

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$—	$764,725,774	$793,637	$765,519,411
Other	—	3,801,060	4	3,801,064
Short-Term Investment	8,970,981	—	—	8,970,981

Total	$8,970,981	$768,526,834	$793,641	$778,291,456

Futures Contract	$1,163,679	$—	$—	$1,163,679

As a result of international fair value pricing at June 30, 2012, the majority of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $684,030,183 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$9,845,690

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$806,839,436
Undistributed ordinary income	19,408,258
Capital loss carryforwards as of 12/31/11	(7,811,358)
Realized losses 1/1/12–6/30/12	(11,257,104)
Unrealized depreciation	(11,459,625)

Net assets	$795,719,607

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts and tax treatment of unrealized gain on passive foreign investment companies.

LVIP SSgA International Index Fund–20

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(135,037)	$135,037

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in futures years, will expire as follows: $56,183 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2011, short-term losses of $1,181,422 and long-term losses of $6,573,753 carried forward under the Act.

For the six months ended June 30, 2012, the Fund had capital losses of $11,257,104, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	26,724,901	72,094,006
Service Class	2,153,880	6,450,469
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,040,345
Service Class	—	360,521

	28,878,781	79,945,341

Shares repurchased:
Standard Class	(15,634,250)	(24,165,092)
Service Class	(4,616,535)	(3,683,659)

	(20,250,785)	(27,848,751)

Net increase	8,627,996	52,096,590

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2012.

LVIP SSgA International Index Fund–21

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$999,592	$636,778
Futures contracts (average notional value)	27,356,334	—

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA International Index Fund–22

LVIP SSgA S&P 500 Index Fund

LVIP SSgA S&P 500 Index Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP SSgA S&P 500 Index Fund

LVIP SSgA S&P 500 Index Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,093.20	0.26%	$1.35
Service Class Shares	1,000.00	1,091.80	0.51%	2.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.57	0.26%	$1.31
Service Class Shares	1,000.00	1,022.33	0.51%	2.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	95.10%
Aerospace & Defense	2.41%
Air Freight & Logistics	0.94%
Airlines	0.05%
Auto Components	0.23%
Automobiles	0.36%
Beverages	2.67%
Biotechnology	1.37%
Building Products	0.04%
Capital Markets	1.74%
Chemicals	2.22%
Commercial Banks	2.82%
Commercial Services & Supplies	0.39%
Communications Equipment	1.74%
Computers & Peripherals	5.38%
Construction & Engineering	0.14%
Construction Materials	0.04%
Consumer Finance	0.90%
Containers & Packaging	0.13%
Distributors	0.07%
Diversified Consumer Services	0.08%
Diversified Financial Services	2.72%
Diversified Telecommunication Services	2.85%
Electric Utilities	1.97%
Electrical Equipment	0.49%
Electronic Equipment, Instruments & Components	0.41%
Energy Equipment & Services	1.56%
Food & Staples Retailing	2.29%
Food Products	1.67%
Gas Utilities	0.10%
Health Care Equipment & Supplies	1.71%
Health Care Providers & Services	1.92%
Health Care Technology	0.09%
Hotels, Restaurants & Leisure	1.82%
Household Durables	0.23%
Household Products	2.00%
Independent Power Producers & Energy Traders	0.09%
Industrial Conglomerates	2.38%
Insurance	3.39%
Internet & Catalog Retail	0.99%
Internet Software & Services	1.76%
IT Services	3.70%
Leisure Equipment & Products	0.12%
Life Sciences Tools & Services	0.39%
Machinery	2.01%
Media	3.24%
Metals & Mining	0.71%
Multiline Retail	0.77%
Multi-Utilities	1.37%

Security Type/Sector	Percentage of Net Assets
Office Electronics	0.08%
Oil, Gas & Consumable Fuels	8.68%
Paper & Forest Products	0.14%
Personal Products	0.15%
Pharmaceuticals	5.90%
Professional Services	0.10%
Real Estate Investment Trusts	2.05%
Real Estate Management & Development	0.04%
Road & Rail	0.82%
Semiconductors & Semiconductor Equipment	2.19%
Software	3.58%
Specialty Retail	1.94%
Textiles, Apparel & Luxury Goods	0.57%
Thrift & Mortgage Finance	0.06%
Tobacco	1.94%
Trading Companies & Distributors	0.18%
Wireless Telecommunication Services	0.21%
Short-Term Investments	5.05%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	4.22%
Exxon Mobil	3.09%
Microsoft	1.77%
International Business Machines	1.74%
General Electric	1.71%
AT&T	1.62%
Chevron	1.61%
Johnson & Johnson	1.44%
Wells Fargo	1.37%
Coca-Cola	1.36%
Total	19.93%

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–95.10%
Aerospace & Defense–2.41%
Boeing	125,518	$9,325,987
General Dynamics	60,694	4,003,376
Goodrich	20,583	2,611,983
Honeywell International	129,001	7,203,416
L-3 Communications Holdings	16,979	1,256,616
Lockheed Martin	44,308	3,858,341
Northrop Grumman	41,189	2,627,446
Precision Castparts	24,460	4,023,425
Raytheon	56,246	3,182,961
Rockwell Collins	24,467	1,207,446
Textron	46,249	1,150,213
United Technologies	152,000	11,480,561

		51,931,771

Air Freight & Logistics–0.94%
Expeditors International of Washington	33,871	1,312,501
FedEx	52,640	4,822,350
Robinson (C.H.) Worldwide	27,825	1,628,597
United Parcel Service Class B	159,991	12,600,892

		20,364,340

Airlines–0.05%
Southwest Airlines	127,462	1,175,200

		1,175,200

Auto Components–0.23%
†Borg Warner	19,200	1,259,328
†Goodyear Tire & Rubber	38,880	459,173
Johnson Controls	113,655	3,149,380

		4,867,881

Automobiles–0.36%
Ford Motor	632,346	6,064,198
Harley-Davidson	37,393	1,709,982

		7,774,180

Beverages–2.67%
Beam	26,693	1,668,046
Brown-Forman Class B	16,441	1,592,311
Coca-Cola	375,230	29,339,233
Coca-Cola Enterprises	50,609	1,419,076
†Constellation Brands Class A	29,250	791,505
Dr Pepper Snapple Group	34,900	1,526,875
Molson Coors Brewing Class B	25,560	1,063,552
†Monster Beverage	25,400	1,808,480
PepsiCo	260,425	18,401,631

		57,610,709

Biotechnology–1.37%
†Alexion Pharmaceuticals	32,100	3,187,530
Amgen	130,296	9,516,820
†Biogen Idec	39,869	5,756,286

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Celgene	73,401	$4,709,408
†Gilead Sciences	125,489	6,435,076

		29,605,120

Building Products–0.04%
Masco	56,927	789,577

		789,577

Capital Markets–1.74%
Ameriprise Financial	37,306	1,949,612
Bank of New York Mellon	198,534	4,357,821
BlackRock	21,675	3,680,849
†E Trade Financial	40,355	324,454
Federated Investors Class B	16,790	366,862
Franklin Resources	23,164	2,570,972
Goldman Sachs Group	82,216	7,881,226
Invesco	72,200	1,631,720
Legg Mason	18,533	488,715
Morgan Stanley	253,706	3,701,571
Northern Trust	41,317	1,901,408
Schwab (Charles)	176,493	2,282,054
¤State Street	81,399	3,633,651
T. Rowe Price Group	42,678	2,687,007

		37,457,922

Chemicals–2.22%
Air Products & Chemicals	35,904	2,898,530
Airgas	11,400	957,714
CF Industries Holdings	10,730	2,078,830
Dow Chemical	198,113	6,240,560
duPont (E.I.) deNemours	155,063	7,841,535
Eastman Chemical	22,848	1,150,854
Ecolab	48,739	3,340,084
FMC	23,200	1,240,736
International Flavors & Fragrances	13,472	738,266
Monsanto	89,166	7,381,161
Mosaic	49,000	2,683,240
PPG Industries	25,833	2,741,398
Praxair	49,733	5,407,469
Sherwin-Williams	13,940	1,844,959
Sigma-Aldrich	19,554	1,445,627

		47,990,963

Commercial Banks–2.82%
BB&T	118,178	3,645,791
Comerica	33,161	1,018,374
Fifth Third Bancorp	155,137	2,078,836
First Horizon National	47,495	410,832
Huntington Bancshares	145,946	934,054
KeyCorp	155,444	1,203,137
M&T Bank	21,521	1,776,989
PNC Financial Services Group	88,023	5,379,086

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Banks (continued)
Regions Financial	237,133	$1,600,648
SunTrust Banks	91,562	2,218,547
U.S. Bancorp	317,272	10,203,468
Wells Fargo	887,298	29,671,244
Zions Bancorp	31,721	616,022

		60,757,028

Commercial Services & Supplies–0.39%
Avery Dennison	18,273	499,584
Cintas	18,926	730,733
Donnelley (R.R.) & Sons	33,711	396,778
Iron Mountain	28,700	945,952
Pitney Bowes	34,468	515,986
Republic Services	51,640	1,366,394
†Stericycle	13,800	1,265,046
Waste Management	78,374	2,617,692

		8,338,165

Communications Equipment–1.74%
Cisco Systems	892,374	15,322,062
†F5 Networks	13,000	1,294,280
Harris	19,900	832,815
†JDS Uniphase	39,602	435,622
†Juniper Networks	85,193	1,389,498
Motorola Solutions	48,162	2,317,074
QUALCOMM	285,563	15,900,147

		37,491,498

Computers & Peripherals–5.38%
†Apple	155,898	91,044,432
†Dell	247,841	3,102,969
†EMC	352,077	9,023,734
Hewlett-Packard	327,529	6,586,608
Lexmark International Class A	12,634	335,812
†NetApp	59,903	1,906,113
†SanDisk	41,204	1,503,122
Seagate Technology	63,000	1,557,990
†Western Digital	37,400	1,139,952

		116,200,732

Construction & Engineering–0.14%
Fluor	27,320	1,347,969
†Jacobs Engineering Group	21,170	801,496
†Quanta Services	36,200	871,334

		3,020,799

Construction Materials–0.04%
Vulcan Materials	21,279	844,989

		844,989

Consumer Finance–0.90%
American Express	167,740	9,764,146
Capital One Financial	96,610	5,280,703

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Discover Financial Services	89,890	$3,108,396
SLM	84,092	1,321,085

		19,474,330

Containers & Packaging–0.13%
Ball	26,572	1,090,780
Bemis	18,034	565,186
†Owens-Illinois	26,100	500,337
Sealed Air	34,403	531,182

		2,687,485

Distributors–0.07%
Genuine Parts	25,344	1,526,976

		1,526,976

Diversified Consumer Services–0.08%
†Apollo Group Class A	19,315	699,010
Block (H&R)	49,656	793,503
DeVry	9,800	303,506

		1,796,019

Diversified Financial Services–2.72%
Bank of America	1,795,574	14,687,796
Citigroup	488,668	13,394,390
CME Group	11,301	3,029,911
†IntercontinentalExchange	11,844	1,610,547
JPMorgan Chase	633,447	22,633,062
Leucadia National	32,871	699,166
Moody’s	32,008	1,169,892
Nasdaq OMX Group	18,900	428,463
NYSE Euronext	42,056	1,075,792

		58,729,019

Diversified Telecommunication Services–2.85%
AT&T	978,617	34,897,482
CenturyLink	103,267	4,078,014
Frontier Communications	159,654	611,475
Verizon Communications	472,849	21,013,410
Windstream	94,064	908,658

		61,509,039

Electric Utilities–1.97%
American Electric Power	81,651	3,257,875
†Duke Energy	222,789	5,137,514
Edison International	54,621	2,523,490
Entergy	30,293	2,056,592
Exelon	141,877	5,337,413
FirstEnergy	70,454	3,465,632
NextEra Energy	70,049	4,820,072
Northeast Utilities	52,298	2,029,685
Pepco Holdings	38,254	748,631
Pinnacle West Capital	17,353	897,844

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
PPL	95,359	$2,651,934
Progress Energy	48,542	2,920,772
Southern	144,289	6,680,581

		42,528,035

Electrical Equipment–0.49%
Cooper Industries	27,300	1,861,314
Emerson Electric	121,528	5,660,774
Rockwell Automation	23,046	1,522,419
Roper Industries	16,500	1,626,570

		10,671,077

Electronic Equipment, Instruments & Components–0.41%
Amphenol Class A	27,100	1,488,332
Corning	256,956	3,322,442
FLIR Systems	26,200	510,900
Jabil Circuit	30,931	628,827
Molex	23,845	570,849
TE Connectivity	72,900	2,326,239

		8,847,589

Energy Equipment & Services–1.56%
Baker Hughes	71,823	2,951,925
†Cameron International	41,690	1,780,580
Diamond Offshore Drilling	11,700	691,821
†FMC Technologies	38,700	1,518,201
Halliburton	153,308	4,352,414
Helmerich & Payne	17,300	752,204
†Nabors Industries	47,794	688,234
National Oilwell Varco	71,115	4,582,651
†Noble	40,300	1,310,959
†Rowan	21,210	685,719
Schlumberger	222,182	14,421,833

		33,736,541

Food & Staples Retailing–2.29%
Costco Wholesale	71,581	6,800,195
CVS Caremark	214,721	10,033,912
Kroger	94,977	2,202,517
Safeway	41,296	749,522
Sysco	97,891	2,918,131
Walgreen	143,379	4,241,151
Wal-Mart Stores	287,287	20,029,649
Whole Foods Market	26,621	2,537,514

		49,512,591

Food Products–1.67%
Archer-Daniels-Midland	109,922	3,244,897
Campbell Soup	29,960	1,000,065
ConAgra Foods	70,281	1,822,386
†Dean Foods	33,698	573,877
General Mills	108,766	4,191,842

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Heinz (H.J.)	53,516	$2,910,200
Hershey	24,495	1,764,375
Hormel Foods	22,100	672,282
Kellogg	42,171	2,080,295
Kraft Foods Class A	295,680	11,419,161
McCormick	21,823	1,323,565
Mead Johnson Nutrition	34,609	2,786,371
Smucker (J.M.)	18,453	1,393,571
Tyson Food Class A	49,382	929,863

		36,112,750

Gas Utilities–0.10%
AGL Resources	18,000	697,500
ONEOK	34,000	1,438,540

		2,136,040

Health Care Equipment & Supplies–1.71%
Bard (C.R.)	13,690	1,470,854
Baxter International	91,702	4,873,961
Becton Dickinson	34,477	2,577,156
†Boston Scientific	240,439	1,363,289
†CareFusion	36,157	928,512
Covidien	80,100	4,285,350
DENTSPLY International	23,500	888,535
†Edwards Lifesciences	19,300	1,993,690
†Intuitive Surgical	6,700	3,710,393
Medtronic	172,433	6,678,330
St. Jude Medical	53,515	2,135,784
Stryker	54,131	2,982,618
†Varian Medical Systems	18,525	1,125,764
Zimmer Holdings	29,506	1,899,006

		36,913,242

Health Care Providers & Services–1.92%
Aetna	58,610	2,272,310
AmerisourceBergen	40,620	1,598,397
Cardinal Health	57,415	2,411,430
CIGNA	47,070	2,071,080
Coventry Health Care	24,148	767,665
†DaVita	15,400	1,512,434
†Express Scripts	133,404	7,447,945
Humana	26,582	2,058,510
†Laboratory Corporation America Holdings	16,017	1,483,334
McKesson	39,592	3,711,750
Patterson	15,576	536,905
Quest Diagnostics	27,266	1,633,233
†Tenet Healthcare	63,468	332,572
UnitedHealth Group	173,786	10,166,482
WellPoint	54,670	3,487,399

		41,491,446

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology–0.09%
†Cerner	24,300	$2,008,638

		2,008,638

Hotels, Restaurants & Leisure–1.82%
Carnival	76,973	2,637,865
†Chipotle Mexican Grill	5,300	2,013,735
Darden Restaurants	21,838	1,105,658
International Game Technology	50,667	798,005
Marriott International Class A	43,427	1,702,338
McDonald’s	169,291	14,987,333
Starbucks	125,682	6,701,364
Starwood Hotels & Resorts Worldwide	33,044	1,752,654
Wyndham Worldwide	24,969	1,316,865
Wynn Resorts	12,900	1,337,988
Yum Brands	76,403	4,921,881

		39,275,686

Household Durables–0.23%
D.R. Horton	44,259	813,480
Harman International Industries	12,720	503,712
Leggett & Platt	24,581	519,397
Lennar Class A	27,607	853,332
Newell Rubbermaid	48,994	888,751
†Pulte Group	57,895	619,477
Whirlpool	12,482	763,399

		4,961,548

Household Products–2.00%
Clorox	21,231	1,538,398
Colgate-Palmolive	79,259	8,250,862
Kimberly-Clark	64,972	5,442,704
Procter & Gamble	455,744	27,914,321

		43,146,285

Independent Power Producers & Energy Traders–0.09%
†AES	104,656	1,342,736
†NRG Energy	39,000	677,040

		2,019,776

Industrial Conglomerates–2.38%
3M	116,257	10,416,627
General Electric	1,768,516	36,855,874
Tyco International	77,800	4,111,730

		51,384,231

Insurance–3.39%
ACE	56,900	4,217,997
AFLAC	76,791	3,270,529
Allstate	82,558	2,896,960
†American International Group	106,619	3,421,404
Aon	54,722	2,559,895
Assurant	13,744	478,841

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
†Berkshire Hathaway Class B	292,602	$24,382,524
Chubb	45,063	3,281,488
Cincinnati Financial	27,439	1,044,603
†Genworth Financial	90,094	509,932
Hartford Financial Services Group	71,343	1,257,777
¤Lincoln National	49,183	1,075,632
Loews	49,410	2,021,363
Marsh & McLennan	92,550	2,982,887
MetLife	176,726	5,451,997
Principal Financial Group	50,182	1,316,274
Progressive	101,012	2,104,080
Prudential Financial	78,080	3,781,414
Torchmark	17,306	874,818
Travelers	64,724	4,131,980
Unum Group	48,236	922,755
XL Group	52,877	1,112,532

		73,097,682

Internet & Catalog Retail–0.99%
†Amazon.com	60,034	13,708,764
Expedia	16,114	774,600
†NetFlix	9,700	664,159
†priceline.com	8,310	5,522,161
†TripAdvisor	16,114	720,135

		21,389,819

Internet Software & Services–1.76%
†Akamai Technologies	29,697	942,880
†eBay	192,709	8,095,705
†Google Class A	42,426	24,610,050
VeriSign	26,759	1,165,890
†Yahoo	205,586	3,254,426

		38,068,951

IT Services–3.70%
Accenture Class A	106,700	6,411,603
Automatic Data Processing	81,245	4,522,097
†Cognizant Technology Solutions Class A	50,881	3,052,860
Computer Sciences	26,021	645,841
Fidelity National Information Services	39,614	1,350,045
†Fiserv	22,851	1,650,299
International Business Machines	192,540	37,656,974
MasterCard Class A	17,600	7,569,936
Paychex	55,354	1,738,669
SAIC	47,700	578,124
†Teradata	28,832	2,076,192
Total System Services	27,843	666,283
Visa Class A	83,400	10,310,742
Western Union	100,482	1,692,117

		79,921,782

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Equipment & Products–0.12%
Hasbro	20,377	$690,169
Mattel	54,908	1,781,216

		2,471,385

Life Sciences Tools & Services–0.39%
Agilent Technologies	58,388	2,291,145
†Life Technologies	28,666	1,289,683
PerkinElmer	17,941	462,878
Thermo Fisher Scientific	61,985	3,217,641
†Waters	14,759	1,172,898

		8,434,245

Machinery–2.01%
Caterpillar	109,286	9,279,475
Cummins	32,052	3,106,159
Danaher	95,772	4,987,806
Deere	66,090	5,344,698
Dover	29,720	1,593,289
Eaton	55,534	2,200,812
Flowserve	9,200	1,055,700
Illinois Tool Works	79,604	4,210,256
Ingersoll-Rand	48,900	2,062,602
Joy Global	16,800	953,064
PACCAR	59,948	2,349,362
Pall	19,206	1,052,681
Parker Hannifin	24,729	1,901,166
Snap-on	10,137	631,028
Stanley Black & Decker	28,244	1,817,784
Xylem	29,477	741,936

		43,287,818

Media–3.24%
Cablevision Systems Class A	38,200	507,678
CBS Class B	107,959	3,538,896
Comcast Class A	449,268	14,363,098
†DIRECTV Class A	110,254	5,382,600
†Discovery Communications Class A	43,000	2,322,000
Disney (Walt)	297,859	14,446,161
Gannett	41,571	612,341
Interpublic Group	68,776	746,220
McGraw-Hill	47,601	2,142,045
News Class A	348,932	7,777,694
Omnicom Group	46,479	2,258,879
Scripps Networks Interactive Class A	15,456	878,828
Time Warner	158,925	6,118,613
Time Warner Cable	51,991	4,268,461
Viacom Class B	88,740	4,172,555
Washington Post Class B	933	348,774

		69,884,843

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining–0.71%
Alcoa	181,484	$1,587,985
Allegheny Technologies	17,797	567,546
Cliffs Natural Resources	23,000	1,133,670
Freeport-McMoRan Copper & Gold	157,920	5,380,335
Newmont Mining	82,330	3,993,828
Nucor	53,501	2,027,688
Tittanium Metals	16,784	189,827
United States Steel	24,174	497,984

		15,378,863

Multiline Retail–0.77%
†Big Lots	11,606	473,409
†Dollar Tree	39,200	2,108,960
Family Dollar Stores	19,567	1,300,814
Kohl’s	38,831	1,766,422
Macy’s	70,350	2,416,523
Nordstrom	26,384	1,311,021
Penney (J.C.)	22,599	526,783
†Sears Holdings	6,703	400,169
Target	109,594	6,377,274

		16,681,375

Multi-Utilities–1.37%
Ameren	38,710	1,298,333
CenterPoint Energy	73,641	1,522,159
CMS Energy	42,804	1,005,894
Consolidated Edison	48,135	2,993,516
Dominion Resources	95,175	5,139,450
DTE Energy	29,231	1,734,275
Integrys Energy Group	13,353	759,385
NiSource	45,158	1,117,661
PG&E	70,534	3,193,074
Public Service Enterprise Group	83,329	2,708,193
SCANA	19,100	913,744
Sempra Energy	39,765	2,739,013
TECO Energy	36,647	661,845
Wisconsin Energy	37,500	1,483,875
Xcel Energy	80,950	2,299,790

		29,570,207

Office Electronics–0.08%
Xerox	222,995	1,754,971

		1,754,971

Oil, Gas & Consumable Fuels–8.68%
†Alpha Natural Resources	36,400	317,044
Anadarko Petroleum	83,161	5,505,258
Apache	64,973	5,710,477
Cabot Oil & Gas	33,400	1,315,960
Chesapeake Energy	111,701	2,077,639
Chevron	329,400	34,751,700
ConocoPhillips	210,921	11,786,265

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy	36,028	$1,089,487
†Denbury Resources	64,200	970,062
Devon Energy	67,304	3,902,959
EOG Resources	44,820	4,038,730
EQT	23,800	1,276,394
Exxon Mobil	780,022	66,746,483
Hess	49,265	2,140,564
Kinder Morgan	82,829	2,668,750
Marathon Oil	115,508	2,953,540
Marathon Petroleum	56,454	2,535,914
Murphy Oil	33,202	1,669,729
†Newfield Exploration	21,300	624,303
Noble Energy	30,254	2,566,144
Occidental Petroleum	135,805	11,647,995
Peabody Energy	42,912	1,052,202
†Phillips 66	105,310	3,500,504
Pioneer Natural Resources	20,300	1,790,663
QEP Resources	28,554	855,763
Range Resources	27,552	1,704,642
†Southwestern Energy	59,300	1,893,449
Spectra Energy	107,300	3,118,138
Sunoco	16,866	801,135
†Tesoro	22,842	570,136
Valero Energy	93,294	2,253,050
Williams	102,905	2,965,722
†WPX Energy	29,601	478,944

		187,279,745

Paper & Forest Products–0.14%
International Paper	73,618	2,128,297
MeadWestvaco	28,543	820,611

		2,948,908

Personal Products–0.15%
Avon Products	68,538	1,111,001
Estee Lauder Companies Class A	37,970	2,054,936

		3,165,937

Pharmaceuticals–5.90%
Abbott Laboratories	262,084	16,896,555
Allergan	51,371	4,755,413
Bristol-Myers Squibb	282,960	10,172,412
†Forest Laboratories	43,991	1,539,245
†Hospira	26,864	939,703
Johnson & Johnson	458,556	30,980,043
Lilly (Eli)	169,781	7,285,303
Merck	506,235	21,135,311
†Mylan	68,898	1,472,350
Perrigo	15,600	1,839,708
Pfizer	1,245,529	28,647,167
†Watson Pharmaceutical	21,914	1,621,417

		127,284,627

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–0.10%
Dun & Bradstreet	8,500	$604,945
Equifax	20,259	944,070
Robert Half International	24,474	699,222

		2,248,237

Real Estate Investment Trusts–2.05%
American Tower	65,862	4,604,412
Apartment Investment & Management	25,382	686,075
AvalonBay Communities	15,584	2,204,824
Boston Properties	25,409	2,753,573
Equity Residential	50,962	3,177,990
HCP	70,140	3,096,681
Health Care REIT	34,900	2,034,670
Host Hotels & Resorts	116,488	1,842,840
Kimco Realty	65,451	1,245,533
Plum Creek Timber	26,775	1,062,968
ProLogis	75,400	2,505,542
Public Storage	24,116	3,482,592
Simon Property Group	50,188	7,812,264
Ventas	47,455	2,995,360
Vornado Realty Trust	30,493	2,560,802
Weyerhaeuser	92,060	2,058,462

		44,124,588

Real Estate Management & Development–0.04%
†CBRE Group	55,153	902,303

		902,303

Road & Rail–0.82%
CSX	173,113	3,870,807
Norfolk Southern	54,376	3,902,566
Ryder System	9,505	342,275
Union Pacific	79,852	9,527,141

		17,642,789

Semiconductors & Semiconductor Equipment–2.19%
†Advanced Micro Devices	97,983	561,443
Altera	53,936	1,825,194
Analog Devices	51,057	1,923,317
Applied Materials	215,762	2,472,633
†Broadcom Class A	83,786	2,831,967
†First Solar	8,870	133,582
Intel	837,190	22,311,113
KLA-Tencor	27,121	1,335,709
†Lam Research	32,936	1,243,005
Linear Technology	36,678	1,149,122
†LSI	96,787	616,533
Microchip Technology	30,741	1,016,912
†Micron Technology	160,684	1,013,916
†NVIDIA	104,358	1,442,228
†Teradyne	32,863	462,054

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments	189,660	$5,441,345
Xilinx	42,654	1,431,895

		47,211,968

Software–3.58%
†Adobe Systems	83,019	2,687,325
†Autodesk	37,037	1,295,925
†BMC Software	27,775	1,185,437
CA	59,404	1,609,254
†Citrix Systems	31,527	2,646,376
†Electronics Arts	53,352	658,897
Intuit	49,110	2,914,679
Microsoft	1,247,874	38,172,467
Oracle	646,139	19,190,328
†Red Hat	33,100	1,869,488
†salesforce.com	23,300	3,221,458
†Symantec	118,427	1,730,218

		77,181,852

Specialty Retail–1.94%
Abercrombie & Fitch	14,532	496,122
†AutoNation	7,735	272,891
†AutoZone	4,289	1,574,792
†Bed Bath & Beyond	38,612	2,386,222
Best Buy	44,720	937,331
†CarMax	36,400	944,216
GameStop Class A	24,044	441,448
Gap	55,718	1,524,444
Home Depot	255,093	13,517,379
Limited Brands	39,765	1,691,205
Lowe’s	195,747	5,567,045
†O’Reilly Automotive	20,700	1,734,039
Ross Stores	36,900	2,305,143
Staples	113,245	1,477,847
Tiffany & Co	20,328	1,076,368
TJX Companies	123,282	5,292,496
†Urban Outfitters	18,800	518,692

		41,757,680

Textiles, Apparel & Luxury Goods–0.57%
Coach	47,462	2,775,578
†Fossil	8,100	619,974
NIKE Class B	60,732	5,331,055
Ralph Lauren	11,058	1,548,783
VF	14,631	1,952,507

		12,227,897

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance–0.06%
Hudson City Bancorp	91,702	$584,142
People’s United Financial	61,500	714,015

		1,298,157

Tobacco–1.94%
Altria Group	340,635	11,768,939
Lorillard	21,725	2,866,614
Philip Morris International	283,811	24,765,348
Reynolds American	55,838	2,505,451

		41,906,352

Trading Companies & Distributors–0.18%
Fastenal	49,800	2,007,438
Grainger (W.W.)	10,283	1,966,521

		3,973,959

Wireless Telecommunication Services–0.21%
†Crown Castle International	43,500	2,551,710
†MetroPCS Communications	51,900	313,995
†Sprint Nextel	513,104	1,672,719

		4,538,424

Total Common Stock (Cost $1,716,892,802)		2,052,324,581

SHORT-TERM INVESTMENTS–5.05%
Money Market Mutual Fund–4.78%
Dreyfus Treasury & Agency Cash Management Fund	103,178,984	103,178,984

		103,178,984

	Principal Amount (U.S. $)
¥≠U.S. Treasury Obligations–0.27%
United States Treasury Bills
0.07% 8/9/12	$740,000	739,967
0.072% 9/6/12	5,048,000	5,047,399

		5,787,366

Total Short-Term Investments (Cost $108,966,255)		108,966,350

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.15% (Cost $1,825,859,057)	$2,161,290,931
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(3,220,477)

NET ASSETS APPLICABLE TO 221,944,572 SHARES OUTSTANDING–100.00%	$2,158,070,454

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND STANDARD CLASS ($1,705,056,906 / 175,329,314 Shares)	$9.725

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND SERVICE CLASS ($453,013,548 / 46,615,258 Shares)	$9.718

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$1,915,291,835
Undistributed net investment income	26,164,500
Accumulated net realized loss on investments	(121,553,900)
Net unrealized appreciation of investments and derivatives	338,168,019

Total net assets	$2,158,070,454

†	Non income producing security.

¥	Fully or partially pledged as collateral for futures contracts.

≠	The rate shown is the effective yield at the time of purchase.

¤	Considered an affiliated company. See Note 2 in “Notes to Financial Statements.” Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Loss During the Period	Value 6/30/12	Dividend Income
Lincoln National	$854,150	$125,840	$—	$—	$1,075,632	$7,453
State Street	3,071,582	425,773	312,713	(120,172)	3,633,651	37,824

	$3,925,732				$4,709,283

The following futures contracts were outstanding at June 30, 2012:1

Futures Contracts

Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,495 S&P 500 E-mini	$98,654,755	$101,390,900	9/22/12	$2,736,145

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP SSgA S&P 500 Index Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$20,659,740
Interest	629

20,660,369

EXPENSES:
Management fees	1,872,786
Distribution expenses–Service Class	576,518
Accounting and administration expenses	427,968
License fees	98,731
Reports and statements to shareholders	59,900
Trustees’ fees	23,665
Professional fees	22,126
Custodian fees	11,381
Pricing fees	4,605
Other	17,402

Total operating expenses	3,115,082

NET INVESTMENT INCOME	17,545,287

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(22,439,234)
Futures contracts	1,859,178

Net realized loss	(20,580,056)

Net change in unrealized appreciation (depreciation) of:
Investments	167,741,888
Futures contracts	2,420,209

Net change in unrealized appreciation (depreciation)	170,162,097

NET REALIZED AND UNREALIZED GAIN	149,582,041

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$167,127,328

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,545,287	$23,732,889
Net realized loss	(20,580,056)	(39,457,384)
Net change in unrealized appreciation (depreciation)	170,162,097	71,571,964

Net increase in net assets resulting from operations	167,127,328	55,847,469

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(12,284,234)
Service Class	—	(2,981,542)

	—	(15,265,776)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	444,834,570	965,167,811
Service Class	45,162,647	89,987,807
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	12,284,233
Service Class	—	2,981,542

	489,997,217	1,070,421,393

Cost of shares repurchased:
Standard Class	(198,097,968)	(295,075,367)
Service Class	(75,933,692)	(94,117,001)

	(274,031,660)	(389,192,368)

Increase in net assets derived from capital share transactions	215,965,557	681,229,025

NET INCREASE IN NET ASSETS	383,092,885	721,810,718
NET ASSETS:
Beginning of period	1,774,977,569	1,053,166,851

End of period (including undistributed net investment income of $26,164,500 and $8,619,213, respectively)	$2,158,070,454	$1,774,977,569

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA S&P 500 Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08[2]	12/31/07[3]
Net asset value, beginning of period	$8.896	$8.815	$7.768	$6.237	$10.318	$9.916

Income (loss) from investment operations:
Net investment income[4]	0.088	0.164	0.137	0.131	0.177	0.183
Net realized and unrealized gain (loss)	0.741	(0.001)	1.004	1.495	(4.011)	0.333

Total from investment operations	0.829	0.163	1.141	1.626	(3.834)	0.516

Less dividends and distributions from:
Net investment income	—	(0.082)	(0.094)	(0.095)	(0.170)	(0.114)
Return of capital	—	—	—	—	(0.077)	—

Total dividends and distributions	—	(0.082)	(0.094)	(0.095)	(0.247)	(0.114)

Net asset value, end of period	$9.725	$8.896	$8.815	$7.768	$6.237	$10.318

Total return[5]	9.32%	1.85%	14.73%	26.11%	(37.19% )	5.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,705,057	$1,332,511	$614,978	$478,447	$338,927	$504,728
Ratio of expenses to average net assets	0.26%	0.28%	0.30%	0.31%	0.28%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.26%	0.28%	0.30%	0.32%	0.33%	0.32%
Ratio of net investment income to average net assets	1.84%	1.85%	1.72%	1.97%	2.07%	1.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.84%	1.85%	1.72%	1.96%	2.02%	1.71%
Portfolio turnover	8%	11%	5%	21%	12%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. S&P 500 Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–12

LVIP SSgA S&P 500 Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended				4/30/07[3] to 12/31/07
		12/31/11	12/31/10	12/31/09	12/31/08[2]
Net asset value, beginning of period	$8.901	$8.820	$7.773	$6.243	$10.314	$10.412

Income (loss) from investment operations:
Net investment income[4]	0.076	0.143	0.118	0.114	0.157	0.130
Net realized and unrealized gain (loss)	0.741	(0.002)	1.003	1.494	(4.006)	(0.128)

Total from investment operations	0.817	0.141	1.121	1.608	(3.849)	0.002

Less dividends and distributions from:
Net investment income	—	(0.060)	(0.074)	(0.078)	(0.145)	(0.100)
Return of capital	—	—	—	—	(0.077)	—

Total dividends and distributions	—	(0.060)	(0.074)	(0.078)	(0.222)	(0.100)

Net asset value, end of period	$9.718	$8.901	$8.820	$7.773	$6.243	$10.314

Total return[5]	9.18%	1.60%	14.45%	25.78%	(37.34% )	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$453,013	$442,467	$438,189	$228,498	$70,614	$21,295
Ratio of expenses to average net assets	0.51%	0.53%	0.55%	0.56%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.51%	0.53%	0.55%	0.57%	0.58%	0.57%
Ratio of net investment income to average net assets	1.59%	1.60%	1.47%	1.72%	1.82%	1.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.59%	1.60%	1.47%	1.71%	1.77%	1.79%
Portfolio turnover	8%	11%	5%	21%	12%	25% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–13

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP SSgA S&P 500 Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500®” are trademarks of Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

LVIP SSgA S&P 500 Index Fund–14

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of the average daily net assets in excess of $1 billion.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National Corporation, the parent company of LIAC.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $78,721 and $10,303, respectively.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$315,355
Distribution fees payable to LFD	89,907

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $308,555,040 and sales of $159,157,223 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $1,919,006,571. At June 30, 2012, net unrealized appreciation was $242,284,360, of which $389,002,502 related to unrealized appreciation of investments and $146,718,142 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

LVIP SSgA S&P 500 Index Fund–15

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$2,052,324,581	$—	$2,052,324,581
Short-Term Investments	103,178,984	5,787,366	108,966,350

Total	$2,155,503,565	$5,787,366	$2,161,290,931

Futures Contracts	$2,736,145	$—	$2,736,145

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$15,265,776

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,915,291,835
Undistributed ordinary income	26,164,500
Realized losses 1/1/12–6/30/12	(23,137,498)
Capital loss carryforwards as of 12/31/11	(4,952,953)
Unrealized appreciation	244,704,570

Net assets	$2,158,070,454

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, return of capital from investment and market-to-market on futures contracts.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $4,952,953 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital losses of $23,137,498 which may increase the capital loss carryforwards.

LVIP SSgA S&P 500 Index Fund–16

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	46,432,561	112,006,237
Service Class	4,819,417	10,125,152
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,383,360
Service Class	—	335,532

	51,251,978	123,850,281

Shares repurchased:
Standard Class	(20,890,081)	(33,368,987)
Service Class	(7,914,242)	(10,432,892)

	(28,804,323)	(43,801,879)

Net increase	22,447,655	80,048,402

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$45,954,235	$—

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA S&P 500 Index Fund–17

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Cap Index Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Cap Index Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,082.70	0.41%	$2.12
Service Class Shares	1,000.00	1,081.40	0.66%	3.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.82	0.41%	$2.06
Service Class Shares	1,000.00	1,021.58	0.66%	3.32

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	96.49%
Aerospace & Defense	1.57%
Air Freight & Logistics	0.37%
Airlines	0.74%
Auto Components	0.76%
Automobiles	0.03%
Beverages	0.15%
Biotechnology	3.88%
Building Products	0.78%
Capital Markets	2.21%
Chemicals	1.93%
Commercial Banks	6.36%
Commercial Services & Supplies	2.29%
Communications Equipment	2.17%
Computers & Peripherals	0.75%
Construction & Engineering	0.73%
Construction Materials	0.25%
Consumer Finance	0.62%
Containers & Packaging	0.21%
Distributors	0.24%
Diversified Consumer Services	1.26%
Diversified Financial Services	0.28%
Diversified Telecommunications Services	0.74%
Electric Utilities	1.47%
Electrical Equipment	1.09%
Electronic Equipment, Instruments & Components	2.32%
Energy Equipment & Services	1.80%
Food & Staples Retailing	1.15%
Food Products	1.53%
Gas Utilities	1.05%
Health Care Equipment & Supplies	3.25%
Health Care Providers & Services	2.75%
Health Care Technology	0.65%
Hotels, Restaurants & Leisure	3.14%
Household Durables	1.03%
Household Products	0.15%
Independent Power Producers & Energy Traders	0.28%
Industrial Conglomerates	0.20%
Insurance	2.33%
Internet & Catalog Retail	0.36%
Internet Software & Services	2.34%
IT Services	1.91%
Leisure Equipment & Products	0.47%
Life Sciences Tools & Services	0.44%
Machinery	3.11%
Marine	0.03%
Media	1.19%
Metals & Mining	1.42%
Multiline Retail	0.18%

Security Type/Sector	Percentage of Net Assets
Multi-Utilities	0.44%
Oil, Gas & Consumable Fuels	3.94%
Paper & Forest Products	0.69%
Personal Products	0.29%
Pharmaceuticals	2.00%
Professional Services	1.52%
Real Estate Investment Trusts	7.14%
Real Estate Management & Development	0.15%
Road & Rail	1.26%
Semiconductors & Semiconductor Equipment	3.49%
Software	3.83%
Specialty Retail	3.40%
Textiles, Apparel & Luxury Goods	1.32%
Thrift & Mortgage Finance	1.46%
Tobacco	0.25%
Trading Companies & Distributors	0.97%
Transportation Infrastructure	0.02%
Water Utilities	0.25%
Wireless Telecommunication Services	0.11%
Closed-End Fund	0.01%
Rights	0.00%
Warrants	0.00%
Short-Term Investments	3.69%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Pharmacyclics	0.25%
Cepheid	0.24%
Questcor Pharmaceuticals	0.24%
HMS Holdings	0.24%
Vivus	0.24%
athenahealth	0.24%
Woodward Governor	0.23%
United Natural Foods	0.22%
Dril-Quip	0.22%
Alaska Air Group	0.22%
Total	2.34%

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.49%
Aerospace & Defense–1.57%
AAR	19,678	$265,259
†AeroVironment	8,746	230,107
American Science & Engineering	4,605	259,952
†API Technologies	16,300	59,984
†Astronics	5,400	152,496
Ceradyne	12,457	319,522
†CPI Aerostructures	2,800	30,800
Cubic	7,960	382,717
Curtiss-Wright	23,497	729,582
†DigitalGlobe	17,600	266,816
†Esterline Technologies	15,357	957,509
†GenCorp	30,150	196,277
†GeoEye	7,638	118,236
HEICO	26,616	1,051,864
†Hexcel	50,306	1,297,392
†KEYW Holding	10,900	109,436
†Kratos Defense & Security Solutions	17,609	102,837
†LMI Aerospace	5,100	88,638
†Moog Class A	22,912	947,411
National Presto Industries	2,544	177,495
†Orbital Sciences	29,039	375,184
SIFCO Industries	1,300	29,874
Sypris Solutions	5,300	36,941
†TASER International	30,837	161,586
†Teledyne Technologies	18,906	1,165,555

		9,513,470

Air Freight & Logistics–0.37%
†Air Transport Services Group	28,700	149,240
†Atlas Air Worldwide Holdings	13,357	581,163
Forward Air	14,648	472,691
†HUB Group Class A	18,770	679,474
†Pacer International	19,720	106,882
†Park-Ohio Holdings	5,200	98,956
†XPO Logistics	8,900	149,520

		2,237,926

Airlines–0.74%
†Alaska Air Group	36,556	1,312,360
†Allegiant Travel	7,769	541,344
†Hawaiian Holdings	25,800	167,958
†JetBlue Airways	118,384	627,435
†Republic Airways Holdings	27,047	150,111
SkyWest	26,573	173,522
†Spirit Airlines	21,000	408,660
†US Airways Group	81,500	1,086,395

		4,467,785

Auto Components–0.76%
†American Axle & Manufacturing Holdings	33,795	354,510
†Amerigon	15,506	178,164

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
Cooper Tire & Rubber	31,036	$544,371
Dana Holdings	74,600	955,626
†Dorman Products	13,000	326,170
†Drew Industries	9,695	270,006
†Exide Technologies	43,839	147,299
†Federal-Mogul Class A	9,300	102,300
†Fuel Systems Solutions	9,100	151,879
†Modine Manufacturing	23,716	164,352
Shiloh Industries	1,800	20,700
Spartan Motors	18,960	99,350
Standard Motor Products	11,100	156,288
†Stoneridge	15,755	107,292
Superior Industries International	12,614	206,491
†Tenneco	30,673	822,650
†Tower International	2,300	24,150

		4,631,598

Automobiles–0.03%
†Winnebago Industries	16,164	164,711

		164,711

Beverages–0.15%
†Boston Beer Class A	4,144	501,424
†Central European Distribution	39,000	111,540
Coca-Cola Bottling Consolidated	2,491	160,121
†Craft Brewers Alliance	5,900	48,262
†National Beverage	6,306	94,212

		915,559

Biotechnology–3.88%
†Achillion Pharmaceuticals	24,700	153,140
†Acorda Therapeutics	20,951	493,606
†Aegerion Pharmaceuticals	10,900	161,756
†Affymax	18,270	235,318
†Agenus	11,500	60,260
†Alkermes	61,847	1,049,544
†Allos Therapeutics	45,967	82,281
†Alnylam Pharmaceuticals	23,453	273,697
†AMAG Pharmaceuticals	11,219	172,773
†Amicus Therapeutics	13,600	74,800
†Anacor Pharmaceuticals	9,700	62,953
†Arena Pharmaceuticals	99,677	994,776
†ArQule	31,237	185,235
†Array BioPharma	46,695	162,032
†Astex Pharmaceuticals	47,100	98,439
†AVEO Pharmaceuticals	19,700	239,552
†BioCryst Pharmaceuticals	28,600	113,828
†BioSpecifics Technologies	1,900	35,682
†Biotime	15,400	70,840
†Celldex Therapeutics	29,700	154,143
†Cepheid	33,169	1,484,313
†ChemoCentryx	2,600	39,000

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Clovis Oncology	6,900	$149,592
†Codexis	14,562	54,462
†Coronado Biosciences	6,800	34,340
†Cubist Pharmaceuticals	32,476	1,231,165
†Curis	39,900	215,460
†Cytori Therapeutics	27,700	74,790
†Dendreon	77,800	575,720
†Discovery Laboratories	21,900	50,808
†Dusa Pharmaceuticals	12,200	63,684
†Dyax	56,700	120,771
†Dynavax Technologies	89,600	387,072
†Emergent BioSolutions	13,098	198,435
†Enzon Pharmaceuticals	19,798	136,012
†Exact Sciences	28,900	309,808
†Exelixis	75,002	414,761
†Genomic Health	7,898	263,793
†Geron	72,535	124,760
†GTx	10,700	37,771
†Halozyme Therapeutic	45,613	404,131
†Horizon Pharma	10,700	76,291
†Idenix Pharmaceuticals	37,772	389,052
†ImmunoCellular Therapeutics	20,100	75,375
†Immunogen	39,100	656,098
†Immunomedics	35,295	126,003
†Infinity Pharmaceuticals	9,800	132,888
†InterMune	33,074	395,234
†Ironwood Pharmaceuticals	38,000	523,640
†Isis Pharmaceuticals	49,846	598,152
†Keryx Biopharmaceuticals	36,900	66,420
†Lexicon Genetics	100,400	225,900
†Ligand Pharmaceuticals Class B	8,928	151,240
†MannKind	57,011	130,555
†Maxygen	13,175	78,523
†Merrimack Pharmaceuticals	7,700	56,056
†Momenta Pharmaceuticals	23,011	311,109
†Neurocrine Biosciences	33,528	265,206
†NewLink Genetics	6,400	95,872
†Novavax	54,400	84,864
†NPS Pharmaceuticals	43,300	372,813
†OncoGenex Pharmaceutical	8,300	111,552
†Oncothyreon	32,400	151,632
†Opko Health	55,800	256,680
†Orexigen Therapeutics	33,984	188,271
†Osiris Therapeutics	2,660	29,180
PDL BioPharma	69,500	460,785
†Pharmacyclics	27,500	1,501,775
†Progenics Pharmaceuticals	16,068	157,145
†Raptor Pharmaceutical	24,700	138,073
†Repligen	15,600	67,080
†Rigel Pharmaceuticals	34,927	324,821
†Sangamo Biosciences	29,400	162,288
†SciClone Pharmaceuticals	28,700	201,187

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Seattle Genetics	48,079	$1,220,726
†SIGA Technologies	19,500	55,965
†Spectrum Pharmaceuticals	30,100	468,356
†Sunesis Pharmaceuticals	14,000	40,180
†Synageva BioPharma	4,600	186,576
†Synergy Pharmaceuticals	20,800	98,800
†Syntha Pharmaceuticals	18,806	102,869
†Targacept	14,300	61,490
†Theravance	30,700	682,154
†Threshold Pharmaceuticals	22,700	167,980
†Trius Therapeutics	12,600	72,576
†Vanda Pharmaceuticals	16,100	70,840
†Verastem	4,500	45,900
†Vical	46,600	167,760
†XOMA	34,400	103,200
†ZIOPHARM Oncology	33,600	199,920

		23,552,355

Building Products–0.78%
AAON	9,954	187,633
†Ameresco Class A	9,800	116,914
†American Woodmark	5,328	91,109
Apogee Enterprises	14,311	229,978
†Builders FirstSource	22,870	108,404
†Gibraltar Industries	16,499	171,260
Griffon	24,461	209,875
Insteel Industries	9,924	110,653
†NCI Building Systems	8,251	89,358
†Nortek	3,900	195,156
†Patrick Industries	2,000	25,500
†PGT	9,900	29,997
Quanex Building Products	17,806	318,371
Simpson Manufacturing	19,975	589,462
Smith (A.O.)	19,634	959,907
†Trex	7,035	211,683
Universal Forest Products	9,928	386,993
†USG	37,400	712,470

		4,744,723

Capital Markets–2.21%
Apollo Investment	102,547	787,561
Arlington Asset Investment Class A	3,700	80,327
Artio Global Investors	16,800	58,800
BGC Partners Class A	49,723	291,874
BlackRock Kelso Capital	37,176	362,838
Calamos Asset Management Class A	10,510	120,340
Capital Southwest	1,441	148,192
†CIFC	6,900	50,853
Cohen & Steers	9,800	338,198
†Cowen Group Class A	44,177	117,511
Diamond Hill Investments Group	1,400	109,606
Duff & Phelps Class A	15,844	229,738

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Edelman Financial Group	10,159	$88,383
Epoch Holding	7,379	168,094
Evercore Partners Class A	14,423	337,354
†FBR Capital Markets	19,258	53,345
Fidus Investment	4,864	73,781
Fifth Street Finance	42,072	419,368
†Financial Engines	23,400	501,930
FXCM Class A	9,500	111,720
GAMCO Investors	3,595	159,582
GFI Group	38,892	138,456
Gladstone Capital	12,030	94,917
Gladstone Investment	12,900	95,331
Golub Capital BDC	6,493	97,986
Greenhill	14,700	524,055
†GSV Capital	9,800	91,140
†Harris & Harris Group	17,900	68,020
Hercules Technology Growth Capital	25,098	284,611
†HFF Class A	15,400	214,676
Horizon Technology Finance	3,200	52,768
†ICG Group	19,873	183,825
†International FCStone	7,080	136,998
†Investment Technology Group	21,300	195,960
JMP Group	9,700	59,946
KBW	17,547	288,648
†Knight Capital Group Class A	51,033	609,334
Kohlberg Capital	9,835	71,402
†Ladenburg Thalmann Financial Services	56,900	87,626
Main Street Capital	12,176	294,659
Manning & Napier	6,200	88,226
MCG Capital	40,301	185,385
Medallion Financial	8,600	91,332
Medley Capital	8,946	107,710
MVC Capital	13,203	170,979
New Mountain Finance	3,860	54,837
NGP Capital Resources	13,029	92,245
Oppenheimer Holdings Class A	4,600	72,312
PennantPark Investment	28,443	294,385
†Piper Jaffray	8,252	193,344
Prospect Energy	62,255	709,084
Pzena Investment Management Class A	4,184	18,535
†Safeguard Scientifics	10,358	160,342
Solar Capital	18,500	411,810
Solar Senior Capital	3,940	66,586
†Stifel Financial	27,165	839,399
†SWS Group	17,036	90,802
TCP Capital	2,900	41,934
=Teton Advisors Class B	19	0
THL Credit	5,700	76,779
TICC Capital	20,801	201,767
Triangle Capital	14,072	320,571

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
†Virtus Investment Partners	3,084	$249,804
Walter Investment Management	14,510	340,114
Westwood Holdings Group	3,800	141,588
†WisdomTree Investments	29,600	194,472

		13,414,095

Chemicals–1.93%
†ADA-ES	4,600	116,702
American Vanguard	14,064	373,962
†Arabian American Development	10,100	97,869
Balchem	14,809	482,921
†Calgon Carbon	28,065	399,084
Chase	4,100	54,120
†Chemtura	49,900	723,550
†Ferro	43,458	208,598
†Flotek Industries	26,700	249,378
Fuller (H.B.)	25,220	774,254
FutureFuel	8,900	93,539
Georgia Gulf	17,100	438,957
†GSE Holding	5,100	53,907
Hawkins	4,600	175,628
Innophos Holdings	11,022	622,302
†Innospec	12,000	355,320
KMG Chemicals	4,400	84,832
Koppers Holdings	10,377	352,818
†Kraton Performance Polymers	16,000	350,560
†Landec	15,333	131,250
†LSB Industries	9,165	283,290
Minerals Technologies	8,780	559,988
Olin	40,480	845,628
†OM Group	17,208	326,952
†Omnova Solutions	23,300	175,682
PolyOne	44,820	613,138
Quaker Chemical	6,400	295,744
Schulman (A.)	15,615	309,958
Sensient Technologies	25,206	925,817
†Spartech	15,423	79,737
Stepan	4,459	419,949
†TPC Group	7,000	258,650
Tredegar	12,194	177,545
Zep	11,892	163,277
†Zoltek	15,646	141,283

		11,716,189

Commercial Banks–6.36%
1st Source	8,154	184,280
†1st United Bancorp	14,700	91,287
Access National	3,700	48,470
Alliance Financial	2,000	68,680
American National Bankshares	4,000	94,240
†Ameris Bancorp	12,316	155,182
Ames National	4,600	105,754

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Banks (continued)
Arrow Financial	5,474	$132,307
Bancfirst	3,694	154,816
Banco Latinoamericano de Exportacions	14,322	306,920
†Bancorp	16,100	152,145
BancorpSouth	47,700	692,604
Bank of Kentucky Financial	2,900	77,256
Bank of Marin Bancorp	2,400	88,824
Bank of the Ozarks	15,262	459,081
Banner	9,000	197,190
Bar Harbor Bankshares	2,000	72,000
†BBCN Bancorp	39,435	429,447
†Berkshire Bancorp	2,200	19,360
Boston Private Financial Holdings	39,515	352,869
Bridge Bancorp	5,000	117,950
†Bridge Capital Holdings	3,800	61,370
Bryn Mawr Bank	5,100	107,457
†BSB Bancorp	4,100	52,275
C&F Financial	1,600	64,256
Camden National	3,900	142,818
†Capital Bank	6,900	15,732
†Capital City Bank Group	3,695	27,232
Cardinal Financial	14,800	181,744
†Cascade Bancorp	3,000	17,790
Cathay General Bancorp	39,737	656,058
Center Bancorp	5,200	58,500
Centerstate Banks of Florida	17,200	122,980
†Central Pacific Financial	10,900	153,908
Century Bancorp Class A	2,200	65,406
Chemical Financial	14,086	302,849
Citizens & Northern	5,600	106,680
†Citizens Republic Bancorp	20,200	346,026
City Holding	7,793	262,546
CNB Financial	6,500	106,015
CoBiz Financial	18,609	116,492
Columbia Banking System	19,909	374,687
Community Bank System	19,960	541,315
Community Trust Bancorp	7,213	241,563
†Crescent Financial Bancshares	1,400	6,328
CVB Financial	44,621	519,835
†Eagle Bancorp	9,300	146,475
†Encore Bancshares	4,700	96,961
Enterprise Bancorp	3,000	49,170
Enterprise Financial Services	8,706	95,418
Farmers National Banc	9,500	59,185
Fidelity Southern	4,700	40,608
Financial Institutions	6,400	108,032
First Bancorp (Maine)	3,700	62,900
First Bancorp (North Carolina)	7,279	64,710
†First Bancorp (Puerto Rico)	35,500	140,580
First Busey	40,341	194,847
†First California Financial Group	11,300	77,744

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Banks (continued)
First Commonwealth Financial	53,181	$357,908
First Community Bancshares	9,201	132,770
First Connecticut Bancorp	8,600	116,100
First Financial	5,911	171,419
First Financial Bancorp	28,873	461,391
First Financial Bankshares	15,900	549,504
First Interstate Bancsystem	9,300	132,432
First Merchants	14,504	180,720
First Midwest Bancorp	37,672	413,639
First of Long Island	4,400	127,468
FirstMerit	55,121	910,599
FNB	70,501	766,346
†FNB United	5,100	66,249
German American Bancorp	7,100	145,550
Glacier Bancorp	35,833	555,053
Great Southern Bancorp	5,700	157,206
†Green Bancshares	6,200	10,292
†Guaranty Bancorp	38,500	81,235
Hancock Holding	38,311	1,166,186
†Hanmi Financial	15,913	166,768
Heartland Financial USA	7,338	176,112
†Heritage Commerce	10,300	66,950
Heritage Financial	8,900	130,385
†Heritage Oaks Bancorp	10,200	56,814
Home Bancshares	11,405	348,765
Horizon Bancorp	1,900	49,970
Hudson Valley Holding	8,109	146,773
IBERIABANK	14,891	751,251
Independent Bank	10,932	319,324
International Bancshares	26,416	515,640
†Investors Bancorp	23,242	350,722
Lakeland Bancorp	13,619	143,272
Lakeland Financial	8,210	220,274
MainSource Financial Group	11,434	135,264
MB Financial	27,621	594,956
†Mercantile Bank	4,400	81,180
Merchants Bancshares	2,500	68,875
†Metro Bancorp	8,300	99,849
†MetroCorp Bancshares	8,000	85,360
Middleburg Financial	2,700	45,900
Midsouth Bancorp	4,200	59,136
MidWestOne Financial Group	3,400	73,100
National Bankshares	3,400	102,408
National Penn Bancshares	62,406	597,225
NBT Bancorp	17,343	374,435
Northrim Bancorp	3,300	70,917
Old National Bancorp	47,875	574,979
†OmniAmerican Bancorp	5,400	115,722
Oriental Financial Group	21,125	234,065
†Pacific Capital Bancorp	2,100	96,033
Pacific Continental	10,300	91,361
†Pacific Mercantile Bancorp	5,400	37,314
PacWest Bancorp	15,287	361,843

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Banks (continued)
Park National	5,739	$400,295
†Park Sterling	19,300	90,903
Peapack Gladstone Financial	4,500	69,795
Penns Woods Bancorp	1,900	75,639
Peoples Bancorp	5,440	119,571
†Pinnacle Financial Partners	17,462	340,684
†Preferred Bank	5,900	78,824
PrivateBancorp	30,530	450,623
Prosperity Bancshares	23,977	1,007,753
Renasant	13,211	207,545
Republic Bancorp Class A	5,629	125,245
S&T Bancorp	14,498	267,778
Sandy Spring Bancorp	12,570	226,260
SCBT Financial	7,546	265,997
†Seacoast Banking Corp. of Florida	36,300	54,813
Sierra Bancorp	7,611	75,349
Simmons First National Class A	9,140	212,505
Southside Bancshares	9,159	205,894
†Southwest Bancorp	11,360	106,898
†State Bank Financial	16,200	245,592
StellarOne	12,900	160,992
Sterling Bancorp	16,389	163,562
†Sterling Financial	14,000	264,460
†Suffolk Bancorp	5,068	65,732
†Sun Bancorp	24,600	66,420
Susquehanna Bancshares	94,907	977,542
SY Bancorp	6,179	147,987
†Taylor Capital Group	8,217	134,677
†Texas Capital Bancshares	19,594	791,402
Tompkins Financial	4,372	164,737
TowneBank	13,596	190,344
Trico Bancshares	8,102	124,771
Trustmark	32,775	802,332
UMB Financial	16,336	836,893
Umpqua Holdings	57,719	759,582
Union First Market Bankshares	9,998	144,471
United Bankshares	25,423	657,947
†United Community Banks	21,461	183,921
Univest Corp. of Pennsylvania	9,215	152,324
†Virginia Commerce Bancorp	12,300	103,689
Washington Banking	8,700	120,930
Washington Trust Bancorp	7,175	174,927
Webster Financial	36,500	790,590
WesBanco	11,824	251,378
West Bancorporation	6,700	63,717
†West Coast Bancorp	9,740	191,391
Westamerica Bancorporation	13,845	653,346
†Western Alliance Bancorp	35,627	333,469
†Wilshire Bancorp	31,229	171,135
Wintrust Financial	18,365	651,958

		38,558,752

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–2.29%
ABM Industries	27,157	$531,191
†ACCO Brands	55,933	578,347
Acorn Energy	9,000	74,880
†American Reprographics	16,451	82,749
†Asset Acceptance Capital	8,000	54,400
Asta Funding	5,600	52,472
†AT Cross Class A	4,000	39,480
Brink’s	23,900	554,002
†Casella Waste Systems	15,800	92,430
Ceco Environmental	3,600	28,440
†Cenveo	25,206	48,648
CompX International	600	7,560
†Consolidated Graphics	4,138	120,209
Courier	6,604	87,503
Deluxe	25,801	643,477
†Encore Capital Group	11,075	328,042
†EnergySolutions	42,958	72,599
†EnerNOC	14,587	105,610
Ennis	13,207	203,124
G&K Services Class A	9,554	297,989
†Geo Group	31,088	706,318
Healthcare Services Group	33,976	658,454
†Heritage-Crystal Clean	3,900	63,765
Herman Miller	29,503	546,396
HNI	23,000	592,250
†InnerWorkings	16,025	216,818
Interface Class A	29,622	403,748
Intersections	5,500	87,175
Kimball International Class B	16,523	127,227
Knoll	23,922	321,033
McGrath RentCorp	12,264	324,996
†Metalico	23,000	50,600
Mine Safety Appliances	13,998	563,280
†Mobile Mini	18,440	265,536
Multi-Color	6,149	136,754
NL Industries	4,591	57,250
†Portfolio Recovery Associates	8,623	786,934
Quad Graphics	12,900	185,502
Schawk	6,285	79,820
†Standard Parking	8,546	183,910
Steelcase Class A	40,200	363,006
†Swisher Hygiene	56,900	143,957
†SYKES Enterprises	20,649	329,558
†Team	9,776	304,816
†Tetra Tech	32,061	836,150
†TMS International Class A	7,600	75,772
†TRC	8,900	54,112
UniFirst	7,574	482,843
United Stationers	20,378	549,187
US Ecology	9,634	170,907
Viad	10,845	216,900

		13,888,126

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–2.17%
Adtran	32,501	$981,206
†Ambient	1,400	7,658
†Anaren Microwave	6,732	131,947
†Arris Group	58,182	809,312
†Aruba Networks	56,543	850,973
†Aviat Networks	32,960	92,288
Aware	5,800	37,410
Bel Fuse Class B	6,045	106,452
Black Box	9,380	269,206
†CalAmp	14,500	106,285
†Calix	19,248	158,219
†Ciena	50,100	820,137
Comtech Telecommunications	9,619	274,911
†Comverse Technology	110,700	644,274
†Digi International	13,337	136,571
†Emulex	44,422	319,838
†Extreme Networks	47,567	163,630
†Finisar	47,400	709,104
†Globecomm Systems	13,200	133,848
†Harmonic	58,301	248,362
†Infinera	55,435	379,175
InterDigital	22,830	673,713
†Ixia	21,282	255,810
†KVH Industries	8,600	107,500
Loral Space & Communications	5,537	372,917
†NETGEAR	19,217	663,179
†Numerex Class A	4,500	41,850
†Oclaro	27,600	83,904
†Oplink Communications	8,872	120,038
†ORBCOMM	21,900	71,394
†Parkervision	38,400	91,392
PC-Tel	9,300	60,171
Plantronics	22,016	735,334
†Procera Networks	9,700	235,807
†ShoreTel	24,811	108,672
†Sonus Networks	107,751	231,665
†Sycamore Networks	10,559	153,317
†Symmetricom	23,760	142,322
Tellabs	185,100	616,383
Telular	8,400	77,616
Tessco Technologies	2,700	59,535
†Ubiquiti Networks	4,300	61,275
†Viasat	18,952	715,817
†Westell Technologies Class A	32,400	77,112

		13,137,529

Computers & Peripherals–0.75%
†3D Systems	21,840	745,617
†Avid Technology	15,883	118,011
†Cray	18,186	219,687
†Datalink	7,700	73,535
†Electronics for Imaging	23,456	381,160
†Imation	16,514	97,598

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Computers & Peripherals (continued)
†Immersion	12,097	$68,106
†Intermec	30,683	190,235
†Intevac	11,982	90,105
†OCZ Technology Group	34,900	184,970
†QLogic	49,300	674,916
†Quantum	118,433	240,419
†Silicon Graphics International	15,925	102,239
†STEC	16,574	129,277
†Stratasys	10,546	522,554
†Super Micro Computer	14,038	222,643
†Synaptics	17,042	487,912

		4,548,984

Construction & Engineering–0.73%
†Aegion	19,866	355,403
Argan	4,700	65,706
Comfort Systems USA	19,754	197,935
†Dycom Industries	17,745	330,234
EMCOR	33,385	928,771
†Furmanite	20,500	99,630
Granite Construction	19,290	503,662
Great Lakes Dredge & Dock	29,871	212,682
†Layne Christensen	10,000	206,900
†MasTec	29,456	443,018
†Michael Baker	4,642	121,110
†MYR Group	10,400	177,424
†Northwest Pipe	5,039	122,246
†Orion Marine Group	15,900	110,664
†Pike Electric	9,582	73,973
Primoris Services	14,200	170,400
†Sterling Construction	9,100	93,002
†Tutor Perini	18,008	228,161

		4,440,921

Construction Materials–0.25%
Eagle Materials	22,900	855,085
†Headwaters	30,651	157,853
†Texas Industries	11,371	443,583
†United States Lime & Minerals	1,400	65,338

		1,521,859

Consumer Finance–0.62%
Cash America International	14,852	654,081
†Credit Acceptance	4,003	337,973
†DFC Global	21,518	396,577
†Ezcorp Class A	23,728	556,659
†First Cash Financial Services	14,850	596,525
†First Marblehead	42,100	49,257
†Green Dot Class A	12,100	267,652
Nelnet Class A	12,098	278,254
†NetSpend Holdings	15,700	144,283

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Nicholas Financial	6,000	$76,920
†Regional Management	2,400	39,480
†World Acceptance	5,537	364,335

		3,761,996

Containers & Packaging–0.21%
†AEP Industries	2,552	111,140
Boise	50,776	334,106
†Graphic Packaging Holding	84,602	465,310
Myers Industries	16,972	291,240
†UFP Technologies	2,800	47,320

		1,249,116

Distributors–0.24%
Core Mark Holding	5,762	277,383
Pool	24,300	983,177
†Voxx International	10,285	95,856
Weyco Group	4,120	95,502

		1,451,918

Diversified Consumer Services–1.26%
†American Public Education	8,902	284,864
†Ascent Capital Group Class A	7,200	372,600
†Bridgepoint Education	8,100	176,580
†Capella Education	6,659	231,467
†Career Education	26,200	175,278
Carriage Services	8,000	66,560
†Coinstar	15,814	1,085,789
Collectors Universe	2,700	39,636
†Corinthian Colleges	42,047	121,516
†Education Management	13,500	93,825
†Grand Canyon Education	20,200	422,988
Hillenbrand	27,900	512,802
†K12	13,042	303,879
Lincoln Educational Services	12,578	81,757
Mac-Gray	5,200	73,268
Matthews International Class A	14,663	476,401
National American University Holdings	3,000	12,900
Regis	29,099	522,618
Sotheby’s	34,937	1,165,498
†Steiner Leisure	7,559	350,813
Stewart Enterprises Class A	37,731	269,399
Strayer Education	5,900	643,218
Universal Technical Institute	11,233	151,758

		7,635,414

Diversified Financial Services–0.28%
California First National Bancorp	1,000	15,690
†FX Alliance	3,900	61,269
Gain Capital Holdings	7,500	37,425
MarketAxess Holdings	18,440	491,242

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
Marlin Business Services	5,300	$86,867
MicroFinancial	4,300	34,830
†NewStar Financial	14,764	191,341
†PHH	28,644	500,697
†PICO Holdings	11,575	259,396
Resource America Class A	6,100	38,918

		1,717,675

Diversified Telecommunications Services–0.74%
†8x8	33,000	138,600
†AboveNet	11,900	999,601
Atlantic Tele-Network	4,969	167,604
†Boingo Wireless	8,000	92,960
†Cbeyond	15,038	101,807
†Cincinnati Bell	100,195	372,725
†Cogent Communications Group	23,165	445,927
Consolidated Communications Holdings	16,144	238,931
†FairPoint Communications	8,400	51,660
†General Communication Class A	18,762	155,912
†Hawaiian Telcom Holdco	5,200	101,452
HickoryTech	7,900	87,769
IDT Class B	7,400	72,594
†InContact	18,100	90,681
†Iridium Communications	25,100	224,896
Lumos Networks	7,616	71,971
†magicJack VocalTec	7,600	144,400
†Neutral Tandem	14,170	186,761
†Premiere Global Services	27,719	232,562
Primus Telecommunications Group	6,100	94,977
SureWest Communications	6,800	143,276
†Towerstream	24,500	101,675
†Vonage Holdings	88,100	177,081

		4,495,822

Electric Utilities–1.47%
ALLETE	19,255	804,859
Cleco	31,172	1,303,924
El Paso Electric	20,232	670,893
Empire District Electric	20,807	439,028
Idacorp	25,282	1,063,867
MGE Energy	11,649	550,998
Otter Tail	18,058	412,986
PNM Resources	40,233	786,153
Portland General Electric	37,896	1,010,307
UIL Holdings	25,415	911,382
UNITIL	7,100	188,150
UNS Energy	20,311	780,146

		8,922,693

Electrical Equipment–1.09%
†A123 Systems	45,700	57,582
Acuity Brands	21,584	1,098,841

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
†American Superconductor	23,771	$111,724
AZZ	6,310	386,551
Belden	22,863	762,481
Brady Class A	24,789	681,945
†Capstone Turbine	150,900	152,409
Coleman Cable	4,000	34,760
Encore Wire	9,650	258,427
†EnerSys	24,212	849,115
†Enphase Energy	4,000	24,880
Franklin Electric	11,849	605,839
†FuelCell Energy	80,067	80,868
Generac Holdings	12,700	305,562
Global Power Equipment Group	8,200	179,088
†II-VI	26,538	442,388
LSI Industries	12,147	86,487
†Powell Industries	4,684	174,994
Preformed Line Products	1,179	68,276
†Thermon Group Holdings	7,400	153,254
Vicor	10,921	75,792

		6,591,263

Electronic Equipment, Instruments & Components–2.32%
†Aeroflex Holding	11,095	67,125
†Agilysys	10,376	89,960
Anixter International	14,550	771,878
†Audience	3,100	59,768
Badger Meter	7,675	288,196
†Benchmark Electronics	29,112	406,112
†Brightpoint	34,236	185,217
†Checkpoint Systems	20,282	176,656
Cognex	21,617	684,178
†Coherent	12,000	519,600
CTS	18,172	171,180
Daktronics	18,214	125,859
†DTS	8,362	218,081
†Echelon	15,174	52,806
Electro Rent	9,482	153,893
Electro Scientific Industries	11,920	140,894
†Fabrinet	10,700	134,285
†FARO Technologies	8,998	378,636
†FEI	19,297	923,168
=†Gerber Scientific	6,600	0
†GSI Group	14,100	161,586
†Insight Enterprises	22,583	380,072
†InvenSense	18,400	207,920
†KEMET	24,100	144,841
†Key Tronic	5,300	43,672
†LeCroy	8,500	121,210
Littelfuse	10,870	618,394
†M/A-COM Technology Solutions Holdings	3,100	57,350
†Maxwell Technologies	14,300	93,808

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Measurement Specialties	7,608	$247,336
†Mercury Computer Systems	15,568	201,294
Mesa Laboratories	1,300	60,437
Methode Electronics	19,798	168,481
MTS Systems	7,888	304,082
†Multi-Fineline Electronix	5,060	124,678
†Neonode	11,400	70,110
†NeoPhotonics	9,900	48,906
†Newport	19,655	236,253
†OSI Systems	10,018	634,540
Park Electrochemical	10,887	281,756
PC Connection	4,072	43,245
†Plexus	17,693	498,943
†Power-One	37,110	167,737
†RadiSys	11,742	73,740
†RealD	23,300	348,568
Richardson Electronics	7,800	96,174
†Rofin-Sinar Technologies	14,302	270,737
†Rogers	7,979	316,048
†Sanmina-SCI	40,700	333,333
†ScanSource	14,420	441,829
†Synnex	13,263	457,441
†TTM Technologies	26,345	247,906
†Universal Display	20,042	720,309
†Viasystems Group	1,700	28,900
†Vishay Precision Group	7,000	97,650
†Zygo	8,767	156,579

		14,053,357

Energy Equipment & Services–1.80%
†Basic Energy Services	15,605	161,044
Bolt Technology	4,300	64,543
Bristow Group	18,081	735,354
†C&J Energy Services	22,500	416,250
†Cal Dive International	51,975	150,728
†Dawson Geophysical	3,511	83,632
†Dril-Quip	20,267	1,329,312
†Exterran Holdings	32,000	408,000
†Forbes Energy Services	7,500	35,250
†Forum Energy Technologies	11,200	220,528
†Global Geophysical Services	7,400	45,288
Gulf Island Fabrication	7,495	211,434
†Gulfmark Offshore	13,518	460,153
†Heckmann	67,600	228,488
†Helix Energy Solutions Group	53,400	876,294
†Hercules Offshore	80,100	283,554
†Hornbeck Offshore Services	17,874	693,154
†ION Geophysical	65,330	430,525
†Key Energy Services	76,300	579,880
Lufkin Industries	16,984	922,570
†Matrix Service	14,079	159,797
†Mitcham Industries	6,700	113,699

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Natural Gas Services Group	7,000	$103,740
†Newpark Resources	45,281	267,158
†OYO Geospace	3,172	285,448
†Parker Drilling	58,827	265,310
†PHI	6,558	182,378
†Pioneer Drilling	30,804	245,508
†RigNet	6,200	107,818
†Tesco	15,500	186,000
†TETRA Technologies	38,400	273,792
†TGC Industries	7,400	71,854
†Union Drilling	9,677	43,353
†Vantage Drilling	96,800	145,200
†Willbros Group	22,094	142,727

		10,929,763

Food & Staples Retailing–1.15%
Andersons	9,360	399,298
Arden Group	700	61,047
Casey’s General Stores	19,291	1,137,976
†Chefs’ Warehouse Holdings	5,600	101,080
Harris Teeter Supermarkets	22,217	910,675
Ingles Markets Class A	7,236	115,993
Nash Finch	6,420	137,902
†Pantry	12,278	180,487
PriceSmart	9,463	638,847
†Rite Aid	333,500	466,900
Roundy”s	9,500	96,995
Spartan Stores	11,888	215,529
†SUPERVALU	107,300	555,814
†Susser Holdings	5,700	211,869
†United Natural Foods	24,663	1,353,011
Village Super Market Class A	4,214	137,292
Weis Markets	5,678	252,785

		6,973,500

Food Products–1.53%
Alico	2,309	70,517
†Annie’s	2,500	104,650
B&G Foods Class A	24,400	649,040
Calavo Growers	6,400	163,712
Cal-Maine Foods	7,283	284,765
†Chiquita Brands International	24,832	124,160
†Darling International	59,441	980,182
†Diamond Foods	10,700	190,888
†Dole Food	18,700	164,186
†Farmer Brothers	1,800	14,328
Fresh Del Monte Produce	19,285	452,619
Griffin Land & Nurseries	1,400	39,186
†Hain Celestial Group	18,587	1,023,028
†Inventure Foods	6,600	41,580
J&J Snack Foods	7,780	459,798
†John B. Sanfilippo & Son	4,000	71,400
Lancaster Colony	9,371	667,309

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Lifeway Foods	1,100	$11,407
Limoneira	3,400	55,148
†Omega Protein	10,600	78,016
†Pilgrim’s Pride	29,968	214,271
†Post Holdings	14,000	430,500
Sanderson Farms	11,592	531,145
†Seneca Foods Class A	5,100	137,190
†Smart Balance	29,800	279,822
Snyder’s-Lance	22,706	572,872
Tootsie Roll Industries	12,371	295,172
†TreeHouse Foods	18,195	1,133,368
†Westway Group	6,100	36,539

		9,276,798

Gas Utilities–1.05%
Chesapeake Utilities	4,929	215,496
Delta Natural Gas	3,400	73,882
Laclede Group	11,099	441,851
New Jersey Resources	20,806	907,350
Northwest Natural Gas	13,539	644,456
Piedmont Natural Gas	36,770	1,183,626
South Jersey Industries	15,698	800,127
Southwest Gas	23,687	1,033,938
WGL Holdings	26,553	1,055,482

		6,356,208

Health Care Equipment & Supplies–3.25%
†Abaxis	11,376	420,912
†ABIOMED	16,876	385,110
†Accuray	36,150	247,266
†Align Technology	36,296	1,214,464
†Alphatec Holdings	34,200	62,928
Analogic	6,351	393,762
†AngioDynamics	13,082	157,115
†Anika Therapeutics	6,000	81,540
†Antares Pharma	48,500	176,540
†Arthrocare	13,600	398,208
†AtriCure	7,800	74,958
Atrion	793	162,549
†BIOLASE Technology	97	189
Cantel Medical	10,264	279,694
†Cardiovascular Systems	8,400	82,236
†Cerus	28,200	93,624
†Conceptus	15,819	313,533
Conmed	14,170	392,084
†CryoLife	16,689	87,283
†Cyberonics	14,286	642,013
†Cynosure Class A	4,986	105,454
†Derma Sciences	4,700	44,744
†DexCom	35,900	465,264
†Endologix	28,000	432,320
†EnteroMedics	12,800	44,160
†Exactech	3,600	60,372

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Greatbatch	11,884	$269,886
†Haemonetics	12,903	956,241
†Hansen Medical	26,277	59,649
†Heartware International	7,100	630,480
†ICU Medical	6,368	339,924
†Insulet	24,096	514,932
†Integra LifeSciences Holdings	9,844	366,000
Invacare	16,042	247,528
†IRIS International	10,200	115,260
†MAKO Surgical	18,300	468,663
†Masimo	25,076	561,201
Meridian Bioscience	20,502	419,471
†Merit Medical Systems	21,138	291,916
†Natus Medical	14,854	172,603
†Navidea Biopharmaceuticals	50,500	187,860
†Neogen	12,250	565,950
†NuVasive	22,578	572,578
†NxStage Medical	24,901	417,341
†OraSure Technologies	24,484	275,200
†Orthofix International	9,910	408,788
†Palomar Medical Technologies	10,938	92,973
†PhotoMedex	6,600	80,190
†Quidel	15,258	239,245
†Rochester Medical	5,400	58,104
†Rockwell Medical Technologies	9,400	87,514
†RTI Biologics	30,988	116,515
†Solta Medical	31,200	91,416
†Spectranetics	17,355	198,194
†Staar Surgical	19,400	150,738
STERIS	29,599	928,521
†SurModics	8,551	147,932
†Symmetry Medical	19,433	166,735
†Tornier	7,600	170,392
†Unilife	37,500	126,750
Utah Medical Products	1,700	57,001
†Vascular Solutions	9,400	118,064
†Volcano	26,985	773,120
West Pharmaceutical Services	17,078	862,268
†Wright Medical Group	19,755	421,769
Young Innovations	3,200	110,368
†Zeltiq Aesthetics	8,600	48,160

		19,705,762

Health Care Providers & Services–2.75%
†Acadia Healthcare	11,600	203,464
†Accretive Health	28,500	312,360
†Air Methods	6,485	637,151
†Almost Family	4,200	93,828
†Amedisys	15,051	187,385
†AMN Healthcare Services	22,280	132,120
†Amsurg	15,633	468,677
Assisted Living Concepts Class A	10,816	153,804
†Bio-Reference Labs	12,400	325,872

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†BioScrip	22,100	$164,203
†Capital Senior Living	14,267	151,230
†Centene	25,993	783,949
Chemed	9,978	603,070
†Chindex International	7,200	70,560
†CorVel	3,308	162,092
†Cross Country Healthcare	17,025	74,399
†Emeritus	15,565	261,959
Ensign Group	8,600	243,122
†ExamWorks Group	14,700	194,481
†Five Star Quality Care	25,500	78,285
†Gentiva Health Services	16,900	117,117
†Hanger Orthopedic Group	16,900	433,316
†HealthSouth	49,096	1,141,974
†Healthways	19,117	152,554
†HMS Holdings	43,411	1,446,021
†Integramed America	4,400	60,940
†IPC the Hospitalist	8,204	371,805
†Kindred Healthcare	26,152	257,074
Landauer	4,714	270,254
†LHC Group	8,418	142,769
†Magellan Health Services	14,390	652,299
†Metropolitan Health Networks	22,353	213,918
†Mmodal	19,900	258,302
†Molina Healthcare	15,151	355,442
†MWI Veterinary Supply	6,398	657,522
National Healthcare	5,373	243,021
National Research	1,300	68,055
Owens & Minor	32,111	983,560
†PDI	5,100	42,024
†PharMerica	15,422	168,408
†Providence Service	6,409	87,867
†PSS World Medical	25,509	535,434
†Select Medical Holdings	17,700	178,947
†Skilled Healthcare Group	7,312	45,919
†Sun Healthcare Group	12,686	106,182
†Sunrise Senior Living	29,391	214,260
†Team Health Holdings	14,300	344,487
†Triple-S Management Class B	10,403	190,167
U.S. Physical Therapy	6,500	165,295
†Universal American	19,024	200,323
†Vanguard Health Systems	14,700	130,683
†WellCare Health Plans	21,800	1,155,401

		16,693,351

Health Care Technology–0.65%
†athenahealth	18,114	1,434,086
Computer Programs & Systems	5,527	316,255
†Epocrates	9,400	75,388
†Greenway Medical Technologies	4,800	78,288
†HealthStream	9,600	249,600
†MedAssets	29,483	396,546
†Medidata Solutions	11,200	365,904

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†Mediware Information Systems	1,800	$26,280
†Merge Healthcare	27,400	78,364
†Omnicell	16,906	247,504
Quality Systems	19,942	548,604
†Vocera Communications	3,400	91,086

		3,907,905

Hotels, Restaurants & Leisure–3.14%
†AFC Enterprises	12,974	300,218
Ameristar Casinos	16,281	289,313
Benihana	6,200	99,882
†Biglari Holdings	630	243,426
†BJ’s Restaurants	12,401	471,238
†Bluegreen	7,200	35,712
Bob Evans Farms	14,536	584,347
†Boyd Gaming	28,900	208,080
†Bravo Brio Restaurant Group	10,100	180,083
†Buffalo Wild Wings	9,380	812,683
†Caesars Entertainment	18,100	206,340
†Caribou Coffee	10,700	138,137
†Carrols Restaurant Group	6,300	37,422
CEC Entertainment	8,902	323,766
†Cheesecake Factory	27,300	872,508
Churchill Downs	6,402	376,374
Cracker Barrel Old Country Store	9,772	613,682
†Denny’s	51,536	228,820
†DineEquity	7,800	348,192
Domino’s Pizza	29,391	908,476
Einstein Noah Restaurant Group	2,400	42,144
†Fiesta Restaurant Group	8,200	108,486
Frisch’s Restaurants	1,600	45,344
†Gaylord Entertainment	15,670	604,235
†Ignite Restaurant Group	3,400	61,574
International Speedway Class A	14,800	387,464
Interval Leisure Group	20,600	391,606
†Isle of Capri Casinos	13,045	80,488
†Jack in the Box	22,398	624,456
†Jamba	41,200	80,752
†Krispy Kreme Doughnuts	30,043	191,975
†Life Time Fitness	22,032	1,024,708
†Luby’s	10,100	67,670
Marcus	9,012	124,005
†Marriott Vacations Worldwide	13,400	415,132
†Monarch Casino & Resort	2,757	25,199
†Morgans Hotel Group	12,368	58,130
†MTR Gaming Group	11,400	54,150
†Multimedia Games	13,800	193,200
†Nathan’s Famous	1,300	38,350
†Orient-Express Hotels Class A	47,800	400,086
P.F. Chang’s China Bistro	11,021	567,251
†Papa John’s International	8,903	423,516
†Peet’s Coffee & Tea	6,675	400,767
†Pinnacle Entertainment	30,868	296,950

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Premier Exhibitions	13,000	$35,100
†Red Lion Hotels	5,600	48,440
†Red Robin Gourmet Burgers	7,408	226,018
†Ruby Tuesday	33,150	225,752
†Ruth’s Hospitality Group	20,077	132,508
†Scientific Games	30,100	257,355
†Shuffle Master	27,823	383,957
Six Flags Entertainment	20,100	1,089,017
†Sonic	31,291	313,536
Speedway Motorsports	6,828	115,461
Texas Roadhouse	31,546	581,393
†Town Sports International Holding	11,400	151,506
Vail Resorts	18,224	912,658
†WMS Industries	27,800	554,610

		19,013,648

Household Durables–1.03%
American Greetings Class A	17,692	258,657
Bassett Furniture Industries	5,700	58,767
†Beazer Homes USA	52,057	169,185
Blyth	5,510	190,426
†Cavco Industries	3,700	189,736
CSS Industries	4,904	100,777
Ethan Allen Interiors	12,285	244,840
Flexsteel Industries	2,300	45,494
†Helen of Troy	16,032	543,324
Hooker Furniture	5,500	64,845
†Hovnanian Enterprises Class A	50,455	146,320
†iRobot	13,833	306,401
KB Home	39,000	382,200
†La-Z-Boy	26,165	321,568
†Libbey	10,500	161,385
Lifetime Brands	5,700	71,079
†M/I Homes	8,621	149,316
MDC Holdings	19,900	650,132
†Meritage Homes	14,320	486,021
Ryland Group	22,500	575,550
†Sealy	32,182	59,537
†Skullcandy	8,200	116,030
†Spectrum Brands Holdings	11,600	377,812
†Standard Pacific	54,878	339,695
†Universal Electronics	8,114	106,861
†Zagg	12,900	140,739

		6,256,697

Household Products–0.15%
†Central Garden & Pet Class A	20,663	225,020
†Harbinger Group	20,800	162,032
Oil-Dri Corp. of America	3,200	70,080
Orchids Paper Products	2,900	51,272
WD-40	8,087	402,814

		911,218

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power Producers & Energy Traders–0.28%
†American DG Energy	12,300	$27,921
Atlantic Power	57,500	736,575
Genie Energy	7,400	57,498
†GenOn Energy	390,600	667,926
Ormat Technologies	9,600	205,344

		1,695,264

Industrial Conglomerates–0.20%
Raven Industries	9,160	637,444
†Seaboard	157	334,878
Standex International	6,346	270,149

		1,242,471

Insurance–2.33%
Alterra Capital Holdings	43,313	1,011,358
American Equity Investment Life Holding	30,129	331,720
†American Safety Insurance Holdings	5,200	97,500
†Amerisafe	9,623	249,717
Amtrust Financial Services	12,216	362,937
Argo Group International Holdings	13,085	382,998
Baldwin & Lyons Class B	4,518	104,998
†Citizens	19,622	191,315
CNO Financial Group	107,100	835,380
Crawford Class B	10,340	42,291
Donegal Group Class A	2,953	39,216
Eastern Insurance Holdings	3,400	57,800
†eHealth	8,968	144,474
EMC Insurance Group	2,405	48,581
Employers Holdings	15,239	274,912
†Enstar Group	4,308	426,234
FBL Financial Group Class A	5,117	143,327
First American Financial	54,800	929,408
Flagstone Reinsurance Holdings	27,310	218,753
†Fortegra Financial	2,900	23,200
†Global Indemnity	5,856	118,584
†Greenlight Capital Re Class A	14,124	359,032
†Hallmark Financial Service	8,075	62,985
†Hilltop Holdings	20,963	216,129
Homeowners Choice	3,600	63,360
Horace Mann Educators	20,335	355,456
Independence Holding	5,720	56,342
Infinity Property & Casualty	6,220	358,707
Investors Title	600	34,158
Kansas City Life Insurance	2,512	88,397
Maiden Holdings	27,100	235,228
Meadowbrook Insurance Group	25,560	224,672
Montpelier Re Holdings	25,312	538,892
†National Financial Partners	21,665	290,311
National Interstate	3,491	92,826
National Western Life Insurance Class A	1,013	143,765
†Navigators Group	5,541	277,327

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
OneBeacon Insurance Group	11,700	$152,334
†Phoenix Companies	64,287	118,931
Platinum Underwriters Holdings	17,738	675,818
Presidential Life	10,496	103,176
Primerica	23,800	636,174
RLI	10,704	730,013
Safety Insurance Group	6,503	264,282
SeaBright Insurance Holdings	9,980	88,722
Selective Insurance Group	28,689	499,475
State Auto Financial	7,274	102,200
Stewart Information Services	9,254	142,049
Symetra Financial	39,100	493,442
Tower Group	18,271	381,316
United Fire Group	11,248	239,920
Universal Insurance Holdings	13,300	45,353

		14,105,495

Internet & Catalog Retail–0.36%
†1-800-FLOWERS.com Class A	17,982	62,757
†Blue Nile	7,013	208,356
†CafePress	2,300	34,224
†GeekNet	3,000	59,460
HSN	19,300	778,755
NutriSystem	14,200	164,152
†Orbitz Worldwide	15,777	57,586
†Overstock.com	8,033	55,508
PetMed Express	11,434	139,037
†Shutterfly	18,066	554,446
†US Auto Parts Network	4,900	20,482
†Vitacost.com	11,200	66,080

		2,200,843

Internet Software & Services–2.34%
†Active Network	19,600	301,644
†Ancestry.com	14,200	390,926
†Angie’s List	18,000	285,120
†Bankrate	23,300	428,487
†Bazaarvoice	5,400	98,280
†Blucora	21,269	262,034
†Brightcove	3,400	51,850
†Carbonite	5,300	47,382
†comScore	17,839	293,630
†Constant Contact	14,954	267,378
†Cornerstone OnDemand	17,000	404,770
†DealerTrack Holdings	21,480	646,763
†Demand Media	15,100	169,120
†Demandware	3,300	78,177
†Dice Holdings	22,349	209,857
†Digital River	19,665	326,832
EarthLink	54,833	407,958
†EasyLink Services International Class A	16,000	115,840
†Envestnet	10,500	126,000

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†ExactTarget	4,900	$107,114
†Internap Network Services	26,789	174,396
†IntraLinks Holdings	17,000	74,460
†Ipass	26,200	62,356
J2 Global Communications	23,364	617,277
Keynote Systems	8,030	119,246
†KIT Digital	24,200	103,818
†Limelight Networks	30,177	88,419
†Liquidity Services	11,900	609,161
†LivePerson	27,800	529,868
†LogMeIn	11,200	341,824
Marchex Class B	11,908	42,988
†Market Leader	11,100	56,388
†MeetMe	3,400	7,990
†Millennial Media	5,800	76,502
†Monster Worldwide	61,300	521,050
†Move	21,064	191,893
NIC	31,968	405,994
†OpenTable	11,900	535,619
†Perficient	16,093	180,724
†QuinStreet	18,000	166,680
RealNetworks	12,013	103,792
†Responsys	18,100	219,372
†Saba Software	15,800	146,624
†SciQuest	9,000	161,640
†Spark Networks	5,800	29,928
†SPS Commerce	5,400	164,052
†Stamps.com	7,181	177,155
†support.com	29,500	94,105
†Synacor	3,400	46,580
†TechTarget	4,900	24,696
†Travelzoo	3,300	74,976
United Online	45,745	193,044
†Unwired Planet	48,000	110,400
†ValueClick	41,816	685,364
†VistaPrint	18,700	604,010
†Vocus	10,468	194,705
†Web.com Group	17,700	324,264
†WebMD Health	25,600	525,056
†XO Group	13,966	123,878
†Yelp	4,300	97,739
†Zillow Class A	1,600	61,808
†Zix	36,500	94,900

		14,183,903

IT Services–1.91%
†Acxiom	38,900	587,779
†CACI International Class A	13,477	741,505
†Cardtronics	22,332	674,650
Cass Information Systems	4,921	198,070
†CGS Systems International	18,077	312,371
†CIBER	36,121	155,682
†Computer Task Group	8,600	128,914

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Convergys	59,000	$871,429
†Echo Global Logistics	7,500	142,950
†EPAM Systems	2,500	42,475
†Euronet Worldwide	25,522	436,937
†ExlService Holdings	11,842	291,787
Forrester Research	6,754	228,690
†Global Cash Access Holdings	35,397	255,212
†Hackett Group	12,650	70,461
Heartland Payment Systems	19,551	588,094
†Higher One Holdings	15,900	194,298
†iGate	16,135	274,618
†Innodata	11,200	76,608
†Lionbridge Technologies	35,100	110,565
Mantech International Class A	11,629	272,933
†Mattersight	5,100	40,698
MAXIMUS	17,558	908,626
†ModusLink Global Solutions	24,692	73,829
†MoneyGram International	10,875	158,775
†PRGX Global	10,600	84,270
Sapient	62,270	627,059
†ServiceSource International	25,100	347,635
Syntel	7,676	465,933
†TeleTech Holdings	13,054	208,864
†TNS	13,054	234,189
†Unisys	21,560	421,498
†Virtusa	8,256	110,218
†Wright Express	19,939	1,230,634

		11,568,256

Leisure Equipment & Products–0.47%
†Artic Cat	6,200	226,672
†Black Diamond	10,600	100,170
Brunswick	45,100	1,002,121
Callaway Golf	34,645	204,752
JAKKS Pacific	13,880	222,219
†Johnson Outdoors Class A	3,600	74,160
†LeapFrog Enterprises	25,481	261,435
Marine Products	5,134	31,215
†Smith & Wesson Holding	31,964	265,621
†Steinway Musical Instruments	3,792	92,904
Sturm Ruger	9,500	381,425

		2,862,694

Life Sciences Tools & Services–0.44%
†Affymetrix	36,645	171,865
†BG Medicine	3,800	26,524
†BioDelivery Sciences International	10,800	48,384
†Cambrex	16,418	154,493
†eResearch Technology	24,921	199,119
†Fluidigm	10,400	156,416
†Furiex Pharmaceuticals	4,100	85,895
†Harvard Bioscience	11,700	44,109
†Luminex	21,115	517,106

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Medtox Scientific	3,800	$102,448
†Pacific Biosciences of California	18,700	40,579
†Parexel International	30,892	872,082
†Sequenom	60,300	244,818

		2,663,838

Machinery–3.11%
†Accuride	21,300	127,800
Actuant Class A	34,533	937,916
Alamo Group	3,800	119,206
Albany International	13,980	261,566
Altra Holdings	13,471	212,572
†American Railcar Industries	5,486	148,671
Ampco-Pittsburgh	4,870	89,267
†Astec Industries	9,995	306,647
Barnes Group	27,443	666,590
†Blount International	24,317	356,244
Briggs & Stratton	25,184	440,468
Cascade	4,625	217,606
†Chart Industries	15,144	1,041,301
CIRCOR International	8,701	296,617
CLARCOR	25,757	1,240,457
†Columbus McKinnon	10,484	158,204
†Commercial Vehicle Group	12,300	106,026
Douglas Dynamics	12,300	175,275
Dynamic Materials	7,159	124,065
Eastern	3,100	50,065
†Energy Recovery	28,000	67,200
†EnPro Industries	10,326	385,883
ESCO Technologies	13,259	483,158
†Federal Signal	33,999	198,554
†Flow International	27,683	87,201
FreightCar America	6,750	155,048
Gorman-Rupp	7,657	228,179
Graham	4,600	85,652
†Greenbrier Companies	11,538	202,838
Hardinge	5,900	53,690
†Hurco Companies	3,900	79,911
John Bean Technologies	14,700	199,479
†Kadant	5,841	136,971
Kaydon	16,918	361,876
LB Foster Class A	5,157	147,542
Lindsay	6,299	408,805
†Lydall	9,700	131,144
†Meritor	47,229	246,535
Met-Pro	8,800	81,048
†Middleby	9,415	937,828
Miller Industries	6,400	101,952
Mueller Industries	13,671	582,248
Mueller Water Products Class A	81,134	280,724
NACCO Industries Class A	3,023	351,424
†NN	10,200	104,142
†Omega Flex	497	5,919

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†PMFG	9,600	$74,976
†Proto Labs	2,400	69,024
†RBC Bearings	10,957	518,266
†Rexnord	14,600	292,584
Robbins & Myers	19,719	824,649
Sauer-Danfoss	5,832	203,712
Sun Hydraulics	10,225	248,365
Tennant	9,579	382,681
Titan International	21,355	523,838
†Trimas	16,284	327,308
Twin Disc	4,744	87,717
†Wabash National	34,300	227,066
Watts Water Technologies Class A	14,984	499,567
Woodward Governor	34,952	1,378,507

		18,839,774

Marine–0.03%
†Genco Shipping & Trading	16,366	49,916
International Shipholding	2,900	54,694
†Rand Logistics	8,900	75,650

		180,260

Media–1.19%
Arbitron	13,459	471,065
†Beasley Broadcast Group Class A	2,200	12,958
Belo Class A	46,393	298,771
†Carmike Cinemas	9,000	131,850
†Central European Media Enterprises Class A	18,900	96,012
†Crown Media Holdings Class A	17,196	30,093
†Cumulus Media Class A	28,400	85,484
†Daily Journal	500	42,890
†Dial Global	800	2,656
†Digital Domain Media Group	5,400	33,804
†Digital Generation	13,858	171,423
†Entercom Communications Class A	14,400	86,688
Entravision Communications Class A	24,200	29,282
†EW Scripps	13,900	133,579
†Fisher Communications	4,841	144,794
†Global Sources	9,567	63,142
Harte-Hanks	23,300	212,962
†Journal Communications Class A	24,238	125,068
†Knology	15,567	306,203
†Lin TV Class A	18,384	55,520
†Lions Gate Entertainment	42,900	632,346
†Live Nation	70,791	649,861
Martha Stewart Living Omnimedia Class A	16,554	56,284
†McClatchy Class A	34,300	75,460
MDC Partners Class A	13,200	149,688
Meredith	18,300	584,502
National CineMedia	27,547	417,888

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†New York Times Class A	68,800	$536,640
†Nexstar Broadcasting Group	4,800	32,352
Outdoor Channel Holdings	5,600	40,936
†ReachLocal	5,900	64,900
†Reading International Class A	8,500	45,985
†Rentrak	5,500	113,575
†Saga Communications Class A	1,800	66,798
Salem Communications Class A	5,100	27,897
Scholastic	13,354	376,049
Sinclair Broadcasting Group Class A	25,438	230,468
†Valassis Communications	21,286	462,971
Value Line	630	7,491
World Wrestling Entertainment Class A	14,754	115,376

		7,221,711

Metals & Mining–1.42%
AK Steel Holding	55,900	328,133
†AM Castle	9,401	99,839
AMCOL International	13,327	377,287
†Century Aluminum	26,100	191,313
†Coeur d’Alene Mines	46,748	820,895
†General Moly	29,325	92,081
Globe Specialty Metals	31,200	419,016
†Gold Reserve	26,400	92,136
Gold Resource	15,100	392,449
†Golden Minerals	14,500	65,395
†Golden Star Resources	129,500	150,220
†Handy & Harman	2,700	36,396
Haynes International	6,185	315,064
Hecla Mining	144,170	684,808
†Horsehead Holding	22,131	220,425
Kaiser Aluminum	9,800	508,032
Materion	10,300	237,209
†McEwen Mining	99,700	300,097
†Metals USA Holdings	6,800	108,188
†Midway Gold	46,500	64,635
Noranda Aluminium Holding	16,800	133,728
Olympic Steel	5,151	84,579
†Paramount Gold & Silver	62,300	149,520
†Revett Minerals	12,100	39,809
†RTI International Metals	15,094	341,577
Schnitzer Steel Industries Class A	12,800	358,656
†Stillwater Mining	58,481	499,428
†Suncoke Energy	35,400	518,610
†Universal Stainless & Alloy	3,874	159,221
†US Antimony	27,200	109,888
†US Silica Holdings	5,800	65,308
†Vista Gold	37,700	109,707
Worthington Industries	27,307	558,974

		8,632,623

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail–0.18%
Bon-Ton Stores	7,900	$61,699
Fred’s Class A	17,893	273,584
†Gordmans Stores	4,300	70,950
†Saks	55,300	588,945
†Tuesday Morning	18,518	79,442

		1,074,620

Multi-Utilities–0.44%
Avista	29,617	790,774
Black Hills	22,233	715,236
CH Energy Group	7,757	509,557
NorthWestern	18,366	674,032

		2,689,599

Oil, Gas & Consumable Fuels–3.94%
†Abraxas Petroleum	43,800	139,722
Adams Resources & Energy	1,100	46,112
Alon USA Energy	6,740	57,020
†Amyris	18,800	83,284
†Apco Oil & Gas International	4,544	82,019
†Approach Resources	14,654	374,263
Arch Coal	107,300	739,297
†ATP Oil & Gas	22,567	76,276
Berry Petroleum Class A	26,961	1,069,273
†Bill Barrett	24,291	520,313
†Bonanza Creek Energy	4,900	81,487
†BPZ Resources	55,121	139,456
†Callon Petroleum	21,800	92,868
†Carrizo Oil & Gas	19,997	470,129
†Ceres	3,700	33,485
†Clayton Williams Energy	3,066	148,333
†Clean Energy Fuels	33,437	518,274
†Cloud Peak Energy	30,800	520,828
†Comstock Resources	23,600	387,512
†Contango Oil & Gas	6,731	398,475
†CREDO Petroleum	3,500	50,645
†Crimson Exploration	12,600	57,834
Crosstex Energy	20,797	291,158
†CVR Energy	8,400	223,272
=†CVR Energy	42,142	0
Delek US Holdings	7,867	138,381
†Endeavor International	19,886	167,042
†Energy Partners	13,300	224,770
Energy XXI Bermuda	39,900	1,248,472
†Evolution Petroleum	9,900	82,566
†Forest Oil	59,500	436,135
Frontline	27,100	123,576
†FX Energy	28,583	170,069
†GasLog	11,900	120,785
†Gastar Exploration	31,500	60,795
†GeoResources	10,700	391,727
†Gevo	10,500	52,185
†Goodrich Petroleum	13,928	193,042

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Green Plains Renewable Energy	12,600	$78,624
†Gulfport Energy	28,114	579,992
†Halcon Resources	35,600	336,064
Hallador Energy	2,200	18,656
†Harvest Natural Resources	21,096	180,371
†Isramco	600	66,000
†KiOR Class A	13,300	119,035
Knightsbridge Tankers	12,351	100,537
†Kodiak Oil & Gas	133,200	1,093,572
†Magnum Hunter Resources	76,000	317,680
†Matador Resources	7,900	84,846
†McMoRan Exploration	51,252	649,363
†Midstates Petroleum	12,100	117,491
†Miller Energy Resources	19,000	95,000
Nordic American Tanker Shipping	26,718	362,563
†Northern Oil & Gas	32,100	511,674
†Oasis Petroleum	40,400	976,872
Overseas Shipholding Group	11,800	131,098
Panhandle Oil & Gas Class A	3,200	96,448
†Patriot Coal	44,900	54,778
†PDC Energy	15,420	378,098
Penn Virginia	23,185	170,178
†Petroquest Energy	28,892	144,460
†Quicksilver Resources	59,400	321,948
†Renewable Energy Group	5,100	37,893
†Rentech	118,500	244,110
†Resolute Energy	23,300	222,981
†Rex American Resources	2,500	48,800
†Rex Energy	21,793	244,300
†Rosetta Resources	26,609	974,954
†Sanchez Energy	5,900	122,720
†Saratoga Resources	9,200	54,096
†Scorpio Tankers	17,200	109,908
†SemGroup Class A	21,100	673,723
Ship Finance International	22,524	352,050
†Solazyme	16,500	229,350
†Stone Energy	24,506	620,982
†Swift Energy	21,664	403,167
†Synergy Resources	19,800	60,984
Targa Resources	14,700	627,690
Teekay Tankers Class A	29,337	133,777
†Triangle Petroleum	23,600	131,688
†Uranerz Energy	39,200	56,840
†Vaalco Energy	29,192	251,927
†Venoco	15,476	154,915
†Voyager Oil & Gas	18,400	32,384
W&T Offshore	17,500	267,750
†Warren Resources	38,992	93,581
Western Refining	29,000	645,830
†Westmoreland Coal	6,000	48,300
†ZaZa Energy	12,500	56,500

		23,897,428

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products–0.69%
Buckeye Technologies	19,923	$567,606
†Clearwater Paper	11,436	390,196
Deltic Timber	5,429	331,060
Glatfelter	22,583	369,684
†Kapstone Paper & Packaging	19,800	313,830
†Louisiana-Pacific	69,500	756,161
Neenah Paper	8,232	219,712
†Resolute Forest Products	40,900	473,622
Schweitzer-Mauduit International	8,188	557,930
Wausau Paper	22,603	219,927

		4,199,728

Personal Products–0.29%
†Elizabeth Arden	13,123	509,304
Female Health	9,200	54,004
Inter Parfums	8,236	142,236
†Medifast	7,600	149,568
Nature’s Sunshine Products	5,100	77,010
†Nutraceutical International	3,600	54,900
†Prestige Brands Holdings	25,553	403,993
†Revlon Class A	6,400	91,072
†Schiff Nutrition International	6,100	109,495
†Synutra International	7,875	42,525
†USANA Health Sciences	3,352	137,834

		1,771,941

Pharmaceuticals–2.00%
†Acura Pharmaceuticals	2,300	7,222
†Akorn	28,678	452,252
†Ampio Pharmaceuticals	10,900	55,372
†Auxilium Pharmaceuticals	25,144	676,122
†AVANIR Pharmaceuticals	64,800	254,016
†Cadence Pharmaceuticals	30,432	108,642
†Cempra	2,100	19,656
†Corcept Therapeutics	19,600	88,004
†Cornerstone Therapeutics	2,100	13,293
†Cumberland Pharmaceuticals	6,000	38,760
†Depomed	28,200	160,458
†Endocyte	15,000	123,300
†Hi-Tech Pharmacal	5,200	168,480
†Impax Laboratories	33,900	687,153
†Jazz Pharmaceuticals	21,000	945,210
†Lannett	4,800	20,352
†MAP Pharmaceuticals	12,600	188,748
†Medicines	27,897	639,957
Medicis Pharmaceutical Class A	29,030	991,375
†Nektar Therapeutics	57,407	463,274
†Obagi Medical Products	9,427	143,950
†Omeros	11,300	113,000
†Optimer Pharmaceuticals	23,800	369,376
†Pacira Pharmaceuticals	9,300	149,172
†Pain Therapeutics	20,812	97,608
†PAR Pharmaceuticals	19,114	690,780

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Pernix Therapeutics Holdings	4,600	$33,534
†POZEN	11,406	71,173
†Questcor Pharmaceuticals	27,200	1,448,131
†Repros Therapeutics	7,500	68,100
†Sagent Pharmaceuticals	4,700	84,976
†Santarus	27,700	196,393
†Sucampo Pharmaceuticals Class A	6,400	44,992
†Supernus Pharmaceuticals	1,700	15,912
†Transcept Pharmaceuticals	6,400	39,680
†Ventrus Biosciences	6,300	26,901
†ViroPharma	35,278	836,089
†Vivus	50,395	1,438,273
†XenoPort	15,644	94,490
†Zogenix	24,400	60,512

		12,124,688

Professional Services–1.52%
†Acacia Research	25,100	934,723
†Advisory Board	17,682	876,850
Barrett Business Services	3,500	73,990
†CBIZ	21,148	125,619
CDI	7,249	118,884
Corporate Executive Board	17,400	711,312
†CoStar Group	13,443	1,091,571
†CRA International	5,878	86,348
†Dolan	16,459	110,769
†Exponent	6,823	360,459
†Franklin Covey	8,100	82,944
†FTI Consulting	21,200	609,500
†GP Strategies	8,300	153,301
Heidrick & Struggles International	9,306	162,855
†Hill International	14,100	45,120
†Hudson Global	13,400	55,878
†Huron Consulting Group	12,086	382,522
†ICF International	10,100	240,784
Insperity	11,614	314,159
Kelly Services Class A	13,883	179,230
†Kforce	14,660	197,324
†Korn/Ferry International	23,474	336,852
†Mistras Group	7,800	204,984
†Navigant Consulting	26,338	332,912
†Odyssey Marine Exploration	40,500	151,470
†On Assignment	21,726	346,747
†Pendrell	79,400	88,928
Resources Connection	22,155	272,507
†RPX	10,700	153,545
†TrueBlue	19,832	306,999
VSE	2,000	47,580
†WageWorks	3,300	49,698

		9,206,364

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts–7.14%
Acadia Realty Trust	22,161	$513,692
AG Mortgage Investment Trust	8,000	171,920
Agree Realty	5,437	120,321
Alexander’s	1,077	464,305
American Assets Trust	16,200	392,850
American Capital Mortgage Investment	18,300	437,004
American Realty Capital Trust	80,100	874,692
Anworth Mortgage Asset	69,290	488,495
Apollo Commercial Real Estate	9,200	147,844
Ares Commercial Real Estate	3,900	68,172
Armour Residential REIT	89,800	638,478
Ashford Hospitality Trust	26,981	227,450
Associated Estates Realty	20,734	309,973
Campus Crest Communities	16,000	166,240
CapLease	36,768	152,587
Capstead Mortgage	47,300	657,943
Cedar Shopping Centers	30,280	152,914
Chatham Lodging Trust	6,600	94,248
Chesapeake Lodging Trust	16,500	284,130
Colonial Properties Trust	44,200	978,588
Colony Financial	16,700	288,910
Coresite Realty	10,400	268,528
Cousins Properties	45,969	356,260
CreXus Investment	33,800	343,746
CubeSmart	62,206	725,944
CYS Investments	58,700	808,299
DCT Industrial Trust	124,861	786,624
DiamondRock Hospitality	84,388	860,758
DuPont Fabros Technology	31,014	885,760
Dynex Capital	27,700	287,526
EastGroup Properties	14,440	769,652
Education Realty Trust	47,861	530,300
Entertainment Properties Trust	23,501	966,126
Equity One	27,678	586,774
Excel Trust	16,300	194,948
†FelCor Lodging Trust	64,978	305,397
†First Industrial Realty Trust	44,773	565,035
First Potomac Realty Trust	25,187	296,451
Franklin Street Properties	38,239	404,569
Getty Realty	13,759	263,485
Gladstone Commercial	6,200	103,292
Glimcher Realty Trust	70,517	720,684
Government Properties Income Trust	18,747	424,057
†Gramercy Capital	23,200	58,000
†Gyrodyne of America	600	68,586
Healthcare Realty Trust	39,222	935,052
Hersha Hospitality Trust	86,890	458,779
Highwoods Properties	37,342	1,256,558
Hudson Pacific Properties	18,100	315,121
Inland Real Estate	38,849	325,555
Invesco Mortgage Capital	58,000	1,063,720

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Investors Real Estate Trust	43,295	$342,031
†iStar Financial	40,400	260,580
Kite Realty Group Trust	30,366	151,526
LaSalle Hotel Properties	43,861	1,278,109
Lexington Reality Trust	59,591	504,736
LTC Properties	15,116	548,408
Medical Properties Trust	68,521	659,172
Mission West Properties	10,890	93,872
Monmouth Real Estate Investment Class A	21,700	254,324
National Health Investors	12,261	624,330
New York Mortgage Trust	8,800	62,128
NorthStar Realty Finance	68,593	358,055
Omega Healthcare Investors	53,475	1,203,188
One Liberty Properties	6,300	118,629
Parkway Properties	7,962	91,085
Pebblebrook Hotel Trust	26,500	617,715
Pennsylvania Real Estate Investment Trust	28,323	424,279
Pennymac Mortgage Investment Trust	20,804	410,463
Potlatch	20,363	650,394
PS Business Parks	9,282	628,577
RAIT Financial Trust	28,198	130,275
Ramco-Gershenson Properties Trust	23,659	297,394
Redwood Trust	39,960	498,701
Resource Capital	42,793	228,087
Retail Opportunity Investments	25,400	306,324
RJL Lodging Trust	53,900	977,207
†Rouse Properties	11,200	151,760
Sabra Healthcare REIT	18,986	324,850
Saul Centers	4,003	171,609
†Select Income REIT	4,700	111,672
Sovran Self Storage	14,631	732,867
STAG Industrial	12,100	176,418
Starwood Property Trust	58,771	1,252,410
†Strategic Hotel & Resorts	95,705	618,254
Summit Hotel Properties	15,000	125,550
Sun Communities	13,426	593,966
†Sunstone Hotel Investors	59,353	652,289
Terreno Realty	7,700	116,347
Two Harbors Investment	108,300	1,121,988
UMH Properties	7,500	80,475
Universal Health Realty Income Trust	6,108	253,665
Urstadt Biddle Properties Class A	11,542	228,185
Washington Real Estate Investment Trust	33,204	944,654
†Western Asset Mortgage Capital	4,000	77,960
Whitestone REIT Class B	5,100	70,431
Winthrop Realty Trust	15,298	186,024

		43,277,305

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–0.15%
†AV Homes	4,477	$65,275
Consolidated-Tomoka Land	1,592	45,818
†Forestar Group	18,800	240,828
Kennedy-Wilson Holdings	17,700	247,977
†Tejon Ranch	7,431	212,675
Thomas Properties Group	16,300	88,672

		901,245

Road & Rail–1.26%
Amerco	4,369	393,079
Arkansas Best	12,955	163,233
†Avis Budget Group	53,600	814,720
Celadon Group	11,077	181,441
†Dollar Thrifty Automotive Group	14,140	1,144,775
†Genesee & Wyoming Class A	20,435	1,079,785
Heartland Express	25,248	361,299
Knight Transportation	29,122	465,661
Marten Transport	8,589	182,602
†Old Dominion Freight Line	23,904	1,034,804
†Patriot Transportation Holding	2,674	62,919
†Quality Distribution	10,800	119,772
†RailAmerica	9,900	239,580
†Roadrunner Transportation Systems	7,400	124,986
†Saia	8,049	176,193
†Swift Transportation	40,000	378,000
Universal Truckload Services	3,005	45,451
Werner Enterprises	22,343	533,774
†Zipcar	13,600	159,528

		7,661,602

Semiconductors & Semiconductor Equipment–3.49%
†Advanced Energy Industries	19,660	263,837
†Alpha & Omega Semiconductor	9,000	82,350
†Amkor Technology	40,305	196,688
†Anadigics	37,203	67,337
†Applied Micro Circuits	33,266	190,282
†ATMI	16,101	331,198
†AuthenTec	22,500	97,425
†Axcelis Technologies	42,500	51,000
†AXT	17,300	68,335
Brooks Automation	33,474	315,995
Cabot Microelectronics	11,644	340,121
†Cavium	25,097	702,716
†Ceva	11,600	204,276
†Cirrus Logic	33,106	989,207
Cohu	12,278	124,744
†Cymer	15,937	939,486
†Diodes	17,748	333,130
†DSP Group	8,878	56,287
†Entegris	69,388	592,574
†Entropic Communications	42,912	242,024
†Exar	20,113	164,122
†First Solar	30,400	457,824

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†FormFactor	27,519	$178,048
†FSI International	23,200	83,288
†GSI Technology	9,200	43,608
†GT Advanced Technologies	59,300	313,104
†Hittite Microwave	16,269	831,671
†Inphi	11,700	110,916
†Integrated Device Technology	73,700	414,194
†Integrated Silicon Solution	14,800	149,332
†Intermolecular	4,800	37,200
†International Rectifier	35,000	699,650
Intersil Class A	64,400	685,860
†IXYS	12,955	144,707
†Kopin	35,200	121,088
†Lattice Semiconductor	59,294	223,538
†LTX-Credence	26,633	178,441
†Mattson Technology	29,600	51,800
†MaxLinear Class A	11,200	55,552
†MEMC Electronic Materials	116,700	253,239
Micrel	25,639	244,340
†Microsemi	44,865	829,554
†Mindspeed Technologies	18,800	46,248
†MIPS Technologies	23,738	158,332
MKS Instruments	26,212	758,313
†Monolithic Power Systems	15,414	306,276
†MoSys	17,600	57,024
†Nanometrics	12,900	198,144
†NVE	2,700	145,125
†OmniVision Technologies	26,468	353,612
†PDF Solutions	13,200	130,284
†Pericom Semiconductor	11,601	104,409
†Photronics	31,172	190,149
†PLX Technology	24,808	157,531
Power Integrations	14,300	533,390
†QuickLogic	19,600	49,196
†Rambus	55,800	320,292
†RF Micro Devices	140,557	597,367
†Rubicon Technology	9,601	97,930
†Rudolph Technologies	16,212	141,369
†Semtech	33,152	806,257
†Sigma Designs	17,091	109,041
†Silicon Image	40,575	167,981
†Spansion Class A	25,200	276,696
†Standard Microsystems	11,630	429,031
†STR Holdings	12,900	58,824
†SunPower	20,100	96,681
†Supertex	5,891	111,045
Tessera Technologies	25,655	394,317
†TriQuint Semiconductor	85,149	468,320
†Ultra Clean Holdings	11,700	75,231
†Ultratech	12,802	403,263
†Veeco Instruments	19,650	675,174
†Volterra Semiconductor	12,504	293,219

		21,170,159

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–3.83%
†Accelrys	29,330	$237,280
†ACI Worldwide	20,116	889,328
†Actuate	24,929	172,758
†Advent Software	16,416	445,038
American Software Class A	12,900	102,555
†Aspen Technology	47,300	1,094,995
†AVG Technologies	4,700	61,147
Blackbaud	22,476	576,959
†Bottomline Technologies	18,577	335,315
†BroadSoft	13,900	402,544
†Callidus Software	17,500	87,150
†CommVault Systems	22,967	1,138,474
†Deltek	12,488	144,736
Digimarc	3,500	89,810
Ebix	15,100	301,245
†Ellie Mae	10,900	196,200
†Envivio	3,900	24,999
EPIQ Systems	16,657	204,048
†ePlus	1,900	61,465
Fair Isaac	17,200	727,216
†FalconStor Software	11,136	29,065
†Glu Mobile	27,300	151,515
†Guidance Software	8,800	83,688
†Guidewire Software	9,800	275,576
†Imperva	4,900	141,218
†Infoblox	3,900	89,427
†Interactive Intelligence Group	7,419	209,290
†JDA Software Group	21,528	639,166
†Jive Software	7,600	159,524
†Kenexa	13,469	391,005
†Manhattan Associates	10,274	469,625
†Mentor Graphics	46,334	695,010
†MicroStrategy	4,277	555,411
†Monotype Imaging Holdings	18,502	310,279
†Netscout Systems	19,300	416,687
Opnet Technologies	7,400	196,766
†Parametric Technology	61,414	1,287,236
Pegasystems	8,424	277,824
†Pervasive Software	6,700	50,183
†Progress Software	31,743	662,476
†Proofpoint	3,200	54,240
†PROS Holdings	11,284	189,797
†QAD Class A	4,348	61,829
†QLIK Technologies	43,100	953,372
†Quest Software	28,294	787,988
†RealPage	18,100	419,196
†Rosetta Stone	4,400	60,896
†Sapiens International	6,900	24,840
†SeaChange International	14,635	120,446
†Sourcefire	14,975	769,715
†SRS Labs	7,600	68,400
†SS&C Technologies Holdings	17,100	427,500
†Synchronoss Technolgies	13,239	244,524

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Take-Two Interactive Software	39,504	$373,708
†Tangoe	15,100	321,781
†TeleNav	10,600	64,978
†TiVo	63,036	521,308
†Tyler Technologies	14,996	605,089
†Ultimate Software Group	13,503	1,203,387
†Vasco Data Security International	15,183	124,197
†Verint Systems	10,700	315,757
†VirnetX Holding	21,200	747,300
†Websense	19,647	367,988

		23,212,469

Specialty Retail–3.40%
†Aeropostale	41,100	732,813
†America’s Car-Mart	3,900	151,515
†ANN	24,700	629,603
†Asbury Automotive Group	14,813	350,920
†Barnes & Noble	13,400	220,564
Bebe Stores	20,669	121,327
Big 5 Sporting Goods	12,121	91,635
†Body Central	8,200	73,800
Brown Shoe	21,084	272,194
Buckle	13,982	553,268
†Cabela’s	23,587	891,825
†Casual Male Retail Group	23,800	86,394
Cato Class A	13,879	422,754
†Children’s Place Retail Stores	12,242	610,019
†Citi Trends	8,436	130,252
†Collective Brands	30,783	659,372
†Conn’s	7,882	116,654
†Cost Plus	8,700	191,400
Destination Maternity	6,800	146,880
†Express	45,200	821,284
Finish Line Class A	26,486	553,822
†Francesca’s Holdings	17,600	475,376
†Genesco	12,362	743,574
Group 1 Automotive	11,538	526,248
Haverty Furniture	10,420	116,391
†hhgregg	9,740	110,159
†Hibbett Sports	13,222	763,042
Hot Topic	21,367	207,046
†Jos. A. Bank Clothiers	14,094	598,431
†Kirkland’s	7,300	82,125
Lithia Motors Class A	11,500	265,075
†Lumber Liquidators Holdings	13,900	469,681
†MarineMax	11,700	111,267
†Mattress Firm Holding	5,600	169,736
Men’s Wearhouse	25,708	723,423
Monro Muffler	15,572	517,613
†New York	10,743	37,386
†Office Depot	139,500	301,320
†OfficeMax	44,000	222,640

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Orchard Supply Hardware Stores Class A	1,000	$16,630
Penske Automotive Group	22,300	473,652
†Pep Boys-Manny Moe & Jack	26,774	265,063
†Perfumania Holdings	2,600	21,554
Pier 1 Imports	49,080	806,384
RadioShack	50,300	193,152
Rent-A-Center	30,572	1,031,500
†rue21	8,000	201,920
†Select Comfort	29,600	619,232
Shoe Carnival	7,547	162,174
Sonic Automotive Class A	20,490	280,098
Stage Stores	16,337	299,294
†Stein Mart	15,302	121,651
†Systemax	4,497	53,155
†Talbots	39,310	99,061
†Teavana Holdings	3,500	47,355
†Tilly’s Class A	4,600	73,830
†Vitamin Shoppe	14,900	818,457
†West Marine	8,700	102,225
†Wet Seal Class A	41,796	132,075
Winmark Corp	1,400	81,970
†Zumiez	11,498	455,321

		20,624,581

Textiles, Apparel & Luxury Goods–1.32%
Barry (R.G.)	5,300	72,027
Cherokee	5,220	72,715
Columbia Sportswear	6,129	328,637
†CROCS	45,400	733,210
Culp	4,400	45,100
†Delta Apparel	4,000	54,640
†Fifth & Pacific	54,900	589,077
†G-III Apparel Group	8,417	199,399
†Iconix Brand Group	36,855	643,857
Jones Apparel Group	43,300	413,948
†Kenneth Cole Productions Class A	3,706	55,775
†K-Swiss Class A	17,385	53,546
†Madden (Steven)	19,880	631,190
†Maidenform Brands	11,829	235,634
Movado Group	8,850	221,427
Oxford Industries	7,110	317,817
†Perry Ellis International	5,762	119,562
†Quiksilver	65,954	153,673
†Skechers U.S.A. Class A	18,910	385,197
True Religion Apparel	12,880	373,262
†Tumi Holdings	10,900	190,750
†Unifi	5,833	66,088
†Vera Bradley	10,000	210,800
†Warnaco Group	20,786	885,067
Wolverine World Wide	24,929	966,746

		8,019,144

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance–1.46%
Apollo Residential Mortgage	11,900	$229,432
Astoria Financial	43,300	424,340
Bank Mutual	26,783	118,113
BankFinancial	12,648	95,239
†Beneficial Mutual Bancorp	16,184	139,668
Berkshire Hills Bancorp	10,590	232,980
†BofI Holding	4,400	86,944
Brookline Bancorp	35,444	313,679
†Cape Bancorp	4,900	40,719
Charter Financial	2,200	21,340
Clifton Savings Bancorp	5,441	56,641
Dime Community Bancshares	15,852	210,673
†Doral Financial	70,090	105,135
ESB Financial	5,920	78,144
Essa Bancorp	4,000	43,200
†EverBank Financial	11,300	122,831
Federal Agricultural Mortgage Class C	5,500	144,265
First Defiance Financial	5,700	97,584
†First Federal Bancshares of Arkansas	1,800	14,580
First Financial Holdings	9,840	105,485
†First Financial Northwest	8,100	65,772
First Pactrust Bancorp	4,800	56,928
Flushing Financial	16,459	224,336
Fox Chase Bancorp	5,510	79,564
†Franklin Financial	7,300	120,085
Heritage Financial Group	4,400	56,628
Hingham Institution for Savings	600	36,282
†Home Bancorp	3,500	59,955
Home Federal Bancorp	7,200	75,600
Home Loan Servicing Solution	6,600	88,440
†HomeStreet	2,600	83,174
Kaiser Federal Financial Group	4,600	67,988
Kearny Financial	8,377	81,173
†Meridian Interstate Bancorp	3,300	45,936
†MGIC Investment	97,800	281,664
†NASB Financial	2,100	41,685
†Nationstar Mortgage Holdings	9,700	208,744
Northfield Bancorp	6,959	98,887
Northwest Bancshares	49,291	577,198
OceanFirst Financial	7,200	103,392
†Ocwen Financial	54,279	1,019,361
Oritani Financial	22,961	330,409
†Peoples Federal Bancshares	3,100	51,770
Provident Financial Holdings	4,900	56,497
Provident Financial Services	30,281	464,813
Provident New York Bancorp	20,646	156,703
Radian Group	68,700	226,023
Rockville Financial	15,639	180,943
Roma Financial	5,135	43,750
SI Financial Group	5,300	60,950
Territorial Bancorp	6,200	141,174
†Tree.com	3,000	34,320
Trustco Bank	47,675	260,306

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
United Financial Bancorp	7,200	$103,536
ViewPoint Financial Group	16,224	253,743
†Walker & Dunlop	5,400	69,390
†Waterstone Financial	3,700	14,060
Westfield Financial	13,392	97,762
WSFS Financial	3,535	142,849

		8,842,782

Tobacco–0.25%
†Alliance One International	44,171	152,832
†Star Scientific	73,600	335,616
Universal	11,730	543,451
Vector Group	26,723	454,825

		1,486,724

Trading Companies & Distributors–0.97%
Aceto	15,200	137,256
Aircastle	29,700	357,885
Applied Industrial Technologies	21,309	785,236
†Beacon Roofing Supply	23,648	596,403
†BlueLinx Holdings	12,200	28,670
†CAI International	6,800	135,184
†DXP Enterprises	4,400	182,556
†Edgen Group	7,600	57,152
†H&E Equipment Services	15,135	227,479
Houston Wire & Cable	8,075	88,260
†Interline Brands	16,096	403,527
Kaman Class A	13,089	404,974
†Rush Enterprises Class A	16,446	268,892
SeaCube Container Leasing	6,400	109,248
TAL International Group	14,788	495,250
Textainer Group Holdings	6,073	224,094
†Titan Machinery	9,055	275,000
Watsco	14,866	1,097,110
†Willis Lease Finance	2,800	34,496

		5,908,672

Transportation Infrastructure–0.02%
†Wesco Aircraft Holdings	10,100	128,573

		128,573

Water Utilities–0.25%
American States Water	9,374	371,023
Artesian Resources	3,700	79,698
†Cadiz	5,898	42,525
California Water Service Group	20,802	384,213
Connecticut Water Service	3,900	113,022
Consolidated Water	8,676	71,924
Middlesex Water	8,300	157,700
SJW	7,634	183,292
York Water	5,800	103,762

		1,507,159

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.11%
†Leap Wireless International	31,700	$203,831
NTELOS Holdings	7,616	143,562
Shenandoah Telecommunications	12,095	164,613
USA Mobility	11,618	149,407

		661,413

Total Common Stock (Cost $525,491,439)		585,122,014

CLOSED-END FUND–0.01%
†Firsthand Technology Value Fund	4,300	75,938

Total Closed-End Fund (Cost $81,771)		75,938

RIGHTS–0.00%
=Forest Laboratories	3,000	0
Hamptons Road	2,900	2,104

Total Rights (Cost $0)		2,104

	Number of Shares	Value (U.S. $)

WARRANTS–0.00%
#†Greenhunter Energy 144A, exercise price $27.50, expiration date 8/27/11	90	$0
†Magnum Hunter Resources, expiration date 11/30/13	4,440	0

Total Warrants (Cost $0)		0

SHORT-TERM INVESTMENTS–3.69%
Money Market Mutual Fund–3.32%
Dreyfus Treasury & Agency Cash Management Fund	20,112,731	20,112,731

		20,112,731

	Principal Amount (U.S. $)
¥≠U.S. Treasury Obligations–0.37%
U.S. Treasury Bills
0.068% 9/6/12	$1,842,000	1,841,781
0.07% 8/9/12	425,000	424,981

		2,266,762

Total Short-Term Investments (Cost $22,379,467)		22,379,493

TOTAL VALUE OF SECURITIES–100.19% (Cost $547,952,677)	607,579,549
êLIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(1,156,979)

NET ASSETS APPLICABLE TO 32,903,600 SHARES OUTSTANDING–100.00%	$606,422,570

NET ASSET VALUE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($471,345,627 / 25,569,192 Shares)	$18.434

NET ASSET VALUE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($135,076,943 / 7,334,408 Shares)	$18.417

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$549,495,406
Undistributed net investment income	5,191,387
Accumulated net realized loss on investments	(8,652,687)
Net unrealized appreciation of investments and derivatives	60,388,464

Total net assets	$606,422,570

≠	The rate shown is the effective yield at the time of purchase.

†	Non income producing security.

¥	Fully or partially pledged as collateral for futures contracts.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

ê	Includes foreign currency valued at $4,577 with a cost of $4,511.

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

The	following future contracts were outstanding at June 30, 2012:[1]

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
267 Russell 2000 Mini Index	$20,475,612	$21,237,180	9/22/12	$761,568

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–25

LVIP SSgA Small-Cap Index Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP SSgA Small-Cap Index Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$4,333,304
Interest	219
Foreign tax withheld	(6,139)

4,327,384

EXPENSES:
Management fees	952,634
Distribution expenses-Service Class	174,368
Accounting and administration expenses	129,467
Reports and statements to shareholders	49,787
Index fees	24,447
Pricing fees	22,622
Professional fees	16,151
Trustees’ fees	7,343
Custodian fees	5,578
Other	6,369

Total operating expenses	1,388,766

NET INVESTMENT INCOME	2,938,618

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,575,850
Foreign currencies	(78)
Foreign currency exchange contracts	(17)
Futures contracts	249,437

Net realized gain	3,825,192

Net change in unrealized appreciation (depreciation) of:
Investments	36,842,496
Foreign currencies	92
Futures contracts	656,593

Net change in unrealized appreciation (depreciation)	37,499,181

NET REALIZED AND UNREALIZED GAIN	41,324,373

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,262,991

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,938,618	$3,604,034
Net realized gain	3,825,192	11,873,521
Net change in unrealized appreciation (depreciation)	37,499,181	(20,618,739)

Net increase (decrease) in net assets resulting from operations	44,262,991	(5,141,184)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,506,656)
Service Class	—	(140,177)

	—	(1,646,833)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	102,178,182	293,125,579
Service Class	11,708,260	38,659,167
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,506,656
Service Class	—	140,177

	113,886,442	333,431,579

Cost of shares repurchased:
Standard Class	(83,899,050)	(67,123,021)
Service Class	(21,568,066)	(29,737,844)

	(105,467,116)	(96,860,865)

Increase in net assets derived from capital share transactions	8,419,326	236,570,714

NET INCREASE IN NET ASSETS	52,682,317	229,782,697
NET ASSETS:
Beginning of period	553,740,253	323,957,556

End of period (including undistributed net investment income of $5,191,387 and $2,252,864, respectively)	$606,422,570	$553,740,253

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–26

LVIP SSgA Small-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08[2]	12/31/07[3,4]
Net asset value, beginning of period	$17.026	$17.904	$14.258	$11.413	$19.096	$18.450

Income (loss) from investment operations:
Net investment income[5]	0.095	0.168	0.148	0.113	0.186	0.181
Net realized and unrealized gain (loss)	1.313	(0.984)	3.583	2.850	(6.173)	0.590

Total from investment operations	1.408	(0.816)	3.731	2.963	(5.987)	0.771

Less dividends and distributions from:
Net investment income	—	(0.062)	(0.085)	(0.091)	(0.149)	(0.125)
Net realized gain	—	—	—	(0.027)	(1.547)	—

Total dividends and distributions	—	(0.062)	(0.085)	(0.118)	(1.696)	(0.125)

Net asset value, end of period	$18.434	$17.026	$17.904	$14.258	$11.413	$19.096

Total return[6]	8.27%	(4.56% )	26.19%	26.02%	(33.97% )	4.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$471,346	$419,399	$192,921	$138,927	$112,717	$166,199
Ratio of expenses to average net assets	0.41%	0.42%	0.44%	0.45%	0.45%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.41%	0.42%	0.44%	0.46%	0.47%	0.56%
Ratio of net investment income to average net assets	1.05%	0.97%	0.97%	0.95%	1.18%	1.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.05%	0.97%	0.97%	0.94%	1.16%	1.09%
Portfolio turnover	23%	15%	17%	37%	37%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[4]	Commencing April 30, 2007, Mellon Capital Management Corporation replaced Lord, Abbett & Co. LLC as the Fund’s sub-advisor.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–27

LVIP SSgA Small-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/12[1] (Unaudited)	Year Ended				4/30/07[3] to 12/31/07
		12/31/11	12/31/10	12/31/09	12/31/08[2]
Net asset value, beginning of period	$17.031	$17.908	$14.265	$11.423	$19.090	$20.355

Income (loss) from investment operations:
Net investment income[4]	0.072	0.128	0.110	0.083	0.149	0.162
Net realized and unrealized gain (loss)	1.314	(0.988)	3.579	2.849	(6.165)	(1.329)

Total from investment operations	1.386	(0.860)	3.689	2.932	(6.016)	(1.167)

Less dividends and distributions from:
Net investment income	—	(0.017)	(0.046)	(0.063)	(0.104)	(0.098)
Net realized gain	—	—	—	(0.027)	(1.547)	—

Total dividends and distributions	—	(0.017)	(0.046)	(0.090)	(1.651)	(0.098)

Net asset value, end of period	$18.417	$17.031	$17.908	$14.265	$11.423	$19.090

Total return[5]	8.14%	(4.80% )	25.87%	25.71%	(34.14% )	(5.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$135,077	$134,341	$131,037	$67,761	$26,022	$7,443
Ratio of expenses to average net assets	0.66%	0.67%	0.69%	0.70%	0.70%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.66%	0.67%	0.69%	0.71%	0.72%	0.74%
Ratio of net investment income to average net assets	0.80%	0.72%	0.72%	0.70%	0.93%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.80%	0.72%	0.72%	0.69%	0.91%	1.15%
Portfolio turnover	23%	15%	17%	37%	37%	119% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–28

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Small-Cap Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification

LVIP SSgA Small-Cap Index Fund–29

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.32% of average daily net assets of the Fund.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $23,816 and $3,166, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$151,258
Distribution fees payable to LFD	26,465

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $137,530,125 and sales of $140,290,971 investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $564,144,311. At June 30, 2012, net unrealized appreciation was $43,435,238, of which $98,638,497 related to unrealized appreciation of investments and $55,203,259 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset

LVIP SSgA Small-Cap Index Fund–30

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$585,122,014	$—	$—	$585,122,014
Investment Companies	75,938	—	—	75,938
Other	—	—	2,104	2,104
Short-Term Investments	20,112,731	2,266,762	—	22,379,493

Total	$605,310,683	$2,266,762	$2,104	$607,579,549

Futures Contracts	$761,568	$—	$—	$761,568

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$1,646,833

LVIP SSgA Small-Cap Index Fund–31

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$549,495,406
Undistributed ordinary income	9,821,829
Undistributed long-term capital gains	3,013,480
Capital loss carryforwards as of 12/31/11	(960,906)
Realized gains 1/1/12–6/30/12	960,906
Unrealized appreciation	44,091,855

Net assets	$606,422,570

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, return of capital from investments, partnership income, market-to-market on futures contracts, and tax treatment of regulated investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded the following reclassifications:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(95)	$95

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $960,906 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital gains of $960,906, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	5,596,655	17,635,476
Service Class	635,424	2,239,345
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	87,908
Service Class	—	8,175

	6,232,079	19,970,904

Shares repurchased:
Standard Class	(4,660,332)	(3,865,638)
Service Class	(1,188,942)	(1,676,623)

	(5,849,274)	(5,542,261)

Net increase	382,805	14,428,643

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon

LVIP SSgA Small-Cap Index Fund–32

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Derivatives Generally.    The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$11,857,918	$—

8. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2012, no securities have been determined be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap Index Fund–33

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Growth Stock Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Growth Stock Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,128.30	0.82%	$4.34
Service Class Shares	1,000.00	1,126.90	1.07%	5.66
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.79	0.82%	$4.12
Service Class Shares	1,000.00	1,019.54	1.07%	5.37

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	95.71%
Aerospace & Defense	2.28%
Air Freight & Logistics	2.11%
Airlines	0.25%
Automobiles	0.38%
Beverages	0.46%
Biotechnology	3.01%
Capital Markets	1.54%
Chemicals	3.20%
Commercial Banks	0.37%
Communications Equipment	3.21%
Computers & Peripherals	12.21%
Consumer Finance	1.37%
Diversified Financial Services	0.47%
Electrical Equipment	0.69%
Electronic Equipment, Instruments & Components	0.42%
Energy Equipment & Services	1.39%
Food & Staples Retailing	2.03%
Health Care Equipment & Supplies	1.59%
Health Care Providers & Services	2.88%
Health Care Technology	0.33%
Hotels, Restaurants & Leisure	6.38%
Household Durables	0.94%
Internet & Catalog Retail	6.94%
Internet Software & Services	9.67%
IT Services	6.19%
Machinery	3.12%
Media	0.90%
Multiline Retail	0.33%
Oil, Gas & Consumable Fuels	2.23%
Pharmaceuticals	1.16%
Professional Services	0.51%
Real Estate Investment Trusts	2.18%
Road & Rail	2.19%
Semiconductors & Semiconductor Equipment	0.73%
Software	2.87%
Specialty Retail	2.78%
Textiles, Apparel & Luxury Goods	2.28%
Trading Companies & Distributors	1.54%
Wireless Telecommunication Services	2.58%
Preferred Stock	0.24%
Short-Term Investment	4.50%
Total Value of Securities	100.45%
Liabilities Net of Receivables and Other Assets	(0.45%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	11.45%
Google Class A	3.76%
Amazon.com	3.55%
priceline.com	3.09%
MasterCard Class A	2.87%
Danaher	2.74%
Crown Castle International	2.58%
QUALCOMM	2.44%
American Tower	2.18%
Praxair	2.04%
Total	36.70%

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–95.71%
Aerospace & Defense–2.28%
Boeing	25,300	$1,879,790
Precision Castparts	26,200	4,309,638

		6,189,428

Air Freight & Logistics–2.11%
FedEx	31,100	2,849,071
United Parcel Service Class B	36,500	2,874,740

		5,723,811

Airlines–0.25%
†United Continental Holdings	27,600	671,508

		671,508

Automobiles–0.38%
Harley-Davidson	22,800	1,042,644

		1,042,644

Beverages–0.46%
†Monster Beverage	17,600	1,253,120

		1,253,120

Biotechnology–3.01%
†Alexion Pharmaceuticals	20,500	2,035,650
†Biogen Idec	14,800	2,136,824
†Celgene	14,600	936,736
†Gilead Sciences	30,600	1,569,168
†Human Genome Sciences	14,100	185,133
†Regeneron Pharmaceuticals	5,900	673,898
†Vertex Pharmaceuticals	11,400	637,488

		8,174,897

Capital Markets–1.54%
Franklin Resources	20,800	2,308,592
Invesco	82,600	1,866,760

		4,175,352

Chemicals–3.20%
Ecolab	10,900	746,977
Praxair	50,800	5,523,484
Sherwin-Williams	18,200	2,408,770

		8,679,231

Commercial Banks–0.37%
U.S. Bancorp	31,500	1,013,040

		1,013,040

Communications Equipment–3.21%
†Juniper Networks	128,800	2,100,728
QUALCOMM	118,800	6,614,784

		8,715,512

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Computers & Peripherals–12.21%
†Apple	53,200	$31,068,800
†EMC	79,600	2,040,148

		33,108,948

Consumer Finance–1.37%
American Express	63,800	3,713,798

		3,713,798

Diversified Financial Services–0.47%
†IntercontinentalExchange	9,400	1,278,212

		1,278,212

Electrical Equipment–0.69%
†Babcock & Wilcox	24,800	607,600
Roper Industries	12,900	1,271,682

		1,879,282

Electronic Equipment, Instruments & Components–0.42%
†Trimble Navigation	24,800	1,141,048

		1,141,048

Energy Equipment & Services–1.39%
†FMC Technologies	41,900	1,643,737
Schlumberger	32,900	2,135,539

		3,779,276

Food & Staples Retailing–2.03%
Costco Wholesale	22,500	2,137,500
CVS Caremark	50,100	2,341,173
Whole Foods Market	10,800	1,029,456

		5,508,129

Health Care Equipment & Supplies–1.59%
Baxter International	11,800	627,170
Covidien	6,300	337,050
†Edwards Lifesciences	16,400	1,694,120
Stryker	29,800	1,641,980

		4,300,320

Health Care Providers & Services–2.88%
†Catalyst Health Solutions	7,000	654,080
†Express Scripts	41,000	2,289,030
McKesson	32,300	3,028,125
UnitedHealth Group	31,700	1,854,450

		7,825,685

Health Care Technology–0.33%
†SXC Health Solutions	8,900	882,969

		882,969

Hotels, Restaurants & Leisure–6.38%
Carnival	34,646	1,184,526
†Chipotle Mexican Grill	6,600	2,507,670

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands	45,800	$1,991,842
Marriott International Class A	51,051	2,001,199
†MGM Resorts International	49,000	546,840
Starbucks	102,600	5,470,632
Starwood Hotels & Resorts Worldwide	34,400	1,824,576
Yum Brands	27,700	1,784,434

		17,311,719

Household Durables–0.94%
D.R. Horton	43,600	801,368
Lennar Class A	26,100	806,751
†NVR	1,100	935,000

		2,543,119

Internet & Catalog Retail–6.94%
†Amazon.com	42,200	9,636,370
†Groupon	75,600	803,628
†priceline.com	12,600	8,372,952

		18,812,950

Internet Software & Services–9.67%
†Akamai Technologies	40,200	1,276,350
†Baidu ADR	33,100	3,805,838
†eBay	99,200	4,167,392
@=†Facebook Class A	25,894	765,530
@=†Facebook Class B	62,018	1,833,500
†Google Class A	17,600	10,209,232
†LinkedIn Class A	16,600	1,764,082
Tencent Holdings	77,500	2,288,675
@=†Twitter	7,310	116,960

		26,227,559

IT Services–6.19%
Accenture Class A	45,850	2,755,127
MasterCard Class A	18,100	7,784,991
†Teradata	19,500	1,404,195
Visa Class A	39,200	4,846,296

		16,790,609

Machinery–3.12%
Danaher	142,540	7,423,483
Deere	12,700	1,027,049

		8,450,532

Media–0.90%
Disney (Walt)	50,500	2,449,250

		2,449,250

Multiline Retail–0.33%
†Dollar Tree	16,400	882,320

		882,320

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–2.23%
EOG Resources	20,100	$1,811,211
Occidental Petroleum	18,800	1,612,476
Range Resources	15,600	965,172
Williams	57,700	1,662,914

		6,051,773

Pharmaceuticals–1.16%
Allergan	11,500	1,064,555
Novo Nordisk Class B	5,628	815,948
†Valeant Pharmaceuticals International	28,000	1,254,120

		3,134,623

Professional Services–0.51%
†IHS Class A	12,900	1,389,717

		1,389,717

Real Estate Investment Trusts–2.18%
American Tower	84,600	5,914,386

		5,914,386

Road & Rail–2.19%
Hunt (J.B.) Transport Services	23,600	1,406,560
Kansas City Southern	25,100	1,745,956
Union Pacific	23,400	2,791,854

		5,944,370

Semiconductors & Semiconductor Equipment–0.73%
†Broadcom Class A	58,500	1,977,300

		1,977,300

Software–2.87%
†Autodesk	31,700	1,109,183
†Check Point Software Technologies	18,800	932,292
†Informatica	29,500	1,249,620
†Nuance Communications	54,600	1,300,572
†Red Hat	30,300	1,711,344
†salesforce.com	10,700	1,479,382

		7,782,393

Specialty Retail–2.78%
†AutoZone	5,600	2,056,152
†CarMax	51,800	1,343,692
Home Depot	40,500	2,146,095
Ross Stores	24,800	1,549,256
Tractor Supply	5,300	440,218

		7,535,413

Textiles, Apparel & Luxury Goods–2.28%
Coach	10,000	584,800
†Fossil	12,803	979,942
NIKE Class B	30,500	2,677,290

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Prada	141,700	$956,175
Ralph Lauren	7,000	980,420

		6,178,627

Trading Companies & Distributors–1.54%
Fastenal	79,200	3,192,552
Grainger (W.W.)	5,200	994,448

		4,187,000

Wireless Telecommunication Services–2.58%
†Crown Castle International	119,500	7,009,870

		7,009,870

Total Common Stock (Cost $191,776,199)		259,629,740

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.24%
@=†Livingsocial Series F	14,245	$75,897
@=†Twitter Series A	19	304
@=†Twitter Series B	5,908	94,528
@=†Twitter Series C	1,598	25,568
@=†Twitter Series D	2,806	44,896
@=†Twitter Series F	1,011	16,176
@=†Twitter Series G-2	24,414	390,624

Total Preferred Stock (Cost $684,224)		647,993

SHORT-TERM INVESTMENT–4.50%
Money Market Mutual Fund–4.50%
Dreyfus Treasury & Agency Cash Management Fund	12,215,788	12,215,788

Total Short-Term Investment (Cost $12,215,788)		12,215,788

TOTAL VALUE OF SECURITIES–100.45% (Cost $204,676,211)	272,493,521
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.45%)	(1,215,376)

NET ASSETS APPLICABLE TO 13,837,111 SHARES OUTSTANDING–100.00%	$271,278,145

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($154,566,933 / 7,857,386 Shares)	$19.672

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($116,711,212 / 5,979,725 Shares)	$19.518

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$242,137,864
Accumulated net realized loss on investments	(38,677,104)
Net unrealized appreciation of investments and foreign currencies	67,817,385

Total net assets	$271,278,145

†	Non income producing security.

@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $3,363,983, which represented 1.24% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $3,363,983, which represented 1.24% of the Fund's net assets. See Note 1 in "Notes to Financial Statements.”

«	Includes foreign currency valued at $3 with a cost of $3.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP T. Rowe Price Growth Stock Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$667,447
Foreign tax withheld	(334)

667,113

EXPENSES:
Management fees	740,427
Distribution expenses-Service Class	134,644
Accounting and administration expenses	43,750
Reports and statements to shareholders	21,338
Professional fees	10,811
Custodian fees	6,994
Trustees' fees	2,241
Pricing fees	711
Other	4,702

Total operating expenses	965,618

NET INVESTMENT LOSS	(298,505)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	329,643
Foreign currencies	(7,090)
Foreign currency exchange contracts	4,463

Net realized gain	327,016

Net change in unrealized appreciation (depreciation) of:
Investments	22,244,345
Foreign currencies	515

Net change in unrealized appreciation (depreciation)	22,244,860

NET REALIZED AND UNREALIZED GAIN	22,571,876

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,273,371

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net Investment loss	$(298,505)	$(433,824)
Net realized gain	327,016	27,389,947
Net change in unrealized appreciation (depreciation)	22,244,860	(34,830,774)

Net increase (decrease) in net assets resulting from operations	22,273,371	(7,874,651)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	76,592,982	46,702,648
Service Class	31,611,236	50,856,513

	108,204,218	97,559,161

Cost of shares repurchased:
Standard Class	(8,153,678)	(252,917,134)
Service Class	(16,821,897)	(31,852,356)

	(24,975,575)	(284,769,490)

Increase (decrease) in net assets derived from capital share transactions	83,228,643	(187,210,329)

NET INCREASE (DECREASE) IN NET ASSETS	105,502,014	(195,084,980)
NET ASSETS:
Beginning of period	165,776,131	360,861,111

End of period (including accumulated net investment loss of $– and $101, respectively)	$271,278,145	$165,776,131

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/12[2] (Unaudited)		12/31/11	12/31/10		Year Ended 12/31/09	12/31/08	12/31/07[1]
Net asset value, beginning of period	$17.435		$17.728	$15.187		$10.614	$18.315	$16.859

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)		(0.013)	(0.005)		0.020	0.056	0.090
Net realized and unrealized gain (loss)	2.253		(0.280)	2.546		4.553	(7.720)	1.415

Total from investment operations	2.237		(0.293)	2.541		4.573	(7.664)	1.505

Less dividends and distributions from:
Net investment income	—		—	—		—	(0.037)	(0.049)

Total dividends and distributions	—		—	—		—	(0.037)	(0.049)

Net asset value, end of period	$19.672		$17.435	$17.728		$15.187	$10.614	$18.315

Total return[4]	12.83%		(1.65% )	16.73%		43.08%	(41.84% )	8.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$154,567		$75,280	$286,931		$240,462	$174,922	$223,805
Ratio of expenses to average net assets	0.82%		0.79%	0.79%		0.82%	0.82%	0.83%
Ratio of net investment income (loss) to average net assets	(0.16%	)	(0.07% )	(0.03%	)	0.16%	0.38%	0.50%
Portfolio turnover	17%		44%	54%		64%	46%	54%

[1]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Strategic Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 6/30/12[2]		Year Ended						4/30/07[1] to
	(Unaudited)		12/31/11	12/31/10		12/31/09		12/31/08	12/31/07
Net asset value, beginning of period	$17.320		$17.654	$15.162		$10.623		$18.312	$17.860

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.040)		(0.057)	(0.044)		(0.013)		0.020	0.027
Net realized and unrealized gain (loss)	2.238		(0.277)	2.536		4.552		(7.709)	0.449

Total from investment operations	2.198		(0.334)	2.492		4.539		(7.689)	0.476

Less dividends and distributions from:
Net investment income	—		—	—		—		—	(0.024)

Total dividends and distributions	—		—	—		—		—	(0.024)

Net asset value, end of period	$19.518		$17.320	$17.654		$15.162		$10.623	$18.312

Total return[4]	12.69%		(1.89% )	16.44%		42.73%		(41.99% )	2.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,711		$90,496	$73,930		$45,703		$10,759	$6,824
Ratio of expenses to average net assets	1.07%		1.04%	1.04%		1.07%		1.07%	1.07%
Ratio of net investment income (loss) to average net assets	(0.41%	)	(0.32% )	(0.28%	)	(0.09%	)	0.13%	0.22%
Portfolio turnover	17%		44%	54%		64%		46%	54% [5]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,301 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

T. Rowe Price Associates, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $8,040 and $1,032, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$145,928
Distribution fees payable to LFD	22,967

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $110,046,373 and sales of $34,083,421 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $207,901,663. At June 30, 2012, net unrealized appreciation was $64,591,858, of which $70,014,008 related to unrealized appreciation of investments and $5,422,150 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$251,668,426	$5,245,324	$2,715,990	$259,629,740
Preferred Stock	—	—	647,993	647,993
Short-Term Investment	12,215,788	—	—	12,215,788

Total	$263,884,214	$5,245,324	$3,363,983	$272,493,521

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim, or end of the period in relation to net assets. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Preferred Stock	Total
Balance as of 12/31/11	$3,821,248	$496,098	$4,317,346
Purchases	—	130,320	130,320
Sales	(1,372,544)	—	(1,372,544)
Net realized loss	(19,291)	—	(19,291)
Net change in unrealized appreciation (depreciation)	286,577	21,575	308,152

Balance as of 6/30/12	$2,715,990	$647,993	$3,363,983

Net change in unrealized appreciation (depreciation) from investments still held as of 6/30/12	$(124,554)	$21,575	$(102,979)

Sensitivity Analysis

Valuation: US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Funds.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative Information about Level 3 Fair Value Measurements.

Fair Value at 6/30/12		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$2,715,990	Private Market Transactions, Less discount for lack of marketability	Public market trades	N/A

Preferred Stock	647,993	Private Market Transactions, Less discount for lack of marketability	Public market trades	N/A

	$3,363,983

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $5,245,324 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund during the period. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$242,137,864
Realized losses 1/1/12-6/30/12	(1,709,949)
Capital loss carryforwards as of 12/31/11	(33,741,703)
Unrealized appreciation	64,591,933

Net assets	$271,278,145

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
$298,606	$2,627	$(301,233)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $33,741,703 expires in 2017.

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital losses of $1,709,949, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	3,954,944	2,537,397
Service Class	1,622,817	2,832,635

	5,577,761	5,370,032

Shares repurchased:
Standard Class	(415,312)	(14,405,238)
Service Class	(868,019)	(1,795,413)

	(1,283,331)	(16,200,651)

Net increase (decrease)	4,294,430	(10,830,619)

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2012.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$21,877	$14,471

8. Market Risk

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,097.10	0.82%	$4.28
Service Class Shares	1,000.00	1,095.70	1.07%	5.58
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.79	0.82%	$4.12
Service Class Shares	1,000.00	1,019.54	1.07%	5.37

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.46%
Aerospace & Defense	0.78%
Air Freight & Logistics	1.07%
Airlines	0.87%
Auto Components	0.96%
Beverages	1.25%
Biotechnology	4.19%
Building Products	0.21%
Capital Markets	1.26%
Chemicals	4.00%
Commercial Banks	0.76%
Commercial Services & Supplies	1.21%
Communications Equipment	1.45%
Computers & Peripherals	0.35%
Construction & Engineering	0.67%
Construction Materials	0.16%
Consumer Finance	0.17%
Containers & Packaging	0.54%
Diversified Consumer Services	1.46%
Diversified Financial Services	2.10%
Electrical Equipment	2.12%
Electronic Equipment, Instruments & Components	1.81%
Energy Equipment & Services	3.17%
Food & Staples Retailing	0.91%
Food Products	2.04%
Health Care Equipment & Supplies	1.86%
Health Care Providers & Services	5.29%
Health Care Technology	1.09%
Hotels, Restaurants & Leisure	4.23%
Household Durables	0.26%
Household Products	0.91%
Independent Power Producers & Energy Traders	0.35%
Insurance	1.77%
Internet & Catalog Retail	1.32%
Internet Software & Services	0.95%
IT Services	2.33%
Leisure Equipment & Products	0.71%
Life Sciences Tools & Services	1.12%
Machinery	3.33%
Media	3.49%
Metals & Mining	2.56%
Multiline Retail	1.57%
Office Electronics	0.16%
Oil, Gas & Consumable Fuels	3.10%
Personal Products	0.21%
Pharmaceuticals	0.77%
Professional Services	1.80%
Real Estate Management & Development	0.92%
Road & Rail	1.54%
Semiconductors & Semiconductor Equipment	6.21%

Security Type/Sector	Percentage of Net Assets
Software	7.62%
Specialty Retail	5.56%
Textiles, Apparel & Luxury Goods	1.74%
Thrifts & Mortgage Finance	0.20%
Tobacco	0.31%
Trading Companies & Distributors	1.07%
Wireless Telecommunication Services	1.60%
Preferred Stock	0.45%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Nuance Communications	1.00%
Crown Castle International	0.90%
Omnicom Group	0.87%
Compass Minerals International	0.85%
Sherwin-Williams	0.83%
Red Hat	0.82%
Discovery Communications Class C	0.80%
Ross Stores	0.80%
Michael Kors Holdings	0.80%
Marriott International Class A	0.79%
Total	8.46%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.46%
Aerospace & Defense–0.78%
Empresa Brasileira de Aeronautica ADR	29,000	$769,370
†Spirit AeroSystems Holdings Class A	29,600	705,368
†TransDigm Group	6,600	886,380

		2,361,118

Air Freight & Logistics–1.07%
Expeditors International of Washington	33,700	1,305,875
Robinson (C.H.) Worldwide	33,300	1,949,049

		3,254,924

Airlines–0.87%
Copa Holdings Class A	16,700	1,377,416
SkyWest	36,400	237,692
Southwest Airlines	112,300	1,035,406

		2,650,514

Auto Components–0.96%
Gentex	70,700	1,475,509
†TRW Automotive Holdings	39,200	1,440,992

		2,916,501

Beverages–1.25%
Beam	13,600	849,864
Brown-Forman Class B	13,175	1,275,999
Dr Pepper Snapple Group	37,900	1,658,125

		3,783,988

Biotechnology–4.19%
†Alexion Pharmaceuticals	23,500	2,333,550
†Alkermes	43,100	731,407
†Ariad Pharmaceuticals	40,700	700,447
†BioMarin Pharmaceuticals	23,000	910,340
†Cubist Pharmaceuticals	13,500	511,785
†Dendreon	28,900	213,860
†Human Genome Sciences	42,400	556,712
†Incyte	66,500	1,509,550
†Medivation	6,500	594,100
†Myriad Genetics	21,900	520,563
†Pharmacyclics	18,000	982,980
†Regeneron Pharmaceuticals	17,400	1,987,428
†Vertex Pharmaceuticals	20,200	1,129,584

		12,682,306

Building Products–0.21%
†Fortune Brands Home & Security	28,500	634,695

		634,695

Capital Markets–1.26%
†E Trade Financial	65,900	529,836
Invesco	22,400	506,240
Lazard Class A	56,000	1,455,440

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Northern Trust	11,600	$533,832
TD Ameritrade Holding	46,400	788,800

		3,814,148

Chemicals–4.00%
Air Products & Chemicals	6,600	532,818
Albemarle	9,400	560,616
Celanese Class A	46,500	1,609,830
CF Industries Holdings	8,000	1,549,920
PPG Industries	15,700	1,666,084
Rockwood Holdings	39,500	1,751,825
Sherwin-Williams	19,000	2,514,650
Sigma-Aldrich	7,000	517,510
Sociedad Quimica y Minera de Chile ADR	25,200	1,402,884

		12,106,137

Commercial Banks–0.76%
Fifth Third Bancorp	39,900	534,660
First Horizon National	46,967	406,265
†SVB Financial Group	9,200	540,224
TCF Financial	37,200	427,056
Zions Bancorp	20,400	396,168

		2,304,373

Commercial Services & Supplies–1.21%
†Clean Harbors	22,700	1,280,734
†Copart	20,000	473,800
Ritchie Brothers Auctioneers	16,600	352,750
†Stericycle	5,200	476,684
Waste Connections	36,350	1,087,592

		3,671,560

Communications Equipment–1.45%
†Acme Packet	21,300	397,245
†Aruba Networks	62,000	933,100
†Ciena	33,400	546,758
†F5 Networks	7,000	696,920
†JDS Uniphase	87,200	959,200
†Juniper Networks	35,400	577,374
†Riverbed Technology	17,900	289,085

		4,399,682

Computers & Peripherals–0.35%
†NetApp	19,600	623,672
†SanDisk	12,300	448,704

		1,072,376

Construction & Engineering–0.67%
Fluor	30,600	1,509,804
†Quanta Services	21,800	524,726

		2,034,530

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction Materials–0.16%
Vulcan Materials	12,500	$496,375

		496,375

Consumer Finance–0.17%
†Green Dot Class A	23,300	515,396

		515,396

Containers & Packaging–0.54%
Ball	39,700	1,629,685

		1,629,685

Diversified Consumer Services–1.46%
†New Oriental Education & Technology Group ADR	36,500	894,250
Sotheby’s	41,600	1,387,776
Strayer Education	10,600	1,155,612
Weight Watchers International	19,100	984,796

		4,422,434

Diversified Financial Services–2.10%
CBOE Holdings	51,000	1,411,680
†IntercontinentalExchange	15,900	2,162,082
Moody’s	49,300	1,801,915
†MSCI Class A	29,400	1,000,188

		6,375,865

Electrical Equipment–2.12%
AMETEK	23,150	1,155,417
†Babcock & Wilcox	57,700	1,413,650
†General Cable	14,500	376,130
Hubbell Class B	16,300	1,270,422
†II-VI	20,600	343,402
Roper Industries	18,800	1,853,304

		6,412,325

Electronic Equipment, Instruments & Components–1.81%
Amphenol Class A	26,700	1,466,364
†IPG Photonics	17,600	767,184
†Itron	7,100	292,804
Jabil Circuit	29,000	589,570
National Instruments	16,775	450,577
†Trimble Navigation	41,600	1,914,016

		5,480,515

Energy Equipment & Services–3.17%
†Cameron International	30,800	1,315,468
Core Laboratories	11,300	1,309,670
Diamond Offshore Drilling	10,300	609,039
†Dresser-Rand Group	13,800	614,652
†Dril-Quip	7,500	491,925
†FMC Technologies	36,200	1,420,126
Lufkin Industries	16,400	890,848
†McDermott International	76,300	849,982

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Nabors Industries	44,600	$642,240
Oceaneering International	30,700	1,469,302

		9,613,252

Food & Staples Retailing–0.91%
†Fresh Market	13,700	734,731
Whole Foods Market	21,100	2,011,252

		2,745,983

Food Products–2.04%
Campbell Soup	17,700	590,826
Flowers Foods	54,500	1,266,035
Hershey	18,100	1,303,743
McCormick	25,500	1,546,575
Mead Johnson Nutrition	9,300	748,743
Smucker (J.M.)	9,600	724,992

		6,180,914

Health Care Equipment & Supplies–1.86%
Bard (C.R.)	18,800	2,019,872
DENTSPLY International	29,800	1,126,738
†Edwards Lifesciences	7,300	754,090
†IDEXX Laboratories	9,100	874,783
†Thoratec	12,300	413,034
†Varian Medical Systems	7,100	431,467

		5,619,984

Health Care Providers & Services–5.29%
†AMERIGROUP	25,300	1,667,523
AmerisourceBergen	60,400	2,376,740
†Catalyst Health Solutions	6,200	579,328
CIGNA	13,800	607,200
†Community Health Systems	23,800	667,114
†DaVita	17,700	1,738,317
†HMS Holdings	21,400	712,834
Humana	11,400	882,816
†Laboratory of Corporation America Holdings	17,800	1,648,458
†Mednax	18,900	1,295,406
Quest Diagnostics	27,100	1,623,290
†Schein (Henry)	17,300	1,357,877
Universal Health Services Class B	20,300	876,148

		16,033,051

Health Care Technology–1.09%
†Cerner	14,100	1,165,506
†SXC Health Solutions	21,600	2,142,936

		3,308,442

Hotels, Restaurants & Leisure–4.23%
†Chipotle Mexican Grill	3,700	1,405,815
Choice Hotels International	27,000	1,078,110
†Hyatt Hotels Class A	13,600	505,376

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International Class A	60,757	$2,381,674
†Panera Bread Class A	6,900	962,136
Royal Caribbean Cruises	30,600	796,518
Starwood Hotels & Resorts Worldwide	43,800	2,323,152
Tim Hortons	31,200	1,642,368
Wynn Resorts	16,600	1,721,752

		12,816,901

Household Durables–0.26%
†Toll Brothers	26,400	784,872

		784,872

Household Products–0.91%
Church & Dwight	30,700	1,702,929
Clorox	14,500	1,050,670

		2,753,599

Independent Power Producers & Energy Traders–0.35%
†Calpine	63,600	1,050,036

		1,050,036

Insurance–1.77%
†Arch Capital Group	19,300	766,017
AXIS Capital Holdings	13,700	445,935
Berkley (W.R.)	12,500	486,500
Brown & Brown	39,000	1,063,530
HCC Insurance Holdings	14,300	449,020
Principal Financial Group	16,400	430,172
RenaissanceRe Holdings	8,200	623,282
Willis Group Holdings	29,700	1,083,753

		5,348,209

Internet & Catalog Retail–1.32%
†Groupon	90,832	965,544
†Liberty Interactive Class A	106,700	1,898,193
†NetFlix	16,500	1,129,755

		3,993,492

Internet Software & Services–0.95%
@=†Dropbox	7,607	68,837
†Equinix	3,700	649,905
†LinkedIn	6,100	648,247
†Rackspace Hosting	17,200	755,768
†Sina	14,400	746,064

		2,868,821

IT Services–2.33%
†Gartner	37,200	1,601,460
†Genpact	29,800	495,574
Paychex	18,800	590,508
†Teradata	24,100	1,735,441
Western Union	77,500	1,305,100

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Vantiv Class A	57,200	$1,332,188

		7,060,271

Leisure Equipment & Products–0.71%
Mattel	66,100	2,144,284

		2,144,284

Life Sciences Tools & Services–1.12%
†Bruker	33,700	448,547
†Covance	11,300	540,705
†Life Technologies	9,700	436,403
†Mettler-Toledo International	9,500	1,480,575
†Waters	6,000	476,820

		3,383,050

Machinery–3.33%
CLARCOR	9,100	438,256
Donaldson	24,400	814,228
Flowserve	4,700	539,325
Graco	12,900	594,432
IDEX	11,325	441,449
Joy Global	14,100	799,893
PACCAR	11,000	431,090
Pall	27,800	1,523,718
†Rexnord	28,600	573,144
†Terex	28,800	513,504
Valmont Industries	11,800	1,427,446
†WABCO Holdings	17,400	920,982
Wabtec	13,700	1,068,737

		10,086,204

Media–3.49%
†Central European Media Enterprises	36,400	184,912
†Charter Communications Class A	18,300	1,296,921
CTC Media	46,100	371,566
†Discovery Communications Class C	48,600	2,434,374
†Madison Square Garden Class A	24,500	917,280
McGraw-Hill	52,600	2,367,000
Omnicom Group	54,400	2,643,840
†Pandora Media	33,500	364,145

		10,580,038

Metals & Mining–2.56%
Agnico-Eagle Mines	6,100	246,806
Carpenter Technology	17,300	827,632
Cliffs Natural Resources	13,600	670,344
Compass Minerals International	33,900	2,585,892
Eldorado Gold	73,600	906,752
HudBay Minerals	52,700	406,317
†Osisko Mining	75,200	514,894
†Stillwater Mining	31,000	264,740
Ternium ADR	25,700	502,949

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
United States Steel	11,300	$232,780
Walter Energy	13,300	587,328

		7,746,434

Multiline Retail–1.57%
†Dollar General	31,000	1,686,090
†Dollar Tree	31,500	1,694,700
Kohl’s	30,200	1,373,798

		4,754,588

Office Electronics–0.16%
†Zebra Technologies	13,750	472,450

		472,450

Oil, Gas & Consumable Fuels–3.10%
Cimarex Energy	10,900	600,808
†Concho Resources	18,400	1,566,208
†Continental Resources	11,700	779,454
EQT	17,700	949,251
†Halcon Resources	49,900	471,056
†Kosmos Energy	18,400	203,320
Peabody Energy	25,400	622,808
QEP Resources	27,700	830,169
Range Resources	34,300	2,122,141
SM Energy	14,300	702,273
†Southwestern Energy	16,700	533,231

		9,380,719

Personal Products–0.21%
Avon Products	38,900	630,569

		630,569

Pharmaceuticals–0.77%
†Elan ADR	40,900	596,731
†Hospira	25,100	877,998
†Valeant Pharmaceutical International	19,100	855,489

		2,330,218

Professional Services–1.80%
Dun & Bradstreet	6,800	483,956
†IHS Class A	17,100	1,842,183
Manpower	33,100	1,213,115
Robert Half International	29,100	831,387
†Verisk Analytics Class A	22,100	1,088,646

		5,459,287

Real Estate Management & Development–0.92%
†Forest City Enterprises Class A	48,100	702,260
Jones Lang LaSalle	29,500	2,075,915

		2,778,175

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–1.54%
†Hertz Global Holdings	43,500	$556,800
Hunt (J.B.) Transport Services	17,600	1,048,960
Kansas City Southern	28,800	2,003,328
Landstar System	20,300	1,049,916

		4,659,004

Semiconductors & Semiconductor Equipment–6.21%
Altera	61,800	2,091,311
Analog Devices	51,700	1,947,539
ARM Holdings ADR	63,200	1,503,528
†Atmel	176,600	1,183,220
Intersil Class A	37,400	398,310
KLA-Tencor	11,100	546,675
†Lam Research	34,400	1,298,256
Linear Technology	59,700	1,870,401
Marvell Technology Group	75,300	849,384
Microchip Technology	36,800	1,217,344
†NVIDIA	105,500	1,458,010
†ON Semiconductor	71,600	508,360
†Silicon Laboratories	24,500	928,550
†Skyworks Solutions	37,200	1,018,164
Xilinx	59,100	1,983,987

		18,803,039

Software–7.62%
†ANSYS	21,000	1,325,310
†Ariba	4,300	192,468
†Autodesk	55,100	1,927,949
†Check Point Software Technologies	27,700	1,373,643
†Citrix Systems	11,400	956,916
†CommVault Systems	11,500	570,055
†Concur Technologies	22,900	1,559,490
FactSet Research Systems	4,650	432,171
†Fortinet	33,300	773,226
†Informatica	39,700	1,681,692
Intuit	30,400	1,804,240
†MICROS Systems	13,400	686,080
†Nuance Communications	127,600	3,039,431
†Red Hat	44,200	2,496,416
†Rovi	24,600	482,652
†salesforce.com	5,300	732,778
†ServiceNow	15,200	373,920
Solera Holdings	11,200	468,048
†TIBCO Software	73,400	2,196,128

		23,072,613

Specialty Retail–5.56%
†AutoZone	3,900	1,431,963
†Bed Bath & Beyond	23,300	1,439,940
†CarMax	81,000	2,101,140
Chico’s	30,800	457,072
Dick’s Sporting Goods	19,600	940,800
Gap	22,800	623,808

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Guess	15,200	$461,624
Men’s Wearhouse	13,750	386,925
†O’Reilly Automotive	20,700	1,734,039
PETsMART	17,600	1,199,968
Ross Stores	38,800	2,423,836
Tiffany	26,700	1,413,765
Tractor Supply	11,800	980,108
†Urban Outfitters	17,300	477,307
Williams-Sonoma	22,000	769,340

		16,841,635

Textiles, Apparel & Luxury Goods–1.74%
†Deckers Outdoor	14,200	624,942
†Fossil	20,400	1,561,416
†Lululemon Athletica	11,100	661,893
†Michael Kors Holdings	57,661	2,412,545

		5,260,796

Thrift & Mortgage Finance–0.20%
BankUnited	25,500	601,290

		601,290

Tobacco–0.31%
Lorillard	7,200	950,040

		950,040

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–1.07%
Fastenal	34,200	$1,378,602
Grainger (W.W.)	9,800	1,874,152

		3,252,754

Wireless Telecommunication Services–1.60%
†Crown Castle International	46,700	2,739,422
†NII Holdings	19,000	194,370
†SBA Communications Class A	33,300	1,899,765

		4,833,557

Total Common Stock (Cost $225,674,704)		301,218,018

PREFERRED STOCK–0.45%
@=†Coupons Series B	128,966	708,456
@=†Dropbox Series A	9,449	85,505
@=†Dropbox Series A-1	46,402	419,896
@=†Workday Series F	11,677	154,837

Total Preferred Stock (Cost $1,368,694)		1,368,694

TOTAL VALUE OF SECURITIES–99.91% (Cost $227,043,398)	302,586,712
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	272,133

NET ASSETS APPLICABLE TO 20,041,420 SHARES OUTSTANDING–100.00%	$302,858,845

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($206,128,693 / 13,544,524 Shares)	$15.219

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($96,730,152 / 6,496,896 Shares)	$14.889

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$217,584,637
Accumulated net investment loss	(4,597)
Accumulated net realized gain on investments	9,735,491
Net unrealized appreciation of investments	75,543,314

Total net assets	$302,858,845

†	Non income producing security.

@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $1,437,531, which represented 0.47% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $1,437,531, which represented 0.47% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

Summary of Abbreviation:

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,314,177
Foreign tax withheld	(11,639)

1,302,538

EXPENSES:
Management fees	1,064,134
Distribution expenses–Service Class	104,831
Accounting and administration expenses	63,030
Reports and statements to shareholders	38,065
Professional fees	11,586
Trustees’ fees	3,465
Custodian fees	2,189
Pricing fees	1,506
Other	4,778

Total operating expenses	1,293,584

NET INVESTMENT INCOME	8,954

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,714,937
Foreign currencies	(62)
Foreign currency exchange contracts	(155)

Net realized gain	3,714,720

Net change in unrealized appreciation (depreciation) of:
Investments	21,273,910
Foreign currencies	(10)

Net change in unrealized appreciation (depreciation)	21,273,900

NET REALIZED AND UNREALIZED GAIN	24,988,620

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,997,574

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended
	6/30/12	Year Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,954	$(106,045)
Net realized gain	3,714,720	34,262,161
Net change in unrealized appreciation (depreciation)	21,273,900	(47,065,953)

Net increase (decrease) in net assets resulting from operations	24,997,574	(12,909,837)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,545,184	17,351,802
Service Class	36,152,591	33,174,346

	47,697,775	50,526,148

Cost of shares repurchased:
Standard Class	(14,123,868)	(81,123,159)
Service Class	(15,007,283)	(16,492,525)

	(29,131,151)	(97,615,684)

Increase (decrease) in net assets derived from capital share transactions	18,566,624	(47,089,536)

NET INCREASE (DECREASE) IN NET ASSETS	43,564,198	(59,999,373)
NET ASSETS:
Beginning of period	259,294,647	319,294,020

End of period (including accumulated net investment loss of $4,597 and $13,334, respectively)	$302,858,845	$259,294,647

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/12 (Unaudited)[1]	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$13.872	$14.430	$11.241	$7.688	$13.435	$11.828

Income (loss) from investment operations:
Net investment income (loss)[2]	0.006	0.003	0.020	0.023	(0.003)	(0.004)
Net realized and unrealized gain (loss)	1.341	(0.561)	3.169	3.539	(5.744)	1.611

Total from investment operations	1.347	(0.558)	3.189	3.562	(5.747)	1.607

Less dividends and distributions from:
Net investment income	—	—	—	(0.009)	—	—

Total dividends and distributions	—	—	—	(0.009)	—	—

Net asset value, end of period	$15.219	$13.872	$14.430	$11.241	$7.688	$13.435

Total return[3]	9.71%	(3.87% )	28.37%	46.34%	(42.78% )	13.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$206,129	$190,209	$263,891	$225,807	$149,829	$247,671
Ratio of expenses to average net assets	0.82%	0.82%	0.83%	0.85%	0.84%	0.82%
Ratio of net investment income (loss) to average net assets	0.08%	0.02%	0.17%	0.25%	(0.03% )	(0.03%	)
Portfolio turnover	14%	44%	31%	28%	36%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/12 (Unaudited)[1]		12/31/11	12/31/10		Year Ended 12/31/09		12/31/08	12/31/07
Net asset value, beginning of period	$13.588		$14.170	$11.066		$7.581		$13.281	$11.722

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)		(0.033)	(0.010)		—	[3]	(0.030)	(0.037)
Net realized and unrealized gain (loss)	1.314		(0.549)	3.114		3.485		(5.670)	1.596

Total from investment operations	1.301		(0.582)	3.104		3.485		(5.700)	1.559

Net asset value, end of period	$14.889		$13.588	$14.170		$11.066		$7.581	$13.281

Total return[4]	9.57%		(4.11% )	28.05%		45.97%		(42.92% )	13.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$96,730		$69,086	$55,403		$34,297		$16,243	$20,767
Ratio of expenses to average net assets	1.07%		1.07%	1.08%		1.10%		1.09%	1.07%
Ratio of net investment income (loss) to average net assets	(0.17%	)	(0.23% )	(0.08%	)	0.00%		(0.28% )	(0.28%	)
Portfolio turnover	14%		44%	31%		28%		36%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount rounds to less than $0.001 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize the value of your shares (capital appreciation).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (Continued)

the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $70 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million.

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2013. The waiver amount is 0.05% of average daily net assets in excess of $750 million. This agreement will continue at least through April 30, 2013, and cannot be terminate before that date without the mutual agreement of the Trust’s Board and LIAC.

T. Rowe Price (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $11,593 and $1,532, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$174,345
Distribution fees payable to LFD	18,501

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $59,921,364 and sales of $41,189,602 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $228,351,109. At June 30, 2012, net unrealized appreciation was $74,235,603, of which $89,755,722 related to unrealized appreciation of investments and $15,520,119 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (Continued)

or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 3	Total
Common Stock	$301,149,181	$68,837	$301,218,018
Preferred Stock	—	1,368,694	1,368,694

Total	$301,149,181	$1,437,531	$302,586,712

A reconciliation of Level 3 investments is prepared because Level 3 investments were considered material at the beginning, interim or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock	Common Stock	Total
Balance as of 12/31/11	$863,292	$3,272,950	$4,136,242
Purchases	505,402	68,837	574,239
Sales	—	(1,416,168)	(1,416,168)
Net change in unrealized depreciation	—	(1,856,782)	(1,856,782)

Balance as of 6/30/12	$1,368,694	$68,837	$1,437,531

Net change in unrealized appreciation (depreciation)
from Level 3 investments still held as of 6/30/12	$—	$(1,856,782)	$(1,856,782)

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$217,584,637
Undistributed ordinary income	8,737
Undistributed long-term capital gains	11,029,868
Unrealized appreciation	74,235,603

Net assets	$302,858,845

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and partnership interest.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded the following reclassifications:

Accumulated Net Investment Loss	Accumulated Net Realized Gain
$(217)	$217

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	759,219	1,168,996
Service Class	2,418,451	2,333,767

	3,177,670	3,502,763

Shares repurchased:
Standard Class	(926,271)	(5,745,203)
Service Class	(1,005,737)	(1,159,444)

	(1,932,008)	(6,904,647)

Net decrease	(1,245,662)	(3,401,884)

7. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP Templeton Growth Fund

LVIP Templeton Growth Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Templeton Growth Fund

LVIP Templeton Growth Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table shown, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,058.00	0.82%	$4.20
Service Class Shares	1,000.00	1,056.70	1.07%	5.47
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.79	0.82%	$4.12
Service Class Shares	1,000.00	1,019.54	1.07%	5.37

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Templeton Growth Fund–1

LVIP Templeton Growth Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Security Type/Country	Percentage of Net Assets
Common Stock	97.29%
Austria	0.43%
Bermuda	0.67%
Brazil	1.30%
Canada	0.80%
France	7.84%
Germany	6.40%
Hong Kong	2.42%
Ireland	0.49%
Italy	2.18%
Japan	5.40%
Netherlands	3.65%
Norway	2.38%
Republic of Korea	3.11%
Russia	0.54%
Singapore	2.85%
Spain	0.84%
Switzerland	5.13%
Taiwan	0.96%
Thailand	0.99%
Turkey	0.30%
United Kingdom	14.54%
United States	34.07%
Short-Term Investment	2.69%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	0.97%
Air Freight & Logistics	2.00%
Airlines	0.44%
Auto Components	0.71%
Automobiles	2.15%
Biotechnology	3.04%
Capital Markets	1.91%
Chemicals	1.00%
Commercial Banks	8.86%
Commercial Services & Supplies	1.12%
Communications Equipment	1.73%
Construction Materials	0.49%
Consumer Finance	1.08%
Containers & Packaging	1.19%
Diversified Financial Services	2.44%
Diversified Telecommunication Services	5.48%

Sector	Percentage of Net Assets
Electric Utilities	0.53%
Electrical Equipment	0.25%
Energy Equipment & Services	1.79%
Food & Staples Retailing	2.74%
Food Products	0.51%
Health Care Equipment & Supplies	0.80%
Health Care Providers & Services	1.15%
Industrial Conglomerates	3.10%
Insurance	6.93%
IT Services	0.75%
Life Sciences Tools & Services	0.25%
Media	6.18%
Metals & Mining	1.45%
Multiline Retail	2.08%
Multi-Utilities	1.06%
Oil, Gas & Consumable Fuels	8.70%
Pharmaceuticals	10.49%
Professional Services	0.30%
Semiconductors & Semiconductor Equipment	3.55%
Software	5.16%
Specialty Retail	1.08%
Trading Companies & Distributors	1.49%
Wireless Telecommunication Services	2.34%
Total	97.29%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	1.90%
Samsung Electronics	1.86%
Comcast Special Class A	1.85%
Merck	1.84%
CVS Caremark	1.76%
Amgen	1.73%
BNP Paribas	1.72%
Pfizer	1.68%
Time Warner Cable	1.66%
HSBC Holdings	1.58%
Total	17.58%

LVIP Templeton Growth Fund–2

LVIP Templeton Growth Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK–97.29%
Austria–0.43%
Telekom Austria	107,067	$1,051,894

		1,051,894

Bermuda–0.67%
PartnerRe	21,570	1,632,202

		1,632,202

Brazil–1.30%
Petroleo Brasileiro ADR	78,660	1,426,892
Vale ADR	89,820	1,752,389

		3,179,281

Canada–0.80%
Talisman Energy	171,760	1,968,901

		1,968,901

France–7.84%
Alstom	19,370	612,572
AXA	115,486	1,543,228
BNP Paribas	109,080	4,203,723
†Credit Agricole	177,270	781,854
France Telecom ADR	139,990	1,835,269
GDF Suez	28,437	677,866
Ipsen	4,060	100,747
Michelin Class B	26,490	1,732,391
Sanofi	46,786	3,540,201
Thales	30,440	1,005,268
Total	48,240	2,170,288
Vivendi	52,257	970,560

		19,173,967

Germany–6.40%
Deutsche Lufthansa	94,160	1,088,092
Deutsche Post	89,400	1,581,109
E.On	59,950	1,294,905
Infineon Technologies ADR	265,748	1,783,169
Merck	27,700	2,765,100
Muenchener Rueckversicherungs	18,660	2,631,860
SAP ADR	36,790	2,183,854
Siemens ADR	27,760	2,333,783

		15,661,872

■Hong Kong–2.42%
AIA Group	855,800	2,955,984
China Telecom	4,188,000	1,838,303
Citic Pacific	740,353	1,129,994

		5,924,281

Ireland–0.49%
CRH	63,179	1,209,866

		1,209,866

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Italy–2.18%
ENI	126,826	$2,693,267
†Unicredit	695,963	2,637,673

		5,330,940

Japan–5.40%
ITOCHU	209,980	2,207,029
Nintendo	6,820	796,446
Nissan Motor	240,000	2,278,975
NKSJ Holdings	98,055	2,087,379
Toyota Motor ADR	37,060	2,982,589
Trend Micro	97,310	2,866,787

		13,219,205

Netherlands–3.65%
Akzo Nobel	52,100	2,451,001
†ING Groep CVA	236,412	1,584,241
Koninklijke Philips Electronics	87,620	1,725,862
Randstad Holding	25,162	741,627
Reed Elsevier	106,023	1,209,034
†SBM Offshore	88,914	1,231,658

		8,943,423

Norway–2.38%
Statoil	106,500	2,536,287
Telenor	196,780	3,285,188

		5,821,475

Republic of Korea–3.11%
KB Financial Group	37,783	1,238,612
POSCO ADR	22,470	1,807,487
Samsung Electronics	4,286	4,554,847

		7,600,946

Russia–0.54%
Gazprom ADR	138,590	1,315,968

		1,315,968

Singapore–2.85%
DBS Group Holdings	327,105	3,612,531
Singapore Telecommunications	1,280,860	3,353,738

		6,966,269

Spain–0.84%
Telefonica	155,956	2,052,026

		2,052,026

Switzerland–5.13%
ACE	23,910	1,772,448
†Basilea Pharmaceutica	1,920	90,943
†Credit Suisse Group	122,030	2,231,848
†Lonza Group	14,640	608,843
Novartis	27,530	1,538,590

LVIP Templeton Growth Fund–3

LVIP Templeton Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Switzerland (continued)
Roche Holding	20,960	$3,618,959
†Swiss Reinsurance	42,710	2,691,381

		12,553,012

Taiwan–0.96%
†Taiwan Semiconductor Manufacturing ADR	167,965	2,344,791

		2,344,791

Thailand–0.99%
Bangkok Bank	367,700	2,424,077

		2,424,077

Turkey–0.30%
†Turkcell Iletisim Hizmetleri ADR	58,310	731,791

		731,791

United Kingdom–14.54%
Aviva	383,120	1,640,449
BAE Systems	301,750	1,367,980
BP ADR	54,110	2,193,619
G4S	627,550	2,742,622
GlaxoSmithKline	151,650	3,444,473
HSBC Holdings	438,050	3,875,458
Kingfisher	300,648	1,356,185
†Lloyds Banking Group	5,928,900	2,896,227
Marks & Spencer Group	428,310	2,184,158
Rexam	440,820	2,909,289
Royal Dutch Shell
Class A	970	32,681
Class B	68,420	2,389,405
Tesco	491,850	2,390,228
Unilever	36,864	1,237,623
Vodafone Group ADR	123,370	3,476,566
Wolseley	38,335	1,428,802

		35,565,765

United States–34.07%
American Express	45,250	2,634,003
Amgen	58,050	4,239,972
Baker Hughes	47,250	1,941,975
Bank of New York Mellon	111,360	2,444,352

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
United States (continued)
†Brocade Communications Systems	187,110	$922,452
Chesapeake Energy	102,340	1,903,524
Chevron	25,200	2,658,600
Cisco Systems	193,420	3,321,021
Citigroup	74,000	2,028,340
Comcast Special Class A	144,085	4,524,269
CVS Caremark	92,200	4,308,506
FedEx	10,210	935,338
General Electric	114,430	2,384,721
†Gilead Sciences	31,130	1,596,346
Halliburton	42,500	1,206,575
Home Depot	24,280	1,286,597
†Isis Pharmaceuticals	37,970	455,640
JPMorgan Chase	66,070	2,360,681
Medtronic	50,290	1,947,732
Merck	107,570	4,491,048
Microsoft	151,850	4,645,091
News Class A	133,860	2,983,739
†Onyx Pharmaceuticals	15,950	1,059,878
Pfizer	179,050	4,118,150
PG&E	42,090	1,905,414
Quest Diagnostics	46,960	2,812,904
SAIC	152,500	1,848,300
†Sprint Nextel	464,040	1,512,770
†Symantec	145,860	2,131,015
Target	49,830	2,899,608
Time Warner	35,363	1,361,476
Time Warner Cable	49,439	4,058,942
United Parcel Service Class B	30,070	2,368,313
†Watson Pharmaceuticals	27,590	2,041,384

		83,338,676

Total Common Stock (Cost $223,956,803)		238,010,628

SHORT-TERM INVESTMENT–2.69%
Money Market Mutual Fund–2.69%
Dreyfus Treasury & Agency Cash Management Fund	6,584,375	6,584,375

Total Short-Term Investment (Cost $6,584,375)		6,584,375

TOTAL VALUE OF SECURITIES–99.98% (Cost $230,541,178)	244,595,003
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	39,591

NET ASSETS APPLICABLE TO 9,574,914 SHARES OUTSTANDING–100.00%	$244,634,594

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND STANDARD CLASS ($87,696,243 / 3,430,627 Shares)	$25.563

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND SERVICE CLASS ($156,938,351 / 6,144,287 Shares)	$25.542

LVIP Templeton Growth Fund–4

LVIP Templeton Growth Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$240,428,991
Undistributed net investment income	4,494,610
Accumulated net realized loss on investments	(14,330,271)
Net unrealized appreciation of investments and derivatives	14,041,264

Total net assets	$244,634,594

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.
†	Non income producing security.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
«	Includes foreign currency valued at $(5,101) with proceeds of $(7,037).

The following foreign currency exchange contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	(20,271)	USD 19,800	7/2/12	$(110)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CAD–Canadian Dollar

CVA–Dutch Certificate

MNB–Mellon National Bank

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Fund–5

LVIP Templeton Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Templeton Growth Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$5,123,396
Foreign tax withheld	(386,837)

4,736,559

EXPENSES:
Management fees	891,270
Distribution expenses-Service Class	188,939
Accounting and administration expenses	53,052
Reports and statements to shareholders	23,540
Professional fees	12,286
Custodian fees	6,968
Trustees’ fees	3,018
Pricing fees	2,747
Other	4,787

Total operating expenses	1,186,607

NET INVESTMENT INCOME	3,549,952

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,652,496
Foreign currencies	(55,189)
Foreign currency exchange contracts	8,491

Net realized gain	2,605,798

Net change in unrealized appreciation (depreciation) of:
Investments	6,986,241
Foreign currencies	(329)
Foreign currency exchange contracts	(110)

Net change in unrealized appreciation (depreciation)	6,985,802

NET REALIZED AND UNREALIZED GAIN	9,591,600

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,141,552

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,549,952	$5,227,385
Net realized gain	2,605,798	2,571,341
Net change in unrealized appreciation (depreciation)	6,985,802	(18,371,851)

Net increase (decrease) in net assets resulting from operations	13,141,552	(10,573,125)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,051,929)
Service Class	—	(2,779,786)

	—	(4,831,715)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,253,539	24,647,093
Service Class	23,085,378	47,038,351
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,051,929
Service Class	—	2,779,786

	26,338,917	76,517,159

Cost of shares repurchased:
Standard Class	(10,906,135)	(59,687,845)
Service Class	(14,618,083)	(29,434,223)

	(25,524,218)	(89,122,068)

Increase (decrease) in net assets derived from capital share transactions	814,699	(12,604,909)

NET INCREASE (DECREASE) IN NET ASSETS	13,956,251	(28,009,749)
NET ASSETS:
Beginning of period	230,678,343	258,688,092

End of period (including undistributed net investment income of $4,494,610 and $991,356, respectively)	$244,634,594	$230,678,343

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Fund–6

LVIP Templeton Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Standard Class
	Six Months Ended 6/30/12[2] (Unaudited)	12/31/11	12/31/10	Year Ended 12/31/09	12/31/08	12/31/07[1]
Net asset value, beginning of period	$24.161	$25.503	$24.371	$19.352	$33.233	$31.307

Income (loss) from investment operations:
Net investment income[3]	0.389	0.553	0.427	0.412	0.636	0.724
Net realized and unrealized gain (loss)	1.013	(1.339)	1.158	5.021	(12.906)	1.782

Total from investment operations	1.402	(0.786)	1.585	5.433	(12.270)	2.506

Less dividends and distributions from:
Net investment income	—	(0.556)	(0.453)	(0.405)	(0.534)	(0.580)
Net realized gain	—	—	—	(0.009)	(1.077)	—

Total dividends and distributions	—	(0.556)	(0.453)	(0.414)	(1.611)	(0.580)

Net asset value, end of period	$25.563	$24.161	$25.503	$24.371	$19.352	$33.233

Total return[4]	5.80%	(3.09% )	6.57%	28.11%	(37.76% )	8.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,696	$90,320	$130,817	$151,545	$129,853	$163,596
Ratio of expenses to average net assets	0.82%	0.83%	0.83%	0.83%	0.81%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.82%	0.83%	0.83%	0.85%	0.82%	0.84%
Ratio of net investment income to average net assets	3.07%	2.12%	1.79%	1.99%	2.41%	2.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.07%	2.12%	1.79%	1.97%	2.40%	2.15%
Portfolio turnover	4%	29%	11%	18%	11%	15%

[1]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Fund–7

LVIP Templeton Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Service Class
	Six Months Ended 6/30/12[2] (Unaudited)	Year Ended				4/30/07[1] to 12/31/07
		12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$24.171	$25.512	$24.382	$19.369	$33.224	$33.408

Income (loss) from investment operations:
Net investment income[3]	0.357	0.483	0.368	0.363	0.581	0.483
Net realized and unrealized gain (loss)	1.014	(1.333)	1.154	5.016	(12.890)	(0.126)

Total from investment operations	1.371	(0.850)	1.522	5.379	(12.309)	0.357

Less dividends and distributions from:
Net investment income	—	(0.491)	(0.392)	(0.357)	(0.469)	(0.541)
Net realized gain	—	—	—	(0.009)	(1.077)	—

Total dividends and distributions	—	(0.491)	(0.392)	(0.366)	(1.546)	(0.541)

Net asset value, end of period	$25.542	$24.171	$25.512	$24.382	$19.369	$33.224

Total return[4]	5.67%	(3.34% )	6.30%	27.81%	(37.90% )	1.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$156,939	$140,358	$127,871	$105,843	$92,968	$94,403
Ratio of expenses to average net assets	1.07%	1.08%	1.08%	1.07%	1.02%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.07%	1.08%	1.08%	1.10%	1.07%	1.11%
Ratio of net investment income to average net assets	2.82%	1.87%	1.54%	1.75%	2.20%	2.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.82%	1.87%	1.54%	1.72%	2.15%	2.02%
Portfolio turnover	4%	29%	11%	18%	11%	15% [5]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Fund–8

LVIP Templeton Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Templeton Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Templeton Growth Fund–9

LVIP Templeton Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,968 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million.

Templeton Investment Counsel, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which was 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $9,745 and $1,373, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$140,364
Distribution fees payable to LFD	30,250

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $17,759,376 and sales of $9,822,438 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $232,161,067. At June 30, 2012, net unrealized appreciation was $12,433,936, of which $42,421,111 related to unrealized appreciation of investments and $29,987,175 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Templeton Growth Fund–10

LVIP Templeton Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Total
Common Stock	$113,564,427	$124,446,201	$238,010,628
Short-Term Investment	6,584,375	—	6,584,375

Total	$120,148,802	$124,446,201	$244,595,003

Foreign Currency Exchange Contracts	$—	$(110)	$(110)

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the period ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund: $110,098,052 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

During the six months ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund during the period. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$4,831,715

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$240,428,991
Undistributed ordinary income	4,494,610
Realized gains 1/1/12-6/30/12	2,652,524
Capital loss carryforwards as of 12/31/11	(15,362,906)
Unrealized appreciation	12,421,375

Net assets	$244,634,594

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

LVIP Templeton Growth Fund–11

LVIP Templeton Growth Fund

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(46,698)	$46,698

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $15,362,906 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital gains of $2,652,524, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	127,404	907,989
Service Class	909,008	1,825,561
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	84,270
Service Class	—	114,188

	1,036,412	2,932,008

Shares repurchased:
Standard Class	(435,083)	(2,383,405)
Service Class	(571,534)	(1,145,117)

	(1,006,617)	(3,528,522)

Net increase (decrease)	29,795	(596,514)

7. Derivatives

U.S.GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counter party credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP Templeton Growth Fund–12

LVIP Templeton Growth Fund

Notes to Financial Statements (continued)

7. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$115,095	$28,374

8. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Effective after the close of business on September 28, 2012, the Fund will change it’s name from the LVIP Templeton Growth Fund to the LVIP Templeton Growth RPM Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Templeton Growth Fund–13

LVIP Turner Mid-Cap Growth Fund

LVIP Turner Mid-Cap Growth Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Turner Mid-Cap Growth Fund

LVIP Turner Mid-Cap Growth Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,050.40	0.93%	$4.74
Service Class Shares	1,000.00	1,049.10	1.18%	6.01
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.24	0.93%	$4.67
Service Class Shares	1,000.00	1,019.00	1.18%	5.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Turner Mid-Cap Growth Fund–1

LVIP Turner Mid-Cap Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.33%
Aerospace & Defense	1.74%
Airlines	1.25%
Auto Components	0.94%
Automobiles	1.01%
Beverages	1.46%
Biotechnology	4.95%
Capital Markets	1.77%
Chemicals	4.02%
Commercial Banks	2.30%
Commercial Services & Supplies	0.92%
Communications Equipment	2.67%
Construction & Engineering	0.90%
Containers & Packaging	1.16%
Diversified Financial Services	1.66%
Electrical Equipment	1.26%
Electronic Equipment, Instruments & Components	0.93%
Energy Equipment & Services	0.91%
Food & Staples Retailing	2.05%
Food Products	2.49%
Health Care Equipment & Supplies	0.67%
Health Care Technology	3.67%
Hotels, Restaurants & Leisure	3.63%
Household Durables	0.68%
Insurance	0.76%
Internet Software & Services	1.37%
IT Services	1.30%
Life Sciences Tools & Services	1.26%
Machinery	2.91%
Media	1.25%
Multiline Retail	4.02%
Oil, Gas & Consumable Fuels	3.71%
Pharmaceuticals	1.51%
Professional Services	1.84%
Real Estate Investment Trusts	1.66%
Real Estate Management & Development	1.31%
Road & Rail	1.25%
Semiconductors & Semiconductor Equipment	14.14%
Software	4.48%
Specialty Retail	7.15%
Textiles, Apparel & Luxury Goods	4.12%
Trading Companies & Distributors	1.25%
Short-Term Investment	2.09%
Total Value of Securities	100.42%
Liabilities Net of Receivables and Other Assets	(0.42%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
NXP Semiconductor	2.28%
Citrix Systems	2.23%
Broadcom Class A	2.16%
ON Semiconductor	2.09%
AutoZone	2.07%
Starwood Hotels & Resorts Worldwide	2.06%
Whole Foods Market	2.05%
Alexion Pharmaceuticals	2.03%
Catamaran	1.85%
Cerner	1.82%
Total	20.64%

LVIP Turner Mid-Cap Growth Fund–2

LVIP Turner Mid-Cap Growth Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.33%
Aerospace & Defense–1.74%
†BE Aerospace	11,960	$522,173
†Hexcel	19,330	498,521

		1,020,694

Airlines–1.25%
†United Continental Holdings	30,298	737,150

		737,150

Auto Components–0.94%
†Borg Warner	8,390	550,300

		550,300

Automobiles–1.01%
Harley-Davidson	12,980	593,575

		593,575

Beverages–1.46%
†Monster Beverage	12,080	860,096

		860,096

Biotechnology–4.95%
†Alexion Pharmaceuticals	12,020	1,193,585
†ARIAD Pharmaceuticals	16,610	285,858
†Cepheid	8,170	365,608
†Medivation	5,480	500,872
†Regeneron Pharmaceuticals	4,970	567,673

		2,913,596

Capital Markets–1.77%
†Affiliated Managers Group	9,490	1,038,681

		1,038,681

Chemicals–4.02%
Airgas	8,340	700,643
Eastman Chemical	14,490	729,861
PPG Industries	8,800	933,857

		2,364,361

Commercial Banks–2.30%
†First Republic Bank	18,050	606,480
†Signature Bank	12,280	748,712

		1,355,192

Commercial Services & Supplies–0.92%
†Clean Harbors	9,620	542,760

		542,760

Communications Equipment–2.67%
†F5 Networks	6,950	691,942
†JDS Uniphase	39,900	438,900
†Juniper Networks	26,850	437,924

		1,568,766

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.90%
KBR	21,400	$528,794

		528,794

Containers & Packaging–1.16%
†Crown Holdings	19,830	683,937

		683,937

Diversified Financial Services–1.66%
†IntercontinentalExchange	7,170	974,977

		974,977

Electrical Equipment–1.26%
Roper Industries	7,540	743,293

		743,293

Electronic Equipment, Instruments & Components–0.93%
†Trimble Navigation	11,900	547,519

		547,519

Energy Equipment & Services–0.91%
†FMC Technologies	13,680	536,666

		536,666

Food & Staples Retailing–2.05%
Whole Foods Market	12,650	1,205,798

		1,205,798

Food Products–2.49%
†Hain Celestial Group	10,840	596,634
Mead Johnson Nutrition	10,800	869,508

		1,466,142

Health Care Equipment & Supplies–0.67%
†IDEXX Laboratories	4,120	396,056

		396,056

Health Care Technology–3.67%
†Cerner	12,960	1,071,274
†Catamaran	10,950	1,086,349

		2,157,623

Hotels, Restaurants & Leisure–3.63%
Starwood Hotels & Resorts Worldwide	22,850	1,211,964
Wynn Resorts	8,900	923,108

		2,135,072

Household Durables–0.68%
†Toll Brothers	13,480	400,760

		400,760

LVIP Turner Mid-Cap Growth Fund–3

LVIP Turner Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–0.76%
Brown & Brown	16,340	$445,592

		445,592

Internet Software & Services–1.37%
†LinkedIn Class A	7,580	805,527

		805,527

IT Services–1.30%
†Fiserv	10,590	764,810

		764,810

Life Sciences Tools & Services–1.26%
Agilent Technologies	18,830	738,889

		738,889

Machinery–2.91%
†Colfax	12,800	352,896
Joy Global	14,170	803,864
SPX	8,490	554,567

		1,711,327

Media–1.25%
†Discovery Communications Class A	13,660	737,640

		737,640

Multiline Retail–4.02%
†Dollar Tree	15,140	814,532
Family Dollar Stores	9,260	615,605
Nordstrom	18,780	933,178

		2,363,315

Oil, Gas & Consumable Fuels–3.71%
Cabot Oil & Gas	19,990	787,606
†Concho Resources	11,290	961,005
†Plains Exploration & Production	12,280	432,010

		2,180,621

Pharmaceuticals–1.51%
Perrigo	7,520	886,834

		886,834

Professional Services–1.84%
Equifax	11,390	530,774
Manpower	15,030	550,850

		1,081,624

Real Estate Investment Trusts–1.66%
AvalonBay Communities	6,900	976,212

		976,212

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–1.31%
†CBRE Group Class A	47,110	$770,720

		770,720

Road & Rail – 1.25%
†Genesee & Wyoming Class A	13,870	732,891

		732,891

Semiconductors & Semiconductor Equipment–14.14%
ASML Holding	14,770	759,473
Avago Technologies	25,470	914,373
†Broadcom Class A	37,570	1,269,866
†Cavium	25,050	701,400
†Cypress Semiconductor	40,540	535,939
†Lam Research	26,610	1,004,261
†NXP Semiconductor	57,800	1,343,850
†ON Semiconductor	173,260	1,230,146
†Teradyne	39,720	558,463

		8,317,771

Software–4.48%
†Citrix Systems	15,620	1,311,142
†Fortinet	11,590	269,120
†TIBCO Software	35,320	1,056,774

		2,637,036

Specialty Retail–7.15%
American Eagle Outfitters	22,490	443,728
†AutoZone	3,310	1,215,332
†Bed Bath & Beyond	16,050	991,889
GNC Holdings	13,990	548,408
Guess	16,680	506,572
†Sally Beauty Holdings	19,390	499,099

		4,205,028

Textiles, Apparel & Luxury Goods–4.12%
Coach	13,220	773,106
†lululemon athletica	6,460	385,210
Ralph Lauren	4,840	677,890
†Under Armour Class A	6,190	584,831

		2,421,037

Trading Companies & Distributors–1.25%
Grainger (W.W.)	3,840	734,362

		734,362

Total Common Stock (Cost $50,128,113)		57,833,044

SHORT-TERM INVESTMENT–2.09%
Money Market Mutual Fund–2.09%
Dreyfus Treasury & Agency Cash Management Fund	1,232,320	1,232,320

Total Short-Term Investment (Cost $1,232,320)		1,232,320

LVIP Turner Mid-Cap Growth Fund–4

LVIP Turner Mid-Cap Growth Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.42% (Cost $51,360,433)	$59,065,364
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.42%)	(248,109)

NET ASSETS APPLICABLE TO 5,415,631 SHARES OUTSTANDING–100.00%	$58,817,255

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND STANDARD CLASS ($20,545,285 / 1,875,064 Shares)	$10.957

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND SERVICE CLASS ($38,271,970 / 3,540,567 Shares)	$10.810

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$56,891,626
Accumulated net realized loss on investments	(5,779,302)
Net unrealized appreciation of investments	7,704,931

Total net assets	$58,817,255

†	Non income producing security.

See accompanying notes, which are an integral part of the financial statements.

LVIP Turner Mid-Cap Growth Fund–5

LVIP Turner Mid-Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Turner Mid-Cap Growth Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$181,689

181,689

EXPENSES:
Management fees	258,450
Distribution expenses–Service Class	49,253
Accounting and administration expenses	12,904
Reports and statements to shareholders	11,940
Professional fees	9,945
Custodian fees	987
Trustees’ fees	722
Pricing fees	474
Other	2,108

346,783
Less expenses waived/reimbursed	(21,053)

Total operating expenses	325,730

NET INVESTMENT LOSS	(144,041)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	1,205,573
Net change in unrealized appreciation (depreciation) of investments	1,417,216

NET REALIZED AND UNREALIZED GAIN	2,622,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,478,748

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(144,041)	$(280,587)
Net realized gain	1,205,573	1,484,448
Net change in unrealized appreciation (depreciation)	1,417,216	(6,513,633)

Net increase (decrease) in net assets resulting from operations	2,478,748	(5,309,772)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,461,128	9,600,094
Service Class	8,424,782	31,060,275

	13,885,910	40,660,369

Cost of shares repurchased:
Standard Class	(3,379,815)	(9,865,167)
Service Class	(8,166,385)	(22,207,610)

	(11,546,200)	(32,072,777)

Increase in net assets derived from capital share transactions	2,339,710	8,587,592

NET INCREASE IN NET ASSETS	4,818,458	3,277,820
NET ASSETS:
Beginning of period	53,998,797	50,720,977

End of period (there was no undistributed net investment income at either period end)	$58,817,255	$53,998,797

See accompanying notes, which are an integral part of the financial statements.

LVIP Turner Mid-Cap Growth Fund–6

LVIP Turner Mid-Cap Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/12[1] (Unaudited)		12/31/11		12/31/10		Year Ended 12/31/09		12/31/08	12/31/07[2]
Net asset value, beginning of period	$10.431		$11.288		$8.871		$5.977		$14.126	$11.330

Income (loss) from investment operations:
Net investment loss[3]	(0.018)		(0.036)		(0.018)		(0.017)		(0.034)	(0.042)
Net realized and unrealized gain (loss)	0.544		(0.821)		2.435		2.911		(6.136)	2.838

Total from investment operations	0.526		(0.857)		2.417		2.894		(6.170)	2.796

Less dividends and distributions from:
Net realized gain	—		—		—		—		(1.979)	—

Total dividends and distributions	—		—		—		—		(1.979)	—

Net asset value, end of period	$10.957		$10.431		$11.288		$8.871		$5.977	$14.126

Total return[4]	5.04%		(7.59%	)	27.25%		48.42%		(49.29% )	24.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,545		$17,721		$19,494		$15,381		$9,920	$21,354
Ratio of expenses to average net assets	0.93%		0.93%		0.98%		0.98%		0.98%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.00%		1.00%		1.06%		1.08%		1.07%	1.06%
Ratio of net investment loss to average net assets	(0.32%	)	(0.31%	)	(0.19%	)	(0.24%	)	(0.33% )	(0.33%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.39%	)	(0.38%	)	(0.27%	)	(0.34%	)	(0.42% )	(0.40%	)
Portfolio turnover	70%		113%		103%		102%		179%	199%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Turner Mid-Cap Growth Fund–7

LVIP Turner Mid-Cap Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/12[1]		Year Ended							4/30/07[2] to
	(Unaudited)		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07
Net asset value, beginning of period	$10.304		$11.178		$8.806		$5.948		$14.102	$12.216

Income (loss) from investment operations:
Net investment loss[3]	(0.032)		(0.064)		(0.042)		(0.034)		(0.059)	(0.039)
Net realized and unrealized gain (loss)	0.538		(0.810)		2.414		2.892		(6.116)	1.925

Total from investment operations	0.506		(0.874)		2.372		2.858		(6.175)	1.886

Less dividends and distributions from:
Net realized gain	—		—		—		—		(1.979)	—

Total dividends and distributions	—		—		—		—		(1.979)	—

Net asset value, end of period	$10.810		$10.304		$11.178		$8.806		$5.948	$14.102

Total return[4]	4.91%		(7.83%	)	26.94%		48.05%		(49.42% )	15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,272		$36,278		$31,227		$16,410		$11,088	$13,264
Ratio of expenses to average net assets	1.18%		1.18%		1.23%		1.23%		1.23%	1.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.25%		1.25%		1.31%		1.33%		1.32%	1.33%
Ratio of net investment loss to average net assets	(0.57%	)	(0.56%	)	(0.44%	)	(0.49%	)	(0.58% )	(0.43%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.64%	)	(0.63%	)	(0.52%	)	(0.59%	)	(0.67% )	(0.55%	)
Portfolio turnover	70%		113%		103%		102%		179%	199%	[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Turner Mid-Cap Growth Fund–8

LVIP Turner Mid-Cap Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Turner Mid-Cap Growth Fund (Fund). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring

LVIP Turner Mid-Cap Growth Fund–9

LVIP Turner Mid-Cap Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the first $25 million of the Fund’s average daily net assets; and 0.05% of the next $50 million. This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Turner Investments (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $2,374 and $315, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net asset of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$38,093
Distribution fees payable to LFD	7,784

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $43,294,749 and sales of $40,418,962 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $51,509,231. At June 30, 2012, net unrealized appreciation was $7,556,133, of which $9,149,221 related to unrealized appreciation of investments and $1,593,088 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Turner Mid-Cap Growth Fund–10

LVIP Turner Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Common Stock	$57,833,044
Short-Term Investment	1,232,320

Total	$59,065,364

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$56,891,626
Realized gains 1/1/12–6/30/12	563,961
Capital loss carryforwards as of 12/31/11	(6,194,465)
Unrealized appreciation	7,556,133

Net assets	$58,817,255

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net Investment Loss	Paid-in Capital
$144,041	$(144,041)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $770,028 expires in 2016 and $5,424,437 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital gains of $563,961, which may reduce the capital loss carryforwards.

LVIP Turner Mid-Cap Growth Fund–11

LVIP Turner Mid-Cap Growth Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	475,960	823,789
Service Class	747,733	2,718,498

	1,223,693	3,542,287

Shares repurchased:
Standard Class	(299,714)	(851,893)
Service Class	(728,070)	(1,991,211)

	(1,027,784)	(2,843,104)

Net increase	195,909	699,183

7. Market Risk

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Effective after the close of business on September 21, 2012, Columbia Management Investment Advisors, LLC will replace Turner Investments as the Fund’s Sub-advisor and the Fund will also change its name from the LVIP Turner Mid-Cap Growth Fund to the LVIP Columbia Small-Mid Cap Growth RPM Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Turner Mid-Cap Growth Fund–12

LVIP Turner Mid-Cap Growth Fund

Other Fund Information

Sub-Advisory Agreement Board Considerations

On June 11-12, 2012, the Board of Trustees (“Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider Fund Management’s (defined below) proposal to restructure the LVIP Janus Capital Appreciation Fund, LVIP Wells Fargo Intrinsic Value Fund, LVIP Columbia Value Opportunities Fund, LVIP Turner Mid-Cap Growth Fund, LVIP Templeton Growth Fund and LVIP SSgA Global Tactical Allocation Fund by implementing a Risk Portfolio Management (“RPM”) strategy for each Fund. The Independent Trustees considered that as part of the RPM strategy described by Fund Management, LIAC would, with respect to 0-20% of each Fund’s assets, actively manage each Fund’s exposure to equity market risk primarily through investment in exchange-traded futures contracts and that the sub-adviser would manage the remaining 80-100% of the Fund’s assets according to the respective investment mandate. As part of its proposal, Fund Management proposed a new sub-adviser and a new sub-advisory agreement for each of the LVIP Janus Capital Appreciation Fund, LVIP Wells Fargo Intrinsic Value Fund, LVIP Columbia Value Opportunities Fund and the LVIP Turner Mid-Cap Growth Fund.

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (“the Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by Lincoln Investment Advisors Corporation (“LIAC”) and The Lincoln National Life Insurance Company (together, “Fund Management”) and the four proposed sub-advisers. In addition, the Independent Trustees were advised of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in approving such agreements by their independent legal counsel. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board. Upon receiving the Independent Trustees’ report, the Board adopted the considerations and conclusions of the Independent Trustees.

Approval of Sub-Advisory Agreement with Columbia

In considering the approval of the proposed sub-advisory agreement between LIAC and Columbia Management Investment Advisers, LLC (“Columbia”), on behalf of the LVIP Turner Mid Cap Growth Fund, to be renamed the LVIP Columbia Small-Mid Cap Growth RPM Fund, the Board considered the nature, extent and quality of services proposed to be provided by Columbia under the proposed sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains similar terms as those in place under the current sub-advisory agreements for the other LVIP Funds, except that the proposed sub-advisory agreement provides that the sub-adviser manages only a portion of the Fund’s assets and is paid only on the assets managed.

The Board considered the in-person presentation by Columbia that described its investment resources, investment approach and process, and portfolio construction and monitoring. The Board also considered the returns and standard deviation of the Columbia SMID Cap Growth composite provided by Fund Management compared to average returns of the Lipper Small-Cap Growth Funds peer group, the Fund’s return and the Russell 2000 Growth and 2500 Growth Indices over various time periods from May 2001–March 2012. The Board reviewed the background of the investment professionals proposed to manage the Fund and information provided regarding portfolio manager compensation, trading and brokerage arrangements, soft dollar policies, disaster recovery/business continuity plan and its compliance program and regulatory matters. The Board concluded that the services to be provided by Columbia were expected to be satisfactory.

With respect to the sub-advisory fee to be paid to Columbia, the Board considered that the rate of the proposed sub-advisory fee, which includes breakpoints and is lower than the current sub-advisory fee schedule, was negotiated between LIAC and Columbia, an unaffiliated third party, and that LIAC would compensate Columbia from LIAC’s advisory fee and concluded the proposed sub-advisory fee was reasonable.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed sub-advisory agreement are fair and reasonable and that approval of the agreement is in the best interests of the Fund. The Board unanimously approved the sub-advisory agreement for the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Turner Mid-Cap Growth Fund–13

LVIP Wells Fargo Intrinsic Value Fund

LVIP Wells Fargo Intrinsic Value Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2012

LVIP Wells Fargo Intrinsic Value Fund

LVIP Wells Fargo Intrinsic Value Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2012 to June 30, 2012

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expense shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Annualized Expense Ratio	Expenses Paid During Period 1/1/12 to 6/30/12*
Actual
Standard Class Shares	$1,000.00	$1,105.80	0.78%	$4.08
Service Class Shares	1,000.00	1,104.30	1.03%	5.39
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.98	0.78%	$3.92
Service Class Shares	1,000.00	1,019.74	1.03%	5.17

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Wells Fargo Intrinsic Value Fund–1

LVIP Wells Fargo Intrinsic Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings

As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	96.25%
Aerospace & Defense	5.99%
Air Freight & Logistics	2.12%
Auto Components	1.89%
Beverages	5.45%
Capital Markets	6.43%
Chemicals	1.92%
Commercial Banks	6.54%
Communications Equipment	2.19%
Computers & Peripherals	5.91%
Diversified Financial Services	2.23%
Electric Utilities	2.74%
Energy Equipment & Services	1.94%
Food & Staples Retailing	1.36%
Food Products	7.27%
Gas Utilities	1.50%
Health Care Equipment & Supplies	2.16%
Health Care Providers & Services	1.76%
Internet Software & Services	2.20%
IT Services	2.90%
Machinery	4.07%
Media	2.78%
Oil, Gas & Consumable Fuels	5.73%
Pharmaceuticals	6.74%
Semiconductors & Semiconductor Equipment	1.73%
Software	5.29%
Specialty Retail	3.37%
Wireless Telecommunication Services	2.04%
Short-Term Investment	3.59%
Total Value of Securities	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Home Depot	3.37%
Abbott Laboratories	3.07%
Hershey	3.02%
Diageo ADR	3.00%
Apple	2.99%
EMC	2.93%
International Business Machines	2.91%
Time Warner	2.78%
NextEra Energy	2.74%
Intuit	2.70%
Total	29.51%

LVIP Wells Fargo Intrinsic Value Fund–2

LVIP Wells Fargo Intrinsic Value Fund

Statement of Net Assets

June 30, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.25%
Aerospace & Defense–5.99%
Boeing	119,000	$8,841,700
†Huntington Ingalls Industries	92,000	3,702,080
Northrop Grumman	152,000	9,696,080

		22,239,860

Air Freight & Logistics–2.12%
United Parcel Service Class B	100,000	7,876,000

		7,876,000

Auto Components–1.89%
†TRW Automotive Holdings	191,000	7,021,160

		7,021,160

Beverages–5.45%
Diageo ADR	108,000	11,131,560
PepsiCo	129,000	9,115,140

		20,246,700

Capital Markets–6.43%
Franklin Resources	65,500	7,269,845
Northern Trust	196,000	9,019,920
Schwab (Charles)	588,000	7,602,840

		23,892,605

Chemicals–1.92%
Dow Chemical	226,000	7,119,000

		7,119,000

Commercial Banks–6.54%
M&T Bank	99,000	8,174,430
SunTrust Banks	337,000	8,165,510
Zions Bancorp	410,000	7,962,200

		24,302,140

Communications Equipment–2.19%
QUALCOMM	146,000	8,129,280

		8,129,280

Computers & Peripherals–5.91%
†Apple	19,000	11,096,000
†EMC	424,000	10,867,120

		21,963,120

Diversified Financial Services–2.23%
JPMorgan Chase	232,000	8,289,360

		8,289,360

Electric Utilities–2.74%
NextEra Energy	148,000	10,183,880

		10,183,880

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–1.94%
Schlumberger	111,000	$7,205,010

		7,205,010

Food & Staples Retailing–1.36%
Safeway	279,000	5,063,850

		5,063,850

Food Products–7.27%
Heinz (H.J.)	152,000	8,265,760
Hershey	156,000	11,236,680
Unilever	225,000	7,503,750

		27,006,190

Gas Utilities–1.50%
Questar	267,000	5,569,620

		5,569,620

Health Care Equipment & Supplies–2.16%
Baxter International	151,000	8,025,650

		8,025,650

Health Care Providers & Services–1.76%
CIGNA	149,000	6,556,000

		6,556,000

Internet Software & Services–2.20%
†eBay	195,000	8,191,950

		8,191,950

IT Services–2.90%
International Business Machines	55,200	10,796,016

		10,796,016

Machinery–4.07%
Deere	103,000	8,329,610
SPX	104,000	6,793,280

		15,122,890

Media–2.78%
Time Warner	268,000	10,318,000

		10,318,000

Oil, Gas & Consumable Fuels–5.73%
Hess	185,000	8,038,250
Occidental Petroleum	87,000	7,461,990
QEP Resources	193,000	5,784,210

		21,284,450

Pharmaceuticals–6.74%
Abbott Laboratories	177,000	11,411,190
†Hospira	168,000	5,876,640

LVIP Wells Fargo Intrinsic Value Fund–3

LVIP Wells Fargo Intrinsic Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Lilly (Eli)	180,500	$7,745,255

		25,033,085

Semiconductors & Semiconductor Equipment–1.73%
Texas Instruments	224,000	6,426,560

		6,426,560

Software–5.29%
Intuit	169,000	10,030,150
Oracle	324,000	9,622,800

		19,652,950

Specialty Retail–3.37%
Home Depot	236,000	12,505,640

		12,505,640

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–2.04%
Vodafone Group ADR	269,000	$7,580,420

		7,580,420

Total Common Stock (Cost $282,991,466)		357,601,386

SHORT-TERM INVESTMENT–3.59%
Money Market Mutual Fund–3.59%
Dreyfus Treasury & Agency Cash Management Fund	13,328,926	13,328,926

Total Short-Term Investment (Cost $13,328,926)		13,328,926

TOTAL VALUE OF SECURITIES–99.84% (Cost $296,320,392)	370,930,312
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	592,663

NET ASSETS APPLICABLE TO 26,078,718 SHARES OUTSTANDING–100.00%	$371,522,975

NET ASSET VALUE–LVIP WELLS FARGO INTRINSIC VALUE FUND STANDARD CLASS ($327,331,358 / 22,970,430 Shares)	$14.250

NET ASSET VALUE–LVIP WELLS FARGO INTRINSIC VALUE FUND SERVICE CLASS ($44,191,617 / 3,108,288 Shares)	$14.217

COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$409,599,808
Undistributed net investment income	4,187,113
Accumulated net realized loss on investments	(116,873,866)
Net unrealized appreciation of investments	74,609,920

Total net assets	$371,522,975

†	Non income producing security.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Wells Fargo Intrinsic Value Fund–4

LVIP Wells Fargo Intrinsic Value Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

LVIP Wells Fargo Intrinsic Value Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$3,726,531
Foreign tax withheld	(10,793)

3,715,738

EXPENSES:
Management fees	1,389,699
Accounting and administration expenses	80,581
Distribution expenses-Service Class	52,370
Reports and statements to shareholders	43,282
Professional fees	12,203
Trustees’ fees	4,612
Custodian fees	1,915
Pricing fees	479
Other	5,638

1,590,779
Less expenses waived/reimbursed	(86,076)

Total operating expenses	1,504,703

NET INVESTMENT INCOME	2,211,035

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	16,914,134
Net change in unrealized appreciation (depreciation) of investments	17,789,834

NET REALIZED AND UNREALIZED GAIN	34,703,968

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,915,003

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,211,035	$5,496,744
Net realized gain	16,914,134	7,634,656
Net change in unrealized appreciation (depreciation)	17,789,834	(25,390,455)

Net increase (decrease) in net assets resulting from operations	36,915,003	(12,259,055)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Standard Class	—	(3,224,871)
Service Class	—	(295,795)

	—	(3,520,666)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,335,018	24,297,418
Service Class	7,194,840	14,480,475
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,224,871
Service Class	—	295,795

	8,529,858	42,298,559

Cost of shares repurchased:
Standard Class	(21,110,515)	(95,720,445)
Service Class	(6,180,911)	(9,044,298)

	(27,291,426)	(104,764,743)

Decrease in net assets derived from capital share transactions	(18,761,568)	(62,466,184)

NET INCREASE (DECREASE) IN NET ASSETS	18,153,435	(78,245,905)
NET ASSETS:
Beginning of period	353,369,540	431,615,445

End of period (including undistributed net investment income of $4,187,113 and $1,976,078, respectively)	$371,522,975	$353,369,540

See accompanying notes, which are an integral part of the financial statements.

LVIP Wells Fargo Intrinsic Value Fund–5

LVIP Wells Fargo Intrinsic Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wells Fargo Intrinsic Value Fund Standard Class
	Six Months Ended 6/30/12 (Unaudited)[1]	12/31/11	12/31/10	Year Ended 12/31/09[2]	12/31/08	12/31/07
Net asset value, beginning of period	$12.887	$13.363	$11.440	$9.378	$16.970	$18.231

Income (loss) from investment operations:
Net investment income[3]	0.085	0.184	0.155	0.145	0.247	0.241
Net realized and unrealized gain (loss)	1.278	(0.527)	1.893	2.037	(6.425)	0.496

Total from investment operations	1.363	(0.343)	2.048	2.182	(6.178)	0.737

Less dividends and distributions from:
Net investment income	—	(0.133)	(0.125)	(0.120)	(0.201)	(0.211)
Net realized gain	—	—	—	—	(1.213)	(1.787)

Total dividends and distributions	—	(0.133)	(0.125)	(0.120)	(1.414)	(1.998)

Net asset value, end of period	$14.250	$12.887	$13.363	$11.440	$9.378	$16.970

Total return[4]	10.58%	(2.57% )	17.93%	23.30%	(38.32% )	4.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,331	$314,272	$396,596	$350,348	$328,023	$639,956
Ratio of expenses to average net assets	0.78%	0.78%	0.79%	0.80%	0.77%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.83%	0.83%	0.84%	0.84%	0.82%	0.81%
Ratio of net investment income to average net assets	1.22%	1.35%	1.28%	1.51%	1.83%	1.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.17%	1.30%	1.23%	1.47%	1.78%	1.24%
Portfolio turnover	13%	26%	19%	222%	191%	141%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wells Fargo Intrinsic Value Fund–6

LVIP Wells Fargo Intrinsic Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wells Fargo Intrinsic Value Fund Service Class
	Six Months Ended 6/30/12 (Unaudited)[1]	12/31/11	12/31/10	Year Ended 12/31/09[2]	12/31/08	12/31/07
Net asset value, beginning of period	$12.874	$13.348	$11.429	$9.372	$16.948	$18.214

Income (loss) from investment operations:
Net investment income[3]	0.067	0.150	0.125	0.121	0.214	0.195
Net realized and unrealized gain (loss)	1.276	(0.525)	1.889	2.032	(6.409)	0.496

Total from investment operations	1.343	(0.375)	2.014	2.153	(6.195)	0.691

Less dividends and distributions from:
Net investment income	—	(0.099)	(0.095)	(0.096)	(0.168)	(0.170)
Net realized gain	—	—	—	—	(1.213)	(1.787)

Total dividends and distributions	—	(0.099)	(0.095)	(0.096)	(1.381)	(1.957)

Net asset value, end of period	$14.217	$12.874	$13.348	$11.429	$9.372	$16.948

Total return[4]	10.43%	(2.81% )	17.64%	23.00%	(38.48% )	4.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,192	$39,098	$35,019	$33,203	$26,528	$29,583
Ratio of expenses to average net assets	1.03%	1.03%	1.04%	1.05%	1.02%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%	1.08%	1.09%	1.09%	1.07%	1.06%
Ratio of net investment income to average net assets	0.97%	1.10%	1.03%	1.26%	1.58%	1.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.92%	1.05%	0.98%	1.22%	1.53%	0.99%
Portfolio turnover	13%	26%	19%	222%	191%	141%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wells Fargo Intrinsic Value Fund–7

LVIP Wells Fargo Intrinsic Value Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 64 series (Series). These financial statements and the related notes pertain to the LVIP Wells Fargo Intrinsic Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and total $27,746 for the six months ended June 30 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2012.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the

LVIP Wells Fargo Intrinsic Value Fund–8

LVIP Wells Fargo Intrinsic Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Fund’s investment sub-advisor, and provides certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% on the first $250 million of the average daily net assets of the Fund; 0.08% on the next $500 million; and 0.13% of average daily net assets in excess of $750 million. This agreement will continue at least through April 30, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Metropolitan West Capital Management, LLC (Sub-Advisor), a subsidiary of Wells Fargo & Company, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.008% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of internal legal services. For the six months ended June 30, 2012, fees for these administrative and legal services amounted to $14,823 and $1,981, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$207,043
Distribution fees payable to LFD	8,437

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $46,661,211 and sales of $64,230,833 of investment securities other than short-term investments.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $297,474,984. At June 30, 2012, net unrealized appreciation was $73,455,328, of which $82,201,976 related to unrealized appreciation of investments and $8,746,648 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Common Stock	$357,601,386
Short-Term Investment	13,328,926

Total	$370,930,312

LVIP Wells Fargo Intrinsic Value Fund–9

LVIP Wells Fargo Intrinsic Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year Ended 12/31/11
Ordinary income	$3,520,666

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$409,599,808
Undistributed ordinary income	4,187,113
Capital loss carryforwards as of 12/31/11	(125,435,497)
Realized gains 1/1/12–6/30/12	9,716,223
Unrealized appreciation	73,455,328

Net assets	$371,522,975

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $44,742,251 expires in 2016 and $80,693,246 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss caryforward retains its character as a short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

For the six months ended June 30, 2012, the Fund had capital gains of $9,716,223 which may reduce the capital loss carryforwards.

LVIP Wells Fargo Intrinsic Value Fund–10

LVIP Wells Fargo Intrinsic Value Fund

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares sold:
Standard Class	95,037	1,729,006
Service Class	515,252	1,066,742
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	248,488
Service Class	—	22,811

	610,289	3,067,047

Shares repurchased:
Standard Class	(1,510,783)	(7,270,295)
Service Class	(444,032)	(676,038)

	(1,954,815)	(7,946,333)

Net decrease	(1,344,526)	(4,879,286)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Effective after the close of business on September 21, 2012, BlackRock Financial Management, Inc. (BlackRock) will replace Metropolitan West Capital Management, LLC as the Fund’s Sub-Advisor and the Fund will also change its name from the LVIP Wells Fargo Intrinsic Value Fund to the LVIP BlackRock Equity Dividend RPM Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Wells Fargo Intrinsic Value Fund–11

LVIP Wells Fargo Intrinsic Value Fund

Other Fund Information

Sub-Advisory Agreement Board Considerations

On June 11-12, 2012, the Board of Trustees (“Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider Fund Management’s (defined below) proposal to restructure the LVIP Janus Capital Appreciation Fund, LVIP Wells Fargo Intrinsic Value Fund, LVIP Columbia Value Opportunities Fund, LVIP Turner Mid-Cap Growth Fund, LVIP Templeton Growth Fund and LVIP SSgA Global Tactical Allocation Fund by implementing a Risk Portfolio Management (“RPM”) strategy for each Fund. The Independent Trustees considered that as part of the RPM strategy described by Fund Management, LIAC would, with respect to 0-20% of each Fund’s assets, actively manage each Fund’s exposure to equity market risk primarily through investment in exchange-traded futures contracts and that the sub-adviser would manage the remaining 80-100% of the Fund’s assets according to the respective investment mandate. As part of its proposal, Fund Management proposed a new sub-adviser and a new sub-advisory agreement for each of the LVIP Janus Capital Appreciation Fund, LVIP Wells Fargo Intrinsic Value Fund, LVIP Columbia Value Opportunities Fund and the LVIP Turner Mid-Cap Growth Fund.

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (“the Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by Lincoln Investment Advisors Corporation (“LIAC”) and The Lincoln National Life Insurance Company (together, “Fund Management”) and the four proposed sub-advisers. In addition, the Independent Trustees were advised of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in approving such agreements by their independent legal counsel. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board. Upon receiving the Independent Trustees’ report, the Board adopted the considerations and conclusions of the Independent Trustees.

Approval of Sub-Advisory Agreement with BlackRock

In considering the approval of the proposed sub-advisory agreement between Blackrock Investment Management, LLC (“BlackRock”) and LIAC, on behalf of the LVIP Wells Fargo Intrinsic Value Fund, to be renamed the LVIP Blackrock Equity Dividend RPM Fund, the Board considered the nature, extent and quality of services proposed to be provided by Blackrock under the proposed sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains similar terms as those in place under the current sub-advisory agreements for the other LVIP Funds and with Blackrock for the LVIP Blackrock Inflation Protected Bond Fund, except that the proposed sub-advisory agreement provides that the sub-adviser manages only a portion of the Fund’s assets and is paid only on the assets managed.

The Board considered the materials provided and information reviewed in an in-person presentation by Blackrock that described the firm’s equity dividend philosophy, investment process, and long-term strategy as evidenced by its low historical portfolio turnover rate. The Board also considered the returns and standard deviation of the Blackrock US Large Cap Value composite provided by Fund Management compared to average returns of the Lipper Large-Cap Value Funds peer group, the Fund’s return and the Russell 1000 Value Index over various time periods from October 2005–March 2012. The Board reviewed the background of the investment professionals proposed to manage the Fund, the resources of Blackrock and information provided regarding portfolio manager compensation, trading and brokerage arrangements, disaster recovery/business continuity plan and its compliance program and regulatory matters. The Board concluded that the services to be provided by Blackrock were expected to be satisfactory.

With respect to the sub-advisory fee to be paid to Blackrock, the Board considered that the rate of the proposed sub-advisory fee, which includes breakpoints and is lower than the current sub-advisory fee schedule, was negotiated between LIAC and Blackrock, an unaffiliated third party, and that LIAC would compensate Blackrock from LIAC’s advisory fee and concluded that the proposed sub-advisory fee was reasonable.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed sub-advisory agreement are fair and reasonable and that approval of the agreement is in the best interests of the Fund. The Board unanimously approved the sub-advisory agreement for the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wells Fargo Intrinsic Value Fund–12

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Not Applicable.

(b) Audit-Related Fees

Not Applicable.

(c) Tax Fees

Not Applicable.

(d) All Other Fees

Not Applicable.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e) (2) Not Applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

Not Applicable.

(h) Principal Accountant’s Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics – Not Applicable.

(a)(2)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust (Registrant)

/s/ DANIEL R. HAYES
Daniel R. Hayes President (Signature and Title)

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ DANIEL R. HAYES
Daniel R. Hayes
President (Signature and Title)

Date: August 28, 2012

By	/s/ WILLIAM P. FLORY, JR.
William P. Flory, Jr.
Chief Accounting Officer (Signature and Title)

Date: August 28, 2012